                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-22127

                        RIVERSOURCE VARIABLE SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO FUNDS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010


References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively as the context requires:

RiverSource Variable Portfolio - Balanced Fund
RiverSource Variable Portfolio - Cash Management Fund
RiverSource Variable Portfolio - Diversified Bond Fund
RiverSource Variable Portfolio - Diversified Equity Income Fund
RiverSource Variable Portfolio - Dynamic Equity Fund
RiverSource Variable Portfolio - Global Bond Fund
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund RiverSource Variable Portfolio - High Yield Bond Fund
RiverSource Variable Portfolio - Income Opportunities Fund
RiverSource Variable Portfolio - Mid Cap Growth Fund
RiverSource Variable Portfolio - Mid Cap Value Fund
RiverSource Variable Portfolio - S&P 500 Index Fund

RiverSource Variable Portfolio - Short Duration U.S. Government Fund Seligman Variable Portfolio - Growth Fund
Seligman Variable Portfolio - Larger-Cap Value Fund
Seligman Variable Portfolio - Smaller-Cap Value Fund
Threadneedle Variable Portfolio - Emerging Markets Fund
Threadneedle Variable Portfolio - International Opportunity Fund
Variable Portfolio - Davis New York Venture Fund
  (formerly RiverSource Partners VP - Fundamental Value Fund)
Variable Portfolio - Goldman Sachs Mid Cap Value Fund
  (formerly RiverSource Partners VP - Select Value Fund)
Variable Portfolio - Partners Small Cap Value Fund
  (formerly RiverSource Partners VP - Small Cap Value Fund)

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

The RiverSource Variable Portfolio (VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

TABLE OF CONTENTS --------------------------------------------------------------

2010 SEMIANNUAL REPORT

The purpose of this semiannual report is to tell investors how the Fund performed.

RIVERSOURCE VP -- BALANCED FUND
Your Fund at a Glance......................    2
RIVERSOURCE VP -- CASH MANAGEMENT FUND
Your Fund at a Glance......................    5
RIVERSOURCE VP -- DIVERSIFIED BOND FUND
Your Fund at a Glance......................    7
RIVERSOURCE VP -- DIVERSIFIED EQUITY INCOME FUND
Your Fund at a Glance......................    9
RIVERSOURCE VP -- DYNAMIC EQUITY FUND
Your Fund at a Glance......................   11
RIVERSOURCE VP -- GLOBAL BOND FUND
Your Fund at a Glance......................   13
RIVERSOURCE VP -- GLOBAL INFLATION PROTECTED
  SECURITIES FUND
Your Fund at a Glance......................   16
RIVERSOURCE VP -- HIGH YIELD BOND FUND
Your Fund at a Glance......................   18
RIVERSOURCE VP -- INCOME OPPORTUNITIES FUND
Your Fund at a Glance......................   21
RIVERSOURCE VP -- MID CAP GROWTH FUND
Your Fund at a Glance......................   23
RIVERSOURCE VP -- MID CAP VALUE FUND
Your Fund at a Glance......................   25
RIVERSOURCE VP -- S&P 500 INDEX FUND
Your Fund at a Glance......................   27
RIVERSOURCE VP -- SHORT DURATION U.S. GOVERNMENT
  FUND
Your Fund at a Glance......................   29
SELIGMAN VP -- GROWTH FUND
Your Fund at a Glance......................   31
SELIGMAN VP -- LARGER-CAP VALUE FUND
Your Fund at a Glance......................   33
SELIGMAN VP -- SMALLER-CAP VALUE FUND
Your Fund at a Glance......................   35
THREADNEEDLE VP -- EMERGING MARKETS FUND
Your Fund at a Glance......................   37
THREADNEEDLE VP -- INTERNATIONAL OPPORTUNITY
  FUND
Your Fund at a Glance......................   39
VP -- DAVIS NEW YORK VENTURE FUND
Your Fund at a Glance......................   41
VP -- GOLDMAN SACHS MID CAP VALUE FUND
Your Fund at a Glance......................   43
VP -- PARTNERS SMALL CAP VALUE FUND
Your Fund at a Glance......................   45
FUND EXPENSES EXAMPLES.....................   47
PORTFOLIO OF INVESTMENTS...................   68
STATEMENTS OF ASSETS AND LIABILITIES.......  248
STATEMENTS OF OPERATIONS...................  255
STATEMENTS OF CHANGES IN NET ASSETS........  262
FINANCIAL HIGHLIGHTS.......................  273
NOTES TO FINANCIAL STATEMENTS..............  313
APPROVAL OF INVESTMENT MANAGEMENT SERVICES
  AGREEMENT................................  344
APPROVAL OF THE SUBADVISORY AGREEMENT
  BETWEEN GOLDMAN SACHS ASSET MANAGEMENT,
  L.P., AND COLUMBIA MANAGEMENT INVESTMENT
  ADVISERS, LLC............................  347
PROXY VOTING...............................  348




--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Balanced Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Balanced Fund (the Fund) fell 4.88% for the six months ended
  June 30, 2010.

> The Russell 1000(R) Value Index (Russell Index) decreased 5.12%, while the
  Barclays Capital U.S. Aggregate Bond Index (Barclays Capital Index) gained 5.33% during the same period.

> The Fund underperformed its peer group, as represented by the Lipper Balanced
  Funds Index, which declined 2.66%.

> The Fund also underperformed its Blended Index, comprised 60% of the Russell
  Index and 40% of the Barclays Capital Index, which fell 0.82% during the fiscal year.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                  6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund
  Class 3                                           -4.88%    +12.46%    -6.87%    -0.22%    -0.24%
----------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)          -5.12%    +16.92%   -12.32%    -1.64%    +2.38%
----------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2)
  (unmanaged)                                       +5.33%     +9.50%    +7.55%    +5.54%    +6.47%
----------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                        -0.82%    +14.33%    -4.28%    +1.57%    +4.34%
----------------------------------------------------------------------------------------------------
Lipper Balanced Funds Index(4)                      -2.66%    +13.33%    -3.70%    +1.98%    +2.34%
----------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Blended Index consists of 60% Russell 1000 Value Index and 40% Barclays Capital U.S. Aggregate Bond Index.

(4) The Lipper Balanced Funds Index includes the 30 largest balanced funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Balanced Fund

ASSET ALLOCATION & PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
--------------------------------------------------------------------------------



STOCKS                                                                59.8%
---------------------------------------------------------------------------
Consumer Discretionary                                                 4.4%
---------------------------------------------------------------------------
Consumer Staples                                                       3.5%
---------------------------------------------------------------------------
Energy                                                                 9.0%
---------------------------------------------------------------------------
Financials                                                            10.5%
---------------------------------------------------------------------------
Health Care                                                            6.0%
---------------------------------------------------------------------------
Industrials                                                           10.4%
---------------------------------------------------------------------------
Information Technology                                                 9.5%
---------------------------------------------------------------------------
Materials                                                              3.7%
---------------------------------------------------------------------------
Telecommunication Services                                             2.1%
---------------------------------------------------------------------------
Utilities                                                              0.7%
---------------------------------------------------------------------------

BONDS                                                                 38.7%
---------------------------------------------------------------------------
Asset-Backed                                                           3.4%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             4.2%
---------------------------------------------------------------------------
Consumer Discretionary                                                 1.1%
---------------------------------------------------------------------------
Consumer Staples                                                       1.1%
---------------------------------------------------------------------------
Energy                                                                 0.8%
---------------------------------------------------------------------------
Financials                                                             1.6%
---------------------------------------------------------------------------
Foreign Government                                                     0.9%
---------------------------------------------------------------------------
Health Care                                                            0.4%
---------------------------------------------------------------------------
Industrials                                                            0.5%
---------------------------------------------------------------------------
Materials                                                              0.8%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           11.4%
---------------------------------------------------------------------------
Telecommunication                                                      3.5%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 4.4%
---------------------------------------------------------------------------
Utilities                                                              4.6%
---------------------------------------------------------------------------

FDIC INSURED DEBT(2)                                                   0.1%
---------------------------------------------------------------------------

SENIOR LOANS                                                           0.4%
---------------------------------------------------------------------------
Consumer Discretionary                                                 0.1%
---------------------------------------------------------------------------
Consumer Staples                                                       0.1%
---------------------------------------------------------------------------
Energy                                                                 0.1%
---------------------------------------------------------------------------
Financials                                                             0.0%*
---------------------------------------------------------------------------
Telecommunication                                                      0.1%
---------------------------------------------------------------------------

OTHER(3)                                                               1.0%
---------------------------------------------------------------------------




*   Rounds to less than 0.1%
(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

(3) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Balanced Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Hewlett-Packard Co.                                                    2.8%
---------------------------------------------------------------------------
Bank of America Corp.                                                  2.2%
---------------------------------------------------------------------------
Intel Corp.                                                            2.0%
---------------------------------------------------------------------------
Lorillard, Inc.                                                        1.9%
---------------------------------------------------------------------------
Chevron Corp.                                                          1.8%
---------------------------------------------------------------------------
XL Group PLC                                                           1.8%
---------------------------------------------------------------------------
JPMorgan Chase & Co.                                                   1.7%
---------------------------------------------------------------------------
Exxon Mobil Corp.                                                      1.6%
---------------------------------------------------------------------------
ConocoPhillips                                                         1.5%
---------------------------------------------------------------------------
Merck & Co., Inc.                                                      1.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Cash Management Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Cash Management Fund (the Fund) Class 3 shares returned less than 0.01% for the semiannual period ended June 30, 2010.

> The Fund's annualized simple yield was 0.01% and its annualized compound yield was also 0.01% for the seven-day period ended June 30, 2010. The 7-day yields shown reflect more closely the earnings of the Fund than the total return. (Short-term yields may be higher or lower than the figures shown.)

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                     SINCE
                                                                                                   INCEPTION
                                               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
------------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                          N/A        N/A      N/A       N/A        N/A      +0.00%**
------------------------------------------------------------------------------------------------------------
  Class 2                                          N/A        N/A      N/A       N/A        N/A      +0.01%
------------------------------------------------------------------------------------------------------------
  Class 3                                        +0.00%**   +0.01%   +1.59%    +2.64%     +2.34%       N/A
------------------------------------------------------------------------------------------------------------



 *Not annualized.
**Rounds to less than 0.01%.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Cash Management Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Certificates of Deposit                                                7.3%
---------------------------------------------------------------------------
Commercial Paper                                                      48.6%
---------------------------------------------------------------------------
U.S. Government-Insured Debt(2)                                       15.7%
---------------------------------------------------------------------------
U.S. Government Agencies                                              28.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.



--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Diversified Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Diversified Bond Fund (the Fund) Class 3 shares gained 5.37% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the unmanaged Barclays Capital U.S.
  Aggregate Bond Index, which advanced 5.33% during the same time frame.

> The Fund underperformed its peer group, as represented by the Lipper
  Intermediate Investment-Grade Debt Index, which rose 6.05% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------



                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Bond Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A      +1.78%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A      +1.74%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       +5.37%    +12.03%   +5.59%    +4.41%     +5.14%       N/A
-----------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond
  Index(1) (unmanaged)                          +5.33%     +9.50%   +7.55%    +5.54%     +6.47%     +2.62%
-----------------------------------------------------------------------------------------------------------
Lipper Intermediate Investment-Grade Debt
  Index(2)                                      +6.05%    +14.30%   +6.53%    +4.91%     +6.02%     +1.92%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Intermediate Investment-Grade Debt Index includes the 30 largest investment grade funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Diversified Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                                          15.8%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             9.8%
---------------------------------------------------------------------------
Consumer Discretionary                                                 2.1%
---------------------------------------------------------------------------
Consumer Staples                                                       3.0%
---------------------------------------------------------------------------
Energy                                                                 1.8%
---------------------------------------------------------------------------
Financials                                                             4.3%
---------------------------------------------------------------------------
Foreign Government                                                     2.2%
---------------------------------------------------------------------------
Health Care                                                            0.7%
---------------------------------------------------------------------------
Industrials                                                            1.3%
---------------------------------------------------------------------------
Materials                                                              1.9%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           31.7%
---------------------------------------------------------------------------
Telecommunication                                                      8.6%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 2.7%
---------------------------------------------------------------------------
Utilities                                                             12.4%
---------------------------------------------------------------------------
Other(2)                                                               1.7%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            45.3%
---------------------------------------------------------------------------
AA rating                                                              1.6%
---------------------------------------------------------------------------
A rating                                                              12.7%
---------------------------------------------------------------------------
BBB rating                                                            22.9%
---------------------------------------------------------------------------
BB rating                                                              9.6%
---------------------------------------------------------------------------
B rating                                                               3.8%
---------------------------------------------------------------------------
Non-investment grade                                                   0.9%
---------------------------------------------------------------------------
Non-rated                                                              3.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.2% of the bond portfolio assets were determined through internal analysis.

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for more information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-Investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Diversified Equity Income Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Diversified Equity Income Fund (the Fund) Class 3 shares fell
  7.74% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell 1000(R) Value Index, which decreased 5.12% for the period.

> The Fund also underperformed the Lipper Equity Income Funds Index, representing its peer group, which fell 6.43% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Diversified Equity Income
  Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A       N/A      N/A        N/A      -13.61%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A       N/A      N/A        N/A      -13.69%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -7.74%    +15.68%   -12.21%   +0.20%     +4.10%        N/A
-----------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)      -5.12%    +16.92%   -12.32%   -1.64%     +2.38%     -14.66%
-----------------------------------------------------------------------------------------------------------
Lipper Equity Income Funds Index(2)             -6.43%    +14.36%   -10.49%   -0.87%     +1.80%     -12.91%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Diversified Equity Income Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


STOCKS                                                                98.6%
---------------------------------------------------------------------------
Consumer Discretionary                                                 7.0%
---------------------------------------------------------------------------
Consumer Staples                                                       5.5%
---------------------------------------------------------------------------
Energy                                                                13.8%
---------------------------------------------------------------------------
Financials                                                            15.7%
---------------------------------------------------------------------------
Health Care                                                           10.9%
---------------------------------------------------------------------------
Industrials                                                           17.6%
---------------------------------------------------------------------------
Information Technology                                                14.6%
---------------------------------------------------------------------------
Materials                                                              6.1%
---------------------------------------------------------------------------
Telecommunication Services                                             5.2%
---------------------------------------------------------------------------
Utilities                                                              2.2%
---------------------------------------------------------------------------

BONDS                                                                  0.5%
---------------------------------------------------------------------------
OTHER(2)                                                               0.9%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Hewlett-Packard Co.                                                    4.7%
---------------------------------------------------------------------------
Bank of America Corp.                                                  3.4%
---------------------------------------------------------------------------
XL Group PLC                                                           3.3%
---------------------------------------------------------------------------
Intel Corp.                                                            3.1%
---------------------------------------------------------------------------
Exxon Mobil Corp.                                                      2.7%
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                               2.7%
---------------------------------------------------------------------------
Lorillard, Inc.                                                        2.7%
---------------------------------------------------------------------------
Merck & Co., Inc.                                                      2.6%
---------------------------------------------------------------------------
Chevron Corp.                                                          2.2%
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                  2.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Dynamic Equity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Dynamic Equity Fund (the Fund) Class 3 shares fell 6.38% for the six months ended June 30, 2010.

> The Fund outperformed its primary benchmark, the Standard & Poor's 500 Index
  (S&P 500 Index), which declined 6.65%.

> The Fund also outperformed the Lipper Large-Cap Core Funds Index, representing the Fund's peer group which decreased 7.65% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Dynamic Equity Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A       N/A      N/A        N/A      -14.33%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A       N/A      N/A        N/A      -14.33%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -6.38%    +15.87%   -13.34%   -3.65%     -4.52%        N/A
-----------------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                    -6.65%    +14.43%    -9.81%   -0.79%     -1.59%     -13.93%
-----------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(2)            -7.65%    +12.33%    -9.56%   -0.78%     -2.17%     -14.08%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Dynamic Equity Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                11.0%
---------------------------------------------------------------------------
Consumer Staples                                                       9.6%
---------------------------------------------------------------------------
Energy                                                                 9.8%
---------------------------------------------------------------------------
Financials                                                            16.8%
---------------------------------------------------------------------------
Health Care                                                           12.6%
---------------------------------------------------------------------------
Industrials                                                           10.9%
---------------------------------------------------------------------------
Information Technology                                                18.5%
---------------------------------------------------------------------------
Materials                                                              3.5%
---------------------------------------------------------------------------
Telecommunication Services                                             3.0%
---------------------------------------------------------------------------
Utilities                                                              4.0%
---------------------------------------------------------------------------
Other(2)                                                               0.3%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                                            4.0%
---------------------------------------------------------------------------
Chevron Corp.                                                          3.2%
---------------------------------------------------------------------------
IBM Corp.                                                              3.0%
---------------------------------------------------------------------------
Microsoft Corp.                                                        3.0%
---------------------------------------------------------------------------
Pfizer, Inc.                                                           2.7%
---------------------------------------------------------------------------
ConocoPhillips                                                         2.5%
---------------------------------------------------------------------------
General Electric Co.                                                   1.9%
---------------------------------------------------------------------------
Texas Instruments, Inc.                                                1.8%
---------------------------------------------------------------------------
Time Warner, Inc.                                                      1.7%
---------------------------------------------------------------------------
NetFlix, Inc.                                                          1.7%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Global Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Global Bond Fund (the Fund) Class 3 shares fell 0.50% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital Global Aggregate
  Index, which decreased 0.31%.

> The Fund also underperformed its peer group, as represented by the Lipper
  Global Income Funds Index, which rose 2.08% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A      -0.43%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A      -0.48%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -0.50%     +5.74%   +5.66%    +4.46%     +6.10%       N/A
-----------------------------------------------------------------------------------------------------------
Barclays Capital Global Aggregate Index(1)
  (unmanaged)                                   -0.31%     +5.00%   +6.80%    +5.03%     +6.40%     +0.03%
-----------------------------------------------------------------------------------------------------------
Lipper Global Income Funds Index(2)             +2.08%    +13.50%   +5.77%    +4.85%     +6.22%     -0.42%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Global Income Funds Index includes the 30 largest global income funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Global Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                                           2.7%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             3.5%
---------------------------------------------------------------------------
Consumer Discretionary                                                 1.9%
---------------------------------------------------------------------------
Consumer Staples                                                       1.4%
---------------------------------------------------------------------------
Energy                                                                 1.3%
---------------------------------------------------------------------------
Financials                                                             8.1%
---------------------------------------------------------------------------
Foreign Government                                                    52.2%
---------------------------------------------------------------------------
Health Care                                                            0.5%
---------------------------------------------------------------------------
Industrials                                                            1.1%
---------------------------------------------------------------------------
Materials                                                              1.8%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                            5.4%
---------------------------------------------------------------------------
Telecommunication                                                      5.5%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 5.3%
---------------------------------------------------------------------------
Utilities                                                              8.9%
---------------------------------------------------------------------------
Other(2)                                                               0.4%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            35.9%
---------------------------------------------------------------------------
AA rating                                                             19.6%
---------------------------------------------------------------------------
A rating                                                              19.3%
---------------------------------------------------------------------------
BBB rating                                                            13.2%
---------------------------------------------------------------------------
BB rating                                                              8.6%
---------------------------------------------------------------------------
B rating                                                               2.2%
---------------------------------------------------------------------------
CCC rating                                                             0.1%
---------------------------------------------------------------------------
D rating                                                               0.1%
---------------------------------------------------------------------------
Non-rated                                                              1.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.04% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund

TOP TEN COUNTRIES(1) (at June 30, 2010)
---------------------------------------------------------------------

United States                                                         39.3%
---------------------------------------------------------------------------
Japan                                                                 11.8%
---------------------------------------------------------------------------
Germany                                                                5.9%
---------------------------------------------------------------------------
France                                                                 4.5%
---------------------------------------------------------------------------
United Kingdom                                                         3.6%
---------------------------------------------------------------------------
Netherlands                                                            3.3%
---------------------------------------------------------------------------
Italy                                                                  3.0%
---------------------------------------------------------------------------
Spain                                                                  2.8%
---------------------------------------------------------------------------
Canada                                                                 2.7%
---------------------------------------------------------------------------
Brazil                                                                 2.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Global Inflation Protected Securities Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Global Inflation Protected Securities Fund (the Fund) Class 3 shares gained 2.60% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital World Government
  Inflation-Linked Bond Index (fully hedged to the U.S. dollar), which advanced 3.36%.

> The Barclays Capital U.S. Government Inflation-Linked Bond Index advanced
  4.42% for the same time frame.

> The Fund also underperformed the Blended Index (made up of 50% Barclays
  Capital World Government Inflation-Linked Bond Index, excluding U.S., fully hedged to the U.S. dollar, and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index), which rose 3.55%.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                      SINCE       SINCE
                                                                                    INCEPTION   INCEPTION
                                                     6 MONTHS*   1 YEAR   3 YEARS    9/13/04     5/3/10*
---------------------------------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected
  Securities Fund
---------------------------------------------------------------------------------------------------------
  Class 1                                                N/A        N/A      N/A        N/A       +0.46%
---------------------------------------------------------------------------------------------------------
  Class 2                                                N/A        N/A      N/A        N/A       +0.41%
---------------------------------------------------------------------------------------------------------
  Class 3                                              +2.60%     +6.69%   +5.87%     +4.18%        N/A
---------------------------------------------------------------------------------------------------------
Barclays Capital World Government Inflation-Linked
  Bond Index(1) (unmanaged)                            +3.36%     +8.53%   +6.93%     +5.37%      +0.84%
---------------------------------------------------------------------------------------------------------
Barclays Capital U.S. Government Inflation-Linked
  Bond Index(2) (unmanaged)                            +4.42%     +9.53%   +7.61%     +5.24%      +1.72%
---------------------------------------------------------------------------------------------------------
Blended Index(3) (unmanaged)                           +3.55%     +8.71%   +7.04%     +5.38%      +1.12%
---------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital World Government Inflation-Linked Bond Index (fully hedged to the U.S. dollar) is an unmanaged index that measures the performance of the major government inflation-linked bond markets, including the United States, the United Kingdom, Australia, Canada, Sweden, France, Italy, Japan, Germany and Greece. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Barclays Capital U.S. Government Inflation-Linked Bond Index is an unmanaged index that measures the performance of the U.S. government inflation-linked bond market. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Blended Index consists of 50% Barclays Capital World Government Inflation-Linked Index (excluding U.S., fully hedged to the U.S. dollar) and 50% Barclays Capital U.S. Government Inflation-Linked Bond Index.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              2.6%
---------------------------------------------------------------------------
Brazil                                                                 0.3%
---------------------------------------------------------------------------
Canada                                                                 2.5%
---------------------------------------------------------------------------
France                                                                12.0%
---------------------------------------------------------------------------
Germany                                                                0.8%
---------------------------------------------------------------------------
Greece                                                                 0.9%
---------------------------------------------------------------------------
Italy                                                                  6.4%
---------------------------------------------------------------------------
Japan                                                                  0.8%
---------------------------------------------------------------------------
Mexico                                                                 1.4%
---------------------------------------------------------------------------
Sweden                                                                 1.1%
---------------------------------------------------------------------------
United Kingdom                                                        20.6%
---------------------------------------------------------------------------
United States                                                         50.1%
---------------------------------------------------------------------------
Other(2)                                                               0.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            88.2%
---------------------------------------------------------------------------
AA rating                                                              0.9%
---------------------------------------------------------------------------
A rating                                                               8.7%
---------------------------------------------------------------------------
BBB rating                                                             0.5%
---------------------------------------------------------------------------
Non-investment grade                                                   0.9%
---------------------------------------------------------------------------
Non-rated                                                              0.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for more information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - High Yield Bond Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - High Yield Bond Fund (the Fund) Class 3 shares gained 3.11% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the unmanaged JP Morgan Global High
  Yield Index, which increased 4.80%.

> The Fund also underperformed the Lipper High Current Yield Bond Funds Index, representing the Fund's peer group, which rose 3.78% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A      -2.44%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A      -2.48%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       +3.11%    +21.48%   +5.39%    +6.59%     +5.95%       N/A
-----------------------------------------------------------------------------------------------------------
JP Morgan Global High Yield Index(1)
  (unmanaged)                                   +4.80%    +28.19%   +6.55%    +7.33%     +7.72%     -2.17%
-----------------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds
  Index(2)                                      +3.78%    +24.97%   +2.96%    +4.92%     +4.72%     -3.07%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource VP - High Yield Bond Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                23.6%
---------------------------------------------------------------------------
Consumer Staples                                                       6.8%
---------------------------------------------------------------------------
Energy                                                                 9.6%
---------------------------------------------------------------------------
Financials                                                             6.6%
---------------------------------------------------------------------------
Health Care                                                            7.3%
---------------------------------------------------------------------------
Industrials                                                            5.9%
---------------------------------------------------------------------------
Materials                                                             14.9%
---------------------------------------------------------------------------
Telecommunication                                                     19.1%
---------------------------------------------------------------------------
Utilities                                                              4.7%
---------------------------------------------------------------------------
Other(2)                                                               1.5%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

BBB rating                                                             2.4%
---------------------------------------------------------------------------
BB rating                                                             25.9%
---------------------------------------------------------------------------
B rating                                                              50.7%
---------------------------------------------------------------------------
CCC rating                                                            16.6%
---------------------------------------------------------------------------
D rating                                                               4.0%
---------------------------------------------------------------------------
Non-rated                                                              0.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 3.1% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  19

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - High Yield Bond Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Chemtura Corp.
  6.875% 2016                                                          2.0%
---------------------------------------------------------------------------
Ally Financial, Inc.
  8.000% 2020                                                          1.9%
---------------------------------------------------------------------------
CIT Group, Inc.
  7.000% 2017                                                          1.7%
---------------------------------------------------------------------------
Noranda Aluminum Acquisition Corp.
  5.373% 2015                                                          1.6%
---------------------------------------------------------------------------
NRG Energy, Inc.
  7.375% 2017                                                          1.3%
---------------------------------------------------------------------------
Shingle Springs Tribal Gaming Authority
  9.375% 2015                                                          1.2%
---------------------------------------------------------------------------
Windstream Corp.
  8.625% 2016                                                          1.1%
---------------------------------------------------------------------------
Ford Motor Co.
  3.310-3.350% 2013                                                    1.1%
---------------------------------------------------------------------------
Hexion US Finance Corp./Nova Scotia ULC
  8.875% 2018                                                          1.1%
---------------------------------------------------------------------------
Fairpoint Communications, Inc.
  1.750% 2015                                                          1.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Income Opportunities Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Income Opportunities Fund (the Fund) Class 3 shares gained
  3.02% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the unmanaged Merrill Lynch U.S. High
  Yield Cash Pay BB-B Rated Constrained Index, which increased 4.54%.

> The Fund also underperformed its peer group, as represented by the Lipper High
  Current Yield Bond Funds Index, which rose 3.78% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS     6/1/04     5/3/10*
------------------------------------------------------------------------------------------------------------
RiverSource VP - Income Opportunities Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A       -1.89%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A       -2.03%
------------------------------------------------------------------------------------------------------------
  Class 3                                       +3.02%    +17.97%   +6.05%    +6.17%     +6.94%        N/A
------------------------------------------------------------------------------------------------------------
Merrill Lynch U.S. High Yield Cash Pay BB-B
  Rated Constrained Index(1) (unmanaged)        +4.54%    +21.65%   +5.63%    +6.11%     +6.94%      -1.52%
------------------------------------------------------------------------------------------------------------
Lipper High Current Yield Bond Funds
  Index(2)                                      +3.78%    +24.97%   +2.96%    +4.92%     +5.85%      -3.04%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index is an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper High Current Yield Bond Funds Index includes the 30 largest high yield bond funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  21

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Income Opportunities Fund

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

BBB rating                                                             3.5%
---------------------------------------------------------------------------
BB rating                                                             39.3%
---------------------------------------------------------------------------
B rating                                                              50.7%
---------------------------------------------------------------------------
CCC rating                                                             4.7%
---------------------------------------------------------------------------
D rating                                                               1.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 1.6% of the bond portfolio assets were determined through internal analysis.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Nextel Communications, Inc.
  7.375% 2015                                                          1.8%
---------------------------------------------------------------------------
Ally Financial, Inc.
  8.000% 2020                                                          1.7%
---------------------------------------------------------------------------
CIT Group, Inc.
  7.000% 2017                                                          1.7%
---------------------------------------------------------------------------
Midwest Generation LLC
  8.560% 2016                                                          1.5%
---------------------------------------------------------------------------
Chemtura Corp.
  6.875% 2016                                                          1.4%
---------------------------------------------------------------------------
HCA, Inc.
  7.250% 2020                                                          1.3%
---------------------------------------------------------------------------
NRG Energy, Inc.
  7.375% 2017                                                          1.2%
---------------------------------------------------------------------------
Cardtronics, Inc.
  9.250% 2013                                                          1.2%
---------------------------------------------------------------------------
Reynolds Group Issuer, Inc./LLC
  7.750% 2016                                                          1.1%
---------------------------------------------------------------------------
Hexion US Finance Corp./Nova Scotia ULC
  8.875% 2018                                                          1.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Mid Cap Growth Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Mid Cap Growth Fund (the Fund) Class 3 shares fell 4.05% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index, which declined 3.31% for the same time period.

> The Fund also underperformed its peer group represented by the Lipper Mid-Cap
  Growth Funds Index, which fell 3.28% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS     5/1/01     5/3/10*
------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A       -16.92%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A       -16.99%
------------------------------------------------------------------------------------------------------------
  Class 3                                       -4.05%    +19.00%   -4.11%    +1.66%     +2.33%         N/A
------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Growth Index(1)
  (unmanaged)                                   -3.31%    +21.30%   -7.53%    +1.37%     +1.76%      -14.10%
------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Growth Funds Index(2)            -3.28%    +21.13%   -6.51%    +2.85%     +1.30%      -14.06%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  23

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Mid Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                10.8%
---------------------------------------------------------------------------
Consumer Staples                                                       2.4%
---------------------------------------------------------------------------
Energy                                                                10.2%
---------------------------------------------------------------------------
Financials                                                             5.7%
---------------------------------------------------------------------------
Health Care                                                           15.3%
---------------------------------------------------------------------------
Industrials                                                           18.3%
---------------------------------------------------------------------------
Information Technology                                                28.6%
---------------------------------------------------------------------------
Materials                                                              8.3%
---------------------------------------------------------------------------
Other(2)                                                               0.4%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

TIBCO Software, Inc.                                                   4.4%
---------------------------------------------------------------------------
PMC -- Sierra, Inc.                                                    3.5%
---------------------------------------------------------------------------
DryShips, Inc.                                                         2.3%
---------------------------------------------------------------------------
Symantec Corp.                                                         2.1%
---------------------------------------------------------------------------
Formfactor, Inc.                                                       1.7%
---------------------------------------------------------------------------
Quanta Services, Inc.                                                  1.6%
---------------------------------------------------------------------------
Ciena Corp.                                                            1.5%
---------------------------------------------------------------------------
Select Medical Holdings Corp.                                          1.5%
---------------------------------------------------------------------------
Gen-Probe, Inc.                                                        1.4%
---------------------------------------------------------------------------
Haemonetics Corp.                                                      1.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Mid Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Mid Cap Value Fund (the Fund) Class 3 shares fell 6.35% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell Midcap(R) Value Index, which decreased 0.88% for the same period.

> The Fund also underperformed the Lipper Mid-Cap Value Funds Index, representing its peer group, which fell 3.20% over the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS     5/2/05     5/3/10*
------------------------------------------------------------------------------------------------------------
RiverSource VP - Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A       N/A      N/A        N/A       -15.63%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A       N/A      N/A        N/A       -15.63%
------------------------------------------------------------------------------------------------------------
  Class 3                                       -6.35%    +22.66%   -11.52%   +0.50%     +1.68%         N/A
------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1)
  (unmanaged)                                   -0.88%    +28.91%    -9.44%   +0.71%     +1.98%      -14.86%
------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Value Funds Index(2)             -3.20%    +23.19%    -8.78%   +0.76%     +1.97%      -14.83%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  25

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Mid Cap Value Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


STOCKS                                                                96.6%
---------------------------------------------------------------------------
Consumer Discretionary                                                 9.6%
---------------------------------------------------------------------------
Consumer Staples                                                       3.2%
---------------------------------------------------------------------------
Energy                                                                11.4%
---------------------------------------------------------------------------
Financials                                                            15.6%
---------------------------------------------------------------------------
Health Care                                                            9.5%
---------------------------------------------------------------------------
Industrials                                                           20.3%
---------------------------------------------------------------------------
Information Technology                                                10.2%
---------------------------------------------------------------------------
Materials                                                              8.0%
---------------------------------------------------------------------------
Telecommunication Services                                             3.5%
---------------------------------------------------------------------------
Utilities                                                              5.3%
---------------------------------------------------------------------------

EQUITY-LINKED NOTES                                                    1.1%
---------------------------------------------------------------------------

BONDS                                                                  0.1%
---------------------------------------------------------------------------

OTHER(2)                                                               2.2%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Lorillard, Inc.                                                        3.3%
---------------------------------------------------------------------------
XL Group PLC                                                           2.9%
---------------------------------------------------------------------------
Mylan, Inc.                                                            2.5%
---------------------------------------------------------------------------
Cooper Industries PLC                                                  2.3%
---------------------------------------------------------------------------
Enbridge, Inc.                                                         2.2%
---------------------------------------------------------------------------
LSI Corp.                                                              2.1%
---------------------------------------------------------------------------
Forest Laboratories, Inc.                                              1.9%
---------------------------------------------------------------------------
Eaton Corp.                                                            1.9%
---------------------------------------------------------------------------
Sempra Energy                                                          1.6%
---------------------------------------------------------------------------
Eastman Chemical Co.                                                   1.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - S&P 500 Index Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - S&P 500 Index Fund (the Fund) fell 6.74% for the six months ended June 30, 2010.

> The Fund underperformed it's benchmark, the unmanaged Standard & Poor's 500
  Index which declined 6.65% for the same period.

> The Lipper S&P 500 Objective Funds Index, representing the Fund's peer group, fell 6.77% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                   6 MONTHS*    1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund
-----------------------------------------------------------------------------------------------------
  Class 3                                            -6.74%    +14.03%   -10.07%    -1.15%    -2.03%
-----------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                         -6.65%    +14.43%    -9.81%    -0.79%    -1.59%
-----------------------------------------------------------------------------------------------------
Lipper S&P 500 Objective Funds Index(2)              -6.77%    +14.18%    -9.96%    -0.99%    -1.82%
-----------------------------------------------------------------------------------------------------


*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper S&P 500 Objective Funds Index includes the 30 largest S&P 500 funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  27

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - S&P 500 Index Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                10.0%
---------------------------------------------------------------------------
Consumer Staples                                                      11.4%
---------------------------------------------------------------------------
Energy                                                                10.7%
---------------------------------------------------------------------------
Financials                                                            16.2%
---------------------------------------------------------------------------
Health Care                                                           12.0%
---------------------------------------------------------------------------
Industrials                                                           10.3%
---------------------------------------------------------------------------
Information Technology                                                18.5%
---------------------------------------------------------------------------
Materials                                                              3.4%
---------------------------------------------------------------------------
Telecommunication Services                                             3.0%
---------------------------------------------------------------------------
Utilities                                                              3.6%
---------------------------------------------------------------------------
Other(2)                                                               0.9%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Exxon Mobil Corp.                                                      3.1%
---------------------------------------------------------------------------
Apple, Inc.                                                            2.5%
---------------------------------------------------------------------------
Microsoft Corp.                                                        1.9%
---------------------------------------------------------------------------
The Procter & Gamble Co.                                               1.9%
---------------------------------------------------------------------------
Johnson & Johnson                                                      1.7%
---------------------------------------------------------------------------
IBM Corp.                                                              1.7%
---------------------------------------------------------------------------
General Electric Co.                                                   1.7%
---------------------------------------------------------------------------
JPMorgan Chase & Co.                                                   1.6%
---------------------------------------------------------------------------
Bank of America Corp.                                                  1.5%
---------------------------------------------------------------------------
AT&T, Inc.                                                             1.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

"Standard & Poor's(R)," "S&P," "S&P 500(R)" and "Standard & Poor's 500(R)" are trademarks of the McGraw-Hill Companies, Inc. These trademarks and service marks have been licensed for use by Ameriprise Financial, Inc. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's or any of their subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Funds.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Short Duration U.S. Government Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource VP - Short Duration U.S. Government Fund (the Fund) Class 3 shares gained 2.21% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Barclays Capital U.S. 1-3 Year
  Government Index, which rose 1.89%.

> The Fund also outperformed the Lipper Short U.S. Government Funds Index, representing the Fund's peer group, which advanced 2.04% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                     SINCE
                                                                                                   INCEPTION
                                               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
------------------------------------------------------------------------------------------------------------
RiverSource VP - Short Duration U.S.
  Government Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                          N/A        N/A      N/A       N/A        N/A      +0.95%
------------------------------------------------------------------------------------------------------------
  Class 2                                          N/A        N/A      N/A       N/A        N/A      +0.81%
------------------------------------------------------------------------------------------------------------
  Class 3                                        +2.21%     +4.83%   +2.83%    +2.94%     +3.58%       N/A
------------------------------------------------------------------------------------------------------------
Barclays Capital U.S. 1-3 Year Government
  Index(1) (unmanaged)                           +1.89%     +2.85%   +4.94%    +4.37%     +4.53%     +0.98%
------------------------------------------------------------------------------------------------------------
Lipper Short U.S. Government Funds Index(2)      +2.04%     +3.75%   +4.28%    +3.87%     +3.99%     +0.83%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Barclays Capital U.S. 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of
    2.9 years are included. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Short U.S. Government Funds Index includes the 30 largest short U.S. government funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  29

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                                           3.7%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             0.2%
---------------------------------------------------------------------------
FDIC -- Insured Debt(2)                                                2.8%
---------------------------------------------------------------------------
Residential Mortgage-Backed(3)                                        34.3%
---------------------------------------------------------------------------
Telecommunication                                                      0.2%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                38.5%
---------------------------------------------------------------------------
Other(4)                                                              20.3%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Debt guaranteed under the FDIC's Temporary Liquidity Guarantee Program
    (TLGP).

(3) Of the 34.3%, 9.5% is due to forward commitment mortgage-backed securities activity. Short-term securities are held as collateral for these commitments.

(4) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA bonds                                                             91.6%
---------------------------------------------------------------------------
AA bonds                                                               1.0%
---------------------------------------------------------------------------
A bonds                                                                0.4%
---------------------------------------------------------------------------
BBB bonds                                                              4.0%
---------------------------------------------------------------------------
Non-investment grade bonds                                             0.3%
---------------------------------------------------------------------------
Non-rated bonds                                                        2.7%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (formerly RiverSource Investments,
LLC) (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

Shares of RiverSource VP -- Short Duration U.S. Government Fund are not insured or guaranteed by the U.S. government.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Growth Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Growth Fund (the Fund) Class 3 shares fell 7.23% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Growth Index, which decreased 7.65% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Growth Funds Index, which fell 8.68% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
Seligman VP - Growth Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A       N/A      N/A        N/A      -14.83%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A       N/A      N/A        N/A      -14.83%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -7.23%    +13.30%   -11.67%   -3.27%     -7.90%        N/A
-----------------------------------------------------------------------------------------------------------
Russell 1000(R) Growth Index(1) (unmanaged)     -7.65%    +13.62%    -6.91%   +0.38%     -5.14%     -13.70%
-----------------------------------------------------------------------------------------------------------
Lipper Large-Cap Growth Funds Index(2)          -8.68%    +12.59%    -7.49%   -0.56%     -5.39%     -14.36%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Large-Cap Growth Funds Index includes the 30 largest large-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  31

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman VP - Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                12.5%
---------------------------------------------------------------------------
Consumer Staples                                                       8.4%
---------------------------------------------------------------------------
Energy                                                                 7.9%
---------------------------------------------------------------------------
Financials                                                             6.8%
---------------------------------------------------------------------------
Health Care                                                           13.9%
---------------------------------------------------------------------------
Industrials                                                           12.3%
---------------------------------------------------------------------------
Information Technology                                                32.6%
---------------------------------------------------------------------------
Materials                                                              2.8%
---------------------------------------------------------------------------
Telecommunication Services                                             1.8%
---------------------------------------------------------------------------
Other(2)                                                               1.0%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                                            5.1%
---------------------------------------------------------------------------
Cisco Systems, Inc.                                                    2.8%
---------------------------------------------------------------------------
Google, Inc., Class A                                                  2.6%
---------------------------------------------------------------------------
EMC Corp.                                                              2.4%
---------------------------------------------------------------------------
Hewlett-Packard Co.                                                    2.2%
---------------------------------------------------------------------------
Oracle Corp.                                                           2.0%
---------------------------------------------------------------------------
Philip Morris International, Inc.                                      2.0%
---------------------------------------------------------------------------
IBM Corp.                                                              2.0%
---------------------------------------------------------------------------
Target Corp.                                                           2.0%
---------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.                                         1.6%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Larger-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Larger-Cap Value Fund (the Fund) Class 3 shares fell 2.81% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which decreased 5.12% during the same six months.

> The Standard & Poor's 500 Index (S&P 500 Index) declined 6.65% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Large-
  Cap Value Funds Index, which fell 7.13% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS     2/4/04     5/3/10*
------------------------------------------------------------------------------------------------------------
Seligman VP - Larger-Cap Value Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A       N/A      N/A        N/A       -15.29%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A       N/A      N/A        N/A       -15.29%
------------------------------------------------------------------------------------------------------------
  Class 3                                       -2.81%    +16.34%   -11.28%   -1.77%     +0.28%         N/A
------------------------------------------------------------------------------------------------------------
Russell 1000(R) Value Index(1) (unmanaged)      -5.12%    +16.92%   -12.32%   -1.64%     +1.21%      -14.66%
------------------------------------------------------------------------------------------------------------
S&P 500 Index(2) (unmanaged)                    -6.65%    +14.43%    -9.81%   -0.79%     +0.64%      -13.93%
------------------------------------------------------------------------------------------------------------
Lipper Large-Cap Value Funds Index(3)           -7.13%    +13.04%   -11.28%   -1.29%     +0.65%      -14.25%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 1000(R) Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(3) The Lipper Large-Cap Value Funds Index includes the 30 largest large-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  33

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman VP - Larger-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                 9.2%
---------------------------------------------------------------------------
Consumer Staples                                                      13.0%
---------------------------------------------------------------------------
Energy                                                                12.7%
---------------------------------------------------------------------------
Financials                                                            26.2%
---------------------------------------------------------------------------
Health Care                                                            9.9%
---------------------------------------------------------------------------
Industrials                                                           12.8%
---------------------------------------------------------------------------
Information Technology                                                 2.9%
---------------------------------------------------------------------------
Materials                                                              7.1%
---------------------------------------------------------------------------
Utilities                                                              4.5%
---------------------------------------------------------------------------
Other(2)                                                               1.7%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

JPMorgan Chase & Co.                                                   4.7%
---------------------------------------------------------------------------
Unum Group                                                             4.7%
---------------------------------------------------------------------------
The AES Corp.                                                          4.6%
---------------------------------------------------------------------------
Humana, Inc.                                                           4.6%
---------------------------------------------------------------------------
Tyson Foods, Inc., Class A                                             4.3%
---------------------------------------------------------------------------
Bank of America Corp.                                                  4.2%
---------------------------------------------------------------------------
MetLife, Inc.                                                          3.1%
---------------------------------------------------------------------------
The Williams Companies, Inc.                                           3.1%
---------------------------------------------------------------------------
Valero Energy Corp.                                                    3.0%
---------------------------------------------------------------------------
Juniper Networks, Inc.                                                 3.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Seligman VP - Smaller-Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Seligman VP - Smaller-Cap Value Fund (the Fund) Class 3 shares fell 3.61% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell 2000(R) Index, which decreased 1.95% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Small-Cap Core Funds Index, which declined 2.09% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
Seligman VP - Smaller-Cap Value Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A      -15.87%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A      -15.87%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -3.61%    +21.75%   -9.37%    -1.32%     +2.08%        N/A
-----------------------------------------------------------------------------------------------------------
Russell 2000(R) Index(1) (unmanaged)            -1.95%    +21.48%   -8.60%    +0.37%     +3.00%     -16.64%
-----------------------------------------------------------------------------------------------------------
Lipper Small-Cap Core Funds Index(2)            -2.09%    +21.67%   -7.59%    +1.15%     +4.16%     -14.71%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  35

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Seligman VP - Smaller-Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                 9.2%
---------------------------------------------------------------------------
Consumer Staples                                                       8.4%
---------------------------------------------------------------------------
Energy                                                                 5.1%
---------------------------------------------------------------------------
Financials                                                            18.6%
---------------------------------------------------------------------------
Health Care                                                            5.6%
---------------------------------------------------------------------------
Industrials                                                           27.7%
---------------------------------------------------------------------------
Information Technology                                                21.1%
---------------------------------------------------------------------------
Materials                                                              4.2%
---------------------------------------------------------------------------
Other(2)                                                               0.1%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Continental Airlines, Inc., Class B                                    4.0%
---------------------------------------------------------------------------
Herbalife Ltd.                                                         3.5%
---------------------------------------------------------------------------
Cypress Semiconductor Corp.                                            3.5%
---------------------------------------------------------------------------
Delta Air Lines, Inc.                                                  3.4%
---------------------------------------------------------------------------
F5 Networks, Inc.                                                      3.4%
---------------------------------------------------------------------------
Texas Roadhouse, Inc.                                                  3.3%
---------------------------------------------------------------------------
Quest Software, Inc.                                                   3.1%
---------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc.                        3.1%
---------------------------------------------------------------------------
The Shaw Group, Inc.                                                   3.1%
---------------------------------------------------------------------------
ON Semiconductor Corp.                                                 3.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Threadneedle VP - Emerging Markets Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle VP - Emerging Markets Fund (the Fund) Class 3 shares fell 6.67% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Morgan Stanley Capital
  International (MSCI) Emerging Markets Index (MSCI Index) which decreased
  6.04%.

> The Fund's peer group, the Lipper Emerging Markets Funds Index, declined 5.93% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                    SINCE
                                                                                                  INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
-----------------------------------------------------------------------------------------------------------
Threadneedle VP - Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A        N/A       N/A      -10.07%
-----------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A        N/A       N/A      -10.17%
-----------------------------------------------------------------------------------------------------------
  Class 3                                       -6.67%    +24.15%   -3.32%    +12.11%    +8.50%        N/A
-----------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Index(1) (unmanaged)      -6.04%    +23.48%   -2.22%    +13.07%   +10.34%      -8.39%
-----------------------------------------------------------------------------------------------------------
Lipper Emerging Markets Funds Index(2)          -5.93%    +23.81%   -4.74%    +10.95%    +9.40%      -9.60%
-----------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Index, an unmanaged market capitalization-weighted index, is designed to measure equity market performance in the global emerging markets. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Emerging Markets Funds Index includes the 30 largest emerging markets funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  37

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Threadneedle VP - Emerging Markets Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Brazil                                                                21.1%
---------------------------------------------------------------------------
China                                                                 10.5%
---------------------------------------------------------------------------
Egypt                                                                  0.5%
---------------------------------------------------------------------------
Hong Kong                                                              1.6%
---------------------------------------------------------------------------
Hungary                                                                1.5%
---------------------------------------------------------------------------
India                                                                  7.0%
---------------------------------------------------------------------------
Indonesia                                                              2.8%
---------------------------------------------------------------------------
Israel                                                                 0.6%
---------------------------------------------------------------------------
Luxembourg                                                             2.1%
---------------------------------------------------------------------------
Malaysia                                                               0.6%
---------------------------------------------------------------------------
Mexico                                                                 6.7%
---------------------------------------------------------------------------
Netherlands                                                            1.1%
---------------------------------------------------------------------------
Panama                                                                 1.6%
---------------------------------------------------------------------------
Poland                                                                 1.0%
---------------------------------------------------------------------------
Russia                                                                 9.0%
---------------------------------------------------------------------------
South Africa                                                           6.5%
---------------------------------------------------------------------------
South Korea                                                            9.8%
---------------------------------------------------------------------------
Taiwan                                                                 9.7%
---------------------------------------------------------------------------
Thailand                                                               1.8%
---------------------------------------------------------------------------
Turkey                                                                 1.1%
---------------------------------------------------------------------------
United Kingdom                                                         0.7%
---------------------------------------------------------------------------
United States                                                          0.7%
---------------------------------------------------------------------------
Other(2)                                                               2.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Lojas Renner SA (Brazil)                                               3.8%
---------------------------------------------------------------------------
Itau Unibanco Holding SA, ADR (Brazil)                                 3.4%
---------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR (Brazil)                                   3.0%
---------------------------------------------------------------------------
Vale SA, ADR (Brazil)                                                  2.9%
---------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (South Korea)                            2.9%
---------------------------------------------------------------------------
Sberbank of Russian Federation (Russia)                                2.6%
---------------------------------------------------------------------------
America Movil SAB de CV, ADR, Series L (Mexico)                        2.0%
---------------------------------------------------------------------------
OGX Petroleo e Gas Participacoes SA (Brazil)                           1.6%
---------------------------------------------------------------------------
X5 Retail Group NV, GDR (Russia)                                       1.6%
---------------------------------------------------------------------------
Copa Holdings SA, Class A (Panama)                                     1.6%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Threadneedle VP - International Opportunity Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Threadneedle VP - International Opportunity Fund (the Fund) Class 3 shares fell 10.24% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark index, the Morgan Stanley Capital
  International (MSCI) EAFE Index (MSCI Index), which decreased 12.93% for the period.

> The Fund also outperformed it's peer group, the Lipper International Large-Cap
  Core Funds Index which declined 13.01% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                                     SINCE
                                                                                                   INCEPTION
                                               6 MONTHS*   1 YEAR   3 YEARS   5 YEARS   10 YEARS    5/3/10*
------------------------------------------------------------------------------------------------------------
Threadneedle VP - International Opportunity
  Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                           N/A       N/A       N/A      N/A        N/A       -9.88%
------------------------------------------------------------------------------------------------------------
  Class 2                                           N/A       N/A       N/A      N/A        N/A       -9.91%
------------------------------------------------------------------------------------------------------------
  Class 3                                        -10.24%    +8.46%   -11.26%   +2.28%     -2.15%        N/A
------------------------------------------------------------------------------------------------------------
MSCI EAFE Index(1) (unmanaged)                   -12.93%    +6.38%   -12.94%   +1.35%     +0.59%     -11.66%
------------------------------------------------------------------------------------------------------------
Lipper International Large-Cap Core Funds
  Index(2)                                       -13.01%    +5.71%   -13.50%   +0.68%     -0.21%     -12.35%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper International Large-Cap Core Funds Index includes the 30 largest international large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  39

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Threadneedle VP - International Opportunity Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              4.1%
---------------------------------------------------------------------------
Belgium                                                                2.4%
---------------------------------------------------------------------------
Brazil                                                                 2.0%
---------------------------------------------------------------------------
Canada                                                                 1.7%
---------------------------------------------------------------------------
China                                                                  2.6%
---------------------------------------------------------------------------
Denmark                                                                0.8%
---------------------------------------------------------------------------
Finland                                                                0.7%
---------------------------------------------------------------------------
France                                                                10.0%
---------------------------------------------------------------------------
Germany                                                                8.0%
---------------------------------------------------------------------------
Hong Kong                                                              3.9%
---------------------------------------------------------------------------
Hungary                                                                0.2%
---------------------------------------------------------------------------
Indonesia                                                              0.9%
---------------------------------------------------------------------------
Ireland                                                                0.7%
---------------------------------------------------------------------------
Israel                                                                 0.9%
---------------------------------------------------------------------------
Italy                                                                  0.6%
---------------------------------------------------------------------------
Japan                                                                 15.9%
---------------------------------------------------------------------------
Mexico                                                                 0.5%
---------------------------------------------------------------------------
Netherlands                                                            2.0%
---------------------------------------------------------------------------
Norway                                                                 0.6%
---------------------------------------------------------------------------
Singapore                                                              0.9%
---------------------------------------------------------------------------
South Korea                                                            1.5%
---------------------------------------------------------------------------
Spain                                                                  1.8%
---------------------------------------------------------------------------
Sweden                                                                 2.8%
---------------------------------------------------------------------------
Switzerland                                                            9.7%
---------------------------------------------------------------------------
Taiwan                                                                 2.6%
---------------------------------------------------------------------------
United Kingdom                                                        20.7%
---------------------------------------------------------------------------
Other(2)                                                               1.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Nestle SA (Switzerland)                                                3.4%
---------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)                                         2.0%
---------------------------------------------------------------------------
Fresenius Medical Care AG & Co. KGaA (Germany)                         2.0%
---------------------------------------------------------------------------
BG Group PLC (United Kingdom)                                          1.9%
---------------------------------------------------------------------------
Roche Holding AG (Switzerland)                                         1.9%
---------------------------------------------------------------------------
Admiral Group PLC (United Kingdom)                                     1.7%
---------------------------------------------------------------------------
HSBC Holdings PLC (United Kingdom)                                     1.7%
---------------------------------------------------------------------------
Li & Fund Ltd. (Hong Kong)                                             1.7%
---------------------------------------------------------------------------
Standard Chartered PLC (United Kingdom)                                1.7%
---------------------------------------------------------------------------
Credit Suisse Group AG (Switzerland)                                   1.6%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Davis New York Venture Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Variable Portfolio - Davis New York Venture Fund (the Fund) Class 3 shares fell 7.79% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P
  500 Index), which decreased 6.65% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper
  Large-Cap Core Funds Index, which declined 7.65% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                     SINCE       SINCE
                                                                                   INCEPTION   INCEPTION
                                                    6 MONTHS*   1 YEAR   3 YEARS     5/1/06     5/3/10*
--------------------------------------------------------------------------------------------------------
VP - Davis New York Venture Fund
--------------------------------------------------------------------------------------------------------
  Class 1                                               N/A        N/A       N/A       N/A       -13.42%
--------------------------------------------------------------------------------------------------------
  Class 2                                               N/A        N/A       N/A       N/A       -13.31%
--------------------------------------------------------------------------------------------------------
  Class 3                                             -7.79%    +14.95%   -10.09%    -4.00%         N/A
--------------------------------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)                          -6.65%    +14.43%    -9.81%    -3.45%      -13.93%
--------------------------------------------------------------------------------------------------------
Lipper Large-Cap Core Funds Index(2)                  -7.65%    +12.33%    -9.56%    -3.62%      -14.08%
--------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  41

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
VP - Davis New York Venture Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


STOCKS                                                                93.8%
---------------------------------------------------------------------------
Consumer Discretionary                                                 6.0%
---------------------------------------------------------------------------
Consumer Staples                                                      15.9%
---------------------------------------------------------------------------
Energy                                                                16.3%
---------------------------------------------------------------------------
Financials                                                            27.2%
---------------------------------------------------------------------------
Health Care                                                           10.7%
---------------------------------------------------------------------------
Industrials                                                            5.3%
---------------------------------------------------------------------------
Information Technology                                                 6.6%
---------------------------------------------------------------------------
Materials                                                              5.4%
---------------------------------------------------------------------------
Telecommunication Services                                             0.4%
---------------------------------------------------------------------------

BONDS                                                                  0.8%
---------------------------------------------------------------------------
OTHER(2)                                                               5.4%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Occidental Petroleum Corp.                                             5.1%
---------------------------------------------------------------------------
Costco Wholesale Corp.                                                 5.0%
---------------------------------------------------------------------------
Wells Fargo & Co.                                                      4.8%
---------------------------------------------------------------------------
American Express Co.                                                   4.7%
---------------------------------------------------------------------------
EOG Resources, Inc.                                                    4.5%
---------------------------------------------------------------------------
Berkshire Hathaway, Inc., Class B                                      4.2%
---------------------------------------------------------------------------
CVS Caremark Corp.                                                     3.4%
---------------------------------------------------------------------------
Devon Energy Corp.                                                     3.3%
---------------------------------------------------------------------------
Merck & Co., Inc.                                                      3.2%
---------------------------------------------------------------------------
The Progressive Corp.                                                  2.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Goldman Sachs Mid Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Variable Portfolio - Goldman Sachs Mid Cap Value Fund (the Fund) Class 3 shares fell 5.06% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell Midcap Value Index, which decreased 0.88% during the same period.

> The Fund also underperformed its peer group, as represented by the Lipper Mid-
  Cap Value Funds Index, which declined 3.20% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS     2/4/04     5/3/10*
------------------------------------------------------------------------------------------------------------
VP - Goldman Sachs Mid Cap Value Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A       -16.67%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A       -16.67%
------------------------------------------------------------------------------------------------------------
  Class 3                                       -5.06%    +21.65%   -7.82%    +0.25%     +2.20%         N/A
------------------------------------------------------------------------------------------------------------
Russell Midcap(R) Value Index(1)
  (unmanaged)                                   -0.88%    +28.91%   -9.44%    +0.71%     +4.57%      -14.86%
------------------------------------------------------------------------------------------------------------
Lipper Mid-Cap Value Funds Index(2)             -3.20%    +23.19%   -8.78%    +0.76%     +3.51%      -14.83%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  43

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
VP - Goldman Sachs Mid Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                12.2%
---------------------------------------------------------------------------
Consumer Staples                                                       5.0%
---------------------------------------------------------------------------
Energy                                                                 8.7%
---------------------------------------------------------------------------
Financials                                                            27.3%
---------------------------------------------------------------------------
Health Care                                                            6.3%
---------------------------------------------------------------------------
Industrials                                                           10.6%
---------------------------------------------------------------------------
Information Technology                                                 6.3%
---------------------------------------------------------------------------
Materials                                                              4.9%
---------------------------------------------------------------------------
Telecommunication Services                                             2.6%
---------------------------------------------------------------------------
Utilities                                                             12.3%
---------------------------------------------------------------------------
Other(2)                                                               3.8%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Newfield Exploration Co.                                               2.4%
---------------------------------------------------------------------------
WR Berkley Corp.                                                       2.3%
---------------------------------------------------------------------------
Eaton Corp.                                                            2.0%
---------------------------------------------------------------------------
Range Resources Corp.                                                  1.9%
---------------------------------------------------------------------------
Amphenol Corp., Class A                                                1.8%
---------------------------------------------------------------------------
CBS Corp., Class B                                                     1.7%
---------------------------------------------------------------------------
DISH Network Corp., Class A                                            1.7%
---------------------------------------------------------------------------
Biogen Idec, Inc.                                                      1.7%
---------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                1.6%
---------------------------------------------------------------------------
Invesco Ltd.                                                           1.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small- and mid-capitalization companies often involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Partners Small Cap Value Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> Variable Portfolio - Partners Small Cap Value Fund (the Fund) Class 3 shares fell 1.09% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 2000(R) Value Index, which decreased 1.64% during the same period.

> The Fund also outperformed its peer group, as represented by the Lipper Small-
  Cap Value Funds Index, which declined 1.26% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                         SINCE       SINCE
                                                                                       INCEPTION   INCEPTION
                                              6 MONTHS*   1 YEAR   3 YEARS   5 YEARS    8/14/01     5/3/10*
------------------------------------------------------------------------------------------------------------
Partners VP - Small Cap Value Fund
------------------------------------------------------------------------------------------------------------
  Class 1                                         N/A        N/A      N/A       N/A        N/A       -15.34%
------------------------------------------------------------------------------------------------------------
  Class 2                                         N/A        N/A      N/A       N/A        N/A       -15.41%
------------------------------------------------------------------------------------------------------------
  Class 3                                       -1.09%    +26.63%   -6.28%    +2.39%     +6.43%         N/A
------------------------------------------------------------------------------------------------------------
Russell 2000(R) Value Index(1) (unmanaged)      -1.64%    +25.07%   -9.85%    -0.51%     +5.40%      -18.33%
------------------------------------------------------------------------------------------------------------
Lipper Small-Cap Value Funds Index(2)           -1.26%    +25.50%   -8.14%    +0.90%     +6.31%      -16.43%
------------------------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waiver/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Total returns shown do not reflect expenses that apply to the subaccount or the annuity or life insurance contract. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  45

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
VP - Partners Small Cap Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                15.9%
---------------------------------------------------------------------------
Consumer Staples                                                       3.7%
---------------------------------------------------------------------------
Energy                                                                 5.4%
---------------------------------------------------------------------------
Financials                                                            20.7%
---------------------------------------------------------------------------
Health Care                                                            5.3%
---------------------------------------------------------------------------
Industrials                                                           14.7%
---------------------------------------------------------------------------
Information Technology                                                13.2%
---------------------------------------------------------------------------
Materials                                                              6.1%
---------------------------------------------------------------------------
Telecommunication Services                                             0.4%
---------------------------------------------------------------------------
Utilities                                                              7.5%
---------------------------------------------------------------------------
Other(2)                                                               7.1%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

JetBlue Airways Corp.                                                  1.5%
---------------------------------------------------------------------------
Tesoro Corp.                                                           1.4%
---------------------------------------------------------------------------
Semiconductor Manufacturing International Corp., ADR                   1.2%
---------------------------------------------------------------------------
Montpelier Re Holdings Ltd.                                            1.1%
---------------------------------------------------------------------------
Valassis Communications, Inc.                                          1.1%
---------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                    1.1%
---------------------------------------------------------------------------
Whirlpool Corp.                                                        1.0%
---------------------------------------------------------------------------
Avista Corp.                                                           0.9%
---------------------------------------------------------------------------
AptarGroup, Inc.                                                       0.9%
---------------------------------------------------------------------------
Celestica, Inc.                                                        0.9%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" (or "Direct expenses paid during the period", if applicable) to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period (if applicable) by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.

RiverSource VP - Balanced Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class 3*
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $  951.20         $4.11            .85%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.58         $4.26            .85%
----------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010 of -4.88% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  47

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - Cash Management Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,000.00         $0.43(e)        .27%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,023.46         $1.35(e)        .27%(e)
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,000.10         $0.24(e)        .15%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,024.05         $0.75(e)        .15%(e)
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,000.00         $1.04(e)        .21%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,023.75         $1.05(e)        .21%(e)
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: 0.00% for Class 1 and +0.01% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of 0.00% for Class 3.
(e) From time to time, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates may limit the expenses of the Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice. Had the Investment Manager and its affiliates not limited the expenses of the Fund during the periods reflected, the annualized expense ratios would have been 0.56% for Class 1, 0.72% for Class 2 and 0.62% for Class 3. The actual expenses paid would have been $0.89 for Class 1, $1.14 for Class 2 and $3.07 for Class 3; the hypothetical expenses paid would have been $2.81 for Class 1, $3.61 for Class 2 and $3.11 for Class 3.


--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Diversified Bond Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,017.80         $1.06            .66%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.52         $3.31            .66%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,017.40         $1.33            .83%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.68         $4.16            .83%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,053.70         $3.62            .71%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.27         $3.56            .71%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: +1.78% for Class 1 and +1.74% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of +5.37% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  49

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - Diversified Equity Income Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  863.90         $1.30            .88%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.43         $4.41            .88%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  863.10         $1.55           1.05%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.59         $5.26           1.05%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  922.60         $4.34            .91%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.28         $4.56            .91%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -13.61% for Class 1 and -13.69% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -7.74% for Class 3.


--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Dynamic Equity Fund

                                                                                     DIRECT AND
                                                                       DIRECT         INDIRECT
                                    BEGINNING          ENDING         EXPENSES        EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c)
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  856.70         $1.21           $1.24
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.73         $4.11           $4.21
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  856.70         $1.56           $1.59
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.54         $5.31           $5.41
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000         $  936.20         $4.32           $4.42
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.33         $4.51           $4.61
------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S        ACQUIRED FUND
                                   ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-----------------------------------------------------------------------------
Class 1                               .82%              .02%            .84%
-----------------------------------------------------------------------------
Class 2                              1.06%              .02%           1.08%
-----------------------------------------------------------------------------
Class 3*                              .90%              .02%            .92%
-----------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(d) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -14.33% for Class 1 and -14.33% for Class 2.
(e) Based on the actual return for the six months ended June 30, 2010 of -6.38% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  51

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - Global Bond Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  995.70         $1.35            .85%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.58         $4.26            .85%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  995.20         $1.71           1.08%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.44         $5.41           1.08%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  995.00         $4.70            .95%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.08         $4.76            .95%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -0.43% for Class 1 and -0.48% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -0.50% for Class 3.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,004.60         $1.02            .64%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.62         $3.21            .64%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,004.10         $1.40            .88%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.43         $4.41            .88%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,026.00         $3.52            .70%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.32         $3.51            .70%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: +0.46% for Class 1 and +0.41% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of +2.60% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  53

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - High Yield Bond Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  975.60         $1.19            .76%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.03         $3.81            .76%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  975.20         $1.55            .99%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.89         $4.96            .99%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,031.10         $4.43            .88%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.43         $4.41            .88%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -2.44% for Class 1 and -2.48% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of +3.11% for Class 3.


--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Income Opportunities Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  981.10         $1.31            .83%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.68         $4.16            .83%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  979.70         $1.59           1.01%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.79         $5.06           1.01%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,030.20         $4.28            .85%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.58         $4.26            .85%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -1.89% for Class 1 and -2.03% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of +3.02% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  55

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - Mid Cap Growth Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  830.80         $1.21            .83%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.68         $4.16            .83%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  830.10         $1.56           1.07%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.49         $5.36           1.07%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  959.50         $5.15           1.06%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.54         $5.31           1.06%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -16.92% for Class 1 and -16.99% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -4.05% for Class 3.


--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Mid Cap Value Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  843.70         $1.27            .87%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.48         $4.36            .87%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  843.70         $1.61           1.10%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.34         $5.51           1.10%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  936.50         $4.90           1.02%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.74         $5.11           1.02%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -15.63% for Class 1 and -15.63% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -6.35% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  57

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

RiverSource VP - S&P 500 Index Fund

                                   BEGINNING         ENDING         EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   EXPENSE RATIO
----------------------------------------------------------------------------------------------
Class 3*
----------------------------------------------------------------------------------------------
  Actual(b)                          $1,000        $  932.60         $2.54            .53%
----------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,022.17         $2.66            .53%
----------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Expenses are equal to the annualized expense ratio for the class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010 of -6.74% for Class 3.


--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Short Duration U.S. Government Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,009.50         $1.04            .65%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.57         $3.26            .65%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $1,008.10         $1.44            .90%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.33         $4.51            .90%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $1,022.10         $3.86            .77%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.98         $3.86            .77%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: +0.95% for Class 1 and +0.81% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of +2.21% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  59

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

Seligman VP - Growth Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  851.70         $1.19            .81%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.78         $4.06            .81%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  851.70         $1.54           1.05%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.59         $5.26           1.05%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  927.70         $4.45            .93%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.18         $4.66            .93%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -14.83% for Class 1 and -14.83% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -7.23% for Class 3.


--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Seligman VP - Larger-Cap Value Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  847.10         $1.04(e)        .71%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,021.27         $3.56(e)        .71%(e)
------------------------------------------------------------------------------------------------
Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  847.10         $1.41(e)        .96%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.03         $4.81(e)        .96%(e)
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  971.90         $4.99(e)       1.02%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.74         $5.11(e)       1.02%(e)
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -15.29% for Class 1 and -15.29% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -2.81% for Class 3.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 0.925% for Class 1, 1.175% for Class 2 and 1.05% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $5.48 for Class 3; the hypothetical expenses paid would have been $5.61 for Class 3. The actual and hypothetical expenses paid for Class 1 and Class 2 would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  61

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

Seligman VP - Smaller-Cap Value Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  841.30         $1.57           1.07%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.49         $5.36           1.07%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  841.30         $1.92           1.31%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.30         $6.56           1.31%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  963.90         $5.89           1.21%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.79         $6.06           1.21%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -15.87% for Class 1 and -15.87% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -3.61% for Class 3.


--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Threadneedle VP - Emerging Markets Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  899.30         $2.13(e)       1.41%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,017.80         $7.05(e)       1.41%(e)
------------------------------------------------------------------------------------------------
Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  898.30         $2.50(e)       1.66%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,016.56         $8.30(e)       1.66%(e)
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  933.30         $6.76(e)       1.41%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,017.80         $7.05(e)       1.41%(e)
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -10.07% for Class 1 and -10.17% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -6.67% for Class 3.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.405% for Class 1, 1.655% for Class 2 and 1.53% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $7.00 for Class 3; the hypothetical expenses paid would have been $7.30 for Class 3. The actual and hypothetical expenses paid for Class 1 and Class 2 would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  63

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

Threadneedle VP - International Opportunity Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  901.20         $1.51           1.00%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.84         $5.01           1.00%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  900.90         $1.87           1.24%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.65         $6.21           1.24%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  897.60         $4.85           1.03%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.69         $5.16           1.03%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -9.88% for Class 1 and -9.91% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -10.24% for Class 3.


--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Davis New York Venture Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  865.80         $1.29            .87%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.48         $4.36            .87%
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  866.90         $1.66           1.12%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.24         $5.61           1.12%
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  922.10         $5.00           1.05%
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.59         $5.26           1.05%
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -13.42% for Class 1 and -13.31% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -7.79% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  65

FUND EXPENSES EXAMPLE (continued)  ---------------------------------------------

VP - Goldman Sachs Mid Cap Value Fund

                                    BEGINNING          ENDING         EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  833.30         $1.38(e)        .95%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,020.08         $4.76(e)        .95%(e)
------------------------------------------------------------------------------------------------
Class 2
------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000         $  833.30         $1.70(e)       1.17%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.99         $5.86(e)       1.17%(e)
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  949.40         $5.08(e)       1.05%(e)
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.59         $5.26(e)       1.05%(e)
------------------------------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -16.67% for Class 1 and -16.67% for Class 2.
(d) Based on the actual return for the six months ended June 30, 2010 of -5.06% for Class 3.
(e) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.075% for Class 1, 1.325% for Class 2 and 1.20% for Class 3. Any amounts waived will not be reimbursed by the Fund. This change was effective May 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $5.56 for Class 3; the hypothetical expenses paid would have been $5.76 for Class 3. The actual and hypothetical expenses paid for Class 1 and Class 2 would have been the same as those expenses presented in the table above.


--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Partners Small Cap Value Fund

                                                                                     DIRECT AND
                                                                       DIRECT         INDIRECT
                                    BEGINNING          ENDING         EXPENSES        EXPENSES
                                  ACCOUNT VALUE    ACCOUNT VALUE    PAID DURING     PAID DURING
                                 JAN. 1, 2010(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c)
------------------------------------------------------------------------------------------------
Class 1
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  846.60         $1.63           $1.69
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,019.29         $5.56           $5.76
------------------------------------------------------------------------------------------------

Class 2
------------------------------------------------------------------------------------------------
  Actual(d)                           $1,000         $  845.90         $1.98           $2.04
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.10         $6.76           $6.96
------------------------------------------------------------------------------------------------

Class 3*
------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000         $  989.10         $6.02           $6.21
------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000         $1,018.74         $6.11           $6.31
------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                     FUND'S        ACQUIRED FUND
                                   ANNUALIZED    (UNDERLYING FUND)   NET FUND
                                 EXPENSE RATIO   FEES AND EXPENSES   EXPENSES
-----------------------------------------------------------------------------
Class 1                              1.11%              .04%           1.15%
-----------------------------------------------------------------------------
Class 2                              1.35%              .04%           1.39%
-----------------------------------------------------------------------------
Class 3*                             1.22%              .04%           1.26%
-----------------------------------------------------------------------------


*   Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(a) Beginning account values are as of the close of business on May 3, 2010 for Classes 1 and 2 (when shares became available) for actual expense calculations.
(b) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(c) Expenses are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Actual expenses for Class 1 and Class 2 are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 58/365 (to reflect the number of days in the period).
(d) Based on the actual return for the period from May 3, 2010 (when shares became available) to June 30, 2010: -15.34% for Class 1 and -15.41% for Class 2.
(e) Based on the actual return for the six months ended June 30, 2010 of -1.09% for Class 3.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  67

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Balanced Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (63.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.8%)
Honeywell International, Inc.                          179,852             $7,019,624
United Technologies Corp.                              138,461              8,987,503
                                                                      ---------------
Total                                                                      16,007,127
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service, Inc., Class B                    90,400              5,142,856
-------------------------------------------------------------------------------------

AIRLINES (1.1%)
AMR Corp.                                               76,776(b,t)           520,541
Continental Airlines, Inc., Class B                    105,474(b)           2,320,428
Delta Air Lines, Inc.                                  202,564(b,t)         2,380,127
UAL Corp.                                              103,185(b,t)         2,121,484
US Airways Group, Inc.                                 236,781(b,t)         2,038,684
                                                                      ---------------
Total                                                                       9,381,264
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor Co.                                          94,930(b,t)           956,894
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.7%)
Gilead Sciences, Inc.                                  176,433(b)           6,048,123
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.3%)
Morgan Stanley                                         344,838              8,003,690
The Bank of New York Mellon Corp.                      106,208              2,622,276
The Goldman Sachs Group, Inc.                           75,395              9,897,101
                                                                      ---------------
Total                                                                      20,523,067
-------------------------------------------------------------------------------------

CHEMICALS (2.3%)
Air Products & Chemicals, Inc.                          66,338              4,299,366
EI du Pont de Nemours & Co.                            329,103(t)          11,383,673
The Dow Chemical Co.                                   186,378              4,420,886
                                                                      ---------------
Total                                                                      20,103,925
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.4%)
Wells Fargo & Co.                                      145,290              3,719,424
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Nokia OYJ, ADR                                          63,315(c,t)           516,017
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.0%)
Hewlett-Packard Co.                                    613,252             26,541,547
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.1%)
Bank of America Corp.                                1,435,367             20,626,224
JPMorgan Chase & Co.                                   421,303             15,423,903
                                                                      ---------------
Total                                                                      36,050,127
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
AT&T, Inc.                                             333,015              8,055,633
Verizon Communications, Inc.                           301,898(t)           8,459,182
                                                                      ---------------
Total                                                                      16,514,815
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., ADR                                          219,841(b,c)         3,798,852
Emerson Electric Co.                                    85,456(t)           3,733,573
                                                                      ---------------
Total                                                                       7,532,425
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.1%)
Tyco Electronics Ltd.                                   43,443(c)           1,102,583
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.8%)
Baker Hughes, Inc.                                     147,331(t)           6,124,550
Halliburton Co.                                        306,299              7,519,640
Schlumberger Ltd.                                       95,138              5,264,937
Transocean Ltd.                                        118,758(b,c)         5,502,058
                                                                      ---------------
Total                                                                      24,411,185
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.3%)
CVS Caremark Corp.                                     160,439              4,704,071
Wal-Mart Stores, Inc.                                  135,491              6,513,053
                                                                      ---------------
Total                                                                      11,217,124
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc.                                        171,204              6,209,569
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.3%)
WellPoint, Inc.                                         53,975(b)           2,640,997
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.6%)
Carnival Corp. Unit                                    174,460              5,275,670
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric Co.                                   365,316              5,267,857
Siemens AG, ADR                                         73,755(c)           6,603,285
Tyco International Ltd.                                169,304(c,t)         5,964,580
                                                                      ---------------
Total                                                                      17,835,722
-------------------------------------------------------------------------------------

INSURANCE (4.2%)
ACE Ltd.                                               162,973(c)           8,389,850
Everest Re Group Ltd.                                  101,904(c)           7,206,651
The Travelers Companies, Inc.                          103,935              5,118,799
XL Group PLC                                         1,045,318(c,t)        16,735,541
                                                                      ---------------
Total                                                                      37,450,841
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
Accenture PLC, Class A                                 159,990(c)           6,183,614
IBM Corp.                                               54,137              6,684,836
Mastercard, Inc., Class A                                8,789(t)           1,753,669
                                                                      ---------------
Total                                                                      14,622,119
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Thermo Fisher Scientific, Inc.                         114,727(b)           5,627,359
-------------------------------------------------------------------------------------

MACHINERY (4.6%)
Caterpillar, Inc.                                      187,787             11,280,365
Deere & Co.                                             86,013              4,789,204
Eaton Corp.                                             99,895              6,537,129
Illinois Tool Works, Inc.                              234,259(t)           9,670,212
Ingersoll-Rand PLC                                     101,555(c,t)         3,502,632
Parker Hannifin Corp.                                   79,514              4,409,846
                                                                      ---------------
Total                                                                      40,189,388
-------------------------------------------------------------------------------------

MEDIA (1.0%)
Comcast Corp., Class A                                 157,422(t)           2,734,420
Time Warner, Inc.                                       87,414              2,527,139
Viacom, Inc., Class B                                  104,672(t)           3,283,561
                                                                      ---------------
Total                                                                       8,545,120
-------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Freeport-McMoRan Copper & Gold, Inc.                    71,662              4,237,374
Nucor Corp.                                            126,958(t)           4,859,952
Rio Tinto PLC, ADR                                      46,114(c)           2,010,570
Vale SA, ADR                                            81,485(c,t)         1,984,160
Xstrata PLC                                            109,669(c)           1,435,502
                                                                      ---------------
Total                                                                      14,527,558
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Kohl's Corp.                                           123,036(b,t)         5,844,210
Target Corp.                                           130,962              6,439,402
                                                                      ---------------
Total                                                                      12,283,612
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.7%)
Dominion Resources, Inc.                               165,984(t)           6,430,220
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.8%)
Anadarko Petroleum Corp.                               101,951              3,679,412
Apache Corp.                                            65,514(t)           5,515,624
Chevron Corp.                                          246,866             16,752,326
ConocoPhillips                                         280,407             13,765,179
Devon Energy Corp.                                      57,337              3,492,970
Exxon Mobil Corp.                                      262,586             14,985,782
Ultra Petroleum Corp.                                   52,287(b,t)         2,313,700
                                                                      ---------------
Total                                                                      60,504,993
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.1%)
Abbott Laboratories                                     80,954              3,787,028
Bristol-Myers Squibb Co.                               461,958(t)          11,521,233
Merck & Co., Inc.                                      367,459             12,850,041
Pfizer, Inc.                                           580,816              8,282,436
                                                                      ---------------
Total                                                                      36,440,738
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.1%)
Pebblebrook Hotel Trust                                 64,334(b,t)         1,212,696
-------------------------------------------------------------------------------------

ROAD & RAIL (0.2%)
CSX Corp.                                               33,382(t)           1,656,749
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Intel Corp.                                            959,163             18,655,721
LSI Corp.                                              218,833(b)           1,006,632
Microchip Technology, Inc.                              51,468(t)           1,427,722
Xilinx, Inc.                                            95,821(t)           2,420,438
                                                                      ---------------
Total                                                                      23,510,513
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (2.6%)
Microsoft Corp.                                        308,862             $7,106,915
Oracle Corp.                                           547,217             11,743,277
Symantec Corp.                                         292,297(b)           4,057,082
                                                                      ---------------
Total                                                                      22,907,274
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.6%)
Best Buy Co., Inc.                                     193,366              6,547,372
Home Depot, Inc.                                       180,396              5,063,716
Staples, Inc.                                          157,817              3,006,414
                                                                      ---------------
Total                                                                      14,617,502
-------------------------------------------------------------------------------------

TOBACCO (2.4%)
Lorillard, Inc.                                        246,550             17,746,669
Philip Morris International, Inc.                       84,185              3,859,040
                                                                      ---------------
Total                                                                      21,605,709
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel Corp.                                    774,123(b,t)         3,282,282
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $514,519,742)                                                     $563,145,134
-------------------------------------------------------------------------------------



WARRANTS (--%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE
Krispy Kreme Doughnuts, Inc.                             1,315(b,l)              $112
-------------------------------------------------------------------------------------
TOTAL WARRANTS
(Cost: $--)                                                                      $112
-------------------------------------------------------------------------------------





BONDS (41.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.1%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.750%           $245,000            $256,659
 06-15-35                               6.625             384,000             394,965
Petroleos de Venezuela SA
 04-12-17                               5.250             663,000             354,705
                                                                      ---------------
Total                                                                       1,006,329
-------------------------------------------------------------------------------------

SOVEREIGN (0.4%)(c)
Argentina Bonos
 Senior Unsecured
 09-12-13                               7.000             585,000             517,812
Argentina Government International Bond
 Senior Unsecured
 12-15-35                               0.000             631,000(j)           48,114
Colombia Government International Bond
 01-27-17                               7.375             305,000             355,325
El Salvador Government International Bond
 06-15-35                               7.650             119,000(d)          126,140
Indonesia Government International Bond
 Senior Unsecured
 01-17-18                               6.875             288,000(d)          325,440
 10-12-35                               8.500             235,000(d)          296,688
Philippine Government International Bond
 Senior Unsecured
 01-14-31                               7.750             329,000             381,245
Russian Foreign Bond -- Eurobond
 03-31-30                               7.500             287,040(d)          323,996
Turkey Government International Bond
 Senior Unsecured
 09-26-16                               7.000             100,000             111,375
 04-03-18                               6.750             309,000             337,984
 03-17-36                               6.875             527,000             544,127
Uruguay Government International Bond
 05-17-17                               9.250             146,000             184,325
Uruguay Government International Bond
 Senior Unsecured
 03-21-36                               7.625             143,000             165,880
Venezuela Government International Bond
 02-26-16                               5.750             154,000              96,250
Venezuela Government International Bond
 Senior Unsecured
 10-08-14                               8.500             154,000             118,195
                                                                      ---------------
Total                                                                       3,932,896
-------------------------------------------------------------------------------------

TREASURY (0.4%)(c)
Brazil Notas do Tesouro Nacional
 (BRL)
 01-01-13                              10.000             150,000             833,886
Indonesia Treasury Bond
 (IDR)
 Senior Unsecured
 07-15-22                              10.250       3,307,000,000             407,417
Mexican Bonos
 (MXN)
 12-17-15                               8.000          23,050,000           1,920,879
                                                                      ---------------
Total                                                                       3,162,182
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (4.7%)
Federal Home Loan Banks
 05-27-11                               0.625             850,000             850,250
 12-28-11                               1.000           1,000,000           1,006,452
Federal Home Loan Mortgage Corp.
 02-09-15                               2.875             475,000             494,817
 04-18-16                               5.250           4,000,000           4,592,707
U.S. Treasury
 11-15-12                               1.375           3,595,000           3,646,398
 01-15-13                               1.375             810,000             820,885
 02-15-13                               1.375             475,000             481,160
 03-15-13                               1.375             895,000             906,608
 02-15-14                               4.000           1,780,000           1,951,742
 06-30-15                               1.875          10,485,000          10,525,136
 08-31-16                               3.000             378,000             394,479
 02-15-20                               3.625             836,000             883,286
 02-15-40                               4.625          11,320,000          12,724,381
U.S. Treasury Inflation-Indexed Bond
 07-15-17                               2.625           1,051,820(s)        1,186,570
 01-15-29                               2.500             786,896(s)          889,429
                                                                      ---------------
Total                                                                      41,354,300
-------------------------------------------------------------------------------------

ASSET-BACKED (3.6%)
Access Group, Inc.
 Series 2005-1 Class A1
 06-22-18                               0.618             770,209(i)          768,707
American Express Credit Account Master Trust
 Series 2005-4 Class A
 01-15-15                               0.420             550,000(i)          547,381
American Express Credit Account Master Trust
 Series 2006-3 Class A
 03-17-14                               0.370             500,000(i)          498,833
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Class A3B (NPFGC)
 05-07-12                               0.381             149,453(i,r)        149,311
AmeriCredit Automobile Receivables Trust
 Series 2010-1 Class A3
 03-17-14                               1.660             550,000             554,419
Avis Budget Rental Car Funding AESOP LLC
 Series 2010-2A Class A
 08-20-14                               3.630             400,000(d)          408,440
BA Credit Card Trust
 Series 2008-A1 Class A1
 04-15-13                               0.930             900,000(i)          901,422
BA Credit Card Trust
 Series 2008-A5 Class A5
 12-16-13                               1.550             800,000(i)          807,380
BMW Vehicle Lease Trust
 Series 2009-1 Class A2
 04-15-11                               2.040             321,960             322,400
Capital Auto Receivables Asset Trust
 Series 2007-SN2 Class A4
 05-16-11                               1.380             253,818(d,i)        253,954
Carmax Auto Owner Trust
 Series 2009-1 Class A4
 12-16-13                               5.810             500,000             542,920
Chrysler Financial Lease Trust
 Series 2010-A Class A2
 06-15-11                               1.780           4,300,000(d)        4,316,813
Chrysler Financial Lease Trust
 Series 2010-A Class C
 09-16-13                               4.490           1,350,000(d)        1,348,291
CIT Equipment Collateral
 Series 2009-VT1 Class A2
 06-15-11                               2.200             723,634(d)          724,472
Citibank Credit Card Issuance Trust
 Series 2008-C6 Class C6
 06-20-14                               6.300             800,000             854,802
CitiFinancial Auto Issuance Trust
 Series 2009-1 Class A2
 11-15-12                               1.830           3,185,064(d)        3,195,977
Countrywide Asset-Backed Certificates
 Series 2006-4 Class 1A1M
 07-25-36                               0.607             342,438(i)          217,521
Crown Castle Towers LLC
 Senior Secured
 01-15-15                               4.523           1,000,000(d)        1,098,299


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  69

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Dunkin Securitization
 Series 2006-1 Class A2 (AMBAC)
 06-20-31                               5.779%         $2,375,000(d,r)     $2,314,058
Ford Credit Floorplan Master Owner Trust
 Series 2010-1 Class A
 12-15-14                               2.000             600,000(d,i)        610,256
GTP Towers Issuer LLC
 02-15-15                               4.436             300,000(d)          316,885
Hertz Vehicle Financing LLC
 Series 2005-1A Class A4 (NPFGC)
 11-25-11                               0.597           1,125,000(d,i,r)    1,122,280
Hertz Vehicle Financing LLC
 Series 2005-2A Class A5 (AMBAC)
 11-25-11                               0.597             583,333(d,i,r)      581,923
Hertz Vehicle Financing LLC
 Series 2005-2A Class A6 (AMBAC)
 11-25-11                               5.080           1,941,667(d,r)      1,958,405
Hertz Vehicle Financing LLC
 Series 2009-2A Class A1
 03-25-14                               4.260             900,000(d)          928,284
Merrill Lynch First Franklin Mortgage Loan Trust
 Series 2007-2 Class A2A
 05-25-37                               0.457             310,767(i)          307,680
Morgan Stanley Resecuritization Trust
 Series 2010-F Class A
 06-17-13                               0.600             700,000(d,i)        693,875
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-2 Class AIO
 08-25-11                               4.630           2,325,000(n)          136,382
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-3 Class AIO
 01-25-12                               5.880           3,400,000(n)          314,042
Renaissance Home Equity Loan Trust
 Series 2005-4 Class A3
 02-25-36                               5.565             602,933             569,408
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M4
 06-25-37                               6.313             340,000(q)           11,451
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M5
 06-25-37                               6.660             225,000(q)            4,937
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M6
 06-25-37                               7.006             325,000(q)            3,704
Santander Drive Auto Receivables Trust
 Series 2007-1 Class A4 (FGIC)
 09-15-14                               0.400             972,916(i,r)        965,718
SBA Tower Trust
 04-15-40                               4.254           1,000,000(d)        1,041,510
Sierra Receivables Funding Co.
 Series 2010-1A Class A1
 07-20-26                               4.480             236,986(d)          239,922
Triad Auto Receivables Owner Trust
 Series 2006-B Class A4 (AGM)
 11-12-12                               5.520             566,049(r)          575,290
Triad Auto Receivables Owner Trust
 Series 2006-C Class A4 (AMBAC)
 05-13-13                               5.310           1,510,088(r)        1,544,189
Volkswagen Auto Lease Trust
 Series 2009-A Class A3
 04-16-12                               3.410             525,000             534,668
                                                                      ---------------
Total                                                                      32,286,209
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (4.4%)(f)
Banc of America Commercial Mortgage, Inc.
 Series 2005-3 Class A4
 07-10-43                               4.668             625,000             647,535
Banc of America Commercial Mortgage, Inc.
 Series 2005-6 Class A4
 09-10-47                               5.350             850,000             910,109
Banc of America Large Loan, Inc.
 Series 2001-FMA Class C
 12-13-16                               6.763             250,000(d)          251,617
Bear Stearns Commercial Mortgage Securities
 Series 2007-PW18 Class A1
 06-11-50                               5.038             215,026             220,886
CDC Commercial Mortgage Trust
 Series 2002-FX1 Class A2
 11-15-30                               5.676           2,390,405           2,464,260
Citigroup Commercial Mortgage Trust
 Series 2006-C5 Class A4
 10-15-49                               5.431             650,000             662,464
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2005-CD1 Class ASB
 07-15-44                               5.397             775,000             823,661
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2007-CD4 Class A4
 12-11-49                               5.322           1,000,000             971,305
Commercial Mortgage Pass-Through Certificates
 Series 2006-CN2A Class BFL
 02-05-19                               0.661             600,000(d,i)        506,993
Commercial Mortgage Pass-Through Certificates
 Series 2007-C9 Class A4
 12-10-49                               6.009           1,200,000           1,240,309
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C1 Class A4
 01-15-37                               4.750             705,000             728,412
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C2 Class A1
 05-15-36                               3.819             161,939             162,645
Crown Castle Towers LLC
 Series 2006-1A Class AFL
 11-15-36                               0.520             750,000(d,i)        738,787
Federal Home Loan Mortgage Corp. Structured
 Pass-Through Certificates
 CMO Series K-006 Class B
 12-26-46                               5.357             300,000(d)          258,693
Federal National Mortgage Association
 CMO Series 2002-M2 Class C
 08-25-12                               4.717             227,945             240,232
GE Capital Commercial Mortgage Corp.
 Series 2001-3 Class A2
 06-10-38                               6.070             600,000             625,595
General Electric Capital Assurance Co.
 Series 2003-1 Class A4
 05-12-35                               5.254             963,970(d)        1,021,198
General Electric Capital Assurance Co.
 Series 2003-1 Class A5
 05-12-35                               5.743             400,000(d)          447,973
Greenwich Capital Commercial Funding Corp.
 Series 2003-C1 Class A3
 07-05-35                               3.858             525,000             535,500
Greenwich Capital Commercial Funding Corp.
 Series 2004-GG1 Class A5
 06-10-36                               4.883             775,000             791,739
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG11 Class A4
 12-10-49                               5.736           1,150,000           1,139,216
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG9 Class A4
 03-10-39                               5.444           2,550,000           2,554,656
GS Mortgage Securities Corp. II
 Series 2004-GG2 Class A3
 08-10-38                               4.602             306,605             308,779
GS Mortgage Securities Corp. II
 Series 2007-EOP Class J
 03-06-20                               1.135           1,700,000(d,i)      1,450,418
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class A4
 08-10-45                               5.999           2,995,000           2,941,479
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class F
 08-10-45                               5.993           1,050,000             132,932
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-LN1 Class A1
 10-15-37                               4.134             707,459             729,864
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-ML1A Class A1
 03-12-39                               3.972             317,047             325,119
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-CBX Class A3
 01-12-37                               4.184             542,838             542,736
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2005-LDP2 Class A3
 07-15-42                               4.697             350,000             358,379
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2005-LDP5 Class A4
 12-15-44                               5.359             950,000           1,012,794
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2006-LDP6 Class ASB
 04-15-43                               5.490             275,000             291,677
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2007-CB20 Class A4
 02-12-51                               5.794           1,175,000           1,188,755


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2009-IWST Class A1
 12-05-27                               4.314%           $434,189(d)         $458,675
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2010-C1 Class A1
 06-15-43                               3.853             500,000(d)          512,579
LB-UBS Commercial Mortgage Trust
 Series 2004-C2 Class A3
 03-15-29                               3.973           1,250,000           1,275,338
LB-UBS Commercial Mortgage Trust
 Series 2005-C5 Class AAB
 09-15-30                               4.930             400,000             417,238
LB-UBS Commercial Mortgage Trust
 Series 2006-C4 Class AAB
 06-15-32                               6.055           1,075,000           1,170,872
LB-UBS Commercial Mortgage Trust
 Series 2007-C7 Class A3
 09-15-45                               5.866           1,200,000           1,198,576
Merrill Lynch Mortgage Trust
 Series 2008-C1 Class A1
 02-12-51                               4.706             256,305             261,631
Morgan Stanley Capital I
 Series 2004-HQ4 Class A5
 04-14-40                               4.590           1,850,000           1,861,563
Morgan Stanley Capital I
 Series 2006-T23 Class AAB
 08-12-41                               5.970             850,000             927,893
Morgan Stanley Reremic Trust
 Series 2009-GG10 Class A4A
 08-12-45                               5.808             700,000(d,i)        733,830
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A5
 07-15-42                               5.087           1,250,000           1,274,184
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C24 Class APB
 03-15-45                               5.576             650,000             674,460
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C27 Class APB
 07-15-45                               5.727           1,250,000           1,304,141
                                                                      ---------------
Total                                                                      39,297,697
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (12.0%)(f)
Bear Stearns Adjustable Rate Mortgage Trust
 CMO Series 2005-8 Class A4
 08-25-35                               5.105           1,575,000(d,i)      1,252,804
ChaseFlex Trust
 CMO Series 2005-2 Class 2A2
 06-25-35                               6.500           1,643,220           1,402,669
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2010-6 Class 1A1
 05-25-35                               4.750           2,500,000(d)        2,487,500
Countrywide Alternative Loan Trust
 CMO I.O. Series 2007-8CB Class A13
 05-25-37                              32.110             907,432(n)           99,691
Countrywide Alternative Loan Trust
 CMO Series 2003-11T1 Class A1
 07-25-18                               4.750             517,921             523,604
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2005-R2 Class 2A1
 06-25-35                               7.000           1,118,714(d)        1,045,290
Federal Home Loan Mortgage Corp.
 07-01-40                               5.000           3,250,000(g)        3,437,382
 07-01-40                               6.000           7,500,000(g)        8,139,839
Federal Home Loan Mortgage Corp. #C53878
 12-01-30                               5.500           1,457,384           1,573,968
Federal Home Loan Mortgage Corp. #C65869
 04-01-32                               6.000             684,057             767,172
Federal Home Loan Mortgage Corp. #C66871
 05-01-32                               6.500           1,822,766           2,042,874
Federal Home Loan Mortgage Corp. #C71514
 07-01-32                               6.500             109,517             121,827
Federal Home Loan Mortgage Corp. #C90598
 10-01-22                               6.500             183,400             203,492
Federal Home Loan Mortgage Corp. #C90767
 12-01-23                               6.000           1,265,057           1,397,826
Federal Home Loan Mortgage Corp. #D32310
 11-01-22                               8.000               5,269               5,871
Federal Home Loan Mortgage Corp. #D55755
 08-01-24                               8.000              43,252              49,791
Federal Home Loan Mortgage Corp. #D96300
 10-01-23                               5.500             223,131             241,915
Federal Home Loan Mortgage Corp. #E01127
 02-01-17                               6.500             127,264             137,984
Federal Home Loan Mortgage Corp. #E01419
 05-01-18                               5.500             668,458             722,967
Federal Home Loan Mortgage Corp. #E81009
 07-01-15                               7.500              64,317              69,826
Federal Home Loan Mortgage Corp. #E98725
 08-01-18                               5.000           1,740,607           1,871,095
Federal Home Loan Mortgage Corp. #E99684
 10-01-18                               5.000             960,248           1,036,040
Federal Home Loan Mortgage Corp. #G01410
 04-01-32                               7.000             298,738             337,117
Federal Home Loan Mortgage Corp. #G01864
 01-01-34                               5.000           1,442,776           1,533,686
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2795 Class IY
 07-15-17                              99.654             446,365(n)            7,867
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2817 Class SA
 06-15-32                              20.000             747,406(n)           41,687
Federal Home Loan Mortgage Corp.
 CMO Series 2576 Class KJ
 02-15-33                               5.500             282,717             283,089
Federal National Mortgage Association
 07-01-25                               4.500           5,450,000(g)        5,748,900
 07-01-25                               5.000           6,110,000(g)        6,518,606
 07-01-25                               5.500             750,000(g)          810,117
 07-01-40                               5.000           7,500,000(g)        7,934,768
 07-01-40                               5.500           9,475,000(g)       10,170,824
 07-01-40                               6.000           8,680,000(g)        9,413,728
 07-01-40                               6.500           3,500,000(g)        3,833,046
Federal National Mortgage Association #190899
 04-01-23                               8.500              72,446              79,360
Federal National Mortgage Association #190944
 05-01-24                               6.000             439,557             478,232
Federal National Mortgage Association #190988
 06-01-24                               9.000              49,560              54,214
Federal National Mortgage Association #250322
 08-01-25                               7.500               8,489               9,639
Federal National Mortgage Association #250384
 11-01-25                               7.500             120,354             136,662
Federal National Mortgage Association #250495
 03-01-26                               7.000             125,213             141,641
Federal National Mortgage Association #254494
 08-01-22                               7.000             151,256             169,065
Federal National Mortgage Association #254675
 01-01-23                               6.500             214,061             238,307
Federal National Mortgage Association #254708
 02-01-23                               7.000              50,666              56,631
Federal National Mortgage Association #304279
 02-01-25                               8.500              68,745              79,744
Federal National Mortgage Association #309341
 05-01-25                               8.500              24,640              28,583
Federal National Mortgage Association #313049
 08-01-11                               8.500                 148                 150
Federal National Mortgage Association #323606
 03-01-29                               6.500              30,347              33,882
Federal National Mortgage Association #433310
 08-01-28                               6.500             152,006             169,710
Federal National Mortgage Association #440730
 12-01-28                               6.000             113,112             125,601
Federal National Mortgage Association #505122
 07-01-29                               7.000             558,184             632,809
Federal National Mortgage Association #50553
 04-01-22                               8.000              53,648              61,667
Federal National Mortgage Association #510587
 08-01-29                               7.000              85,981              97,476
Federal National Mortgage Association #540041
 02-01-29                               7.000             495,791             560,840
Federal National Mortgage Association #545489
 03-01-32                               6.500             104,882             117,098
Federal National Mortgage Association #545684
 05-01-32                               7.500              91,442             104,234
Federal National Mortgage Association #545885
 08-01-32                               6.500             170,688             190,370
Federal National Mortgage Association #555376
 04-01-18                               4.500             449,599             480,206
Federal National Mortgage Association #555734
 07-01-23                               5.000           1,044,107           1,114,860
Federal National Mortgage Association #615135
 11-01-16                               6.000              74,124              80,662
Federal National Mortgage Association #642346
 05-01-32                               7.000             433,244             489,883
Federal National Mortgage Association #643381
 06-01-17                               6.000              57,833              63,061


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  71

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #645277
 05-01-32                               7.000%            $31,156             $35,229
Federal National Mortgage Association #645569
 06-01-32                               7.000             258,100             291,842
Federal National Mortgage Association #646446
 06-01-17                               6.500              97,469             106,371
Federal National Mortgage Association #650105
 08-01-17                               6.500             274,538(p)          299,611
Federal National Mortgage Association #662197
 09-01-32                               6.500             180,525             201,550
Federal National Mortgage Association #670387
 08-01-32                               7.000             144,356             163,438
Federal National Mortgage Association #670711
 10-01-32                               7.000              98,721             111,627
Federal National Mortgage Association #673179
 02-01-18                               6.000             176,498             192,451
Federal National Mortgage Association #676511
 12-01-32                               7.000              72,956              82,494
Federal National Mortgage Association #678397
 12-01-32                               7.000             645,527(p)          729,918
Federal National Mortgage Association #687887
 03-01-33                               5.500           1,093,788           1,194,866
Federal National Mortgage Association #689093
 07-01-28                               5.500             489,061             530,509
Federal National Mortgage Association #694546
 03-01-33                               5.500             406,301(p)          438,195
Federal National Mortgage Association #703726
 02-01-33                               5.000           1,367,286           1,462,412
Federal National Mortgage Association #725284
 11-01-18                               7.000              49,768              52,478
Federal National Mortgage Association #725431
 08-01-15                               5.500              38,530              41,688
Federal National Mortgage Association #726940
 08-01-23                               5.500             182,925             198,494
Federal National Mortgage Association #735579
 06-01-35                               5.000           1,799,933           1,912,785
Federal National Mortgage Association #747642
 11-01-28                               5.500             210,796             228,661
Federal National Mortgage Association #753074
 12-01-28                               5.500           1,070,250           1,160,954
Federal National Mortgage Association #755598
 11-01-28                               5.000             388,768             415,816
Federal National Mortgage Association #761031
 01-01-34                               5.000             282,966             302,370
Federal National Mortgage Association #768117
 08-01-34                               5.469             398,126(i)          425,039
Federal National Mortgage Association #961840
 03-01-38                               5.500           2,923,895           3,142,749
Federal National Mortgage Association #995753
 05-01-24                               4.500           3,361,898           3,553,467
Federal National Mortgage Association
 CMO I.O. Series 2003-63 Class IP
 07-25-33                               0.658           2,151,843(n)          295,304
Federal National Mortgage Association
 CMO I.O. Series 2003-71 Class IM
 12-25-31                               5.340             925,751(n)           83,089
Federal National Mortgage Association
 CMO I.O. Series 2004-84 Class GI
 12-25-22                              11.100             347,676(n)           16,833
Government National Mortgage Association
 07-01-40                               4.500           1,750,000(g)        1,822,734
Government National Mortgage Association #604708
 10-15-33                               5.500           1,038,960           1,130,941
Government National Mortgage Association #619592
 09-15-33                               5.000           1,189,171           1,278,210
Government National Mortgage Association
 CMO I.O. Series 2002-80 Class CI
 01-20-32                               0.000              14,856(n)              214
MASTR Alternative Loans Trust
 CMO Series 2004-4 Class 2A1
 05-25-34                               6.000           1,117,254           1,033,235
MASTR Alternative Loans Trust
 CMO Series 2004-7 Class 8A1
 08-25-19                               5.000           2,058,450           1,958,028
MASTR Alternative Loans Trust
 CMO Series 2004-8 Class 7A1
 09-25-19                               5.000           1,104,209           1,049,841
                                                                      ---------------
Total                                                                     107,002,892
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
L-3 Communications Corp.
 07-15-13                               6.125             210,000             212,100
 10-15-15                               6.375             345,000             345,000
Mantech International Corp.
 04-15-18                               7.250              38,000(d)           38,190
Oshkosh Corp.
 03-01-17                               8.250              96,000              99,840
 03-01-20                               8.500              70,000              72,800
TransDigm, Inc.
 07-15-14                               7.750             135,000(d)          135,000
                                                                      ---------------
Total                                                                         902,930
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.3%)
Cooper-Standard Automotive, Inc.
 Senior Notes
 05-01-18                               8.500              68,000(d)           68,340
Ford Motor Co.
 Senior Unsecured Convertible
 11-15-16                               4.250           1,871,000           2,378,040
Lear Corp.
 03-15-18                               7.875             201,000             201,503
 03-15-20                               8.125              77,000              77,193
                                                                      ---------------
Total                                                                       2,725,076
-------------------------------------------------------------------------------------

BANKING (1.4%)
Bank of America Corp.
 Senior Notes
 07-01-20                               5.625             570,000             573,820
Bank of America Corp.
 Senior Unsecured
 05-01-18                               5.650             720,000             737,213
Citigroup, Inc.
 05-22-19                               8.500             235,000             280,149
Citigroup, Inc.
 Senior Unsecured
 05-15-18                               6.125           1,580,000           1,649,018
HSBC Holdings PLC
 Subordinated Notes
 06-01-38                               6.800             600,000(c)          646,609
JPMorgan Chase & Co.
 Senior Unsecured
 06-24-15                               3.400             570,000             570,470
 04-23-19                               6.300           1,785,000           2,015,302
Morgan Stanley
 Senior Unsecured
 04-01-18                               6.625             635,000             665,565
 01-26-20                               5.500           1,900,000           1,841,495
The Goldman Sachs Group, Inc.
 Senior Unsecured
 02-15-19                               7.500           2,030,000           2,268,954
 03-15-20                               5.375             825,000             815,196
                                                                      ---------------
Total                                                                      12,063,791
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Lehman Brothers Holdings, Inc.
 Senior Unsecured
 05-02-18                               6.875           1,250,000(b,q)        254,688
-------------------------------------------------------------------------------------

CHEMICALS (0.5%)
Airgas, Inc.
 10-01-18                               7.125             325,000(d)          348,563
Ashland, Inc.
 06-01-17                               9.125             130,000             142,350
CF Industries, Inc.
 05-01-18                               6.875             320,000             324,800
 05-01-20                               7.125              45,000              46,238
Chemtura Corp.
 06-01-16                               6.875             293,000(b,q)        329,625
Hexion US Finance Corp./Nova Scotia ULC
 Senior Secured
 02-01-18                               8.875              50,000              45,125
Invista
 Senior Unsecured
 05-01-12                               9.250              77,000(d)           77,770
LBI Escrow Corp.
 Senior Secured
 11-01-17                               8.000             294,000(d)          302,820
Nalco Co.
 11-15-13                               8.875              85,000              87,125
Nalco Co.
 Senior Notes
 05-15-17                               8.250             391,000             404,685
Nova Chemicals Corp.
 Senior Unsecured
 11-01-16                               8.375              84,000(c)           83,580
The Dow Chemical Co.
 Senior Unsecured
 05-15-19                               8.550           1,530,000           1,872,892
                                                                      ---------------
Total                                                                       4,065,573
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CONSTRUCTION MACHINERY (0.1%)
Case New Holland, Inc.
 Senior Notes
 12-01-17                               7.875%           $194,000(d)         $196,910
The Manitowoc Co., Inc.
 11-01-13                               7.125             315,000             303,975
                                                                      ---------------
Total                                                                         500,885
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (--%)
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                               8.125              30,000(d)           28,875
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden Corp.
 05-01-16                               8.000             225,000             231,187
Spectrum Brands Holdings, Inc.
 Secured
 06-15-18                               9.500             125,000(d)          129,688
Visant Holding Corp.
 Senior Discount Notes
 12-01-13                              10.250             175,000             178,719
                                                                      ---------------
Total                                                                         539,594
-------------------------------------------------------------------------------------

ELECTRIC (3.3%)
Arizona Public Service Co.
 Senior Unsecured
 08-01-16                               6.250             420,000             469,388
CenterPoint Energy Houston Electric LLC
 03-01-14                               7.000             700,000             815,778
CMS Energy Corp.
 Senior Unsecured
 02-01-20                               6.250             265,000             249,763
Consumers Energy Co.
 1st Mortgage
 02-15-17                               5.150             205,000             222,240
Dominion Resources, Inc.
 Senior Unsecured
 08-01-33                               5.250           2,000,000           2,188,944
DTE Energy Co.
 Senior Unsecured
 05-15-14                               7.625           1,430,000           1,671,185
Duke Energy Corp.
 Senior Unsecured
 02-01-14                               6.300             830,000             934,172
Florida Power Corp.
 1st Mortgage
 06-15-38                               6.400             160,000             191,225
KCP&L Greater Missouri Operations Co.
 Senior Unsecured
 07-01-12                              11.875             205,000             236,076
Majapahit Holding BV
 10-17-16                               7.750             100,000(c,d)        109,750
Metropolitan Edison Co.
 Senior Unsecured
 03-15-13                               4.950              90,000              94,769
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                               8.560             609,278             601,662
Nevada Power Co.
 01-15-15                               5.875             405,000             451,292
 05-15-18                               6.500             430,000             490,858
 08-01-18                               6.500             850,000             969,732
Nisource Finance Corp.
 03-01-13                               6.150           1,800,000           1,962,904
 07-15-14                               5.400             305,000             329,477
 09-15-17                               5.250           1,740,000           1,791,902
 09-15-20                               5.450             780,000             803,359
NRG Energy, Inc.
 02-01-16                               7.375             825,000             820,875
Ohio Edison Co.
 Senior Unsecured
 05-01-15                               5.450             170,000             186,591
Ohio Power Co.
 Senior Unsecured
 06-01-16                               6.000             450,000             509,638
Oncor Electric Delivery Co. LLC
 Senior Secured
 05-01-12                               6.375             205,000             221,434
PacifiCorp
 1st Mortgage
 09-15-13                               5.450           1,475,000           1,630,669
PPL Electric Utilities Corp.
 1st Mortgage
 11-30-13                               7.125             970,000           1,131,527
Progress Energy, Inc.
 Senior Unsecured
 03-15-14                               6.050             480,000             534,419
 12-01-39                               6.000             565,000             608,988
Sierra Pacific Power Co.
 05-15-16                               6.000           2,495,000           2,795,322
Tampa Electric Co.
 Senior Unsecured
 05-15-18                               6.100             530,000             600,453
The Cleveland Electric Illuminating Co.
 1st Mortgage
 11-15-18                               8.875           2,455,000           3,136,316
The Detroit Edison Co.
 Senior Secured
 10-01-13                               6.400             780,000             887,313
The Toledo Edison Co.
 1st Mortgage
 05-01-20                               7.250             165,000             199,906
The Toledo Edison Co.
 Senior Secured
 05-15-37                               6.150             295,000             315,917
TransAlta Corp.
 Senior Unsecured
 01-15-15                               4.750             605,000(c)          637,379
 03-15-40                               6.500             365,000(c)          376,506
                                                                      ---------------
Total                                                                      29,177,729
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Regal Cinemas Corp.
 07-15-19                               8.625             125,000             125,625
Speedway Motorsports, Inc.
 06-01-16                               8.750             315,000             331,538
United Artists Theatre Circuit, Inc.
 1995-A Pass-Through Certificates
 07-01-15                               9.300             874,763(l)          849,395
                                                                      ---------------
Total                                                                       1,306,558
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.1%)
Anheuser-Busch InBev Worldwide, Inc.
 01-15-14                               7.200             560,000(d)          643,908
 11-15-14                               5.375           1,040,000(d)        1,137,052
 04-15-20                               5.000             340,000(d)          355,482
Bacardi Ltd.
 Senior Notes
 04-01-14                               7.450             150,000(c,d)        174,889
Del Monte Corp.
 10-15-19                               7.500             385,000(d)          393,663
Kraft Foods, Inc.
 Senior Unsecured
 08-11-17                               6.500           1,515,000           1,759,520
 02-01-18                               6.125             720,000             817,127
 02-09-40                               6.500             455,000             504,309
Molson Coors Capital Finance ULC
 09-22-10                               4.850             910,000(c)          918,164
SABMiller PLC
 Senior Unsecured
 01-15-14                               5.700           2,195,000(c,d)      2,426,376
 07-15-18                               6.500             490,000(c,d)        570,088
Total                                                                       9,700,578
-------------------------------------------------------------------------------------

GAMING (--%)
Boyd Gaming Corp.
 Senior Subordinated Notes
 02-01-16                               7.125             163,000             134,068
MGM Resorts International
 Senior Secured
 11-15-17                              11.125             210,000             231,525
                                                                      ---------------
Total                                                                         365,593
-------------------------------------------------------------------------------------

GAS PIPELINES (1.6%)
CenterPoint Energy Resources Corp.
 Senior Unsecured
 02-15-11                               7.750           1,760,000           1,828,295
 04-01-13                               7.875             680,000             779,194
Colorado Interstate Gas Co.
 Senior Unsecured
 11-15-15                               6.800           3,964,000           4,567,538
El Paso Corp.
 Senior Unsecured
 12-12-13                              12.000             195,000             225,225
Northwest Pipeline GP
 Senior Unsecured
 06-15-16                               7.000             180,000             210,425
 04-15-17                               5.950           1,305,000           1,425,798


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  73

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
GAS PIPELINES (CONT.)
Regency Energy Partners LP/Finance Corp.
 12-15-13                               8.375%            $15,000             $15,450
 06-01-16                               9.375             110,000(d)          117,425
Southern Natural Gas Co.
 Senior Unsecured
 04-01-17                               5.900           1,915,000(d)        2,028,872
Southern Star Central Corp.
 Senior Notes
 03-01-16                               6.750             455,000             440,213
Transcontinental Gas Pipe Line Co. LLC
 Senior Unsecured
 08-15-11                               7.000             535,000             563,427
 04-15-16                               6.400           1,627,000           1,849,351
                                                                      ---------------
Total                                                                      14,051,213
-------------------------------------------------------------------------------------

HEALTH CARE (0.4%)
Cardinal Health, Inc.
 Senior Unsecured
 06-15-12                               5.650             740,000             794,819
CHS/Community Health Systems, Inc.
 07-15-15                               8.875              75,000              77,344
DaVita, Inc.
 03-15-13                               6.625             686,000             686,858
HCA, Inc.
 Senior Secured
 02-15-17                               9.875             295,000             317,125
 09-15-20                               7.250             575,000             577,875
HCA, Inc.
 Senior Secured Pay-in-kind
 11-15-16                               9.625             145,000(o)          155,150
Omnicare, Inc.
 06-01-13                               6.125              65,000              63,863
 06-01-20                               7.750             100,000             102,000
Select Medical Corp.
 02-01-15                               7.625             660,000             620,400
                                                                      ---------------
Total                                                                       3,395,434
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                              10.625             550,000             550,000
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.8%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                               7.625             510,000             486,074
 09-15-16                               5.950             880,000             757,413
Chesapeake Energy Corp.
 01-15-16                               6.625             260,000             264,225
Denbury Resources, Inc.
 04-01-13                               7.500             220,000             222,475
 03-01-16                               9.750             220,000             237,600
EnCana Corp.
 Senior Unsecured
 11-01-11                               6.300           2,290,000(c)        2,423,050
Forest Oil Corp.
 02-15-14                               8.500             490,000             510,825
Petrohawk Energy Corp.
 08-01-14                              10.500             325,000             350,188
Pioneer Natural Resources Co.
 Senior Unsecured
 01-15-20                               7.500              10,000              10,300
Quicksilver Resources, Inc.
 08-01-15                               8.250             274,000             269,890
Range Resources Corp.
 05-15-16                               7.500             135,000             136,181
 05-15-19                               8.000             580,000             605,375
Woodside Finance Ltd.
 11-10-14                               4.500             825,000(c,d)        847,684
                                                                      ---------------
Total                                                                       7,121,280
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
Petro-Canada
 Senior Unsecured
 07-15-13                               4.000             120,000(c)          125,791
TNK-BP Finance SA
 03-13-18                               7.875             200,000(c,d)        210,000
                                                                      ---------------
Total                                                                         335,791
-------------------------------------------------------------------------------------

MEDIA CABLE (0.4%)
Cablevision Systems Corp.
 Senior Notes
 09-15-17                               8.625             285,000(d)          290,700
CCO Holdings LLC/Capital Corp.
 04-30-18                               7.875              91,000(d)           91,228
 04-30-20                               8.125              39,000(d)           39,878
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.000             810,000(d)          842,399
Comcast Corp.
 03-15-37                               6.450             280,000             302,764
 07-01-39                               6.550             805,000             880,333
CSC Holdings LLC
 Senior Unsecured
 04-15-14                               8.500             145,000             151,163
 02-15-18                               7.875              60,000              61,200
DISH DBS Corp.
 10-01-14                               6.625             120,000             120,000
 02-01-16                               7.125             465,000             466,162
 09-01-19                               7.875             230,000             239,200
Virgin Media Secured Finance PLC
 Senior Secured
 01-15-18                               6.500             325,000(c,d)        319,213
                                                                      ---------------
Total                                                                       3,804,240
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.7%)
Lamar Media Corp.
 04-01-14                               9.750             285,000             310,650
 04-15-18                               7.875              49,000(d)           49,306
Nielsen Finance LLC/Co.
 08-01-14                              10.000             145,000             148,263
Rainbow National Services LLC
 09-01-12                               8.750             135,000(d)          135,338
Reed Elsevier Capital, Inc.
 08-01-11                               6.750           1,495,000           1,579,558
RR Donnelley & Sons Co.
 Senior Unsecured
 04-01-14                               4.950             235,000             239,480
 01-15-17                               6.125           2,620,000           2,631,266
TCM Sub LLC
 01-15-15                               3.550           1,185,000(d)        1,214,314
                                                                      ---------------
Total                                                                       6,308,175
-------------------------------------------------------------------------------------

METALS (0.3%)
ArcelorMittal
 Senior Unsecured
 06-01-19                               9.850           1,530,000(c)        1,911,950
Arch Western Finance LLC
 07-01-13                               6.750             295,000             295,738
Consol Energy, Inc.
 04-01-17                               8.000              95,000(d)           98,563
 04-01-20                               8.250              60,000(d)           62,775
United States Steel Corp.
 Senior Unsecured
 04-01-20                               7.375             253,000             250,470
                                                                      ---------------
Total                                                                       2,619,496
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
Ally Financial, Inc.
 03-15-20                               8.000             387,000(d)          378,293
CIT Group, Inc.
 Senior Secured
 05-01-16                               7.000             425,000             387,813
General Electric Capital Corp.
 Senior Unsecured
 01-10-39                               6.875           1,575,000           1,739,007
                                                                      ---------------
Total                                                                       2,505,113
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                               8.500             346,000(c,d)        330,530
Gaz Capital SA for Gazprom
 Senior Unsecured
 11-22-16                               6.212             350,000(c,d)        353,080
                                                                      ---------------
Total                                                                         683,610
-------------------------------------------------------------------------------------

OTHER INDUSTRY (--%)
Valmont Industries, Inc.
 04-20-20                               6.625             422,000             430,112
-------------------------------------------------------------------------------------

PACKAGING (0.1%)
Ball Corp.
 03-15-18                               6.625              50,000              50,125
 09-01-19                               7.375              60,000              62,400
 09-15-20                               6.750             153,000             153,383
Crown Americas LLC/Capital Corp.
 11-15-15                               7.750             325,000             337,187
Crown Americas LLC/Capital Corp. II
 05-15-17                               7.625             160,000(d)          165,600


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
74  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
PACKAGING (CONT.)
Greif, Inc.
 Senior Unsecured
 02-01-17                               6.750%           $125,000            $122,656
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                               7.750             175,000(d)          175,875
                                                                      ---------------
Total                                                                       1,067,226
-------------------------------------------------------------------------------------

PAPER (0.1%)
Cascades, Inc.
 12-15-17                               7.750             450,000(c)          447,750
Georgia-Pacific LLC
 01-15-15                               7.000             100,000(d)          101,000
 01-15-17                               7.125             210,000(d)          214,200
Graphic Packaging International, Inc.
 06-15-17                               9.500              95,000              99,275
                                                                      ---------------
Total                                                                         862,225
-------------------------------------------------------------------------------------

PHARMACEUTICALS (--%)
Mylan, Inc.
 07-15-20                               7.875             100,000(d)          102,000
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
CSX Corp.
 Senior Unsecured
 03-15-12                               6.300             760,000             815,670
-------------------------------------------------------------------------------------

RESTAURANTS (--%)
Yum! Brands, Inc.
 Senior Unsecured
 11-15-37                               6.875             135,000             154,977
-------------------------------------------------------------------------------------

RETAILERS (0.2%)
CVS Caremark Corp.
 Senior Unsecured
 06-01-17                               5.750             650,000             723,113
 09-15-39                               6.125             215,000             229,821
QVC, Inc.
 Senior Secured
 04-15-17                               7.125             207,000(d)          203,895
 10-15-20                               7.375             207,000(d)          202,343
                                                                      ---------------
Total                                                                       1,359,172
-------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                               7.375             160,000(d)          156,000
Brocade Communications Systems, Inc.
 Senior Secured
 01-15-18                               6.625             334,000(d)          330,660
 01-15-20                               6.875              43,000(d)           42,678
                                                                      ---------------
Total                                                                         529,338
-------------------------------------------------------------------------------------

TEXTILE (--%)
Phillips-Van Heusen Corp.
 Senior Unsecured
 05-15-20                               7.375              70,000              70,525
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.2%)
ERAC USA Finance LLC
 10-15-37                               7.000           1,730,000(d)        1,885,179
The Hertz Corp.
 01-01-14                               8.875             110,000             111,375
                                                                      ---------------
Total                                                                       1,996,554
-------------------------------------------------------------------------------------

WIRELESS (0.4%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
 Senior Secured
 05-01-17                               7.750             625,000(d)          660,938
Cricket Communications, Inc.
 Senior Secured
 05-15-16                               7.750             191,000             194,820
Nextel Communications, Inc.
 08-01-15                               7.375             240,000             228,000
SBA Telecommunications, Inc.
 08-15-16                               8.000             150,000(d)          155,250
 08-15-19                               8.250             210,000(d)          221,025
Sprint Nextel Corp.
 Senior Unsecured
 08-15-17                               8.375             295,000             295,000
United States Cellular Corp.
 Senior Unsecured
 12-15-33                               6.700           1,405,000           1,444,674
                                                                      ---------------
Total                                                                       3,199,707
-------------------------------------------------------------------------------------

WIRELINES (2.5%)
AT&T, Inc.
 Senior Unsecured
 03-15-11                               6.250           3,240,000           3,357,059
 02-15-39                               6.550           2,310,000           2,587,410
Embarq Corp.
 Senior Unsecured
 06-01-36                               7.995           1,470,000           1,458,863
New Communications Holdings, Inc.
 Senior Notes
 04-15-15                               7.875              51,000(d)           51,510
 04-15-17                               8.250             128,000(d)          128,960
 04-15-20                               8.500             105,000(d)          105,788
Qwest Communications International, Inc.
 04-01-18                               7.125             240,000(d)          239,400
Qwest Corp.
 Senior Unsecured
 10-01-14                               7.500             980,000           1,042,475
Telecom Italia Capital SA
 10-01-15                               5.250             130,000(c)          131,202
 07-18-36                               7.200             950,000(c)          921,346
Telefonica Emisiones SAU
 04-27-20                               5.134           1,800,000(c)        1,804,127
Telefonica Europe BV
 09-15-10                               7.750           1,245,000(c)        1,260,572
TELUS Corp.
 Senior Unsecured
 06-01-11                               8.000           2,918,500(c)        3,093,838
tw telecom holdings, inc.
 03-01-18                               8.000             141,000(d)          143,468
Verizon New York, Inc.
 Senior Unsecured
 04-01-12                               6.875           2,585,000           2,793,273
 04-01-32                               7.375           1,795,000           2,029,804
Verizon Pennsylvania, Inc.
 Senior Unsecured
 11-15-11                               5.650             475,000             499,254
Windstream Corp.
 08-01-16                               8.625             335,000             337,513
 11-01-17                               7.875             545,000             532,056
                                                                      ---------------
Total                                                                      22,517,918
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $354,316,859)                                                     $364,154,151
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (0.1%)(e)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
JPMorgan Chase & Co.
 FDIC Government Guaranty
 02-23-11                               1.650%         $1,155,000          $1,165,053
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $1,154,550)                                                         $1,165,053
-------------------------------------------------------------------------------------



SENIOR LOANS (0.4%)(m)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.1%)
Ford Motor Co.
 Tranche B1 Term Loan
 12-15-13                         3.310-3.350%           $471,337            $444,886
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.1%)
U.S. Foodservice
 Term Loan
 07-03-14                               2.850             703,192             602,488
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
Nielsen Finance LLC
 Tranche A Term Loan
 08-09-13                               2.350             700,531             658,373
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (--%)
AGFS Funding Co.
 Term Loan
 04-21-15                               7.250             245,000             238,079
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Dresser, Inc.
 Tranche B Term Loan
 05-04-14                               2.695             580,274             530,591
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  75

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
RETAILERS (--%)
Toys R Us -- Delaware, Inc.
 Tranche B Term Loan
 TBD                                      TBD             $95,000(g,h)        $93,530
 07-19-12                               4.597%            620,000             610,408
                                                                      ---------------
Total                                                                         703,938
-------------------------------------------------------------------------------------

WIRELINES (--%)
Fairpoint Communications, Inc.
 Tranche B Term Loan
 03-31-15                               1.750             675,372(b,q)        450,473
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $3,646,621)                                                         $3,628,828
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             9,755,503(k)          $9,755,503
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,755,503)                                                         $9,755,503
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (9.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (0.6%)
Versailles Commercial Paper LLC
 07-16-10                            0.500%          $1,998,333            $1,998,333
Windmill Funding Corp.
 09-20-10                            0.551            2,995,692             2,995,692
                                                                      ---------------
Total                                                                       4,994,025
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (4.4%)
Banque Federative du Credit Mutuel
 07-07-10                            0.405            4,994,887             4,994,887
Barclays Bank PLC
 08-31-10                            0.447            4,000,000             4,000,000
BNP Paribas
 10-15-10                            0.420            5,000,000             5,000,000
Credit Agricole
 10-12-10                            0.420            5,000,000             5,000,000
Rabobank Group
 11-03-10                            0.411            5,000,000             5,000,000
Royal Bank of Scotland
 08-16-10                            0.540            5,000,000             5,000,000
Unicredit BK AG
 07-02-10                            0.400            5,000,000             5,000,000
Westpack Banking Corp.
 11-04-10                            0.391            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      38,994,887
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.3%)
Toyota Motor Credit Corp.
 08-23-10                            0.531            2,995,716             2,995,716
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (4.1%)(u)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $4,777,883                          0.030            4,777,879             4,777,879
Morgan Stanley
 dated 01-21-10, matures 07-30-10,
 repurchase price
 $7,002,100                          0.360            7,000,000             7,000,000
Morgan Stanley
 dated 02-22-10, matures 07-30-10,
 repurchase price
 $20,007,167                         0.430           20,000,000            20,000,000
Morgan Stanley
 dated 03-04-10, matures 07-30-10,
 repurchase price
 $5,001,792                          0.430            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      36,777,879
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $83,762,507)                                                       $83,762,507
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $967,155,782)                                                   $1,025,611,288
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                              20            $2,550,000      Sept. 2010             $66,064
U.S. Treasury Note, 2-year                          (34)           (7,440,156)      Oct. 2010             (35,113)
U.S. Treasury Note, 5-year                          (69)           (8,166,258)      Oct. 2010            (107,252)
U.S. Treasury Note, 10-year                        (136)          (16,666,376)     Sept. 2010            (318,743)
U.S. Treasury Ultra Bond, 30-year                   (16)           (2,173,000)     Sept. 2010             (67,274)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                   $(462,318)
-----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



ADR   --   American Depositary Receipt
BRL   --   Brazilian Real
CMO   --   Collateralized Mortgage Obligation
IDR   --   Indonesian Rupiah
I.O.  --   Interest Only
MXN   --   Mexican Peso




--------------------------------------------------------------------------------
76  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 11.17% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $53,224,996 or 6.00% of net assets.

(e) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $59,635,840. See Note 2 to the financial statements.

(h) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(k) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $849,507, representing 0.10% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                COST
     ------------------------------------------------------------------------
     Krispy Kreme Doughnuts, Inc.
       Warrants                                  07-01-09                 $--
     United Artists Theatre Circuit,
       Inc.
       1995-A Pass-Through Certificates
       9.300% 2015                        12-08-95 thru 08-12-96      858,670


(m) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(n) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(o) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p) At June 30, 2010, investments in securities included securities valued at $848,941 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(q)  This position is in bankruptcy.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  77

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(r) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation


(s) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(t) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(u) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $852,676
Government National Mortgage Association                                     4,020,761
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $4,873,437
--------------------------------------------------------------------------------------

MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $565,960
Amstel Funding Corp                                                            874,880
Atlantic Asset Securitization LLC                                              154,502
Autobahn Funding Company                                                       161,998
Compass Sec LLC                                                                208,133
Ebury Finance Ltd                                                              862,548
LMA LMA Americas                                                               487,391
Nationwide Building Society                                                    495,522
NRW Bank                                                                       806,429
Romulus Funding Corp                                                           108,438
Scaldis & Scaldis                                                              600,116
Scaldis Capital Ltd/LLC                                                        349,789
Silver Tower US Fund                                                           983,468
Surrey Funding Corp                                                            329,018
White Point Funding Inc                                                        361,808
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $7,350,000
--------------------------------------------------------------------------------------

MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $402,156
American Express Credit Account Master Trust                                   348,108
Banc of America Large Loan Inc                                                 250,693
Brazos Higher Education Authority                                              127,964
Capital Auto Receivables Asset Trust                                           235,031
Capital One Multi-Asset Execution Trust                                        132,028
Chase Issuance Trust                                                           167,055
Citibank Credit Card Issuance Trust                                            867,404
Citigroup Commercial Mortgage Trust                                            494,676
Citigroup/Deutsche Bank Commercial Mortgage Trust                              345,925
College Loan Corp Trust                                                        120,846
Commercial Mortgage Asset Trust                                                130,925
Commercial Mortgage Pass Through Certificates                                  499,431


--------------------------------------------------------------------------------
78  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Credit Suisse First Boston Mortgage Securities Corp                           $308,087
Credit Suisse Mortgage Capital Certificates                                    748,869
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                   110,584
DFR Middle Market CLO Ltd                                                      559,029
Discover Card Master Trust I                                                   110,679
Education Funding Capital Trust I                                              164,162
Fannie Mae Whole Loan                                                          245,756
First Union National Bank Commercial Mortgage                                  196,062
Ford Credit Auto Owner Trust                                                   159,561
Granite Master Issuer PLC                                                      321,543
GS Mortgage Securities Corp II                                                 286,808
JP Morgan Chase Commercial Mortgage Securities Corp                            104,123
LB-UBS Commercial Mortgage Trust                                               118,158
Leafs CDO I Ltd                                                                873,277
Marathon CLO Ltd                                                             1,421,064
MBNA Credit Card Master Note Trust                                             909,089
Merrill Auto Trust Securitization                                              172,985
Merrill Lynch Floating Trust                                                   142,112
Merrill Lynch Mortgage Trust                                                   367,496
Merrill Lynch/Countrywide Commercial Mortgage Trust                            139,056
Morgan Stanley Capital I                                                       755,939
Northstar Education Finance Inc                                                213,485
Saxon Asset Securities Trust                                                    87,767
SLC Student Loan Trust                                                         393,364
SLM Student Loan Trust                                                       5,556,712
Structured Asset Mortgage Investments Inc                                      132,770
Wachovia Bank Commercial Mortgage Trust                                      1,829,380
WaMu Mortgage Pass Through Certificates                                         83,121
Wells Fargo Mortgage Backed Securities Trust                                   242,430
World Omni Auto Receivables Trust                                              117,062
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $20,992,772
--------------------------------------------------------------------------------------

MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $100,539
American Express Credit Account Master Trust                                    87,027
Banc of America Large Loan Inc                                                  62,673
Brazos Higher Education Authority                                               31,991
Capital Auto Receivables Asset Trust                                            58,758
Capital One Multi-Asset Execution Trust                                         33,007
Chase Issuance Trust                                                            41,764
Citibank Credit Card Issuance Trust                                            216,851
Citigroup Commercial Mortgage Trust                                            123,669
Citigroup/Deutsche Bank Commercial Mortgage Trust                               86,481
College Loan Corp Trust                                                         30,212
Commercial Mortgage Asset Trust                                                 32,732
Commercial Mortgage Pass Through Certificates                                  124,858
Credit Suisse First Boston Mortgage Securities Corp                             77,022
Credit Suisse Mortgage Capital Certificates                                    187,217
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    27,646
DFR Middle Market CLO Ltd                                                      139,757
Discover Card Master Trust I                                                    27,670
Education Funding Capital Trust I                                               41,040
Fannie Mae Whole Loan                                                           61,439
First Union National Bank Commercial Mortgage                                   49,015


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  79

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust                                                   $39,890
Granite Master Issuer PLC                                                       80,386
GS Mortgage Securities Corp II                                                  71,702
JP Morgan Chase Commercial Mortgage Securities Corp                             26,031
LB-UBS Commercial Mortgage Trust                                                29,539
Leafs CDO I Ltd                                                                218,319
Marathon CLO Ltd                                                               355,266
MBNA Credit Card Master Note Trust                                             227,272
Merrill Auto Trust Securitization                                               43,246
Merrill Lynch Floating Trust                                                    35,528
Merrill Lynch Mortgage Trust                                                    91,874
Merrill Lynch/Countrywide Commercial Mortgage Trust                             34,764
Morgan Stanley Capital I                                                       188,985
Northstar Education Finance Inc                                                 53,371
Saxon Asset Securities Trust                                                    21,942
SLC Student Loan Trust                                                          98,341
SLM Student Loan Trust                                                       1,389,178
Structured Asset Mortgage Investments Inc                                       33,193
Wachovia Bank Commercial Mortgage Trust                                        457,345
WaMu Mortgage Pass Through Certificates                                         20,780
Wells Fargo Mortgage Backed Securities Trust                                    60,608
World Omni Auto Receivables Trust                                               29,265
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,248,193
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
80  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  81

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Balanced Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                IDENTICAL ASSETS      INPUTS(b)        INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Metals & Mining                              $13,092,056        $1,435,502            $--        $14,527,558
    All Other Industries                         548,617,576                --             --        548,617,576
  Warrants                                               112                --             --                112
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                          561,709,744         1,435,502             --        563,145,246
----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                              --         8,101,407             --          8,101,407
  U.S. Government Obligations & Agencies          32,334,075         9,020,225             --         41,354,300
  Asset-Backed Securities                                 --        31,238,431      1,047,778         32,286,209
  Commercial Mortgage-Backed Securities                   --        39,297,697             --         39,297,697
  Residential Mortgage-Backed Securities                  --       104,515,392      2,487,500        107,002,892
  Corporate Debt Securities
    Entertainment                                         --           457,163        849,395          1,306,558
    All Other Industries                                  --       134,805,088             --        134,805,088
----------------------------------------------------------------------------------------------------------------
Total Bonds                                       32,334,075       327,435,403      4,384,673        364,154,151
----------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                            --         1,165,053             --          1,165,053
  Senior Loans                                            --         3,628,828             --          3,628,828
  Affiliated Money Market Fund(c)                  9,755,503                --             --          9,755,503
  Investments of Cash Collateral Received
    for Securities on Loan                                --        83,762,507             --         83,762,507
----------------------------------------------------------------------------------------------------------------
Total Other                                        9,755,503        88,556,388             --         98,311,891
----------------------------------------------------------------------------------------------------------------
Investments in Securities                        603,799,322       417,427,293      4,384,673      1,025,611,288
Other Financial Instruments(d)                      (462,318)               --             --           (462,318)
----------------------------------------------------------------------------------------------------------------
Total                                           $603,337,004      $417,427,293     $4,384,673     $1,025,148,970
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                RESIDENTIAL
                                              ASSET-BACKED    MORTGAGE-BACKED    CORPORATE DEBT
                                               SECURITIES        SECURITIES        SECURITIES         TOTAL
-------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                      $370,246               $--         $962,236       $1,332,482
  Accrued discounts/premiums                      (55,302)            2,496            1,212          (51,594)
  Realized gain (loss)                                 --               356               --              356
  Change in unrealized appreciation
    (depreciation)*                                58,085           (13,549)         (55,784)         (11,248)
  Net purchases (sales)                           674,749         2,498,197          (58,269)       3,114,677
  Transfers in and/or out of Level 3                   --                --               --               --
-------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                    $1,047,778        $2,487,500         $849,395       $4,384,673
-------------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $2,301, which is comprised of Asset-Backed Securities of $58,085 and Corporate Debt Securities of $(55,784).



--------------------------------------------------------------------------------
82  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  83

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Cash Management Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


U.S. GOVERNMENT AGENCIES (28.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Federal Home Loan Bank Discount Notes
 07-02-10                            0.030%          $25,000,000          $24,999,958
 08-04-10                            0.190            10,000,000            9,998,206
 06-21-11                            0.750             9,000,000            9,000,000
Federal Home Loan Mortgage Corp. Discount Notes
 08-02-10                            0.180            20,000,000           19,996,667
 08-10-10                            0.090            10,000,000(b)        10,000,000
 10-13-10                            0.250             3,000,000            2,997,833
Federal National Mortgage Association Discount Notes
 07-01-10                            0.040            23,000,000           23,000,000
U.S. Treasury Bills
 07-08-10                            0.120            10,000,000            9,999,728
 07-15-10                            0.080            75,000,000           74,997,654
 07-29-10                            0.100            46,000,000           45,996,166
 08-05-10                            0.080            21,300,000           21,298,331
 08-26-10                            0.160            15,000,000           14,996,360
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $267,280,903)                                                     $267,280,903
-------------------------------------------------------------------------------------



U.S. GOVERNMENT-INSURED DEBT (15.7%)(c)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Straight-A Funding LLC
 U.S. Treasury Government Guaranty(d)
 07-06-10                            0.280%          $12,000,000          $11,999,450
 07-07-10                            0.290             5,000,000            4,999,725
 07-09-10                            0.260            10,000,000            9,999,356
 07-12-10                            0.240            10,500,000           10,499,166
 07-14-10                            0.330            10,000,000            9,998,736
 07-16-10                            0.330            12,000,000           11,998,250
 07-19-10                            0.290            12,000,000           11,998,200
 07-20-10                            0.340             3,000,000            2,999,446
 07-21-10                            0.250             5,000,000            4,999,278
 07-23-10                            0.250             8,000,000            7,998,729
 07-27-10                            0.290             4,600,000            4,599,003
 08-10-10                            0.400            10,000,000            9,995,556
 08-11-10                            0.310             5,000,000            4,998,235
 08-12-10                            0.300             5,000,000            4,998,250
 08-24-10                            0.350             5,000,000            4,997,375
 08-25-10                            0.350            15,036,000           15,027,960
 09-13-10                            0.400            15,719,000           15,706,074
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT-INSURED DEBT
(Cost: $147,812,789)                                                     $147,812,789
-------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (7.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

Bank of Montreal Chicago Branch
 07-30-10                            0.230%           $4,500,000           $4,500,000
Barclays Bank PLC New York Branch
 08-16-10                            0.400            10,000,000           10,000,000
Rabobank Nederland NY
 09-17-10                            0.350            12,000,000(b)        12,000,000
Royal Bank of Canada New York Branch
 10-01-10                            0.350            12,000,000(b)        12,000,000
Royal Bank of Scotland PLC Stamford
 07-30-10                            0.300            15,000,000           15,000,000
Toronto Dominion Bank NY
 07-30-10                            0.200            15,000,000           15,000,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $68,500,000)                                                       $68,500,000
-------------------------------------------------------------------------------------



COMMERCIAL PAPER (48.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED (24.8%)
Argento Variable Funding Co. LLC
 07-23-10                            0.360%          $10,000,000           $9,997,739
 07-28-10                            0.360            15,000,000           14,995,838
Bryant Park Funding LLC
 07-12-10                            0.300            12,000,000(c)        11,998,827
 07-13-10                            0.310            10,000,000(c)         9,998,900
 07-21-10                            0.320            10,000,000(c)         9,998,167
Fairway Finance Co. LLC
 07-07-10                            0.330             3,300,000(c)         3,299,791
Falcon Asset Securitization Co. LLC
 07-09-10                            0.270            18,000,000(c)        17,998,800
 07-22-10                            0.310             3,000,000            2,999,440
 07-27-10                            0.300            11,000,000(c)        10,997,537
FCAR Owner Trust Series I
 07-07-10                            0.300             5,000,000            4,999,708
 07-19-10                            0.380            11,000,000           10,997,800
 08-02-10                            0.410            15,000,000           14,994,400
Grampian Funding LLC
 07-02-10                            0.200             8,000,000            7,999,911
 07-12-10                            0.330             3,000,000            2,999,679
Regency Markets No. 1 LLC
 07-12-10                            0.340            15,000,000(c)        14,998,304
 07-19-10                            0.360            13,189,000(c)        13,186,560
 07-22-10                            0.360             8,000,000(c)         7,998,273
Salisbury Receivables Co. LLC
 07-01-10                            0.350            10,000,000(c)        10,000,000
 07-13-10                            0.350            12,000,000(c)        11,998,520
 07-14-10                            0.310             5,550,000(c)         5,549,339
 07-26-10                            0.390             5,000,000(c)         4,998,611
Sheffield Receivables Corp.
 07-13-10                            0.340             7,000,000(c)         6,999,160
 07-28-10                            0.300            10,000,000(c)         9,997,675
Thunder Bay Funding LLC
 07-01-10                            0.300            14,000,000(c)        14,000,000
                                                                      ---------------
Total                                                                     234,002,979
-------------------------------------------------------------------------------------

BANKING (8.3%)
BNP Paribas Finance, Inc.
 07-14-10                            0.320            10,000,000            9,998,772
 07-21-10                            0.330            10,000,000            9,998,111
 07-29-10                            0.340            10,000,000            9,997,278
Citigroup Funding, Inc.
 07-20-10                            0.340            15,000,000           14,997,229
 07-23-10                            0.320            12,000,000           11,997,580
 07-28-10                            0.310            10,000,000            9,997,600
JPMorgan Chase & Co.
 07-06-10                            0.130            10,700,000           10,699,777
                                                                      ---------------
Total                                                                      77,686,347
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (3.2%)
Procter & Gamble International Funding SCA
 07-15-10                            0.150            14,700,000(c)        14,699,085
 07-22-10                            0.150            15,000,000(c)        14,998,688
                                                                      ---------------
Total                                                                      29,697,773
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
General Electric Co.
 07-30-10                            0.140             2,500,000            2,499,718
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (2.1%)
BP Capital Markets PLC
 07-26-10                            0.410            10,000,000(c)         9,997,083
 08-23-10                            0.540            10,000,000(c)         9,992,050
                                                                      ---------------
Total                                                                      19,989,133
-------------------------------------------------------------------------------------

LIFE INSURANCE (6.6%)
MetLife Short Term Funding LLC
 07-06-10                            0.310            10,000,000(c)         9,999,486
 07-16-10                            0.330            10,000,000(c)         9,998,542
 07-19-10                            0.350            15,000,000(c)        14,997,300
New York Life Capital Corp.
 07-12-10                            0.260             5,000,000(c)         4,999,572
 07-23-10                            0.250             8,000,000(c)         7,998,729
 07-26-10                            0.250             4,000,000(c)         3,999,278
 07-27-10                            0.310            10,000,000(c)         9,997,689
                                                                      ---------------
Total                                                                      61,990,596
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
84  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMERCIAL PAPER (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
RETAILERS (2.3%)
Wal-Mart Stores, Inc.
 07-06-10                            0.150%           $5,000,000(c)        $4,999,875
 07-08-10                            0.150             5,000,000(c)         4,999,835
 07-16-10                            0.150            12,030,000(c)        12,029,198
                                                                      ---------------
Total                                                                      22,028,908
-------------------------------------------------------------------------------------

WIRELINES (1.1%)
AT&T, Inc.
 07-08-10                            0.170            10,000,000(c)         9,999,631
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(Cost: $457,895,085)                                                     $457,895,085
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $941,488,777)(e)                                                  $941,488,777
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c) Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $455,537,294 or 48.45% of net assets.

(d) Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(e) Also represents the cost of securities for federal income tax purposes at June 30, 2010.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  85

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Cash Management Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS      INPUTS(b)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government Agencies                            $--          $267,280,903         $--        $267,280,903
  U.S. Government-Insured Debt                         --           147,812,789          --         147,812,789
  Certificates of Deposit                              --            68,500,000          --          68,500,000
  Commercial Paper                                     --           457,895,085          --         457,895,085
---------------------------------------------------------------------------------------------------------------
Total Short-Term Securities                            --           941,488,777          --         941,488,777
---------------------------------------------------------------------------------------------------------------
Total                                                 $--          $941,488,777         $--        $941,488,777
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.



--------------------------------------------------------------------------------
86  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  87

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (109.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.3%)(C)
Pemex Project Funding Master Trust
 03-01-18                               5.750%         $2,425,000          $2,540,396
 06-15-35                               6.625           3,368,000(e)        3,464,180
Petroleos de Venezuela SA
 04-12-17                               5.250           6,094,000           3,260,290
                                                                      ---------------
Total                                                                       9,264,866
-------------------------------------------------------------------------------------

SOVEREIGN (0.9%)(c)
Argentina Bonos
 Senior Unsecured
 09-12-13                               7.000           2,881,000           2,550,111
Argentina Government International Bond
 Senior Unsecured
 12-15-35                               0.000           4,660,000(j)          355,325
El Salvador Government International Bond
 06-15-35                               7.650           1,800,000(d)        1,908,000
Indonesia Government International Bond
 Senior Unsecured
 01-17-18                               6.875           2,109,000(d,e)      2,383,170
 10-12-35                               8.500           1,338,000(d)        1,689,225
 01-17-38                               7.750           1,150,000(d)        1,357,000
Philippine Government International Bond
 Senior Unsecured
 01-15-16                               8.000             575,000(e)          696,440
 01-14-31                               7.750           2,732,000           3,165,841
Russian Foreign Bond -- Eurobond
 03-31-30                               7.500           2,199,720(d)        2,482,934
Turkey Government International Bond
 Senior Unsecured
 09-26-16                               7.000             590,000             657,113
 04-03-18                               6.750           1,857,000           2,031,187
 11-07-19                               7.500             900,000           1,026,000
 03-17-36                               6.875           4,585,000           4,734,012
Uruguay Government International Bond
 05-17-17                               9.250             876,000(e)        1,105,950
Uruguay Government International Bond
 Senior Unsecured
 03-21-36                               7.625           2,184,000(e)        2,533,440
Venezuela Government International Bond
 02-26-16                               5.750           2,181,000           1,363,125
Venezuela Government International Bond
 Senior Unsecured
 10-08-14                               8.500             944,000(e)          724,520
 05-07-23                               9.000           2,200,000           1,392,600
                                                                      ---------------
Total                                                                      32,155,993
-------------------------------------------------------------------------------------

TREASURY (1.4%)(c)
Brazil Notas do Tesouro Nacional
 (BRL)
 01-01-13                              10.000           2,700,000          15,009,955
Indonesia Treasury Bond
 (IDR)
 Senior Unsecured
 07-15-22                              10.250      16,545,000,000           2,038,318
Mexican Bonos
 (MXN)
 12-17-15                               8.000         403,300,000          33,609,114
                                                                      ---------------
Total                                                                      50,657,387
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (3.1%)
Federal Home Loan Banks
 05-27-11                               0.625          15,370,000(e)       15,374,519
 09-28-12                               0.663          31,660,000(k)       31,696,188
Federal Home Loan Mortgage Corp.
 11-18-11                               1.000          30,000,000(e)       30,055,320
Federal National Mortgage Association
 09-10-12                               2.180          20,000,000(e)       20,057,220
 10-29-12                               1.875           5,500,000           5,525,542
U.S. Treasury
 02-15-40                               4.625          10,070,000(e)       11,319,304
                                                                      ---------------
Total                                                                     114,028,093
-------------------------------------------------------------------------------------

ASSET-BACKED (17.8%)
Access Group, Inc.
 Series 2005-1 Class A1
 06-22-18                               0.618          13,226,349(k)       13,200,550
American Express Credit Account Master Trust
 Series 2005-4 Class A
 01-15-15                               0.420           8,825,000(k)        8,782,978
American Express Credit Account Master Trust
 Series 2006-3 Class A
 03-17-14                               0.370           8,000,000(k)        7,981,327
AmeriCredit Automobile Receivables Trust
 Series 2007-CM Class A3B (NPFGC)
 05-07-12                               0.381           2,193,033(k,m)      2,190,940
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Class A3A (AGM)
 07-06-12                               5.490             551,715(m)          553,651
AmeriCredit Automobile Receivables Trust
 Series 2010-1 Class A3
 03-17-14                               1.660           9,750,000           9,828,334
Avis Budget Rental Car Funding AESOP LLC
 Series 2010-2A Class A
 08-20-14                               3.630           6,800,000(d)        6,943,488
BA Credit Card Trust
 Series 2008-A1 Class A1
 04-15-13                               0.930          14,401,000(k)       14,423,751
BA Credit Card Trust
 Series 2008-A5 Class A5
 12-16-13                               1.550          12,625,000(k)       12,741,473
Banc of America Funding Corp.
 CMO Series 2009-R14A Class 1A1
 09-26-37                               1.447          30,867,990(d,k)     29,378,776
Banc of America Funding Corp.
 CMO Series 2010-R3 Class 6A1
 09-26-36                               0.519           6,960,382(d,k)      6,615,147
Bear Stearns Asset-Backed Securities Trust
 Series 2006-HE9 Class 1A1
 11-25-36                               0.397           5,868,037(k)        5,616,846
Capital One Multi-Asset Execution Trust
 Series 2007-A6 Class A6
 05-15-13                               0.420           7,527,000(k)        7,526,661
Carmax Auto Owner Trust
 Series 2009-1 Class A4
 12-16-13                               5.810           7,450,000           8,089,512
Carrington Mortgage Loan Trust
 Series 2007-FRE1 Class A1
 02-25-37                               0.467          18,977,257(k)       17,312,477
Centre Point Funding LLC
 Series 2010-1A Class 1
 07-20-15                               5.430           2,719,198(d)        2,807,776
Chrysler Financial Lease Trust
 Series 2010-A Class C
 09-16-13                               4.490          23,850,000(d)       23,819,806
CIT Equipment Collateral
 Series 2009-VT1 Class A2
 06-15-11                               2.200           7,828,406(d)        7,837,470
Citibank Credit Card Issuance Trust
 Series 2008-C6 Class C6
 06-20-14                               6.300          14,495,000          15,487,944
CitiFinancial Auto Issuance Trust
 Series 2009-1 Class A2
 11-15-12                               1.830          47,044,573(d)       47,205,771
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2010-2 Class 1A1
 05-25-37                               0.443           7,303,667(d,k)      7,156,536
Citigroup Mortgage Loan Trust, Inc.
 Series 2007-AMC3 Class A2A
 03-25-37                               0.457          15,320,401(k)       14,589,710
Countrywide Asset-Backed Certificates
 Series 2005-1 Class MV1
 07-25-35                               0.747           6,517,495(k)        6,452,992
Countrywide Asset-Backed Certificates
 Series 2006-4 Class 1A1M
 07-25-36                               0.607             934,840(k)          593,823
CPS Auto Trust
 Series 2007-C Class A3 (AGM)
 05-15-12                               5.430           2,245,105(d,m)      2,261,612
Crown Castle Towers LLC
 Senior Secured
 01-15-15                               4.523          16,900,000(d)       18,561,260


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
88  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED (CONT.)
Dunkin Securitization
 Series 2006-1 Class A2 (AMBAC)
 06-20-31                               5.779%         $7,000,000(d,m)     $6,820,380
Ford Credit Floorplan Master Owner Trust
 Series 2010-1 Class A
 12-15-14                               2.000           9,650,000(d,k)      9,814,955
GTP Towers Issuer LLC
 02-15-15                               4.436           5,350,000(d)        5,651,111
Hertz Vehicle Financing LLC
 Series 2005-1A Class A4 (NPFGC)
 11-25-11                               0.597          29,591,667(d,k,m)   29,520,132
Hertz Vehicle Financing LLC
 Series 2005-2A Class A5 (AMBAC)
 11-25-11                               0.597          10,166,667(d,k,m)   10,142,090
Hertz Vehicle Financing LLC
 Series 2005-2A Class A6 (AMBAC)
 11-25-11                               5.080          31,737,500(d,m)     32,011,099
Hertz Vehicle Financing LLC
 Series 2009-2A Class A1
 03-25-14                               4.260          13,350,000(d)       13,769,542
Hertz Vehicle Financing LLC
 Series 2009-2A Class A2
 03-25-16                               5.290           6,500,000(d)        6,885,000
HSI Asset Securitization Corp. Trust
 Series 2006-HE2 Class 2A1
 12-25-36                               0.397           3,996,376(k)        3,541,492
Jefferies & Co., Inc.
 CMO Series 2010-R1 Class 2A1
 11-26-36                               0.513           8,235,831(d,k)      7,782,860
JP Morgan Reremic
 CMO Series 2009-5 Class 4AI
 04-26-37                               0.467           6,458,660(d,k)      5,975,443
MBNA Credit Card Master Note Trust
 Series 2005-A6 Class A6
 01-15-13                               4.500           8,890,000           8,932,956
Merrill Lynch First Franklin Mortgage Loan Trust
 Series 2007-2 Class A2A
 05-25-37                               0.457           5,001,657(k)        4,951,966
Morgan Stanley Resecuritization Trust
 Series 2010-F Class A
 06-17-13                               0.600          12,100,000(d,k)     11,994,125
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-4 Class AIO
 02-27-12                               7.420          11,633,000(i)        1,091,849
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-2 Class AIO
 08-25-11                               4.630           7,000,000(i)          410,613
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-3 Class AIO
 01-25-12                               5.880          12,400,000(i)        1,145,331
Navistar Financial Corp. Owner Trust
 Series 2010-A Class A2
 10-18-12                               1.470          12,720,000(d)       12,701,548
Northstar Education Finance, Inc.
 Series 2004-1 Class A3
 04-28-17                               0.494           8,865,000(k)        8,849,848
Novastar Home Equity Loan
 Series 2007-1 Class A2A2
 03-25-37                               5.538           4,003,687(k)        3,913,081
Option One Mortgage Loan Trust
 Series 2007-HL1 Class 2A1 (XLCA)
 02-25-38                               0.467           3,169,091(m)        3,080,401
RAAC Series
 Series 2007-SP1 Class A1
 03-25-37                               0.497           6,780,955(k)        6,529,361
RAAC Series
 Series 2007-SP1 Class A2
 03-25-37                               0.697          13,975,000(k)       10,223,817
RBSSP Resecuritization Trust
 CMO Series 2009-9 Class 10A1
 10-26-36                               0.445           2,544,946(d,k)      2,522,939
Renaissance Home Equity Loan Trust
 Series 2005-4 Class A3
 02-25-36                               5.565           1,596,289           1,507,531
Renaissance Home Equity Loan Trust
 Series 2006-1 Class AF3
 05-25-36                               5.608             347,065             273,324
Renaissance Home Equity Loan Trust
 Series 2006-2 Class AF3
 08-25-36                               5.797             150,000              98,262
Renaissance Home Equity Loan Trust
 Series 2007-2 Class AF3
 06-25-37                               5.744             175,000(n)           78,015
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M4
 06-25-37                               6.313           1,645,000(n)           55,403
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M5
 06-25-37                               6.660           1,065,000(n)           23,366
Renaissance Home Equity Loan Trust
 Series 2007-2 Class M6
 06-25-37                               7.006           1,565,000(n)           17,835
Residential Asset Mortgage Products, Inc.
 Series 2005-RS1 Class AI4
 01-25-35                               4.630           8,213,439           7,588,856
Residential Asset Securities Corp.
 Series 2004-KS9 Class AI4 (FGIC)
 02-25-32                               4.610           2,755,047(m)        2,512,582
Santander Drive Auto Receivables Trust
 Series 2007-1 Class A4 (FGIC)
 09-15-14                               0.400          16,138,732(k,m)     16,019,333
SBA Tower Trust
 04-15-40                               4.254          17,850,000(d)       18,590,959
Sierra Receivables Funding Co.
 Series 2010-1A Class A1
 07-20-26                               4.480           4,126,089(d)        4,177,219
Soundview Home Equity Loan Trust
 Series 2006-EQ1 Class A2
 10-25-36                               0.457           3,098,401(k)        2,976,010
Soundview Home Equity Loan Trust
 Series 2006-OPT3 Class 2A3
 06-25-36                               0.517          19,658,000(k)       14,637,622
Soundview Home Equity Loan Trust
 Series 2006-WF2 Class A2B
 12-25-36                               0.447           8,323,356(k)        8,173,344
Structured Asset Securities Corp.
 Series 2006-GEL2 Class A1
 04-25-36                               0.457           3,484,432(d,k)      3,430,835
Triad Auto Receivables Owner Trust
 Series 2006-B Class A4 (AGM)
 11-12-12                               5.520          10,067,594(m)       10,231,937
Triad Auto Receivables Owner Trust
 Series 2006-C Class A4 (AMBAC)
 05-13-13                               5.310          20,467,245(m)       20,929,436
Triad Auto Receivables Owner Trust
 Series 2007-A Class A4 (AGM)
 02-12-14                               0.410          29,353,650(k,m)     28,891,917
Triad Auto Receivables Owner Trust
 Series 2007-B Class A3A (AGM)
 10-12-12                               5.240           2,433,418(m)        2,473,590
Volkswagen Auto Lease Trust
 Series 2009-A Class A3
 04-16-12                               3.410           8,325,000           8,478,302
                                                                      ---------------
Total                                                                     657,388,228
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (11.0%)(f)
Banc of America Commercial Mortgage, Inc.
 Series 2005-3 Class A4
 07-10-43                               4.668          10,284,000          10,654,795
Banc of America Commercial Mortgage, Inc.
 Series 2005-6 Class A4
 09-10-47                               5.350          14,550,000          15,578,928
Banc of America Large Loan, Inc.
 Series 2001-FMA Class C
 12-13-16                               6.763           4,650,000(d)        4,680,076
Bear Stearns Commercial Mortgage Securities
 Series 2007-PW18 Class A1
 06-11-50                               5.038           3,225,384           3,313,287
Bear Stearns Commercial Mortgage Securities
 Series 2007-T28 Class A1
 09-11-42                               5.422             242,881             248,593
CDC Commercial Mortgage Trust
 Series 2002-FX1 Class A2
 11-15-30                               5.676          14,204,143          14,643,000
Citigroup Commercial Mortgage Trust
 Series 2006-C5 Class A4
 10-15-49                               5.431           3,991,000           4,067,527
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2005-CD1 Class ASB
 07-15-44                               5.397           1,975,000           2,099,008
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2007-CD4 Class A4
 12-11-49                               5.322          10,750,000          10,441,529
Commercial Mortgage Pass-Through Certificates
 Series 2006-CN2A Class BFL
 02-05-19                               0.661           1,625,000(d,k)      1,373,107


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  89

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (CONT.)
Commercial Mortgage Pass-Through Certificates
 Series 2007-C9 Class A4
 12-10-49                               6.009%        $18,550,000         $19,173,106
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2001-CP4 Class A4
 12-15-35                               6.180          10,377,667          10,654,227
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C1 Class A4
 01-15-37                               4.750          11,030,000          11,396,284
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C2 Class A1
 05-15-36                               3.819           1,034,921           1,039,434
Federal Home Loan Mortgage Corp. Structured
 Pass-Through Certificates
 CMO Series K-006 Class B
 12-26-46                               5.357           5,300,000(d)        4,570,240
Federal National Mortgage Association #735029
 09-01-13                               5.321             102,993             108,086
Federal National Mortgage Association #735390
 03-01-16                               4.875           2,152,447           2,250,190
Federal National Mortgage Association
 CMO Series 2002-M2 Class C
 08-25-12                               4.717              71,233              75,073
GE Capital Commercial Mortgage Corp.
 Series 2001-3 Class A2
 06-10-38                               6.070           9,784,000          10,201,377
GE Capital Commercial Mortgage Corp.
 Series 2005-C1 Class A5
 06-10-48                               4.772           2,700,000           2,771,326
GE Capital Commercial Mortgage Corp.
 Series 2005-C3 Class A5
 07-10-45                               4.979          10,000,000          10,258,139
General Electric Capital Assurance Co.
 Series 2003-1 Class A4
 05-12-35                               5.254          11,081,278(d)       11,739,140
General Electric Capital Assurance Co.
 Series 2003-1 Class A5
 05-12-35                               5.743           6,500,000(d)        7,279,564
Greenwich Capital Commercial Funding Corp.
 Series 2003-C1 Class A3
 07-05-35                               3.858           8,080,000           8,241,600
Greenwich Capital Commercial Funding Corp.
 Series 2003-C2 Class A3
 01-05-36                               4.533           4,180,000           4,240,306
Greenwich Capital Commercial Funding Corp.
 Series 2004-GG1 Class A5
 06-10-36                               4.883           1,725,000           1,762,257
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG11 Class A4
 12-10-49                               5.736          10,000,000           9,906,228
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG9 Class A4
 03-10-39                               5.444          40,000,000(e)       40,073,039
GS Mortgage Securities Corp. II
 Series 2004-GG2 Class A3
 08-10-38                               4.602           4,432,996           4,464,422
GS Mortgage Securities Corp. II
 Series 2005-GG4 Class A4A
 07-10-39                               4.751           5,375,000           5,560,794
GS Mortgage Securities Corp. II
 Series 2007-EOP Class J
 03-06-20                               1.201           8,650,000(d,k)      7,380,070
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class A4
 08-10-45                               5.999          26,750,000(e)       26,271,977
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class F
 08-10-45                               5.999           5,700,000             721,631
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-CB6 Class A1
 07-12-37                               4.393           1,480,659           1,518,357
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-LN1 Class A1
 10-15-37                               4.134           1,460,903           1,507,169
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-ML1A Class A1
 03-12-39                               3.972             634,094             650,239
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-ML1A Class A2
 03-12-39                               4.767          10,950,000          11,493,245
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-C2 Class A2
 05-15-41                               5.282           1,146,426           1,194,672
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-CBX Class A3
 01-12-37                               4.184           1,709,940           1,709,617
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-LN2 Class A1
 07-15-41                               4.475           7,135,240           7,310,160
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2005-LDP2 Class A3
 07-15-42                               4.697           6,000,000           6,143,644
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2006-LDP6 Class ASB
 04-15-43                               5.490          10,020,000          10,627,649
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2009-IWST Class A1
 12-05-27                               4.314           7,019,387(d)        7,415,243
LB-UBS Commercial Mortgage Trust
 Series 2004-C2 Class A3
 03-15-29                               3.973           2,500,000           2,550,675
LB-UBS Commercial Mortgage Trust
 Series 2004-C6 Class A6
 08-15-29                               5.020           4,000,000           4,190,340
LB-UBS Commercial Mortgage Trust
 Series 2005-C5 Class AAB
 09-15-30                               4.930           5,600,000           5,841,326
LB-UBS Commercial Mortgage Trust
 Series 2006-C4 Class AAB
 06-15-32                               6.055           7,200,000           7,842,116
Merrill Lynch Mortgage Trust
 Series 2008-C1 Class A1
 02-12-51                               4.706           2,344,254           2,392,968
Morgan Stanley Capital I
 Series 2004-HQ4 Class A5
 04-14-40                               4.590          11,745,000          11,818,406
Morgan Stanley Capital I
 Series 2006-T23 Class AAB
 08-12-41                               5.970           5,575,000           6,085,890
Morgan Stanley Reremic Trust
 Series 2009-GG10 Class A4A
 08-12-45                               5.801          12,650,000(d,e,k)   13,261,348
TIAA Seasoned Commercial Mortgage Trust
 Series 2007-C4 Class A2
 08-15-39                               5.790           2,100,000(k)        2,208,579
TIAA Seasoned Commercial Mortgage Trust
 Series 2007-C4 Class A3
 08-15-39                               6.071           3,605,000           3,849,577
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C16 Class A2
 10-15-41                               4.380           2,177,711           2,219,424
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A5
 07-15-42                               5.087           3,150,000           3,210,943
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C24 Class A3
 03-15-45                               5.558           9,850,000          10,482,525
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C24 Class APB
 03-15-45                               5.576           4,000,000           4,150,524
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C27 Class APB
 07-15-45                               5.727           6,375,000           6,651,117
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C29 Class A4
 11-15-48                               5.308           2,800,000           2,899,069
                                                                      ---------------
Total                                                                     406,463,182
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (35.7%)(f)
Adjustable Rate Mortgage Trust
 CMO Series 2005-9 Class 1A4
 11-25-35                               4.819           5,200,000(k)        5,160,636
Banc of America Alternative Loan Trust
 CMO Series 2004-3 Class 1A1
 04-25-34                               6.000           4,477,869           4,638,387
Banc of America Funding Corp.
 CMO Series 2010-R4 Class 4A1
 06-26-37                               0.557           9,634,210(d,k)      9,104,328
Bear Stearns Adjustable Rate Mortgage Trust
 CMO Series 2005-8 Class A4
 08-25-35                               5.105           6,520,500(d,k)      5,186,610
Bear Stearns Mortgage Funding Trust
 CMO Series 2007-AR1 Class 2A4
 02-25-37                               0.582           7,779,979(k)          962,251


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
90  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
ChaseFlex Trust
 CMO Series 2005-2 Class 2A2
 06-25-35                               6.500%           $234,746            $200,381
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2010-4 Class 4A5
 10-25-35                               5.000          24,746,835(d)       24,746,835
Countrywide Alternative Loan Trust
 CMO I.O. Series 2007-8CB Class A13
 05-25-37                              32.110           4,712,792(i)          517,749
Countrywide Alternative Loan Trust
 CMO Series 2003-11T1 Class A1
 07-25-18                               4.750           1,163,078           1,175,840
Countrywide Alternative Loan Trust
 CMO Series 2005-14 Class 2A2
 05-25-35                               0.597           4,087,431(k)        2,314,610
Countrywide Alternative Loan Trust
 CMO Series 2005-42CB Class A9
 10-25-35                               0.597           1,824,636(k)        1,785,143
Countrywide Alternative Loan Trust
 CMO Series 2006-OA11 Class A3B1
 09-25-46                               0.527              72,437(k)           67,798
Countrywide Alternative Loan Trust
 CMO Series 2006-OC9 Class A1
 12-25-46                               0.422           1,705,625(k)        1,661,034
Countrywide Alternative Loan Trust
 CMO Series 2007-OH1 Class A1A
 04-25-47                               0.437           2,424,779(k)        2,116,950
Countrywide Alternative Loan Trust
 CMO Series 2007-OH3 Class A3
 09-25-47                               0.847          17,467,452(k)        2,161,802
Countrywide Home Loan Mortgage Pass Through Trust
 CMO Series 2006-HYB5 Class 2A2
 09-20-36                               5.644           6,167,422(k)        1,160,317
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2005-R2 Class 2A1
 06-25-35                               7.000           2,792,309(d)        2,609,043
Credit Suisse First Boston Mortgage Securities Corp.
 CMO Series 2004-8 Class 7A1
 12-25-34                               6.000          10,126,159           9,932,997
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 13A1
 08-27-37                               6.000           7,077,954(d)        6,886,520
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 30A1
 12-27-36                               5.300           6,338,184(d)        6,439,783
Credit Suisse Mortgage Capital Certificates
 CMO Series 2010-11R Class A1
 06-28-47                               1.347          33,669,946(d,k)     33,627,858
Credit Suisse Mortgage Capital Certificates
 CMO Series 2010-12R Class 13A1
 12-26-37                               4.250          26,422,631(d)       26,505,202
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-ASG Class A
 11-28-39                               1.597           3,665,934(d,k)      3,668,225
Fadr LLC
 Series 2009-2 Class A
 01-28-40                               2.604           8,282,504(d,k)      8,195,797
Federal Home Loan Mortgage Corp.
 07-01-40                               4.500          24,500,000(g)       25,372,813
 07-01-40                               5.000          39,500,000(g)       41,777,412
 07-01-40                               5.500          21,000,000(g)       22,532,349
 07-01-40                               6.000          13,300,000(g)       14,434,650
Federal Home Loan Mortgage Corp. #1G3723
 08-01-37                               6.040           2,748,976(k)        2,969,264
Federal Home Loan Mortgage Corp. #A27373
 10-01-34                               6.500             334,074             369,955
Federal Home Loan Mortgage Corp. #B11452
 12-01-18                               6.000             673,080             734,682
Federal Home Loan Mortgage Corp. #B11835
 01-01-19                               5.500              61,429              66,723
Federal Home Loan Mortgage Corp. #B12280
 02-01-19                               5.500              78,259              85,003
Federal Home Loan Mortgage Corp. #C00356
 08-01-24                               8.000              59,337              68,308
Federal Home Loan Mortgage Corp. #C14412
 09-01-28                               6.000             922,479           1,018,244
Federal Home Loan Mortgage Corp. #C46101
 08-01-29                               6.500             171,051             190,385
Federal Home Loan Mortgage Corp. #C53878
 12-01-30                               5.500             633,268             683,927
Federal Home Loan Mortgage Corp. #C59161
 10-01-31                               6.000           1,529,085           1,687,823
Federal Home Loan Mortgage Corp. #C79930
 06-01-33                               5.500           1,482,385           1,600,374
Federal Home Loan Mortgage Corp. #C80198
 08-01-24                               8.000              25,016              28,798
Federal Home Loan Mortgage Corp. #C80253
 01-01-25                               9.000              35,102              41,079
Federal Home Loan Mortgage Corp. #C90767
 12-01-23                               6.000           2,232,452           2,466,752
Federal Home Loan Mortgage Corp. #D95319
 03-01-22                               6.000             256,326             282,850
Federal Home Loan Mortgage Corp. #D96300
 10-01-23                               5.500             223,131             241,915
Federal Home Loan Mortgage Corp. #E01127
 02-01-17                               6.500           1,119,923           1,214,260
Federal Home Loan Mortgage Corp. #E01419
 05-01-18                               5.500             689,963             746,226
Federal Home Loan Mortgage Corp. #E98725
 08-01-18                               5.000           2,375,319           2,553,389
Federal Home Loan Mortgage Corp. #E99684
 10-01-18                               5.000           2,160,558           2,331,090
Federal Home Loan Mortgage Corp. #G01108
 04-01-30                               7.000           1,058,182           1,202,271
Federal Home Loan Mortgage Corp. #G01410
 04-01-32                               7.000              45,960              51,864
Federal Home Loan Mortgage Corp. #G01427
 12-01-31                               6.500             414,168             460,982
Federal Home Loan Mortgage Corp. #G01535
 04-01-33                               6.000             335,838             375,129
Federal Home Loan Mortgage Corp. #G03419
 07-01-37                               6.000          30,755,410(e)       33,438,820
Federal Home Loan Mortgage Corp. #G30225
 02-01-23                               6.000           2,904,698(e)        3,205,263
Federal Home Loan Mortgage Corp. #H01724
 09-01-37                               6.000           6,580,768           7,073,298
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3430 Class IA
 07-15-12                             100.125          30,593,918(i)          172,489
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3447 Class AI
 03-15-12                              21.248          16,279,744(i)          218,417
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3517 Class JI
 12-15-12                              31.873          12,313,306(i)          150,033
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3630 Class AI
 03-15-17                               0.000          86,012,198(i)        4,300,610
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2817 Class SA
 06-15-32                              15.420             251,082(i)           14,004
 06-15-32                              20.000           3,789,582(i)          211,366
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2795 Class IY
 07-15-17                              99.990              48,256(i)              850
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3155 Class PS
 05-15-36                              16.470          22,010,400(i)        2,856,261
Federal Home Loan Mortgage Corp.
 CMO Series 2576 Class KJ
 02-15-33                               5.500             752,644             753,633
Federal National Mortgage Association
 07-01-25                               4.500          36,875,000(g)       38,897,373
 07-01-25                               5.000          58,900,000(g)       62,838,938
 07-01-25                               5.500          21,875,000(g)       23,628,413
 07-01-25                               6.000          15,000,000(g)       16,267,965
 07-01-40                               5.000         122,700,000(g)      129,812,795
 07-01-40                               5.500          89,975,000(g)       96,582,583
 07-01-40                               6.000          66,505,000(g)       72,126,733
 07-01-40                               6.500          51,500,000(g)       56,400,534
Federal National Mortgage Association #125032
 11-01-21                               8.000              12,313              14,113
Federal National Mortgage Association #125474
 02-01-27                               7.500             366,121             416,478
Federal National Mortgage Association #190353
 08-01-34                               5.000           7,680,138           8,161,667
Federal National Mortgage Association #190899
 04-01-23                               8.500             103,491             113,368
Federal National Mortgage Association #190988
 06-01-24                               9.000             122,712             134,234
Federal National Mortgage Association #252440
 05-01-29                               7.000              77,251              87,579
Federal National Mortgage Association #253883
 08-01-16                               6.000             269,064             292,796
Federal National Mortgage Association #254224
 02-01-17                               7.000             476,284             522,419


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  91

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #254560
 11-01-32                               5.000%         $1,755,648          $1,872,526
Federal National Mortgage Association #254675
 01-01-23                               6.500              92,357             102,818
Federal National Mortgage Association #254916
 09-01-23                               5.500           2,351,178           2,545,573
Federal National Mortgage Association #255364
 09-01-34                               6.000             258,925             284,065
Federal National Mortgage Association #256171
 03-01-26                               6.000          10,944,285(e)       11,968,088
Federal National Mortgage Association #257016
 12-01-37                               7.000           2,900,812           3,226,246
Federal National Mortgage Association #303727
 02-01-11                               6.000               3,670               3,702
Federal National Mortgage Association #323715
 05-01-29                               6.000              37,029              41,017
Federal National Mortgage Association #442411
 11-01-28                               6.500             798,783             891,817
Federal National Mortgage Association #445254
 12-01-13                               5.500             601,174             650,442
Federal National Mortgage Association #446964
 10-01-28                               6.000           2,635,877           2,919,811
Federal National Mortgage Association #450370
 01-01-29                               6.500             913,124           1,019,474
Federal National Mortgage Association #484820
 04-01-14                               5.500               2,709               2,932
Federal National Mortgage Association #50553
 04-01-22                               8.000              49,456              56,849
Federal National Mortgage Association #510587
 08-01-29                               7.000              42,991              48,738
Federal National Mortgage Association #545339
 11-01-31                               6.500              54,546              61,222
Federal National Mortgage Association #545342
 04-01-13                               7.000              22,699              23,584
Federal National Mortgage Association #545869
 07-01-32                               6.500             794,374             893,542
Federal National Mortgage Association #545874
 08-01-32                               6.500              69,639              78,637
Federal National Mortgage Association #545885
 08-01-32                               6.500           1,706,884           1,903,704
Federal National Mortgage Association #545910
 08-01-17                               6.000             721,648             787,991
Federal National Mortgage Association #555340
 04-01-33                               5.500              91,297              99,470
Federal National Mortgage Association #555375
 04-01-33                               6.000           5,595,813           6,203,096
Federal National Mortgage Association #555376
 04-01-18                               4.500              98,012             104,684
Federal National Mortgage Association #555458
 05-01-33                               5.500           7,393,968           7,950,807
Federal National Mortgage Association #555528
 04-01-33                               6.000          12,563,094          13,857,485
Federal National Mortgage Association #555734
 07-01-23                               5.000           2,067,332           2,207,422
Federal National Mortgage Association #576603
 03-01-15                               6.000           1,209,623           1,314,804
Federal National Mortgage Association #606882
 10-01-31                               7.000             254,316             288,067
Federal National Mortgage Association #609621
 11-01-31                               7.000           1,544,132           1,749,057
Federal National Mortgage Association #615135
 11-01-16                               6.000              80,301              87,384
Federal National Mortgage Association #617746
 08-01-32                               6.500             109,094             121,800
Federal National Mortgage Association #626720
 01-01-17                               6.000              70,623              76,852
Federal National Mortgage Association #630599
 05-01-32                               7.000           2,162,429           2,445,129
Federal National Mortgage Association #634367
 03-01-17                               6.500             477,852             520,774
Federal National Mortgage Association #645569
 06-01-32                               7.000             129,875             146,854
Federal National Mortgage Association #646938
 06-01-32                               7.000             880,179             995,247
Federal National Mortgage Association #647549
 08-01-17                               6.000             765,449             834,638
Federal National Mortgage Association #650009
 09-01-31                               7.500               7,617               8,671
Federal National Mortgage Association #650159
 10-01-32                               6.500           1,702,302           1,930,799
Federal National Mortgage Association #652600
 02-01-18                               5.500           2,849,467           3,088,332
Federal National Mortgage Association #667604
 10-01-32                               5.500           3,503,696           3,780,925
Federal National Mortgage Association #667721
 03-01-33                               6.000           1,448,918           1,612,485
Federal National Mortgage Association #667787
 02-01-18                               5.500             330,052             358,442
Federal National Mortgage Association #669925
 09-01-17                               6.500           1,019,290           1,110,889
Federal National Mortgage Association #670382
 09-01-32                               6.000           3,188,216           3,516,702
Federal National Mortgage Association #670387
 08-01-32                               7.000             425,080             481,271
Federal National Mortgage Association #672289
 12-01-17                               5.500             214,612             233,931
Federal National Mortgage Association #677089
 01-01-33                               5.500              78,464              84,673
Federal National Mortgage Association #677695
 02-01-33                               6.500             192,920             218,725
Federal National Mortgage Association #678028
 09-01-17                               6.000             247,769             270,165
Federal National Mortgage Association #683116
 02-01-33                               6.000             353,328             389,732
Federal National Mortgage Association #684585
 02-01-33                               5.500             313,974             341,709
Federal National Mortgage Association #684586
 03-01-33                               6.000             961,543           1,073,527
Federal National Mortgage Association #684601
 03-01-33                               6.000             844,483             948,497
Federal National Mortgage Association #687051
 01-01-33                               6.000           3,189,193           3,461,969
Federal National Mortgage Association #688691
 03-01-33                               5.500             294,252             317,351
Federal National Mortgage Association #689093
 07-01-28                               5.500             855,856             928,390
Federal National Mortgage Association #694316
 03-01-18                               5.500             826,184             898,393
Federal National Mortgage Association #694546
 03-01-33                               5.500             912,293             983,908
Federal National Mortgage Association #694628
 04-01-33                               5.500           1,474,431           1,602,150
Federal National Mortgage Association #694795
 04-01-33                               5.500           1,803,343           1,959,552
Federal National Mortgage Association #694988
 03-01-33                               5.500           3,197,676           3,480,192
Federal National Mortgage Association #695202
 03-01-33                               6.500             951,461           1,059,898
Federal National Mortgage Association #704610
 06-01-33                               5.500             105,028             113,273
Federal National Mortgage Association #709901
 06-01-18                               5.000           1,460,091           1,580,803
Federal National Mortgage Association #711501
 05-01-33                               5.500             886,353             968,258
Federal National Mortgage Association #723687
 08-01-28                               5.500           1,351,586           1,466,133
Federal National Mortgage Association #724867
 06-01-18                               5.000              59,659              64,588
Federal National Mortgage Association #725232
 03-01-34                               5.000           8,073,199(e)        8,585,680
Federal National Mortgage Association #725284
 11-01-18                               7.000              37,326              39,358
Federal National Mortgage Association #725424
 04-01-34                               5.500          27,375,551(e)       29,524,531
Federal National Mortgage Association #725431
 08-01-15                               5.500              26,572              28,750
Federal National Mortgage Association #725684
 05-01-18                               6.000           2,317,807           2,523,465
Federal National Mortgage Association #725813
 12-01-33                               6.500           4,136,352(e)        4,607,766
Federal National Mortgage Association #726940
 08-01-23                               5.500              36,585              39,699
Federal National Mortgage Association #730153
 08-01-33                               5.500             308,844             333,088
Federal National Mortgage Association #730231
 08-01-23                               5.500           3,884,954           4,206,161
Federal National Mortgage Association #731075
 07-01-18                               5.500              72,921              79,659
Federal National Mortgage Association #731417
 09-01-18                               5.500             709,935             775,542
Federal National Mortgage Association #732094
 08-01-18                               5.500              40,952              44,526
Federal National Mortgage Association #735212
 12-01-34                               5.000          16,951,803(e,s)     18,014,646
Federal National Mortgage Association #735224
 02-01-35                               5.500          23,652,674(e)       25,509,409
Federal National Mortgage Association #742840
 10-01-18                               5.500             611,787             665,872


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
92  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #743262
 10-01-18                               5.000%         $1,493,111          $1,615,870
Federal National Mortgage Association #743455
 10-01-18                               5.500           2,238,558           2,437,042
Federal National Mortgage Association #743579
 11-01-33                               5.500              55,990              60,386
Federal National Mortgage Association #745079
 12-01-20                               5.000             299,044             321,168
Federal National Mortgage Association #745278
 06-01-19                               4.500           8,936,636(e)        9,545,008
Federal National Mortgage Association #745283
 01-01-36                               5.500          32,143,902(e)       34,586,838
Federal National Mortgage Association #745355
 03-01-36                               5.000           5,966,566(e)        6,333,199
Federal National Mortgage Association #745392
 12-01-20                               4.500          23,091,676(e)       24,631,197
Federal National Mortgage Association #745563
 08-01-34                               5.500           9,333,691(e)       10,066,385
Federal National Mortgage Association #747584
 11-01-28                               5.500           2,664,377           2,890,183
Federal National Mortgage Association #753074
 12-01-28                               5.500              83,613              90,700
Federal National Mortgage Association #756844
 02-01-19                               5.000           1,094,240(s)        1,183,974
Federal National Mortgage Association #759330
 01-01-19                               6.500              53,751              58,609
Federal National Mortgage Association #759342
 01-01-34                               6.500             483,957             539,863
Federal National Mortgage Association #761031
 01-01-34                               5.000             395,162             422,259
Federal National Mortgage Association #763703
 04-01-34                               5.500          16,349,111(e)       17,606,971
Federal National Mortgage Association #763754
 02-01-29                               5.500              70,887              76,695
Federal National Mortgage Association #763798
 03-01-34                               5.500             153,664             167,204
Federal National Mortgage Association #765758
 02-01-19                               5.000           1,481,555           1,593,482
Federal National Mortgage Association #776962
 04-01-29                               5.000           5,988,571           6,399,225
Federal National Mortgage Association #776987
 04-01-29                               5.000             209,509             223,876
Federal National Mortgage Association #785506
 06-01-34                               5.000             411,761             437,577
Federal National Mortgage Association #785738
 11-01-19                               5.000           4,830,384(s)        5,195,305
Federal National Mortgage Association #791447
 10-01-34                               6.000             222,568             244,178
Federal National Mortgage Association #797232
 09-01-34                               5.500           6,507,884           7,008,585
Federal National Mortgage Association #829227
 08-01-35                               6.000             245,323             267,455
Federal National Mortgage Association #833731
 07-01-20                               5.000           7,046,578           7,567,915
Federal National Mortgage Association #885871
 06-01-36                               7.000           2,807,258           3,121,773
Federal National Mortgage Association #886291
 07-01-36                               7.000              99,110             110,232
Federal National Mortgage Association #886404
 08-01-36                               6.500           5,974,033           6,609,430
Federal National Mortgage Association #886464
 08-01-36                               6.500           2,967,272           3,269,373
Federal National Mortgage Association #887589
 07-01-36                               6.500           4,175,242           4,656,619
Federal National Mortgage Association #887648
 07-01-36                               5.884           2,027,491(k)        2,171,670
Federal National Mortgage Association #888103
 09-01-36                               5.500             157,731             169,718
Federal National Mortgage Association #888414
 11-01-35                               5.000           5,226,154           5,547,290
Federal National Mortgage Association #894547
 05-01-35                               2.812           6,866,077(k)        7,159,151
Federal National Mortgage Association #909188
 05-01-38                               7.000           9,642,551(e)       10,706,581
Federal National Mortgage Association #909200
 06-01-38                               7.000           6,930,987           7,695,803
Federal National Mortgage Association #909214
 07-01-38                               7.000           7,854,936(e)        8,721,708
Federal National Mortgage Association #976421
 03-01-23                               4.500           4,455,940           4,714,028
Federal National Mortgage Association
 CMO I.O. Series 2007-22 Class JS
 03-25-37                              21.830          15,748,587(i)        1,878,274
Federal National Mortgage Association
 CMO I.O. Series 2008-40 Class AI
 08-25-12                              13.221          51,361,195(i)          846,320
Federal National Mortgage Association
 CMO I.O. Series 2003-63 Class IP
 07-25-33                               0.658          10,997,586(i)        1,509,231
 07-25-33                               1.000             474,671(i)           65,140
Federal National Mortgage Association
 CMO I.O. Series 2003-71 Class IM
 12-25-31                               5.340             960,500(i)           86,208
 12-25-31                              20.000             164,246(i)           14,742
Federal National Mortgage Association
 CMO I.O. Series 2004-84 Class GI
 12-25-22                              11.100             695,352(i)           33,666
Government National Mortgage Association
 07-01-40                               4.500          30,000,000(g)       31,246,860
Government National Mortgage Association #604708
 10-15-33                               5.500           2,245,495           2,444,291
Government National Mortgage Association
 CMO I.O. Series 2002-70 Class IC
 08-20-32                               1.000           1,354,260(i)          221,757
Government National Mortgage Association
 CMO I.O. Series 2002-80 Class CI
 01-20-32                               0.000              77,996(i)            1,125
Harborview Mortgage Loan Trust
 CMO Series 2006-12 Class 2A11
 01-19-38                               0.438             827,755(k)          825,631
Indymac Index Mortgage Loan Trust
 CMO I.O. Series 2006-AR25 Class 3A3
 09-25-36                              20.000          36,287,948(i)          389,177
Indymac Index Mortgage Loan Trust
 CMO Series 2006-AR13 Class A1
 07-25-36                               5.715             129,845(k)           83,451
JP Morgan Alternative Loan Trust
 CMO Series 2006-A4 Class A1
 09-25-36                               5.950           8,999,371           8,920,730
JP Morgan Mortgage Trust
 CMO Series 2004-S2 Class 4A5
 11-25-34                               6.000           4,997,239           4,841,846
LVII Resecuritization Trust
 CMO Series 2009-3 Class A1
 11-27-37                               5.777           9,087,155(d,k)      9,132,591
MASTR Alternative Loans Trust
 CMO Series 2004-2 Class 4A1
 02-25-19                               5.000           2,394,036           2,383,893
MASTR Alternative Loans Trust
 CMO Series 2004-4 Class 2A1
 05-25-34                               6.000             460,490             425,860
MASTR Alternative Loans Trust
 CMO Series 2004-7 Class 8A1
 08-25-19                               5.000           1,597,769           1,519,821
MASTR Alternative Loans Trust
 CMO Series 2004-8 Class 7A1
 09-25-19                               5.000           2,461,100           2,339,922
Washington Mutual Alternative Mortgage Pass-Through
 Certificates
 CMO Series 2007-OC1 Class A2
 01-25-47                               0.467             249,578(k)          115,276
                                                                      ---------------
Total                                                                   1,322,356,815
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.3%)
L-3 Communications Corp.
 07-15-13                               6.125           3,180,000(e)        3,211,800
 10-15-15                               6.375           3,397,000           3,397,000
Mantech International Corp.
 04-15-18                               7.250             680,000(d,e)        683,400
Oshkosh Corp.
 03-01-17                               8.250           1,662,000(e)        1,728,480
 03-01-20                               8.500           1,208,000           1,256,320
TransDigm, Inc.
 07-15-14                               7.750           1,985,000(d,e)      1,985,000
                                                                      ---------------
Total                                                                      12,262,000
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Cooper-Standard Automotive, Inc.
 Senior Notes
 05-01-18                               8.500           1,266,000(d,e)      1,272,330


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  93

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (CONT.)
Lear Corp.
 03-15-18                               7.875%         $2,487,000(e)       $2,493,217
 03-15-20                               8.125           1,361,000(e)        1,364,403
                                                                      ---------------
Total                                                                       5,129,950
-------------------------------------------------------------------------------------

BANKING (3.9%)
Bank of America Corp.
 Senior Notes
 07-01-20                               5.625          10,215,000          10,283,454
Bank of America Corp.
 Senior Unsecured
 05-01-18                               5.650          18,735,000          19,182,908
Citigroup, Inc.
 Senior Unsecured
 05-15-18                               6.125          27,180,000(e)       28,367,277
JPMorgan Chase & Co.
 Senior Unsecured
 04-23-19                               6.300          28,920,000          32,651,284
Morgan Stanley
 Senior Unsecured
 04-01-18                               6.625           4,510,000           4,727,084
 01-26-20                               5.500          21,535,000(e)       20,871,897
The Goldman Sachs Group, Inc.
 Senior Unsecured
 02-15-19                               7.500          23,745,000          26,540,058
 03-15-20                               5.375           3,500,000(e)        3,458,406
                                                                      ---------------
Total                                                                     146,082,368
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings, Inc.
 Senior Unsecured
 05-02-18                               6.875          14,055,000(b,n)      2,863,706
-------------------------------------------------------------------------------------

CHEMICALS (1.2%)
Airgas, Inc.
 10-01-18                               7.125           3,770,000(d)        4,043,325
Ashland, Inc.
 06-01-17                               9.125           2,065,000           2,261,175
CF Industries, Inc.
 05-01-18                               6.875           3,440,000           3,491,600
 05-01-20                               7.125             805,000(e)          827,138
Chemtura Corp.
 06-01-16                               6.875           3,580,000(b,n)      4,027,500
Hexion US Finance Corp./Nova Scotia ULC
 Senior Secured
 02-01-18                               8.875             825,000(e)          744,563
Invista
 Senior Unsecured
 05-01-12                               9.250           1,229,000(d)        1,241,290
LBI Escrow Corp.
 Senior Secured
 11-01-17                               8.000           3,102,000(d,e)      3,195,060
Nalco Co.
 Senior Notes
 05-15-17                               8.250           3,663,000           3,791,205
Nova Chemicals Corp.
 Senior Unsecured
 11-01-16                               8.375           1,448,000(c,e)      1,440,760
The Dow Chemical Co.
 Senior Unsecured
 05-15-19                               8.550          16,870,000(e)       20,650,785
                                                                      ---------------
Total                                                                      45,714,401
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
Case New Holland, Inc.
 Senior Notes
 12-01-17                               7.875           1,513,000(d,e)      1,535,695
The Manitowoc Co., Inc.
 11-01-13                               7.125           3,375,000           3,256,875
                                                                      ---------------
Total                                                                       4,792,570
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (--%)
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                               8.125             590,000(d,e)        567,875
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.1%)
Jarden Corp.
 05-01-16                               8.000           1,885,000(e)        1,936,837
Spectrum Brands Holdings, Inc.
 Secured
 06-15-18                               9.500           1,375,000(d,e)      1,426,563
Visant Holding Corp.
 Senior Discount Notes
 12-01-13                              10.250           1,580,000           1,613,575
                                                                      ---------------
Total                                                                       4,976,975
-------------------------------------------------------------------------------------

ELECTRIC (9.4%)
Arizona Public Service Co.
 Senior Unsecured
 08-01-16                               6.250           5,685,000           6,353,499
CMS Energy Corp.
 Senior Unsecured
 02-01-20                               6.250           6,000,000(e)        5,655,000
Consumers Energy Co.
 1st Mortgage
 02-15-17                               5.150           2,265,000           2,455,477
Dominion Resources, Inc.
 Senior Unsecured
 08-01-33                               5.250          13,605,000          14,890,292
DTE Energy Co.
 Senior Unsecured
 06-01-11                               7.050           1,220,000           1,280,227
 05-15-14                               7.625          16,980,000          19,843,864
KCP&L Greater Missouri Operations Co.
 Senior Unsecured
 07-01-12                              11.875           2,430,000           2,798,361
Majapahit Holding BV
 10-17-16                               7.750             620,000(c,d)        680,450
Metropolitan Edison Co.
 Senior Unsecured
 03-15-13                               4.950           1,800,000           1,895,382
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                               8.560           9,973,126           9,848,462
Nevada Power Co.
 04-15-12                               6.500           1,000,000           1,078,580
 01-15-15                               5.875           9,959,000          11,097,314
 05-15-18                               6.500           7,270,000           8,298,923
 08-01-18                               6.500          11,139,000          12,708,053
Nisource Finance Corp.
 03-01-13                               6.150          22,425,000(e)       24,454,507
 09-15-17                               5.250          14,850,000          15,292,961
 09-15-20                               5.450          16,150,000          16,633,644
NRG Energy, Inc.
 02-01-16                               7.375           8,230,000(e)        8,188,850
Ohio Power Co.
 Senior Unsecured
 01-15-14                               4.850             950,000           1,025,334
 06-01-16                               6.000           7,135,000           8,080,594
Oncor Electric Delivery Co. LLC
 Senior Secured
 05-01-12                               6.375           3,178,000           3,432,768
PacifiCorp
 1st Mortgage
 09-15-13                               5.450           5,605,000           6,196,540
Potomac Electric Power Co.
 1st Mortgage
 04-15-14                               4.650           4,045,000           4,357,047
PPL Electric Utilities Corp.
 1st Mortgage
 11-30-13                               7.125           6,860,000           8,002,349
Progress Energy, Inc.
 Senior Unsecured
 03-01-11                               7.100           4,260,000           4,429,412
 12-01-39                               6.000           9,525,000(e)       10,266,573
SCANA Corp.
 Senior Unsecured
 05-15-11                               6.875           2,155,000           2,253,915
Sierra Pacific Power Co.
 05-15-16                               6.000          36,826,000          41,258,746
Tampa Electric Co.
 Senior Unsecured
 05-15-18                               6.100           7,500,000           8,496,975
 05-15-37                               6.150             420,000             463,463
The Cleveland Electric Illuminating Co.
 1st Mortgage
 11-15-18                               8.875          40,725,000          52,027,084
The Detroit Edison Co.
 Senior Secured
 10-01-13                               6.400           7,450,000           8,474,978
The Toledo Edison Co.
 1st Mortgage
 05-01-20                               7.250           2,585,000           3,131,859
The Toledo Edison Co.
 Senior Secured
 05-15-37                               6.150           6,670,000           7,142,943


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
94  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
TransAlta Corp.
 Senior Unsecured
 01-15-15                               4.750%         $9,770,000(c)      $10,292,880
 03-15-40                               6.500           6,240,000(c)        6,436,697
                                                                      ---------------
Total                                                                     349,224,003
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.2%)
Regal Cinemas Corp.
 07-15-19                               8.625           1,870,000(e)        1,879,350
Speedway Motorsports, Inc.
 06-01-16                               8.750           2,760,000           2,904,900
United Artists Theatre Circuit, Inc.
 1995-A Pass-Through Certificates
 07-01-15                               9.300           1,622,288(h)        1,575,241
                                                                      ---------------
Total                                                                       6,359,491
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (3.1%)
Anheuser-Busch InBev Worldwide, Inc.
 11-15-14                               5.375           8,000,000(d)        8,746,552
 04-15-20                               5.000           8,480,000(d)        8,866,137
Del Monte Corp.
 10-15-19                               7.500           3,650,000(d,e)      3,732,125
Dr Pepper Snapple Group, Inc.
 12-21-11                               1.700          25,170,000          25,241,545
Kraft Foods, Inc.
 Senior Unsecured
 08-11-17                               6.500          26,705,000          31,015,185
 02-01-18                               6.125          10,035,000          11,388,701
 02-09-40                               6.500           3,190,000           3,535,705
SABMiller PLC
 Senior Unsecured
 01-15-14                               5.700          14,835,000(c,d)     16,398,772
 07-15-18                               6.500           3,634,000(c,d)      4,227,959
                                                                      ---------------
Total                                                                     113,152,681
-------------------------------------------------------------------------------------

GAMING (0.1%)
Boyd Gaming Corp.
 Senior Subordinated Notes
 02-01-16                               7.125           1,652,000           1,358,770
MGM Resorts International
 Senior Secured
 11-15-17                              11.125           1,835,000           2,023,088
                                                                      ---------------
Total                                                                       3,381,858
-------------------------------------------------------------------------------------

GAS PIPELINES (4.5%)
Colorado Interstate Gas Co.
 Senior Unsecured
 11-15-15                               6.800          46,025,000(e)       53,032,537
El Paso Corp.
 Senior Unsecured
 12-12-13                              12.000           2,420,000           2,795,100
Northern Natural Gas Co.
 Senior Unsecured
 06-01-11                               7.000             660,000(d)          694,130
Northwest Pipeline GP
 Senior Unsecured
 06-15-16                               7.000          11,695,000          13,671,782
 04-15-17                               5.950          12,945,000          14,143,260
Regency Energy Partners LP/Finance Corp.
 12-15-13                               8.375             285,000             293,550
 06-01-16                               9.375              90,000(d,e)         96,075
Southern Natural Gas Co.
 Senior Unsecured
 04-01-17                               5.900          33,068,000(d,e)     35,034,323
Southern Star Central Corp.
 Senior Notes
 03-01-16                               6.750           1,750,000           1,693,125
TransCapitalInvest Ltd. for OJSC AK Transneft
 Senior Unsecured
 08-07-18                               8.700             950,000(c,d,e)    1,108,251
Transcontinental Gas Pipe Line Co. LLC
 Senior Unsecured
 08-15-11                               7.000          13,192,000          13,892,957
 04-15-16                               6.400          27,130,000(e)       30,837,667
                                                                      ---------------
Total                                                                     167,292,757
-------------------------------------------------------------------------------------

HEALTH CARE (0.7%)
CHS/Community Health Systems, Inc.
 07-15-15                               8.875           1,345,000(e)        1,387,031
DaVita, Inc.
 03-15-13                               6.625           7,495,000           7,504,369
HCA, Inc.
 Senior Secured
 09-15-20                               7.250           5,940,000           5,969,700
HCA, Inc.
 Senior Secured Pay-in-kind
 11-15-16                               9.625           4,397,000(e,o)      4,704,790
Omnicare, Inc.
 06-01-20                               7.750           1,815,000(e)        1,851,300
Select Medical Corp.
 02-01-15                               7.625           6,565,000           6,171,100
                                                                      ---------------
Total                                                                      27,588,290
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.1%)
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                              10.625           5,390,000(e)        5,390,000
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (1.6%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                               7.625           5,000,000(e)        4,765,435
 09-15-16                               5.950           6,350,000(e)        5,465,426
Chesapeake Energy Corp.
 01-15-16                               6.625           2,370,000           2,408,513
Denbury Resources, Inc.
 04-01-13                               7.500           3,705,000(e)        3,746,681
 03-01-16                               9.750           1,580,000(e)        1,706,400
EnCana Corp.
 Senior Unsecured
 11-01-11                               6.300          22,855,000(c)       24,182,875
Forest Oil Corp.
 02-15-14                               8.500           5,120,000(e)        5,337,600
Petrohawk Energy Corp.
 08-01-14                              10.500           1,605,000(e)        1,729,388
Pioneer Natural Resources Co.
 Senior Unsecured
 01-15-20                               7.500             235,000             242,050
Quicksilver Resources, Inc.
 08-01-15                               8.250           2,586,000           2,547,210
Range Resources Corp.
 05-15-16                               7.500           1,621,000           1,635,184
 05-15-19                               8.000           5,560,000           5,803,249
                                                                      ---------------
Total                                                                      59,570,011
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (--%)
TNK-BP Finance SA
 03-13-18                               7.875             705,000(c,d)        740,250
-------------------------------------------------------------------------------------

MEDIA CABLE (1.0%)
Cablevision Systems Corp.
 Senior Notes
 09-15-17                               8.625           3,230,000(d,e)      3,294,600
CCO Holdings LLC/Capital Corp.
 04-30-18                               7.875           1,626,000(d,e)      1,630,065
 04-30-20                               8.125             697,000(d,e)        712,683
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                               8.000           7,615,000(d)        7,919,600
Comcast Corp.
 07-01-39                               6.550          10,600,000(e)       11,591,968
CSC Holdings LLC
 Senior Unsecured
 02-15-18                               7.875           1,005,000(e)        1,025,100
 02-15-19                               8.625             575,000             604,469
DISH DBS Corp.
 10-01-14                               6.625           2,080,000           2,080,000
 02-01-16                               7.125           4,115,000           4,125,288
 09-01-19                               7.875           2,355,000(e)        2,449,200
                                                                      ---------------
Total                                                                      35,432,973
-------------------------------------------------------------------------------------

MEDIA NON CABLE (1.9%)
Lamar Media Corp.
 04-01-14                               9.750           3,510,000(e)        3,825,900
 04-15-18                               7.875             874,000(d,e)        879,463
Nielsen Finance LLC/Co.
 08-01-14                              10.000           1,370,000           1,400,825
Rainbow National Services LLC
 09-01-12                               8.750           1,425,000(d)        1,428,563
Reed Elsevier Capital, Inc.
 08-01-11                               6.750           9,625,000          10,169,397
RR Donnelley & Sons Co.
 Senior Unsecured
 01-15-17                               6.125          41,841,000(e)       42,020,916


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  95

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
TCM Sub LLC
 01-15-15                               3.550%         $9,605,000(d)       $9,842,607
                                                                      ---------------
Total                                                                      69,567,671
-------------------------------------------------------------------------------------

METALS (0.5%)
ArcelorMittal
 Senior Unsecured
 06-01-19                               9.850           8,000,000(c)        9,997,128
Arch Western Finance LLC
 07-01-13                               6.750           2,340,000(e)        2,345,850
Consol Energy, Inc.
 04-01-17                               8.000           1,700,000(d,e)      1,763,750
 04-01-20                               8.250           1,035,000(d,e)      1,082,869
United States Steel Corp.
 Senior Unsecured
 04-01-20                               7.375           1,997,000(e)        1,977,030
                                                                      ---------------
Total                                                                      17,166,627
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.8%)
Ally Financial, Inc.
 03-15-20                               8.000           5,514,000(d,e)      5,389,935
CIT Group, Inc.
 Senior Secured
 05-01-16                               7.000           4,365,000           3,983,063
General Electric Capital Corp.
 Senior Unsecured
 01-10-39                               6.875          17,525,000          19,349,913
                                                                      ---------------
Total                                                                      28,722,911
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                               8.500           3,850,000(c,d)      3,677,865
Gaz Capital SA for Gazprom
 Senior Unsecured
 11-22-16                               6.212           2,425,000(c,d)      2,446,340
KazMunaiGaz Finance Sub BV
 07-02-18                               9.125             980,000(c,d,e)    1,136,800
                                                                      ---------------
Total                                                                       7,261,005
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
Valmont Industries, Inc.
 04-20-20                               6.625           4,475,000           4,561,020
-------------------------------------------------------------------------------------

PACKAGING (0.3%)
Ball Corp.
 03-15-18                               6.625             835,000             837,088
 09-15-20                               6.750           1,589,000           1,592,973
Crown Americas LLC/Capital Corp.
 11-15-15                               7.750           3,500,000(e)        3,631,249
Greif, Inc.
 Senior Unsecured
 02-01-17                               6.750           2,065,000           2,026,281
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                               7.750           1,677,000(d,e)      1,685,385
                                                                      ---------------
Total                                                                       9,772,976
-------------------------------------------------------------------------------------

PAPER (0.2%)
Cascades, Inc.
 12-15-17                               7.750           4,255,000(c)        4,233,725
Georgia-Pacific LLC
 01-15-17                               7.125           1,515,000(d,e)      1,545,300
                                                                      ---------------
Total                                                                       5,779,025
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.1%)
Mylan, Inc.
 07-15-20                               7.875           1,815,000(d,e)      1,851,300
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
CSX Corp.
 Senior Unsecured
 03-15-11                               6.750             354,000(e)          366,697
 03-15-12                               6.300           4,310,000           4,625,707
                                                                      ---------------
Total                                                                       4,992,404
-------------------------------------------------------------------------------------

RESTAURANTS (0.1%)
Yum! Brands, Inc.
 Senior Unsecured
 11-15-37                               6.875           2,262,000           2,596,722
-------------------------------------------------------------------------------------

RETAILERS (0.2%)
CVS Caremark Corp.
 Senior Unsecured
 09-15-39                               6.125           2,850,000           3,046,467
QVC, Inc.
 Senior Secured
 04-15-17                               7.125           2,149,000(d,e)      2,116,765
 10-15-20                               7.375           2,149,000(d,e)      2,100,648
                                                                      ---------------
Total                                                                       7,263,880
-------------------------------------------------------------------------------------

TECHNOLOGY (0.1%)
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                               7.375           2,900,000(d,e)      2,827,500
Brocade Communications Systems, Inc.
 Senior Secured
 01-15-18                               6.625             827,000(d)          818,730
 01-15-20                               6.875             724,000(d,e)        718,570
                                                                      ---------------
Total                                                                       4,364,800
-------------------------------------------------------------------------------------

TEXTILE (--%)
Phillips-Van Heusen Corp.
 Senior Unsecured
 05-15-20                               7.375           1,310,000(e)        1,319,825
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.8%)
ERAC USA Finance LLC
 10-15-37                               7.000          24,386,000(d)       26,573,399
The Hertz Corp.
 01-01-14                               8.875           1,905,000           1,928,813
                                                                      ---------------
Total                                                                      28,502,212
-------------------------------------------------------------------------------------

WIRELESS (1.1%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
 Senior Secured
 05-01-17                               7.750           5,630,000(d)        5,953,725
Cricket Communications, Inc.
 Senior Secured
 05-15-16                               7.750           1,685,000(e)        1,718,700
Nextel Communications, Inc.
 08-01-15                               7.375           2,865,000(e)        2,721,750
SBA Telecommunications, Inc.
 08-15-16                               8.000           2,460,000(d)        2,546,100
 08-15-19                               8.250             805,000(d)          847,263
Sprint Nextel Corp.
 Senior Unsecured
 08-15-17                               8.375           2,900,000(e)        2,900,000
United States Cellular Corp.
 Senior Unsecured
 12-15-33                               6.700          22,433,000          23,066,463
                                                                      ---------------
Total                                                                      39,754,001
-------------------------------------------------------------------------------------

WIRELINES (6.2%)
AT&T, Inc.
 Senior Unsecured
 02-15-39                               6.550          27,100,000(e)       30,354,466
Embarq Corp.
 Senior Unsecured
 06-01-36                               7.995          14,010,000          13,903,860
New Communications Holdings, Inc.
 Senior Notes
 04-15-15                               7.875             908,000(d,e)        917,080
 04-15-17                               8.250             820,000(d,e)        826,150
 04-15-20                               8.500           1,855,000(d,e)      1,868,913
Qwest Communications International, Inc.
 04-01-18                               7.125           2,370,000(d,e)      2,364,075
Qwest Corp.
 Senior Unsecured
 10-01-14                               7.500          10,255,000          10,908,756
 06-15-15                               7.625           2,970,000           3,177,900
Telefonica Emisiones SAU
 06-20-11                               5.984           1,575,000(c)        1,632,995
 04-27-20                               5.134          15,000,000(c,e)     15,034,395
Telefonica Europe BV
 09-15-10                               7.750          21,585,000(c)       21,854,985
TELUS Corp.
 Senior Unsecured
 06-01-11                               8.000          52,733,000(c)       55,901,094
tw telecom holdings, inc.
 03-01-18                               8.000           1,458,000(d,e)      1,483,515


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
96  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Verizon New York, Inc.
 Senior Unsecured
 04-01-12                               6.875%        $24,260,000         $26,214,628
 04-01-32                               7.375          30,798,000          34,826,686
Windstream Corp.
 08-01-16                               8.625           2,808,000(e)        2,829,060
 11-01-17                               7.875           5,412,000           5,283,465
                                                                      ---------------
Total                                                                     229,382,023
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,922,521,205)                                                 $4,045,695,125
-------------------------------------------------------------------------------------



SENIOR LOANS (1.3%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.2%)
Ford Motor Co.
 Tranche B1 Term Loan
 12-15-13                         3.310-3.350%         $7,997,847          $7,549,007
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
U.S. Foodservice
 Term Loan
 07-03-14                               2.850           7,769,744           6,657,039
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.2%)
Nielsen Finance LLC
 Class A Term Loan
 08-09-13                               2.350           7,720,224           7,255,621
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
AGFS Funding Co.
 Term Loan
 04-21-15                               7.250           2,650,000           2,575,138
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.2%)
Dresser, Inc.
 Tranche B Term Loan
 05-04-14                               2.695           6,075,468           5,555,286
-------------------------------------------------------------------------------------

RETAILERS (0.2%)
Toys R Us -- Delaware, Inc.
 Tranche B Term Loan
 TBD                                      TBD           1,610,000(g,q)      1,585,094
 07-19-12                               4.597          10,296,045          10,136,765
                                                                      ---------------
Total                                                                      11,721,859
-------------------------------------------------------------------------------------

WIRELINES (0.2%)
Fairpoint Communications, Inc.
 Tranche B Term Loan
 03-31-15                               1.750          11,052,378(b,n)      7,371,936
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $48,528,771)                                                       $48,685,886
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.276%                                   70,767,108(p)        $70,767,108
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $70,767,108)                                                       $70,767,108
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (17.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (1.9%)
Cancara Asset Securitisation LLC
 07-26-10                            0.450%          $10,993,400          $10,993,400
Royal Park Investments Funding Corp.
 09-22-10                            0.601             5,991,400            5,991,400
Scaldis Capital LLC
 07-12-10                            0.410            14,994,533           14,994,533
Thames Asset Global Securities
 08-31-10                            0.591            24,249,180           24,249,180
 09-20-10                            0.551             4,992,819            4,992,819
Windmill Funding Corp.
 09-20-10                            0.551             9,985,639            9,985,639
                                                                      ---------------
Total                                                                      71,206,971
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (10.9%)
Banco Santander Central Hispano SA
 07-07-10                            0.390             5,000,000            5,000,000
Barclays Bank PLC
 08-20-10                            0.560            12,000,000           12,000,000
BRED Banque Populaire
 07-07-10                            0.400             9,992,117            9,992,117
 08-13-10                            0.620             9,989,677            9,989,677
Caisse des Depots
 07-09-10                            0.460            24,990,420           24,990,420
Clydesdale Bank PLC
 07-09-10                            0.400             2,000,000            2,000,000
Credit Agricole
 10-12-10                            0.420            47,000,000           47,000,000
Credit Industrial et Commercial
 08-26-10                            0.900            20,000,000           20,000,000
Credit Suisse
 07-22-10                            0.460             5,000,000            5,000,000
Deutsche Bank AG
 12-06-10                            0.531            25,000,000           25,000,000
Dexia Bank SA
 07-06-10                            0.650            25,000,222           25,000,222
DZ Bank AG
 07-06-10                            0.500            15,000,000           15,000,000
 07-07-10                            0.400            32,000,000           32,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-07-10                            0.500            14,998,542           14,998,542
Norinchukin Bank
 09-21-10                            0.560            16,000,211           16,000,211
 09-28-10                            0.570            10,000,000           10,000,000
Overseas Chinese Banking Corp.
 09-21-10                            0.590             5,000,000            5,000,000
Rabobank Group
 10-27-10                            0.397            12,000,000           12,000,000
Royal Bank of Scotland
 08-16-10                            0.540             4,500,000            4,500,000
Societe Generale
 09-01-10                            0.655            20,000,000           20,000,000
State Development Bank of NorthRhine-Westphalia
 07-01-10                            0.250            20,000,000           20,000,000
Sumitomo Mitsui Banking Corp.
 08-16-10                            0.520            15,000,000           15,000,000
Unicredit BK AG
 07-02-10                            0.400            10,000,000           10,000,000
 07-12-10                            0.420            20,000,000           20,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500            25,000,000           25,000,000
                                                                      ---------------
Total                                                                     405,471,189
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.7%)
Toyota Motor Credit Corp.
 08-23-10                            0.531            24,964,299           24,964,299
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.8%)(r)
Barclays Capital, Inc.
 dated 02-08-10, matures 07-30-10,
 repurchase price
 $50,015,000                         0.360            50,000,000           50,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $12,745,713                         0.030            12,745,703           12,745,703
Morgan Stanley
 dated 02-22-10, matures 07-30-10,
 repurchase price
 $25,008,958                         0.430            25,000,000           25,000,000
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $10,003,583                         0.430            10,000,000           10,000,000
Morgan Stanley
 dated 03-04-10, matures 07-30-10,
 repurchase price
 $10,003,583                         0.430            10,000,000           10,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $25,000,208                         0.300            25,000,000           25,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  97

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Nomura Securities
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $7,000,051                          0.260%           $7,000,000           $7,000,000
                                                                      ---------------
Total                                                                     139,745,703
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $641,388,162)                                                     $641,388,162
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,683,205,246)(t)                                              $4,806,536,281
=====================================================================================




INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                NUMBER OF                                            UNREALIZED
                                                CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                          LONG (SHORT)       MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
U.S. Long Bond, 20-year                           1,685          $214,837,500      Sept. 2010          $5,956,497
U.S. Treasury Note, 2-year                          559           122,324,925       Oct. 2010             451,529
U.S. Treasury Note, 5-year                         (271)          (32,073,273)      Oct. 2010            (163,429)
U.S. Treasury Note, 10-year                      (2,621)         (321,195,372)     Sept. 2010          (5,833,720)
U.S. Treasury Ultra Bond, 30-year                   (71)           (9,642,688)     Sept. 2010            (298,528)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                    $112,349
-----------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010


                                              CURRENCY TO       CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                   17,973,000       22,168,258         $188,289                $--
                                                     (EUR)            (USD)
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                    9,784,000       14,780,689          167,298                 --
                                                     (GBP)            (USD)
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                3,288,421,000       36,859,508               --           (360,268)
                                                     (JPY)            (USD)
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                   14,732,293       16,922,000               --           (541,992)
                                                     (USD)            (AUD)
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                   37,035,040      237,702,000               --           (558,420)
                                                     (USD)            (NOK)
---------------------------------------------------------------------------------------------------------------
July 28, 2010                                   22,216,399      171,695,000               --           (196,794)
                                                     (USD)            (SEK)
---------------------------------------------------------------------------------------------------------------
Total                                                                               $355,587        $(1,657,474)
---------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
98  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



AUD   --   Australian Dollar
BRL   --   Brazilian Real
CMO   --   Collateralized Mortgage Obligation
EUR   --   European Monetary Unit
GBP   --   British Pound Sterling
IDR   --   Indonesian Rupiah
I.O.  --   Interest Only
JPY   --   Japanese Yen
MXN   --   Mexican Peso
NOK   --   Norwegian Krone
SEK   --   Swedish Krona



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 7.39% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $732,524,908 or 19.80% of net assets.

(e) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $629,783,048. See Note 2 to the financial statements.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was 1,575,241, representing 0.04% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     United Artists Theatre Circuit,
       Inc.
       1995-A Pass-Through Certificates
       9.300% 2015                          12-08-95       $1,622,288


(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(j) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  99

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(m) The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation
     XLCA   --   XL Capital Assurance


(n)  This position is in bankruptcy.

(o) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(p) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(q) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(r) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


BARCLAYS CAPITAL, INC. (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities                                 $3,497,171
Credit Suisse Mortgage Capital Certificates                                  5,908,474
Fannie Mae REMICS                                                              443,833
Freddie Mac REMICS                                                             965,068
Government National Mortgage Association                                        10,063
Granite Master Issuer PLC                                                    7,663,117
GS Mortgage Securities Corp II                                               2,625,691
LB Commercial Conduit Mortgage Trust                                         4,184,540
LB-UBS Commercial Mortgage Trust                                             2,581,981
Morgan Stanley Capital I                                                     2,422,829
Morgan Stanley Reremic Trust                                                 1,499,357
Paragon Mortgages PLC                                                       16,964,804
Wachovia Bank Commercial Mortgage Trust                                      3,691,338
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $52,458,266
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $2,274,641
Government National Mortgage Association                                    10,725,976
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $13,000,617
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $502,695
American Express Credit Account Master Trust                                   435,135
Banc of America Large Loan Inc                                                 313,366
Brazos Higher Education Authority                                              159,955
Capital Auto Receivables Asset Trust                                           293,789
Capital One Multi-Asset Execution Trust                                        165,035
Chase Issuance Trust                                                           208,819
Citibank Credit Card Issuance Trust                                          1,084,256


--------------------------------------------------------------------------------
100  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust                                           $618,345
Citigroup/Deutsche Bank Commercial Mortgage Trust                              432,406
College Loan Corp Trust                                                        151,058
Commercial Mortgage Asset Trust                                                163,657
Commercial Mortgage Pass Through Certificates                                  624,289
Credit Suisse First Boston Mortgage Securities Corp                            385,108
Credit Suisse Mortgage Capital Certificates                                    936,086
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                   138,230
DFR Middle Market CLO Ltd                                                      698,786
Discover Card Master Trust I                                                   138,349
Education Funding Capital Trust I                                              205,202
Fannie Mae Whole Loan                                                          307,194
First Union National Bank Commercial Mortgage                                  245,077
Ford Credit Auto Owner Trust                                                   199,452
Granite Master Issuer PLC                                                      401,929
GS Mortgage Securities Corp II                                                 358,509
JP Morgan Chase Commercial Mortgage Securities Corp                            130,154
LB-UBS Commercial Mortgage Trust                                               147,697
Leafs CDO I Ltd                                                              1,091,596
Marathon CLO Ltd                                                             1,776,330
MBNA Credit Card Master Note Trust                                           1,136,362
Merrill Auto Trust Securitization                                              216,232
Merrill Lynch Floating Trust                                                   177,640
Merrill Lynch Mortgage Trust                                                   459,371
Merrill Lynch/Countrywide Commercial Mortgage Trust                            173,820
Morgan Stanley Capital I                                                       944,923
Northstar Education Finance Inc                                                266,857
Saxon Asset Securities Trust                                                   109,709
SLC Student Loan Trust                                                         491,705
SLM Student Loan Trust                                                       6,945,889
Structured Asset Mortgage Investments Inc                                      165,962
Wachovia Bank Commercial Mortgage Trust                                      2,286,725
WaMu Mortgage Pass Through Certificates                                        103,901
Wells Fargo Mortgage Backed Securities Trust                                   303,038
World Omni Auto Receivables Trust                                              146,327
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $26,240,965
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $201,078
American Express Credit Account Master Trust                                   174,054
Banc of America Large Loan Inc                                                 125,346
Brazos Higher Education Authority                                               63,982
Capital Auto Receivables Asset Trust                                           117,516
Capital One Multi-Asset Execution Trust                                         66,014
Chase Issuance Trust                                                            83,528
Citibank Credit Card Issuance Trust                                            433,702
Citigroup Commercial Mortgage Trust                                            247,338
Citigroup/Deutsche Bank Commercial Mortgage Trust                              172,962
College Loan Corp Trust                                                         60,423
Commercial Mortgage Asset Trust                                                 65,462
Commercial Mortgage Pass Through Certificates                                  249,715
Credit Suisse First Boston Mortgage Securities Corp                            154,043
Credit Suisse Mortgage Capital Certificates                                    374,434
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    55,292


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  101

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
DFR Middle Market CLO Ltd                                                     $279,514
Discover Card Master Trust I                                                    55,340
Education Funding Capital Trust I                                               82,081
Fannie Mae Whole Loan                                                          122,878
First Union National Bank Commercial Mortgage                                   98,031
Ford Credit Auto Owner Trust                                                    79,781
Granite Master Issuer PLC                                                      160,772
GS Mortgage Securities Corp II                                                 143,404
JP Morgan Chase Commercial Mortgage Securities Corp                             52,061
LB-UBS Commercial Mortgage Trust                                                59,079
Leafs CDO I Ltd                                                                436,639
Marathon CLO Ltd                                                               710,532
MBNA Credit Card Master Note Trust                                             454,545
Merrill Auto Trust Securitization                                               86,493
Merrill Lynch Floating Trust                                                    71,056
Merrill Lynch Mortgage Trust                                                   183,748
Merrill Lynch/Countrywide Commercial Mortgage Trust                             69,528
Morgan Stanley Capital I                                                       377,969
Northstar Education Finance Inc                                                106,743
Saxon Asset Securities Trust                                                    43,884
SLC Student Loan Trust                                                         196,682
SLM Student Loan Trust                                                       2,778,356
Structured Asset Mortgage Investments Inc                                       66,385
Wachovia Bank Commercial Mortgage Trust                                        914,690
WaMu Mortgage Pass Through Certificates                                         41,560
Wells Fargo Mortgage Backed Securities Trust                                   121,215
World Omni Auto Receivables Trust                                               58,531
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,496,386
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $201,078
American Express Credit Account Master Trust                                   174,054
Banc of America Large Loan Inc                                                 125,346
Brazos Higher Education Authority                                               63,982
Capital Auto Receivables Asset Trust                                           117,516
Capital One Multi-Asset Execution Trust                                         66,014
Chase Issuance Trust                                                            83,528
Citibank Credit Card Issuance Trust                                            433,702
Citigroup Commercial Mortgage Trust                                            247,338
Citigroup/Deutsche Bank Commercial Mortgage Trust                              172,962
College Loan Corp Trust                                                         60,423
Commercial Mortgage Asset Trust                                                 65,462
Commercial Mortgage Pass Through Certificates                                  249,715
Credit Suisse First Boston Mortgage Securities Corp                            154,043
Credit Suisse Mortgage Capital Certificates                                    374,434
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    55,292
DFR Middle Market CLO Ltd                                                      279,514
Discover Card Master Trust I                                                    55,340
Education Funding Capital Trust I                                               82,081
Fannie Mae Whole Loan                                                          122,878
First Union National Bank Commercial Mortgage                                   98,031
Ford Credit Auto Owner Trust                                                    79,781
Granite Master Issuer PLC                                                      160,772
GS Mortgage Securities Corp II                                                 143,404


--------------------------------------------------------------------------------
102  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities Corp                            $52,061
LB-UBS Commercial Mortgage Trust                                                59,079
Leafs CDO I Ltd                                                                436,639
Marathon CLO Ltd                                                               710,532
MBNA Credit Card Master Note Trust                                             454,545
Merrill Auto Trust Securitization                                               86,493
Merrill Lynch Floating Trust                                                    71,056
Merrill Lynch Mortgage Trust                                                   183,748
Merrill Lynch/Countrywide Commercial Mortgage Trust                             69,528
Morgan Stanley Capital I                                                       377,969
Northstar Education Finance Inc                                                106,743
Saxon Asset Securities Trust                                                    43,884
SLC Student Loan Trust                                                         196,682
SLM Student Loan Trust                                                       2,778,356
Structured Asset Mortgage Investments Inc                                       66,385
Wachovia Bank Commercial Mortgage Trust                                        914,690
WaMu Mortgage Pass Through Certificates                                         41,560
Wells Fargo Mortgage Backed Securities Trust                                   121,215
World Omni Auto Receivables Trust                                               58,531
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,496,386
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Note/Bond                                           $25,628,755
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $25,628,755
--------------------------------------------------------------------------------------


NOMURA SECURITIES (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
American Express Credit Account Master Trust                                   $89,428
BA Credit Card Trust                                                           104,901
Banc of America Commercial Mortgage Inc                                          4,837
Bank of America Auto Trust                                                     461,065
Bayview Commercial Asset Trust                                                  28,977
Bear Stearns Commercial Mortgage Securities                                      2,065
Capital One Multi-Asset Execution Trust                                          5,117
CarMax Auto Owner Trust                                                        138,557
Caterpillar Financial Asset Trust                                                6,513
CenterPoint Energy Transition Bond Co LLC                                      180,728
Chase Issuance Trust                                                           383,898
Citibank Credit Card Issuance Trust                                            646,499
Citigroup Commercial Mortgage Trust                                            248,828
Citigroup/Deutsche Bank Commercial Mortgage Trust                              532,420
College Loan Corp Trust                                                         40,823
Connecticut RRB Special Purpose Trust CL&P                                     167,717
Credit Suisse First Boston Mortgage Securities Corp                             68,479
Credit Suisse Mortgage Capital Certificates                                     47,879
Discover Card Master Trust                                                     491,884
Entergy Gulf States Reconstruction Funding LLC                                 121,958
FHLMC Structured Pass Through Securities                                         6,319
Ford Credit Auto Lease Trust                                                   279,098
Ford Credit Auto Owner Trust                                                    29,964
Ford Credit Floorplan Master Owner Trust                                         7,865
GE Capital Commercial Mortgage Corp                                             55,423


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  103

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



NOMURA SECURITIES (0.260%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp                                      $67,955
GS Mortgage Securities Corp II                                                   9,267
Harley-Davidson Motorcycle Trust                                               229,256
Honda Auto Receivables Owner Trust                                              50,791
Household Automotive Trust                                                     157,752
John Deere Owner Trust                                                           6,331
JP Morgan Chase Commercial Mortgage Securities Corp                            319,847
LB-UBS Commercial Mortgage Trust                                               458,417
MBNA Credit Card Master Note Trust                                             263,917
Morgan Stanley Capital I                                                        49,641
Morgan Stanley Dean Witter Capital I                                             1,594
Nissan Auto Receivables Owner Trust                                             29,064
PG&E Energy Recovery Funding LLC                                                49,712
Public Service New Hampshire Funding LLC                                        60,722
Salomon Brothers Mortgage Securities VII Inc                                   399,296
SLM Student Loan Trust                                                         580,345
USAA Auto Owner Trust                                                           56,016
Volkswagen Auto Loan Enhanced Trust                                             79,290
Wachovia Bank Commercial Mortgage Trust                                        281,927
World Omni Auto Receivables Trust                                               41,039
World Omni Automobile Lease Securitization Trust                                 6,393
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $7,349,814
--------------------------------------------------------------------------------------




(s) At June 30, 2010, investments in securities included securities valued at $7,714,275 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(t) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $4,683,205,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                   $179,732,000
     Unrealized depreciation                                                    (56,401,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                               $123,331,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
104  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  105

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Diversified Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                           -----------------------------------------------------------------------
                                                 LEVEL 1              LEVEL 2
                                              QUOTED PRICES            OTHER           LEVEL 3
                                                IN ACTIVE           SIGNIFICANT      SIGNIFICANT
                                               MARKETS FOR          OBSERVABLE      UNOBSERVABLE
DESCRIPTION(A)                             IDENTICAL ASSETS(b)        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                           $--           $92,078,246             $--       $92,078,246
  U.S. Government Obligations &
    Agencies                                    11,319,304           102,708,789              --       114,028,093
  Asset-Backed Securities                               --           629,991,660      27,396,568       657,388,228
  Commercial Mortgage-Backed Securities                 --           406,463,182              --       406,463,182
  Residential Mortgage-Backed
    Securities                                          --         1,201,525,875     120,830,940     1,322,356,815
  Corporate Debt Securities
    Entertainment                                       --             4,784,250       1,575,241         6,359,491
    All Other Industries                                --         1,447,021,070              --     1,447,021,070
------------------------------------------------------------------------------------------------------------------
Total Bonds                                     11,319,304         3,884,573,072     149,802,749     4,045,695,125
------------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                          --            48,685,886              --        48,685,886
  Affiliated Money Market Fund(c)               70,767,108                    --              --        70,767,108
  Investments of Cash Collateral
    Received for Securities on Loan                     --           641,388,162              --       641,388,162
------------------------------------------------------------------------------------------------------------------
Total Other                                     70,767,108           690,074,048              --       760,841,156
------------------------------------------------------------------------------------------------------------------
Investments in Securities                       82,086,412         4,574,647,120     149,802,749     4,806,536,281
Other Financial Instruments(d)                     112,349            (1,301,887)             --        (1,189,538)
------------------------------------------------------------------------------------------------------------------
Total                                          $82,198,761        $4,573,345,233    $149,802,749    $4,805,346,743
------------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                               RESIDENTIAL
                                             ASSET-BACKED    MORTGAGE-BACKED    CORPORATE DEBT
                                              SECURITIES        SECURITIES        SECURITIES          TOTAL
--------------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2010                   $49,101,062       $44,244,193       $1,784,510       $95,129,765
  Accrued discounts/premiums                      585,419          (646,711)              --           (61,292)
  Realized gain (loss)                            826,866        (4,958,548)              --        (4,131,682)
  Change in unrealized appreciation
    (depreciation)*                              (133,932)        6,680,983         (101,206)        6,445,845
  Net purchases (sales)                        10,832,893        75,578,821         (108,063)       86,303,651
  Transfers in and/or out of Level 3          (33,815,740)          (67,798)              --       (33,883,538)
--------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                   $27,396,568      $120,830,940       $1,575,241      $149,802,749
--------------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(6,498), which is comprised of Asset-Backed Securities of $217,962 and Residential Mortgage-Backed Securities of $(123,254) and Corporate Debt Securities of $(101,206).


--------------------------------------------------------------------------------
106  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  107

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Diversified Equity Income Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Goodrich Corp.                                         256,055(d)         $16,963,644
Honeywell International, Inc.                          455,521(d)          17,778,984
                                                                      ---------------
Total                                                                      34,742,628
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.8%)
United Parcel Service, Inc., Class B                   342,509             19,485,337
-------------------------------------------------------------------------------------

AIRLINES (1.2%)
AMR Corp.                                              471,525(b,d)         3,196,940
Continental Airlines, Inc., Class B                    290,524(b)           6,391,528
Delta Air Lines, Inc.                                  675,285(b)           7,934,598
UAL Corp.                                              366,261(b,d)         7,530,326
US Airways Group, Inc.                                 599,711(b,d)         5,163,512
                                                                      ---------------
Total                                                                      30,216,904
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor Co.                                         446,243(b,d)         4,498,129
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.6%)
Gilead Sciences, Inc.                                  419,727(b)          14,388,242
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.5%)
Artio Global Investors, Inc.                           163,225(d)           2,569,162
Morgan Stanley                                         667,707             15,497,479
The Goldman Sachs Group, Inc.                          155,153(d)          20,366,934
                                                                      ---------------
Total                                                                      38,433,575
-------------------------------------------------------------------------------------

CHEMICALS (3.3%)
Air Products & Chemicals, Inc.                         238,776             15,475,073
EI du Pont de Nemours & Co.                          1,179,584(d)          40,801,811
Huntsman Corp.                                         599,320              5,196,104
The Dow Chemical Co.                                   995,421(d)          23,611,386
                                                                      ---------------
Total                                                                      85,084,374
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
US Bancorp                                             228,960              5,117,256
Wells Fargo & Co.                                      624,643             15,990,861
                                                                      ---------------
Total                                                                      21,108,117
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.4%)
Waste Management, Inc.                                 352,471(d)          11,028,818
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Nokia OYJ, ADR                                         354,204(c,d)         2,886,763
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.7%)
Hewlett-Packard Co.                                  2,813,390            121,763,519
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.                                            197,577              8,397,023
Insituform Technologies, Inc., Class A                 158,357(b,d)         3,243,151
                                                                      ---------------
Total                                                                      11,640,174
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Cemex SAB de CV, ADR                                 1,505,284(b,c,d)      14,556,096
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.1%)
Bank of America Corp.                                6,034,572             86,716,799
JPMorgan Chase & Co.                                 1,271,575             46,552,361
                                                                      ---------------
Total                                                                     133,269,160
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.8%)
AT&T, Inc.                                           2,048,711             49,558,319
CenturyLink, Inc.                                      133,948(d)           4,461,808
Deutsche Telekom AG, ADR                               661,487(c,d)         7,736,090
Qwest Communications International, Inc.             3,589,612             18,845,463
Verizon Communications, Inc.                         1,267,543(d)          35,516,555
Windstream Corp.                                       887,268(d)           9,369,550
                                                                      ---------------
Total                                                                     125,487,785
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.8%)
American Electric Power Co., Inc.                      234,253              7,566,371
FirstEnergy Corp.                                      170,139(d)           5,993,997
NextEra Energy, Inc.                                   133,456(d)           6,507,315
                                                                      ---------------
Total                                                                      20,067,683
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.4%)
ABB Ltd., ADR                                        1,278,464(b,c)        22,091,858
Cooper Industries PLC                                  707,586             31,133,784
Emerson Electric Co.                                   603,303(d)          26,358,308
Hubbell, Inc., Class B                                 198,705(d)           7,886,601
                                                                      ---------------
Total                                                                      87,470,551
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Tyco Electronics Ltd.                                  414,401(c)          10,517,497
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.8%)
Baker Hughes, Inc.                                     534,997(d)          22,239,825
Halliburton Co.                                      1,159,086             28,455,561
Schlumberger Ltd.                                      412,099             22,805,559
Tenaris SA, ADR                                        295,329(c,d)        10,221,337
Transocean Ltd.                                        301,370(b,c,d)      13,962,472
                                                                      ---------------
Total                                                                      97,684,754
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.1%)
Wal-Mart Stores, Inc.                                1,155,457             55,542,818
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Medtronic, Inc.                                        273,984              9,937,400
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.2%)
WellPoint, Inc.                                        126,704(b)           6,199,627
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Carnival Corp. Unit                                    818,798             24,760,452
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
DR Horton, Inc.                                        292,316(d)           2,873,466
KB Home                                                203,561(d)           2,239,171
Pulte Group, Inc.                                      563,366(b,d)         4,664,670
Stanley Black & Decker, Inc.                           241,391             12,195,074
                                                                      ---------------
Total                                                                      21,972,381
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.0%)
3M Co.                                                 216,448             17,097,228
McDermott International, Inc.                          774,021(b)          16,765,295
Siemens AG, ADR                                        229,650(c)          20,560,565
Tyco International Ltd.                                699,366(c,d)        24,638,663
                                                                      ---------------
Total                                                                      79,061,751
-------------------------------------------------------------------------------------

INSURANCE (7.0%)
ACE Ltd.                                               681,933(c)          35,105,911
Axis Capital Holdings Ltd.                             294,165(c,d)         8,742,584
Endurance Specialty Holdings Ltd.                      413,100(c,d)        15,503,643
PartnerRe Ltd.                                         159,155(c,d)        11,163,132
The Travelers Companies, Inc.                          544,861             26,834,404
XL Group PLC                                         5,333,013(c,d)        85,381,538
                                                                      ---------------
Total                                                                     182,731,212
-------------------------------------------------------------------------------------

IT SERVICES (3.0%)
Accenture PLC, Class A                                 708,771(c)          27,393,999
Computer Sciences Corp.                                198,498              8,982,035
IBM Corp.                                              333,036(d)          41,123,285
                                                                      ---------------
Total                                                                      77,499,319
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.0%)
Life Technologies Corp.                                504,672(b,d)        23,845,752
Thermo Fisher Scientific, Inc.                         586,486(b)          28,767,138
                                                                      ---------------
Total                                                                      52,612,890
-------------------------------------------------------------------------------------

MACHINERY (6.4%)
Caterpillar, Inc.                                      603,976(d)          36,280,838
Deere & Co.                                            456,057(d)          25,393,254
Eaton Corp.                                            455,677(d)          29,819,503
Illinois Tool Works, Inc.                              690,302(d)          28,495,667
Ingersoll-Rand PLC                                     618,705(c,d)        21,339,135
Parker Hannifin Corp.                                  465,053             25,791,839
                                                                      ---------------
Total                                                                     167,120,236
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
108  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (1.2%)
Comcast Corp., Class A                                 389,346(d)          $6,762,940
Regal Entertainment Group, Class A                     660,243(d)           8,609,569
Time Warner, Inc.                                      333,329              9,636,541
Viacom, Inc., Class B                                  165,807              5,201,366
                                                                      ---------------
Total                                                                      30,210,416
-------------------------------------------------------------------------------------

METALS & MINING (2.3%)
Alcoa, Inc.                                            995,387(d)          10,013,593
Freeport-McMoRan Copper & Gold, Inc.                   204,365             12,084,103
Nucor Corp.                                            308,166(d)          11,796,595
Rio Tinto PLC, ADR                                     143,444(c)           6,254,158
United States Steel Corp.                              244,567(d)           9,428,058
Vale SA, ADR                                           287,815(c,d)         7,008,295
Xstrata PLC                                            288,319(c)           3,773,923
                                                                      ---------------
Total                                                                      60,358,725
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.9%)
Macy's, Inc.                                         1,078,063(d)          19,297,328
Target Corp.                                           632,825             31,116,005
                                                                      ---------------
Total                                                                      50,413,333
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Dominion Resources, Inc.                               615,355(d)          23,838,853
Sempra Energy                                          272,238             12,738,016
                                                                      ---------------
Total                                                                      36,576,869
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.2%)
Anadarko Petroleum Corp.                               356,758             12,875,396
Apache Corp.                                           309,665             26,070,696
Chevron Corp.                                          818,623             55,551,757
ConocoPhillips                                         766,884             37,646,336
Devon Energy Corp.                                     154,011              9,382,350
EnCana Corp.                                           245,923(c)           7,461,304
Exxon Mobil Corp.                                    1,234,624             70,459,991
Marathon Oil Corp.                                     706,235             21,956,846
Pioneer Natural Resources Co.                          218,330(d)          12,979,719
Total SA, ADR                                          158,448(c)           7,073,119
                                                                      ---------------
Total                                                                     261,457,514
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.8%)
Abbott Laboratories                                    204,198              9,552,382
Bristol-Myers Squibb Co.                             2,755,415(d)          68,720,051
Johnson & Johnson                                      140,990              8,326,869
Merck & Co., Inc.                                    1,922,661(d)          67,235,455
Pfizer, Inc.                                         2,107,892             30,058,540
Teva Pharmaceutical Industries Ltd., ADR               322,616(c)          16,772,806
                                                                      ---------------
Total                                                                     200,666,103
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
AvalonBay Communities, Inc.                             77,513(d)           7,237,389
Equity Residential                                     175,322(d)           7,300,407
Pebblebrook Hotel Trust                                347,349(b,d)         6,547,529
ProLogis                                               494,854(d)           5,012,871
Ventas, Inc.                                           139,202(d)           6,535,534
                                                                      ---------------
Total                                                                      32,633,730
-------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Union Pacific Corp.                                    242,311             16,843,038
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.2%)
Intel Corp.                                          4,159,212             80,896,673
Microchip Technology, Inc.                             482,386(d)          13,381,388
Xilinx, Inc.                                           625,212(d)          15,792,855
                                                                      ---------------
Total                                                                     110,070,916
-------------------------------------------------------------------------------------

SOFTWARE (2.2%)
Microsoft Corp.                                      1,360,377             31,302,274
Oracle Corp.                                         1,191,571             25,571,114
                                                                      ---------------
Total                                                                      56,873,388
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Home Depot, Inc.                                     1,327,942(d)          37,275,332
Staples, Inc.                                          631,557             12,031,161
                                                                      ---------------
Total                                                                      49,306,493
-------------------------------------------------------------------------------------

TOBACCO (3.4%)
Lorillard, Inc.                                        950,246             68,398,707
Philip Morris International, Inc.                      419,326(d)          19,221,904
                                                                      ---------------
Total                                                                      87,620,611
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Sprint Nextel Corp.                                  2,586,429(b,d)        10,966,459
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $2,453,167,330)                                                 $2,565,765,787
-------------------------------------------------------------------------------------





BONDS (0.5%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor Co.
 Senior Unsecured Convertible
 11-15-16                            4.250%          $10,155,000          $12,907,005
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $10,155,000)                                                       $12,907,005
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             22,864,099(e)        $22,864,099
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $22,864,099)                                                       $22,864,099
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (22.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.6%)
Elysian Funding LLC
 07-06-10                            0.600%          $9,996,833            $9,996,833
Grampian Funding LLC
 07-06-10                            0.400           14,994,667            14,994,667
 07-27-10                            0.380            9,996,939             9,996,939
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rheingold Securitization
 07-26-10                            0.560            9,995,644             9,995,644
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            9,995,333             9,995,333
Royal Park Investments Funding Corp.
 09-22-10                            0.601            4,992,833             4,992,833
Scaldis Capital LLC
 07-01-10                            0.410           14,995,218            14,995,218
 07-12-10                            0.410            9,996,356             9,996,356
Thames Asset Global Securities
 09-20-10                            0.551            4,992,819             4,992,819
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      93,956,303
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (10.8%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670            9,982,907             9,982,907
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.470            9,996,085             9,996,085
Banque Federative du Credit Mutuel
 07-07-10                            0.405            7,991,818             7,991,818
 07-30-10                            0.530            1,997,324             1,997,324
Barclays Bank PLC
 08-20-10                            0.560            5,000,000             5,000,000
BNP Paribas
 10-15-10                            0.420           10,000,000            10,000,000
Caisse des Depots
 07-09-10                            0.460            9,996,168             9,996,168
Clydesdale Bank PLC
 08-16-10                            0.560           10,000,000            10,000,000
Credit Agricole
 10-12-10                            0.420           30,000,000            30,000,000
Credit Industrial et Commercial
 07-01-10                            0.400            8,000,000             8,000,000
Deutsche Bank AG
 12-06-10                            0.531           12,000,000            12,000,000
Dexia Bank SA
 07-06-10                            0.650           20,000,178            20,000,178
DZ Bank AG
 07-06-10                            0.500           10,000,000            10,000,000
 07-07-10                            0.510            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-07-10                            0.500            4,999,514             4,999,514
Norinchukin Bank
 08-25-10                            0.550            5,000,000             5,000,000
 09-21-10                            0.560           12,000,158            12,000,158


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  109

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource VP - Diversified Equity Income Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
NyKredit Bank
 08-06-10                            0.460%         $10,000,000           $10,000,000
Overseas Chinese Banking Corp.
 09-29-10                            0.590           10,000,000            10,000,000
Pohjola Bank PLC
 09-28-10                            0.730            4,990,690             4,990,690
Societe Generale
 09-01-10                            0.655           12,000,000            12,000,000
State Development Bank of NorthRhine-Westphalia
 07-01-10                            0.250           10,000,000            10,000,000
Sumitomo Mitsui Banking Corp.
 08-20-10                            0.510           10,000,000            10,000,000
Unicredit BK AG
 07-12-10                            0.420           30,000,000            30,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500           20,000,000            20,000,000
                                                                      ---------------
Total                                                                     278,954,842
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.
 08-23-10                            0.531           19,971,439            19,971,439
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (6.8%)(F)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $20,000,028                         0.050           20,000,000            20,000,000
Barclays Capital, Inc.
 dated 03-22-10, matures 07-30-10,
 repurchase price
 $20,006,000                         0.360           20,000,000            20,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $17,498,511                         0.030           17,498,496            17,498,496
Morgan Stanley
 dated 02-22-10, matures 07-30-10,
 repurchase price
 $40,014,333                         0.430           40,000,000            40,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $50,000,417                         0.300           50,000,000            50,000,000
Nomura Securities
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,036                          0.260            5,000,000             5,000,000
RBS Securities, Inc.
 dated 04-01-10, matures 08-04-10,
 repurchase price
 $15,005,250                         0.360           15,000,000            15,000,000
RBS Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,072                         0.260           10,000,000            10,000,000
                                                                      ---------------
Total                                                                     177,498,496
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $570,381,080)                                                     $570,381,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,056,567,509)                                                 $3,171,917,971
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 14.65% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                            $14,145,206
Freddie Mac Gold Pool                                                        3,081,634
Freddie Mac Non Gold Pool                                                    3,173,160
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $20,400,000
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
110  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

BARCLAYS CAPITAL, INC. (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities                                 $1,398,869
Credit Suisse Mortgage Capital Certificates                                  2,363,390
Fannie Mae REMICS                                                              177,533
Freddie Mac REMICS                                                             386,027
Government National Mortgage Association                                         4,025
Granite Master Issuer PLC                                                    3,065,247
GS Mortgage Securities Corp II                                               1,050,276
LB Commercial Conduit Mortgage Trust                                         1,673,815
LB-UBS Commercial Mortgage Trust                                             1,032,792
Morgan Stanley Capital I                                                       969,132
Morgan Stanley Reremic Trust                                                   599,743
Paragon Mortgages PLC                                                        6,785,922
Wachovia Bank Commercial Mortgage Trust                                      1,476,535
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $20,983,306
--------------------------------------------------------------------------------------

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $3,122,841
Government National Mortgage Association                                    14,725,625
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $17,848,466
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $804,312
American Express Credit Account Master Trust                                   696,216
Banc of America Large Loan Inc                                                 501,385
Brazos Higher Education Authority                                              255,927
Capital Auto Receivables Asset Trust                                           470,063
Capital One Multi-Asset Execution Trust                                        264,055
Chase Issuance Trust                                                           334,110
Citibank Credit Card Issuance Trust                                          1,734,809
Citigroup Commercial Mortgage Trust                                            989,353
Citigroup/Deutsche Bank Commercial Mortgage Trust                              691,849
College Loan Corp Trust                                                        241,692
Commercial Mortgage Asset Trust                                                261,852
Commercial Mortgage Pass Through Certificates                                  998,862
Credit Suisse First Boston Mortgage Securities Corp                            616,173
Credit Suisse Mortgage Capital Certificates                                  1,497,738
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                   221,168
DFR Middle Market CLO Ltd                                                    1,118,057
Discover Card Master Trust I                                                   221,358
Education Funding Capital Trust I                                              328,323
Fannie Mae Whole Loan                                                          491,511
First Union National Bank Commercial Mortgage                                  392,123
Ford Credit Auto Owner Trust                                                   319,123
Granite Master Issuer PLC                                                      643,087
GS Mortgage Securities Corp II                                                 573,615
JP Morgan Chase Commercial Mortgage Securities Corp                            208,246
LB-UBS Commercial Mortgage Trust                                               236,315
Leafs CDO I Ltd                                                              1,746,554
Marathon CLO Ltd                                                             2,842,128
MBNA Credit Card Master Note Trust                                           1,818,179
Merrill Auto Trust Securitization                                              345,971


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  111

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource VP - Diversified Equity Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Merrill Lynch Floating Trust                                                  $284,224
Merrill Lynch Mortgage Trust                                                   734,993
Merrill Lynch/Countrywide Commercial Mortgage Trust                            278,112
Morgan Stanley Capital I                                                     1,511,877
Northstar Education Finance Inc                                                426,971
Saxon Asset Securities Trust                                                   175,535
SLC Student Loan Trust                                                         786,727
SLM Student Loan Trust                                                      11,113,423
Structured Asset Mortgage Investments Inc                                      265,541
Wachovia Bank Commercial Mortgage Trust                                      3,658,761
WaMu Mortgage Pass Through Certificates                                        166,242
Wells Fargo Mortgage Backed Securities Trust                                   484,861
World Omni Auto Receivables Trust                                              234,123
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $41,985,544
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Note/Bond                                           $51,257,511
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $51,257,511
--------------------------------------------------------------------------------------


NOMURA SECURITIES (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
American Express Credit Account Master Trust                                   $63,877
BA Credit Card Trust                                                            74,929
Banc of America Commercial Mortgage Inc                                          3,455
Bank of America Auto Trust                                                     329,332
Bayview Commercial Asset Trust                                                  20,698
Bear Stearns Commercial Mortgage Securities                                      1,475
Capital One Multi-Asset Execution Trust                                          3,655
CarMax Auto Owner Trust                                                         98,969
Caterpillar Financial Asset Trust                                                4,652
CenterPoint Energy Transition Bond Co LLC                                      129,091
Chase Issuance Trust                                                           274,213
Citibank Credit Card Issuance Trust                                            461,785
Citigroup Commercial Mortgage Trust                                            177,734
Citigroup/Deutsche Bank Commercial Mortgage Trust                              380,300
College Loan Corp Trust                                                         29,159
Connecticut RRB Special Purpose Trust CL&P                                     119,798
Credit Suisse First Boston Mortgage Securities Corp                             48,914
Credit Suisse Mortgage Capital Certificates                                     34,199
Discover Card Master Trust                                                     351,346
Entergy Gulf States Reconstruction Funding LLC                                  87,113
FHLMC Structured Pass Through Securities                                         4,513
Ford Credit Auto Lease Trust                                                   199,356
Ford Credit Auto Owner Trust                                                    21,403
Ford Credit Floorplan Master Owner Trust                                         5,618
GE Capital Commercial Mortgage Corp                                             39,589
Greenwich Capital Commercial Funding Corp                                       48,539
GS Mortgage Securities Corp II                                                   6,619
Harley-Davidson Motorcycle Trust                                               163,754
Honda Auto Receivables Owner Trust                                              36,279
Household Automotive Trust                                                     112,680
John Deere Owner Trust                                                           4,523


--------------------------------------------------------------------------------
112  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOMURA SECURITIES (0.260%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities Corp                           $228,462
LB-UBS Commercial Mortgage Trust                                               327,441
MBNA Credit Card Master Note Trust                                             188,512
Morgan Stanley Capital I                                                        35,458
Morgan Stanley Dean Witter Capital I                                             1,139
Nissan Auto Receivables Owner Trust                                             20,760
PG&E Energy Recovery Funding LLC                                                35,509
Public Service New Hampshire Funding LLC                                        43,373
Salomon Brothers Mortgage Securities VII Inc                                   285,211
SLM Student Loan Trust                                                         414,532
USAA Auto Owner Trust                                                           40,012
Volkswagen Auto Loan Enhanced Trust                                             56,636
Wachovia Bank Commercial Mortgage Trust                                        201,376
World Omni Auto Receivables Trust                                               29,313
World Omni Automobile Lease Securitization Trust                                 4,566
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,249,867
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
AH Mortgage Advance Trust                                                     $232,191
American Home Mortgage Investment Trust                                        325,021
Banc of America Commercial Mortgage Inc                                        456,110
Banc of America Large Loan Inc                                                 907,910
Bella Vista Mortgage Trust                                                      15,798
CC Mortgage Funding Corp                                                        97,892
Commercial Mortgage Pass Through Certificates                                   27,430
Credit Suisse First Boston Mortgage Securities Corp                            299,414
Credit Suisse Mortgage Capital Certificates                                    296,126
Deutsche Mortgage Securities Inc                                               121,886
First Horizon Alternative Mortgage Securities                                   17,858
First Republic Mortgage Loan Trust                                             346,256
Ford Credit Floorplan Master Owner Trust                                       741,544
Greenwich Capital Commercial Funding Corp                                      239,652
GS Mortgage Securities Corp II                                                 677,992
Harborview Mortgage Loan Trust                                                  65,459
Harley-Davidson Motorcycle Trust                                                40,774
JP Morgan Chase Commercial Mortgage Securities Corp                          1,050,592
LB-UBS Commercial Mortgage Trust                                                61,161
MLCC Mortgage Investors Inc                                                      1,739
Morgan Stanley Capital I                                                       706,083
MortgageIT Trust                                                                31,714
Sequoia Mortgage Trust                                                           2,079
Structured Asset Securities Corp                                               111,008
Thornburg Mortgage Securities Trust                                            579,066
Wachovia Bank Commercial Mortgage Trust                                      7,782,861
WaMu Mortgage Pass Through Certificates                                        422,757
Wells Fargo Mortgage Backed Securities Trust                                    91,786
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,750,159
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Gold Pool                                                      $10,200,013
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,013
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  113

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
RiverSource VP - Diversified Equity Income Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
114  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                            ---------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2
                                               QUOTED PRICES           OTHER          LEVEL 3
                                                 IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                              IDENTICAL ASSETS(b)       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                $2,565,765,787               $--         $--        $2,565,765,787
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                         2,565,765,787                --          --         2,565,765,787
-----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                --        12,907,005          --            12,907,005
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                                --        12,907,005          --            12,907,005
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  22,864,099                --          --            22,864,099
  Investments of Cash Collateral
    Received for Securities on Loan                        --       570,381,080          --           570,381,080
-----------------------------------------------------------------------------------------------------------------
Total Other                                        22,864,099       570,381,080          --           593,245,179
-----------------------------------------------------------------------------------------------------------------
Total                                          $2,588,629,886      $583,288,085         $--        $3,171,917,971
-----------------------------------------------------------------------------------------------------------------


(A) See the Portfolio of Investments for all investment classifications not indicated in the table.

(B) There were no significant transfers between Levels 1 and 2 during the period.

(C) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  115

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Dynamic Equity Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.4%)
Ceradyne, Inc.                                          13,439(b,d)          $287,191
General Dynamics Corp.                                  89,601              5,247,035
ITT Corp.                                               19,290                866,507
Lockheed Martin Corp.                                   77,318(d)           5,760,191
Northrop Grumman Corp.                                  21,442(d)           1,167,302
Precision Castparts Corp.                               10,730(d)           1,104,332
Raytheon Co.                                           231,278             11,191,542
Rockwell Collins, Inc.                                  18,253                969,782
The Boeing Co.                                          57,330(d)           3,597,458
Triumph Group, Inc.                                      2,444(d)             162,844
United Technologies Corp.                              150,462              9,766,488
                                                                      ---------------
Total                                                                      40,120,672
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.2%)
Air Transport Services Group, Inc.                      26,290(b)             125,140
CH Robinson Worldwide, Inc.                             16,342(d)             909,596
FedEx Corp.                                             24,740              1,734,522
                                                                      ---------------
Total                                                                       2,769,258
-------------------------------------------------------------------------------------

AIRLINES (0.3%)
Alaska Air Group, Inc.                                  11,104(b)             499,125
Allegiant Travel Co.                                     6,010(d)             256,567
Hawaiian Holdings, Inc.                                 31,450(b,d)           162,597
Southwest Airlines Co.                                 211,769              2,352,753
                                                                      ---------------
Total                                                                       3,271,042
-------------------------------------------------------------------------------------

AUTO COMPONENTS (--%)
Cooper Tire & Rubber Co.                                16,699(d)             325,631
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor Co.                                         135,678(b,d)         1,367,634
Harley-Davidson, Inc.                                   88,541(d)           1,968,267
                                                                      ---------------
Total                                                                       3,335,901
-------------------------------------------------------------------------------------

BEVERAGES (1.8%)
Boston Beer Co., Inc., Class A                          13,200(b,d)           890,340
Brown-Forman Corp., Class B                             18,790(d)           1,075,352
The Coca-Cola Co.                                      383,898             19,240,967
                                                                      ---------------
Total                                                                      21,206,659
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.9%)
Amgen, Inc.                                            158,455(b)           8,334,733
Cephalon, Inc.                                          19,352(b)           1,098,226
Cubist Pharmaceuticals, Inc.                             6,885(b,d)           141,831
PDL BioPharma, Inc.                                    295,610(d)           1,661,328
                                                                      ---------------
Total                                                                      11,236,118
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Apogee Enterprises, Inc.                                11,967(d)             129,603
Insteel Industries, Inc.                                13,220(d)             153,616
Masco Corp.                                             96,124(d)           1,034,294
                                                                      ---------------
Total                                                                       1,317,513
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Apollo Investment Corp.                                 53,586(d)             499,957
BGC Partners, Inc., Class A                             51,731(d)             264,345
Franklin Resources, Inc.                                40,458              3,487,075
GFI Group, Inc.                                         34,019(d)             189,826
Knight Capital Group, Inc., Class A                     22,106(b,d)           304,842
MVC Capital, Inc.                                       14,603(d)             188,671
Oppenheimer Holdings, Inc., Class A                      3,329(d)              79,730
T Rowe Price Group, Inc.                                14,223                631,359
The Goldman Sachs Group, Inc.                           72,700              9,543,329
                                                                      ---------------
Total                                                                      15,189,134
-------------------------------------------------------------------------------------

CHEMICALS (1.2%)
CF Industries Holdings, Inc.                            17,137              1,087,343
Eastman Chemical Co.                                    14,651                781,777
EI du Pont de Nemours & Co.                             27,132                938,496
Innophos Holdings, Inc.                                  7,688(d)             200,503
Lubrizol Corp.                                          78,100              6,272,212
NewMarket Corp.                                          3,656                319,242
Olin Corp.                                              25,976(d)             469,906
OM Group, Inc.                                           9,658(b,d)           230,440
PolyOne Corp.                                           15,773(b,d)           132,809
PPG Industries, Inc.                                    13,589                820,911
Sigma-Aldrich Corp.                                      9,681(d)             482,404
Solutia, Inc.                                           16,482(b,d)           215,914
Stepan Co.                                              12,515(d)             856,401
The Sherwin-Williams Co.                                16,333(d)           1,130,080
                                                                      ---------------
Total                                                                      13,938,438
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.1%)
Bancfirst Corp.                                          5,779(d)             210,876
BB&T Corp.                                              22,248(d)             585,345
Comerica, Inc.                                           2,938                108,207
Fifth Third Bancorp                                    163,029              2,003,626
KeyCorp                                                 45,706(d)             351,479
M&T Bank Corp.                                          14,779(d)           1,255,476
Marshall & Ilsley Corp.                                 50,213                360,529
PNC Financial Services Group, Inc.                     283,343             16,008,879
SunTrust Banks, Inc.                                   136,965(d)           3,191,285
Wintrust Financial Corp.                                 2,843(d)              94,786
Zions Bancorporation                                    42,599(d)             918,860
                                                                      ---------------
Total                                                                      25,089,348
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Avery Dennison Corp.                                    26,470                850,481
Consolidated Graphics, Inc.                              2,947(b,d)           127,428
Herman Miller, Inc.                                      6,650(d)             125,486
Kimball International, Inc., Class B                    21,474(d)             118,751
Pitney Bowes, Inc.                                      40,215(d)             883,121
RR Donnelley & Sons Co.                                341,474              5,589,929
Steelcase, Inc., Class A                                21,654(d)             167,819
United Stationers, Inc.                                  5,357(b,d)           291,796
                                                                      ---------------
Total                                                                       8,154,811
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.0%)
Cisco Systems, Inc.                                    303,792(b)           6,473,807
Harris Corp.                                             8,838                368,103
InterDigital, Inc.                                      52,200(b,d)         1,288,818
Loral Space & Communications, Inc.                       2,019(b,d)            86,252
Motorola, Inc.                                         319,057(b)           2,080,251
Plantronics, Inc.                                       12,335(d)             352,781
Tellabs, Inc.                                          144,979                926,416
                                                                      ---------------
Total                                                                      11,576,428
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.6%)
Apple, Inc.                                            185,951(b)          46,772,255
Dell, Inc.                                             461,894(b)           5,570,442
NetApp, Inc.                                           157,751(b)           5,885,690
Seagate Technology                                       7,400(b,c)            96,496
Teradata Corp.                                         292,900(b)           8,927,592
Western Digital Corp.                                    4,057(b)             122,359
                                                                      ---------------
Total                                                                      67,374,834
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Comfort Systems USA, Inc.                               15,155(d)             146,397
EMCOR Group, Inc.                                       27,703(b,d)           641,879
Fluor Corp.                                             40,659(d)           1,728,007
Layne Christensen Co.                                    3,743(b,d)            90,843
Michael Baker Corp.                                      4,389(b,d)           153,176
                                                                      ---------------
Total                                                                       2,760,302
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
Advance America Cash Advance Centers, Inc.              12,263(d)              50,646
American Express Co.                                   351,592             13,958,203
AmeriCredit Corp.                                      156,400(b)           2,849,608
Cash America International, Inc.                         6,087(d)             208,601
Discover Financial Services                            217,704              3,043,502
Ezcorp, Inc., Class A                                   47,301(b,d)           877,434
SLM Corp.                                              136,105(b)           1,414,131
                                                                      ---------------
Total                                                                      22,402,125
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Boise, Inc.                                            185,300(b)           1,017,297
Rock-Tenn Co., Class A                                   4,576(d)             227,290
                                                                      ---------------
Total                                                                       1,244,587
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                                       41,101(d)           1,621,434
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
116  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED CONSUMER SERVICES (0.1%)
Corinthian Colleges, Inc.                               18,404(b,d)          $181,279
H&R Block, Inc.                                         50,376                790,400
Pre-Paid Legal Services, Inc.                            2,356(b,d)           107,174
Sotheby's                                                8,543(d)             195,379
                                                                      ---------------
Total                                                                       1,274,232
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (2.9%)
Bank of America Corp.                                  900,102             12,934,465
CIT Group, Inc.                                        336,500(b)          11,393,890
Citigroup, Inc.                                      2,689,560(b)          10,112,746
                                                                      ---------------
Total                                                                      34,441,101
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.7%)
AT&T, Inc.                                             767,321             18,561,495
Verizon Communications, Inc.                           495,710             13,889,794
                                                                      ---------------
Total                                                                      32,451,289
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.2%)
Edison International                                    34,626              1,098,337
El Paso Electric Co.                                    38,800(b,d)           750,780
Exelon Corp.                                            69,976              2,656,989
FirstEnergy Corp.                                       77,401(d)           2,726,837
Progress Energy, Inc.                                   58,808              2,306,450
Southern Co.                                           132,234(d)           4,400,747
                                                                      ---------------
Total                                                                      13,940,140
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.3%)
Emerson Electric Co.                                    62,608(d)           2,735,344
EnerSys                                                 12,968(b)             277,126
Rockwell Automation, Inc.                                2,978                146,190
                                                                      ---------------
Total                                                                       3,158,660
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Anixter International, Inc.                             12,237(b,d)           521,296
Benchmark Electronics, Inc.                             14,352(b,d)           227,479
Dolby Laboratories, Inc., Class A                       64,300(b,d)         4,030,968
Insight Enterprises, Inc.                               23,189(b,d)           305,167
Jabil Circuit, Inc.                                     52,679                700,631
Littelfuse, Inc.                                         6,599(b,d)           208,594
Plexus Corp.                                             3,484(b,d)            93,162
Tyco Electronics Ltd.                                   74,271(c)           1,884,998
                                                                      ---------------
Total                                                                       7,972,295
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Complete Production Services, Inc.                      14,615(b,d)           208,995
Diamond Offshore Drilling, Inc.                         17,497(d)           1,088,138
Dril-Quip, Inc.                                          5,902(b,d)           259,806
Ensco PLC, ADR                                          41,064(c,d)         1,612,994
FMC Technologies, Inc.                                  35,304(b)           1,859,109
Gulfmark Offshore, Inc., Class A                         6,113(b,d)           160,161
Halliburton Co.                                         53,437              1,311,878
Lufkin Industries, Inc.                                 15,560(d)             606,684
Matrix Service Co.                                      10,309(b,d)            95,977
Nabors Industries Ltd.                                  89,602(b,c)         1,578,787
National Oilwell Varco, Inc.                            44,409              1,468,606
Noble Corp.                                              9,518(b,c)           294,201
Parker Drilling Co.                                     59,414(b,d)           234,685
Rowan Companies, Inc.                                   47,606(b,d)         1,044,476
Tetra Technologies, Inc.                                18,177(b,d)           165,047
Willbros Group, Inc.                                    12,022(b,d)            88,963
                                                                      ---------------
Total                                                                      12,078,507
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.9%)
Casey's General Stores, Inc.                             9,489                331,166
Ingles Markets, Inc., Class A                            8,288(d)             124,734
Nash Finch Co.                                           2,657(d)              90,763
Ruddick Corp.                                            8,450(d)             261,866
Walgreen Co.                                            78,689              2,100,996
Wal-Mart Stores, Inc.                                  368,410             17,709,469
Whole Foods Market, Inc.                                62,368(b,d)         2,246,495
                                                                      ---------------
Total                                                                      22,865,489
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.5%)
American Italian Pasta Co., Class A                     25,827(b)           1,365,473
Cal-Maine Foods, Inc.                                    7,538(d)             240,688
Campbell Soup Co.                                        4,200                150,486
ConAgra Foods, Inc.                                     22,104                515,465
Darling International, Inc.                             20,481(b,d)           153,812
Del Monte Foods Co.                                    168,300              2,421,837
Fresh Del Monte Produce, Inc.                           16,966(b,c,d)         343,392
General Mills, Inc.                                     51,030              1,812,586
Hormel Foods Corp.                                      20,230(d)             818,910
Lancaster Colony Corp.                                  17,200(d)             917,792
Mead Johnson Nutrition Co.                             250,700             12,565,084
Sanderson Farms, Inc.                                    4,681(d)             237,514
Sara Lee Corp.                                         123,365(d)           1,739,447
The Hershey Co.                                        389,500(d)          18,668,736
                                                                      ---------------
Total                                                                      41,951,222
-------------------------------------------------------------------------------------

GAS UTILITIES (1.7%)
Oneok, Inc.                                             23,255              1,005,779
Questar Corp.                                          414,400             18,851,056
The Laclede Group, Inc.                                  5,287(d)             175,158
UGI Corp.                                               11,100                282,384
                                                                      ---------------
Total                                                                      20,314,377
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.3%)
Becton Dickinson and Co.                                16,572(d)           1,120,599
CareFusion Corp.                                        41,228(b)             935,876
CR Bard, Inc.                                            8,989(d)             696,917
ev3, Inc.                                               22,525(b)             504,785
Intuitive Surgical, Inc.                                14,983(b,d)         4,728,934
Medtronic, Inc.                                        141,052              5,115,956
Sirona Dental Systems, Inc.                              4,303(b,d)           149,917
St. Jude Medical, Inc.                                  11,784(b)             425,285
STERIS Corp.                                             6,181                192,105
Stryker Corp.                                           24,031(d)           1,202,992
                                                                      ---------------
Total                                                                      15,073,366
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.8%)
Aetna, Inc.                                             25,295                667,282
AMERIGROUP Corp.                                        18,663(b,d)           606,174
AmerisourceBergen Corp.                                 42,395(d)           1,346,041
Cardinal Health, Inc.                                   20,573                691,459
Catalyst Health Solutions, Inc.                          3,787(b,d)           130,652
Centene Corp.                                           17,888(b,d)           384,592
CIGNA Corp.                                            147,217              4,572,560
Coventry Health Care, Inc.                              47,432(b)             838,598
Emergency Medical Services Corp., Class A                4,547(b)             222,939
Express Scripts, Inc.                                   42,630(b)           2,004,463
Healthspring, Inc.                                      28,351(b,d)           439,724
Humana, Inc.                                           218,870(b)           9,995,793
Kindred Healthcare, Inc.                                27,742(b,d)           356,207
Magellan Health Services, Inc.                          16,925(b,d)           614,716
McKesson Corp.                                          18,754              1,259,519
Molina Healthcare, Inc.                                 11,390(b,d)           328,032
RehabCare Group, Inc.                                    4,590(b,d)            99,970
Sun Healthcare Group, Inc.                              11,451(b,d)            92,524
Triple-S Management Corp., Series B                     12,156(b,c)           225,494
UnitedHealth Group, Inc.                               469,987(d)          13,347,630
Universal American Corp.                                12,166(b,d)           175,190
WellCare Health Plans, Inc.                             13,459(b,d)           319,517
WellPoint, Inc.                                        138,631(b)           6,783,215
                                                                      ---------------
Total                                                                      45,502,291
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.2%)
Starwood Hotels & Resorts Worldwide, Inc.               12,982(d)             537,844
Wyndham Worldwide Corp.                                 92,220(d)           1,857,311
                                                                      ---------------
Total                                                                       2,395,155
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
American Greetings Corp., Class A                       14,339(d)             269,000
National Presto Industries, Inc.                         2,241(d)             208,099
Newell Rubbermaid, Inc.                                 83,217(d)           1,218,297
Tupperware Brands Corp.                                 13,847(d)             551,803
Whirlpool Corp.                                          1,098(d)              96,426
                                                                      ---------------
Total                                                                       2,343,625
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group, Inc.                        53,632              1,729,632
The AES Corp.                                           92,214(b)             852,057
                                                                      ---------------
Total                                                                       2,581,689
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                                 106,811              8,437,001
General Electric Co.                                 1,551,736             22,376,033
Seaboard Corp.                                             195(d)             294,450
Tyco International Ltd.                                 43,099(c,d)         1,518,378
                                                                      ---------------
Total                                                                      32,625,862
-------------------------------------------------------------------------------------

INSURANCE (6.6%)
Aflac, Inc.                                            137,829              5,881,163
Allied World Assurance Co.
 Holdings Ltd.                                          41,600(c)           1,887,808
Alterra Capital Holdings Ltd.                           11,769(c,d)           221,022


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  117

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (CONT.)
American Equity Investment Life Holding Co.            104,000             $1,073,280
American Financial Group, Inc.                          43,800              1,196,616
American Physicians Capital, Inc.                        2,569(d)              79,254
Amtrust Financial Services, Inc.                         8,321(d)             100,185
Argo Group International
 Holdings Ltd.                                           9,092(c,d)           278,124
Assurant, Inc.                                          58,511              2,030,332
Chubb Corp.                                            170,080              8,505,701
CNA Surety Corp.                                         6,309(b,d)           101,386
CNO Financial Group, Inc.                               94,345(b,d)           467,008
Endurance Specialty Holdings Ltd.                       39,500(c)           1,482,435
Flagstone Reinsurance Holdings SA                        9,026(c,d)            97,661
FPIC Insurance Group, Inc.                               3,393(b,d)            87,030
Hartford Financial
 Services Group, Inc.                                  123,843              2,740,646
Horace Mann Educators Corp.                             20,251(d)             309,840
Lincoln National Corp.                                 116,519              2,830,247
Meadowbrook Insurance Group, Inc.                       21,843(d)             188,505
MetLife, Inc.                                           88,212              3,330,885
Montpelier Re Holdings Ltd.                             86,795(c,d)         1,295,849
National Financial Partners Corp.                       20,492(b,d)           200,207
Platinum Underwriters Holdings Ltd.                     27,107(c,d)           983,713
Principal Financial Group, Inc.                        140,243(d)           3,287,296
ProAssurance Corp.                                      12,684(b,d)           719,944
Protective Life Corp.                                  148,500              3,176,415
Prudential Financial, Inc.                              96,211              5,162,682
Reinsurance Group of America, Inc.                      37,300              1,704,983
The Allstate Corp.                                     385,541             11,076,593
The Travelers Companies, Inc.                          321,459             15,831,855
Torchmark Corp.                                         30,449(d)           1,507,530
Tower Group, Inc.                                        7,998(d)             172,197
Unum Group                                              52,131              1,131,243
                                                                      ---------------
Total                                                                      79,139,635
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.7%)
NetFlix, Inc.                                          180,900(b,d)        19,654,785
NutriSystem, Inc.                                        9,333(d)             214,099
                                                                      ---------------
Total                                                                      19,868,884
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.4%)
Earthlink, Inc.                                        324,369(d)           2,581,977
eBay, Inc.                                              77,226(b,d)         1,514,402
ModusLink Global Solutions, Inc.                        26,578(b,d)           160,265
                                                                      ---------------
Total                                                                       4,256,644
-------------------------------------------------------------------------------------

IT SERVICES (4.0%)
Acxiom Corp.                                            99,800(b,d)         1,466,062
Automatic Data Processing, Inc.                         29,179              1,174,747
Cognizant Technology
 Solutions Corp., Class A                              138,863(b)           6,951,481
Computer Sciences Corp.                                  3,022                136,746
CSG Systems International, Inc.                         36,700(b,d)           672,711
DST Systems, Inc.                                       27,500(d)             993,850
IBM Corp.                                              290,900             35,920,331
TeleTech Holdings, Inc.                                  7,313(b,d)            94,265
Total System Services, Inc.                             11,825(d)             160,820
                                                                      ---------------
Total                                                                      47,571,013
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                                      183,677(b,d)           797,158
Mattel, Inc.                                            35,382                748,683
Polaris Industries, Inc.                                 2,814(d)             153,701
                                                                      ---------------
Total                                                                       1,699,542
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
Caterpillar, Inc.                                       63,953              3,841,657
Chart Industries, Inc.                                  12,577(b,d)           195,950
Eaton Corp.                                              8,632                564,878
Flowserve Corp.                                         14,136              1,198,733
Illinois Tool Works, Inc.                               31,469              1,299,040
Ingersoll-Rand PLC                                      67,807(c,d)         2,338,663
Mueller Industries, Inc.                                12,339(d)             303,539
NACCO Industries, Inc., Class A                          4,002(d)             355,218
The Manitowoc Co., Inc.                                 13,404(d)             122,513
The Toro Co.                                            84,900(d)           4,170,287
                                                                      ---------------
Total                                                                      14,390,478
-------------------------------------------------------------------------------------

MEDIA (4.4%)
CBS Corp., Class B                                     254,833(d)           3,294,991
Gannett Co., Inc.                                      104,953(d)           1,412,667
Liberty Media Corp. -- Starz, Series A                  68,800(b,e)         3,566,592
News Corp., Class A                                    126,712              1,515,476
The McClatchy Co., Class A                             196,400(b)             714,896
The New York Times Co., Class A                         32,923(b,d)           284,784
The Walt Disney Co.                                    423,584(d)          13,342,896
Time Warner, Inc.                                      684,800             19,797,568
Valassis Communications, Inc.                          204,300(b,d)         6,480,396
Viacom, Inc., Class B                                   84,655(d)           2,655,627
                                                                      ---------------
Total                                                                      53,065,893
-------------------------------------------------------------------------------------

METALS & MINING (0.7%)
AM Castle & Co.                                         12,753(b,d)           177,139
Brush Engineered Materials, Inc.                         5,342(b,d)           106,733
Freeport-McMoRan
 Copper & Gold, Inc.                                   132,436              7,830,942
Kaiser Aluminum Corp.                                    3,984(d)             138,125
Olympic Steel, Inc.                                      7,466(d)             171,494
Worthington Industries, Inc.                            17,984(d)             231,274
                                                                      ---------------
Total                                                                       8,655,707
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Dillard's, Inc., Class A                               145,087(d)           3,119,370
Family Dollar Stores, Inc.                              42,327              1,595,305
Macy's, Inc.                                            11,523                206,262
Nordstrom, Inc.                                         76,963(d)           2,477,439
Sears Holdings Corp.                                     1,202(b,d)            77,709
                                                                      ---------------
Total                                                                       7,476,085
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.9%)
Ameren Corp.                                            38,381                912,316
Consolidated Edison, Inc.                               28,287(d)           1,219,170
DTE Energy Co.                                          24,751              1,128,893
OGE Energy Corp.                                       134,600(d)           4,920,976
PG&E Corp.                                              53,593(d)           2,202,672
                                                                      ---------------
Total                                                                      10,384,027
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                            202,972              1,631,895
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.7%)
Apache Corp.                                            25,039              2,108,033
Bill Barrett Corp.                                       8,097(b,d)           249,145
Chevron Corp.                                          554,214             37,608,962
ConocoPhillips                                         603,951             29,647,955
CVR Energy, Inc.                                         8,108(b,d)            60,972
Exxon Mobil Corp.                                      293,846             16,769,791
Gran Tierra Energy, Inc.                                42,156(b,c,d)         209,094
Hess Corp.                                              19,218                967,434
Knightsbridge Tankers Ltd.                               6,119(c)             107,633
Marathon Oil Corp.                                      56,184              1,746,761
Murphy Oil Corp.                                        45,793              2,269,043
Occidental Petroleum Corp.                             106,026              8,179,906
Patriot Coal Corp.                                      12,380(b,d)           145,465
Penn Virginia Corp.                                     11,002(d)             221,250
Petroleum Development Corp.                              8,544(b,d)           218,897
Pioneer Natural Resources Co.                            2,227                132,395
Rosetta Resources, Inc.                                 14,521(b,d)           287,661
Stone Energy Corp.                                       9,098(b,d)           101,534
Swift Energy Co.                                         9,331(b,d)           251,097
The Williams Companies, Inc.                            44,199                807,958
Valero Energy Corp.                                     57,722              1,037,842
Western Refining, Inc.                                  19,486(b,d)            98,015
World Fuel Services Corp.                               17,228(d)             446,894
                                                                      ---------------
Total                                                                     103,673,737
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.5%)
Clearwater Paper Corp.                                  29,806(b,d)         1,632,177
Domtar Corp.                                           319,200(c,d)        15,688,679
International Paper Co.                                  8,977                203,150
KapStone Paper and
 Packaging Corp.                                        54,564(b,d)           607,843
Schweitzer-Mauduit
 International, Inc.                                     5,299(d)             267,335
                                                                      ---------------
Total                                                                      18,399,184
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
118  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PERSONAL PRODUCTS (0.7%)
Herbalife Ltd.                                          99,500(c)          $4,581,975
Nu Skin Enterprises, Inc., Class A                      76,485(d)           1,906,771
The Estee Lauder
 Companies, Inc., Class A                               26,445              1,473,780
                                                                      ---------------
Total                                                                       7,962,526
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.5%)
Abbott Laboratories                                    305,530             14,292,693
Bristol-Myers Squibb Co.                               229,878              5,733,157
Eli Lilly & Co.                                         96,825              3,243,638
Forest Laboratories, Inc.                              128,182(b)           3,516,032
Impax Laboratories, Inc.                                 9,362(b,d)           178,440
Johnson & Johnson                                      281,360             16,617,122
King Pharmaceuticals, Inc.                              61,372(b)             465,813
Par Pharmaceutical Companies, Inc.                      11,919(b,d)           309,417
Pfizer, Inc.                                         2,239,947(f)          31,941,644
Questcor Pharmaceuticals, Inc.                          16,876(b,d)           172,304
Valeant Pharmaceuticals International                   11,000(b,d)           575,190
Viropharma, Inc.                                        20,708(b,d)           232,137
                                                                      ---------------
Total                                                                      77,277,587
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.5%)
Administaff, Inc.                                        9,901(d)             239,208
Dun & Bradstreet Corp.                                  78,700(d)           5,282,343
SFN Group, Inc.                                         17,075(b,d)            93,230
TrueBlue, Inc.                                          19,857(b,d)           222,200
                                                                      ---------------
Total                                                                       5,836,981
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.9%)
American Capital Agency Corp.                            3,831                101,215
Anworth Mortgage Asset Corp.                            24,681(d)             175,729
Boston Properties, Inc.                                 39,594(d)           2,824,636
Capstead Mortgage Corp.                                 40,775(d)             450,972
CBL & Associates Properties, Inc.                       75,800                942,952
Chimera Investment Corp.                               352,000              1,270,720
Colonial Properties Trust                               80,900              1,175,477
Equity Residential                                      80,314(d)           3,344,274
MFA Financial, Inc.                                     43,879(d)             324,705
NorthStar Realty Finance Corp.                          22,633(d)              60,430
Simon Property Group, Inc.                              82,622              6,671,726
Ventas, Inc.                                            34,545(d)           1,621,888
Vornado Realty Trust                                    44,919(d)           3,276,841
                                                                      ---------------
Total                                                                      22,241,565
-------------------------------------------------------------------------------------

ROAD & RAIL (1.2%)
CSX Corp.                                               29,570(d)           1,467,559
Norfolk Southern Corp.                                 105,321              5,587,279
Ryder System, Inc.                                     182,002(d)           7,321,941
                                                                      ---------------
Total                                                                      14,376,779
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Advanced Micro Devices, Inc.                         1,186,600(b,d)         8,685,912
Amkor Technology, Inc.                                  10,699(b,d)            58,951
Atheros Communications, Inc.                            19,417(b,d)           534,744
Lattice Semiconductor Corp.                            235,200(b,d)         1,020,768
Micron Technology, Inc.                                395,701(b,d)         3,359,501
Power Integrations, Inc.                                 4,793(d)             154,311
Skyworks Solutions, Inc.                                20,830(b,d)           349,736
Teradyne, Inc.                                          18,491(b,d)           180,287
Texas Instruments, Inc.                                902,400(d)          21,007,872
Volterra Semiconductor Corp.                             6,878(b,d)           158,607
                                                                      ---------------
Total                                                                      35,510,689
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Blackbaud, Inc.                                          6,622(d)             144,161
Compuware Corp.                                        413,800(b)           3,302,124
Intuit, Inc.                                            17,200(b,d)           598,044
Manhattan Associates, Inc.                              24,900(b,d)           685,995
Microsoft Corp.                                      1,544,769             35,545,134
MicroStrategy, Inc., Class A                             2,510(b,d)           188,476
Net 1 UEPS Technologies, Inc.                           44,300(b,c,d)         594,063
Oracle Corp.                                           101,500              2,178,190
TIBCO Software, Inc.                                    28,881(b,d)           348,305
                                                                      ---------------
Total                                                                      43,584,492
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.4%)
AnnTaylor Stores Corp.                                   9,141(b,d)           148,724
AutoNation, Inc.                                        12,774(b,d)           249,093
Bed Bath & Beyond, Inc.                                 21,427(b)             794,513
Best Buy Co., Inc.                                      74,524              2,523,383
Big 5 Sporting Goods Corp.                               8,568(d)             112,584
Brown Shoe Co., Inc.                                    11,210(d)             170,168
Collective Brands, Inc.                                 12,794(b,d)           202,145
DSW, Inc., Class A                                      76,100(b,d)         1,709,206
Genesco, Inc.                                            9,723(b,d)           255,812
Gymboree Corp.                                           3,759(b,d)           160,547
Home Depot, Inc.                                       159,285              4,471,130
HOT Topic, Inc.                                         31,608(d)             160,569
Jo-Ann Stores, Inc.                                     15,191(b,d)           569,814
JOS A Bank Clothiers, Inc.                               4,536(b,d)           244,899
Lowe's Companies, Inc.                                  27,314                557,752
Ltd. Brands, Inc.                                      110,035(d)           2,428,472
OfficeMax, Inc.                                         19,651(b,d)           256,642
Rent-A-Center, Inc.                                    187,479(b,d)         3,798,325
Stage Stores, Inc.                                      11,781(d)             125,821
The Cato Corp., Class A                                 11,568(d)             254,727
The Childrens Place
 Retail Stores, Inc.                                     6,548(b,d)           288,243
The Dress Barn, Inc.                                    21,079(b,d)           501,891
The Finish Line, Inc., Class A                         326,400              4,546,752
The Gap, Inc.                                           29,963                583,080
The Wet Seal, Inc., Class A                             41,566(b,d)           151,716
Tiffany & Co.                                           27,533(d)           1,043,776
TJX Companies, Inc.                                     24,217(d)           1,015,903
Urban Outfitters, Inc.                                  41,080(b,d)         1,412,741
                                                                      ---------------
Total                                                                      28,738,428
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Coach, Inc.                                              8,198(d)             299,637
CROCS, Inc.                                             23,031(b,d)           243,668
Deckers Outdoor Corp.                                    4,510(b,d)           644,344
Fossil, Inc.                                             8,831(b,d)           306,436
Jones Apparel Group, Inc.                               39,808(d)             630,957
Nike, Inc., Class B                                     66,620(d)           4,500,180
Skechers U.S.A., Inc., Class A                           8,040(b,d)           293,621
VF Corp.                                                 4,459                317,392
                                                                      ---------------
Total                                                                       7,236,235
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Alliance One International, Inc.                        30,732(b,d)           109,406
Lorillard, Inc.                                        263,300             18,952,334
Reynolds American, Inc.                                  6,400                333,568
Universal Corp.                                          8,071(d)             320,257
                                                                      ---------------
Total                                                                      19,715,565
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
Fastenal Co.                                             4,849                243,371
H&E Equipment Services, Inc.                            23,958(b,d)           179,445
United Rentals, Inc.                                    13,868(b,d)           129,250
                                                                      ---------------
Total                                                                         552,066
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Sprint Nextel Corp.                                    819,753(b)           3,475,753
USA Mobility, Inc.                                      13,522(d)             174,704
                                                                      ---------------
Total                                                                       3,650,457
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,190,789,760)                                                 $1,180,799,629
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.276%                                   3,157,939(g)          $3,157,939
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,157,939)                                                         $3,157,939
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (17.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.4%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $1,999,989            $1,999,989
 07-26-10                            0.410            1,999,248             1,999,248
Grampian Funding LLC
 07-06-10                            0.400            4,998,222             4,998,222
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            6,996,733             6,996,733
Royal Park Investments Funding Corp.
 09-22-10                            0.601            3,994,267             3,994,267


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  119

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Versailles Commercial Paper LLC
 08-23-10                            0.681%          $4,994,050            $4,994,050
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      28,982,170
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (11.4%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670            4,991,454             4,991,454
Barclays Bank PLC
 08-31-10                            0.447           10,000,000            10,000,000
BNP Paribas
 10-15-10                            0.420            7,000,000             7,000,000
Credit Agricole
 10-12-10                            0.420           12,000,000            12,000,000
Credit Industrial et Commercial
 07-01-10                            0.400            5,000,000             5,000,000
Credit Suisse
 07-22-10                            0.460            5,000,000             5,000,000
Deutsche Bank AG
 12-06-10                            0.531            5,000,000             5,000,000
Dexia Credit Local
 07-28-10                            0.650            4,000,033             4,000,033
DZ Bank AG
 07-07-10                            0.510            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-07-10                            0.500            4,999,514             4,999,514
KBC Bank NV
 07-07-10                            0.690            5,000,000             5,000,000
Norinchukin Bank
 08-25-10                            0.550           10,000,000            10,000,000
Rabobank Group
 10-27-10                            0.397            5,000,000             5,000,000
 11-03-10                            0.411            3,000,000             3,000,000
Raiffeisen Zentralbank Oesterreich
 07-06-10                            0.520            4,999,495             4,999,495
Royal Bank of Scotland
 08-16-10                            0.540           10,000,000            10,000,000
Societe Generale
 09-01-10                            0.655            5,000,000             5,000,000
Sumitomo Mitsui Banking Corp.
 08-20-10                            0.510            7,000,000             7,000,000
Unicredit BK AG
 07-02-10                            0.400            5,000,000             5,000,000
 07-12-10                            0.420            2,000,000             2,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500            5,000,000             5,000,000
Westpack Banking Corp.
 11-04-10                            0.391           10,000,000            10,000,000
                                                                      ---------------
Total                                                                     134,990,496
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.8%)
Toyota Motor Credit Corp.
 08-19-10                            0.531            9,986,308             9,986,308
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.0%)(h)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $1,145,992                          0.030            1,145,991             1,145,991
Morgan Stanley
 dated 01-21-10, matures 07-30-10,
 repurchase price
 $10,003,000                         0.360           10,000,000            10,000,000
Morgan Stanley
 dated 03-04-10, matures 07-30-10,
 repurchase price
 $15,005,375                         0.430           15,000,000            15,000,000
                                                                      ---------------
Total                                                                      36,145,991
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $210,104,965)                                                     $210,104,965
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,404,052,664)                                                 $1,394,062,533
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                       72            $18,478,800      Sept. 2010           $(272,423)



NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.12% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.


--------------------------------------------------------------------------------
120  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) At June 30, 2010, investments in securities included securities valued at $8,983,800 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $12,160
Fannie Mae Interest Strip                                                      125,774
Fannie Mae Pool                                                              2,020,455
Fannie Mae Principal Strip                                                       2,053
Fannie Mae REMICS                                                            1,457,272
Federal Farm Credit Bank                                                       638,254
Federal Home Loan Banks                                                        877,662
Federal Home Loan Mortgage Corp                                                629,350
Federal National Mortgage Association                                          309,893
FHLMC Structured Pass Through Securities                                       296,090
Freddie Mac Discount Notes                                                      45,687
Freddie Mac Gold Pool                                                          157,067
Freddie Mac Non Gold Pool                                                      617,861
Freddie Mac Reference REMIC                                                     10,749
Freddie Mac REMICS                                                             162,769
Freddie Mac Strips                                                             174,244
Ginnie Mae I Pool                                                              845,877
Ginnie Mae II Pool                                                             702,535
GNMA Callable Pass Through Securities                                           13,617
Government National Mortgage Association                                       326,180
United States Treasury Inflation Indexed Bonds                                  74,398
United States Treasury Note/Bond                                                99,704
United States Treasury Strip Coupon                                            529,909
United States Treasury Strip Principal                                          70,440
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $204,518
Government National Mortgage Association                                       964,393
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $1,168,911
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $808,514
Amstel Funding Corp                                                          1,249,828
Atlantic Asset Securitization LLC                                              220,718
Autobahn Funding Company                                                       231,425
Compass Sec LLC                                                                297,334
Ebury Finance Ltd                                                            1,232,211
LMA LMA Americas                                                               696,273
Nationwide Building Society                                                    707,888
NRW Bank                                                                     1,152,042
Romulus Funding Corp                                                           154,912


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  121

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.360%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Scaldis & Scaldis                                                             $857,308
Scaldis Capital Ltd/LLC                                                        499,698
Silver Tower US Fund                                                         1,404,955
Surrey Funding Corp                                                            470,025
White Point Funding Inc                                                        516,869
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,500,000
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $301,617
American Express Credit Account Master Trust                                   261,081
Banc of America Large Loan Inc                                                 188,020
Brazos Higher Education Authority                                               95,973
Capital Auto Receivables Asset Trust                                           176,274
Capital One Multi-Asset Execution Trust                                         99,021
Chase Issuance Trust                                                           125,291
Citibank Credit Card Issuance Trust                                            650,553
Citigroup Commercial Mortgage Trust                                            371,007
Citigroup/Deutsche Bank Commercial Mortgage Trust                              259,443
College Loan Corp Trust                                                         90,635
Commercial Mortgage Asset Trust                                                 98,195
Commercial Mortgage Pass Through Certificates                                  374,573
Credit Suisse First Boston Mortgage Securities Corp                            231,065
Credit Suisse Mortgage Capital Certificates                                    561,652
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    82,938
DFR Middle Market CLO Ltd                                                      419,271
Discover Card Master Trust I                                                    83,009
Education Funding Capital Trust I                                              123,121
Fannie Mae Whole Loan                                                          184,317
First Union National Bank Commercial Mortgage                                  147,046
Ford Credit Auto Owner Trust                                                   119,671
Granite Master Issuer PLC                                                      241,157
GS Mortgage Securities Corp II                                                 215,106
JP Morgan Chase Commercial Mortgage Securities Corp                             78,092
LB-UBS Commercial Mortgage Trust                                                88,618
Leafs CDO I Ltd                                                                654,958
Marathon CLO Ltd                                                             1,065,798
MBNA Credit Card Master Note Trust                                             681,817
Merrill Auto Trust Securitization                                              129,739
Merrill Lynch Floating Trust                                                   106,584
Merrill Lynch Mortgage Trust                                                   275,622
Merrill Lynch/Countrywide Commercial Mortgage Trust                            104,292
Morgan Stanley Capital I                                                       566,954
Northstar Education Finance Inc                                                160,114
Saxon Asset Securities Trust                                                    65,825
SLC Student Loan Trust                                                         295,023
SLM Student Loan Trust                                                       4,167,534
Structured Asset Mortgage Investments Inc                                       99,578
Wachovia Bank Commercial Mortgage Trust                                      1,372,035
WaMu Mortgage Pass Through Certificates                                         62,341
Wells Fargo Mortgage Backed Securities Trust                                   181,823
World Omni Auto Receivables Trust                                               87,796
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,744,579
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
122  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  123

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Dynamic Equity Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                            ---------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2
                                               QUOTED PRICES           OTHER          LEVEL 3
                                                 IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                              IDENTICAL ASSETS(b)       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                $1,180,799,629               $--         $--        $1,180,799,629
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                         1,180,799,629                --          --         1,180,799,629
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                   3,157,939                --          --             3,157,939
  Investments of Cash Collateral
    Received for Securities on Loan                        --       210,104,965          --           210,104,965
-----------------------------------------------------------------------------------------------------------------
Total Other                                         3,157,939       210,104,965          --           213,262,904
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                       1,183,957,568       210,104,965          --         1,394,062,533
Other Financial Instruments(d)                       (272,423)               --          --              (272,423)
-----------------------------------------------------------------------------------------------------------------
Total                                          $1,183,685,145      $210,104,965         $--        $1,393,790,110
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
124  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (96.5%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ARGENTINA (0.2%)
Argentina Bonos
 Senior Unsecured
 09-12-13                            7.000%            $2,622,000          $2,320,858
 10-03-15                            7.000                300,000             240,375
Argentina Government International Bond
 Senior Unsecured
 12-15-35                            0.000              4,700,000(i)          358,375
                                                                      ---------------
Total                                                                       2,919,608
-------------------------------------------------------------------------------------

AUSTRALIA (1.5%)
Australia & New Zealand Banking Group Ltd.
 (AUD)
 11-08-11                            6.500              1,680,000           1,434,705
New South Wales Treasury Corp.
 (AUD)
 Local Government Guaranteed
 05-01-12                            6.000             16,230,000          13,950,604
Telstra Corp., Ltd.
 Senior Unsecured
 04-01-12                            6.375              1,050,000           1,125,699
Westpac Banking Corp.
 (AUD)
 Senior Unsecured
 09-24-12                            7.250              1,700,000           1,479,192
Woodside Finance Ltd.
 11-10-14                            4.500              3,535,000(d)        3,632,198
                                                                      ---------------
Total                                                                      21,622,398
-------------------------------------------------------------------------------------

AUSTRIA (1.0%)
Austria Government Bond
 (EUR)
 07-15-14                            4.300             11,175,000          15,027,992
-------------------------------------------------------------------------------------

BELGIUM (2.1%)
Belgium Government Bond
 (EUR)
 03-28-11                            3.500              4,925,000           6,141,030
 09-28-12                            5.000             16,635,000          22,060,348
Fortis Bank SA/NV
 (EUR)
 Senior Unsecured
 05-30-14                            4.500              1,910,000           2,480,156
                                                                      ---------------
Total                                                                      30,681,534
-------------------------------------------------------------------------------------

BERMUDA (0.1%)
Bacardi Ltd.
 Senior Notes
 04-01-14                            7.450                810,000(d)          944,402
-------------------------------------------------------------------------------------

BRAZIL (2.4%)
Banco Nacional de Desenvolvimento Economico e Social
 Senior Unsecured
 06-16-18                            6.369              1,165,000(d)        1,239,269
 06-10-19                            6.500              2,260,000(d)        2,416,880
Brazil Notas do Tesouro Nacional
 (BRL)
 01-01-12                           10.000              2,178,000          12,320,284
 01-01-13                           10.000              2,242,900          12,468,825
Brazilian Government International Bond
 01-15-18                            8.000              1,471,111           1,706,489
Brazilian Government International Bond
 (BRL)
 01-05-16                           12.500              2,400,000           1,479,470
Brazilian Government International Bond
 Senior Unsecured
 10-14-19                            8.875                335,000             438,013
 01-07-41                            5.625              1,000,000             985,500
Centrais Eletricas Brasileiras SA
 Senior Unsecured
 07-30-19                            6.875              1,025,000(d)        1,113,850
                                                                      ---------------
Total                                                                      34,168,580
-------------------------------------------------------------------------------------

CANADA (2.6%)
Canadian Government Bond
 (CAD)
 06-01-18                            4.250              2,600,000           2,675,912
Cascades, Inc.
 12-15-17                            7.750              2,480,000           2,467,600
Devon Financing Corp. ULC
 09-30-11                            6.875                355,000             379,021
EnCana Corp.
 Senior Unsecured
 11-01-11                            6.300                 95,000             100,520
Nova Chemicals Corp.
 Senior Unsecured
 11-01-16                            8.375              1,088,000           1,082,560
 11-01-19                            8.625                585,000             579,150
Province of British Columbia Canada
 (CAD)
 06-18-14                            5.300              6,140,000           6,371,411
Province of Ontario Canada
 (CAD)
 03-08-14                            5.000              8,285,000           8,452,256
Province of Quebec Canada
 (CAD)
 12-01-17                            4.500              8,300,000           8,247,604
Royal Bank of Canada
 (EUR)
 Senior Unsecured
 01-18-13                            3.250              2,235,000           2,836,756
The Toronto-Dominion Bank
 (EUR)
 Senior Unsecured
 05-14-15                            5.375              2,100,000          $2,902,772
Thomson Reuters Corp.
 Senior Unsecured
 04-15-40                            5.850               $745,000             791,549
TransAlta Corp.
 Senior Unsecured
 03-15-40                            6.500                540,000             557,022
                                                                      ---------------
Total                                                                      37,444,133
-------------------------------------------------------------------------------------

CAYMAN ISLANDS (0.4%)
Allstate Life Funding LLC
 (GBP)
 Senior Secured
 01-17-11                            6.375              2,200,000           3,350,429
Pacific Life Funding LLC
 (GBP)
 Secured
 02-08-11                            6.250              1,650,000           2,519,229
                                                                      ---------------
Total                                                                       5,869,658
-------------------------------------------------------------------------------------

COLOMBIA (0.4%)
Colombia Government International Bond
 09-18-37                            7.375              1,350,000           1,586,250
Colombia Government International Bond
 Senior Unsecured
 03-18-19                            7.375                950,000           1,111,500
Columbia Government International Bond
 Senior Unsecured
 01-18-41                            6.125              1,665,000(n)        1,688,952
Ecopetrol SA
 Senior Unsecured
 07-23-19                            7.625                855,000             968,288
                                                                      ---------------
Total                                                                       5,354,990
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.1%)
Czech Republic Government Bond
 (CZK)
 06-16-13                            3.700             42,800,000           2,115,434
-------------------------------------------------------------------------------------

DENMARK (0.4%)
Nykredit Realkredit A/S
 (DKK)
 04-01-28                            5.000             34,135,666           5,874,484
-------------------------------------------------------------------------------------

EL SALVADOR (0.1%)
El Salvador Government International Bond
 Senior Unsecured
 01-24-23                            7.750                760,000(d)          834,100
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  125

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FRANCE (4.3%)
BNP Paribas
 (EUR)
 Senior Subordinated Notes
 12-17-12                            5.250%             1,965,000          $2,572,035
Caisse Refinancement de l'Habitat
 (EUR)
 10-11-10                            4.375              3,150,000           3,884,994
Credit Agricole SA
 (EUR)
 Senior Unsecured
 06-24-13                            6.000              1,950,000           2,633,481
EDF SA
 (EUR)
 Senior Unsecured
 02-05-18                            5.000              1,450,000           1,963,468
France Government Bond OAT
 (EUR)
 04-25-12                            5.000              1,860,000           2,447,336
 04-25-13                            4.000             18,885,000          24,944,643
 10-25-16                            5.000              8,420,000          11,913,531
 10-25-19                            3.750              4,400,000           5,712,583
France Telecom SA
 (EUR)
 Senior Unsecured
 02-21-17                            4.750              3,435,000           4,627,533
Veolia Environnement
 (EUR)
 Senior Unsecured
 01-16-17                            4.375              1,050,000           1,365,116
                                                                      ---------------
Total                                                                      62,064,720
-------------------------------------------------------------------------------------

GERMANY (5.7%)
Bayerische Landesbank
 (JPY)
 04-22-13                            1.400            576,000,000           6,594,014
Bundesrepublik Deutschland
 (EUR)
 01-04-15                            3.750              5,250,000           7,082,213
 07-04-19                            3.500              7,100,000           9,397,802
 07-04-27                            6.500             13,140,000          23,097,847
 07-04-28                            4.750              5,110,000           7,547,269
 07-04-34                            4.750             12,725,000          19,214,569
Landwirtschaftliche Rentenbank
 (AUD)
 Government Guaranteed
 06-15-11                            5.750              4,380,000           3,709,735
Rheinische Hypothekenbank AG
 (EUR)
 07-05-10                            5.750              4,210,000(d)        5,150,661
                                                                      ---------------
Total                                                                      81,794,110
-------------------------------------------------------------------------------------

GREECE (0.4%)
Hellenic Republic Government Bond
 (EUR)
 Senior Unsecured
 03-20-24                            4.700              8,380,000           5,851,211
-------------------------------------------------------------------------------------

INDONESIA (1.7%)
Indonesia Government International Bond
 Senior Unsecured
 01-17-18                            6.875              2,080,000(d)        2,350,400
 03-13-20                            5.875                300,000(d)          316,125
 02-17-37                            6.625              1,095,000(d)        1,144,275
 01-17-38                            7.750                610,000(d)          719,800
Indonesia Treasury Bond
 (IDR)
 Senior Unsecured
 05-15-16                           10.750         26,710,000,000           3,325,208
 11-15-20                           11.000         70,820,000,000           9,240,756
Indonesia Treasury Bond
 (IDR)
 Senior Unsecured
 07-15-22                           10.250         53,607,000,000           6,604,300
Perusahaan Penerbit SBSN
 Senior Unsecured
 04-23-14                            8.800                465,000(d,n)        541,409
                                                                      ---------------
Total                                                                      24,242,273
-------------------------------------------------------------------------------------

ITALY (2.9%)
Intesa Sanpaolo SpA
 (EUR)
 Senior Unsecured
 12-19-13                            5.375              1,200,000           1,572,921
Italy Buoni Poliennali Del Tesoro
 (EUR)
 04-15-12                            4.000              6,060,000           7,655,709
 08-01-15                            3.750              2,410,000           3,045,746
 02-01-19                            4.250              8,530,000          10,663,256
 11-01-26                            7.250             10,475,191          16,182,802
 11-01-27                            6.500              1,800,000           2,597,499
Telecom Italia Capital SA
 10-01-15                            5.250                260,000             262,405
                                                                      ---------------
Total                                                                      41,980,338
-------------------------------------------------------------------------------------

JAPAN (11.4%)
Bayer Holding Ltd.
 (JPY)
 06-28-12                            1.955            130,000,000           1,484,595
Development Bank of Japan
 (JPY)
 Government Guaranteed
 06-20-12                            1.400          1,227,000,000          14,179,277
Japan Government 10-Year Bond
 (JPY)
 Senior Unsecured
 06-20-12                            1.400            295,600,000           3,426,609
 12-20-12                            1.000          2,229,500,000          25,744,418
 12-20-14                            1.300            716,000,000           8,449,732
 09-20-17                            1.700          2,538,000,000          30,900,480
Japan Government 20-Year Bond
 (JPY)
 Senior Unsecured
 12-20-22                            1.400          1,063,000,000         $12,046,503
 12-20-26                            2.100          2,383,000,000          28,620,213
 09-20-29                            2.100            945,000,000          11,203,350
Japan Government 30-Year Bond
 (JPY)
 Senior Unsecured
 12-20-34                            2.400            890,000,000         $11,051,770
 03-20-39                            2.300            420,000,000           5,133,561
Japanese Government CPI-Linked Bond
 (JPY)
 Senior Unsecured
 03-10-18                            1.400          1,090,272,000(g)       12,199,993
                                                                      ---------------
Total                                                                     164,440,501
-------------------------------------------------------------------------------------

KAZAKHSTAN (0.1%)
KazMunaiGaz Finance Sub BV
 07-02-18                            9.125               $750,000(d)          870,000
-------------------------------------------------------------------------------------

LUXEMBOURG (0.4%)
ArcelorMittal
 Senior Unsecured
 06-01-19                            9.850              2,965,000           3,705,186
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                            8.500              1,256,000(d)        1,199,844
Gaz Capital SA for Gazprom
 Senior Unsecured
 11-22-16                            6.212                600,000(d)          605,280
 08-16-37                            7.288                570,000(d)          562,590
                                                                      ---------------
Total                                                                       6,072,900
-------------------------------------------------------------------------------------

MALAYSIA (0.6%)
Petronas Capital Ltd.
 05-22-12                            7.000              1,895,000(d)        2,069,776
 05-22-12                            7.000                315,000             344,134
 08-12-19                            5.250              6,025,000(d)        6,356,284
                                                                      ---------------
Total                                                                       8,770,194
-------------------------------------------------------------------------------------

MEXICO (1.6%)
Mexican Bonos
 (MXN)
 12-19-13                            8.000             76,600,000           6,344,973
 12-17-15                            8.000            171,680,000          14,306,999
Mexican Government International Bond
 Senior Unsecured
 09-27-34                            6.750                315,000             363,038
Pemex Project Funding Master Trust
 03-01-18                            5.750              1,813,000           1,899,273
 05-03-19                            8.000                100,000             119,000
                                                                      ---------------
Total                                                                      23,033,283
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
126  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NETHERLANDS (3.2%)
Allianz Finance II BV
 (EUR)
 11-23-16                            4.000%               750,000            $962,203
BMW Finance NV
 (EUR)
 09-19-13                            8.875              1,950,000           2,853,019
Deutsche Telekom International Finance BV
 (EUR)
 01-19-15                            4.000              3,755,000           4,773,415
Deutsche Telekom International Finance BV
 (GBP)
 12-09-10                            6.250              1,190,000           1,811,069
E.ON International Finance BV
 (EUR)
 10-02-17                            5.500              1,040,000           1,458,635
ING Groep NV
 (EUR)
 Senior Unsecured
 05-31-17                            4.750              3,125,000           3,949,902
Netherlands Government Bond
 (EUR)
 07-15-12                            5.000              9,920,000          13,162,835
 07-15-13                            4.250              8,141,000          10,901,822
Rabobank Nederland NV
 (EUR)
 Senior Unsecured
 04-04-12                            4.125              2,290,000           2,933,831
Telefonica Europe BV
 09-15-10                            7.750             $3,725,000           3,771,592
                                                                      ---------------
Total                                                                      46,578,323
-------------------------------------------------------------------------------------

NEW ZEALAND (0.8%)
New Zealand Government Bond
 (NZD)
 04-15-13                            6.500             16,830,000          12,236,557
-------------------------------------------------------------------------------------

NORWAY (1.3%)
Eksportfinans ASA
 (GBP)
 Senior Unsecured
 09-06-10                            6.000              3,070,000           4,625,798
Norway Government Bond
 (NOK)
 05-16-11                            6.000             88,545,000          14,049,503
                                                                      ---------------
Total                                                                      18,675,301
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (0.4%)
Philippine Government International Bond
 Senior Unsecured
 01-14-31                            7.750              1,645,000           1,906,226
 10-23-34                            6.375                300,000             300,360
Power Sector Assets & Liabilities Management Corp. Government Guaranteed
 05-27-19                            7.250              2,600,000(d,n)      2,876,120
 12-02-24                            7.390                200,000(d)          218,384
                                                                      ---------------
Total                                                                       5,301,090
-------------------------------------------------------------------------------------

POLAND (1.6%)
Poland Government Bond
 (PLN)
 04-25-13                            5.250             23,790,000          $7,067,751
 10-25-17                            5.250             54,320,000          15,625,358
                                                                      ---------------
Total                                                                      22,693,109
-------------------------------------------------------------------------------------

QATAR (0.3%)
Qatar Government International Bond
 Senior Notes
 04-09-19                            6.550             $1,750,000(d)        1,982,263
 01-20-20                            5.250              1,365,000(d)        1,423,013
 01-20-40                            6.400                200,000(d)          212,500
Ras Laffan Liquefied Natural Gas Co., Ltd. III
 Senior Secured
 09-30-14                            5.500                890,000(d)          949,972
                                                                      ---------------
Total                                                                       4,567,748
-------------------------------------------------------------------------------------

RUSSIA (0.4%)
Russian Foreign Bond -- Eurobond
 03-31-30                            7.500              4,540,200(d)        5,124,751
TransCapitalInvest Ltd. for OJSC AKTransneft
 Senior Unsecured
 03-05-14                            5.670                670,000(d)          682,900
                                                                      ---------------
Total                                                                       5,807,651
-------------------------------------------------------------------------------------

SOUTH AFRICA (0.5%)
South Africa Government Bond
 (ZAR)
 Senior Unsecured
 12-21-14                            8.750             52,890,000           7,107,986
-------------------------------------------------------------------------------------

SOUTH KOREA (0.4%)
Export-Import Bank of Korea
 Senior Unsecured
 01-21-14                            8.125              3,430,000           3,914,525
 01-14-15                            5.875              1,820,000           1,970,929
                                                                      ---------------
Total                                                                       5,885,454
-------------------------------------------------------------------------------------

SPAIN (2.7%)
Ayt Cedulas Cajas Global
 (EUR)
 06-14-18                            4.250              4,900,000           5,475,002
Caja de Ahorros y Monte de Piedad de Madrid
 (EUR)
 03-25-11                            3.500              5,800,000           7,117,972
Instituto de Credito Oficial
 (AUD)
 Government Guaranteed
 03-08-11                            5.500              3,840,000           3,206,185
Santander International Debt SA
 (EUR)
 Bank Guaranteed
 04-11-11                            5.125              5,000,000           6,240,442
Spain Government Bond
 (EUR)
 07-30-17                            5.500              6,950,000           9,051,736
Telefonica Emisiones SAU
 04-27-20                            5.134              5,545,000           5,557,715
Telefonica Emisiones SAU
 (EUR)
 02-02-16                            4.375              1,850,000           2,304,679
                                                                      ---------------
Total                                                                      38,953,731
-------------------------------------------------------------------------------------

SUPRA-NATIONAL (0.9%)
Corp. Andina de Fomento
 Senior Unsecured
 06-04-19                            8.125              2,620,000           3,219,420
European Investment Bank
 (GBP)
 Senior Unsecured
 12-07-11                            5.500              5,810,000           9,221,282
                                                                      ---------------
Total                                                                      12,440,702
-------------------------------------------------------------------------------------

SWEDEN (0.9%)
Sweden Government Bond
 (SEK)
 05-05-14                            6.750             86,540,000          13,095,846
-------------------------------------------------------------------------------------

TUNISIA (0.3%)
Banque Centrale de Tunisie SA
 (JPY)
 08-02-10                            3.300            360,000,000           4,073,397
-------------------------------------------------------------------------------------

TURKEY (0.3%)
Turkey Government International Bond
 Senior Unsecured
 07-14-17                            7.500                950,000           1,085,375
 04-03-18                            6.750                696,000             761,285
 11-07-19                            7.500                225,000             256,500
 06-05-20                            7.000              1,330,000           1,469,650
 03-17-36                            6.875              1,010,000           1,042,825
                                                                      ---------------
Total                                                                       4,615,635
-------------------------------------------------------------------------------------

UNITED KINGDOM (3.5%)
MetLife of Connecticut
 (JPY)
 05-24-12                            0.653            400,000,000(h)        4,333,560
SABMiller PLC
 Senior Unsecured
 07-15-18                            6.500              1,500,000(d)        1,745,168
United Kingdom Gilt
 (GBP)
 03-07-19                            4.500              6,900,000          11,310,419
 03-07-25                            5.000              1,965,000           3,295,289
 12-07-27                            4.250              5,500,000           8,418,786
 03-07-36                            4.250              4,360,000           6,587,848
 12-07-38                            4.750              5,200,000           8,517,970
 12-07-49                            4.250              3,750,000           5,695,557
                                                                      ---------------
Total                                                                      49,904,597
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  127

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (37.9%)
AmeriCredit Automobile Receivables Trust
 Series 2007-DF Class A3A (AGM)
 07-06-12                            5.490%              $163,044(k)         $163,616
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                            7.375                856,000(d)          834,600
Anadarko Petroleum Corp.
 03-15-40                            6.200                670,000             530,091
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                            7.625                705,000(n)          671,926
Anheuser-Busch InBev Worldwide, Inc.
 01-15-14                            7.200              2,595,000(d)        2,983,822
Ashland, Inc.
 06-01-17                            9.125                605,000             662,475
AT&T, Inc.
 Senior Unsecured
 02-15-39                            6.550              7,875,000           8,820,716
Ball Corp.
 09-01-16                            7.125                 90,000              94,163
 03-15-18                            6.625                500,000             501,250
 09-01-19                            7.375                 95,000              98,800
 09-15-20                            6.750                538,000             539,345
Bank of America Corp.
 (GBP)
 Senior Unsecured
 02-02-11                            0.768              2,850,000(h)        4,228,094
Bank of America Corp.
 Senior Unsecured
 05-01-18                            5.650              7,245,000           7,418,210
BMW Vehicle Lease Trust
 Series 2009-1 Class A2
 04-15-11                            2.040              1,577,605           1,579,758
Brocade Communications Systems, Inc.
 Senior Secured
 01-15-18                            6.625                250,000(d)          247,500
 01-15-20                            6.875                219,000(d)          217,358
Burlington Northern Santa Fe LLC
 Senior Unsecured
 05-01-40                            5.750              2,355,000           2,490,858
CC Holdings GS V LLC/Crown Castle GS III Corp.
 Senior Secured
 05-01-17                            7.750              2,445,000(d)        2,585,587
CCO Holdings LLC/Capital Corp.
 04-30-18                            7.875                487,000(d)          488,218
 04-30-20                            8.125                209,000(d)          213,703
CenterPoint Energy Resources Corp. Senior Unsecured
 02-15-11                            7.750              2,575,000           2,674,920
CF Industries, Inc.
 05-01-18                            6.875                240,000             243,600
 05-01-20                            7.125                240,000             246,600
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                            8.000              2,980,000(d)        3,099,200
Chesapeake Energy Corp.
 01-15-16                            6.625                895,000             909,544
CIT Group, Inc.
 Senior Secured
 05-01-16                            7.000              1,630,000           1,487,375
CitiFinancial Auto Issuance Trust
 Series 2009-1 Class A2
 11-15-12                            1.830             14,391,770(d)       14,441,083
Citigroup, Inc.
 (EUR)
 Senior Unsecured
 08-02-19                            5.000              1,905,000           2,278,091
Citigroup, Inc.
 Senior Unsecured
 05-15-18                            6.125              2,495,000           2,603,987
Citigroup/Deutsche Bank Commercial Mortgage Trust
 Series 2005-CD1 Class ASB
 07-15-44                            5.397              1,075,000(f)        1,142,498
Clorox Co.
 Senior Unsecured
 03-01-13                            5.000                 55,000              59,642
Colorado Interstate Gas Co.
 Senior Unsecured
 11-15-15                            6.800              2,231,000           2,570,681
Comcast Corp.
 03-15-11                            5.500              3,450,000           3,551,637
 07-01-39                            6.550              3,695,000           4,040,785
Commercial Mortgage Pass-Through Certificates
 Series 2006-CN2A Class BFL
 02-05-19                            0.661                450,000(d,f,h)      380,245
Cooper-Standard Automotive, Inc.
 Senior Notes
 05-01-18                            8.500                374,000(d)          375,870
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2002-CKS4 Class A1
 11-15-36                            4.485                501,654(f)          505,741
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C1 Class A4
 01-15-37                            4.750              4,225,000(f)        4,365,303
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2004-C2 Class A1
 05-15-36                            3.819                104,237(f)          104,691
Cricket Communications, Inc.
 Senior Secured
 05-15-16                            7.750                986,000           1,005,720
CSC Holdings LLC
 Senior Unsecured
 04-15-14                            8.500                930,000             969,525
 02-15-19                            8.625                220,000             231,275
DaVita, Inc.
 03-15-13                            6.625              1,800,000           1,802,250
Del Monte Corp.
 10-15-19                            7.500              1,110,000(d)        1,134,975
Denbury Resources, Inc.
 04-01-13                            7.500              1,120,000           1,132,600
 03-01-16                            9.750                885,000             955,800
DISH DBS Corp.
 10-01-14                            6.625              1,906,000           1,906,000
 02-01-16                            7.125                710,000             711,775
Dominion Resources, Inc.
 Senior Unsecured
 08-01-33                            5.250              5,075,000           5,554,445
DTE Energy Co.
 Senior Unsecured
 06-01-11                            7.050                375,000             393,512
Duke Energy Corp.
 Senior Unsecured
 02-01-14                            6.300              2,200,000           2,476,118
Duke Energy Indiana, Inc.
 1st Mortgage
 08-15-38                            6.350              1,770,000           2,109,013
Dunkin Securitization
 Series 2006-1 Class A2 (AMBAC)
 06-20-31                            5.779              2,125,000(d,k)      2,070,473
El Paso Corp.
 Senior Unsecured
 12-12-13                           12.000              1,305,000           1,507,275
Embarq Corp.
 Senior Unsecured
 06-01-36                            7.995              3,310,000           3,284,923
ERAC USA Finance LLC
 10-15-37                            7.000              2,965,000(d)        3,230,958
Federal Home Loan Mortgage Corp. #A11799
 08-01-33                            6.500                 65,944(f)           73,191
Federal Home Loan Mortgage Corp. #A15881
 11-01-33                            5.000                587,869(f)          630,454
Federal Home Loan Mortgage Corp. #E01377
 05-01-18                            4.500                282,815(f)          299,723
Federal Home Loan Mortgage Corp. #E91326
 09-01-17                            6.500                 61,241(f)           66,788
Federal Home Loan Mortgage Corp. #E99967
 10-01-18                            5.000                323,685(f)          349,275
Federal Home Loan Mortgage Corp. #G01535
 04-01-33                            6.000                530,624(f)          592,705
Federal National Mortgage Association
 10-15-14                            4.625              9,850,000(n)       10,988,236
 11-15-30                            6.625              7,000,000(n)        9,103,199
Federal National Mortgage Association #254632
 02-01-18                            5.500                764,891(f)          829,010
Federal National Mortgage Association #254686
 04-01-18                            5.500                886,301(f)          962,537
Federal National Mortgage Association #254722
 05-01-18                            5.500                466,328(f)          506,440
Federal National Mortgage Association #255079
 02-01-19                            5.000              2,804,716(f)        3,016,604
Federal National Mortgage Association #255377
 08-01-34                            7.000                218,696(f)          243,668
Federal National Mortgage Association #440730
 12-01-28                            6.000                377,039(f)          418,671
Federal National Mortgage Association #555417
 05-01-33                            6.000                606,983(f)          670,090


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
128  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Federal National Mortgage Association #555528
 04-01-33                            6.000%            $1,005,442(f)       $1,109,033
Federal National Mortgage Association #555531
 06-01-33                            5.500              1,475,616(f)        1,591,452
Federal National Mortgage Association #555734
 07-01-23                            5.000                354,997(f)          379,053
Federal National Mortgage Association #555740
 08-01-18                            4.500                158,817(f)          169,333
Federal National Mortgage Association #555851
 01-01-33                            6.500              2,215,963(f)        2,474,054
Federal National Mortgage Association #575487
 04-01-17                            6.500                144,749(f)          157,628
Federal National Mortgage Association #621581
 12-01-31                            6.500                197,916(f)          222,142
Federal National Mortgage Association #631315
 02-01-17                            5.500                 97,078(f)          105,764
Federal National Mortgage Association #639965
 08-01-17                            6.000                342,811(f)          373,544
Federal National Mortgage Association #640996
 05-01-32                            7.500                128,175(f)          145,896
Federal National Mortgage Association #646147
 06-01-32                            7.000                122,917(f)          140,591
Federal National Mortgage Association #652284
 08-01-32                            6.500                138,677(f)          154,829
Federal National Mortgage Association #653145
 07-01-17                            6.000                 60,501(f)           65,977
Federal National Mortgage Association #654121
 09-01-17                            6.000                246,124(f)          269,048
Federal National Mortgage Association #655589
 08-01-32                            6.500                547,920(f)          619,314
Federal National Mortgage Association #666424
 08-01-32                            6.500                101,142(f)          112,922
Federal National Mortgage Association #670461
 11-01-32                            7.500                 75,261(f)           85,666
Federal National Mortgage Association #684595
 03-01-33                            6.000                345,886(f)          381,524
Federal National Mortgage Association #687583
 04-01-33                            6.000              1,266,299(f)        1,405,143
Federal National Mortgage Association #688034
 03-01-33                            5.500                160,610(f)          175,451
Federal National Mortgage Association #688691
 03-01-33                            5.500                245,210(f)          264,459
Federal National Mortgage Association #720786
 09-01-33                            5.500                773,876(f)          834,626
Federal National Mortgage Association #725162
 02-01-34                            6.000              1,101,559(f)        1,213,333
Federal National Mortgage Association #725232
 03-01-34                            5.000                546,623(f)          581,322
Federal National Mortgage Association #725424
 04-01-34                            5.500              2,931,879(f)        3,162,032
Federal National Mortgage Association #735029
 09-01-13                            5.321                480,635(f)          504,402
Federal National Mortgage Association #735591
 06-01-35                            5.000              5,115,330(f)        5,436,050
Federal National Mortgage Association #735883
 03-01-33                            6.000              3,689,584(f)        4,128,260
Federal National Mortgage Association #739474
 10-01-33                            5.500                351,594(f)          381,972
Federal National Mortgage Association #741850
 09-01-33                            5.500              1,076,921(f)        1,161,459
Federal National Mortgage Association #745257
 01-01-36                            6.000              1,176,650(f)        1,294,339
Federal National Mortgage Association #745275
 02-01-36                            5.000              2,288,593(f)        2,429,222
Federal National Mortgage Association #745283
 01-01-36                            5.500              3,355,847(f,q)      3,610,891
Federal National Mortgage Association #748110
 10-01-33                            6.500              1,281,452(f)        1,427,497
Federal National Mortgage Association #753507
 12-01-18                            5.000                914,687(f)          986,174
Federal National Mortgage Association #755498
 11-01-18                            5.500                566,373(f)          616,216
Federal National Mortgage Association #756799
 11-01-33                            6.500                141,878(f)          158,983
Federal National Mortgage Association #756844
 02-01-19                            5.000                236,642(f)          256,048
Federal National Mortgage Association #757299
 09-01-19                            4.500              1,558,553(f,q)      1,662,462
Federal National Mortgage Association #759336
 01-01-34                            6.000              2,591,230(f)        2,867,951
Federal National Mortgage Association #765946
 02-01-34                            5.500              4,395,242(f)        4,740,267
Federal National Mortgage Association #783646
 06-01-34                            5.500                437,641(f)          471,312
Federal National Mortgage Association #791393
 10-01-19                            5.500              1,250,298(f)        1,358,234
Federal National Mortgage Association #794298
 09-01-19                            5.500                932,736(f)        1,013,258
Federal National Mortgage Association #886292
 07-01-36                            7.000              1,527,126(f)        1,698,472
Federal National Mortgage Association #888120
 10-01-35                            5.000              4,251,501(f)        4,512,747
Florida Power Corp.
 1st Mortgage
 06-15-18                            5.650              1,200,000           1,363,877
 06-15-38                            6.400                810,000             968,077
 04-01-40                            5.650              1,445,000           1,574,163
Forest Oil Corp.
 02-15-14                            8.500              1,085,000           1,131,113
GE Capital Commercial Mortgage Corp.
 Series 2005-C1 Class A5
 06-10-48                            4.772                500,000(f)          513,209
General Electric Capital Assurance Co.
 Series 2003-1 Class A4
 05-12-35                            5.254              1,007,787(d,f)      1,067,617
General Electric Capital Corp.
 Senior Unsecured
 01-10-39                            6.875              5,515,000           6,089,288
Georgia-Pacific LLC
 05-01-16                            8.250                670,000(d)          714,388
Government National Mortgage Association #604708
 10-15-33                            5.500                402,178(f)          437,784
Government National Mortgage Association
 CMO I.O. Series 2002-80 Class CI
 01-20-32                            0.000                 55,711(f,e)            803
Greenwich Capital Commercial Funding Corp.
 Series 2003-C1 Class A3
 07-05-35                            3.858              2,325,000(f)        2,371,500
Greenwich Capital Commercial Funding Corp.
 Series 2004-GG1 Class A5
 06-10-36                            4.883                500,000(f)          510,799
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG9 Class A4
 03-10-39                            5.444              7,050,000(f)        7,062,872
Greif, Inc.
 Senior Unsecured
 02-01-17                            6.750                625,000             613,281
GS Mortgage Securities Corp. II
 Series 2007-EOP Class J
 03-06-20                            1.201              2,400,000(d,f,h)    2,047,650
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class F
 08-10-45                            5.999              1,475,000(f)          186,738
GTP Towers Issuer LLC
 02-15-15                            4.436              1,600,000(d)        1,690,052
Harborview Mortgage Loan Trust
 CMO Series 2004-1 Class 4A
 04-19-34                            4.761              3,206,172(f,h)      2,945,479
HCA, Inc.
 Senior Secured
 02-15-17                            9.875                710,000             763,250
 09-15-20                            7.250              2,565,000           2,577,825
HCA, Inc.
 Senior Secured Pay-in-kind
 11-15-16                            9.625                 42,000(j)           44,940
Hertz Vehicle Financing LLC
 Series 2009-2A Class A1
 03-25-14                            4.260              5,100,000(d)        5,260,275
HJ Heinz Finance Co.
 07-15-11                            6.625              1,605,000           1,691,492
Invista
 Senior Unsecured
 05-01-12                            9.250                684,000(d)          690,840
Jarden Corp.
 05-01-16                            8.000                920,000             945,300
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-LN1 Class A1
 10-15-37                            4.134              2,263,869(f)        2,335,564
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-ML1A Class A1
 03-12-39                            3.972                118,893(f)          121,920
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-ML1A Class A2
 03-12-39                            4.767              1,625,000(f)        1,705,619
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2004-CBX Class A3
 01-12-37                            4.184                542,838(f)          542,735


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  129

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2005-LDP2 Class A3
 07-15-42                            4.697%            $1,800,000(f)       $1,843,093
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2006-LDP6 Class ASB
 04-15-43                            5.490              2,650,000(f)        2,810,706
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2006-LDP7 Class ASB
 04-15-45                            6.064              2,800,000(f)        2,956,530
JPMorgan Chase & Co.
 Senior Unsecured
 06-24-15                            3.400              8,080,000           8,086,664
 04-23-19                            6.300              2,975,000           3,358,837
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                           10.625              1,430,000           1,430,000
Kansas Gas & Electric
 1st Mortgage
 06-15-19                            6.700              1,000,000(d)        1,172,274
Kraft Foods, Inc.
 Senior Unsecured
 02-19-14                            6.750                305,000             349,687
 08-11-17                            6.500              1,165,000           1,353,031
 02-01-18                            6.125              7,655,000           8,687,643
L-3 Communications Corp.
 07-15-13                            6.125                960,000             969,600
 10-15-15                            6.375              1,719,000           1,719,000
Lamar Media Corp.
 04-01-14                            9.750                540,000             588,600
 04-15-18                            7.875                261,000(d)          262,631
LBI Escrow Corp.
 Senior Secured
 11-01-17                            8.000                631,000(d)          649,930
LB-UBS Commercial Mortgage Trust
 Series 2004-C2 Class A3
 03-15-29                            3.973                650,000(f)          663,176
LB-UBS Commercial Mortgage Trust
 Series 2006-C4 Class AAB
 06-15-32                            6.055                925,000(f)        1,007,494
LB-UBS Commercial Mortgage Trust
 Series 2007-C7 Class A3
 09-15-45                            5.866              2,950,000(f)        2,946,498
Lear Corp.
 03-15-18                            7.875                746,000             747,865
 03-15-20                            8.125                408,000             409,020
Lehman Brothers Holdings, Inc.
 Senior Unsecured
 05-02-18                            6.875              2,530,000(b,m)        515,488
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                            8.125                175,000(d)          168,438
Mantech International Corp.
 04-15-18                            7.250                203,000(d)          204,015
Mellon Funding Corp.
 (GBP)
 11-08-11                            6.375              1,240,000           1,953,443
Merrill Lynch & Co., Inc.
 (GBP)
 Senior Unsubordinated
 09-24-10                            5.125                700,000          $1,050,158
Metropolitan Life Global Funding I
 (GBP)
 Senior Secured
 01-27-11                            4.625              1,720,000           2,595,166
MGM Resorts International
 Senior Secured
 11-15-17                           11.125               $950,000           1,047,375
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                            8.560                879,646             868,650
Morgan Stanley Capital I
 Series 2004-HQ4 Class A5
 04-14-40                            4.590                690,000(f)          694,313
Morgan Stanley Capital I
 Series 2006-T23 Class AAB
 08-12-41                            5.970                775,000(f)          846,021
Morgan Stanley
 (EUR)
 Senior Unsecured
 10-02-17                            5.500              2,475,000           3,007,493
Morgan Stanley
 (GBP)
 Senior Unsecured
 04-11-11                            7.500              1,785,000           2,741,287
Morgan Stanley
 Senior Unsecured
 04-01-18                            6.625                610,000             639,362
Nalco Co.
 Senior Notes
 05-15-17                            8.250              1,772,000           1,834,020
National Collegiate Student Loan Trust
 CMO I.O. Series 2006-3 Class AIO
 01-25-12                            5.880              3,400,000(e)          314,042
Nevada Power Co.
 05-15-18                            6.500              1,200,000           1,369,836
 08-01-18                            6.500              1,625,000           1,853,899
New Communications Holdings, Inc.
 Senior Notes
 04-15-15                            7.875                270,000(d)          272,700
 04-15-17                            8.250                676,000(d)          681,070
 04-15-20                            8.500                552,000(d)          556,140
Nextel Communications, Inc.
 08-01-15                            7.375              1,430,000           1,358,500
Nielsen Finance LLC/Co.
 08-01-14                           10.000                670,000             685,075
Nisource Finance Corp.
 09-15-17                            5.250              4,700,000           4,840,196
 09-15-20                            5.450              3,435,000           3,537,868
Norfolk Southern Corp.
 Senior Unsecured
 04-01-18                            5.750                350,000             395,633
Northern States Power Co.
 1st Mortgage
 08-28-12                            8.000              1,635,000           1,863,807
Northwest Pipeline GP
 Senior Unsecured
 06-15-16                            7.000              2,515,000           2,940,105
 04-15-17                            5.950              3,125,000           3,414,267
NRG Energy, Inc.
 02-01-16                            7.375              4,010,000           3,989,950
Oshkosh Corp.
 03-01-17                            8.250                497,000             516,880
 03-01-20                            8.500                361,000             375,440
Pacific Gas & Electric Co.
 Senior Unsecured
 01-15-40                            5.400              1,435,000           1,486,001
PacifiCorp
 1st Mortgage
 09-15-13                            5.450                850,000             939,707
 10-15-37                            6.250              1,425,000           1,670,817
 01-15-39                            6.000              1,480,000(n)        1,700,144
Petrohawk Energy Corp.
 08-01-14                           10.500              1,450,000           1,562,375
Phillips-Van Heusen Corp.
 Senior Unsecured
 05-15-20                            7.375                390,000             392,925
Potomac Electric Power Co.
 1st Mortgage
 04-15-14                            4.650                890,000             958,658
PPL Electric Utilities Corp.
 1st Mortgage
 11-30-13                            7.125              9,275,000          10,819,501
Progress Energy, Inc.
 Senior Unsecured
 03-01-11                            7.100              1,045,000           1,086,558
 03-15-14                            6.050              2,870,000           3,195,378
 12-01-39                            6.000              1,240,000           1,336,541
Quicksilver Resources, Inc.
 08-01-15                            8.250                720,000             709,200
QVC, Inc.
 Senior Secured
 04-15-17                            7.125              1,098,000(d)        1,081,530
 10-15-20                            7.375                848,000(d)          828,920
Qwest Communications International, Inc.
 04-01-18                            7.125              1,160,000(d)        1,157,100
Qwest Corp.
 Senior Unsecured
 10-01-14                            7.500                350,000             372,313
Range Resources Corp.
 05-15-16                            7.500                840,000             847,350
 05-15-19                            8.000              2,385,000           2,489,343
Regal Cinemas Corp.
 07-15-19                            8.625                810,000             814,050
Regency Energy Partners LP/Finance Corp.
 12-15-13                            8.375                 85,000              87,550
 06-01-16                            9.375                 30,000(d,n)         32,025


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
130  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
Renaissance Home Equity Loan Trust
 Series 2005-4 Class A3
 02-25-36                            5.565%              $422,547            $399,052
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                            7.750                842,000(d)          846,210
RR Donnelley & Sons Co.
 Senior Unsecured
 01-15-17                            6.125              6,700,000           6,728,811
Santander Drive Auto Receivables Trust
 Series 2007-1 Class A4 (FGIC)
 09-15-14                            0.400              2,675,519(h,k)      2,655,725
SBA Telecommunications, Inc.
 08-15-16                            8.000                740,000(d)          765,900
 08-15-19                            8.250                240,000(d)          252,600
SCANA Corp.
 Senior Unsecured
 05-15-11                            6.875                655,000             685,065
Select Medical Corp.
 02-01-15                            7.625              2,360,000           2,218,400
Sierra Pacific Power Co.
 05-15-16                            6.000             11,116,000          12,454,032
Southern California Gas Co.
 1st Mortgage
 03-15-14                            5.500              1,900,000           2,132,214
Southern Natural Gas Co.
 Senior Unsecured
 04-01-17                            5.900             11,898,000(d)       12,605,492
Speedway Motorsports, Inc.
 06-01-16                            8.750              1,280,000           1,347,200
Sprint Capital Corp.
 01-30-11                            7.625                169,000             171,958
Sprint Nextel Corp.
 Senior Unsecured
 08-15-17                            8.375                375,000             375,000
Tampa Electric Co.
 Senior Unsecured
 05-15-18                            6.100              1,805,000           2,044,939
TCM Sub LLC
 01-15-15                            3.550              2,730,000(d)        2,797,534
The Cleveland Electric Illuminating Co.
 1st Mortgage
 11-15-18                            8.875              2,450,000           3,129,929
The Detroit Edison Co.
 Senior Secured
 10-01-13                            6.400              2,375,000           2,701,755
The Dow Chemical Co.
 (EUR)
 Senior Unsecured
 05-27-11                            4.625              1,505,000           1,874,796
The Dow Chemical Co.
 Senior Unsecured
 05-15-19                            8.550              4,630,000           5,667,643
The Goldman Sachs Group, Inc.
 (EUR)
 Senior Unsecured
 05-02-18                            6.375              1,125,000          $1,486,779
The Goldman Sachs Group, Inc.
 Senior Unsecured
 02-15-19                            7.500             $1,580,000           1,765,984
 03-15-20                            5.375              1,810,000           1,788,490
The Manitowoc Co., Inc.
 11-01-13                            7.125              1,695,000(n)        1,635,675
The Toledo Edison Co.
 Senior Secured
 05-15-37                            6.150              1,650,000           1,766,995
Transcontinental Gas Pipe Line Co. LLC
 Senior Unsecured
 04-15-16                            6.400              7,255,000           8,246,490
 06-15-18                            6.050              1,000,000           1,105,815
TransDigm, Inc.
 07-15-14                            7.750                600,000(d)          600,000
tw telecom holdings, inc.
 03-01-18                            8.000                746,000(d)          759,055
U.S. Treasury
 10-31-11                            1.000              2,545,000           2,562,795
 07-15-12                            1.500              6,695,000(n)        6,816,869
 06-30-15                            1.875             16,310,000          16,372,435
 06-30-16                            3.250              2,000,000(n)        2,121,094
 05-15-20                            3.500              1,680,000(n)        1,758,221
 08-15-23                            6.250             13,500,000          17,499,374
 02-15-40                            4.625              6,015,000(n)        6,761,233
United States Cellular Corp.
 Senior Unsecured
 12-15-33                            6.700                483,000             496,639
United States Steel Corp.
 Senior Unsecured
 04-01-20                            7.375                601,000             594,990
Valmont Industries, Inc.
 04-20-20                            6.625              1,928,000           1,965,061
Verizon New York, Inc.
 Senior Unsecured
 04-01-12                            6.875              5,740,000           6,202,471
 04-01-32                            7.375              3,329,000           3,764,466
Verizon Pennsylvania, Inc.
 Senior Unsecured
 11-15-11                            5.650              3,675,000           3,862,652
Volkswagen Auto Lease Trust
 Series 2009-A Class A3
 04-16-12                            3.410              2,450,000           2,495,116
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A5
 07-15-42                            5.087                925,000(f)          942,896
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C24 Class A3
 03-15-45                            5.558              2,500,000(f)        2,660,539
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C24 Class APB
 03-15-45                            5.576              1,200,000(f)        1,245,157
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C27 Class APB
 07-15-45                            5.727              1,200,000(f)        1,251,975
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C29 Class A4
 11-15-48                            5.308              2,702,500(f)        2,798,120
Wells Fargo & Co.
 (EUR)
 Senior Unsecured
 11-03-16                            4.125              1,150,000           1,454,284
Wells Fargo & Co.
 (GBP)
 Senior Unsecured
 11-30-10                            4.750              4,010,000           6,058,198
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-14 Class 2A1
 12-25-35                            5.500              6,319,219(f)        6,119,831
Windstream Corp.
 08-01-16                            8.625                979,000             986,343
 03-15-19                            7.000                 90,000              83,025
World Omni Auto Receivables Trust
 Series 2010-A Class A4
 05-15-15                            2.210              1,000,000           1,019,812
                                                                      ---------------
Total                                                                     546,171,649
-------------------------------------------------------------------------------------

URUGUAY (0.3%)
Uruguay Government International Bond
 11-18-22                            8.000              1,485,000           1,789,425
Uruguay Government International Bond
 Senior Unsecured
 03-21-36                            7.625              1,700,000           1,972,000
                                                                      ---------------
Total                                                                       3,761,425
-------------------------------------------------------------------------------------

VENEZUELA (0.4%)
Petroleos de Venezuela SA
 04-12-17                            5.250              2,890,000           1,546,150
Petroleos de Venezuela SA
 Subordinated
 10-28-16                            5.125                600,000             321,887
Venezuela Government International Bond
 02-26-16                            5.750              2,450,000           1,531,250
Venezuela Government International Bond
 Senior Unsecured
 05-07-23                            9.000              4,034,000           2,553,522
                                                                      ---------------
Total                                                                       5,952,809
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,360,331,919)                                                 $1,389,799,853
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  131

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

SENIOR LOANS (0.1%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
UNITED STATES (0.1%)
Fairpoint Communications, Inc.
 Tranche B Term Loan
 03-31-15                            1.750%            $1,574,734(b,m)     $1,050,347
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $899,728)                                                           $1,050,347
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             6,129,659(p)          $6,129,659
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,129,659)                                                         $6,129,659
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(O)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $80,799                             0.030%             $80,799               $80,799
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210            5,000,000             5,000,000
Societe Generale
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,004                          0.030            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      10,080,799
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $10,080,799)                                                       $10,080,799
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,377,442,105)(r)                                              $1,407,060,658
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Euro-Bobl, 5-year                                    27            $3,991,590      Sept. 2010              $4,385
Euro-Bund, 10-year                                  (80)          (12,656,414)     Sept. 2010             (70,610)
Japanese Govt Bond, 10-year                          13            20,837,067      Sept. 2010             154,920
U.S. Treasury Note, 5-year                         (273)          (32,309,976)      Oct. 2010            (396,589)
U.S. Treasury Note, 10-year                        (481)          (58,945,049)     Sept. 2010          (1,249,661)
U.S. Treasury Ultra Bond, 30-year                   (70)           (9,506,875)     Sept. 2010            (243,406)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(1,800,961)
-----------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                               CURRENCY TO       CURRENCY TO        UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED       BE RECEIVED       APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 9, 2010                                    6,643,000           8,020,234              $--          $(114,634)
                                                     (GBP)               (EUR)
-----------------------------------------------------------------------------------------------------------------

July 9, 2010                                      900,000           1,345,500            1,245                 --
                                                     (GBP)               (USD)
-----------------------------------------------------------------------------------------------------------------

July 9, 2010                                    9,061,120         116,970,000               --            (21,341)
                                                     (USD)               (MXN)
-----------------------------------------------------------------------------------------------------------------

July 12, 2010                                  16,970,501         799,650,000          197,940                 --
                                                     (USD)               (INR)
-----------------------------------------------------------------------------------------------------------------

July 13, 2010                                  21,435,000          15,267,094               --            (54,564)
                                                     (SGD)               (USD)
-----------------------------------------------------------------------------------------------------------------

July 19, 2010                                  35,514,000          43,757,332          328,701                 --
                                                     (EUR)               (USD)
-----------------------------------------------------------------------------------------------------------------

July 21, 2010                                  41,302,891          43,145,000               --           (779,189)
                                                     (USD)               (CAD)
-----------------------------------------------------------------------------------------------------------------

July 23, 2010                                   4,291,150           7,782,000            1,069                 --
                                                     (USD)               (BRL)
-----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
132  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                               CURRENCY TO       CURRENCY TO        UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED       BE RECEIVED       APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
Aug. 2, 2010                                   53,555,668       4,747,710,000         $184,572                $--
                                                     (USD)               (JPY)
-----------------------------------------------------------------------------------------------------------------

Aug. 6, 2010                                    3,535,840           4,100,000               --           (101,363)
                                                     (USD)               (AUD)
-----------------------------------------------------------------------------------------------------------------

Aug. 6, 2010                                    2,680,900           3,800,000               --            (81,077)
                                                     (USD)               (NZD)
-----------------------------------------------------------------------------------------------------------------

Total                                                                                 $713,527        $(1,152,168)
-----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



AUD   --   Australian Dollar
BRL   --   Brazilian Real
CAD   --   Canadian Dollar
CMO   --   Collateralized Mortgage Obligation
CZK   --   Czech Koruna
DKK   --   Danish Krone
EUR   --   Euro
GBP   --   Pound Sterling
IDR   --   Indonesian Rupiah
INR   --   Indian Rupee
I.O.  --   Interest Only
JPY   --   Japanese Yen
MXN   --   Mexican Peso
NOK   --   Norwegian Krone
NZD   --   New Zealand Dollar
PLN   --   Polish Zloty
SEK   --   Swedish Krona
SGD   --   Singapore Dollar
ZAR   --   South African Rand



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $116,750,192 or 8.11% of net assets.

(e) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  133

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(i) This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year's GDP exceeds the 'base case GDP', an interest payment is made equal to 0.012225 of the difference.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) The following abbreviation(s) is (are) used in the portfolio security description(s) to identify the insurer of the issue:

     AGM    --   Assured Guaranty Municipal Corporation
     AMBAC  --   Ambac Assurance Corporation
     FGIC   --   Financial Guaranty Insurance Company


(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)  This position is in bankruptcy.

(n) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(o) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                                $14,420
Government National Mortgage Association                                        67,996
--------------------------------------------------------------------------------------
Total market value of collateral securities                                    $82,416
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,845,609
Fannie Mae REMICS                                                              428,017
Federal Farm Credit Bank                                                        68,071
Federal Home Loan Banks                                                        127,711
Federal Home Loan Mortgage Corp                                                 72,139
Federal National Mortgage Association                                           87,395
Freddie Mac Gold Pool                                                        1,273,797
Freddie Mac Non Gold Pool                                                      106,838
Freddie Mac REMICS                                                             267,760
Ginnie Mae I Pool                                                              133,911
Ginnie Mae II Pool                                                              83,625
United States Treasury Bill                                                    450,845
United States Treasury Note/Bond                                               146,703
United States Treasury Strip Coupon                                              7,579
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------


SOCIETE GENERALE (0.030%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae REMICS                                                           $2,186,546
FHLMC-GNMA                                                                      10,729
Freddie Mac REMICS                                                           1,070,626
Government National Mortgage Association                                     1,832,099
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------


(p) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
134  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(q) At June 30, 2010, investments in securities included securities valued at $2,479,201 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(r) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,377,442,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $76,221,000
     Unrealized depreciation                                                    (46,602,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $29,619,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  135

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Bond Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
136  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(A)                               IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                            $--        $729,007,176             $--      $729,007,176
  U.S. Government Obligations & Agencies         53,892,021          20,091,436              --        73,983,457
  Asset-Backed Securities                                --          32,089,004       5,874,484        37,963,488
  Commercial Mortgage-Backed Securities                  --          48,135,621              --        48,135,621
  Residential Mortgage-Backed Securities                 --          74,569,004              --        74,569,004
  Corporate Debt Securities                                                                                    --
    Life Insurance                                       --          12,414,726       4,333,560        16,748,286
    All Other Industries                                 --         409,392,821              --       409,392,821
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                      53,892,021       1,325,699,788      10,208,044     1,389,799,853
-----------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                           --           1,050,347              --         1,050,347
  Affiliated Money Market Fund(c)                 6,129,659                  --              --         6,129,659
  Investments of Cash Collateral Received
    for Securities on Loan                               --          10,080,799              --        10,080,799
-----------------------------------------------------------------------------------------------------------------
Total Other                                       6,129,659          11,131,146              --        17,260,805
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                        60,021,680       1,336,830,934      10,208,044     1,407,060,658
Other Financial Instruments(d)                   (1,800,961)           (438,640)             --        (2,239,601)
-----------------------------------------------------------------------------------------------------------------
Total                                           $58,220,719      $1,336,392,294     $10,208,044    $1,404,821,057
-----------------------------------------------------------------------------------------------------------------


(A) See the Portfolio of Investments for all investment classifications not indicated in the table.

(B) There were no significant transfers between Levels 1 and 2 during the period.

(C) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(D) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                         ASSET-BACKED    CORPORATE DEBT
                                                          SECURITIES       SECURITIES         TOTAL
------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                               $6,606,406       $4,032,667      $10,639,073
  Accrued discounts/premiums                                    (132)          57,267           57,135
  Realized gain (loss)                                        (7,491)              --           (7,491)
  Change in unrealized appreciation (depreciation)*         (911,441)         243,626         (667,815)
  Net purchases (sales)                                      187,142               --          187,142
  Transfers in and/or out of Level 3                              --               --               --
------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                               $5,874,484       $4,333,560      $10,208,044
------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(667,815), which is comprised of Asset-Backed Securities of $(911,441), and Corporate Debt Securities of $243,626.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  137

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (98.8%)(c)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUSTRALIA (2.6%)
Australia Government Index-Linked Bond
 (AUD)
 Senior Unsecured
 08-20-15                            4.000%           11,916,960(g)       $17,014,110
 08-20-20                            4.000            16,086,384(g)        22,042,805
 09-20-25                            3.000             7,993,280(g)         7,193,942
New South Wales Treasury Corp.
 (AUD)
 Local Government Guaranteed
 11-20-25                            2.750            12,458,375(g)        10,573,778
                                                                      ---------------
Total                                                                      56,824,635
-------------------------------------------------------------------------------------

BRAZIL (0.3%)
Brazil Notas do Tesouro Nacional
 (BRL)
 01-01-13                           10.000             1,150,000            6,393,129
-------------------------------------------------------------------------------------

CANADA (2.5%)
Canadian Government Bond
 (CAD)
 12-01-26                            4.250            25,060,000(h)        44,140,650
 12-01-31                            4.000             7,000,000(h)        12,344,505
                                                                      ---------------
Total                                                                      56,485,155
-------------------------------------------------------------------------------------

FRANCE (11.9%)
France Government Bond OAT
 (EUR)
 07-25-12                            3.000            59,386,824(g)        78,238,421
 07-25-15                            1.600            44,135,720(g)        56,772,949
 07-25-20                            2.250            55,350,000(h)        84,271,494
 07-25-23                            2.100            10,453,800(g)        14,058,796
 07-25-29                            3.400             5,958,700(g)         9,868,154
 07-25-32                            3.150             7,509,645(g)        12,103,543
 07-25-40                            1.800             6,956,300(g)         9,235,430
                                                                      ---------------
Total                                                                     264,548,787
-------------------------------------------------------------------------------------

GERMANY (0.8%)
Deutsche Bundesrepublik Inflation-Linked
 (EUR)
 04-15-16                            1.500            14,390,030(g)        18,650,620
-------------------------------------------------------------------------------------

GREECE (0.9%)
Hellenic Republic Government Inflation-Linked Bond
 (EUR)
 07-25-30                            2.300            13,000,000(h)         6,867,668
Hellenic Republic Government Inflation-Linked Bond
 (EUR)
 Senior Unsecured
 07-25-25                            2.900            22,000,000(h)        12,590,276
                                                                      ---------------
Total                                                                      19,457,944
-------------------------------------------------------------------------------------

ITALY (6.4%)
Italy Buoni Poliennali Del Tesoro
 (EUR)
 09-15-10                            0.950             7,283,427(g)         8,907,825
 09-15-17                            2.100            47,785,760(g)        57,940,278
Italy Buoni Poliennali Del Tesoro
 (EUR)
 Senior Unsecured
 09-15-14                            2.150            27,598,406(g)        34,731,698
 09-15-23                            2.600            16,536,175(g)        19,748,169
 09-15-35                            2.350            16,923,914(g)        20,667,444
                                                                      ---------------
Total                                                                     141,995,414
-------------------------------------------------------------------------------------

JAPAN (0.8%)
Japanese Government CPI-Linked Bond
 (JPY)
 Senior Unsecured
 06-10-15                            0.500           816,816,000(g)         8,843,017
 06-10-16                            1.000           896,400,000(g)         9,858,606
                                                                      ---------------
Total                                                                      18,701,623
-------------------------------------------------------------------------------------

MEXICO (1.3%)
Mexican Bonos
 (MXN)
 12-17-15                            8.000           358,230,000           29,853,193
-------------------------------------------------------------------------------------

SWEDEN (1.1%)
Sweden Inflation-Linked Government Bond
 (SEK)
 12-01-28                            3.500           118,930,000(h)        24,294,320
-------------------------------------------------------------------------------------

UNITED KINGDOM (20.4%)
United Kingdom Gilt Inflation-Linked
 (GBP)
 08-16-13                            2.500            14,700,000(h)        60,809,579
 07-26-16                            2.500            20,710,000(h)        95,773,172
 04-16-20                            2.500            18,590,000(h)        87,111,001
 07-17-24                            2.500             6,900,000(h)        28,100,295
 11-22-27                            1.250            20,888,140(g)        33,161,049
 07-22-30                            4.125            13,450,000(h)        52,205,468
 11-22-37                            1.125            29,790,165(g)        48,633,135
 11-22-47                            0.750            14,472,270(g)        22,079,110
 11-22-55                            1.250            13,906,080(g)        25,968,168
                                                                      ---------------
Total                                                                     453,840,977
-------------------------------------------------------------------------------------

UNITED STATES (49.8%)
Carrington Mortgage Loan Trust
 Series 2006-RFC1 Class A2
 05-25-36                            0.447            $4,353,737(e)         4,283,940
Chrysler Financial Lease Trust
 Series 2010-A Class A2
 06-15-11                            1.780            16,400,000(d)        16,464,121
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Class A22
 07-25-36                            0.437             3,158,624(e)         3,101,986
Federal Home Loan Banks
 10-19-11                            1.000             2,500,000(e)         2,500,173
Government National Mortgage Association
 CMO Series 2010-40 Class A
 11-16-28                            2.287             6,446,931(f)         6,516,676
Greenwich Capital Commercial Funding Corp.
 Series 2007-GG9 Class A4
 03-10-39                            5.444%            9,600,000(b,f)       9,617,530
GS Mortgage Securities Corp. II
 Series 2007-GG10 Class A4
 08-10-45                            5.999             3,000,000(b,f)       2,946,390
Jefferies & Co., Inc.
 CMO Series 2010-R1 Class 2A1
 11-26-36                            0.509             1,747,108(d,e)       1,651,017
LB-UBS Commercial Mortgage Trust
 Series 2007-C7 Class A3
 09-15-45                            5.866             9,850,000(f)         9,838,308
Structured Asset Securities Corp.
 CMO Series 2006-NC1 Class A6
 05-25-36                            0.397             2,079,392(e)         2,000,620
U.S. Treasury
 05-15-20                            3.500             1,500,000(b)         1,569,840
 02-15-40                            4.625             6,250,000(b)         7,025,388
U.S. Treasury Inflation-Indexed Bond
 04-15-11                            2.375            24,711,525(b,g)      25,124,351
 01-15-12                            3.375            23,326,300(b,g)      24,592,431
 04-15-12                            2.000            46,194,470(b,g)      47,857,280
 07-15-12                            3.000            24,248,800(b,g)      25,798,042
 04-15-13                            0.625            46,411,650(b,g)      47,368,026
 07-15-13                            1.875            12,759,498(b,g)      13,496,950
 01-15-14                            2.000            34,804,100(b,g)      37,079,425
 04-15-14                            1.250            33,922,265(b,g)      35,416,365
 07-15-14                            2.000            25,830,428(b,g)      27,716,926
 04-15-15                            0.500            43,254,990(b,g)      43,828,264
 07-15-15                            1.875            50,433,750(b,g)      54,041,849
 01-15-16                            2.000            19,770,120(b,g)      21,329,918
 07-15-16                            2.500            32,113,638(g)        35,738,428
 01-15-17                            2.375            34,634,920(b,g)      38,238,519
 07-15-17                            2.625            27,873,230(b,g)      31,444,107
 01-15-18                            1.625            28,303,504(b,g)      29,835,368
 07-15-18                            1.375            32,349,760(b,g)      33,529,475
 01-15-19                            2.125            48,147,897(b,g)      52,544,497
 07-15-19                            1.875             3,062,910(b,g)       3,283,727
 01-15-20                            1.375            11,088,990(b,g)      11,356,494
 01-15-25                            2.375            78,931,125(b,g)      87,563,359
 01-15-26                            2.000            32,620,698(b,g)      34,496,042
 01-15-27                            2.375            59,562,549(b,g)      65,987,769
 01-15-28                            1.750            39,541,660(b,g)      40,112,384
 04-15-28                            3.625            10,782,560(b,g)      13,954,981


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
138  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
UNITED STATES (CONT.)
 01-15-29                            2.500%          $46,706,100(g)       $52,791,942
 04-15-29                            3.875            57,312,745(b,g)      76,915,071
 02-15-40                            2.125            23,943,927(b,g)      26,236,993
                                                                      ---------------
Total                                                                   1,105,194,972
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $2,256,197,736)                                                 $2,196,240,769
-------------------------------------------------------------------------------------





MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             11,458,839(i)        $11,458,839
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $11,458,839)                                                       $11,458,839
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (23.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (3.4%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $1,999,989            $1,999,989
 07-26-10                            0.410            9,996,242             9,996,242
Elysian Funding LLC
 07-06-10                            0.600            4,998,417             4,998,417
Grampian Funding LLC
 07-06-10                            0.400            4,998,222             4,998,222
Newport Funding Corp.
 07-28-10                            0.370            2,999,075             2,999,075
Rheingold Securitization
 07-26-10                            0.560           11,585,951            11,585,951
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            9,995,333             9,995,333
Royal Park Investments Funding Corp.
 09-22-10                            0.601            9,985,667             9,985,667
Scaldis Capital LLC
 07-01-10                            0.410            9,996,811             9,996,811
 07-12-10                            0.410            9,996,355             9,996,355
                                                                      ---------------
Total                                                                      76,552,062
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (15.9%)
Banco Popular Caisse d'Epargne
 09-24-10                            0.670            4,991,453             4,991,453
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.480            4,998,001             4,998,001
Banque Federative du Credit Mutuel
 07-07-10                            0.405            5,993,864             5,993,864
 07-30-10                            0.530              998,662               998,662
Barclays Bank PLC
 08-31-10                            0.447           15,000,000            15,000,000
Caisse des Depots
 07-09-10                            0.460            9,996,168             9,996,168
Clydesdale Bank PLC
 08-16-10                            0.560           10,000,000            10,000,000
Credit Agricole
 10-12-10                            0.420           17,000,000            17,000,000
Credit Industrial et Commercial
 07-01-10                            0.400            5,000,000             5,000,000
 08-18-10                            0.680            5,000,000             5,000,000
Credit Suisse
 07-22-10                            0.460           10,000,000            10,000,000
Deutsche Bank AG
 12-06-10                            0.531           10,000,000            10,000,000
Dexia Bank SA
 07-06-10                            0.650            5,000,044             5,000,044
 07-19-10                            0.650           14,991,609            14,991,609
Dexia Credit Local
 07-29-10                            0.650            5,000,000             5,000,000
DZ Bank AG
 07-06-10                            0.500            5,000,000             5,000,000
 07-07-10                            0.400           15,000,000            15,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-06-10                            0.500           14,998,542            14,998,542
 07-07-10                            0.500            4,999,514             4,999,514
Hong Kong Shanghai Bank Corp., Ltd.
 07-01-10                            0.325           15,000,000            15,000,000
KBC Bank NV
 07-07-10                            0.690           10,000,000            10,000,000
Macquarie Bank Ltd.
 07-06-10                            0.450            9,999,125             9,999,125
Norinchukin Bank
 09-21-10                            0.560           10,000,132            10,000,132
NyKredit Bank
 08-06-10                            0.460            7,500,000             7,500,000
Overseas Chinese Banking Corp.
 09-29-10                            0.590           10,000,000            10,000,000
Pohjola Bank PLC
 09-28-10                            0.730            4,990,690             4,990,690
Rabobank Group
 11-03-10                            0.411           10,000,000            10,000,000
Royal Bank of Scotland
 08-16-10                            0.540           10,000,000            10,000,000
Societe Generale
 09-01-10                            0.655           12,000,000            12,000,000
State Development Bank of NorthRhine-Westphalia
 07-01-10                            0.250           20,000,000            20,000,000
Sumitomo Mitsui Banking Corp.
 08-20-10                            0.510            6,000,000             6,000,000
Unicredit BK AG
 07-02-10                            0.400           10,000,000            10,000,000
 07-12-10                            0.420            8,000,000             8,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500           20,000,000            20,000,000
Westpack Banking Corp.
 11-03-10                            0.391           10,000,000            10,000,000
 11-04-10                            0.391           15,000,000            15,000,000
                                                                      ---------------
Total                                                                     352,457,804
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (4.5%)(j)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,014                         0.050           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $13,846,124                         0.030           13,846,112            13,846,112
Morgan Stanley
 dated 01-21-10, matures 07-30-10,
 repurchase price
 $15,004,500                         0.360           15,000,000            15,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,042                          0.300            5,000,000             5,000,000
Nomura Securities
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $15,000,108                         0.260           15,000,000            15,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $30,000,175                         0.210           30,000,000            30,000,000
RBS Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,072                         0.260           10,000,000            10,000,000
                                                                      ---------------
Total                                                                      98,846,112
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $527,855,978)                                                     $527,855,978
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,795,512,553)(k)                                              $2,735,555,586
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  139

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

INVESTMENTS IN DERIVATIVES

At June 30, 2010, $4,551,780 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                NUMBER OF                                            UNREALIZED
                                                CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                          LONG (SHORT)       MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Euro-Bond, 10-year                                  100           $15,820,517      Sept. 2010             $30,916
Euro-Buxl, 30-year                                  150            20,559,703      Sept. 2010             101,914
United Kingdom Long GILT, 10-year                   245            44,293,111      Sept. 2010             855,175
U.S. Long Bond, 20-year                            (253)          (32,257,500)     Sept. 2010            (802,862)
U.S. Treasury Note, 2-year                         (284)          (62,147,189)      Oct. 2010            (293,301)
U.S. Treasury Note, 5-year                       (2,310)         (273,392,103)      Oct. 2010          (4,207,110)
U.S. Treasury Note, 10-year                        (614)          (75,243,784)     Sept. 2010          (1,502,283)
U.S. Treasury Ultra Bond, 30-year                   323            43,867,438      Sept. 2010           1,321,961
-----------------------------------------------------------------------------------------------------------------
Total                                                                                                 $(4,495,590)
-----------------------------------------------------------------------------------------------------------------



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                              CURRENCY TO       CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                 BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
---------------------------------------------------------------------------------------------------------------
July 8, 2010                                   138,175,000      168,268,350               $--         $(686,014)
                                                     (EUR)            (USD)
---------------------------------------------------------------------------------------------------------------
July 8, 2010                                   193,750,000       24,720,578                --          (132,620)
                                                     (SEK)            (USD)
---------------------------------------------------------------------------------------------------------------
July 8, 2010                                    20,762,100       17,000,000            24,759                --
                                                     (USD)            (EUR)
---------------------------------------------------------------------------------------------------------------
July 13, 2010                                1,635,000,000       17,902,701                --          (599,489)
                                                     (JPY)            (USD)
---------------------------------------------------------------------------------------------------------------
July 16, 2010                                    9,275,000        9,003,019           291,127                --
                                                     (CAD)            (USD)
---------------------------------------------------------------------------------------------------------------
July 19, 2010                                  253,825,000      312,741,590         2,349,286                --
                                                     (EUR)            (USD)
---------------------------------------------------------------------------------------------------------------
July 23, 2010                                   46,150,000       40,612,000         1,888,609                --
                                                     (AUD)            (USD)
---------------------------------------------------------------------------------------------------------------
July 30, 2010                                  131,250,000       10,298,156           177,785                --
                                                     (MXN)            (USD)
---------------------------------------------------------------------------------------------------------------
Aug. 9, 2010                                   293,650,000      439,006,750           406,328                --
                                                     (GBP)            (USD)
---------------------------------------------------------------------------------------------------------------
Total                                                                              $5,137,894       $(1,418,123)
---------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



AUD  --   Australian Dollar
BRL  --   Brazilian Real
CAD  --   Canadian Dollar
EUR  --   Euro
GBP  --   Pound Sterling
JPY  --   Japanese Yen
MXN  --   Mexican Peso
SEK  --   Swedish Krona



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(c)  Foreign security values are stated in U.S. dollars.


--------------------------------------------------------------------------------
140  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $18,115,138 or 0.82% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(h) Inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(i) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(j) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $7,072,603
Freddie Mac Gold Pool                                                        1,540,817
Freddie Mac Non Gold Pool                                                    1,586,580
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $2,471,024
Government National Mortgage Association                                    11,652,010
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $14,123,034
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                          $1,212,770
Amstel Funding Corp                                                          1,874,742
Atlantic Asset Securitization LLC                                              331,076
Autobahn Funding Company                                                       347,138
Compass Sec LLC                                                                446,000
Ebury Finance Ltd                                                            1,848,317
LMA LMA Americas                                                             1,044,410
Nationwide Building Society                                                  1,061,832
NRW Bank                                                                     1,728,063
Romulus Funding Corp                                                           232,368
Scaldis & Scaldis                                                            1,285,963
Scaldis Capital Ltd/LLC                                                        749,547
Silver Tower US Fund                                                         2,107,433


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  141

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.360%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Surrey Funding Corp                                                           $705,038
White Point Funding Inc                                                        775,304
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,750,001
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Note/Bond                                            $5,125,750
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,125,750
--------------------------------------------------------------------------------------


NOMURA SECURITIES (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
American Express Credit Account Master Trust                                  $191,632
BA Credit Card Trust                                                           224,787
Banc of America Commercial Mortgage Inc                                         10,366
Bank of America Auto Trust                                                     987,996
Bayview Commercial Asset Trust                                                  62,093
Bear Stearns Commercial Mortgage Securities                                      4,425
Capital One Multi-Asset Execution Trust                                         10,964
CarMax Auto Owner Trust                                                        296,907
Caterpillar Financial Asset Trust                                               13,957
CenterPoint Energy Transition Bond Co LLC                                      387,274
Chase Issuance Trust                                                           822,638
Citibank Credit Card Issuance Trust                                          1,385,355
Citigroup Commercial Mortgage Trust                                            533,203
Citigroup/Deutsche Bank Commercial Mortgage Trust                            1,140,900
College Loan Corp Trust                                                         87,477
Connecticut RRB Special Purpose Trust CL&P                                     359,394
Credit Suisse First Boston Mortgage Securities Corp                            146,740
Credit Suisse Mortgage Capital Certificates                                    102,598
Discover Card Master Trust                                                   1,054,037
Entergy Gulf States Reconstruction Funding LLC                                 261,338
FHLMC Structured Pass Through Securities                                        13,540
Ford Credit Auto Lease Trust                                                   598,067
Ford Credit Auto Owner Trust                                                    64,208
Ford Credit Floorplan Master Owner Trust                                        16,853
GE Capital Commercial Mortgage Corp                                            118,766
Greenwich Capital Commercial Funding Corp                                      145,618
GS Mortgage Securities Corp II                                                  19,858
Harley-Davidson Motorcycle Trust                                               491,262
Honda Auto Receivables Owner Trust                                             108,838
Household Automotive Trust                                                     338,041
John Deere Owner Trust                                                          13,567
JP Morgan Chase Commercial Mortgage Securities Corp                            685,387
LB-UBS Commercial Mortgage Trust                                               982,323
MBNA Credit Card Master Note Trust                                             565,536
Morgan Stanley Capital I                                                       106,373
Morgan Stanley Dean Witter Capital I                                             3,417
Nissan Auto Receivables Owner Trust                                             62,281
PG&E Energy Recovery Funding LLC                                               106,526
Public Service New Hampshire Funding LLC                                       130,119
Salomon Brothers Mortgage Securities VII Inc                                   855,634
SLM Student Loan Trust                                                       1,243,597
USAA Auto Owner Trust                                                          120,035


--------------------------------------------------------------------------------
142  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOMURA SECURITIES (0.260%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust                                           $169,907
Wachovia Bank Commercial Mortgage Trust                                        604,129
World Omni Auto Receivables Trust                                               87,940
World Omni Automobile Lease Securitization Trust                                13,699
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,749,602
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                            $11,073,654
Fannie Mae REMICS                                                            2,568,101
Federal Farm Credit Bank                                                       408,425
Federal Home Loan Banks                                                        766,265
Federal Home Loan Mortgage Corp                                                432,833
Federal National Mortgage Association                                          524,371
Freddie Mac Gold Pool                                                        7,642,782
Freddie Mac Non Gold Pool                                                      641,027
Freddie Mac REMICS                                                           1,606,563
Ginnie Mae I Pool                                                              803,466
Ginnie Mae II Pool                                                             501,748
United States Treasury Bill                                                  2,705,070
United States Treasury Note/Bond                                               880,220
United States Treasury Strip Coupon                                             45,476
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $30,600,001
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Gold Pool                                                      $10,200,013
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,013
--------------------------------------------------------------------------------------


(k) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,795,513,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $50,495,000
     Unrealized depreciation                                                    (110,452,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(59,957,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  143

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
144  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                           -----------------------------------------------------------------------
                                                 LEVEL 1              LEVEL 2
                                              QUOTED PRICES            OTHER           LEVEL 3
                                                IN ACTIVE           SIGNIFICANT      SIGNIFICANT
                                               MARKETS FOR          OBSERVABLE      UNOBSERVABLE
DESCRIPTION(A)                             IDENTICAL ASSETS(b)        INPUTS           INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                   $980,448,324         $110,597,473            $--     $1,091,045,797
  U.S. Government Obligations &
    Agencies                                      8,595,228        1,040,179,156             --      1,048,774,384
  Asset-Backed Securities                                --           25,850,667      1,651,017         27,501,684
  Commercial Mortgage-Backed Securities                  --           22,402,228             --         22,402,228
  Residential Mortgage-Backed
    Securities                                           --            6,516,676             --          6,516,676
------------------------------------------------------------------------------------------------------------------
Total Bonds                                     989,043,552        1,205,546,200      1,651,017      2,196,240,769
------------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                11,458,839                   --             --         11,458,839
  Investments of Cash Collateral
    Received for Securities on Loan                      --          527,855,978             --        527,855,978
------------------------------------------------------------------------------------------------------------------
Total Other                                      11,458,839          527,855,978             --        539,314,817
------------------------------------------------------------------------------------------------------------------
Investments in Securities                     1,000,502,391        1,733,402,178      1,651,017      2,735,555,586
Other Financial Instruments(d)                   (4,495,590)           3,719,771             --           (775,819)
------------------------------------------------------------------------------------------------------------------
Total                                          $996,006,801       $1,737,121,949     $1,651,017     $2,734,779,767
------------------------------------------------------------------------------------------------------------------


(A) See the Portfolio of Investments for all investment classifications not indicated in the table.

(B) There were no significant transfers between Levels 1 and 2 during the period.

(C) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(D) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                        ASSET-BACKED SECURITIES
-----------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                                                           $--
  Accrued discounts/premiums                                                        5,601
  Realized gain (loss)                                                             16,090
  Change in unrealized appreciation (depreciation)*                                (1,771)
  Net purchases (sales)                                                         1,631,097
  Transfers in and/or out of Level 3                                                   --
-----------------------------------------------------------------------------------------------
Balance as of June 30, 2010                                                    $1,651,017
-----------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(1,771).



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  145

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - High Yield Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (93.2%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.2%)
CPI International, Inc.
 Senior Unsecured
 02-01-15                               6.136%         $953,000(i)           $953,000
Kratos Defense & Security Solutions, Inc.
 Senior Secured
 06-01-17                              10.000         2,295,000(d)          2,340,900
Oshkosh Corp.
 03-01-17                               8.250         1,030,000             1,071,200
 03-01-20                               8.500           749,000               778,960
Spirit Aerosystems, Inc.
 10-01-17                               7.500           604,000               591,920
TransDigm, Inc.
 07-15-14                               7.750         2,095,000(d)          2,095,000
                                                                      ---------------
Total                                                                       7,830,980
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.7%)
American Axle & Manufacturing Holdings, Inc.
 Senior Secured
 01-15-17                               9.250         1,355,000(d)          1,392,263
Lear Corp.
 03-15-18                               7.875         2,040,000             2,045,100
 03-15-20                               8.125         1,116,000             1,118,790
                                                                      ---------------
Total                                                                       4,556,153
-------------------------------------------------------------------------------------

BROKERAGE (0.1%)
Lehman Brothers Holdings, Inc.
 Senior Unsecured
 05-02-18                               6.875         3,850,000(b,m)          784,438
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.9%)
Associated Materials LLC/Finance, Inc.
 Senior Secured
 11-15-16                               9.875         2,437,000             2,613,683
Gibraltar Industries, Inc.
 12-01-15                               8.000         5,128,000             4,999,799
Norcraft Companies LP/Finance Corp.
 Senior Secured
 12-15-15                              10.500         2,097,000(d)          2,178,259
Norcraft Holdings LP/Capital Corp.
 Senior Discount Notes
 09-01-12                               9.750         1,717,000             1,624,711
Nortek, Inc.
 Senior Secured
 12-01-13                              11.000         1,250,000             1,303,125
                                                                      ---------------
Total                                                                      12,719,577
-------------------------------------------------------------------------------------

CHEMICALS (6.3%)
Ashland, Inc.
 06-01-17                               9.125         1,700,000             1,861,500
CF Industries, Inc.
 05-01-18                               6.875         2,465,000             2,501,975
 05-01-20                               7.125         2,465,000             2,532,788
Chemtura Corp.
 06-01-16                               6.875        11,425,000(b,m)       12,853,124
Hexion US Finance Corp./Nova Scotia ULC
 Senior Secured
 02-01-18                               8.875         7,536,000             6,801,240
Ineos Finance PLC
 Senior Secured
 05-15-15                               9.000         2,094,000(c,d)        2,078,295
Invista Senior Unsecured
 05-01-12                               9.250         2,475,000(d)          2,499,750
LBI Escrow Corp.
 Senior Secured
 11-01-17                               8.000         1,721,000(d)          1,772,630
MacDermid, Inc.
 Senior Subordinated Notes
 04-15-17                               9.500         2,854,000(d)          2,854,000
Momentive Performance Materials, Inc.
 Pay-in-kind
 12-01-14                              10.125               365(j)                341
Nalco Co.
 11-15-13                               8.875         2,470,000             2,531,750
Nova Chemicals Corp.
 Senior Unsecured
 11-01-19                               8.625         1,780,000(c)          1,762,200
Reichhold Industries, Inc.
 Senior Notes
 08-15-14                               9.000         2,320,000(d)          2,041,600
                                                                      ---------------
Total                                                                      42,091,193
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (3.2%)
Case New Holland, Inc.
 Senior Notes
 12-01-17                               7.875         4,081,000(d)          4,142,215
Maxim Crane Works LP
 Senior Secured
 04-15-15                              12.250         1,300,000(d)          1,272,375
Terex Corp.
 Senior Subordinated Notes
 11-15-17                               8.000         2,585,000             2,391,125
Terex Corp.
 Senior Unsecured
 06-01-16                              10.875         3,270,000             3,515,250
The Manitowoc Co., Inc.
 02-15-18                               9.500         3,938,000(g)          3,928,155
United Rentals North America, Inc.
 06-15-16                              10.875         3,545,000             3,802,013
United Rentals North America, Inc.
 Senior Unsecured
 12-15-19                               9.250         2,135,000             2,145,675
                                                                      ---------------
Total                                                                      21,196,808
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (1.6%)
Garda World Security Corp.
 Senior Unsecured
 03-15-17                               9.750         1,875,000(c,d)        1,951,517
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                               8.125           485,000(d)            466,813
The Geo Group, Inc.
 10-15-17                               7.750         1,605,000(d)          1,617,038
West Corp.
 10-15-14                               9.500         2,180,000             2,190,900
 10-15-16                              11.000         4,169,000             4,241,957
                                                                      ---------------
Total                                                                      10,468,225
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (4.2%)
AAC Group Holding Corp.
 Senior Discount Notes
 10-01-12                              10.250         3,461,000(d)          3,469,653
American Achievement Corp.
 04-01-12                               8.250         5,616,000(d)          5,601,959
Central Garden and Pet Co.
 03-01-18                               8.250         2,441,000             2,419,641
Easton-Bell Sports, Inc.
 Senior Secured
 12-01-16                               9.750         1,335,000(d)          1,375,050
Jarden Corp.
 05-01-16                               8.000         1,300,000             1,335,750
 05-01-17                               7.500         1,845,000             1,812,713
 01-15-20                               7.500           558,000               544,050
Libbey Glass, Inc.
 Senior Secured
 02-15-15                              10.000         1,745,000(d)          1,814,800
Sealy Mattress Co.
 Senior Secured
 04-15-16                              10.875           963,000(d)          1,068,930
Spectrum Brands Holdings, Inc.
 Secured
 06-15-18                               9.500         2,055,000(d)          2,132,063
The Scotts Miracle-Gro Co.
 01-15-18                               7.250         1,088,000             1,097,520
Visant Holding Corp.
 Senior Discount Notes
 12-01-13                              10.250         3,765,000             3,845,006
Visant Holding Corp.
 Senior Notes
 12-01-13                               8.750         1,567,000             1,582,670
                                                                      ---------------
Total                                                                      28,099,805
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
146  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DIVERSIFIED MANUFACTURING (0.5%)
Amsted Industries, Inc.
 Senior Notes
 03-15-18                               8.125%       $2,451,000(d)         $2,451,000
CPM Holdings, Inc.
 Senior Secured
 09-01-14                              10.625         1,185,000(d)          1,251,656
                                                                      ---------------
Total                                                                       3,702,656
-------------------------------------------------------------------------------------

ELECTRIC (3.4%)
Dynegy Holdings, Inc.
 Senior Unsecured
 06-01-19                               7.750         2,335,000             1,614,069
Edison Mission Energy
 Senior Unsecured
 05-15-17                               7.000         5,485,000             3,510,400
Energy Future Holdings Corp.
 11-01-17                              10.875         1,875,000(g)          1,387,500
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                               8.560         3,386,065             3,343,739
NRG Energy, Inc.
 01-15-17                               7.375         8,681,000             8,594,190
Texas Competitive Electric Holdings Co. LLC
 11-01-15                              10.250         6,130,000             4,045,800
                                                                      ---------------
Total                                                                      22,495,698
-------------------------------------------------------------------------------------

ENTERTAINMENT (2.2%)
AMC Entertainment, Inc.
 02-01-16                              11.000         1,383,000             1,452,150
AMC Entertainment, Inc.
 Senior Unsecured
 06-01-19                               8.750         1,293,000             1,299,465
Equinox Holdings, Inc.
 Senior Secured
 02-01-16                               9.500         4,190,000(d,g)        4,148,100
Regal Cinemas Corp.
 07-15-19                               8.625         2,675,000             2,688,375
Speedway Motorsports, Inc.
 06-01-16                               8.750         2,920,000             3,073,300
United Artists Theatre Circuit, Inc.
 1995-A Pass-Through Certificates Series AU4
 07-01-15                               9.300         1,401,720(h)          1,361,070
United Artists Theatre Circuit, Inc.
 1995-A Pass-Through Certificates Series AV2
 07-01-15                               9.300           457,164(h)            443,906
                                                                      ---------------
Total                                                                      14,466,366
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (2.5%)
B&G Foods, Inc.
 01-15-18                               7.625         1,246,000             1,261,575
Del Monte Corp.
 10-15-19                               7.500         3,435,000(d)          3,512,288
Michael Foods, Inc.
 Senior Notes
 07-15-18                               9.750         1,505,000(d)          1,544,506
Pinnacle Foods Finance LLC/Corp.
 04-01-17                              10.625         4,677,000             4,875,772
Pinnacle Foods Finance LLC/Corp.
 Senior Unsecured
 04-01-15                               9.250         1,643,000(d)          1,675,860
US Foodservice
 Senior Notes
 06-30-15                              10.250         1,433,000(d)          1,425,835
US Foodservice
 Senior Notes Pay-in-kind
 06-30-15                              10.250         2,407,000(d,j)        2,376,913
                                                                      ---------------
Total                                                                      16,672,749
-------------------------------------------------------------------------------------

GAMING (7.5%)
Boyd Gaming Corp.
 Senior Subordinated Notes
 02-01-16                               7.125         6,646,000             5,466,334
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.
 1st Mortgage
 03-01-12                              10.125         3,930,000             3,635,250
FireKeepers Development Authority
 Senior Secured
 05-01-15                              13.875         5,222,000(d)          6,024,882
Harrah's Operating Co., Inc.
 Senior Secured
 12-15-18                              10.000         1,170,000(g)            959,400
MGM Resorts International
 02-27-14                               5.875           623,000(g)            517,090
 06-01-16                               7.500         1,792,000             1,411,200
MGM Resorts International
 Senior Secured
 05-15-14                              10.375           505,000(g)            549,188
 11-15-17                              11.125         1,310,000             1,444,275
MGM Resorts International
 Senior Unsecured
 03-01-18                              11.375         3,803,000(d,g)        3,574,820
Pinnacle Entertainment, Inc.
 06-15-15                               7.500         1,133,000             1,062,188
 05-15-20                               8.750         3,823,000(d)          3,574,505
Pokagon Gaming Authority
 Senior Notes
 06-15-14                              10.375         5,054,000(d)          5,230,890
San Pasqual Casino
 09-15-13                               8.000           630,000(d)            598,500
Seminole Indian Tribe of Florida
 10-01-20                               7.804           965,000(d)            883,815
Seminole Indian Tribe of Florida
 Senior Secured
 10-01-20                               6.535         3,265,000(d)          2,916,331
Shingle Springs Tribal Gaming Authority
 Senior Notes
 06-15-15                               9.375         9,900,000(d)          7,845,749
Tunica-Biloxi Gaming Authority
 Senior Unsecured
 11-15-15                               9.000         5,366,000(d)          4,829,400
                                                                      ---------------
Total                                                                      50,523,817
-------------------------------------------------------------------------------------

GAS PIPELINES (1.1%)
El Paso Corp.
 Senior Unsecured
 06-15-14                               6.875           525,000               534,542
 02-15-16                               8.250         1,795,000             1,880,262
Regency Energy Partners LP/Finance Corp.
 12-15-13                               8.375           340,000               350,200
 06-01-16                               9.375         1,015,000(d)          1,083,513
Southern Star Central Corp.
 Senior Notes
 03-01-16                               6.750         3,629,000             3,511,057
                                                                      ---------------
Total                                                                       7,359,574
-------------------------------------------------------------------------------------

HEALTH CARE (6.9%)
American Renal Holdings
 Senior Secured
 05-15-18                               8.375           521,000(d)            515,790
Apria Healthcare Group, Inc.
 Senior Secured
 11-01-14                              11.250         1,545,000(d)          1,645,425
 11-01-14                              12.375           845,000(d)            902,038
Biomet, Inc.
 Pay-in-kind
 10-15-17                              10.375           695,000(j)            747,125
Capella Healthcare, Inc.
 07-01-17                               9.250           350,000(d)            352,625
CHS/Community Health Systems, Inc.
 07-15-15                               8.875           578,000               596,063
DaVita, Inc.
 03-15-15                               7.250         6,079,000             6,078,999
HCA, Inc.
 Secured
 11-15-16                               9.250         4,700,000             4,982,000
HCA, Inc.
 Senior Secured
 02-15-17                               9.875           735,000               790,125
 04-15-19                               8.500         1,655,000             1,754,300
 02-15-20                               7.875           590,000               606,963
 09-15-20                               7.250         3,560,000             3,577,800
HCA, Inc.
 Senior Secured Pay-in-kind
 11-15-16                               9.625         3,231,000(j)          3,457,170
Healthsouth Corp.
 02-15-20                               8.125         2,266,000             2,220,680
IASIS Healthcare LLC/Capital Corp.
 06-15-14                               8.750         1,595,000             1,587,025
Omnicare, Inc.
 12-15-15                               6.875         1,690,000             1,690,000
 06-01-20                               7.750         1,060,000             1,081,200
Radiation Therapy Services, Inc.
 Senior Subordinated Notes
 04-15-17                               9.875         1,554,000(d)          1,515,150
Select Medical Corp.
 02-01-15                               7.625         4,725,000             4,441,500
Select Medical Holdings Corp.
 Senior Unsecured
 09-15-15                               6.143         3,426,000(i)          2,963,490


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  147

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
HEALTH CARE (CONT.)
Vanguard Health Holding Co. II LLC/Inc.
 02-01-18                               8.000%       $5,225,000            $5,015,999
                                                                      ---------------
Total                                                                      46,521,467
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (2.3%)
Beazer Homes USA, Inc.
 06-15-18                               9.125         2,834,000(g)          2,642,705
K Hovnanian Enterprises, Inc.
 12-15-14                               6.375         1,262,000               946,500
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                              10.625         5,619,000             5,619,000
KB Home
 06-15-15                               6.250           485,000               431,650
William Lyon Homes, Inc.
 02-15-14                               7.500         7,960,000             5,731,200
                                                                      ---------------
Total                                                                      15,371,055
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (7.3%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                               7.625         4,060,000(g)          3,869,532
 06-15-14                               5.750           630,000               569,989
Berry Petroleum Co.
 Senior Subordinated Notes
 11-01-16                               8.250           285,000               275,738
Berry Petroleum Co.
 Senior Unsecured
 06-01-14                              10.250         1,940,000             2,085,500
Chesapeake Energy Corp.
 08-15-14                               7.000           138,000               140,243
 01-15-16                               6.625         2,224,000             2,260,140
 01-15-18                               6.250         1,365,000(g)          1,378,650
Comstock Resources, Inc.
 10-15-17                               8.375         1,675,000             1,662,438
Concho Resources, Inc.
 10-01-17                               8.625         1,789,000             1,842,670
Continental Resources, Inc.
 10-01-20                               7.375           610,000(d)            603,900
Denbury Resources, Inc.
 03-01-16                               9.750         1,850,000             1,998,000
 02-15-20                               8.250         1,254,000             1,311,998
Forest Oil Corp.
 02-15-14                               8.500         2,715,000             2,830,388
 06-15-19                               7.250         1,845,000             1,780,425
Hilcorp Energy I LP/Finance Co.
 Senior Unsecured
 11-01-15                               7.750         4,520,000(d)          4,452,199
Petrohawk Energy Corp.
 07-15-13                               9.125           510,000               531,675
 08-01-14                              10.500         2,915,000             3,140,913
 06-01-15                               7.875           725,000               726,813
Pioneer Natural Resources Co.
 Senior Unsecured
 01-15-20                               7.500           275,000               283,250
Quicksilver Resources, Inc.
 08-01-15                               8.250         3,356,000             3,305,660
 04-01-16                               7.125         1,223,000             1,128,218
 08-15-19                               9.125         2,185,000             2,217,775
Range Resources Corp.
 05-15-16                               7.500           420,000               423,675
 05-01-18                               7.250         1,275,000             1,268,625
 05-15-19                               8.000         3,515,000             3,668,780
SandRidge Energy, Inc.
 Pay-in-kind
 04-01-15                               8.625         1,568,000(j)          1,522,920
Southwestern Energy Co.
 Senior Notes
 02-01-18                               7.500         3,190,000             3,389,374
Venoco, Inc.
 10-01-17                              11.500           181,000               184,620
                                                                      ---------------
Total                                                                      48,854,108
-------------------------------------------------------------------------------------

MEDIA CABLE (4.9%)
Cablevision Systems Corp.
 Senior Notes
 09-15-17                               8.625         4,785,000(d)          4,880,699
CCH II LLC/Capital Corp.
 11-30-16                              13.500         3,680,000             4,287,200
CCO Holdings LLC/Capital Corp.
 04-30-18                               7.875         1,331,000(d)          1,334,328
 04-30-20                               8.125           570,000(d)            582,825
Cequel Communications Holdings I LLC/Capital Corp.
 Senior Unsecured
 11-15-17                               8.625         3,066,000(d)          3,054,503
CSC Holdings LLC
 Senior Unsecured
 04-15-14                               8.500         1,410,000             1,469,925
 06-15-15                               8.500         3,145,000             3,255,075
 02-15-19                               8.625           685,000               720,106
DISH DBS Corp.
 02-01-16                               7.125         3,501,000             3,509,753
Insight Communications Co., Inc.
 Senior Notes
 07-15-18                               9.375           350,000(d,f)          350,875
Mediacom LLC/Capital Corp.
 08-15-19                               9.125         2,406,000             2,321,790
Quebecor Media, Inc.
 Senior Unsecured
 03-15-16                               7.750         2,730,000(c)          2,675,400
Videotron Ltee
 04-15-18                               9.125           800,000(c)            868,000
Virgin Media Finance PLC
 08-15-16                               9.500         1,795,000(c)          1,893,725
Virgin Media Secured Finance PLC
 Senior Secured
 01-15-18                               6.500         1,925,000(c,d)        1,890,722
                                                                      ---------------
Total                                                                      33,094,926
-------------------------------------------------------------------------------------

MEDIA NON CABLE (5.4%)
Clear Channel Worldwide Holdings, Inc.
 12-15-17                               9.250         3,439,000(d)          3,456,195
 12-15-17                               9.250           939,000(d,g)          934,305
Gray Television, Inc.
 Senior Secured
 06-29-15                              10.500         2,817,000(d,g)        2,760,660
Intelsat Jackson Holdings SA
 06-15-16                              11.250         2,215,000(c)          2,358,975
Intelsat Subsidiary Holding Co. SA
 01-15-15                               8.875         3,340,000(c,d)        3,406,800
Lamar Media Corp.
 04-01-14                               9.750         3,850,000             4,196,500
Nielsen Finance LLC/Co.
 08-01-14                              10.000         4,724,000             4,830,290
 05-01-16                              11.500         1,480,000             1,616,900
Nielsen Finance LLC/Co.
 (Zero coupon through 08-01-11, thereafter 12.500%)
 08-01-16                              10.340           370,000(k)            352,425
Salem Communications Corp.
 Senior Secured
 12-15-16                               9.625         2,358,000             2,428,740
Sinclair Television Group, Inc.
 Senior Secured
 11-01-17                               9.250         2,622,000(d)          2,648,220
Sirius XM Radio, Inc.
 04-01-15                               8.750         2,480,000(d,g)        2,467,600
Sirius XM Radio, Inc.
 Senior Secured
 09-01-15                               9.750         1,265,000(d)          1,344,063
The Interpublic Group of Companies, Inc.
 Senior Unsecured
 07-15-17                              10.000         2,800,000             3,087,000
                                                                      ---------------
Total                                                                      35,888,673
-------------------------------------------------------------------------------------

METALS (2.7%)
Arch Coal, Inc.
 08-01-16                               8.750         2,185,000(d)          2,277,863
Consol Energy, Inc.
 04-01-17                               8.000         2,445,000(d)          2,536,688
 04-01-20                               8.250         1,699,000(d,g)        1,777,579
Noranda Aluminum Acquisition Corp.
 Pay-in-kind
 05-15-15                               5.373        13,508,857(i,j)       10,401,819
Novelis, Inc.
 02-15-15                               7.250           775,000(c)            747,875
                                                                      ---------------
Total                                                                      17,741,824
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.8%)
American General Finance Corp.
 Senior Unsecured
 07-15-12                               4.875           390,000               352,950
 12-15-17                               6.900         6,116,000             4,900,445
                                                                      ---------------
Total                                                                       5,253,395
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
148  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NON CAPTIVE DIVERSIFIED (4.7%)
Ally Financial, Inc.
 12-01-14                               6.750%       $1,605,000            $1,552,838
 03-15-20                               8.000        12,376,000(d)         12,097,539
CIT Group, Inc.
 Senior Secured
 05-01-16                               7.000         1,100,000             1,003,750
 05-01-17                               7.000        12,325,000            11,092,500
Ford Motor Credit Co. LLC
 Senior Unsecured
 04-15-15                               7.000         3,935,000             3,892,384
 12-15-16                               8.000         1,465,000             1,498,096
                                                                      ---------------
Total                                                                      31,137,107
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.6%)
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                               8.500         5,445,000(c,d)        5,201,551
Key Energy Services, Inc.
 12-01-14                               8.375         1,220,000             1,212,375
McJunkin Red Man Corp.
 Senior Secured
 12-15-16                               9.500         4,670,000(d)          4,442,338
                                                                      ---------------
Total                                                                      10,856,264
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.9%)
Cardtronics, Inc.
 08-15-13                               9.250         5,901,000             5,930,505
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.4%)
Aquilex Holdings LLC/Finance Corp.
 Senior Notes
 12-15-16                              11.125         1,826,000(d)          1,821,435
Chart Industries, Inc.
 10-15-15                               9.125           590,000               592,213
                                                                      ---------------
Total                                                                       2,413,648
-------------------------------------------------------------------------------------

PACKAGING (1.7%)
Ball Corp.
 09-01-19                               7.375           465,000               483,600
Crown Americas LLC/Capital Corp. II
 05-15-17                               7.625         2,060,000(d)          2,132,100
Greif, Inc.
 Senior Unsecured
 08-01-19                               7.750           390,000               401,700
Owens-Brockway Glass Container, Inc.
 05-15-16                               7.375         2,930,000             3,054,525
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                               7.750         2,130,000(d)          2,140,650
Silgan Holdings, Inc.
 Senior Unsecured
 08-15-16                               7.250         2,840,000             2,911,000
                                                                      ---------------
Total                                                                      11,123,575
-------------------------------------------------------------------------------------

PAPER (2.1%)
Boise Cascade LLC
 10-15-14                               7.125         2,612,000             2,458,545
Cascades, Inc.
 12-15-17                               7.750         3,265,000(c)          3,248,674
 01-15-20                               7.875         3,254,000(c)          3,237,730
Georgia-Pacific LLC
 06-15-15                               7.700           735,000               766,238
 05-01-16                               8.250         1,855,000(d)          1,977,894
 01-15-17                               7.125           152,000(d)            155,040
Graphic Packaging International, Inc.
 06-15-17                               9.500         2,210,000             2,309,450
                                                                      ---------------
Total                                                                      14,153,571
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Patheon, Inc.
 Senior Secured
 04-15-17                               8.625         1,229,000(c,d)        1,213,638
-------------------------------------------------------------------------------------

RETAILERS (1.9%)
Michaels Stores, Inc.
 11-01-16                              11.375           455,000               473,200
QVC, Inc.
 Senior Secured
 04-15-17                               7.125         1,681,000(d)          1,655,785
 10-01-19                               7.500         1,025,000(d)          1,014,750
 10-15-20                               7.375         1,681,000(d)          1,643,178
Rite Aid Corp.
 Senior Secured
 10-15-19                              10.250         1,120,000(g)          1,115,800
The Neiman Marcus Group, Inc.
 10-15-15                              10.375         2,335,000(g)          2,375,863
Toys R Us Property Co. I LLC
 07-15-17                              10.750         1,508,000(d)          1,655,030
Toys R Us Property Co. II LLC
 Senior Secured
 12-01-17                               8.500         2,555,000(d)          2,638,037
                                                                      ---------------
Total                                                                      12,571,643
-------------------------------------------------------------------------------------

TECHNOLOGY (3.0%)
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                               7.375         1,181,000(d)          1,151,475
Avaya, Inc.
 11-01-15                               9.750           790,000               740,625
First Data Corp.
 09-24-15                               9.875         2,080,000             1,560,000
 09-24-15                               9.875         3,125,000             2,375,000
Freescale Semiconductor, Inc.
 Senior Secured
 04-15-18                               9.250           320,000(d)            316,000
Iron Mountain, Inc.
 Senior Subordinated Notes
 08-15-21                               8.375         1,735,000             1,778,375
NXP BV/Funding LLC
 Senior Secured
 10-15-13                               3.053         4,443,000(c,i)        3,798,764
SS&C Technologies, Inc.
 12-01-13                              11.750         2,840,000             2,967,800
Sungard Data Systems, Inc.
 08-15-15                              10.250         3,105,000(g)          3,205,913
Trans Union LLC/Financing Corp.
 06-15-18                              11.375           965,000(d)          1,015,663
WireCo WorldGroup, Inc.
 Senior Unsecured
 05-15-17                               9.500         1,370,000(d)          1,383,700
                                                                      ---------------
Total                                                                      20,293,315
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.6%)
American Petroleum Tankers LLC/Co.
 Senior Secured
 05-01-15                              10.250         1,025,000(d)          1,035,250
Avis Budget Car Rental LLC/Finance, Inc.
 03-15-18                               9.625         1,227,000(d)          1,230,068
The Hertz Corp.
 01-01-14                               8.875         1,440,000             1,458,000
                                                                      ---------------
Total                                                                       3,723,318
-------------------------------------------------------------------------------------

WIRELESS (4.0%)
Clearwire Communications LLC/Finance, Inc.
 Senior Secured
 12-01-15                              12.000         1,800,000(d)          1,809,000
Cricket Communications, Inc.
 Senior Secured
 05-15-16                               7.750         3,445,000             3,513,900
Crown Castle International Corp.
 Senior Unsecured
 11-01-19                               7.125         3,110,000             3,047,800
Nextel Communications, Inc.
 08-01-15                               7.375         5,037,000             4,785,150
SBA Telecommunications, Inc.
 08-15-16                               8.000         1,535,000(d)          1,588,725
 08-15-19                               8.250         2,346,000(d)          2,469,165
Sprint Nextel Corp.
 Senior Unsecured
 12-01-16                               6.000         1,725,000             1,548,188
 08-15-17                               8.375         4,780,000             4,780,000
Wind Acquisition Finance SA
 Secured
 07-15-17                              11.750         3,105,000(c,d)        3,182,625
                                                                      ---------------
Total                                                                      26,724,553
-------------------------------------------------------------------------------------

WIRELINES (5.4%)
Cincinnati Bell, Inc.
 10-15-17                               8.250           830,000               776,050
Frontier Communications Corp.
 Senior Unsecured
 03-15-19                               7.125         3,204,000             2,963,700
Integra Telecom Holdings, Inc.
 Senior Secured
 04-15-16                              10.750         1,659,000(d)          1,646,558
ITC Deltacom, Inc.
 Senior Secured
 04-01-16                              10.500         5,109,000(d)          4,942,957


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  149

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Level 3 Financing, Inc.
 11-01-14                               9.250%       $1,010,000              $916,575
 02-15-17                               8.750         6,002,000             5,191,729
 02-01-18                              10.000         1,610,000(d)          1,424,850
New Communications Holdings, Inc.
 Senior Notes
 04-15-15                               7.875           374,000(d)            377,740
 04-15-17                               8.250           934,000(d)            941,005
 04-15-20                               8.500           763,000(d)            768,723
PAETEC Holding Corp.
 06-30-17                               8.875         1,304,000             1,304,000
PAETEC Holding Corp.
 Senior Secured
 06-30-17                               8.875           854,000(d)            856,135
Qwest Corp.
 Senior Unsecured
 06-15-15                               7.625         3,540,000             3,787,800
 06-01-17                               6.500         3,475,000             3,501,063
Windstream Corp.
 08-01-16                               8.625         6,931,000             6,982,982
                                                                      ---------------
Total                                                                      36,381,867
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $605,613,774)                                                     $622,216,491
-------------------------------------------------------------------------------------



SENIOR LOANS (3.7%)(l)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (1.0%)
Ford Motor Co.
 Tranche B1 Term Loan
 12-15-13                         3.310-3.350%       $7,275,642            $6,867,333
-------------------------------------------------------------------------------------

ELECTRIC (0.2%)
Energy Future Holdings Corp.
 Tranche B3 Term Loan
 10-10-14                         3.850-4.033         1,493,506             1,096,397
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
AMC Entertainment Holdings, Inc.
 Pay-in-kind Term Loan
 06-13-12                         0.000-5.537         4,224,752(j)          3,886,772
-------------------------------------------------------------------------------------

GAMING (0.4%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.000         1,898,104(h)          1,838,124
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.000           702,132(h)            679,944
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.000           491,631(h)            476,096
                                                                      ---------------
Total                                                                       2,994,164
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.5%)
Dresser, Inc.
 2nd Lien Term Loan
 05-04-15                               6.195         3,965,000             3,645,342
-------------------------------------------------------------------------------------

WIRELINES (1.0%)
Fairpoint Communications, Inc.
 Tranche B Term Loan
 03-31-15                               1.750         9,727,791(b,m)        6,488,437
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $24,731,014)                                                       $24,978,445
-------------------------------------------------------------------------------------





COMMON STOCKS (--%)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS
Link Energy LLC Unit                                   494,265(b)                $840
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $3,913,363)                                                               $840
-------------------------------------------------------------------------------------



OTHER (--%)
ISSUER                                                 SHARES                VALUE(a)
DIVERSIFIED FINANCIAL SERVICES
Varde Fund V LP                                      5,000,000(e,h)          $100,950
-------------------------------------------------------------------------------------
TOTAL OTHER
(Cost: $--)                                                                  $100,950
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             9,859,788(n)          $9,859,788
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $9,859,788)                                                         $9,859,788
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (4.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(O)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $6,000,015                          0.090%          $6,000,000            $6,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,416,159                         0.030           10,416,150            10,416,150
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,042                         0.150           10,000,000            10,000,000
Societe Generale
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,500,002                          0.030            2,500,000             2,500,000
                                                                      ---------------
Total                                                                      28,916,150
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $28,916,150)                                                       $28,916,150
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $673,034,089)(p)                                                  $686,072,664
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.92% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $210,733,329 or 31.55% of net assets.


--------------------------------------------------------------------------------
150  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $352,488. See Note 2 to the financial statements.

(g) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $4,900,090, representing 0.73% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.000% 2012                        03-02-07 thru 09-15-07      $1,882,724
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.000% 2012                        03-02-07 thru 09-15-07         696,443
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.000% 2012                        03-02-07 thru 09-15-07         487,648
     United Artists Theatre Circuit,
       Inc.
       1995-A Pass-Through Certificates
       Series AU4
       9.300% 2015                        02-09-00 thru 04-09-02       1,259,997
     United Artists Theatre Circuit,
       Inc.
       1995-A Pass-Through Certificates
       Series AV2
       9.300% 2015                        12-11-01 thru 08-28-02         389,937
     Varde Fund V LP                      04-27-00 thru 06-19-00              --*


     * The original cost for this position was $5,000,000. From Sept. 29, 2004 through March 7, 2005, $5,000,000 was returned to the fund in the form of return of capital.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) For those zero coupons that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)  This position is in bankruptcy.

(n) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(o) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                       $7,296
Fannie Mae Interest Strip                                                       75,465
Fannie Mae Pool                                                              1,212,273
Fannie Mae Principal Strip                                                       1,232
Fannie Mae REMICS                                                              874,363
Federal Farm Credit Bank                                                       382,952
Federal Home Loan Banks                                                        526,597
Federal Home Loan Mortgage Corp                                                377,610


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  151

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.090%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal National Mortgage Association                                         $185,936
FHLMC Structured Pass Through Securities                                       177,654
Freddie Mac Discount Notes                                                      27,412
Freddie Mac Gold Pool                                                           94,240
Freddie Mac Non Gold Pool                                                      370,716
Freddie Mac Reference REMIC                                                      6,449
Freddie Mac REMICS                                                              97,661
Freddie Mac Strips                                                             104,546
Ginnie Mae I Pool                                                              507,526
Ginnie Mae II Pool                                                             421,522
GNMA Callable Pass Through Securities                                            8,170
Government National Mortgage Association                                       195,708
United States Treasury Inflation Indexed Bonds                                  44,639
United States Treasury Note/Bond                                                59,823
United States Treasury Strip Coupon                                            317,946
United States Treasury Strip Principal                                          42,264
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $6,120,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,858,901
Government National Mortgage Association                                     8,765,572
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,624,473
--------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal Farm Credit Bank                                                      $296,703
Federal Home Loan Bank Discount Notes                                        3,051,760
Federal Home Loan Banks                                                      1,550,133
Federal Home Loan Mortgage Corp                                                263,856
Ginnie Mae II Pool                                                             693,906
United States Treasury Note/Bond                                             4,343,643
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,001
--------------------------------------------------------------------------------------


SOCIETE GENERALE (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae REMICS                                                           $1,093,273
FHLMC-GNMA                                                                       5,365
Freddie Mac REMICS                                                             535,313
Government National Mortgage Association                                       916,049
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $2,550,000
--------------------------------------------------------------------------------------


(p) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $673,034,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $31,449,000
     Unrealized depreciation                                                    (18,410,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $13,039,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
152  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  153

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - High Yield Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS      INPUTS(b)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities
  Entertainment                                          $--        $12,661,390     $1,804,976      $14,466,366
  All Other Industries                                    --        607,750,125             --      607,750,125
---------------------------------------------------------------------------------------------------------------
Total Bonds                                               --        620,411,515      1,804,976      622,216,491
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
  Oil, Gas & Consumable Fuels                             --                840             --              840
  Other
  Diversified Financial Services                          --                 --        100,950          100,950
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                   --                840        100,950          101,790
---------------------------------------------------------------------------------------------------------------
Other
  Senior Loans
  Gaming                                                  --                 --      2,994,164        2,994,164
  All Other Industries                                    --         21,984,281             --       21,984,281
  Affiliated Money Market Fund(c)                  9,859,788                 --             --        9,859,788
  Investments of Cash Collateral Received
    for Securities on Loan                                --         28,916,150             --       28,916,150
---------------------------------------------------------------------------------------------------------------
Total Other                                        9,859,788         50,900,431      2,994,164       63,754,383
---------------------------------------------------------------------------------------------------------------
Total                                             $9,859,788       $671,312,786     $4,900,090     $686,072,664
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                     CORPORATE
                                                       DEBT                     SENIOR
                                                    SECURITIES      OTHER        LOANS         TOTAL
-------------------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                         $9,231,763    $227,900    $3,470,427    $12,930,090
  Accrued discounts/premiums                            14,396          --         6,463         20,859
  Realized gain (loss)                                  22,068     143,231         5,521        170,820
  Change in unrealized appreciation
    (depreciation)*                                   (152,429)   (126,950)      143,919       (135,460)
  Net purchases (sales)                               (123,822)   (143,231)     (632,166)      (899,219)
  Transfers in and/or out of Level 3                (7,187,000)         --            --     (7,187,000)
-------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                         $1,804,976    $100,950    $2,994,164     $4,900,090
-------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(135,460), which is comprised of Corporate Debt Securities of $(152,429), Senior Loans of $143,919, and Other of $(126,950).



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
154  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Income Opportunities Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (95.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (2.1%)
CPI International, Inc.
 Senior Unsecured
 02-01-15                               6.136%       $1,912,000(f)         $1,912,000
Kratos Defense & Security Solutions, Inc.
 Senior Secured
 06-01-17                              10.000         3,660,000(d)          3,733,200
L-3 Communications Corp.
 10-15-15                               6.375         7,047,000             7,047,000
Oshkosh Corp.
 03-01-17                               8.250         2,904,000             3,020,160
 03-01-20                               8.500           210,000               218,400
TransDigm, Inc.
 07-15-14                               7.750         2,035,000(j)          2,040,088
 07-15-14                               7.750         2,715,000(d)          2,715,000
                                                                      ---------------
Total                                                                      20,685,848
-------------------------------------------------------------------------------------

AIRLINES (1.1%)
Delta Air Lines, Inc.
 Senior Secured
 09-15-14                               9.500         7,210,000(d,j)        7,570,500
United Air Lines, Inc.
 Senior Secured
 08-01-13                               9.875         3,656,000(d,j)        3,765,680
                                                                      ---------------
Total                                                                      11,336,180
-------------------------------------------------------------------------------------

AUTOMOTIVE (1.8%)
American Axle & Manufacturing Holdings, Inc.
 Senior Secured
 01-15-17                               9.250         4,108,000(d,j)        4,220,970
Lear Corp.
 03-15-18                               7.875         2,732,000(j)          2,738,830
 03-15-20                               8.125         1,524,000(j)          1,527,810
Tenneco, Inc.
 11-15-15                               8.125         4,455,000(j)          4,477,275
TRW Automotive, Inc.
 12-01-17                               8.875         4,820,000(d,j)        4,964,600
                                                                      ---------------
Total                                                                      17,929,485
-------------------------------------------------------------------------------------

BUILDING MATERIALS (1.7%)
Associated Materials LLC/Finance, Inc.
 Senior Secured
 11-15-16                               9.875         5,688,000             6,100,380
Gibraltar Industries, Inc.
 12-01-15                               8.000         3,807,000             3,711,825
Interface, Inc.
 Secured
 11-01-13                              11.375         1,910,000             2,139,200
Norcraft Companies LP/Finance Corp.
 Senior Secured
 12-15-15                              10.500         4,704,000(d)          4,886,280
Norcraft Holdings LP/Capital Corp.
 Senior Discount Notes
 09-01-12                               9.750            92,000                87,055
                                                                      ---------------
Total                                                                      16,924,740
-------------------------------------------------------------------------------------

CHEMICALS (4.8%)
Ashland, Inc.
 06-01-17                               9.125         2,715,000             2,972,925
CF Industries, Inc.
 05-01-18                               6.875         3,625,000             3,679,375
 05-01-20                               7.125         3,625,000             3,724,688
Chemtura Corp.
 06-01-16                               6.875        12,200,000(b,i)       13,724,999
Hexion US Finance Corp./Nova Scotia ULC
 Senior Secured
 02-01-18                               8.875        10,440,000             9,422,100
Ineos Finance PLC
 Senior Secured
 05-15-15                               9.000         2,990,000(c,d,j)      2,967,575
Invista
 Senior Unsecured
 05-01-12                               9.250         4,303,000(d)          4,346,030
Koppers, Inc.
 12-01-19                               7.875         1,040,000             1,050,400
LBI Escrow Corp.
 Senior Secured
 11-01-17                               8.000         4,223,000(d,j)        4,349,690
Nalco Co.
 11-15-13                               8.875           760,000(j)            779,000
Nalco Co.
 Senior Notes
 05-15-17                               8.250            70,000                72,450
Solutia, Inc.
 11-01-17                               8.750           495,000(j)            511,088
                                                                      ---------------
Total                                                                      47,600,320
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (3.9%)
Case New Holland, Inc.
 Senior Notes
 12-01-17                               7.875         6,622,000(d,j)        6,721,329
Maxim Crane Works LP
 Senior Secured
 04-15-15                              12.250         5,278,000(d)          5,165,843
RSC Equipment Rental, Inc./Holdings III LLC
 Senior Secured
 07-15-17                              10.000         3,380,000(d,j)        3,633,500
Terex Corp.
 Senior Unsecured
 06-01-16                              10.875         5,740,000(j)          6,170,500
The Manitowoc Co., Inc.
 11-01-13                               7.125           535,000               516,275
 02-15-18                               9.500         5,435,000(j)          5,421,413
United Rentals North America, Inc.
 06-15-16                              10.875         5,455,000(j)          5,850,488
United Rentals North America, Inc.
 Senior Unsecured
 12-15-19                               9.250         5,165,000(j)          5,190,825
                                                                      ---------------
Total                                                                      38,670,173
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.4%)
Garda World Security Corp.
 Senior Unsecured
 03-15-17                               9.750         2,542,000(c,d,j)      2,645,737
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                               8.125           715,000(d,j)          688,188
West Corp.
 10-15-14                               9.500           516,000               518,580
                                                                      ---------------
Total                                                                       3,852,505
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (2.8%)
ACCO Brands Corp.
 Senior Secured
 03-15-15                              10.625           825,000(j)            895,125
American Achievement Corp.
 04-01-12                               8.250           795,000(d)            793,013
Central Garden and Pet Co.
 03-01-18                               8.250         3,590,000             3,558,588
Easton-Bell Sports, Inc.
 Senior Secured
 12-01-16                               9.750         2,520,000(d,j)        2,595,600
Jarden Corp.
 05-01-16                               8.000         3,297,000             3,387,668
Libbey Glass, Inc.
 Senior Secured
 02-15-15                              10.000         4,448,000(d,j)        4,625,919
Sealy Mattress Co.
 Senior Secured
 04-15-16                              10.875         2,126,000(d,j)        2,359,860
Spectrum Brands Holdings, Inc.
 Secured
 06-15-18                               9.500         4,125,000(d,j)        4,279,687
Visant Holding Corp.
 Senior Discount Notes
 12-01-13                              10.250         3,840,000             3,921,600
Visant Holding Corp.
 Senior Notes
 12-01-13                               8.750           694,000               700,940
                                                                      ---------------
Total                                                                      27,118,000
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  155

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DIVERSIFIED MANUFACTURING (1.1%)
Amsted Industries, Inc.
 Senior Notes
 03-15-18                               8.125%       $3,474,000(d)         $3,474,000
CPM Holdings, Inc.
 Senior Secured
 09-01-14                              10.625         6,844,000(d,j)        7,228,975
                                                                      ---------------
Total                                                                      10,702,975
-------------------------------------------------------------------------------------

ELECTRIC (3.7%)
Dynegy Holdings, Inc.
 Senior Unsecured
 06-01-19                               7.750         5,642,000(j)          3,900,033
Edison Mission Energy
 Senior Unsecured
 05-15-17                               7.000         4,022,000(j)          2,574,080
Ipalco Enterprises, Inc.
 Senior Secured
 04-01-16                               7.250         2,015,000(d,j)        2,050,263
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                               8.560        14,934,176            14,747,498
NRG Energy, Inc.
 02-01-16                               7.375         1,895,000(j)          1,885,525
 01-15-17                               7.375        11,711,000            11,593,890
                                                                      ---------------
Total                                                                      36,751,289
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.8%)
AMC Entertainment, Inc.
 Senior Unsecured
 06-01-19                               8.750         3,867,000(j)          3,886,335
Cinemark USA, Inc.
 06-15-19                               8.625         2,039,000(j)          2,049,195
Equinox Holdings, Inc.
 Senior Secured
 02-01-16                               9.500         4,517,000(d,j)        4,471,830
Regal Cinemas Corp.
 02-01-12                               9.375         1,000,000             1,000,000
 07-15-19                               8.625         2,975,000             2,989,875
Speedway Motorsports, Inc.
 06-01-16                               8.750         2,800,000             2,947,000
                                                                      ---------------
Total                                                                      17,344,235
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.2%)
Clean Harbors, Inc.
 Senior Secured
 08-15-16                               7.625         1,625,000(j)          1,669,688
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.6%)
Bumble Bee Foods LLC
 Senior Secured
 12-15-15                               7.750         3,607,000(d,j)        3,625,035
Michael Foods, Inc.
 Senior Notes
 07-15-18                               9.750         2,460,000(d,j)        2,524,575
                                                                      ---------------
Total                                                                       6,149,610
-------------------------------------------------------------------------------------

GAMING (6.3%)
Boyd Gaming Corp.
 Senior Subordinated Notes
 02-01-16                               7.125         2,351,000             1,933,698
Circus & Eldorado Joint Venture/Silver Legacy
 Capital Corp.
 1st Mortgage
 03-01-12                              10.125         4,575,000             4,231,875
FireKeepers Development Authority
 Senior Secured
 05-01-15                              13.875         2,750,000(d)          3,172,813
MGM Resorts International
 Senior Secured
 05-15-14                              10.375           750,000(j)            815,625
 11-15-17                              11.125         3,430,000(j)          3,781,575
 03-15-20                               9.000         6,820,000(d,j)        6,956,399
Penn National Gaming, Inc.
 Senior Subordinated Notes
 08-15-19                               8.750         2,275,000(j)          2,337,563
Pinnacle Entertainment, Inc.
 08-01-17                               8.625           813,000(d)            829,260
 05-15-20                               8.750         5,827,000(d,j)        5,448,245
Pokagon Gaming Authority
 Senior Notes
 06-15-14                              10.375         7,053,000(d)          7,299,854
San Pasqual Casino
 09-15-13                               8.000         1,520,000(d)          1,444,000
Seminole Indian Tribe of Florida
 10-01-20                               7.804         2,085,000(d)          1,909,589
Seminole Indian Tribe of Florida
 Senior Secured
 10-01-20                               6.535         4,385,000(d)          3,916,726
Seneca Gaming Corp.
 Senior Unsecured
 05-01-12                               7.250         5,785,000             5,654,838
Shingle Springs Tribal Gaming Authority
 Senior Notes
 06-15-15                               9.375        11,230,000(d)          8,899,774
Tunica-Biloxi Gaming Authority
 Senior Unsecured
 11-15-15                               9.000         4,080,000(d)          3,672,000
                                                                      ---------------
Total                                                                      62,303,834
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.2%)
Niska Gas Storage US LLC/Canada ULC
 Senior Unsecured
 03-15-18                               8.875         2,181,000(d,j)        2,243,770
-------------------------------------------------------------------------------------

GAS PIPELINES (2.7%)
El Paso Corp.
 01-15-32                               7.750         4,100,000             4,051,714
Regency Energy Partners LP/Finance Corp.
 12-15-13                               8.375         1,600,000             1,648,000
 06-01-16                               9.375         4,205,000(d,j)        4,488,838
Sonat, Inc.
 Senior Unsecured
 02-01-18                               7.000         2,600,000             2,562,001
Southern Star Central Corp.
 Senior Notes
 03-01-16                               6.750         6,490,000(d)          6,295,300
 03-01-16                               6.750         7,827,000             7,572,622
                                                                      ---------------
Total                                                                      26,618,475
-------------------------------------------------------------------------------------

HEALTH CARE (6.1%)
Accellent, Inc.
 Senior Secured
 02-01-17                               8.375         2,852,000(d)          2,794,960
American Renal Holdings
 Senior Secured
 05-15-18                               8.375         1,545,000(d)          1,529,550
Apria Healthcare Group, Inc.
 Senior Secured
 11-01-14                              11.250         4,205,000(d)          4,478,325
Biomet, Inc.
 Pay-in-kind
 10-15-17                              10.375         3,090,000(e,j)        3,321,750
Capella Healthcare, Inc.
 07-01-17                               9.250           570,000(d,j)          574,275
CHS/Community Health Systems, Inc.
 07-15-15                               8.875         6,247,000             6,442,219
DaVita, Inc.
 03-15-15                               7.250           750,000(j)            750,000
HCA, Inc.
 Secured
 11-15-16                               9.250         1,799,000             1,906,940
HCA, Inc.
 Senior Secured
 02-15-20                               7.875         3,700,000             3,806,375
 09-15-20                               7.250        12,005,000            12,065,024
Omnicare, Inc.
 06-01-13                               6.125         1,691,000             1,661,408
 12-15-15                               6.875         6,846,000(j)          6,846,000
Select Medical Corp.
 02-01-15                               7.625         8,030,000             7,548,199
Tenet Healthcare Corp.
 Senior Secured
 07-01-19                               8.875         2,155,000(d,j)        2,289,688
Vanguard Health Holding Co. II LLC/Inc.
 02-01-18                               8.000         2,432,000(j)          2,334,720
 02-01-18                               8.000         1,700,000(d,h)        1,636,250
                                                                      ---------------
Total                                                                      59,985,683
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.6%)
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                              10.625         3,621,000(j)          3,621,000
KB Home
 09-15-17                               9.100         2,155,000(j)          2,117,288
William Lyon Homes, Inc.
 02-15-14                               7.500           570,000               410,400
                                                                      ---------------
Total                                                                       6,148,688
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
156  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (8.3%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                               7.625%       $8,880,000(j)         $8,463,412
 06-15-14                               5.750         1,670,000             1,510,924
Berry Petroleum Co.
 Senior Unsecured
 06-01-14                              10.250         4,735,000             5,090,125
Chesapeake Energy Corp.
 01-15-16                               6.625         1,905,000             1,935,956
 08-15-17                               6.500           520,000(j)            512,850
 01-15-18                               6.250         3,690,000(j)          3,726,900
Comstock Resources, Inc.
 10-15-17                               8.375         2,840,000             2,818,700
Concho Resources, Inc.
 10-01-17                               8.625         5,144,000             5,298,320
Continental Resources, Inc.
 10-01-20                               7.375         1,008,000(d,j)          997,920
Denbury Resources, Inc.
 04-01-13                               7.500         1,046,000             1,057,768
 12-15-15                               7.500           567,000               572,670
 03-01-16                               9.750         3,000,000(j)          3,240,000
 02-15-20                               8.250           493,000(j)            515,801
Forest Oil Corp.
 02-15-14                               8.500         5,195,000             5,415,788
 06-15-19                               7.250         2,505,000(j)          2,417,325
Hilcorp Energy I LP/Finance Co.
 Senior Unsecured
 11-01-15                               7.750         6,376,000(d)          6,280,359
KCS Energy, Inc.
 04-01-12                               7.125         3,075,000             3,067,313
Petrohawk Energy Corp.
 08-01-14                              10.500         3,630,000             3,911,325
 06-01-15                               7.875         2,200,000(j)          2,205,500
Pioneer Natural Resources Co.
 Senior Unsecured
 01-15-20                               7.500           435,000               448,050
Quicksilver Resources, Inc.
 08-01-15                               8.250         5,237,000             5,158,445
 08-15-19                               9.125         2,540,000(j)          2,578,100
Range Resources Corp.
 03-15-15                               6.375           700,000(j)            691,250
 05-01-18                               7.250         1,165,000             1,159,175
 05-15-19                               8.000         2,632,000             2,747,150
SandRidge Energy, Inc.
 Pay-in-kind
 04-01-15                               8.625         6,997,000(e,j)        6,795,835
Southwestern Energy Co.
 Senior Notes
 02-01-18                               7.500         2,035,000(j)          2,162,188
                                                                      ---------------
Total                                                                      80,779,149
-------------------------------------------------------------------------------------

LODGING (0.6%)
Wyndham Worldwide Corp.
 Senior Unsecured
 12-01-16                               6.000         3,040,000             2,949,317
 03-01-20                               7.375         2,500,000             2,512,500
                                                                      ---------------
Total                                                                       5,461,817
-------------------------------------------------------------------------------------

MEDIA CABLE (5.2%)
Cablevision Systems Corp.
 Senior Notes
 09-15-17                               8.625         3,190,000(d)          3,253,800
CCO Holdings LLC/Capital Corp.
 04-30-18                               7.875         2,660,000(d)          2,666,650
 04-30-20                               8.125         1,140,000(d,j)        1,165,650
Cequel Communications Holdings I LLC/Capital Corp.
 Senior Unsecured
 11-15-17                               8.625         4,691,000(d)          4,673,409
CSC Holdings LLC
 Senior Unsecured
 04-15-14                               8.500         2,490,000(j)          2,595,825
 06-15-15                               8.500         5,360,000(j)          5,547,600
 02-15-19                               8.625         1,280,000(j)          1,345,600
DISH DBS Corp.
 02-01-16                               7.125         7,355,000             7,373,388
 09-01-19                               7.875         1,820,000             1,892,800
Insight Communications Co., Inc.
 Senior Notes
 07-15-18                               9.375           500,000(d,h)          501,250
Mediacom Broadband LLC/Corp.
 Senior Unsecured
 10-15-15                               8.500         3,135,000(j)          2,993,925
Mediacom LLC/Capital Corp.
 08-15-19                               9.125         3,436,000(j)          3,315,740
Videotron Ltee
 01-15-14                               6.875           750,000(c,j)          753,750
 04-15-18                               9.125         7,940,000(c,j)        8,614,899
Virgin Media Secured Finance PLC
 Senior Secured
 01-15-18                               6.500         4,347,000(c,d)        4,269,595
                                                                      ---------------
Total                                                                      50,963,881
-------------------------------------------------------------------------------------

MEDIA NON CABLE (6.3%)
Belo Corp.
 Senior Unsecured
 11-15-16                               8.000         7,468,000(j)          7,673,370
Clear Channel Worldwide Holdings, Inc.
 12-15-17                               9.250         7,257,000(d,j)        7,293,285
Intelsat Subsidiary Holding Co. SA
 01-15-15                               8.875         3,490,000(c,d,j)      3,559,800
 01-15-15                               8.875         2,650,000(c,j)        2,693,063
Lamar Media Corp.
 04-01-14                               9.750         8,350,000             9,101,499
Nielsen Finance LLC/Co.
 08-01-14                              10.000         7,245,000             7,408,013
Salem Communications Corp.
 Senior Secured
 12-15-16                               9.625         8,011,000(j)          8,251,329
Sinclair Television Group, Inc.
 Senior Secured
 11-01-17                               9.250         7,842,000(d,j)        7,920,420
Sirius XM Radio, Inc.
 04-01-15                               8.750         2,140,000(d,j)        2,129,300
The Interpublic Group of Companies, Inc.
 Senior Unsecured
 07-15-17                              10.000         5,175,000(j)          5,705,438
                                                                      ---------------
Total                                                                      61,735,517
-------------------------------------------------------------------------------------

METALS (2.5%)
Arch Coal, Inc.
 08-01-16                               8.750         3,234,000(d,j)        3,371,445
Arch Western Finance LLC
 07-01-13                               6.750         4,335,000             4,345,838
Compass Minerals International, Inc.
 06-01-19                               8.000         1,610,000             1,630,125
Consol Energy, Inc.
 04-01-17                               8.000         6,532,000(d,j)        6,776,949
 04-01-20                               8.250         4,490,000(d,j)        4,697,663
Novelis, Inc.
 02-15-15                               7.250         1,820,000(c,j)        1,756,300
United States Steel Corp.
 Senior Unsecured
 04-01-20                               7.375         2,199,000(j)          2,177,010
                                                                      ---------------
Total                                                                      24,755,330
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.9%)
American General Finance Corp.
 Senior Unsecured
 12-15-17                               6.900        11,027,000             8,835,384
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (3.8%)
Ally Financial, Inc.
 03-15-20                               8.000        16,963,000(d,j)       16,581,333
CIT Group, Inc.
 Senior Secured
 05-01-17                               7.000        17,740,000(j)         15,966,000
Ford Motor Credit Co. LLC
 Senior Unsecured
 10-01-14                               8.700         3,690,000(j)          3,845,677
 04-15-15                               7.000         1,423,000             1,407,589
                                                                      ---------------
Total                                                                      37,800,599
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.9%)
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                               8.500         7,672,000(c,d)        7,328,981
Key Energy Services, Inc.
 12-01-14                               8.375         3,799,000(j)          3,775,256
McJunkin Red Man Corp.
 Senior Secured
 12-15-16                               9.500         7,777,000(d,j)        7,397,872
                                                                      ---------------
Total                                                                      18,502,109
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.2%)
Cardtronics, Inc.
 08-15-13                               9.250        11,390,000            11,446,950
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  157

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
OTHER INDUSTRY (1.4%)
Aquilex Holdings LLC/Finance Corp.
 Senior Notes
 12-15-16                              11.125%       $5,992,000(d)         $5,977,020
Chart Industries, Inc.
 10-15-15                               9.125         8,195,000             8,225,731
                                                                      ---------------
Total                                                                      14,202,751
-------------------------------------------------------------------------------------

PACKAGING (2.7%)
Ball Corp.
 09-01-19                               7.375         1,435,000             1,492,400
 09-15-20                               6.750         1,500,000             1,503,750
Crown Americas LLC/Capital Corp. II
 05-15-17                               7.625         2,950,000(d,j)        3,053,250
Greif, Inc.
 Senior Unsecured
 02-01-17                               6.750         5,135,000             5,038,719
 08-01-19                               7.750           905,000(j)            932,150
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                               7.750        10,017,000(d)         10,067,084
Sealed Air Corp.
 Senior Notes
 06-15-17                               7.875         4,097,000(d)          4,282,529
                                                                      ---------------
Total                                                                      26,369,882
-------------------------------------------------------------------------------------

PAPER (1.5%)
Boise Cascade LLC
 10-15-14                               7.125         1,058,000               995,843
Cascades, Inc.
 12-15-17                               7.750         5,255,000(c)          5,228,724
Georgia-Pacific LLC
 01-15-15                               7.000           225,000(d,j)          227,250
 06-15-15                               7.700         3,983,000(j)          4,152,278
 01-15-17                               7.125         1,232,000(d,j)        1,256,640
Graphic Packaging International, Inc.
 06-15-17                               9.500         3,080,000(j)          3,218,600
                                                                      ---------------
Total                                                                      15,079,335
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.7%)
Patheon, Inc.
 Senior Secured
 04-15-17                               8.625         2,998,000(c,d)        2,960,525
Valeant Pharmaceuticals International
 06-15-16                               8.375         3,755,000             4,243,150
                                                                      ---------------
Total                                                                       7,203,675
-------------------------------------------------------------------------------------

RAILROADS (0.3%)
Kansas City Southern de Mexico SA de CV
 Senior Unsecured
 05-01-12                               9.375           486,000(c,j)          498,150
Kansas City Southern Railway
 06-01-15                               8.000         2,600,000(j)          2,684,500
                                                                      ---------------
Total                                                                       3,182,650
-------------------------------------------------------------------------------------

RETAILERS (3.0%)
HSN, Inc.
 08-01-16                              11.250         2,110,000             2,363,200
Limited Brands, Inc.
 05-01-20                               7.000         2,770,000(j)          2,790,775
QVC, Inc.
 Senior Secured
 04-15-17                               7.125         2,900,000(d,j)        2,856,500
 10-01-19                               7.500         3,880,000(d)          3,841,200
 10-15-20                               7.375         2,900,000(d)          2,834,750
Rite Aid Corp.
 Senior Secured
 06-12-16                               9.750         1,953,000(j)          2,040,885
The Neiman Marcus Group, Inc.
 Pay-in-kind
 10-15-15                               9.000         2,549,255(e,j)        2,555,628
Toys R Us Property Co. I LLC
 07-15-17                              10.750         6,043,000(d,j)        6,632,193
Toys R Us Property Co. II LLC
 Senior Secured
 12-01-17                               8.500         3,896,000(d)          4,022,620
                                                                      ---------------
Total                                                                      29,937,751
-------------------------------------------------------------------------------------

TECHNOLOGY (2.5%)
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                               7.375         1,802,000(d,j)        1,756,950
Brocade Communications Systems, Inc.
 Senior Secured
 01-15-18                               6.625         5,774,000(d)          5,716,260
 01-15-20                               6.875           788,000(d,j)          782,090
First Data Corp.
 09-24-15                               9.875         3,595,000             2,732,200
Freescale Semiconductor, Inc.
 Senior Secured
 04-15-18                               9.250           460,000(d)            454,250
JDA Software Group, Inc.
 12-15-14                               8.000         1,005,000(d)          1,015,050
Seagate Technology International
 Secured
 05-01-14                              10.000         3,045,000(c,d)        3,433,238
SS&C Technologies, Inc.
 12-01-13                              11.750         3,791,000             3,961,595
Sungard Data Systems, Inc.
 08-15-15                              10.250           630,000(j)            650,475
Trans Union LLC/Financing Corp.
 06-15-18                              11.375         1,590,000(d,j)        1,673,475
WireCo WorldGroup, Inc.
 Senior Unsecured
 05-15-17                               9.500         2,140,000(d)          2,161,400
                                                                      ---------------
Total                                                                      24,336,983
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
American Petroleum Tankers LLC/Co.
 Senior Secured
 05-01-15                              10.250         1,580,000(d)          1,595,800
Avis Budget Car Rental LLC/Finance, Inc.
 03-15-18                               9.625         1,497,000(d,j)        1,500,743
The Hertz Corp.
 01-01-14                               8.875         4,110,000             4,161,375
                                                                      ---------------
Total                                                                       7,257,918
-------------------------------------------------------------------------------------

WIRELESS (4.8%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
 Senior Secured
 05-01-17                               7.750         8,325,000(d)          8,803,688
Cricket Communications, Inc.
 Senior Secured
 05-15-16                               7.750         7,365,000(j)          7,512,300
Crown Castle International Corp.
 Senior Unsecured
 11-01-19                               7.125         4,000,000(j)          3,920,000
Nextel Communications, Inc.
 08-01-15                               7.375        17,738,000(j)         16,851,099
SBA Telecommunications, Inc.
 08-15-16                               8.000         2,100,000(d)          2,173,500
 08-15-19                               8.250         2,387,000(d)          2,512,318
Sprint Capital Corp.
 01-30-11                               7.625            31,000                31,543
Sprint Nextel Corp.
 Senior Unsecured
 08-15-17                               8.375         2,225,000(j)          2,225,000
Wind Acquisition Finance SA
 Secured
 07-15-17                              11.750         2,930,000(c,d,j)      3,003,250
                                                                      ---------------
Total                                                                      47,032,698
-------------------------------------------------------------------------------------

WIRELINES (5.5%)
Cincinnati Bell, Inc.
 10-15-17                               8.250         4,900,000(j)          4,581,500
Frontier Communications Corp.
 Senior Unsecured
 10-01-18                               8.125            20,000                19,875
Integra Telecom Holdings, Inc.
 Senior Secured
 04-15-16                              10.750         2,604,000(d,j)        2,584,470
ITC Deltacom, Inc.
 Senior Secured
 04-01-16                              10.500         6,786,000(d)          6,565,454
Level 3 Financing, Inc.
 11-01-14                               9.250         6,025,000(j)          5,467,688
 02-15-17                               8.750         3,006,000             2,600,190
New Communications Holdings, Inc.
 Senior Notes
 04-15-15                               7.875         1,162,000(d)          1,173,620
 04-15-20                               8.500         2,414,000(d)          2,432,105
PAETEC Holding Corp.
 06-30-17                               8.875         1,495,000(j)          1,495,000
PAETEC Holding Corp.
 Senior Secured
 06-30-17                               8.875         2,685,000(d)          2,691,713
Qwest Corp.
 Senior Unsecured
 05-01-16                               8.375         5,345,000(j)          5,839,412
tw telecom holdings, inc.
 03-01-18                               8.000         2,341,000(d)          2,381,968


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
158  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
WIRELINES (CONT.)
Valor Telecommunications Enterprises Finance Corp.
 02-15-15                               7.750%       $5,675,000            $5,788,500
Windstream Corp.
 08-01-16                               8.625         6,580,000(j)          6,629,349
 11-01-17                               7.875         4,464,000             4,357,980
                                                                      ---------------
Total                                                                      54,608,824
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $912,707,031)                                                     $943,528,701
-------------------------------------------------------------------------------------



SENIOR LOANS (1.1%)(g)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
ENTERTAINMENT (0.1%)
AMC Entertainment Holdings, Inc.
 Pay-in-kind Term Loan
 06-13-12                         0.000-5.537%         $963,869(e)           $886,760
-------------------------------------------------------------------------------------

GAMING (0.1%)
Great Lakes Gaming of Michigan LLC
 Development Term Loan
 08-15-12                               9.000           679,568(l)            658,094
Great Lakes Gaming of Michigan LLC
 Non-Gaming Land Acquisition
 Letter of Credit
 08-15-12                               9.000           251,381(l)            243,437
Great Lakes Gaming of Michigan LLC
 Transition Term Loan
 08-15-12                               9.000           176,016(l)            170,454
                                                                      ---------------
Total                                                                       1,071,985
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.5%)
Dresser, Inc.
 2nd Lien Term Loan
 05-04-15                               6.195         5,595,000             5,143,931
-------------------------------------------------------------------------------------

WIRELINES (0.4%)
Fairpoint Communications, Inc.
 Tranche B Term Loan
 03-31-15                               1.750         5,202,410(b,i)        3,470,007
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $10,191,090)                                                       $10,572,683
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             16,616,653(m)        $16,616,653
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,616,653)                                                       $16,616,653
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.6%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY            VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (4.7%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $4,999,972            $4,999,972
 07-26-10                            0.410            3,998,497             3,998,497
Grampian Funding LLC
 07-06-10                            0.400            4,998,222             4,998,222
Newport Funding Corp.
 07-28-10                            0.370            2,999,075             2,999,075
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            4,997,667             4,997,667
Scaldis Capital LLC
 07-01-10                            0.410            9,996,811             9,996,811
Thames Asset Global Securities
 09-20-10                            0.551            9,985,639             9,985,639
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      45,975,544
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (13.0%)
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.480            4,998,001             4,998,001
Banque Federative du Credit Mutuel
 07-07-10                            0.405            2,497,443             2,497,443
 07-30-10                            0.530            2,995,986             2,995,986
Clydesdale Bank PLC
 08-16-10                            0.560            5,000,000             5,000,000
Credit Agricole
 10-12-10                            0.420           16,000,000            15,999,999
Credit Suisse
 07-22-10                            0.460            5,000,000             5,000,000
Deutsche Bank AG
 12-06-10                            0.531            4,000,000             4,000,000
Dexia Bank SA
 07-06-10                            0.650            5,000,044             5,000,044
DZ Bank AG
 07-07-10                            0.400           15,000,000            15,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-06-10                            0.500            4,999,514             4,999,514
Macquarie Bank Ltd.
 07-06-10                            0.450            4,999,563             4,999,563
Norinchukin Bank
 09-21-10                            0.560           10,000,132            10,000,132
Overseas Chinese Banking Corp.
 09-29-10                            0.590            5,000,000             5,000,000
Pohjola Bank PLC
 09-28-10                            0.730            4,990,690             4,990,690
Societe Generale
 09-01-10                            0.655            7,000,000             7,000,000
Unicredit BK AG
 07-02-10                            0.400           10,000,000            10,000,000
 07-12-10                            0.420            6,000,000             6,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500           15,000,000            15,000,000
                                                                      ---------------
Total                                                                     128,481,372
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (8.9%)(k)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,014                         0.050           10,000,000            10,000,000
Barclays Capital, Inc.
 dated 03-22-10, matures 07-30-10,
 repurchase price
 $10,003,000                         0.360           10,000,000            10,000,000
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $15,000,038                         0.090           15,000,000            15,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $13,947,619                         0.030           13,947,607            13,947,607
Morgan Stanley
 dated 01-21-10, matures 07-30-10,
 repurchase price
 $4,001,200                          0.360            4,000,000             4,000,000
Morgan Stanley
 dated 02-22-10, matures 07-30-10,
 repurchase price
 $10,003,583                         0.430           10,000,000            10,000,000
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $5,001,792                          0.430            5,000,000             5,000,000
Morgan Stanley
 dated 03-04-10, matures 07-30-10,
 repurchase price
 $5,001,792                          0.430            5,000,000             5,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,042                          0.300            5,000,000             5,000,000
RBS Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,072                         0.260           10,000,000            10,000,000
                                                                      ---------------
Total                                                                      87,947,607
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $262,404,523)                                                     $262,404,523
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,201,919,297)(n)                                              $1,233,122,560
=====================================================================================






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  159

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 5.04% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $363,571,079 or 36.88% of net assets.

(e) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(g) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,202,158. See Note 2 to the financial statements.

(i)  This position is in bankruptcy.

(j) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(k) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $7,072,603
Freddie Mac Gold Pool                                                        1,540,817
Freddie Mac Non Gold Pool                                                    1,586,580
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


BARCLAYS CAPITAL, INC. (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities                                   $699,434
Credit Suisse Mortgage Capital Certificates                                  1,181,695
Fannie Mae REMICS                                                               88,767
Freddie Mac REMICS                                                             193,014
Government National Mortgage Association                                         2,013
Granite Master Issuer PLC                                                    1,532,623
GS Mortgage Securities Corp II                                                 525,138
LB Commercial Conduit Mortgage Trust                                           836,907
LB-UBS Commercial Mortgage Trust                                               516,396
Morgan Stanley Capital I                                                       484,566
Morgan Stanley Reremic Trust                                                   299,871
Paragon Mortgages PLC                                                        3,392,961
Wachovia Bank Commercial Mortgage Trust                                        738,268
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,491,653
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
160  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $18,238
Fannie Mae Interest Strip                                                      188,662
Fannie Mae Pool                                                              3,030,683
Fannie Mae Principal Strip                                                       3,079
Fannie Mae REMICS                                                            2,185,908
Federal Farm Credit Bank                                                       957,381
Federal Home Loan Banks                                                      1,316,492
Federal Home Loan Mortgage Corp                                                944,025
Federal National Mortgage Association                                          464,840
FHLMC Structured Pass Through Securities                                       444,135
Freddie Mac Discount Notes                                                      68,530
Freddie Mac Gold Pool                                                          235,601
Freddie Mac Non Gold Pool                                                      926,790
Freddie Mac Reference REMIC                                                     16,123
Freddie Mac REMICS                                                             244,153
Freddie Mac Strips                                                             261,366
Ginnie Mae I Pool                                                            1,268,815
Ginnie Mae II Pool                                                           1,053,804
GNMA Callable Pass Through Securities                                           20,426
Government National Mortgage Association                                       489,270
United States Treasury Inflation Indexed Bonds                                 111,597
United States Treasury Note/Bond                                               149,557
United States Treasury Strip Coupon                                            794,864
United States Treasury Strip Principal                                         105,661
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,300,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $2,489,137
Government National Mortgage Association                                    11,737,422
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $14,226,559
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $323,406
Amstel Funding Corp                                                            499,931
Atlantic Asset Securitization LLC                                               88,287
Autobahn Funding Company                                                        92,570
Compass Sec LLC                                                                118,933
Ebury Finance Ltd                                                              492,885
LMA LMA Americas                                                               278,509
Nationwide Building Society                                                    283,155
NRW Bank                                                                       460,817
Romulus Funding Corp                                                            61,965
Scaldis & Scaldis                                                              342,923
Scaldis Capital Ltd/LLC                                                        199,879
Silver Tower US Fund                                                           561,982
Surrey Funding Corp                                                            188,010
White Point Funding Inc                                                        206,748
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $4,200,000
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  161

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $201,078
American Express Credit Account Master Trust                                   174,054
Banc of America Large Loan Inc                                                 125,346
Brazos Higher Education Authority                                               63,982
Capital Auto Receivables Asset Trust                                           117,516
Capital One Multi-Asset Execution Trust                                         66,014
Chase Issuance Trust                                                            83,528
Citibank Credit Card Issuance Trust                                            433,702
Citigroup Commercial Mortgage Trust                                            247,338
Citigroup/Deutsche Bank Commercial Mortgage Trust                              172,962
College Loan Corp Trust                                                         60,423
Commercial Mortgage Asset Trust                                                 65,462
Commercial Mortgage Pass Through Certificates                                  249,715
Credit Suisse First Boston Mortgage Securities Corp                            154,043
Credit Suisse Mortgage Capital Certificates                                    374,434
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    55,292
DFR Middle Market CLO Ltd                                                      279,514
Discover Card Master Trust I                                                    55,340
Education Funding Capital Trust I                                               82,081
Fannie Mae Whole Loan                                                          122,878
First Union National Bank Commercial Mortgage                                   98,031
Ford Credit Auto Owner Trust                                                    79,781
Granite Master Issuer PLC                                                      160,772
GS Mortgage Securities Corp II                                                 143,404
JP Morgan Chase Commercial Mortgage Securities Corp                             52,061
LB-UBS Commercial Mortgage Trust                                                59,079
Leafs CDO I Ltd                                                                436,639
Marathon CLO Ltd                                                               710,532
MBNA Credit Card Master Note Trust                                             454,545
Merrill Auto Trust Securitization                                               86,493
Merrill Lynch Floating Trust                                                    71,056
Merrill Lynch Mortgage Trust                                                   183,748
Merrill Lynch/Countrywide Commercial Mortgage Trust                             69,528
Morgan Stanley Capital I                                                       377,969
Northstar Education Finance Inc                                                106,743
Saxon Asset Securities Trust                                                    43,884
SLC Student Loan Trust                                                         196,682
SLM Student Loan Trust                                                       2,778,356
Structured Asset Mortgage Investments Inc                                       66,385
Wachovia Bank Commercial Mortgage Trust                                        914,690
WaMu Mortgage Pass Through Certificates                                         41,560
Wells Fargo Mortgage Backed Securities Trust                                   121,215
World Omni Auto Receivables Trust                                               58,531
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,496,386
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $100,539
American Express Credit Account Master Trust                                    87,027
Banc of America Large Loan Inc                                                  62,673
Brazos Higher Education Authority                                               31,991
Capital Auto Receivables Asset Trust                                            58,758
Capital One Multi-Asset Execution Trust                                         33,007
Chase Issuance Trust                                                            41,764
Citibank Credit Card Issuance Trust                                            216,851


--------------------------------------------------------------------------------
162  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust                                           $123,669
Citigroup/Deutsche Bank Commercial Mortgage Trust                               86,481
College Loan Corp Trust                                                         30,212
Commercial Mortgage Asset Trust                                                 32,732
Commercial Mortgage Pass Through Certificates                                  124,858
Credit Suisse First Boston Mortgage Securities Corp                             77,022
Credit Suisse Mortgage Capital Certificates                                    187,217
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    27,646
DFR Middle Market CLO Ltd                                                      139,757
Discover Card Master Trust I                                                    27,670
Education Funding Capital Trust I                                               41,040
Fannie Mae Whole Loan                                                           61,439
First Union National Bank Commercial Mortgage                                   49,015
Ford Credit Auto Owner Trust                                                    39,890
Granite Master Issuer PLC                                                       80,386
GS Mortgage Securities Corp II                                                  71,702
JP Morgan Chase Commercial Mortgage Securities Corp                             26,031
LB-UBS Commercial Mortgage Trust                                                29,539
Leafs CDO I Ltd                                                                218,319
Marathon CLO Ltd                                                               355,266
MBNA Credit Card Master Note Trust                                             227,272
Merrill Auto Trust Securitization                                               43,246
Merrill Lynch Floating Trust                                                    35,528
Merrill Lynch Mortgage Trust                                                    91,874
Merrill Lynch/Countrywide Commercial Mortgage Trust                             34,764
Morgan Stanley Capital I                                                       188,985
Northstar Education Finance Inc                                                 53,371
Saxon Asset Securities Trust                                                    21,942
SLC Student Loan Trust                                                          98,341
SLM Student Loan Trust                                                       1,389,178
Structured Asset Mortgage Investments Inc                                       33,193
Wachovia Bank Commercial Mortgage Trust                                        457,345
WaMu Mortgage Pass Through Certificates                                         20,780
Wells Fargo Mortgage Backed Securities Trust                                    60,608
World Omni Auto Receivables Trust                                               29,265
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,248,193
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $100,539
American Express Credit Account Master Trust                                    87,027
Banc of America Large Loan Inc                                                  62,673
Brazos Higher Education Authority                                               31,991
Capital Auto Receivables Asset Trust                                            58,758
Capital One Multi-Asset Execution Trust                                         33,007
Chase Issuance Trust                                                            41,764
Citibank Credit Card Issuance Trust                                            216,851
Citigroup Commercial Mortgage Trust                                            123,669
Citigroup/Deutsche Bank Commercial Mortgage Trust                               86,481
College Loan Corp Trust                                                         30,212
Commercial Mortgage Asset Trust                                                 32,732
Commercial Mortgage Pass Through Certificates                                  124,858
Credit Suisse First Boston Mortgage Securities Corp                             77,022
Credit Suisse Mortgage Capital Certificates                                    187,217
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    27,646


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  163

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
DFR Middle Market CLO Ltd                                                     $139,757
Discover Card Master Trust I                                                    27,670
Education Funding Capital Trust I                                               41,040
Fannie Mae Whole Loan                                                           61,439
First Union National Bank Commercial Mortgage                                   49,015
Ford Credit Auto Owner Trust                                                    39,890
Granite Master Issuer PLC                                                       80,386
GS Mortgage Securities Corp II                                                  71,702
JP Morgan Chase Commercial Mortgage Securities Corp                             26,031
LB-UBS Commercial Mortgage Trust                                                29,539
Leafs CDO I Ltd                                                                218,319
Marathon CLO Ltd                                                               355,266
MBNA Credit Card Master Note Trust                                             227,272
Merrill Auto Trust Securitization                                               43,246
Merrill Lynch Floating Trust                                                    35,528
Merrill Lynch Mortgage Trust                                                    91,874
Merrill Lynch/Countrywide Commercial Mortgage Trust                             34,764
Morgan Stanley Capital I                                                       188,985
Northstar Education Finance Inc                                                 53,371
Saxon Asset Securities Trust                                                    21,942
SLC Student Loan Trust                                                          98,341
SLM Student Loan Trust                                                       1,389,178
Structured Asset Mortgage Investments Inc                                       33,193
Wachovia Bank Commercial Mortgage Trust                                        457,345
WaMu Mortgage Pass Through Certificates                                         20,780
Wells Fargo Mortgage Backed Securities Trust                                    60,608
World Omni Auto Receivables Trust                                               29,265
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,248,193
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Note/Bond                                            $5,125,751
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,125,751
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Gold Pool                                                      $10,200,013
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,013
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
164  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(l)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $1,071,985, representing 0.11% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                                 ACQUISITION
     SECURITY                                       DATES                                        COST
     -------------------------------------------------------------------------------------------------------------------------
     Great Lakes Gaming of Michigan LLC
       Development Term Loan
       9.000% 2012                         03-02-07 thru 09-15-07      $674,062
     Great Lakes Gaming of Michigan LLC
       Non-Gaming Land Acquisition
       Letter of Credit
       9.000% 2012                         03-02-07 thru 09-15-07      249,344
     Great Lakes Gaming of Michigan LLC
       Transition Term Loan
       9.000% 2012                         03-02-07 thru 09-15-07      174,590


(m) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(n) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,201,919,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $38,530,000
     Unrealized depreciation                                                     (7,326,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $31,204,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  165

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Income Opportunities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                    FAIR VALUE AT JUNE 30, 2010
                                               --------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER           LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                  MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                               $--        $943,528,701            $--       $943,528,701
-------------------------------------------------------------------------------------------------------------------
Total Bonds                                                --         943,528,701             --        943,528,701
-------------------------------------------------------------------------------------------------------------------
Other
  Senior Loans
    Gaming                                                 --                  --      1,071,985          1,071,985
    All Other Industries                                   --           9,500,698             --          9,500,698
  Affiliated Money Market Fund(c)                  16,616,653                  --             --         16,616,653
  Investments of Cash Collateral Received
    for Securities on Loan                                 --         262,404,523             --        262,404,523
-------------------------------------------------------------------------------------------------------------------
Total Other                                        16,616,653         271,905,221      1,071,985        289,593,859
-------------------------------------------------------------------------------------------------------------------
Total                                             $16,616,653      $1,215,433,922     $1,071,985     $1,233,122,560
-------------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


--------------------------------------------------------------------------------
166  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                               SENIOR LOANS
-------------------------------------------------------------------------------------------
Balance as of Dec. 31, 2009                                                     $1,242,498
  Accrued discounts/premiums                                                         2,315
  Realized gain (loss)                                                               7,934
  Change in unrealized appreciation (depreciation)*                                 51,527
  Net purchases (sales)                                                           (232,289)
  Transfers in and/or out of Level 3                                                    --
-------------------------------------------------------------------------------------------
Balance as of June 30, 2010                                                     $1,071,985
-------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $51,527.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  167

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.9%)
Expeditors International of Washington, Inc.            85,456             $2,949,087
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
Delta Air Lines, Inc.                                  173,411(b,d)         2,037,580
US Airways Group, Inc.                                 156,622(b,d)         1,348,515
                                                                      ---------------
Total                                                                       3,386,095
-------------------------------------------------------------------------------------

BEVERAGES (0.3%)
Heckmann Corp.                                         218,654(b)           1,014,555
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.2%)
Alexion Pharmaceuticals, Inc.                           62,095(b)           3,178,643
BioMarin Pharmaceutical, Inc.                          179,483(b,d)         3,402,998
Cephalon, Inc.                                          22,972(b,d)         1,303,661
Dendreon Corp.                                          35,592(b)           1,150,689
Vertex Pharmaceuticals, Inc.                            59,620(b,d)         1,961,498
                                                                      ---------------
Total                                                                      10,997,489
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.0%)
Affiliated Managers Group, Inc.                         24,044(b,d)         1,461,153
Blackstone Group LP                                    117,987              1,127,956
E*Trade Financial Corp.                                178,930(b,d)         2,114,952
optionsXpress Holdings, Inc.                            69,732(b,d)         1,097,582
T Rowe Price Group, Inc.                                25,899              1,149,657
                                                                      ---------------
Total                                                                       6,951,300
-------------------------------------------------------------------------------------

CHEMICALS (1.5%)
Ecolab, Inc.                                            78,727(d)           3,535,630
Huntsman Corp.                                         170,947              1,482,110
                                                                      ---------------
Total                                                                       5,017,740
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Marshall & Ilsley Corp.                                 95,943                688,871
Regions Financial Corp.                                100,568                661,737
Zions Bancorporation                                    31,925(d)             688,622
                                                                      ---------------
Total                                                                       2,039,230
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (6.5%)
Alcatel-Lucent, ADR                                    613,555(b,c)         1,558,430
BigBand Networks, Inc.                               1,136,330(b,d)         3,431,716
Brocade Communications Systems, Inc.                   740,950(b)           3,823,301
Ciena Corp.                                            399,804(b)           5,069,514
Finisar Corp.                                          112,335(b,d)         1,673,792
Infinera Corp.                                         403,597(b,d)         2,595,129
Juniper Networks, Inc.                                 126,156(b,d)         2,878,880
ORBCOMM, Inc.                                          644,102(b)           1,172,266
                                                                      ---------------
Total                                                                      22,203,028
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
STEC, Inc.                                              99,729(b,d)         1,252,596
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (4.0%)
EMCOR Group, Inc.                                      151,360(b,d)         3,507,011
Fluor Corp.                                             59,045              2,509,413
Foster Wheeler AG                                       45,543(b,c)           959,136
Quanta Services, Inc.                                  262,894(b,d)         5,428,761
The Shaw Group, Inc.                                    40,129(b)           1,373,214
                                                                      ---------------
Total                                                                      13,777,535
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.3%)
Martin Marietta Materials, Inc.                         29,876(d)           2,533,784
Vulcan Materials Co.                                    39,723(d)           1,741,059
                                                                      ---------------
Total                                                                       4,274,843
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Coinstar, Inc.                                           7,918(b)             340,236
DeVry, Inc.                                             16,624                872,594
ITT Educational Services, Inc.                           9,594(b,d)           796,494
                                                                      ---------------
Total                                                                       2,009,324
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
CBOE Holdings, Inc.                                     13,358(b)             434,803
IntercontinentalExchange, Inc.                          28,797(b,d)         3,254,925
                                                                      ---------------
Total                                                                       3,689,728
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.7%)
American Superconductor Corp.                           57,252(b,d)         1,528,056
Energy Conversion Devices, Inc.                        234,014(b,d)           959,457
Evergreen Solar, Inc.                                1,214,104(b,d)           828,019
First Solar, Inc.                                       32,860(b,d)         3,740,455
JA Solar Holdings Co., Ltd., ADR                       242,313(b,c,d)       1,126,755
Real Goods Solar, Inc., Class A                        343,578(b)           1,085,706
SunPower Corp., Class A                                 89,005(b,d)         1,076,961
Suntech Power Holdings Co., Ltd., ADR                   95,904(b,c,d)         879,440
Yingli Green Energy Holding Co., Ltd., ADR             118,819(b,c,d)       1,209,577
                                                                      ---------------
Total                                                                      12,434,426
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Itron, Inc.                                             34,942(b,d)         2,160,114
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Cameron International Corp.                             28,101(b)             913,845
Diamond Offshore Drilling, Inc.                         22,783(d)           1,416,875
Ensco PLC, ADR                                          57,566(c,d)         2,261,192
Hercules Offshore, Inc.                                632,554(b,d)         1,537,106
Oceaneering International, Inc.                         16,111(b)             723,384
Weatherford International Ltd.                         150,991(b,c,d)       1,984,022
                                                                      ---------------
Total                                                                       8,836,424
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
BJ's Wholesale Club, Inc.                               70,608(b,d)         2,613,202
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
HJ Heinz Co.                                            19,587(d)             846,550
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.5%)
AGA Medical Holdings, Inc.                             139,057(b)           1,764,633
CR Bard, Inc.                                           29,412              2,280,312
Gen-Probe, Inc.                                        105,624(b,d)         4,797,442
Haemonetics Corp.                                       87,350(b,d)         4,674,972
Hospira, Inc.                                           59,488(b)           3,417,586
Masimo Corp.                                            67,983(d)           1,618,675
                                                                      ---------------
Total                                                                      18,553,620
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.6%)
AmerisourceBergen Corp.                                 43,663(d)           1,386,300
Emdeon, Inc., Class A                                  131,946(b)           1,653,283
Mednax, Inc.                                            35,808(b,d)         1,991,283
Select Medical Holdings Corp.                          716,359(b,d)         4,856,914
WellCare Health Plans, Inc.                            102,681(b)           2,437,647
                                                                      ---------------
Total                                                                      12,325,427
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.2%)
International Game Technology                           54,565(d)             856,671
Marriott International, Inc., Class A                   28,571(d)             855,416
Panera Bread Co., Class A                               15,071(b)           1,134,696
Scientific Games Corp., Class A                        320,425(b,d)         2,947,909
Starwood Hotels & Resorts Worldwide, Inc.               38,853(d)           1,609,680
                                                                      ---------------
Total                                                                       7,404,372
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
Harman International Industries, Inc.                   73,012(b)           2,182,329
KB Home                                                122,034(d)           1,342,374
Pulte Group, Inc.                                      163,768(b,d)         1,355,999
                                                                      ---------------
Total                                                                       4,880,702
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
168  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD PRODUCTS (0.4%)
Clorox Co.                                              21,907(d)          $1,361,739
-------------------------------------------------------------------------------------

INSURANCE (1.7%)
Hartford Financial Services Group, Inc.                129,669              2,869,575
Principal Financial Group, Inc.                        118,478(d)           2,777,124
                                                                      ---------------
Total                                                                       5,646,699
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
priceline.com, Inc.                                      6,737(b,d)         1,189,350
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.7%)
Akamai Technologies, Inc.                               32,043(b,d)         1,299,985
Limelight Networks, Inc.                               817,823(b,d)         3,590,243
OpenTable, Inc.                                        100,784(b,d)         4,179,512
                                                                      ---------------
Total                                                                       9,069,740
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Leapfrog Enterprises, Inc.                             158,185(b)             635,904
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.7%)
Illumina, Inc.                                          57,766(b,d)         2,514,554
-------------------------------------------------------------------------------------

MACHINERY (1.6%)
Badger Meter, Inc.                                      26,120(d)           1,010,583
Flowserve Corp.                                         11,847              1,004,626
Joy Global, Inc.                                        32,325              1,619,159
Kennametal, Inc.                                        73,359(d)           1,865,519
                                                                      ---------------
Total                                                                       5,499,887
-------------------------------------------------------------------------------------

MARINE (3.7%)
Diana Shipping, Inc.                                   184,267(b,c)         2,074,846
DryShips, Inc.                                       2,141,626(b,c)         7,645,606
Genco Shipping & Trading Ltd.                          180,954(b)           2,712,500
                                                                      ---------------
Total                                                                      12,432,952
-------------------------------------------------------------------------------------

MEDIA (0.7%)
Sirius XM Radio, Inc.                                2,562,761(b,d)         2,433,342
-------------------------------------------------------------------------------------

METALS & MINING (5.2%)
AK Steel Holding Corp.                                 161,723(d)           1,927,738
Alcoa, Inc.                                            293,301(d)           2,950,608
Cliffs Natural Resources, Inc.                          22,796(d)           1,075,059
Freeport-McMoRan Copper & Gold, Inc.                    14,723                870,571
Kinross Gold Corp.                                     226,140(c)           3,864,733
Steel Dynamics, Inc.                                    80,947(d)           1,067,691
United States Steel Corp.                               52,214(d)           2,012,850
Yamana Gold, Inc.                                      398,293(c)           4,102,417
                                                                      ---------------
Total                                                                      17,871,667
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.6%)
Nordstrom, Inc.                                         34,512(d)           1,110,942
Saks, Inc.                                             104,865(b,d)           795,925
                                                                      ---------------
Total                                                                       1,906,867
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.4%)
Alpha Natural Resources, Inc.                           38,225(b)           1,294,681
Arch Coal, Inc.                                         55,475(d)           1,098,960
Clean Energy Fuels Corp.                               116,397(b,d)         1,738,971
Consol Energy, Inc.                                     71,604              2,417,351
Crude Carriers Corp.                                   238,751(b,c)         3,941,778
Denbury Resources, Inc.                                 54,211(b)             793,649
El Paso Corp.                                          223,071              2,478,319
Frontier Oil Corp.                                     232,578(d)           3,128,174
Petrohawk Energy Corp.                                  86,339(b,d)         1,465,173
Range Resources Corp.                                   22,331(d)             896,590
Tesoro Corp.                                           173,408(d)           2,023,671
The Williams Companies, Inc.                            45,571                833,038
Western Refining, Inc.                                 642,138(b,d)         3,229,954
                                                                      ---------------
Total                                                                      25,340,309
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Schweitzer-Mauduit International, Inc.                  17,294                872,482
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
Avon Products, Inc.                                     82,495(d)           2,186,118
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Auxilium Pharmaceuticals, Inc.                          72,516(b,d)         1,704,126
Mylan, Inc.                                            118,820(b,d)         2,024,693
Shire PLC, ADR                                          52,647(c)           3,231,473
                                                                      ---------------
Total                                                                       6,960,292
-------------------------------------------------------------------------------------

ROAD & RAIL (1.8%)
Con-way, Inc.                                           89,431              2,684,719
Landstar System, Inc.                                   63,576              2,478,828
Ryder System, Inc.                                      24,395                981,411
                                                                      ---------------
Total                                                                       6,144,958
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.0%)
Altera Corp.                                            99,414(d)           2,466,461
Analog Devices, Inc.                                    34,020                947,797
Broadcom Corp., Class A                                 65,695              2,165,964
Cree, Inc.                                              11,499(b)             690,285
Formfactor, Inc.                                       535,828(b,d)         5,786,942
KLA-Tencor Corp.                                        50,469              1,407,076
Lam Research Corp.                                      35,999(b)           1,370,122
Marvell Technology Group Ltd.                           20,463(b,c)           322,497
Mellanox Technologies Ltd.                             129,501(b,c)         2,836,072
MEMC Electronic Materials, Inc.                         81,467(b,d)           804,894
NVIDIA Corp.                                           183,062(b)           1,869,063
PMC -- Sierra, Inc.                                  1,543,676(b)          11,608,443
Xilinx, Inc.                                            73,045(d)           1,845,117
                                                                      ---------------
Total                                                                      34,120,733
-------------------------------------------------------------------------------------

SOFTWARE (8.1%)
Intuit, Inc.                                            21,602(b)             751,102
McAfee, Inc.                                            59,715(b)           1,834,445
NetSuite, Inc.                                         105,568(b,d)         1,334,380
Novell, Inc.                                           321,471(b)           1,825,955
Symantec Corp.                                         504,606(b)           7,003,930
TIBCO Software, Inc.                                 1,225,959(b,d)        14,785,065
                                                                      ---------------
Total                                                                      27,534,877
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
American Eagle Outfitters, Inc.                        118,364(d)           1,390,777
Bed Bath & Beyond, Inc.                                 35,480(b,d)         1,315,598
Dick's Sporting Goods, Inc.                             77,005(b,d)         1,916,654
GameStop Corp., Class A                                 66,770(b,d)         1,254,608
Office Depot, Inc.                                     322,524(b)           1,302,997
PetSmart, Inc.                                          66,234              1,998,281
Rue21, Inc.                                             82,566(b)           2,505,053
Tiffany & Co.                                           30,731(d)           1,165,012
Urban Outfitters, Inc.                                  21,765(b,d)           748,498
                                                                      ---------------
Total                                                                      13,597,478
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach, Inc.                                             38,983              1,424,829
Phillips-Van Heusen Corp.                               17,164                794,178
                                                                      ---------------
Total                                                                       2,219,007
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
MGIC Investment Corp.                                  133,312(b,d)           918,520
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
RSC Holdings, Inc.                                     188,799(b,d)         1,164,890
United Rentals, Inc.                                    86,387(b,d)           805,127
                                                                      ---------------
Total                                                                       1,970,017
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
American Tower Corp., Class A                           35,641(b)           1,586,025
NII Holdings, Inc.                                      39,112(b)           1,271,922
                                                                      ---------------
Total                                                                       2,857,947
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $367,054,796)                                                     $334,902,826
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             1,457,963(e)          $1,457,963
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,457,963)                                                         $1,457,963
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  169

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (28.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (5.3%)
Antalis US Funding Corp.
 07-26-10                            0.410%          $3,998,497            $3,998,497
Grampian Funding LLC
 07-06-10                            0.400            4,998,222             4,998,222
Royal Park Investments Funding Corp.
 09-22-10                            0.601            2,995,700             2,995,700
Thames Asset Global Securities
 09-20-10                            0.551            2,995,692             2,995,692
Windmill Funding Corp.
 09-20-10                            0.551            2,995,692             2,995,692
                                                                      ---------------
Total                                                                      17,983,803
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (10.4%)
Banque Federative du Credit Mutuel
 07-07-10                            0.405            2,497,443             2,497,443
 07-19-10                            0.435            2,497,254             2,497,254
 07-30-10                            0.530              499,331               499,331
Barclays Bank PLC
 08-31-10                            0.447            3,000,000             3,000,000
BNP Paribas
 10-15-10                            0.420            5,000,000             5,000,000
Credit Agricole
 10-12-10                            0.420            3,000,000             3,000,000
Dexia Credit Local
 07-28-10                            0.650            3,000,025             3,000,025
Overseas Chinese Banking Corp.
 08-02-10                            0.420            2,000,000             2,000,000
Royal Bank of Scotland
 08-16-10                            0.540            4,000,000             4,000,000
Societe Generale
 09-01-10                            0.655            2,000,000             2,000,000
Sumitomo Mitsui Banking Corp.
 08-20-10                            0.510            2,000,000             2,000,000
Unicredit BK AG
 07-12-10                            0.420            1,000,000             1,000,000
Westpack Banking Corp.
 11-04-10                            0.391            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      35,494,053
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.9%)
Toyota Motor Credit Corp.
 08-19-10                            0.531            2,995,893             2,995,893
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (11.8%)(f)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $8,590,078                          0.030            8,590,070             8,590,070
Morgan Stanley
 dated 01-21-10, matures 07-30-10,
 repurchase price
 $7,002,100                          0.360            7,000,000             7,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $10,003,000                         0.360           10,000,000            10,000,000
Nomura Securities
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $4,500,033                          0.260            4,500,000             4,500,000
                                                                      ---------------
Total                                                                      40,090,070
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $96,563,819)                                                       $96,563,819
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $465,076,578)                                                     $432,924,608
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 11.16% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $12,160
Fannie Mae Interest Strip                                                      125,774
Fannie Mae Pool                                                              2,020,455
Fannie Mae Principal Strip                                                       2,053
Fannie Mae REMICS                                                            1,457,272
Federal Farm Credit Bank                                                       638,254


--------------------------------------------------------------------------------
170  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CANTOR FITZGERALD & CO. (0.090%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal Home Loan Banks                                                       $877,662
Federal Home Loan Mortgage Corp                                                629,350
Federal National Mortgage Association                                          309,893
FHLMC Structured Pass Through Securities                                       296,090
Freddie Mac Discount Notes                                                      45,687
Freddie Mac Gold Pool                                                          157,067
Freddie Mac Non Gold Pool                                                      617,861
Freddie Mac Reference REMIC                                                     10,749
Freddie Mac REMICS                                                             162,769
Freddie Mac Strips                                                             174,244
Ginnie Mae I Pool                                                              845,877
Ginnie Mae II Pool                                                             702,535
GNMA Callable Pass Through Securities                                           13,617
Government National Mortgage Association                                       326,180
United States Treasury Inflation Indexed Bonds                                  74,398
United States Treasury Note/Bond                                                99,704
United States Treasury Strip Coupon                                            529,909
United States Treasury Strip Principal                                          70,440
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,533,013
Government National Mortgage Association                                     7,228,859
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $8,761,872
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $565,960
Amstel Funding Corp                                                            874,880
Atlantic Asset Securitization LLC                                              154,502
Autobahn Funding Company                                                       161,998
Compass Sec LLC                                                                208,133
Ebury Finance Ltd                                                              862,548
LMA LMA Americas                                                               487,391
Nationwide Building Society                                                    495,522
NRW Bank                                                                       806,429
Romulus Funding Corp                                                           108,438
Scaldis & Scaldis                                                              600,116
Scaldis Capital Ltd/LLC                                                        349,789
Silver Tower US Fund                                                           983,468
Surrey Funding Corp                                                            329,018
White Point Funding Inc                                                        361,808
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $7,350,000
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $808,514
Amstel Funding Corp                                                          1,249,828
Atlantic Asset Securitization LLC                                              220,718
Autobahn Funding Company                                                       231,425


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  171

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.360%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Compass Sec LLC                                                               $297,334
Ebury Finance Ltd                                                            1,232,211
LMA LMA Americas                                                               696,273
Nationwide Building Society                                                    707,888
NRW Bank                                                                     1,152,042
Romulus Funding Corp                                                           154,912
Scaldis & Scaldis                                                              857,308
Scaldis Capital Ltd/LLC                                                        499,698
Silver Tower US Fund                                                         1,404,955
Surrey Funding Corp                                                            470,025
White Point Funding Inc                                                        516,869
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,500,000
--------------------------------------------------------------------------------------


NOMURA SECURITIES (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
American Express Credit Account Master Trust                                   $57,490
BA Credit Card Trust                                                            67,436
Banc of America Commercial Mortgage Inc                                          3,110
Bank of America Auto Trust                                                     296,399
Bayview Commercial Asset Trust                                                  18,628
Bear Stearns Commercial Mortgage Securities                                      1,328
Capital One Multi-Asset Execution Trust                                          3,290
CarMax Auto Owner Trust                                                         89,072
Caterpillar Financial Asset Trust                                                4,187
CenterPoint Energy Transition Bond Co LLC                                      116,182
Chase Issuance Trust                                                           246,791
Citibank Credit Card Issuance Trust                                            415,606
Citigroup Commercial Mortgage Trust                                            159,961
Citigroup/Deutsche Bank Commercial Mortgage Trust                              342,270
College Loan Corp Trust                                                         26,243
Connecticut RRB Special Purpose Trust CL&P                                     107,818
Credit Suisse First Boston Mortgage Securities Corp                             44,022
Credit Suisse Mortgage Capital Certificates                                     30,779
Discover Card Master Trust                                                     316,211
Entergy Gulf States Reconstruction Funding LLC                                  78,402
FHLMC Structured Pass Through Securities                                         4,062
Ford Credit Auto Lease Trust                                                   179,420
Ford Credit Auto Owner Trust                                                    19,262
Ford Credit Floorplan Master Owner Trust                                         5,056
GE Capital Commercial Mortgage Corp                                             35,630
Greenwich Capital Commercial Funding Corp                                       43,685
GS Mortgage Securities Corp II                                                   5,957
Harley-Davidson Motorcycle Trust                                               147,379
Honda Auto Receivables Owner Trust                                              32,651
Household Automotive Trust                                                     101,412
John Deere Owner Trust                                                           4,070
JP Morgan Chase Commercial Mortgage Securities Corp                            205,616
LB-UBS Commercial Mortgage Trust                                               294,697
MBNA Credit Card Master Note Trust                                             169,661
Morgan Stanley Capital I                                                        31,912
Morgan Stanley Dean Witter Capital I                                             1,025
Nissan Auto Receivables Owner Trust                                             18,684
PG&E Energy Recovery Funding LLC                                                31,958
Public Service New Hampshire Funding LLC                                        39,036
Salomon Brothers Mortgage Securities VII Inc                                   256,690


--------------------------------------------------------------------------------
172  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOMURA SECURITIES (0.260%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
SLM Student Loan Trust                                                        $373,079
USAA Auto Owner Trust                                                           36,011
Volkswagen Auto Loan Enhanced Trust                                             50,972
Wachovia Bank Commercial Mortgage Trust                                        181,239
World Omni Auto Receivables Trust                                               26,382
World Omni Automobile Lease Securitization Trust                                 4,110
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $4,724,881
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  173

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $334,902,826               $--         $--        $334,902,826
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            334,902,826                --          --         334,902,826
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                    1,457,963                --          --           1,457,963
  Investments of Cash Collateral Received
    for Securities on Loan                                  --        96,563,819          --          96,563,819
----------------------------------------------------------------------------------------------------------------
Total Other                                          1,457,963        96,563,819          --          98,021,782
----------------------------------------------------------------------------------------------------------------
Total                                             $336,360,789       $96,563,819         $--        $432,924,608
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
174  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  175

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Mid Cap Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.3%)
Goodrich Corp.                                         123,784             $8,200,690
-------------------------------------------------------------------------------------

AIRLINES (1.0%)
AMR Corp.                                               75,776(b,d)           513,761
Continental Airlines, Inc., Class B                     83,336(b)           1,833,392
Delta Air Lines, Inc.                                  179,176(b,d)         2,105,318
UAL Corp.                                               53,751(b,d)         1,105,121
US Airways Group, Inc.                                 138,794(b,d)         1,195,016
                                                                      ---------------
Total                                                                       6,752,608
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
The Goodyear Tire & Rubber Co.                         585,137(b)           5,816,262
-------------------------------------------------------------------------------------

AUTOMOBILES (0.2%)
Ford Motor Co.                                         106,590(b,d)         1,074,427
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
Artio Global Investors, Inc.                            77,387(d)           1,218,071
Invesco Ltd.                                           374,753              6,307,093
                                                                      ---------------
Total                                                                       7,525,164
-------------------------------------------------------------------------------------

CHEMICALS (4.9%)
Agrium, Inc.                                           103,432(c)           5,061,962
Eastman Chemical Co.                                   168,611              8,997,084
Huntsman Corp.                                         311,130(d)           2,697,497
Lubrizol Corp.                                          91,768              7,369,888
PPG Industries, Inc.                                   130,335              7,873,537
                                                                      ---------------
Total                                                                      31,999,968
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.0%)
Fifth Third Bancorp                                    201,007              2,470,376
Marshall & Ilsley Corp.                                 90,604                650,537
Regions Financial Corp.                                 47,907                315,228
SunTrust Banks, Inc.                                   108,847              2,536,135
Zions Bancorporation                                    14,940(d)             322,256
                                                                      ---------------
Total                                                                       6,294,532
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.9%)
Ritchie Bros Auctioneers, Inc.                         322,861(c,d)         5,882,527
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.8%)
Brocade Communications Systems, Inc.                   599,182(b,d)         3,091,779
Tellabs, Inc.                                          342,541              2,188,837
                                                                      ---------------
Total                                                                       5,280,616
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.3%)
Chicago Bridge & Iron Co. NV                           276,266(b,c)         5,196,563
Fluor Corp.                                             86,442              3,673,785
Foster Wheeler AG                                      182,202(b,c,d)       3,837,174
Insituform Technologies, Inc., Class A                  43,983(b,d)           900,772
Jacobs Engineering Group, Inc.                         115,931(b)           4,224,526
KBR, Inc.                                              184,001(d)           3,742,580
                                                                      ---------------
Total                                                                      21,575,400
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
CEMEX SAB de CV, ADR                                   477,004(b,c,d)       4,612,629
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.1%)
CIT Group, Inc.                                        139,306(b)           4,716,901
Pico Holdings, Inc.                                     79,967(b,d)         2,396,611
                                                                      ---------------
Total                                                                       7,113,512
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
CenturyLink, Inc.                                      183,287              6,105,290
Qwest Communications International, Inc.             1,182,661              6,208,970
Windstream Corp.                                       557,410              5,886,250
                                                                      ---------------
Total                                                                      18,200,510
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy, Inc.                                 166,280              3,438,670
Pepco Holdings, Inc.                                   284,814              4,465,884
Pinnacle West Capital Corp.                             52,394              1,905,046
                                                                      ---------------
Total                                                                       9,809,600
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.9%)
AO Smith Corp.                                         113,858(d)           5,486,817
Cooper Industries PLC                                  342,169(d)          15,055,436
Rockwell Automation, Inc.                              103,630              5,087,197
                                                                      ---------------
Total                                                                      25,629,450
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.4%)
Agilent Technologies, Inc.                             276,684(b)           7,866,126
Avnet, Inc.                                            216,896(b)           5,229,363
Celestica, Inc.                                        321,299(b,c)         2,589,670
                                                                      ---------------
Total                                                                      15,685,159
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.7%)
Cameron International Corp.                            103,578(b)           3,368,357
Helix Energy Solutions Group, Inc.                     293,895(b,d)         3,165,249
Nabors Industries Ltd.                                 183,731(b,c)         3,237,340
Noble Corp.                                            117,809(b,c)         3,641,476
Oceaneering International, Inc.                         55,259(b,d)         2,481,129
Smith International, Inc.                              221,683              8,346,365
                                                                      ---------------
Total                                                                      24,239,916
-------------------------------------------------------------------------------------

GAS UTILITIES (0.9%)
EQT Corp.                                               70,744              2,556,688
Questar Corp.                                           75,746              3,445,686
                                                                      ---------------
Total                                                                       6,002,374
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.7%)
Boston Scientific Corp.                                571,048(b)           3,312,078
Hospira, Inc.                                          136,659(b)           7,851,060
                                                                      ---------------
Total                                                                      11,163,138
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
CIGNA Corp.                                            196,951              6,117,299
Universal Health Services, Inc., Class B               121,943              4,652,125
                                                                      ---------------
Total                                                                      10,769,424
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.2%)
Penn National Gaming, Inc.                             263,672(b)           6,090,823
Royal Caribbean Cruises Ltd.                            76,382(b)           1,739,218
                                                                      ---------------
Total                                                                       7,830,041
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
DR Horton, Inc.                                        135,494              1,331,906
KB Home                                                 69,066(d)             759,726
Mohawk Industries, Inc.                                 75,980(b,d)         3,476,845
Pulte Group, Inc.                                      159,012(b)           1,316,619
Stanley Black & Decker, Inc.                            35,505              1,793,713
                                                                      ---------------
Total                                                                       8,678,809
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.3%)
McDermott International, Inc.                          396,464(b)           8,587,410
-------------------------------------------------------------------------------------

INSURANCE (8.4%)
AON Corp.                                               71,545              2,655,750
Assurant, Inc.                                         195,182              6,772,815
Axis Capital Holdings Ltd.                             178,535(c)           5,306,060
Everest Re Group Ltd.                                   85,452(c)           6,043,165
Lincoln National Corp.                                 239,759              5,823,746
PartnerRe Ltd.                                          84,812(c)           5,948,714
Transatlantic Holdings, Inc.                            70,147              3,364,250
XL Group PLC                                         1,161,666(c)          18,598,273
                                                                      ---------------
Total                                                                      54,512,773
-------------------------------------------------------------------------------------

IT SERVICES (0.5%)
Computer Sciences Corp.                                 71,714              3,245,059
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Hasbro, Inc.                                           201,163(d)           8,267,799
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Life Technologies Corp.                                141,057(b)           6,664,943
-------------------------------------------------------------------------------------

MACHINERY (5.2%)
AGCO Corp.                                             194,441(b,d)         5,244,074
Eaton Corp.                                            183,081             11,980,820
Ingersoll-Rand PLC                                     217,496(c)           7,501,437
Parker Hannifin Corp.                                  100,162              5,554,985
The Manitowoc Co., Inc.                                377,664(d)           3,451,849
                                                                      ---------------
Total                                                                      33,733,165
-------------------------------------------------------------------------------------

MEDIA (1.6%)
National CineMedia, Inc.                               338,542(d)           5,640,110
Regal Entertainment Group, Class A                     369,131(d)           4,813,468
                                                                      ---------------
Total                                                                      10,453,578
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
176  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
METALS & MINING (2.1%)
Cliffs Natural Resources, Inc.                          47,771             $2,252,880
Freeport-McMoRan Copper & Gold, Inc.                    90,903              5,375,095
Steel Dynamics, Inc.                                   241,603(d)           3,186,744
United States Steel Corp.                               79,008(d)           3,045,758
                                                                      ---------------
Total                                                                      13,860,477
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.3%)
Macy's, Inc.                                           474,035              8,485,227
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.0%)
DTE Energy Co.                                          73,964              3,373,498
Sempra Energy                                          222,719             10,421,022
Wisconsin Energy Corp.                                 105,763              5,366,415
                                                                      ---------------
Total                                                                      19,160,935
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.8%)
Alpha Natural Resources, Inc.                          169,616(b)           5,744,894
El Paso Corp.                                          408,455              4,537,935
Enbridge, Inc.                                         304,516(c)          14,190,445
Newfield Exploration Co.                               118,270(b,d)         5,778,672
Pioneer Natural Resources Co.                          114,504              6,807,263
QEP Resources, Inc.                                     75,746(b)           2,335,249
Southwestern Energy Co.                                104,352(b)           4,032,161
Sunoco, Inc.                                            52,406(d)           1,822,157
Ultra Petroleum Corp.                                   80,184(b,d)         3,548,142
Valero Energy Corp.                                    107,787              1,938,010
                                                                      ---------------
Total                                                                      50,734,928
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Louisiana-Pacific Corp.                                301,243(b,d)         2,015,316
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.1%)
Forest Laboratories, Inc.                              453,736(b)          12,445,978
Mylan, Inc.                                            934,121(b,d)        15,917,422
Watson Pharmaceuticals, Inc.                           124,405(b)           5,047,111
                                                                      ---------------
Total                                                                      33,410,511
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.7%)
AvalonBay Communities, Inc.                             27,371(d)           2,555,630
Boston Properties, Inc.                                 39,384              2,809,655
Equity Residential                                     138,517              5,767,848
Pebblebrook Hotel Trust                                 75,278(b)           1,418,990
ProLogis                                               266,654              2,701,205
Rayonier, Inc.                                         100,553              4,426,343
Ventas, Inc.                                            94,608              4,441,846
                                                                      ---------------
Total                                                                      24,121,517
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
The St Joe Co.                                         128,443(b,d)         2,974,740
-------------------------------------------------------------------------------------

ROAD & RAIL (3.0%)
Con-way, Inc.                                           59,116              1,774,662
CSX Corp.                                              109,560              5,437,463
JB Hunt Transport Services, Inc.                        45,560              1,488,445
Kansas City Southern                                   177,202(b)           6,441,293
Knight Transportation, Inc.                             43,176(d)             873,882
Landstar System, Inc.                                   32,720(d)           1,275,753
Old Dominion Freight Line, Inc.                         29,179(b,d)         1,025,350
Werner Enterprises, Inc.                                47,747(d)           1,045,182
                                                                      ---------------
Total                                                                      19,362,030
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
LSI Corp.                                            2,931,491(b)          13,484,858
Microchip Technology, Inc.                             142,512(d)           3,953,283
                                                                      ---------------
Total                                                                      17,438,141
-------------------------------------------------------------------------------------

SOFTWARE (3.9%)
Adobe Systems, Inc.                                    207,136(b)           5,474,604
Autodesk, Inc.                                         205,338(b)           5,002,034
BMC Software, Inc.                                     219,265(b)           7,593,147
Check Point Software Technologies Ltd.                 236,841(b,c)         6,982,073
                                                                      ---------------
Total                                                                      25,051,858
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Co., Class A                       140,227(d)           4,303,566
Bed Bath & Beyond, Inc.                                 47,623(b)           1,765,861
                                                                      ---------------
Total                                                                       6,069,427
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
VF Corp.                                                89,145              6,345,341
-------------------------------------------------------------------------------------

TOBACCO (3.2%)
Lorillard, Inc.                                        290,499             20,910,118
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
WW Grainger, Inc.                                       37,829              3,762,094
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.7%)
Sprint Nextel Corp.                                  1,104,153(b)           4,681,609
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $657,121,830)                                                     $633,985,752
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (1.2%)(f)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
Deutsche Bank AG
 Absolute Trigger Mandatory Exchangeable Notes
 11-02-10                            0.000%          $10,112,000(c,h,i)    $7,518,272
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $10,112,000)                                                        $7,518,272
-------------------------------------------------------------------------------------



BONDS (0.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor Co.
 Senior Unsecured Convertible
 11-15-16                            4.250%             $629,000             $799,459
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $629,000)                                                             $799,459
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.276%                                   14,145,178(e)        $14,145,178
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $14,145,178)                                                       $14,145,178
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (12.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(G)

Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $18,000,045                         0.090%          $18,000,000          $18,000,000
Citigroup Global Markets, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,033                         0.120            10,000,000           10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $14,100,877                         0.030            14,100,865           14,100,865
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210             5,000,000            5,000,000
RBS Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $34,000,246                         0.260            34,000,000           34,000,000
                                                                      ---------------
Total                                                                      81,100,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $81,100,865)                                                       $81,100,865
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $763,108,873)                                                     $737,549,526
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  177

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 16.32% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $21,887
Fannie Mae Interest Strip                                                      226,394
Fannie Mae Pool                                                              3,636,819
Fannie Mae Principal Strip                                                       3,695
Fannie Mae REMICS                                                            2,623,090
Federal Farm Credit Bank                                                     1,148,857
Federal Home Loan Banks                                                      1,579,791
Federal Home Loan Mortgage Corp                                              1,132,830
Federal National Mortgage Association                                          557,808
FHLMC Structured Pass Through Securities                                       532,962
Freddie Mac Discount Notes                                                      82,236
Freddie Mac Gold Pool                                                          282,721
Freddie Mac Non Gold Pool                                                    1,112,149
Freddie Mac Reference REMIC                                                     19,347
Freddie Mac REMICS                                                             292,983
Freddie Mac Strips                                                             313,639
Ginnie Mae I Pool                                                            1,522,578
Ginnie Mae II Pool                                                           1,264,565
GNMA Callable Pass Through Securities                                           24,511
Government National Mortgage Association                                       587,124
United States Treasury Inflation Indexed Bonds                                 133,917
United States Treasury Note/Bond                                               179,468
United States Treasury Strip Coupon                                            953,837
United States Treasury Strip Principal                                         126,793
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $18,360,001
--------------------------------------------------------------------------------------


CITIGROUP GLOBAL MARKETS, INC. (0.120%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae REMICS                                                           $3,634,632
Fannie Mae-Aces                                                                 94,858
Freddie Mac Reference REMIC                                                    592,080
Freddie Mac REMICS                                                           5,195,986
Government National Mortgage Association                                       682,444
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
178  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $2,516,488
Government National Mortgage Association                                    11,866,395
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $14,382,883
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,845,609
Fannie Mae REMICS                                                              428,017
Federal Farm Credit Bank                                                        68,071
Federal Home Loan Banks                                                        127,711
Federal Home Loan Mortgage Corp                                                 72,139
Federal National Mortgage Association                                           87,395
Freddie Mac Gold Pool                                                        1,273,797
Freddie Mac Non Gold Pool                                                      106,838
Freddie Mac REMICS                                                             267,760
Ginnie Mae I Pool                                                              133,911
Ginnie Mae II Pool                                                              83,625
United States Treasury Bill                                                    450,845
United States Treasury Note/Bond                                               146,703
United States Treasury Strip Coupon                                              7,579
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Gold Pool                                                      $34,680,043
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $34,680,043
--------------------------------------------------------------------------------------



(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $7,518,272, representing 1.16% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                          ACQUISITION
     SECURITY                                DATES             COST
     -----------------------------------------------------------------
     Deutsche Bank AG
       Absolute Trigger Mandatory
       Exchangeable Notes
       -- % 2010                            04-21-10       $10,112,000


(i) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $7,518,272 or 1.16% of net assets.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  179

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Mid Cap Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
180  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $633,985,752               $--         $--        $633,985,752
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            633,985,752                --          --         633,985,752
----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                 --           799,459          --             799,459
----------------------------------------------------------------------------------------------------------------
Total Bonds                                                 --           799,459          --             799,459
----------------------------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                                       --         7,518,272          --           7,518,272
  Affiliated Money Market Fund(c)                   14,145,178                --          --          14,145,178
  Investments of Cash Collateral Received
    for Securities on Loan                                  --        81,100,865          --          81,100,865
----------------------------------------------------------------------------------------------------------------
Total Other                                         14,145,178        88,619,137          --         102,764,315
----------------------------------------------------------------------------------------------------------------
Total                                             $648,130,930       $89,418,596         $--        $737,549,526
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  181

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - S&P 500 Index Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
General Dynamics Corp.                                   7,839               $459,052
Goodrich Corp.                                           2,550                168,938
Honeywell International, Inc.                           15,485                604,380
ITT Corp.                                                3,711                166,698
L-3 Communications Holdings, Inc.                        2,355                166,828
Lockheed Martin Corp.                                    6,315(d)             470,468
Northrop Grumman Corp.                                   6,101(d)             332,138
Precision Castparts Corp.                                2,851                293,425
Raytheon Co.                                             7,729                374,006
Rockwell Collins, Inc.                                   3,159(d)             167,838
The Boeing Co.                                          15,339(d)             962,522
United Technologies Corp.                               18,923              1,228,291
                                                                      ---------------
Total                                                                       5,394,584
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide, Inc.                              3,331(d)             185,403
Expeditors International of Washington, Inc.             4,308                148,669
FedEx Corp.                                              6,309                442,324
United Parcel Service, Inc., Class B                    20,035              1,139,792
                                                                      ---------------
Total                                                                       1,916,188
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines Co.                                  15,023(d)             166,906
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.2%)
Johnson Controls, Inc.                                  13,631                366,265
The Goodyear Tire & Rubber Co.                           4,867(b)              48,378
                                                                      ---------------
Total                                                                         414,643
-------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor Co.                                          68,897(b,d)           694,482
Harley-Davidson, Inc.                                    4,782(d)             106,304
                                                                      ---------------
Total                                                                         800,786
-------------------------------------------------------------------------------------

BEVERAGES (2.6%)
Brown-Forman Corp., Class B                              2,189(d)             125,276
Coca-Cola Enterprises, Inc.                              6,580                170,159
Constellation Brands, Inc., Class A                      3,908(b)              61,043
Dr Pepper Snapple Group, Inc.                            4,946(d)             184,931
Molson Coors Brewing Co., Class B                        3,231(d)             136,865
PepsiCo, Inc.                                           32,664              1,990,871
The Coca-Cola Co.                                       46,717              2,341,456
                                                                      ---------------
Total                                                                       5,010,601
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.4%)
Amgen, Inc.                                             19,401(b)           1,020,493
Biogen Idec, Inc.                                        5,441(b,d)           258,175
Celgene Corp.                                            9,316(b)             473,439
Cephalon, Inc.                                           1,497(b,d)            84,955
Genzyme Corp.                                            5,434(b,d)           275,884
Gilead Sciences, Inc.                                   18,003(b)             617,143
                                                                      ---------------
Total                                                                       2,730,089
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (--%)
Masco Corp.                                              7,276                 78,290
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.4%)
Ameriprise Financial, Inc.                               5,128(f)             185,275
E*Trade Financial Corp.                                  3,983(b)              47,079
Federated Investors, Inc., Class B                       1,805(d)              37,382
Franklin Resources, Inc.                                 2,986                257,363
Invesco Ltd.                                             9,474                159,447
Janus Capital Group, Inc.                                3,726                 33,087
Legg Mason, Inc.                                         3,331(d)              93,368
Morgan Stanley                                          28,281                656,402
Northern Trust Corp.                                     4,862(d)             227,055
State Street Corp.                                      10,138(e)             342,867
T Rowe Price Group, Inc.                                 5,237(d)             232,470
The Bank of New York Mellon Corp.                       24,572                606,683
The Charles Schwab Corp.                                19,843                281,374
The Goldman Sachs Group, Inc.                           10,417              1,367,440
                                                                      ---------------
Total                                                                       4,527,292
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                           4,270                276,739
Airgas, Inc.                                             1,667                103,687
CF Industries Holdings, Inc.                             1,439                 91,305
Eastman Chemical Co.                                     1,495                 79,773
Ecolab, Inc.                                             4,713                211,661
EI du Pont de Nemours & Co.                             18,322                633,757
FMC Corp.                                                1,423(d)              81,723
International Flavors & Fragrances, Inc.                 1,583                 67,151
Monsanto Co.                                            11,056                511,008
PPG Industries, Inc.                                     3,346                202,132
Praxair, Inc.                                            6,197(d)             470,910
Sigma-Aldrich Corp.                                      2,491(d)             124,127
The Dow Chemical Co.                                    23,368                554,289
The Sherwin-Williams Co.                                 1,871                129,454
                                                                      ---------------
Total                                                                       3,537,716
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
BB&T Corp.                                              14,045                369,524
Comerica, Inc.                                           3,578                131,778
Fifth Third Bancorp                                     16,070                197,500
First Horizon National Corp.                             4,674(b,d)            53,512
Huntington Bancshares, Inc.                             14,532(d)              80,507
KeyCorp                                                 17,762(d)             136,590
M&T Bank Corp.                                           1,714(d)             145,604
Marshall & Ilsley Corp.                                 10,678                 76,668
PNC Financial Services Group, Inc.                      10,623                600,200
Regions Financial Corp.                                 24,078                158,433
SunTrust Banks, Inc.                                    10,157                236,658
US Bancorp                                              38,773                866,577
Wells Fargo & Co.                                      105,412              2,698,547
Zions Bancorporation                                     3,227(d)              69,606
                                                                      ---------------
Total                                                                       5,821,704
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Avery Dennison Corp.                                     2,244                 72,100
Cintas Corp.                                             2,656                 63,664
Iron Mountain, Inc.                                      3,641(d)              81,777
Pitney Bowes, Inc.                                       4,169(d)              91,551
Republic Services, Inc.                                  6,610                196,515
RR Donnelley & Sons Co.                                  4,182                 68,459
Stericycle, Inc.                                         1,668(b,d)           109,387
Waste Management, Inc.                                   9,749                305,047
                                                                      ---------------
Total                                                                         988,500
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.3%)
Cisco Systems, Inc.                                    115,567(b)           2,462,733
Harris Corp.                                             2,646                110,206
JDS Uniphase Corp.                                       4,498(b)              44,260
Juniper Networks, Inc.                                  10,607(b)             242,052
Motorola, Inc.                                          47,035(b,d)           306,668
QUALCOMM, Inc.                                          33,156              1,088,843
Tellabs, Inc.                                            7,818                 49,957
                                                                      ---------------
Total                                                                       4,304,719
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (4.6%)
Apple, Inc.                                             18,408(b,e)         4,630,165
Dell, Inc.                                              34,845(b)             420,231
EMC Corp.                                               41,626(b)             761,756
Hewlett-Packard Co.                                     47,241              2,044,590
Lexmark International, Inc., Class A                     1,613(b,d)            53,277
NetApp, Inc.                                             7,017(b)             261,804
QLogic Corp.                                             2,247(b,d)            37,345
SanDisk Corp.                                            4,661(b)             196,088
Teradata Corp.                                           3,337(b)             101,712
Western Digital Corp.                                    4,603(b)             138,826
                                                                      ---------------
Total                                                                       8,645,794
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
182  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSTRUCTION & ENGINEERING (0.2%)
Fluor Corp.                                              3,664               $155,720
Jacobs Engineering Group, Inc.                           2,539(b)              92,521
Quanta Services, Inc.                                    4,305(b,d)            88,898
                                                                      ---------------
Total                                                                         337,139
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                                     2,587(d)             113,388
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express Co.                                    24,314                965,265
Capital One Financial Corp.                              9,252                372,856
Discover Financial Services                             11,021                154,074
SLM Corp.                                                9,803(b,d)           101,853
                                                                      ---------------
Total                                                                       1,594,048
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball Corp.                                               1,874                 99,003
Bemis Co., Inc.                                          2,193                 59,211
Owens-Illinois, Inc.                                     3,327(b)              87,999
Pactiv Corp.                                             2,643(b)              73,608
Sealed Air Corp.                                         3,208                 63,262
                                                                      ---------------
Total                                                                         383,083
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                                        3,248(d)             128,134
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A                              2,513(b)             106,726
DeVry, Inc.                                              1,248                 65,508
H&R Block, Inc.                                          6,675                104,731
                                                                      ---------------
Total                                                                         276,965
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.6%)
Bank of America Corp.                                  202,996              2,917,053
Citigroup, Inc.                                        457,317(b)           1,719,512
CME Group, Inc.                                          1,318                371,083
IntercontinentalExchange, Inc.                           1,544(b)             174,518
JPMorgan Chase & Co.                                    80,534              2,948,349
Leucadia National Corp.                                  3,814(b)              74,411
Moody's Corp.                                            3,996(d)              79,600
NYSE Euronext                                            5,247                144,975
The NASDAQ OMX Group, Inc.                               2,938(b)              52,238
                                                                      ---------------
Total                                                                       8,481,739
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.                                             119,550              2,891,915
CenturyLink, Inc.                                        6,110                203,524
Frontier Communications Corp.                            6,303(d)              44,814
Qwest Communications International, Inc.                30,191                158,503
Verizon Communications, Inc.                            57,193              1,602,548
Windstream Corp.                                         9,733(d)             102,780
                                                                      ---------------
Total                                                                       5,004,084
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Allegheny Energy, Inc.                                   3,396                 70,229
American Electric Power Co., Inc.                        9,673                312,438
Duke Energy Corp.                                       26,576(d)             425,216
Edison International                                     6,561                208,115
Entergy Corp.                                            3,871                277,241
Exelon Corp.                                            13,398                508,722
FirstEnergy Corp.                                        6,151(d)             216,700
NextEra Energy, Inc.                                     8,427                410,901
Northeast Utilities                                      3,513                 89,511
Pepco Holdings, Inc.                                     4,510                 70,717
Pinnacle West Capital Corp.                              2,240                 81,446
PPL Corp.                                                9,467(d)             236,202
Progress Energy, Inc.                                    5,811                227,907
Southern Co.                                            16,692                555,510
                                                                      ---------------
Total                                                                       3,690,855
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co.                                    15,267                667,015
First Solar, Inc.                                        1,007(b,d)           114,627
Rockwell Automation, Inc.                                2,920(d)             143,343
Roper Industries, Inc.                                   1,854(d)             103,750
                                                                      ---------------
Total                                                                       1,028,735
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Agilent Technologies, Inc.                               7,042(b)             200,204
Amphenol Corp., Class A                                  3,513                137,991
Corning, Inc.                                           31,584                510,082
FLIR Systems, Inc.                                       3,124(b)              90,877
Jabil Circuit, Inc.                                      3,873                 51,511
Molex, Inc.                                              2,756(d)              50,269
                                                                      ---------------
Total                                                                       1,040,934
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes, Inc.                                       8,657(d)             359,871
Cameron International Corp.                              4,980(b,d)           161,950
Diamond Offshore Drilling, Inc.                          1,412(d)              87,812
FMC Technologies, Inc.                                   2,415(b,d)           127,174
Halliburton Co.                                         18,277                448,700
Helmerich & Payne, Inc.                                  2,171(d)              79,285
Nabors Industries Ltd.                                   5,740(b,c,d)         101,139
National Oilwell Varco, Inc.                             8,440(d)             279,111
Rowan Companies, Inc.                                    2,340(b,d)            51,340
Schlumberger Ltd.                                       24,124              1,335,022
Smith International, Inc.                                5,078                191,187
                                                                      ---------------
Total                                                                       3,222,591
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.                                   8,915(d)             488,809
CVS Caremark Corp.                                      27,493                806,095
Safeway, Inc.                                            7,818                153,702
SUPERVALU, Inc.                                          4,330(d)              46,937
SYSCO Corp.                                             11,947                341,326
The Kroger Co.                                          13,080                257,545
Walgreen Co.                                            19,820                529,194
Wal-Mart Stores, Inc.                                   42,048              2,021,248
Whole Foods Market, Inc.                                 3,512(b,d)           126,502
                                                                      ---------------
Total                                                                       4,771,358
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Archer-Daniels-Midland Co.                              13,035                336,564
Campbell Soup Co.                                        3,784                135,581
ConAgra Foods, Inc.                                      9,035                210,696
Dean Foods Co.                                           3,684(b)              37,098
General Mills, Inc.                                     13,438                477,318
HJ Heinz Co.                                             6,409(d)             276,997
Hormel Foods Corp.                                       1,418(d)              57,401
Kellogg Co.                                              5,199                261,510
Kraft Foods, Inc., Class A                              35,256                987,167
McCormick & Co., Inc.                                    2,719                103,213
Mead Johnson Nutrition Co.                               4,165                208,750
Sara Lee Corp.                                          13,361(d)             188,390
The Hershey Co.                                          3,317(d)             158,984
The JM Smucker Co.                                       2,410(d)             145,130
Tyson Foods, Inc., Class A                               6,220                101,946
                                                                      ---------------
Total                                                                       3,686,745
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT Corp.                                                2,864                103,504
Nicor, Inc.                                                956(d)              38,718
Oneok, Inc.                                              2,182                 94,372
                                                                      ---------------
Total                                                                         236,594
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Baxter International, Inc.                              12,054                489,875
Becton Dickinson and Co.                                 4,720(d)             319,166
Boston Scientific Corp.                                 30,695(b)             178,031
CareFusion Corp.                                         3,640(b)              82,628
CR Bard, Inc.                                            1,918                148,703
DENTSPLY International, Inc.                             2,960(d)              88,534
Hospira, Inc.                                            3,320(b,d)           190,734
Intuitive Surgical, Inc.                                   775(b,d)           244,606
Medtronic, Inc.                                         22,303                808,929
St. Jude Medical, Inc.                                   6,587(b)             237,725
Stryker Corp.                                            5,701(d)             285,392
Varian Medical Systems, Inc.                             2,522(b,d)           131,850
Zimmer Holdings, Inc.                                    4,069(b)             219,929
                                                                      ---------------
Total                                                                       3,426,102
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Aetna, Inc.                                              8,562                225,866
AmerisourceBergen Corp.                                  5,712(d)             181,356
Cardinal Health, Inc.                                    7,298                245,286
CIGNA Corp.                                              5,644                175,303
Coventry Health Care, Inc.                               2,947(b)              52,103
DaVita, Inc.                                             2,106(b)             131,499
Express Scripts, Inc.                                   11,100(b)             521,922
Humana, Inc.                                             3,469(b)             158,429
Laboratory Corp. of America Holdings                     2,149(b,d)           161,927


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  183

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (CONT.)
McKesson Corp.                                           5,448               $365,888
Medco Health Solutions, Inc.                             9,213(b)             507,452
Patterson Companies, Inc.                                1,872(d)              53,408
Quest Diagnostics, Inc.                                  3,031                150,853
Tenet Healthcare Corp.                                   8,791(b)              38,153
UnitedHealth Group, Inc.                                23,018                653,710
WellPoint, Inc.                                          8,625(b)             422,021
                                                                      ---------------
Total                                                                       4,045,176
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.                                             1,421(b,d)           107,840
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Corp. Unit                                      8,715                263,542
Darden Restaurants, Inc.                                 2,812                109,246
International Game Technology                            6,044(d)              94,891
Marriott International, Inc., Class A                    5,198(d)             155,628
McDonald's Corp.                                        21,768              1,433,857
Starbucks Corp.                                         15,069                366,177
Starwood Hotels & Resorts Worldwide, Inc.                3,792                157,103
Wyndham Worldwide Corp.                                  3,657                 73,652
Wynn Resorts Ltd.                                        1,401(d)             106,854
Yum! Brands, Inc.                                        9,442                368,616
                                                                      ---------------
Total                                                                       3,129,566
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.4%)
DR Horton, Inc.                                          5,578(d)              54,832
Fortune Brands, Inc.                                     3,083(d)             120,792
Harman International Industries, Inc.                    1,418(b)              42,384
Leggett & Platt, Inc.                                    3,040                 60,982
Lennar Corp., Class A                                    3,269(d)              45,472
Newell Rubbermaid, Inc.                                  5,592(d)              81,867
Pulte Group, Inc.                                        6,379(b)              52,818
Stanley Black & Decker, Inc.                             3,288                166,109
Whirlpool Corp.                                          1,518                133,311
                                                                      ---------------
Total                                                                         758,567
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.6%)
Clorox Co.                                               2,863                177,964
Colgate-Palmolive Co.                                    9,916                780,984
Kimberly-Clark Corp.                                     8,362                506,988
The Procter & Gamble Co.                                58,244              3,493,475
                                                                      ---------------
Total                                                                       4,959,411
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
Constellation Energy Group, Inc.                         4,056                130,806
NRG Energy, Inc.                                         5,118(b)             108,553
The AES Corp.                                           13,566(b)             125,350
                                                                      ---------------
Total                                                                         364,709
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                                  14,427              1,139,589
General Electric Co.                                   216,070              3,115,729
Textron, Inc.                                            5,527(d)              93,793
                                                                      ---------------
Total                                                                       4,349,111
-------------------------------------------------------------------------------------

INSURANCE (4.0%)
Aflac, Inc.                                              9,516                406,048
American International Group, Inc.                       2,758(b,d)            94,986
AON Corp.                                                5,458                202,601
Assurant, Inc.                                           2,307                 80,053
Berkshire Hathaway, Inc., Class B                       33,474(b,d)         2,667,542
Chubb Corp.                                              6,655                332,817
Cincinnati Financial Corp.                               3,286(d)              85,009
Genworth Financial, Inc., Class A                        9,882(b)             129,158
Hartford Financial Services Group, Inc.                  8,988                198,904
Lincoln National Corp.                                   6,099                148,145
Loews Corp.                                              7,119(d)             237,134
Marsh & McLennan Companies, Inc.                        10,966(d)             247,283
MetLife, Inc.                                           16,558                625,229
Principal Financial Group, Inc.                          6,474                151,751
Prudential Financial, Inc.                               9,427                505,852
The Allstate Corp.                                      10,863                312,094
The Progressive Corp.                                   13,552                253,693
The Travelers Companies, Inc.                            9,974                491,220
Torchmark Corp.                                          1,623(d)              80,355
Unum Group                                               6,724                145,911
XL Group PLC                                             6,885(c)             110,229
                                                                      ---------------
Total                                                                       7,506,014
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com, Inc.                                         6,962(b)             760,669
Expedia, Inc.                                            4,239                 79,608
priceline.com, Inc.                                        971(b,d)           171,420
                                                                      ---------------
Total                                                                       1,011,697
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.7%)
Akamai Technologies, Inc.                                3,473(b,d)           140,900
eBay, Inc.                                              22,994(b)             450,912
Google, Inc., Class A                                    4,943(b)           2,199,387
Monster Worldwide, Inc.                                  2,510(b,d)            29,242
VeriSign, Inc.                                           3,721(b,d)            98,793
Yahoo!, Inc.                                            23,833(b,d)           329,610
                                                                      ---------------
Total                                                                       3,248,844
-------------------------------------------------------------------------------------

IT SERVICES (3.1%)
Automatic Data Processing, Inc.                         10,198                410,571
Cognizant Technology Solutions Corp., Class A            6,083(b)             304,515
Computer Sciences Corp.                                  3,139                142,040
Fidelity National Information Services, Inc.             6,679                179,131
Fiserv, Inc.                                             3,112(b)             142,094
IBM Corp.                                               25,904              3,198,625
Mastercard, Inc., Class A                                1,921                383,297
Paychex, Inc.                                            6,469                168,000
SAIC, Inc.                                               5,877(b,d)            98,381
The Western Union Co.                                   13,601                202,791
Total System Services, Inc.                              3,996(d)              54,346
Visa, Inc., Class A                                      9,168                648,636
                                                                      ---------------
Total                                                                       5,932,427
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.                                        5,436(b,d)            23,592
Hasbro, Inc.                                             2,665(d)             109,532
Mattel, Inc.                                             7,355                155,632
                                                                      ---------------
Total                                                                         288,756
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Life Technologies Corp.                                  3,657(b)             172,793
Millipore Corp.                                          1,100(b)             117,315
PerkinElmer, Inc.                                        2,398                 49,567
Thermo Fisher Scientific, Inc.                           8,286(b)             406,429
Waters Corp.                                             1,892(b)             122,412
                                                                      ---------------
Total                                                                         868,516
-------------------------------------------------------------------------------------

MACHINERY (1.7%)
Caterpillar, Inc.                                       12,731(d)             764,752
Cummins, Inc.                                            4,046(d)             263,516
Danaher Corp.                                           10,602                393,546
Deere & Co.                                              8,627                480,351
Dover Corp.                                              3,758(d)             157,047
Eaton Corp.                                              3,366                220,271
Flowserve Corp.                                          1,184                100,403
Illinois Tool Works, Inc.                                7,878                325,204
PACCAR, Inc.                                             7,359                293,403
Pall Corp.                                               2,407                 82,729
Parker Hannifin Corp.                                    3,277                181,742
Snap-On, Inc.                                            1,217                 49,787
                                                                      ---------------
Total                                                                       3,312,751
-------------------------------------------------------------------------------------

MEDIA (3.1%)
CBS Corp., Class B                                      13,736                177,606
Comcast Corp., Class A                                  57,114                992,070
DIRECTV, Class A                                        18,393(b)             623,891
Discovery Communications, Inc., Class A                  5,722(b,d)           204,333
Gannett Co., Inc.                                        4,787(d)              64,433
Meredith Corp.                                             786(d)              24,468
News Corp., Class A                                     45,553                544,814
Omnicom Group, Inc.                                      6,161                211,322
Scripps Networks Interactive, Inc., Class A              1,865                 75,234
The Interpublic Group of Companies, Inc.                 9,900(b,d)            70,587
The McGraw-Hill Companies, Inc.                          6,402(d)             180,152


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
184  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (CONT.)
The New York Times Co., Class A                          2,347(b,d)           $20,302
The Walt Disney Co.                                     39,610              1,247,715
The Washington Post Co., Class B                           126                 51,720
Time Warner Cable, Inc.                                  7,198                374,872
Time Warner, Inc.                                       23,109                668,081
Viacom, Inc., Class B                                   12,272                384,973
                                                                      ---------------
Total                                                                       5,916,573
-------------------------------------------------------------------------------------

METALS & MINING (1.1%)
AK Steel Holding Corp.                                   2,243(d)              26,737
Alcoa, Inc.                                             20,632(d)             207,558
Allegheny Technologies, Inc.                             2,043(d)              90,280
Cliffs Natural Resources, Inc.                           2,764                130,350
Freeport-McMoRan Copper & Gold, Inc.                     9,557                565,105
Newmont Mining Corp.                                     9,947                614,128
Nucor Corp.                                              6,336                242,542
Titanium Metals Corp.                                    1,723(b,d)            30,308
United States Steel Corp.                                2,895(d)             111,602
                                                                      ---------------
Total                                                                       2,018,610
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Big Lots, Inc.                                           1,604(b,d)            51,472
Family Dollar Stores, Inc.                               2,709                102,102
JC Penney Co., Inc.                                      4,744                101,901
Kohl's Corp.                                             6,207(b)             294,833
Macy's, Inc.                                             8,571                153,421
Nordstrom, Inc.                                          3,388                109,060
Sears Holdings Corp.                                     1,017(b,d)            65,749
Target Corp.                                            14,945                734,846
                                                                      ---------------
Total                                                                       1,613,384
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren Corp.                                             4,840                115,047
CenterPoint Energy, Inc.                                 8,423                110,847
CMS Energy Corp.                                         4,664(d)              68,328
Consolidated Edison, Inc.                                5,658(d)             243,860
Dominion Resources, Inc.                                12,032                466,119
DTE Energy Co.                                           3,432(d)             156,534
Integrys Energy Group, Inc.                              1,578(d)              69,022
NiSource, Inc.                                           5,571                 80,780
PG&E Corp.                                               7,545(d)             310,100
Public Service Enterprise Group, Inc.                   10,234                320,630
SCANA Corp.                                              2,251(d)              80,496
Sempra Energy                                            5,022                234,979
TECO Energy, Inc.                                        4,292(d)              64,680
Wisconsin Energy Corp.                                   2,347                119,087
Xcel Energy, Inc.                                        9,253                190,704
                                                                      ---------------
Total                                                                       2,631,213
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                             27,930                224,557
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.1%)
Anadarko Petroleum Corp.                                 9,976                360,034
Apache Corp.                                             6,845                576,281
Cabot Oil & Gas Corp.                                    2,087(d)              65,365
Chesapeake Energy Corp.                                 13,141(d)             275,304
Chevron Corp.                                           40,687              2,761,020
ConocoPhillips                                          30,117              1,478,444
Consol Energy, Inc.                                      4,561                153,979
Denbury Resources, Inc.                                  8,117(b,d)           118,833
Devon Energy Corp.                                       9,087                553,580
El Paso Corp.                                           14,252                158,340
EOG Resources, Inc.                                      5,168(d)             508,376
Exxon Mobil Corp.                                      103,456              5,904,252
Hess Corp.                                               5,939                298,969
Marathon Oil Corp.                                      14,316                445,084
Massey Energy Co.                                        2,038                 55,739
Murphy Oil Corp.                                         3,871                191,808
Noble Energy, Inc.                                       3,509                211,698
Occidental Petroleum Corp.                              16,391              1,264,566
Peabody Energy Corp.                                     5,466                213,885
Pioneer Natural Resources Co.                            2,363(d)             140,480
QEP Resources, Inc.                                      3,500(b)             107,905
Range Resources Corp.                                    3,234                129,845
Southwestern Energy Co.                                  7,037(b)             271,910
Spectra Energy Corp.                                    13,073                262,375
Sunoco, Inc.                                             2,436(d)              84,700
Tesoro Corp.                                             2,829(d)              33,014
The Williams Companies, Inc.                            11,812                215,923
Valero Energy Corp.                                     11,440                205,691
                                                                      ---------------
Total                                                                      17,047,400
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                                  8,882                201,000
MeadWestvaco Corp.                                       3,422                 75,968
Weyerhaeuser Co.                                         4,290                151,008
                                                                      ---------------
Total                                                                         427,976
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Avon Products, Inc.                                      8,683                230,099
The Estee Lauder Companies, Inc., Class A                2,423                135,034
                                                                      ---------------
Total                                                                         365,133
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.2%)
Abbott Laboratories                                     31,279              1,463,232
Allergan, Inc.                                           6,175                359,756
Bristol-Myers Squibb Co.                                34,811                868,186
Eli Lilly & Co.                                         20,550                688,425
Forest Laboratories, Inc.                                6,123(b)             167,954
Johnson & Johnson                                       55,784              3,294,602
King Pharmaceuticals, Inc.                               5,004(b)              37,980
Merck & Co., Inc.                                       63,099              2,206,572
Mylan, Inc.                                              6,214(b,d)           105,887
Pfizer, Inc.                                           163,206              2,327,317
Watson Pharmaceuticals, Inc.                             2,164(b)              87,793
                                                                      ---------------
Total                                                                      11,607,704
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.1%)
Dun & Bradstreet Corp.                                   1,059(d)              71,080
Equifax, Inc.                                            2,584                 72,507
Robert Half International, Inc.                          3,001(d)              70,674
                                                                      ---------------
Total                                                                         214,261
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.3%)
Apartment Investment & Management Co., Class
 A                                                       2,322(d)              44,977
AvalonBay Communities, Inc.                              1,633(d)             152,473
Boston Properties, Inc.                                  2,812                200,608
Equity Residential                                       5,772                240,346
HCP, Inc.                                                5,977                192,758
Health Care REIT, Inc.                                   2,535(d)             106,774
Host Hotels & Resorts, Inc.                             13,294(d)             179,203
Kimco Realty Corp.                                       8,183(d)             109,980
Plum Creek Timber Co., Inc.                              3,306(d)             114,156
ProLogis                                                 9,641                 97,663
Public Storage                                           2,733(d)             240,258
Simon Property Group, Inc.                               5,906(d)             476,910
Ventas, Inc.                                             3,189                149,724
Vornado Realty Trust                                     3,189                232,638
                                                                      ---------------
Total                                                                       2,538,468
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group, Inc., Class A                    5,463(b)              74,351
-------------------------------------------------------------------------------------

ROAD & RAIL (0.8%)
CSX Corp.                                                7,870                390,588
Norfolk Southern Corp.                                   7,462                395,859
Ryder System, Inc.                                       1,101(d)              44,293
Union Pacific Corp.                                     10,279                714,494
                                                                      ---------------
Total                                                                       1,545,234
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices, Inc.                            11,446(b,d)            83,785
Altera Corp.                                             6,119                151,812
Analog Devices, Inc.                                     6,040                168,274
Applied Materials, Inc.                                 27,176                326,656
Broadcom Corp., Class A                                  8,767(d)             289,048
Intel Corp.                                            112,535              2,188,805
KLA-Tencor Corp.                                         3,429                 95,601
Linear Technology Corp.                                  4,520(d)             125,701
LSI Corp.                                               13,184(b)              60,646
MEMC Electronic Materials, Inc.                          4,559(b,d)            45,043
Microchip Technology, Inc.                               3,728(d)             103,415
Micron Technology, Inc.                                 17,262(b,d)           146,554


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  185

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
National Semiconductor Corp.                             4,825                $64,945
Novellus Systems, Inc.                                   1,901(b,d)            48,209
NVIDIA Corp.                                            11,593(b,d)           118,365
Teradyne, Inc.                                           3,646(b,d)            35,549
Texas Instruments, Inc.                                 24,729                575,691
Xilinx, Inc.                                             5,568(d)             140,648
                                                                      ---------------
Total                                                                       4,768,747
-------------------------------------------------------------------------------------

SOFTWARE (3.7%)
Adobe Systems, Inc.                                     10,636(b)             281,109
Autodesk, Inc.                                           4,681(b)             114,029
BMC Software, Inc.                                       3,637(b)             125,949
CA, Inc.                                                 7,910                145,544
Citrix Systems, Inc.                                     3,807(b,d)           160,770
Compuware Corp.                                          4,584(b)              36,580
Electronic Arts, Inc.                                    6,654(b)              95,818
Intuit, Inc.                                             6,351(b)             220,824
McAfee, Inc.                                             3,206(b)              98,488
Microsoft Corp.                                        154,277              3,549,915
Novell, Inc.                                             7,057(b)              40,084
Oracle Corp.                                            79,245              1,700,598
Red Hat, Inc.                                            3,841(b)             111,159
Salesforce.com, Inc.                                     2,281(b)             195,755
Symantec Corp.                                          16,189(b)             224,703
                                                                      ---------------
Total                                                                       7,101,325
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
Abercrombie & Fitch Co., Class A                         1,823(d)              55,948
AutoNation, Inc.                                         1,797(b,d)            35,042
AutoZone, Inc.                                             640(b,d)           123,661
Bed Bath & Beyond, Inc.                                  5,310(b)             196,895
Best Buy Co., Inc.                                       7,009                237,325
CarMax, Inc.                                             4,500(b)              89,550
GameStop Corp., Class A                                  3,078(b,d)            57,836
Home Depot, Inc.                                        33,956                953,144
Lowe's Companies, Inc.                                  28,895                590,036
Ltd. Brands, Inc.                                        5,500                121,385
Office Depot, Inc.                                       5,534(b)              22,357
O'Reilly Automotive, Inc.                                2,800(b,d)           133,168
RadioShack Corp.                                         2,511(d)              48,990
Ross Stores, Inc.                                        2,527(d)             134,664
Staples, Inc.                                           14,741                280,816
The Gap, Inc.                                            9,118                177,436
Tiffany & Co.                                            2,609(d)              98,907
TJX Companies, Inc.                                      8,210                344,410
Urban Outfitters, Inc.                                   2,608(b,d)            89,689
                                                                      ---------------
Total                                                                       3,791,259
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                              6,217(d)             227,231
Nike, Inc., Class B                                      7,891                533,037
Polo Ralph Lauren Corp.                                  1,311(d)              95,651
VF Corp.                                                 1,746                124,280
                                                                      ---------------
Total                                                                         980,199
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.                                9,594                117,431
People's United Financial, Inc.                          7,592(d)             102,492
                                                                      ---------------
Total                                                                         219,923
-------------------------------------------------------------------------------------

TOBACCO (1.6%)
Altria Group, Inc.                                      42,120                844,085
Lorillard, Inc.                                          3,065                220,619
Philip Morris International, Inc.                       37,504              1,719,183
Reynolds American, Inc.                                  3,378                176,061
                                                                      ---------------
Total                                                                       2,959,948
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
Fastenal Co.                                             2,691(d)             135,062
WW Grainger, Inc.                                        1,301                129,384
                                                                      ---------------
Total                                                                         264,446
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A                            8,126(b)             361,608
MetroPCS Communications, Inc.                            5,244(b,d)            42,948
Sprint Nextel Corp.                                     60,351(b)             255,888
                                                                      ---------------
Total                                                                         660,444
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $193,914,028)                                                     $188,614,846
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             1,718,352(f)          $1,718,352
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,718,352)                                                         $1,718,352
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (0.5%)
Overseas Chinese Banking Corp.
 08-02-10                            0.420%          $1,000,000            $1,000,000
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (11.4%)(g)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $13,000,033                         0.090           13,000,000            13,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $3,669,564                          0.030            3,669,561             3,669,561
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,007                          0.050            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      21,669,561
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $22,669,561)                                                       $22,669,561
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $218,301,941)                                                     $213,002,759
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


INVESTMENTS IN DERIVATIVES
FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                                        7             $1,786,550      Sept. 2010            $(20,324)





--------------------------------------------------------------------------------
186  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.11% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) At June 30, 2010, investments in securities included securities valued at $335,995 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

     At June 30, 2010, the Fund held 5,128 shares of Ameriprise Financial, Inc. (Ameriprise) common stock valued at $185,275. Ameriprise is the parent company of Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC), which serves as the Investment Manager to the Fund. The cost of the Fund's purchases and proceeds from sales of shares of Ameriprise common stock were $0.00 and $70,928, respectively, for the six month period ended June 30, 2010. The Fund realized gains of $22,197 on sales transactions of Ameriprise common stock and earned aggregate dividends of $2,052 during the six month period ended June 30, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $15,808
Fannie Mae Interest Strip                                                      163,507
Fannie Mae Pool                                                              2,626,592
Fannie Mae Principal Strip                                                       2,668
Fannie Mae REMICS                                                            1,894,454
Federal Farm Credit Bank                                                       829,729
Federal Home Loan Banks                                                      1,140,960
Federal Home Loan Mortgage Corp                                                818,155
Federal National Mortgage Association                                          402,861
FHLMC Structured Pass Through Securities                                       384,917
Freddie Mac Discount Notes                                                      59,393
Freddie Mac Gold Pool                                                          204,187
Freddie Mac Non Gold Pool                                                      803,219
Freddie Mac Reference REMIC                                                     13,973
Freddie Mac REMICS                                                             211,599
Freddie Mac Strips                                                             226,517
Ginnie Mae I Pool                                                            1,099,639
Ginnie Mae II Pool                                                             913,297
GNMA Callable Pass Through Securities                                           17,703
Government National Mortgage Association                                       424,034
United States Treasury Inflation Indexed Bonds                                  96,718
United States Treasury Note/Bond                                               129,616
United States Treasury Strip Coupon                                            688,882
United States Treasury Strip Principal                                          91,573
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $13,260,001
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $654,882
Government National Mortgage Association                                     3,088,070
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $3,742,952
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  187

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MIZUHO SECURITIES USA, INC. (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds                                 $63,439
United States Treasury Note/Bond                                             3,978,752
United States Treasury Strip Coupon                                            546,139
United States Treasury Strip Principal                                         511,670
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
188  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  189

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - S&P 500 Index Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $188,614,846               $--         $--        $188,614,846
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            188,614,846                --          --         188,614,846
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                    1,718,352                --          --           1,718,352
  Investments of Cash Collateral Received
    for Securities on Loan                                  --        22,669,561          --          22,669,561
----------------------------------------------------------------------------------------------------------------
Total Other                                          1,718,352        22,669,561          --          24,387,913
----------------------------------------------------------------------------------------------------------------
Investments in Securities                          190,333,198        22,669,561          --         213,002,759
Other Financial Instruments(d)                         (20,324)               --          --             (20,324)
----------------------------------------------------------------------------------------------------------------
Total                                             $190,312,874       $22,669,561         $--        $212,982,435
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
190  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (88.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (44.2%)
Federal Home Loan Banks
 05-10-11                             0.600%         $2,050,000            $2,050,533
 05-16-11                             0.610           1,640,000             1,640,312
 05-27-11                             0.625           1,340,000             1,340,394
 12-28-11                             1.000          10,935,000(j)         11,005,556
 12-30-11                             0.625           5,715,000(e)          5,716,763
 05-11-12                             0.625          30,000,000(e)         30,001,800
 09-28-12                             0.663           3,130,000(e)          3,133,578
 11-10-14                             1.500          10,000,000(e)         10,036,200
Federal Home Loan Mortgage Corp.
 12-23-11                             0.900          28,700,000            28,761,935
 03-23-12                             2.125           2,280,000             2,336,337
 05-18-12                             0.625           2,085,000(e)          2,085,398
 07-27-12                             1.125          55,000,000(j)         55,417,295
 08-24-12                             2.250           6,400,000             6,417,606
 06-13-18                             4.875           1,720,000(j)          1,946,049
Federal National Mortgage Association
 07-09-12                             0.888           5,290,000(e)          5,289,718
 07-19-12                             1.000           6,695,000(e)          6,696,529
 10-29-12                             1.875          10,000,000            10,046,440
 05-07-13                             1.750           2,360,000             2,403,112
 07-17-13                             4.375           3,525,000             3,861,299
 03-13-14                             2.750           5,870,000(j)          6,121,236
 05-15-14                             2.500          73,005,000(j)         75,365,836
 02-23-15                             1.000           1,035,000(e)          1,035,895
 07-28-15                             2.375          12,000,000            12,124,548
Private Export Funding Corp.
 U.S. Government Guaranty
 10-15-14                             3.050           4,150,000             4,308,712
U.S. Treasury
 11-30-11                             0.750           7,000,000(j)          7,026,250
 01-15-12                             1.125           3,500,000(j)          3,533,222
 05-31-12                             0.750          79,500,000(j)         79,729,755
 06-15-12                             1.875             620,000               635,307
 02-15-13                             1.375           5,765,000(j)          5,839,765
 06-15-13                             1.125          26,500,000(j)         26,605,470
 05-31-15                             2.125          34,750,000(j)         35,347,353
 06-30-15                             1.875          20,085,000            20,161,885
 02-15-20                             3.625             730,000(j)            771,290
 05-15-20                             3.500           2,432,000(j)          2,545,234
 02-15-40                             4.625           1,887,000(j)          2,121,105
                                                                      ---------------
Total                                                                     473,459,717
-------------------------------------------------------------------------------------

ASSET-BACKED (4.3%)
Banc of America Funding Corp.
 CMO Series 2009-R14A Class 1A1
 09-26-37                             1.447           3,039,587(d,e)        2,892,943
Bear Stearns Asset-Backed Securities Trust
 Series 2006-HE9 Class 1A1
 11-25-36                             0.397             592,134(e)            566,786
Carrington Mortgage Loan Trust
 Series 2006-RFC1 Class A2
 05-25-36                             0.447           2,572,663(e)          2,531,419
Chrysler Financial Lease Trust
 Series 2010-A Class A2
 06-15-11                             1.780           6,750,000(d)          6,776,390
Citigroup Mortgage Loan Trust, Inc.
 Series 2006-WFH4 Class A2
 11-25-36                             0.447           1,250,457(e)          1,222,687
Countrywide Asset-Backed Certificates
 Series 2005-SD1 Class A1C
 05-25-35                             0.737           1,179,433(d,e)        1,131,581
Countrywide Asset-Backed Certificates
 Series 2006-22 Class 2A1 (MGIC)
 05-25-47                             0.397             882,662(e,i)          859,117
Credit-Based Asset Servicing and Securitization LLC
 Series 2006-CB6 Class A22
 07-25-36                             0.437           1,151,665(e)          1,131,015
Franklin Auto Trust
 Series 2004-2 Class A4 (NPFGC)
 08-15-12                             3.930             358,231(i)            358,653
Jefferies & Co., Inc.
 CMO Series 2010-R1 Class 2A1
 11-26-36                             0.509             782,404(d,e)          739,372
Morgan Stanley ABS Capital I
 Series 2005-WMC5 Class M2
 06-25-35                             0.827           2,278,397(e)          2,248,195
Morgan Stanley ABS Capital I
 Series 2006-WMC1 Class A2B
 12-25-35                             0.547           1,224,110(e)          1,142,392
Novastar Home Equity Loan
 Series 2006-2 Class A2B
 06-25-36                             0.457           3,721,446(e)          3,656,038
RAAC Series
 Series 2006-SP4 Class A1
 11-25-36                             0.447             632,493(e)            623,850
RBSSP Resecuritization Trust
 CMO Series 2009-10 Class 4A1
 07-26-36                             0.495           2,028,672(d,e)        1,938,194
RBSSP Resecuritization Trust
 CMO Series 2009-10 Class 7A1
 03-26-37                             0.445           1,203,956(d,e)        1,183,393
RBSSP Resecuritization Trust
 CMO Series 2009-11 Class 2A1
 04-26-36                             0.495           3,404,791(d,e)        3,150,906
RBSSP Resecuritization Trust
 CMO Series 2009-12 Class 2A1
 10-25-32                             4.770           1,518,502(d)          1,529,076
RBSSP Resecuritization Trust
 CMO Series 2009-13 Class 8A1
 06-26-37                             1.095           4,792,673(d,e)        4,566,138
Residential Asset Mortgage Products, Inc.
 Series 2004-RS8 Class AI4
 06-25-32                             5.060           1,393,287             1,368,634
Residential Asset Mortgage Products, Inc.
 Series 2006-RS4 Class A2
 07-25-36                             0.457              42,536                42,363
Small Business Administration Participation Certificates
 Series 2001-20H Class 1
 08-01-21                             6.340             180,654               196,394
Small Business Administration
 Series 2001-10B Class 1
 U.S. Government Guaranty
 09-10-11                             5.886             101,326               105,258
Soundview Home Equity Loan Trust
 Series 2005-B Class M1
 05-25-35                             6.135             177,937(e)            177,587
Specialty Underwriting & Residential Finance
 Series 2005-BC3 Class M1
 06-25-36                             0.797           3,500,000(e)          3,231,610
Structured Asset Investment Loan Trust
 Series 2005-9 Class A5
 11-25-35                             0.577           1,195,779(e)          1,156,121
Structured Asset Securities Corp.
 CMO Series 2006-NC1 Class A6
 05-25-36                             0.397             659,454(e)            634,473
Structured Asset Securities Corp.
 Series 2007-WF2 Class A2
 08-25-37                             1.047             831,443(e)            819,298
                                                                      ---------------
Total                                                                      45,979,883
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.2%)(f)
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass-Through Certificates
 CMO Series K001 Class A2
 04-25-16                             5.651           2,067,018             2,317,338
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (39.4%)(f)
ASG Resecuritization Trust
 CMO Series 2010-3
 01-28-37                             3.500          11,000,000(b,d)       11,027,500
Banc of America Funding Corp.
 CMO Series 2010-R4 Class 4A1
 06-26-37                             0.557             847,066(d,e)          800,477
Banc of America Mortgage Securities, Inc.
 CMO Series 2005-E Class 2A5
 06-25-35                             2.869          10,739,090(e)         10,701,700
BCAP LLC Trust
 CMO Series 2009-RR13 Class 12A1
 04-26-37                             5.250           2,616,290(d,e)        2,608,854
BCAP LLC Trust
 CMO Series 2010-RR6 Class 6A1
 07-26-37                             4.000           5,385,172(d)          5,401,112
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2006-AR9 Class 1A1
 11-25-36                             0.417             118,092(e)            112,471


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  191

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Citigroup Mortgage Loan Trust, Inc.
 CMO Series 2010-6 Class 1A1
 05-25-35                             4.750%         $7,000,000(d)         $6,965,000
Countrywide Alternative Loan Trust
 CMO I.O. Series 2007-8CB Class A13
 05-25-37                            32.110             585,440(h)             64,317
Countrywide Alternative Loan Trust
 CMO Series 2006-OA11 Class A3B1
 09-25-46                             0.527             691,896(e)            647,585
Countrywide Alternative Loan Trust
 CMO Series 2007-OH3 Class A3
 09-25-47                             0.847           2,064,806(e)            255,544
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2005-R2 Class 2A1
 06-25-35                             7.000           1,118,714(d)          1,045,290
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 14A1
 11-27-35                             5.500           5,271,350(d)          5,405,269
Credit Suisse Mortgage Capital Certificates
 CMO Series 2009-12R Class 30A1
 12-27-36                             5.300             573,977(d)            583,177
Federal Home Loan Mortgage Corp.
 Multifamily Structured Pass-Through Certificates
 CMO Series K003 Class A1
 07-25-13                             2.225           3,081,135             3,123,712
Federal Home Loan Mortgage Corp. #1G2598
 01-01-37                             5.981             693,615(e)            739,606
Federal Home Loan Mortgage Corp. #1J0614
 09-01-37                             5.670           1,175,922(e)          1,249,029
Federal Home Loan Mortgage Corp. #A18107
 01-01-34                             5.500           1,219,442             1,315,358
Federal Home Loan Mortgage Corp. #B16408
 09-01-19                             5.500             720,412               782,717
Federal Home Loan Mortgage Corp. #C73304
 11-01-32                             7.000             358,083               404,085
Federal Home Loan Mortgage Corp. #D95319
 03-01-22                             6.000              85,442                94,283
Federal Home Loan Mortgage Corp. #E00489
 06-01-12                             7.000               1,605                 1,687
Federal Home Loan Mortgage Corp. #E81240
 06-01-15                             7.500             406,643               438,622
Federal Home Loan Mortgage Corp. #E92454
 11-01-17                             5.000             360,955               387,772
Federal Home Loan Mortgage Corp. #E95188
 03-01-18                             6.000             227,668               248,651
Federal Home Loan Mortgage Corp. #G04710
 09-01-38                             6.000           4,469,202             4,856,793
Federal Home Loan Mortgage Corp. #G10669
 03-01-12                             7.500              67,627                71,214
Federal Home Loan Mortgage Corp. #G11243
 04-01-17                             6.500             587,839               639,405
Federal Home Loan Mortgage Corp. #G12100
 11-01-13                             5.000              29,797                30,995
Federal Home Loan Mortgage Corp. #H01724
 09-01-37                             6.000           1,501,793             1,614,193
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2639 Class UI
 03-15-22                             2.150           1,370,808(h)            138,459
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2795 Class IY
 07-15-17                            99.990             253,343(h)              4,465
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2936 Class AS
 02-15-35                            11.311           9,991,694(h)          1,150,862
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2981 Class AS
 05-15-35                             7.980           7,087,477(h)          1,128,455
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3430 Class IA
 07-15-12                           100.125           2,832,920(h)             15,972
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3447 Class AI
 03-15-12                            21.248           1,506,767(h)             20,216
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3453 Class W
 12-15-32                            18.715          27,601,201(h)          4,327,752
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3455 Class AI
 12-15-13                            15.253          10,901,816(h)            263,362
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3517 Class JI
 12-15-12                            31.873           1,166,193(h)             14,210
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3578 Class IO
 04-15-12                            37.752          15,309,269(h)            260,322
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3600 Class DI
 01-15-13                             7.204          17,666,512(h)            472,537
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 3630 Class AI
 03-15-17                             0.000           7,853,792(h)            392,690
Federal Home Loan Mortgage Corp.
 CMO Series 2617 Class HD
 06-15-16                             7.000             354,738               369,608
Federal Home Loan Mortgage Corp.
 CMO Series 2843 Class BA
 01-15-18                             5.000             443,004               462,961
Federal National Mortgage Association
 07-01-25                             4.500           2,625,000(b)          2,768,966
 07-01-25                             5.000           6,750,000(b)          7,201,406
 07-01-25                             5.500          30,000,000(b)         32,404,679
 07-01-25                             6.000          19,500,000(b)         21,148,355
 07-01-40                             6.000          27,000,000(b)         29,282,336
 07-01-40                             6.500          21,500,000(b)         23,545,853
Federal National Mortgage Association #252211
 01-01-29                             6.000              58,096                64,354
Federal National Mortgage Association #252409
 03-01-29                             6.500             727,355               822,653
Federal National Mortgage Association #254384
 06-01-17                             7.000             143,032               157,172
Federal National Mortgage Association #254723
 05-01-23                             5.500           1,762,073             1,907,761
Federal National Mortgage Association #255501
 09-01-14                             6.000             273,547               287,727
Federal National Mortgage Association #313470
 08-01-10                             7.500                 440                   443
Federal National Mortgage Association #323133
 04-01-13                             5.500              12,756                13,801
Federal National Mortgage Association #357485
 02-01-34                             5.500           2,479,227(l)          2,673,846
Federal National Mortgage Association #507182
 07-01-14                             6.000              24,817                26,975
Federal National Mortgage Association #512232
 05-01-29                             7.000              20,976                23,728
Federal National Mortgage Association #535168
 12-01-14                             5.500              46,741                50,761
Federal National Mortgage Association #545818
 07-01-17                             6.000             553,721               604,758
Federal National Mortgage Association #545864
 08-01-17                             5.500             790,805               860,757
Federal National Mortgage Association #545910
 08-01-17                             6.000             666,136(l)            727,376
Federal National Mortgage Association #555063
 11-01-17                             5.500           1,020,670             1,113,490
Federal National Mortgage Association #555343
 08-01-17                             6.000             263,658               287,490
Federal National Mortgage Association #555367
 03-01-33                             6.000           1,516,275             1,672,499
Federal National Mortgage Association #555375
 04-01-33                             6.000              83,728                92,815
Federal National Mortgage Association #602630
 10-01-31                             7.000              80,865                91,596
Federal National Mortgage Association #606789
 10-01-31                             7.000             917,172             1,038,892
Federal National Mortgage Association #626720
 01-01-17                             6.000             186,244               202,672
Federal National Mortgage Association #630992
 09-01-31                             7.000             630,002               724,688
Federal National Mortgage Association #630993
 09-01-31                             7.500             487,189               554,197
Federal National Mortgage Association #633672
 06-01-17                             6.000             143,244               156,837
Federal National Mortgage Association #636720
 05-01-17                             5.500              49,734                53,903
Federal National Mortgage Association #638210
 05-01-32                             6.500              70,390                79,795
Federal National Mortgage Association #648040
 06-01-32                             6.500             401,494               448,256
Federal National Mortgage Association #648349
 06-01-17                             6.000             541,777(l)            591,455
Federal National Mortgage Association #648679
 07-01-32                             6.000           1,469,894             1,621,339
Federal National Mortgage Association #656562
 02-01-33                             7.000             153,583               176,292
Federal National Mortgage Association #665752
 09-01-32                             6.500             272,694               304,455
Federal National Mortgage Association #668412
 02-01-18                             5.500             278,357               302,162


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
192  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #670387
 08-01-32                             7.000%             $9,700               $10,982
Federal National Mortgage Association #671054
 01-01-33                             7.000              18,883                21,352
Federal National Mortgage Association #671174
 02-01-33                             1.867             278,767(e)            283,077
Federal National Mortgage Association #675692
 02-01-18                             6.000             285,748               311,576
Federal National Mortgage Association #678940
 02-01-18                             5.500             457,097               499,190
Federal National Mortgage Association #684588
 03-01-33                             6.500             155,909               176,587
Federal National Mortgage Association #688181
 03-01-33                             6.000             624,204               688,517
Federal National Mortgage Association #695838
 04-01-18                             5.500             131,207               143,387
Federal National Mortgage Association #701937
 04-01-33                             6.000             123,073               135,561
Federal National Mortgage Association #704610
 06-01-33                             5.500           2,100,561             2,265,455
Federal National Mortgage Association #722325
 07-01-33                             4.946             502,875(e)            532,765
Federal National Mortgage Association #725431
 08-01-15                             5.500             651,021               704,374
Federal National Mortgage Association #725558
 06-01-34                             4.598             709,068(e)            735,992
Federal National Mortgage Association #740843
 11-01-18                             5.000              77,889                84,293
Federal National Mortgage Association #747815
 11-01-18                             5.500          16,226,997(b)         17,622,771
Federal National Mortgage Association #754297
 12-01-33                             4.755             142,155(e)            151,356
Federal National Mortgage Association #791447
 10-01-34                             6.000             445,135               488,355
Federal National Mortgage Association #797044
 07-01-34                             5.500           2,189,090             2,374,399
Federal National Mortgage Association #831809
 09-01-36                             6.000          24,782,871            26,972,280
Federal National Mortgage Association #885827
 06-01-36                             6.500           1,366,884             1,515,275
Federal National Mortgage Association #885871
 06-01-36                             7.000             947,463             1,053,613
Federal National Mortgage Association #887648
 07-01-36                             5.884           1,323,911(e)          1,418,057
Federal National Mortgage Association #907052
 09-01-37                             5.846           2,652,692(e)          2,840,739
Federal National Mortgage Association #968064
 02-01-22                             5.000          19,768,185            21,230,722
Federal National Mortgage Association #976421
 03-01-23                             4.500           1,052,652             1,113,621
Federal National Mortgage Association #988113
 08-01-23                             5.500           2,558,616             2,767,759
Federal National Mortgage Association #988961
 08-01-23                             5.500           2,225,857             2,407,800
Federal National Mortgage Association #995112
 07-01-36                             5.500          18,933,477            20,390,171
Federal National Mortgage Association
 CMO I.O. Series 2003-26 Class MI
 03-25-23                            17.627             319,517(h)             33,374
Federal National Mortgage Association
 CMO I.O. Series 2003-63 Class IP
 07-25-33                             0.658           1,451,138(h)            199,144
Federal National Mortgage Association
 CMO I.O. Series 2003-71 Class IM
 12-25-31                             5.340             313,561(h)             28,143
Federal National Mortgage Association
 CMO I.O. Series 2004-84 Class GI
 12-25-22                            11.100             194,699(h)              9,427
Federal National Mortgage Association
 CMO I.O. Series 2008-40 Class AI
 08-25-12                            13.221           4,864,531(h)             80,157
Federal National Mortgage Association
 CMO Series 2003-W11 Class A1
 06-25-33                             3.354               9,704(e)              9,961
Federal National Mortgage Association
 CMO Series 2004-60 Class PA
 04-25-34                             5.500           1,187,323             1,277,283
First Horizon Asset Securities, Inc.
 CMO Series 2003-5 Class 1A2
 06-25-30                             5.250             993,897               994,399
Government National Mortgage Association #3501
 01-20-34                             6.000           3,643,539             4,013,890
Government National Mortgage Association #498182
 05-15-16                             6.000             346,586               377,210
Government National Mortgage Association #605970
 03-15-33                             6.000             258,273               285,174
Government National Mortgage Association #615738
 03-15-18                             7.000             450,291               488,802
Government National Mortgage Association #615740
 08-15-13                             6.000             598,904               651,355
Government National Mortgage Association #709766
 08-15-39                             6.000           1,824,736             1,991,985
Government National Mortgage Association #709771
 08-15-39                             6.000           1,666,902             1,819,684
Government National Mortgage Association #709779
 08-15-39                             6.000           1,150,420             1,255,864
Government National Mortgage Association #713746
 08-15-39                             6.000             955,059             1,042,596
Government National Mortgage Association #722754
 08-15-39                             6.000             876,649               957,000
Government National Mortgage Association #780758
 04-15-13                             7.000              47,218                50,282
Government National Mortgage Association #781507
 09-15-14                             6.000             252,462               267,434
Government National Mortgage Association
 CMO I.O. Series 2002-66 Class SA
 12-16-25                            18.106          10,510,762(h)          1,837,026
Government National Mortgage Association
 CMO I.O. Series 2003-11 Class S
 02-16-33                            20.560          13,095,244(h)          2,015,384
Government National Mortgage Association
 CMO Series 2003-17 Class B
 10-16-27                             4.999              97,317               102,229
Government National Mortgage Association
 CMO Series 2004-19 Class DJ
 03-20-34                             4.500             350,825               361,567
Government National Mortgage Association
 CMO Series 2009-105 Class A
 12-16-50                             3.456           5,109,342             5,271,001
Government National Mortgage Association
 CMO Series 2009-114 Class A
 12-16-38                             3.103           5,502,400             5,627,469
Government National Mortgage Association
 CMO Series 2009-63 Class A
 01-16-38                             3.400           3,608,744             3,733,623
Government National Mortgage Association
 CMO Series 2009-71 Class A
 04-16-38                             3.304           5,119,607             5,263,571
Government National Mortgage Association
 CMO Series 2009-90 Class AC
 01-16-33                             3.137           3,950,000             4,061,679
Government National Mortgage Association
 CMO Series 2010-13 Class A
 08-16-22                             2.461           3,529,354             3,581,489
Government National Mortgage Association
 CMO Series 2010-16 Class AB
 05-16-33                             2.676           1,736,162             1,769,894
Government National Mortgage Association
 CMO Series 2010-18 Class A
 12-16-50                             3.100           3,679,636             3,759,004
Government National Mortgage Association
 CMO Series 2010-22 Class AC
 12-16-30                             2.229           2,873,787             2,903,888
Government National Mortgage Association
 CMO Series 2010-49 Class A
 03-16-51                             2.870           2,194,298             2,215,714
Government National Mortgage Association
 CMO Series 2010-65 Class A
 11-16-28                             2.017           2,891,956             2,903,552
Government National Mortgage Association
 CMO Series 2010-74 Class A
 09-16-33                             2.629          10,000,000            10,150,000
Government National Mortgage Association
 12-16-28                             2.100           3,550,000(b)          3,535,578
 08-16-40                             3.500           5,000,000(b)          5,050,000
GSR Mortgage Loan Trust
 CMO Series 2005-5F Class 2A3
 06-25-35                             5.500           2,260,075             2,288,801
Harborview Mortgage Loan Trust
 CMO Series 2004-4 Class 3A
 06-19-34                             1.472              58,359(e)             37,668
Indymac Index Mortgage Loan Trust
 CMO Series 2006-AR13 Class A1
 07-25-36                             5.715           1,287,628(e)            827,557
Lehman XS Trust
 Series 2006-16N Class A1B
 11-25-46                             0.467              88,787(e)             88,134
LVII Resecuritization Trust
 CMO Series 2009-3 Class A1
 11-27-37                             5.777             757,263(d,e)          761,049


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  193

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Prime Mortgage Trust
 CMO Series 2005-1 Class 2A1
 09-25-34                             5.000%         $9,767,750(d)         $9,909,379
Residential Asset Securitization Trust
 CMO Series 2004-A7 Class A1
 10-25-34                             5.500           2,500,208             2,500,063
Thornburg Mortgage Securities Trust
 CMO I.O. Series 2006-5 Class AX
 10-25-46                            21.460          17,283,585(h)            746,936
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-O Class 1A11
 01-25-34                             4.671           1,394,731(e)          1,420,083
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-Q Class 1A2
 09-25-34                             4.867           2,788,637(e)          2,799,717
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-14 Class 2A1
 12-25-35                             5.500           2,317,047             2,243,939
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-AR16 Class 4A6
 10-25-35                             3.623           2,558,329(e)          2,520,816
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2006-12 Class A1
 10-25-36                             6.000           1,674,281             1,651,341
                                                                      ---------------
Total                                                                     421,436,170
-------------------------------------------------------------------------------------

WIRELINES (0.2%)
TELUS Corp.
 Senior Unsecured
 06-01-11                             8.000           1,736,000(c)          1,840,295
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $938,351,913)                                                     $945,033,403
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (3.2%)(g)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. AGENCIES
Bank of America Corp.
 FDIC Government Guaranty
 04-30-12                             2.100%         $2,000,000            $2,048,120
 06-15-12                             3.125           3,920,000             4,093,774
Citigroup Funding, Inc.
 FDIC Government Guaranty
 11-15-12                             1.875           3,135,000             3,201,108
General Electric Capital Corp.
 FDIC Government Guaranty
 03-11-11                             1.800           6,555,000             6,620,320
 12-09-11                             3.000             825,000               852,227
 12-28-12                             2.625           5,350,000             5,557,950
JPMorgan Chase & Co.
 FDIC Government Guaranty
 02-23-11                             1.650           1,765,000             1,780,362
Morgan Stanley
 FDIC Government Guaranty
 02-10-12                             0.654           5,490,000             5,525,416
The Goldman Sachs Group, Inc.
 FDIC Government Guaranty
 07-15-11                             1.625           5,000,000             5,058,760
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $34,152,971)                                                       $34,738,037
-------------------------------------------------------------------------------------





MONEY MARKET FUND (23.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%            249,220,266(k)       $249,220,266
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $249,220,266)                                                     $249,220,266
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (6.3%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (0.3%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $2,999,983            $2,999,983
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (6.0%)(m)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,014                         0.050           10,000,000            10,000,000
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $15,000,038                         0.090           15,000,000            15,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $8,222,322                          0.030            8,222,315             8,222,315
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $18,125,556                         0.210           18,125,450            18,125,450
RBS Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $13,000,094                         0.260           13,000,000            13,000,000
                                                                      ---------------
Total                                                                      64,347,765
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $67,347,748)                                                       $67,347,748
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,289,072,898)(n)                                              $1,296,339,454
=====================================================================================




FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                     NUMBER OF                                      UNREALIZED
                                                     CONTRACTS        NOTIONAL      EXPIRATION     APPRECIATION
CONTRACT DESCRIPTION                               LONG (SHORT)     MARKET VALUE       DATE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 5-year                             (480)        $(56,808,749)    Oct. 2010         $(546,014)
U.S. Treasury Note, 10-year                            (227)         (27,818,142)   Sept. 2010          (696,451)
----------------------------------------------------------------------------------------------------------------
Total                                                                                                $(1,242,465)
----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



CMO   --   Collateralized Mortgage Obligation
I.O.  --   Interest Only



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $153,137,928. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.17% of net assets.


--------------------------------------------------------------------------------
194  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $68,415,100 or 6.40% of net assets.

(e) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(i) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     MGIC   --   Mortgage Guaranty Insurance Corporation
     NPFGC  --   National Public Finance Guarantee Corporation


(j) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(k) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(l) At June 30, 2010, investments in securities included securities valued at $756,369 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(m) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $7,072,603
Freddie Mac Gold Pool                                                        1,540,817
Freddie Mac Non Gold Pool                                                    1,586,580
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $18,239
Fannie Mae Interest Strip                                                      188,662
Fannie Mae Pool                                                              3,030,683
Fannie Mae Principal Strip                                                       3,079
Fannie Mae REMICS                                                            2,185,908
Federal Farm Credit Bank                                                       957,381
Federal Home Loan Banks                                                      1,316,492
Federal Home Loan Mortgage Corp                                                944,025
Federal National Mortgage Association                                          464,840
FHLMC Structured Pass Through Securities                                       444,135
Freddie Mac Discount Notes                                                      68,530
Freddie Mac Gold Pool                                                          235,601
Freddie Mac Non Gold Pool                                                      926,790


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  195

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.090%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Reference REMIC                                                    $16,123
Freddie Mac REMICS                                                             244,153
Freddie Mac Strips                                                             261,366
Ginnie Mae I Pool                                                            1,268,815
Ginnie Mae II Pool                                                           1,053,803
GNMA Callable Pass Through Securities                                           20,426
Government National Mortgage Association                                       489,270
United States Treasury Inflation Indexed Bonds                                 111,597
United States Treasury Note/Bond                                               149,557
United States Treasury Strip Coupon                                            794,864
United States Treasury Strip Principal                                         105,661
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,300,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,467,382
Government National Mortgage Association                                     6,919,379
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $8,386,761
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $6,690,499
Fannie Mae REMICS                                                            1,551,599
Federal Farm Credit Bank                                                       246,763
Federal Home Loan Banks                                                        462,963
Federal Home Loan Mortgage Corp                                                261,510
Federal National Mortgage Association                                          316,815
Freddie Mac Gold Pool                                                        4,617,629
Freddie Mac Non Gold Pool                                                      387,297
Freddie Mac REMICS                                                             970,656
Ginnie Mae I Pool                                                              485,439
Ginnie Mae II Pool                                                             303,147
United States Treasury Bill                                                  1,634,354
United States Treasury Note/Bond                                               531,813
United States Treasury Strip Coupon                                             27,476
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $18,487,960
--------------------------------------------------------------------------------------


RBS SECURITIES, INC. (0.260%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Freddie Mac Gold Pool                                                      $13,260,017
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $13,260,017
--------------------------------------------------------------------------------------


(n) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,289,073,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $11,002,000
     Unrealized depreciation                                                     (3,736,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $7,266,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
196  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  197

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                IDENTICAL ASSETS      INPUTS(B)        INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies        $184,316,636      $289,143,081             $--      $473,459,717
  Asset-Backed Securities                                 --        45,240,511         739,372        45,979,883
  Commercial Mortgage-Backed Securities                   --         2,317,338              --         2,317,338
  Residential Mortgage-Backed Securities                  --       377,352,764      44,083,406       421,436,170
  Corporate Debt Securities                               --         1,840,295              --         1,840,295
----------------------------------------------------------------------------------------------------------------
Total Bonds                                      184,316,636       715,893,989      44,822,778       945,033,403
----------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                            --        34,738,037              --        34,738,037
  Affiliated Money Market Fund(c)                249,220,266                --              --       249,220,266
  Investments of Cash Collateral Received
    for Securities on Loan                                --        67,347,748              --        67,347,748
----------------------------------------------------------------------------------------------------------------
Total Other                                      249,220,266       102,085,785              --       351,306,051
----------------------------------------------------------------------------------------------------------------
Investments in Securities                        433,536,902       817,979,774      44,822,778     1,296,339,454
Other Financial Instruments(d)                    (1,242,465)               --              --        (1,242,465)
----------------------------------------------------------------------------------------------------------------
Total                                           $432,294,437      $817,979,774     $44,822,778    $1,295,096,989
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                                                          RESIDENTIAL
                                                        ASSET-BACKED    MORTGAGE-BACKED
                                                         SECURITIES        SECURITIES         TOTAL
------------------------------------------------------------------------------------------------------
Balance as of June 30, 2009                              $19,367,877       $2,515,420      $21,883,297
  Accrued discounts/premiums                                   9,714          (55,649)         (45,935)
  Realized gain (loss)                                            --           43,146           43,146
  Change in unrealized appreciation (depreciation)*             (793)         132,126          131,333
  Net purchases (sales)                                      730,451       42,095,948       42,826,399
  Transfers in and/or out of Level 3                     (19,367,877)        (647,585)     (20,015,462)
------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                                 $739,372      $44,083,406      $44,822,778
------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $(37,346), which is comprised of Asset-Backed Securities of $(793), and Residential Mortgage-Backed Securities of $(36,553).



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
198  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.8%)
Goodrich Corp.                                          20,128             $1,333,480
Precision Castparts Corp.                               13,961              1,436,866
United Technologies Corp.                               44,978              2,919,522
                                                                      ---------------
Total                                                                       5,689,868
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
United Parcel Service, Inc., Class B                    22,651              1,288,615
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.9%)
Autoliv, Inc.                                           40,470(b,c,d)       1,936,490
-------------------------------------------------------------------------------------

BEVERAGES (1.8%)
Dr Pepper Snapple Group, Inc.                           42,282              1,580,924
PepsiCo, Inc.                                           34,385              2,095,766
                                                                      ---------------
Total                                                                       3,676,690
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alexion Pharmaceuticals, Inc.                           29,481(b,d)         1,509,132
Celgene Corp.                                           50,186(b)           2,550,453
                                                                      ---------------
Total                                                                       4,059,585
-------------------------------------------------------------------------------------

CHEMICALS (0.4%)
Celanese Corp., Series A                                29,897(d)             744,734
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Fifth Third Bancorp                                    137,050(d)           1,684,345
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Republic Services, Inc.                                 45,187(d)           1,343,410
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.9%)
Cisco Systems, Inc.                                    269,038(b)           5,733,200
QUALCOMM, Inc.                                          69,005              2,266,124
                                                                      ---------------
Total                                                                       7,999,324
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.2%)
Apple, Inc.                                             41,110(b)          10,340,399
EMC Corp.                                              263,023(b)           4,813,321
Hewlett-Packard Co.                                    102,491              4,435,810
Teradata Corp.                                          49,203(b)           1,499,707
                                                                      ---------------
Total                                                                      21,089,237
-------------------------------------------------------------------------------------

CONSUMER FINANCE (2.1%)
American Express Co.                                    72,250(d)           2,868,325
Capital One Financial Corp.                             35,023              1,411,427
                                                                      ---------------
Total                                                                       4,279,752
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.5%)
Packaging Corp. of America                              49,333              1,086,313
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Coinstar, Inc.                                          23,675(b,d)         1,017,315
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.8%)
IntercontinentalExchange, Inc.                          15,284(b)           1,727,551
JPMorgan Chase & Co.                                    54,020              1,977,672
                                                                      ---------------
Total                                                                       3,705,223
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Tyco Electronics Ltd.                                   75,719(c)           1,921,748
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.4%)
Halliburton Co.                                         86,472              2,122,888
Schlumberger Ltd.                                       49,597              2,744,698
                                                                      ---------------
Total                                                                       4,867,586
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.0%)
Wal-Mart Stores, Inc.                                   64,023              3,077,586
Whole Foods Market, Inc.                                29,703(b,d)         1,069,902
                                                                      ---------------
Total                                                                       4,147,488
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Mead Johnson Nutrition Co.                              22,596              1,132,512
The Hershey Co.                                         31,627              1,515,882
                                                                      ---------------
Total                                                                       2,648,394
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.1%)
CareFusion Corp.                                        82,767(b)           1,878,811
CR Bard, Inc.                                           24,378              1,890,026
Edwards Lifesciences Corp.                              40,609(b,d)         2,274,916
Hospira, Inc.                                           40,568(b,d)         2,330,632
                                                                      ---------------
Total                                                                       8,374,385
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health, Inc.                                   85,939              2,888,410
UnitedHealth Group, Inc.                                76,343              2,168,141
Universal Health Services, Inc., Class B                36,426              1,389,652
                                                                      ---------------
Total                                                                       6,446,203
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.8%)
Las Vegas Sands Corp.                                   64,871(b,d)         1,436,244
Starbucks Corp.                                         88,881(d)           2,159,808
                                                                      ---------------
Total                                                                       3,596,052
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
The Procter & Gamble Co.                                28,200              1,691,436
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.7%)
3M Co.                                                  15,635              1,235,009
General Electric Co.                                   106,683              1,538,369
Tyco International Ltd.                                 78,837(c)           2,777,427
                                                                      ---------------
Total                                                                       5,550,805
-------------------------------------------------------------------------------------

INSURANCE (2.1%)
Prudential Financial, Inc.                              50,362              2,702,424
Unum Group                                              70,455              1,528,874
                                                                      ---------------
Total                                                                       4,231,298
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Amazon.com, Inc.                                        16,532(b,d)         1,806,286
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.3%)
Akamai Technologies, Inc.                               37,041(b,d)         1,502,753
Google, Inc., Class A                                   11,871(b)           5,282,002
SAVVIS, Inc.                                           134,460(b,d)         1,983,285
                                                                      ---------------
Total                                                                       8,768,040
-------------------------------------------------------------------------------------

IT SERVICES (3.9%)
Cognizant Technology Solutions Corp., Class A           45,904(b)           2,297,954
IBM Corp.                                               32,392              3,999,765
Mastercard, Inc., Class A                                7,948              1,585,864
                                                                      ---------------
Total                                                                       7,883,583
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.6%)
Thermo Fisher Scientific, Inc.                          68,068(b)           3,338,735
-------------------------------------------------------------------------------------

MACHINERY (3.7%)
Cummins, Inc.                                           27,399(d)           1,784,496
Dover Corp.                                             24,705              1,032,422
Flowserve Corp.                                         16,602              1,407,850
Illinois Tool Works, Inc.                               37,929              1,565,709
Ingersoll-Rand PLC                                      49,265(c,d)         1,699,150
                                                                      ---------------
Total                                                                       7,489,627
-------------------------------------------------------------------------------------

MEDIA (2.4%)
DISH Network Corp., Class A                             86,464              1,569,322
Time Warner Cable, Inc.                                 35,875              1,868,370
Viacom, Inc., Class B                                   44,244              1,387,934
                                                                      ---------------
Total                                                                       4,825,626
-------------------------------------------------------------------------------------

METALS & MINING (1.9%)
Allegheny Technologies, Inc.                            34,592(d)           1,528,620
Barrick Gold Corp.                                      51,034(c)           2,317,454
                                                                      ---------------
Total                                                                       3,846,074
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.6%)
Dollar General Corp.                                    47,490(b,d)         1,308,350
Target Corp.                                            81,034              3,984,441
                                                                      ---------------
Total                                                                       5,292,791
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  199

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
OIL, GAS & CONSUMABLE FUELS (5.6%)
Apache Corp.                                            23,475             $1,976,360
Chevron Corp.                                           39,381              2,672,395
ConocoPhillips                                          33,405              1,639,851
Continental Resources, Inc.                             27,779(b)           1,239,499
EOG Resources, Inc.                                     16,692(d)           1,641,992
Kinder Morgan Management LLC                                --(b,e)                 1
Occidental Petroleum Corp.                              29,533              2,278,471
                                                                      ---------------
Total                                                                      11,448,569
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
The Estee Lauder Companies, Inc., Class A               20,500              1,142,465
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.1%)
Abbott Laboratories                                     23,104              1,080,805
Allergan, Inc.                                          36,477              2,125,150
Medicis Pharmaceutical Corp., Class A                   68,865(d)           1,506,766
Mylan, Inc.                                             90,943(b,d)         1,549,669
                                                                      ---------------
Total                                                                       6,262,390
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Union Pacific Corp.                                     26,581              1,847,645
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Intel Corp.                                            104,961              2,041,491
Netlogic Microsystems, Inc.                             44,541(b,d)         1,211,515
Texas Instruments, Inc.                                 94,040              2,189,252
Varian Semiconductor Equipment Associates,
 Inc.                                                   37,687(b,d)         1,080,109
                                                                      ---------------
Total                                                                       6,522,367
-------------------------------------------------------------------------------------

SOFTWARE (6.1%)
Autodesk, Inc.                                          60,200(b)           1,466,472
Microsoft Corp.                                        139,359              3,206,651
Nintendo Co., Ltd., ADR                                 32,159(c,d)         1,198,727
Oracle Corp.                                           192,859              4,138,753
Rovi Corp.                                              43,505(b,d)         1,649,275
Salesforce.com, Inc.                                    11,464(b)             983,840
                                                                      ---------------
Total                                                                      12,643,718
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.9%)
Dick's Sporting Goods, Inc.                             45,955(b,d)         1,143,820
GameStop Corp., Class A                                 71,639(b,d)         1,346,097
Lowe's Companies, Inc.                                 114,986              2,348,014
Ltd. Brands, Inc.                                       37,305                823,321
TJX Companies, Inc.                                     54,323              2,278,850
                                                                      ---------------
Total                                                                       7,940,102
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Lululemon Athletica, Inc.                               29,206(b,c,d)       1,087,047
-------------------------------------------------------------------------------------

TOBACCO (2.0%)
Philip Morris International, Inc.                       87,880              4,028,419
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.8%)
American Tower Corp., Class A                           29,664(b)           1,320,048
Millicom International Cellular SA                      12,929(c,d)         1,048,154
NII Holdings, Inc.                                      40,331(b)           1,311,564
                                                                      ---------------
Total                                                                       3,679,766
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $205,438,559)                                                     $202,929,546
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             2,095,593(f)          $2,095,593
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,095,593)                                                         $2,095,593
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (17.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)

REPURCHASE AGREEMENTS(g)
Citigroup Global Markets, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,033                         0.120%          $10,000,000          $10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $7,819,779                          0.030             7,819,773            7,819,773
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,000,003                          0.050             2,000,000            2,000,000
 $10,000,042                         0.150            10,000,000           10,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210             5,000,000            5,000,000
                                                                      ---------------
Total                                                                      34,819,773
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $34,819,773)                                                       $34,819,773
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $242,353,925)                                                     $239,844,912
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.84% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e)  Represents fractional shares.

(f) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
200  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CITIGROUP GLOBAL MARKETS, INC. (0.120%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae REMICS                                                           $3,634,632
Fannie Mae-Aces                                                                 94,858
Freddie Mac Reference REMIC                                                    592,080
Freddie Mac REMICS                                                           5,195,986
Government National Mortgage Association                                       682,444
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,395,543
Government National Mortgage Association                                     6,580,625
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $7,976,168
--------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.050%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Inflation Indexed Bonds                                 $25,375
United States Treasury Note/Bond                                             1,591,501
United States Treasury Strip Coupon                                            218,456
United States Treasury Strip Principal                                         204,668
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $2,040,000
--------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal Farm Credit Bank                                                      $296,703
Federal Home Loan Bank Discount Notes                                        3,051,760
Federal Home Loan Banks                                                      1,550,133
Federal Home Loan Mortgage Corp                                                263,856
Ginnie Mae II Pool                                                             693,906
United States Treasury Note/Bond                                             4,343,643
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,001
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  201

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,845,609
Fannie Mae REMICS                                                              428,017
Federal Farm Credit Bank                                                        68,071
Federal Home Loan Banks                                                        127,711
Federal Home Loan Mortgage Corp                                                 72,139
Federal National Mortgage Association                                           87,395
Freddie Mac Gold Pool                                                        1,273,797
Freddie Mac Non Gold Pool                                                      106,838
Freddie Mac REMICS                                                             267,760
Ginnie Mae I Pool                                                              133,911
Ginnie Mae II Pool                                                              83,625
United States Treasury Bill                                                    450,845
United States Treasury Note/Bond                                               146,703
United States Treasury Strip Coupon                                              7,579
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
202  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  Fair value at June 30, 2010
                                              ------------------------------------------------------------------
                                                    Level 1            Level 2
                                                 quoted prices          other          Level 3
                                                   in active         significant     significant
                                                  markets for         observable    unobservable
DESCRIPTION(a)                                identical assets(b)       inputs         inputs           Total
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $202,929,546               $--         $--        $202,929,546
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                            202,929,546                --          --         202,929,546
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                    2,095,593                --          --           2,095,593
  Investments of Cash Collateral Received
    for Securities on Loan                                  --        34,819,773          --          34,819,773
----------------------------------------------------------------------------------------------------------------
Total Other                                          2,095,593        34,819,773          --          36,915,366
----------------------------------------------------------------------------------------------------------------
Total                                             $205,025,139       $34,819,773         $--        $239,844,912
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  203

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Growth Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
204  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Seligman VP - Larger-Cap Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (7.6%)
General Dynamics Corp.                                  8,000                $468,480
Honeywell International, Inc.                          16,000                 624,480
United Technologies Corp.                               8,000                 519,280
                                                                      ---------------
Total                                                                       1,612,240
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.4%)
Morgan Stanley                                         22,000                 510,620
-------------------------------------------------------------------------------------

CHEMICALS (7.2%)
EI du Pont de Nemours & Co.                            16,500                 570,735
Praxair, Inc.                                           6,000(c)              455,940
The Sherwin-Williams Co.                                7,000                 484,330
                                                                      ---------------
Total                                                                       1,511,005
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
US Bancorp                                             27,000                 603,450
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.0%)
Juniper Networks, Inc.                                 27,500(b,c)            627,550
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (8.8%)
Bank of America Corp.                                  60,766                 873,207
JPMorgan Chase & Co.                                   27,000                 988,470
                                                                      ---------------
Total                                                                       1,861,677
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (4.1%)
Costco Wholesale Corp.                                  7,500(c)              411,225
Wal-Mart Stores, Inc.                                   9,500                 456,665
                                                                      ---------------
Total                                                                         867,890
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.3%)
Tyson Foods, Inc., Class A                             55,000(c)              901,450
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Baxter International, Inc.                             13,000                 528,320
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.5%)
Humana, Inc.                                           21,000(b)              959,070
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (4.5%)
The AES Corp.                                         104,000(b)              960,960
-------------------------------------------------------------------------------------

INSURANCE (12.3%)
MetLife, Inc.                                          17,048                 643,732
Prudential Financial, Inc.                              9,000(c)              482,940
The Travelers Companies, Inc.                          10,000                 492,500
Unum Group                                             45,000(c)              976,500
                                                                      ---------------
Total                                                                       2,595,672
-------------------------------------------------------------------------------------

MULTILINE RETAIL (4.5%)
JC Penney Co., Inc.                                    22,000(c)              472,560
Nordstrom, Inc.                                        15,000                 482,850
                                                                      ---------------
Total                                                                         955,410
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (12.8%)
Chevron Corp.                                           7,000                 475,020
ConocoPhillips                                         10,000                 490,900
Marathon Oil Corp.                                     14,926                 464,049
The Williams Companies, Inc.                           35,000(c)              639,800
Valero Energy Corp.                                    35,000(c)              629,300
                                                                      ---------------
Total                                                                       2,699,069
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.9%)
Bristol-Myers Squibb Co.                               25,000                 623,500
-------------------------------------------------------------------------------------

ROAD & RAIL (5.2%)
CSX Corp.                                              11,000                 545,930
Union Pacific Corp.                                     8,000                 556,080
                                                                      ---------------
Total                                                                       1,102,010
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Lowe's Companies, Inc.                                 25,000                 510,500
The Gap, Inc.                                          25,000(c)              486,500
                                                                      ---------------
Total                                                                         997,000
-------------------------------------------------------------------------------------

TOBACCO (4.7%)
Altria Group, Inc.                                     24,497                 490,920
Philip Morris International, Inc.                      11,000                 504,240
                                                                      ---------------
Total                                                                         995,160
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $19,582,916)                                                       $20,912,053
-------------------------------------------------------------------------------------



WARRANTS (--%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE
Krispy Kreme Doughnuts, Inc.                                7(b,d)                 $1
-------------------------------------------------------------------------------------
TOTAL WARRANTS
(Cost: $--)                                                                        $1
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%              358,038(e)             $358,038
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $358,038)                                                             $358,038
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (13.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,755,002                          0.030%          $2,755,000            $2,755,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $2,755,000)                                                         $2,755,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $22,695,954)                                                       $24,025,092
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  205

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Larger-Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(d)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $1. Information concerning such security holdings at June 30, 2010 was as follows:

                                                                          ACQUISITION
     SECURITY                                                                DATES         COST
     ------------------------------------------------------------------------------------------
     Krispy Kreme Doughnuts, Inc.                                           07-01-09        $--


(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                         VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $491,667
Government National Mortgage Association                                     2,318,432
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $2,810,099
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
206  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                    $20,912,053                $--         $--        $20,912,053
  Warrants                                                   1                                                 1
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                             20,912,054                 --          --         20,912,054
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                      358,038                 --          --            358,038
  Investments of Cash Collateral Received
    for Securities on Loan                                  --          2,755,000          --          2,755,000
----------------------------------------------------------------------------------------------------------------
Total Other                                            358,038          2,755,000          --          3,113,038
----------------------------------------------------------------------------------------------------------------
Total                                              $21,270,092         $2,755,000         $--        $24,025,092
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  207

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Seligman VP - Larger-Cap Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
208  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS  ------------------------------------------------------
Seligman VP - Smaller-Cap Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
Cubic Corp.                                            50,000(d)           $1,819,000
-------------------------------------------------------------------------------------

AIRLINES (7.4%)
Continental Airlines, Inc., Class B                   130,000(b)            2,860,000
Delta Air Lines, Inc.                                 210,000(b,d)          2,467,500
                                                                      ---------------
Total                                                                       5,327,500
-------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Central European Distribution Corp.                    75,000(b,d)          1,603,500
-------------------------------------------------------------------------------------

CHEMICALS (2.0%)
Minerals Technologies, Inc.                            30,000               1,426,200
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.4%)
The Brink's Co.                                        65,000               1,236,950
Waste Connections, Inc.                                54,000(b)            1,884,060
                                                                      ---------------
Total                                                                       3,121,010
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.4%)
F5 Networks, Inc.                                      35,000(b,d)          2,399,950
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (3.1%)
The Shaw Group, Inc.                                   65,000(b)            2,224,300
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Owens-Illinois, Inc.                                   60,000(b)            1,587,000
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (2.2%)
Sotheby's                                              70,000(d)            1,600,900
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (8.7%)
Belden, Inc.                                           90,000(d)            1,980,000
EnerSys                                               100,000(b,d)          2,137,000
Thomas & Betts Corp.                                   60,000(b)            2,082,000
                                                                      ---------------
Total                                                                       6,199,000
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.1%)
Exterran Holdings, Inc.                                66,000(b,d)          1,703,460
Tetra Technologies, Inc.                              216,000(b,d)          1,961,280
                                                                      ---------------
Total                                                                       3,664,740
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.6%)
Smithfield Foods, Inc.                                125,000(b,d)          1,862,500
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Analogic Corp.                                         10,000(d)              455,100
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Select Medical Holdings Corp.                          25,212(b,d)            170,937
WellCare Health Plans, Inc.                            90,000(b,d)          2,136,600
                                                                      ---------------
Total                                                                       2,307,537
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (1.7%)
Eclipsys Corp.                                         70,000(b)            1,248,800
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.5%)
Penn National Gaming, Inc.                             65,000(b,d)          1,501,500
Texas Roadhouse, Inc.                                 190,000(b,d)          2,397,800
                                                                      ---------------
Total                                                                       3,899,300
-------------------------------------------------------------------------------------

INSURANCE (14.4%)
Aspen Insurance Holdings Ltd.                          80,000(c)            1,979,200
Endurance Specialty Holdings Ltd.                      20,000(c)              750,600
Infinity Property & Casualty Corp.                     40,000(d)            1,847,200
Lincoln National Corp.                                 85,000               2,064,650
The Hanover Insurance Group, Inc.                      42,000(d)            1,827,000
WR Berkley Corp.                                       66,000(d)            1,746,360
                                                                      ---------------
Total                                                                      10,215,010
-------------------------------------------------------------------------------------

IT SERVICES (2.2%)
CACI International, Inc., Class A                      37,000(b)            1,571,760
-------------------------------------------------------------------------------------

MACHINERY (3.0%)
Douglas Dynamics, Inc.                                 57,797(b)              664,666
Mueller Industries, Inc.                               60,000(d)            1,476,000
                                                                      ---------------
Total                                                                       2,140,666
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.5%)
Fred's, Inc., Class A                                 100,000(d)            1,106,000
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (3.5%)
Herbalife Ltd.                                         55,000(c)            2,532,750
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.6%)
School Specialty, Inc.                                 65,000(b,d)          1,174,550
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.8%)
Cypress Semiconductor Corp.                           250,000(b,d)          2,510,000
ON Semiconductor Corp.                                340,000(b)            2,169,200
Varian Semiconductor Equipment Associates,
 Inc.                                                  78,000(b,d)          2,235,480
                                                                      ---------------
Total                                                                       6,914,680
-------------------------------------------------------------------------------------

SOFTWARE (5.9%)
Lawson Software, Inc.                                 270,000(b,d)          1,971,000
Quest Software, Inc.                                  125,000(b,d)          2,255,000
                                                                      ---------------
Total                                                                       4,226,000
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.4%)
Aegean Marine Petroleum Network, Inc.                  50,000(c)              999,000
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $47,922,565)                                                       $71,626,753
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               41,435(e)              $41,435
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $41,435)                                                               $41,435
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (30.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090%          $10,000,000          $10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $6,755,192                          0.030             6,755,186            6,755,186
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,021                          0.150             5,000,000            5,000,000
                                                                      ---------------
Total                                                                      21,755,186
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $21,755,186)                                                       $21,755,186
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $69,719,186)                                                       $93,423,374
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  209

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman VP - Smaller-Cap Value Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 8.75% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.



CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                          VALUE (a)
----------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                        $12,160
Fannie Mae Interest Strip                                                        125,774
Fannie Mae Pool                                                                2,020,455
Fannie Mae Principal Strip                                                         2,053
Fannie Mae REMICS                                                              1,457,272
Federal Farm Credit Bank                                                         638,254
Federal Home Loan Banks                                                          877,662
Federal Home Loan Mortgage Corp                                                  629,350
Federal National Mortgage Association                                            309,893
FHLMC Structured Pass Through Securities                                         296,090
Freddie Mac Discount Notes                                                        45,687
Freddie Mac Gold Pool                                                            157,067
Freddie Mac Non Gold Pool                                                        617,861
Freddie Mac Reference REMIC                                                       10,749
Freddie Mac REMICS                                                               162,769
Freddie Mac Strips                                                               174,244
Ginnie Mae I Pool                                                                845,877
Ginnie Mae II Pool                                                               702,535
GNMA Callable Pass Through Securities                                             13,617
Government National Mortgage Association                                         326,180
United States Treasury Inflation Indexed Bonds                                    74,398
United States Treasury Note/Bond                                                  99,704
United States Treasury Strip Coupon                                              529,909
United States Treasury Strip Principal                                            70,440
----------------------------------------------------------------------------------------

Total market value of collateral securities                                  $10,200,000
----------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                           VALUE(a)
----------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $1,205,553
Government National Mortgage Association                                       5,684,737
----------------------------------------------------------------------------------------

Total market value of collateral securities                                   $6,890,290
----------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                                                           VALUE(a)
----------------------------------------------------------------------------------------
Federal Farm Credit Bank                                                        $148,352
Federal Home Loan Bank Discount Notes                                          1,525,880
Federal Home Loan Banks                                                          775,066
Federal Home Loan Mortgage Corp                                                  131,928
Ginnie Mae II Pool                                                               346,953
United States Treasury Note/Bond                                               2,171,822
----------------------------------------------------------------------------------------

Total market value of collateral securities                                   $5,100,001
----------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
210  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  211

PORTFOLIO OF INVESTMENTS (continued)  ------------------------------------------
Seligman VP - Smaller-Cap Value Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                              -----------------------------------------------------------------
                                                    LEVEL 1            LEVEL 2
                                                 QUOTED PRICES          OTHER          LEVEL 3
                                                   IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $71,626,753                $--         $--        $71,626,753
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            71,626,753                 --          --         71,626,753
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                      41,435                 --          --             41,435
  Investments of Cash Collateral Received
    for Securities on Loan                                 --         21,755,186          --         21,755,186
---------------------------------------------------------------------------------------------------------------
Total Other                                            41,435         21,755,186          --         21,796,621
---------------------------------------------------------------------------------------------------------------
Total                                             $71,668,188        $21,755,186         $--        $93,423,374
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
212  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - Emerging Markets Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.4%)(c)
ISSUER                                                 SHARES                VALUE(a)
BRAZIL (21.0%)
Anhanguera Educacional Participacoes Unit SA            776,100           $11,611,182
Banco Santander Brasil SA, ADR                          999,798            10,327,913
BM&FBovespa SA                                          866,400             5,616,934
Cyrela Brazil Realty SA Empreendimentos e
 Participacoes                                          785,100             8,544,004
Itau Unibanco Holding SA                                457,800             8,254,453
Itau Unibanco Holding SA, ADR                         1,555,255            28,010,144
Localiza Rent A Car SA                                  616,352             7,093,495
Lojas Renner SA                                       1,122,700            30,737,855
MRV Engenharia e Participacoes SA                       669,000             4,726,409
OGX Petroleo e Gas Participacoes SA                   1,415,200(b)         13,150,609
Petroleo Brasileiro SA, ADR                             702,055            24,094,528
Vale SA, ADR                                            983,615            23,951,025
                                                                      ---------------
Total                                                                     176,118,551
-------------------------------------------------------------------------------------

CHINA (10.4%)
Bank of China Ltd., Series H                         17,326,000(f)          8,741,799
China Construction Bank Corp., Series H              13,652,000(f)         10,991,033
China Life Insurance Co., Ltd., Series H              2,595,000(f)         11,349,551
China Merchants Bank Co., Ltd., Series H              3,729,500             8,922,886
China Petroleum & Chemical Corp., Series H            4,230,000(f)          3,412,351
China Shenhua Energy Co., Ltd., Series H                938,500             3,386,136
CNOOC Ltd., ADR                                          55,501             9,444,604
Industrial & Commercial Bank of China, Series
 H                                                   16,992,000            12,351,829
PetroChina Co., Ltd., Series H                        5,838,000             6,457,788
Tencent Holdings Ltd.                                   272,600(f)          4,516,638
Tingyi Cayman Islands Holding Corp.                   1,824,000             4,472,401
ZTE Corp., Series H                                     998,400(f)          3,031,774
                                                                      ---------------
Total                                                                      87,078,790
-------------------------------------------------------------------------------------

EGYPT (0.5%)
Orascom Construction Industries, GDR                     99,323(d,e)        3,804,878
-------------------------------------------------------------------------------------

HONG KONG (1.6%)
China Overseas Land & Investment Ltd.                 3,501,920(f)          6,525,756
Hengan International Group Co., Ltd.                    812,000             6,575,712
                                                                      ---------------
Total                                                                      13,101,468
-------------------------------------------------------------------------------------

HUNGARY (1.5%)
OTP Bank PLC                                            618,789(b,f)       12,491,232
-------------------------------------------------------------------------------------

INDIA (6.9%)
Bharat Heavy Electricals Ltd.                           176,783             9,314,847
Cairn India Ltd.                                        808,023(b)          5,232,614
Housing Development Finance Corp.                       150,729             9,499,673
Infosys Technologies Ltd.                               176,937            10,557,460
Larsen & Toubro Ltd.                                    112,175             4,339,006
Reliance Industries Ltd.                                396,424             9,226,914
State Bank of India                                     198,834             9,773,250
                                                                      ---------------
Total                                                                      57,943,764
-------------------------------------------------------------------------------------

INDONESIA (2.8%)
Astra International Tbk PT                            1,493,000             7,888,247
Bank Central Asia Tbk PT                              8,134,500             5,292,720
Perusahaan Gas Negara PT                              9,975,500             4,228,818
Semen Gresik Persero Tbk PT                           6,181,500             5,926,553
                                                                      ---------------
Total                                                                      23,336,338
-------------------------------------------------------------------------------------

ISRAEL (0.6%)
Israel Chemicals Ltd.                                   466,330             4,861,079
-------------------------------------------------------------------------------------

LUXEMBOURG (2.1%)
Evraz Group SA, GDR                                     297,842(b,d,e)      6,946,587
Ternium SA, ADR                                         321,143            10,572,028
                                                                      ---------------
Total                                                                      17,518,615
-------------------------------------------------------------------------------------

MALAYSIA (0.6%)
CIMB Group Holdings Bhd                               2,444,700             5,269,313
-------------------------------------------------------------------------------------

MEXICO (6.7%)
America Movil SAB de CV, ADR, Series L                  348,824            16,569,140
Bolsa Mexicana de Valores SAB de CV                   5,685,400             8,935,035
Grupo Financiero Banorte SAB de CV, Series O          2,031,900             7,700,341
Grupo Mexico SAB de CV, Series B                      2,372,900             5,634,162
Grupo Modelo SAB de CV, Series C                      2,124,400            10,515,449
Wal-Mart de Mexico SAB de CV, Series V                3,058,500             6,777,112
                                                                      ---------------
Total                                                                      56,131,239
-------------------------------------------------------------------------------------

NETHERLANDS (1.1%)
VimpelCom Ltd., ADR                                     587,089(b)          9,499,100
-------------------------------------------------------------------------------------

PANAMA (1.6%)
Copa Holdings SA, Class A                               292,355            12,927,938
-------------------------------------------------------------------------------------

POLAND (1.0%)
Bank Pekao SA                                           111,123             5,072,096
Powszechna Kasa Oszczednosci Bank Polski SA             337,806             3,606,315
                                                                      ---------------
Total                                                                       8,678,411
-------------------------------------------------------------------------------------

RUSSIA (8.9%)
Centerenergyholding JSC                                  10,461(b)                194
CTC Media, Inc.                                         426,722             6,161,865
Eurasia Drilling Co., Ltd., GDR                         309,507(d,e)        5,973,485
Intergeneration JSC                                      29,083(b)                 81
LSR Group                                               482,874(b,d,e)      3,630,136
Lukoil OAO, ADR                                          60,811             3,116,819
Mechel, ADR                                             151,648             2,750,895
MMC Norilsk Nickel, ADR                                 624,875(f)          9,029,443
Novolipetsk Steel OJSC, GDR                             139,460(d,e)        3,572,597
OGK-3 OJSC                                           60,402,202(b)          3,253,384
Rosneft Oil Co., GDR                                    535,470(d)          3,265,413
Sberbank of Russian Federation                        8,775,191            21,082,826
Sibenergyholding JSC                                      7,992(b)                 74
X5 Retail Group NV, GDR                                 388,139(b,d,e)     13,025,598
                                                                      ---------------
Total                                                                      74,862,810
-------------------------------------------------------------------------------------

SOUTH AFRICA (6.5%)
Impala Platinum Holdings Ltd.                           224,495             5,229,819
Massmart Holdings Ltd.                                  435,660             6,683,426
MTN Group Ltd.                                          566,095             7,425,728
Murray & Roberts Holdings Ltd.                        1,310,495             6,601,559
Naspers Ltd., Series N                                  170,312             5,740,725
Shoprite Holdings Ltd.                                  496,624             5,344,187
Standard Bank Group Ltd.                                905,513            12,019,361
Truworths International Ltd.                            792,940             5,524,324
                                                                      ---------------
Total                                                                      54,569,129
-------------------------------------------------------------------------------------

SOUTH KOREA (9.8%)
Hyundai Engineering & Construction Co., Ltd.             69,169             3,181,357
Hyundai Mobis                                            33,318             5,590,144
Hyundai Motor Co.                                        57,460             6,725,607
KB Financial Group, Inc.                                103,124             3,954,167
LG Display Co., Ltd.                                    125,190             4,118,891
LG Electronics, Inc.                                     27,702             2,107,286


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  213

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOUTH KOREA (CONT.)
LG Household & Health Care Ltd.                          41,425           $11,768,615
POSCO                                                    21,247             8,053,454
Samsung Electronics Co., Ltd.                            39,430            23,604,489
Samsung Heavy Industries Co., Ltd.                      220,040             4,121,751
Shinhan Financial Group Co., Ltd.                       232,670             8,567,286
                                                                      ---------------
Total                                                                      81,793,047
-------------------------------------------------------------------------------------

TAIWAN (9.7%)
Acer, Inc.                                            3,028,000             7,030,666
Cathay Financial Holding Co., Ltd.                    2,400,000(b)          3,552,222
Delta Electronics, Inc.                               3,480,000            11,114,060
Hon Hai Precision Industry Co., Ltd.                  3,061,145(b)         10,735,020
MediaTek, Inc.                                          407,540             5,691,098
Siliconware Precision Industries Co.                  3,815,000             4,112,880
Synnex Technology International Corp.                 2,317,900             5,018,931
Taiwan Semiconductor Manufacturing Co., Ltd.          6,226,838            11,643,850
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                    380,417             3,712,870
Tripod Technology Corp.                               2,817,161            10,422,194
U-Ming Marine Transport Corp.                         2,310,000             4,404,900
Yuanta Financial Holding Co., Ltd.                    6,825,000             3,644,980
                                                                      ---------------
Total                                                                      81,083,671
-------------------------------------------------------------------------------------

THAILAND (1.7%)
Bangkok Bank PCL                                      2,662,632            10,198,761
Siam Commercial Bank PCL                              1,764,000             4,396,971
                                                                      ---------------
Total                                                                      14,595,732
-------------------------------------------------------------------------------------

TURKEY (1.1%)
BIM Birlesik Magazalar AS                               188,638             5,232,016
Koc Holding AS                                        1,231,172             4,167,342
                                                                      ---------------
Total                                                                       9,399,358
-------------------------------------------------------------------------------------

UNITED KINGDOM (0.6%)
Antofagasta PLC                                         469,542             5,460,760
-------------------------------------------------------------------------------------

UNITED STATES (0.7%)
Southern Copper Corp.                                   213,182             5,657,850
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $738,174,421)                                                     $816,183,073
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term
 Cash Fund, 0.276%                                   16,916,337(g)        $16,916,337
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,916,337)                                                       $16,916,337
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (3.6%)
                                   EFFECTIVE           AMOUNT                VALUE(a)
ISSUER                               YIELD            PAYABLE             AT MATURITY
REPURCHASE AGREEMENTS(H)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090%          $10,000,000          $10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,255,900                         0.030            10,255,892           10,255,892
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,021                          0.150             5,000,000            5,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210             5,000,000            5,000,000
                                                                      ---------------
Total                                                                      30,255,892
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $30,255,892)                                                       $30,255,892
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $785,346,650)(i)                                                  $863,355,302
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:


                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS          VALUE(A)
----------------------------------------------------------------------------------------------------
Airlines                                                                  1.5%           $12,927,938
Auto Components                                                           0.7              5,590,144
Automobiles                                                               1.7             14,613,854
Beverages                                                                 1.3             10,515,449
Capital Markets                                                           0.4              3,644,980
Chemicals                                                                 0.6              4,861,079
Commercial Banks                                                         23.6            197,024,696
Communications Equipment                                                  0.4              3,031,774
Computers & Peripherals                                                   0.8              7,030,666
Construction & Engineering                                                2.1             17,926,800
Construction Materials                                                    1.1              9,556,689
Diversified Consumer Services                                             1.4             11,611,182
Diversified Financial Services                                            1.7             14,551,969
Electric Utilities                                                        0.4              3,253,733
Electrical Equipment                                                      1.1              9,314,847
Electronic Equipment, Instruments & Components                            4.9             41,409,096
Energy Equipment & Services                                               0.7              5,973,485


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
214  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                    PERCENTAGE OF
INDUSTRY                                                              NET ASSETS          VALUE(A)
----------------------------------------------------------------------------------------------------
Food & Staples Retailing                                                  4.4%           $37,062,339
Food Products                                                             0.5              4,472,401
Gas Utilities                                                             0.5              4,228,818
Household Durables                                                        1.8             15,377,699
Household Products                                                        1.4             11,768,615
Industrial Conglomerates                                                  0.5              4,167,342
Insurance                                                                 1.8             14,901,773
Internet Software & Services                                              0.5              4,516,638
IT Services                                                               1.3             10,557,460
Machinery                                                                 0.5              4,121,751
Marine                                                                    0.5              4,404,900
Media                                                                     1.4             11,902,590
Metals & Mining                                                          10.5             86,858,621
Multiline Retail                                                          3.7             30,737,855
Oil, Gas & Consumable Fuels                                               9.7             80,787,776
Personal Products                                                         0.8              6,575,712
Real Estate Management & Development                                      0.8              6,525,756
Road & Rail                                                               0.8              7,093,495
Semiconductors & Semiconductor Equipment                                  5.9             48,765,186
Specialty Retail                                                          0.7              5,524,324
Thrifts & Mortgage Finance                                                1.1              9,499,673
Wireless Telecommunication Services                                       4.0             33,493,968
Other(1)                                                                  5.6             47,172,229
----------------------------------------------------------------------------------------------------
Total                                                                                   $863,355,302
----------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $40,218,694 or 4.80% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $36,953,281, representing 4.41% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                                ACQUISITION
     SECURITY                                      DATES                 COST
     ---------------------------------------------------------------------------
     Eurasia Drilling Co., Ltd., GDR      11-02-07 thru 04-15-10      $7,036,895
     Evraz Group SA, GDR                  05-14-09 thru 04-07-10       8,731,039
     LSR Group                                   04-30-10              4,104,429
     Novolipetsk Steel OJSC, GDR          04-01-10 thru 04-06-10       5,038,934
     Orascom Construction Industries,
       GDR                                11-23-09 thru 11-25-09       4,392,258
     X5 Retail Group NV, GDR              01-28-09 thru 06-23-10       7,657,771


(f) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  215

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Discount Notes                                                      $12,160
Fannie Mae Interest Strip                                                      125,774
Fannie Mae Pool                                                              2,020,455
Fannie Mae Principal Strip                                                       2,053
Fannie Mae REMICS                                                            1,457,272
Federal Farm Credit Bank                                                       638,254
Federal Home Loan Banks                                                        877,662
Federal Home Loan Mortgage Corp                                                629,350
Federal National Mortgage Association                                          309,893
FHLMC Structured Pass Through Securities                                       296,090
Freddie Mac Discount Notes                                                      45,687
Freddie Mac Gold Pool                                                          157,067
Freddie Mac Non Gold Pool                                                      617,861
Freddie Mac Reference REMIC                                                     10,749
Freddie Mac REMICS                                                             162,769
Freddie Mac Strips                                                             174,244
Ginnie Mae I Pool                                                              845,877
Ginnie Mae II Pool                                                             702,535
GNMA Callable Pass Through Securities                                           13,617
Government National Mortgage Association                                       326,180
United States Treasury Inflation Indexed Bonds                                  74,398
United States Treasury Note/Bond                                                99,704
United States Treasury Strip Coupon                                            529,909
United States Treasury Strip Principal                                          70,440
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,830,301
Government National Mortgage Association                                     8,630,709
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,461,010
--------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal Farm Credit Bank                                                      $148,352
Federal Home Loan Bank Discount Notes                                        1,525,880
Federal Home Loan Banks                                                        775,066
Federal Home Loan Mortgage Corp                                                131,928
Ginnie Mae II Pool                                                             346,953
United States Treasury Note/Bond                                             2,171,822
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,001
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
216  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,845,609
Fannie Mae REMICS                                                              428,017
Federal Farm Credit Bank                                                        68,071
Federal Home Loan Banks                                                        127,711
Federal Home Loan Mortgage Corp                                                 72,139
Federal National Mortgage Association                                           87,395
Freddie Mac Gold Pool                                                        1,273,797
Freddie Mac Non Gold Pool                                                      106,838
Freddie Mac REMICS                                                             267,760
Ginnie Mae I Pool                                                              133,911
Ginnie Mae II Pool                                                              83,625
United States Treasury Bill                                                    450,845
United States Treasury Note/Bond                                               146,703
United States Treasury Strip Coupon                                              7,579
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,100,000
--------------------------------------------------------------------------------------



(i) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $785,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                   $126,967,000
     Unrealized depreciation                                                    (48,959,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $78,008,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  217

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - Emerging Markets Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level with the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS      INPUTS(b)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Auto Components                                       $--        $5,590,144         $--          $5,590,144
    Automobiles                                            --        14,613,854          --          14,613,854
    Beverages                                              --        10,515,449          --          10,515,449
    Capital Markets                                        --         3,644,980          --           3,644,980
    Chemicals                                              --         4,861,079          --           4,861,079
    Commercial Banks                               38,338,056       158,686,641          --         197,024,697
    Communications Equipment                               --         3,031,774          --           3,031,774
    Computers & Peripherals                                --         7,030,666          --           7,030,666
    Construction & Engineering                             --        17,926,800          --          17,926,800
    Construction Materials                                 --         9,556,689          --           9,556,689
    Diversified Consumer Services                          --        11,611,182          --          11,611,182
    Diversified Financial Services                         --        14,551,969          --          14,551,969


--------------------------------------------------------------------------------
218  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS      INPUTS(b)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
    Electric Utilities                                   $349        $3,253,383         $--          $3,253,732
    Electrical Equipment                                   --         9,314,847          --           9,314,847
    Electronic Equipment, Instruments &
     Components                                            --        41,409,096          --          41,409,096
    Energy Equipment & Services                            --         5,973,485          --           5,973,485
    Food & Staples Retailing                               --        37,062,339          --          37,062,339
    Food Products                                          --         4,472,401          --           4,472,401
    Gas Utilities                                          --         4,228,818          --           4,228,818
    Household Durables                                     --        15,377,699          --          15,377,699
    Household Products                                     --        11,768,615          --          11,768,615
    Industrial Conglomerates                               --         4,167,342          --           4,167,342
    Insurance                                              --        14,901,773          --          14,901,773
    Internet Software & Services                           --         4,516,638          --           4,516,638
    IT Services                                            --        10,557,460          --          10,557,460
    Machinery                                              --         4,121,751          --           4,121,751
    Marine                                                 --         4,404,900          --           4,404,900
    Media                                           6,161,866         5,740,725          --          11,902,591
    Metals & Mining                                51,961,242        34,897,379          --          86,858,621
    Multiline Retail                                       --        30,737,855          --          30,737,855
    Oil, Gas & Consumable Fuels                    33,539,133        47,248,643          --          80,787,776
    Personal Products                                      --         6,575,712          --           6,575,712
    Real Estate Management & Development                   --         6,525,756          --           6,525,756
    Road & Rail                                            --         7,093,495          --           7,093,495
    Semiconductors & Semiconductor
     Equipment                                      3,712,870        45,052,316          --          48,765,186
    Specialty Retail                                       --         5,524,324          --           5,524,324
    Thrifts & Mortgage Finance                             --         9,499,673          --           9,499,673
    Wireless Telecommunication Services            26,068,240         7,425,728          --          33,493,968
    All Other Industries                           12,927,937                --          --          12,927,937
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                           172,709,693       643,473,380          --         816,183,073
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  16,916,337                --          --          16,916,337
  Investments of Cash Collateral Received
    for Securities on Loan                                 --        30,255,892          --          30,255,892
---------------------------------------------------------------------------------------------------------------
Total Other                                        16,916,337        30,255,892          --          47,172,229
---------------------------------------------------------------------------------------------------------------
Total                                            $189,626,030      $673,729,272         $--        $863,355,302
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  219

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
Threadneedle VP - International Opportunity Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.6%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (4.1%)
Australia & New Zealand Banking Group Ltd.             201,231             $3,612,026
BHP Billiton Ltd.                                      139,232              4,328,616
CSL Ltd.                                                95,226(d)           2,598,299
Macquarie Group Ltd.                                    74,534(d)           2,289,418
Newcrest Mining Ltd.                                    99,833(d)           2,910,877
Rio Tinto Ltd.                                          51,968(d)           2,856,081
                                                                      ---------------
Total                                                                      18,595,317
-------------------------------------------------------------------------------------

BELGIUM (2.4%)
Anheuser-Busch InBev NV                                106,589              5,124,307
Colruyt SA                                              25,194              5,925,922
                                                                      ---------------
Total                                                                      11,050,229
-------------------------------------------------------------------------------------

BRAZIL (2.0%)
Itau Unibanco Holding SA, ADR                          179,482              3,232,471
Lojas Renner SA                                         98,800              2,704,997
MRV Engenharia e Participacoes SA                      226,800              1,602,316
OGX Petroleo e Gas Participacoes SA                    162,600(b)           1,510,945
                                                                      ---------------
Total                                                                       9,050,729
-------------------------------------------------------------------------------------

CANADA (1.7%)
Canadian Pacific Railway Ltd.                           75,000              4,020,198
CGI Group, Inc. Class A                                250,000(b)           3,720,056
                                                                      ---------------
Total                                                                       7,740,254
-------------------------------------------------------------------------------------

CHINA (2.6%)
China Life Insurance Co., Ltd., Series H               656,000(d)           2,869,097
China National Building Material Co., Ltd.,
 Series H                                            1,196,000(d)           1,898,835
China Shenhua Energy Co., Ltd., Series H               567,000              2,045,753
Industrial & Commercial Bank of China, Series
 H                                                   6,986,000              5,078,264
                                                                      ---------------
Total                                                                      11,891,949
-------------------------------------------------------------------------------------

DENMARK (0.8%)
Novo Nordisk A/S, Series B                              45,702              3,692,420
-------------------------------------------------------------------------------------

FINLAND (0.7%)
Outotec OYJ                                            108,070(d)           3,360,695
-------------------------------------------------------------------------------------

FRANCE (9.8%)
Accor SA                                                91,297(d)           4,226,106
Air Liquide SA                                          33,640              3,396,771
BNP Paribas                                             97,448              5,242,137
Cie Generale Des Etablissements Michelin,
 Series B                                               40,472              2,819,429
Legrand SA                                             150,449              4,458,925
LVMH Moet Hennessy Louis Vuitton SA                     58,664              6,384,377
Pernod-Ricard SA                                        46,883(d)           3,636,042
Publicis Groupe SA                                      88,199(d)           3,517,807
Safran SA                                              190,199              5,305,001
Sanofi-Aventis SA                                       53,326              3,211,288
VINCI SA                                                79,786              3,312,441
                                                                      ---------------
Total                                                                      45,510,324
-------------------------------------------------------------------------------------

GERMANY (7.9%)
BMW AG                                                  75,685              3,683,407
Fresenius Medical Care AG & Co. KGaA                   165,695              8,940,921
Linde AG                                                35,924              3,776,501
MAN SE                                                  43,872              3,613,260
SAP AG                                                  89,248              3,964,879
Siemens AG                                              40,965              3,671,368
ThyssenKrupp AG                                        100,489              2,485,188
Volkswagen AG                                           68,047              5,986,108
                                                                      ---------------
Total                                                                      36,121,632
-------------------------------------------------------------------------------------

HONG KONG (3.9%)
China Overseas Land & Investment Ltd.                2,030,740(d)           3,784,242
Hong Kong Exchanges and Clearing Ltd.                  227,300              3,545,398
Li & Fung Ltd.                                       1,702,000              7,615,393
Sun Hung Kai Properties Ltd.                           202,000              2,762,796
                                                                      ---------------
Total                                                                      17,707,829
-------------------------------------------------------------------------------------

HUNGARY (0.2%)
OTP Bank PLC                                            41,108(b,d)           829,830
-------------------------------------------------------------------------------------

INDONESIA (0.9%)
Bank Mandiri Tbk PT                                  6,141,000              4,024,001
-------------------------------------------------------------------------------------

IRELAND (0.7%)
Shire PLC                                              151,698              3,110,721
-------------------------------------------------------------------------------------

ISRAEL (0.9%)
Teva Pharmaceutical Industries Ltd., ADR                77,641              4,036,556
-------------------------------------------------------------------------------------

ITALY (0.6%)
Saipem SpA                                              85,140              2,592,896
-------------------------------------------------------------------------------------

JAPAN (15.7%)
Asahi Breweries Ltd.                                    66,600(d)           1,128,720
Asahi Kasei Corp.                                       81,000                423,340
Benesse Holdings, Inc.                                   9,400                428,085
Bridgestone Corp.                                       40,400(d)             639,065
Canon, Inc.                                             58,950              2,197,904
Capcom Co., Ltd.                                        26,600                429,102
Central Japan Railway Co.                                  113                933,393
Chubu Electric Power Co., Inc.                          25,500                633,069
Daiichi Sankyo Co., Ltd.                                29,800                532,614
Daito Trust Construction Co., Ltd.                      13,600                770,454
Denso Corp.                                             30,500                843,321
Don Quijote Co., Ltd.                                   33,200(d)             890,490
Doutor Nichires Holdings Co., Ltd.                      58,100                781,176
East Japan Railway Co.                                  11,700                779,360
Fanuc Ltd.                                              10,200              1,152,267
Fast Retailing Co., Ltd.                                 2,500                378,436
Goldcrest Co., Ltd.                                     21,770                376,404
Hankyu Hanshin Holdings, Inc.                          187,000                825,540
Hisamitsu Pharmaceutical Co., Inc.                      14,300(d)             567,443
Hogy Medical Co., Ltd.                                  12,300                597,505
Honda Motor Co., Ltd.                                   72,800              2,139,190
Hoya Corp.                                              31,400                668,384
J Front Retailing Co., Ltd.                             77,000                370,730
Jafco Co., Ltd.                                         33,800                747,996
JFE Holdings, Inc.                                      25,600                792,301
Kandenko Co., Ltd.                                      66,000                390,724
Kawasaki Kisen Kaisha Ltd.                             185,000(b)             752,569
KDDI Corp.                                                 100                476,857
Kirin Holdings Co., Ltd.                                24,000                302,270
Komatsu Ltd.                                            51,200                922,279
Kyocera Corp.                                            8,600                696,499
Makita Corp.                                            21,900                586,276
Minebea Co., Ltd.                                       53,000                293,717
Miraca Holdings, Inc.                                   10,900                326,388
Mitsubishi Corp.                                        35,800                740,939
Mitsubishi Electric Corp.                              159,000              1,241,473
Mitsubishi Estate Co., Ltd.                             49,000                682,432
Mitsubishi UFJ Financial Group, Inc.                   458,000              2,080,468
Mitsubishi UFJ Lease & Finance Co., Ltd.                14,080                475,139
Mitsui & Co., Ltd.                                      58,600                683,886
Mitsui Fudosan Co., Ltd.                                21,000                292,404
Mizuho Financial Group, Inc.                           180,700(d)             296,612
Mori Seiki Co., Ltd.                                    27,500                276,768
Murata Manufacturing Co., Ltd.                           8,400                400,739
Nichirei Corp.                                          99,000                416,170
Nidec Corp.                                              3,900(d)             326,626
Nidec Sankyo Corp.                                      51,000                384,046
Nintendo Co., Ltd.                                       5,500              1,615,491
Nippon Building Fund, Inc.                                  20                158,753
Nippon Electric Glass Co., Ltd.                         61,000                699,003
Nippon Telegraph & Telephone Corp.                      19,300                786,514
Nissan Motor Co., Ltd.                                 103,900(b)             724,312
Nitori Co., Ltd.                                         6,300                543,269
Nomura Holdings, Inc.                                   60,800                332,311
NSK Ltd.                                               102,000(d)             708,684
NTT DoCoMo, Inc.                                         1,087              1,646,685
ORIX Corp.                                               3,910(d)             283,371
Osaka Gas Co., Ltd.                                    175,000                631,468
Panasonic Corp.                                         44,600                557,134
Rinnai Corp.                                            15,000                770,252
Rohm Co., Ltd.                                           6,900                414,503
Santen Pharmaceutical Co., Ltd.                         40,800              1,470,665
Sanwa Holdings Corp.                                   101,000                304,663
Secom Co., Ltd.                                         17,800                790,741
Sekisui Chemical Co., Ltd.                              48,000                299,534
Seven & I Holdings Co., Ltd.                            45,700              1,047,461


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
220  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Shin-Etsu Chemical Co., Ltd.                            14,900               $693,053
Shionogi & Co., Ltd.                                    32,700                678,196
Shiseido Co., Ltd.                                      45,600(d)           1,005,481
Softbank Corp.                                          14,400(d)             382,086
Sony Corp.                                              51,100              1,363,531
Sumitomo Corp.                                          49,900                498,549
Sumitomo Electric Industries Ltd.                       25,000                291,464
Sumitomo Metal Industries Ltd.                         361,000                816,558
Sumitomo Metal Mining Co., Ltd.                         30,000                374,400
Sumitomo Mitsui Financial Group, Inc.                   55,700              1,577,066
Suzuki Motor Corp.                                      18,200                357,324
T&D Holdings, Inc.                                      10,150                217,117
Taisho Pharmaceutical Co., Ltd.                         41,000                809,126
Takeda Pharmaceutical Co., Ltd.                          8,600                369,539
Terumo Corp.                                            15,200(d)             728,211
The Bank of Kyoto Ltd.                                  98,000                807,091
The Chiba Bank Ltd.                                     48,000                289,896
The Gunma Bank Ltd.                                    150,000                795,750
The Kansai Electric Power Co., Inc.                     29,600                722,177
The Shizuoka Bank Ltd.                                  52,000                453,363
The Tokyo Electric Power Co., Inc.                      53,800              1,464,125
THK Co., Ltd.                                           13,200                273,203
Tokio Marine Holdings, Inc.                             39,300              1,033,600
Tokyo Electron Ltd.                                     12,900                695,162
Tokyo Gas Co., Ltd.                                    257,000              1,173,706
Tokyo Steel Manufacturing Co., Ltd.                     56,200                649,946
Tokyu Corp.                                            149,000                606,699
Toshiba Corp.                                           79,000(b)             391,487
Toyota Motor Corp.                                      88,300              3,035,070
Ushio, Inc.                                             38,300                590,271
Yahoo! Japan Corp.                                       1,835(d)             731,675
Yamada Denki Co., Ltd.                                  18,360              1,200,114
Yamatake Corp.                                          17,400                404,844
                                                                      ---------------
Total                                                                      72,336,264
-------------------------------------------------------------------------------------

MEXICO (0.5%)
Grupo Modelo SAB de CV, Series C                       394,500              1,952,714
Wal-Mart de Mexico SAB de CV, Series V                 233,200                516,731
                                                                      ---------------
Total                                                                       2,469,445
-------------------------------------------------------------------------------------

NETHERLANDS (2.0%)
ASML Holding NV                                        101,607              2,795,868
ING Groep NV                                           446,721(b)           3,305,560
Koninklijke Philips Electronics NV                      99,012              2,956,341
                                                                      ---------------
Total                                                                       9,057,769
-------------------------------------------------------------------------------------

NORWAY (0.6%)
DnB NOR ASA                                            295,511              2,843,049
-------------------------------------------------------------------------------------

SINGAPORE (0.9%)
DBS Group Holdings Ltd.                                423,000              4,106,048
-------------------------------------------------------------------------------------

SOUTH KOREA (1.5%)
Samsung Electronics Co., Ltd.                            6,429              4,033,730
Shinhan Financial Group Co., Ltd.                       75,890              2,794,393
                                                                      ---------------
Total                                                                       6,828,123
-------------------------------------------------------------------------------------

SPAIN (1.8%)
Amadeus IT Holding SA, Series A                        315,360(b)           5,012,679
Inditex SA                                              54,576              3,111,617
                                                                      ---------------
Total                                                                       8,124,296
-------------------------------------------------------------------------------------

SWEDEN (2.8%)
Assa Abloy AB, Series B                                151,028              3,019,532
Atlas Copco AB, Series A                               261,676(d)           3,826,886
Swedish Match AB                                       275,273              6,016,936
                                                                      ---------------
Total                                                                      12,863,354
-------------------------------------------------------------------------------------

SWITZERLAND (9.6%)
Credit Suisse Group AG                                 190,176              7,151,088
Nestle SA                                              315,727             15,226,107
Roche Holding AG                                        62,341              8,581,916
SGS SA                                                   2,280              3,077,635
Sonova Holding AG                                       21,328              2,617,685
Syngenta AG                                             13,271              3,066,241
The Swatch Group AG                                     82,592(d)           4,221,322
                                                                      ---------------
Total                                                                      43,941,994
-------------------------------------------------------------------------------------

TAIWAN (2.6%)
Advanced Semiconductor Engineering, Inc.             2,930,000              2,308,104
Hon Hai Precision Industry Co., Ltd.                 1,318,370(b)           4,623,345
MediaTek, Inc.                                         167,000              2,332,074
Taiwan Semiconductor Manufacturing Co., Ltd.         1,437,149              2,687,391
                                                                      ---------------
Total                                                                      11,950,914
-------------------------------------------------------------------------------------

UNITED KINGDOM (20.4%)
Admiral Group PLC                                      371,076              7,768,068
Aggreko PLC                                            327,256              6,867,263
ARM Holdings PLC                                       636,460              2,633,178
BG Group PLC                                           561,736              8,351,257
BP PLC                                                 571,343              2,734,016
British American Tobacco PLC                           146,251              4,639,531
Burberry Group PLC                                     575,431              6,496,084
Carnival PLC                                            67,383              2,181,753
HSBC Holdings PLC                                      847,678              7,741,028
IG Group Holdings PLC                                  396,587              2,476,725
Invensys PLC                                           775,516              2,775,201
Lonmin PLC                                              99,225(b)           2,071,033
Pearson PLC                                            303,137              3,985,190
Reckitt Benckiser Group PLC                             90,295              4,198,328
Rio Tinto PLC                                          206,677              9,072,452
Standard Chartered PLC                                 306,039              7,449,186
The Weir Group PLC                                     235,462              3,615,885
Tullow Oil PLC                                         436,007              6,483,137
Wm Morrison Supermarkets PLC                           640,890              2,531,486
                                                                      ---------------
Total                                                                      94,070,801
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $434,663,141)                                                     $447,907,439
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             6,816,611(e)          $6,816,611
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,816,611)                                                         $6,816,611
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (8.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(F)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $9,809,147                          0.030%          $9,809,139            $9,809,139
HSBC Securities, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,000                         0.000           10,000,000            10,000,000
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $21,000,088                         0.150           21,000,000            21,000,000
                                                                      ---------------
Total                                                                      40,809,139
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $40,809,139)                                                       $40,809,139
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $482,288,891)(g)                                                  $495,533,189
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  221

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:


                                                                   PERCENTAGE OF
INDUSTRY                                                             NET ASSETS          VALUE(A)
---------------------------------------------------------------------------------------------------
Aerospace & Defense                                                      1.2%            $5,305,001
Auto Components                                                          0.9              4,301,815
Automobiles                                                              3.5             15,925,411
Beverages                                                                2.6             12,144,053
Biotechnology                                                            0.6              2,598,299
Building Products                                                        0.7              3,324,195
Capital Markets                                                          2.3             10,520,813
Chemicals                                                                2.5             11,355,906
Commercial Banks                                                        11.6             53,252,679
Commercial Services & Supplies                                           1.7              7,658,004
Computers & Peripherals                                                  0.1                391,487
Construction & Engineering                                               1.5              7,063,860
Construction Materials                                                   0.4              1,898,835
Consumer Finance                                                         0.1                283,371
Distributors                                                             1.7              7,615,393
Diversified Consumer Services                                            0.1                428,085
Diversified Financial Services                                           2.1              9,802,822
Diversified Telecommunication Services                                   0.2                786,514
Electric Utilities                                                       0.6              2,819,371
Electrical Equipment                                                     1.5              6,908,759
Electronic Equipment, Instruments & Components                           1.7              7,876,860
Energy Equipment & Services                                              0.6              2,592,896
Food & Staples Retailing                                                 2.2             10,021,600
Food Products                                                            3.4             15,642,277
Gas Utilities                                                            0.4              1,805,174
Health Care Equipment & Supplies                                         0.9              3,943,401
Health Care Providers & Services                                         2.0              9,267,309
Hotels, Restaurants & Leisure                                            2.7             12,201,714
Household Durables                                                       1.0              4,592,767
Household Products                                                       0.9              4,198,328
Industrial Conglomerates                                                 1.6              7,453,249
Insurance                                                                2.6             11,887,882
Internet Software & Services                                             0.2                731,675
IT Services                                                              0.8              3,720,056
Machinery                                                                3.9             18,044,426
Marine                                                                   0.2                752,569
Media                                                                    1.6              7,502,997
Metals & Mining                                                          5.7             26,357,452
Multiline Retail                                                         0.9              3,966,217
Office Electronics                                                       0.5              2,197,904
Oil, Gas & Consumable Fuels                                              4.6             21,125,108
Personal Products                                                        0.2              1,005,481
Pharmaceuticals                                                          5.9             27,060,484
Professional Services                                                    0.7              3,077,635
Real Estate Investment Trusts (REITs)                                     --                158,753
Real Estate Management & Development                                     1.9              8,668,732
Road & Rail                                                              1.4              6,339,650
Semiconductors & Semiconductor Equipment                                 3.9             17,900,010
Software                                                                 1.3              6,009,472
Specialty Retail                                                         1.1              5,233,436
Textiles, Apparel & Luxury Goods                                         3.7             17,101,783
Tobacco                                                                  2.3             10,656,467
Trading Companies & Distributors                                         0.4              1,923,374


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
222  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                   PERCENTAGE OF
INDUSTRY                                                             NET ASSETS          VALUE(A)
---------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                                      0.5%            $2,505,628
Other(1)                                                                10.4             47,625,750
---------------------------------------------------------------------------------------------------
Total                                                                                  $495,533,189
---------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE (A)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $1,750,572
Government National Mortgage Association                                     8,254,750
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,005,322
--------------------------------------------------------------------------------------

HSBC SECURITIES, INC. (0.000%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Strip Coupon                                         $7,970,444
United States Treasury Strip Principal                                       2,229,558
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,200,002
--------------------------------------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Federal Farm Credit Bank                                                      $623,076
Federal Home Loan Bank Discount Notes                                        6,408,696
Federal Home Loan Banks                                                      3,255,279
Federal Home Loan Mortgage Corp                                                554,098
Ginnie Mae II Pool                                                           1,457,202
United States Treasury Note/Bond                                             9,121,651
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $21,420,002
--------------------------------------------------------------------------------------


(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $482,289,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $48,890,000
     Unrealized depreciation                                                    (35,646,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $13,244,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  223

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                             ------------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER           LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(b)         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                                 $--         $5,305,001          $--          $5,305,001
    Auto Components                                      --          4,301,815           --           4,301,815
    Automobiles                                          --         15,925,411           --          15,925,411
    Beverages                                            --         12,144,053           --          12,144,053
    Biotechnology                                        --          2,598,299           --           2,598,299
    Building Products                                    --          3,324,195           --           3,324,195
    Capital Markets                                      --         10,520,813           --          10,520,813
    Chemicals                                            --         11,355,906           --          11,355,906
    Commercial Banks                              3,232,471         50,020,208           --          53,252,679
    Commercial Services & Supplies                       --          7,658,004           --           7,658,004
    Computers & Peripherals                              --            391,487           --             391,487
    Construction & Engineering                           --          7,063,860           --           7,063,860


--------------------------------------------------------------------------------
224  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                 FAIR VALUE AT JUNE 30, 2010
                                             ------------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER           LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(b)         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
    Construction Materials                              $--         $1,898,835          $--          $1,898,835
    Consumer Finance                                     --            283,371           --             283,371
    Distributors                                         --          7,615,393           --           7,615,393
    Diversified Consumer Services                        --            428,085           --             428,085
    Diversified Financial Services                       --          9,802,822           --           9,802,822
    Diversified Telecommunication
     Services                                            --            786,514           --             786,514
    Electric Utilities                                   --          2,819,371           --           2,819,371
    Electrical Equipment                                 --          6,908,759           --           6,908,759
    Electronic Equipment, Instruments &
     Components                                          --          7,876,860           --           7,876,860
    Energy Equipment & Services                          --          2,592,896           --           2,592,896
    Food & Staples Retailing                             --         10,021,600           --          10,021,600
    Food Products                                        --         15,642,277           --          15,642,277
    Gas Utilities                                        --          1,805,174           --           1,805,174
    Health Care Equipment & Supplies                     --          3,943,401           --           3,943,401
    Health Care Providers & Services                     --          9,267,309           --           9,267,309
    Hotels, Restaurants & Leisure                        --         12,201,714           --          12,201,714
    Household Durables                                   --          4,592,767           --           4,592,767
    Household Products                                   --          4,198,328           --           4,198,328
    Industrial Conglomerates                             --          7,453,249           --           7,453,249
    Insurance                                            --         11,887,882           --          11,887,882
    Internet Software & Services                         --            731,675           --             731,675
    Machinery                                            --         18,044,426           --          18,044,426
    Marine                                               --            752,569           --             752,569
    Media                                                --          7,502,997           --           7,502,997
    Metals & Mining                                      --         26,357,452           --          26,357,452
    Multiline Retail                                     --          3,966,217           --           3,966,217
    Office Electronics                                   --          2,197,904           --           2,197,904
    Oil, Gas & Consumable Fuels                          --         21,125,108           --          21,125,108
    Personal Products                                    --          1,005,481           --           1,005,481
    Pharmaceuticals                               4,036,556         23,023,928           --          27,060,484
    Professional Services                                --          3,077,635           --           3,077,635
    Real Estate Investment Trusts (REITs)                --            158,753           --             158,753
    Real Estate Management & Development                 --          8,668,732           --           8,668,732
    Road & Rail                                   4,020,197          2,319,453           --           6,339,650
    Semiconductors & Semiconductor
     Equipment                                           --         17,900,010           --          17,900,010
    Software                                             --          6,009,472           --           6,009,472
    Specialty Retail                                     --          5,233,436           --           5,233,436
    Textiles, Apparel & Luxury Goods                     --         17,101,783           --          17,101,783
    Tobacco                                              --         10,656,467           --          10,656,467
    Trading Companies & Distributors                     --          1,923,374           --           1,923,374
    Wireless Telecommunication Services                  --          2,505,628           --           2,505,628
    All Other Industries                          3,720,056                 --           --           3,720,056
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                          15,009,280        432,898,159           --         447,907,439
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                 6,816,611                 --           --           6,816,611
  Investments of Cash Collateral Received
    for Securities on Loan                               --         40,809,139           --          40,809,139
---------------------------------------------------------------------------------------------------------------
Total Other                                       6,816,611         40,809,139           --          47,625,750
---------------------------------------------------------------------------------------------------------------
Total                                           $21,825,891       $473,707,298          $--        $495,533,189
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  225

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
Threadneedle VP - International Opportunity Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
226  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Davis New York Venture Fund
(formerly RiverSource Partners VP - Fundamental Value Fund)
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.0%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.2%)
United Parcel Service, Inc., Class B                    39,650             $2,255,689
-------------------------------------------------------------------------------------

AUTOMOBILES (1.1%)
Harley-Davidson, Inc.                                  552,670(f)          12,285,854
-------------------------------------------------------------------------------------

BEVERAGES (3.8%)
Diageo PLC, ADR                                        259,280(c,f)        16,267,227
Heineken Holding NV                                    355,503(c)          12,985,711
The Coca-Cola Co.                                      290,580             14,563,870
                                                                      ---------------
Total                                                                      43,816,808
-------------------------------------------------------------------------------------

CAPITAL MARKETS (5.1%)
GAM Holding Ltd.                                       581,840(b,c)         6,288,545
Julius Baer Group Ltd.                                 583,950(c)          16,652,243
The Bank of New York Mellon Corp.                    1,173,140             28,964,827
The Goldman Sachs Group, Inc.                           48,360              6,348,217
                                                                      ---------------
Total                                                                      58,253,832
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Monsanto Co.                                            95,670              4,421,867
Potash Corp. of Saskatchewan, Inc.                      27,236(c)           2,348,833
Praxair, Inc.                                           24,100              1,831,359
                                                                      ---------------
Total                                                                       8,602,059
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.6%)
Wells Fargo & Co.                                    2,061,730             52,780,288
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
Iron Mountain, Inc.                                    870,179(f)          19,544,220
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Hewlett-Packard Co.                                    415,770             17,994,526
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
Martin Marietta Materials, Inc.                         42,960(f)           3,643,438
Vulcan Materials Co.                                    80,040(f)           3,508,153
                                                                      ---------------
Total                                                                       7,151,591
-------------------------------------------------------------------------------------

CONSUMER FINANCE (4.5%)
American Express Co.                                 1,304,455(f)          51,786,864
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.3%)
Sealed Air Corp.                                     1,307,246(f)          25,778,891
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
H&R Block, Inc.                                         23,480(f)             368,401
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.8%)
JPMorgan Chase & Co.                                    32,320              1,183,235
Moody's Corp.                                          379,533(f)           7,560,298
                                                                      ---------------
Total                                                                       8,743,533
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB Ltd., ADR                                          292,250(b,c,f)       5,050,080
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.9%)
Agilent Technologies, Inc.                             357,362(b,f)        10,159,802
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.6%)
Schlumberger Ltd.                                        9,300                514,662
Transocean Ltd.                                        133,525(b,c,f)       6,186,213
                                                                      ---------------
Total                                                                       6,700,875
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (8.0%)
Costco Wholesale Corp.                               1,003,040             54,996,682
CVS Caremark Corp.                                   1,250,758             36,672,225
                                                                      ---------------
Total                                                                      91,668,907
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Mead Johnson Nutrition Co.                             100,960              5,060,115
Nestle SA                                               40,000(c)           1,929,022
The Hershey Co.                                         77,180(f)           3,699,237
Unilever NV                                            158,300(c)           4,324,756
                                                                      ---------------
Total                                                                      15,013,130
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.6%)
Baxter International, Inc.                             151,000              6,136,640
Becton Dickinson and Co.                               158,050(f)          10,687,341
CareFusion Corp.                                        61,750(b,f)         1,401,725
                                                                      ---------------
Total                                                                      18,225,706
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.7%)
Cardinal Health, Inc.                                   24,400                820,084
Express Scripts, Inc.                                  395,240(b,f)        18,584,185
                                                                      ---------------
Total                                                                      19,404,269
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.2%)
Hunter Douglas NV                                       49,010(c)           1,797,137
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.8%)
The Procter & Gamble Co.                               332,870             19,965,543
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Tyco International Ltd.                                243,012(c,f)         8,561,313
-------------------------------------------------------------------------------------

INSURANCE (11.2%)
Berkshire Hathaway, Inc., Class B                      581,566(b,f)        46,344,994
Fairfax Financial Holdings Ltd.                         17,880(c)           6,575,268
Loews Corp.                                            915,600(f)          30,498,636
Markel Corp.                                             3,277(b,f)         1,114,180
The Progressive Corp.                                1,642,331(f)          30,744,436
Transatlantic Holdings, Inc.                           262,575(f)          12,593,097
                                                                      ---------------
Total                                                                     127,870,611
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Amazon.com, Inc.                                         7,260(b,f)           793,228
Liberty Media Corp. -- Interactive, Class A            281,088(b,e)         2,951,424
                                                                      ---------------
Total                                                                       3,744,652
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.9%)
Google, Inc., Class A                                   21,790(b)           9,695,461
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Visa, Inc., Class A                                     46,480              3,288,460
-------------------------------------------------------------------------------------

MARINE (1.0%)
China Shipping Development Co., Ltd., Series
 H                                                   2,615,000(c)           3,289,345
Kuehne & Nagel International AG                         81,803(c)           8,421,878
                                                                      ---------------
Total                                                                      11,711,223
-------------------------------------------------------------------------------------

MEDIA (2.3%)
Grupo Televisa SA, ADR                                 290,310(c,f)         5,054,297
Liberty Media Corp. -- Starz, Series A                  23,002(b,e)         1,192,424
News Corp., Class A                                    784,140              9,378,314
The Walt Disney Co.                                    342,550(f)          10,790,325
                                                                      ---------------
Total                                                                      26,415,360
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
BHP Billiton PLC                                       217,780(c)           5,644,451
Rio Tinto PLC                                          118,359(c)           5,195,577
                                                                      ---------------
Total                                                                      10,840,028
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.9%)
Canadian Natural Resources Ltd.                        797,600(c)          26,504,248
China Coal Energy Co., Series H                      6,041,900(c)           7,548,826
ConocoPhillips                                           6,150                301,904
Devon Energy Corp.                                     583,350             35,537,681
EOG Resources, Inc.                                    498,780(f)          49,064,988
Occidental Petroleum Corp.                             718,090             55,400,643
OGX Petroleo e Gas Participacoes SA                    713,100(b,c)         6,626,413
                                                                      ---------------
Total                                                                     180,984,703
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Sino-Forest Corp.                                       34,500(b,c,d)         490,357
Sino-Forest Corp.                                      690,720(b,c)         9,817,373
                                                                      ---------------
Total                                                                      10,307,730
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Natura Cosmeticos SA                                    76,800(c)           1,702,222
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  227

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Davis New York Venture Fund
(formerly RiverSource Partners VP - Fundamental Value Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (7.6%)
Johnson & Johnson                                      513,950            $30,353,887
Merck & Co., Inc.                                    1,013,342             35,436,570
Pfizer, Inc.                                         1,422,020             20,278,005
                                                                      ---------------
Total                                                                      86,068,462
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Brookfield Asset Management, Inc., Class A             285,860(c)           6,466,153
Hang Lung Group Ltd.                                 1,491,000(c)           8,035,969
                                                                      ---------------
Total                                                                      14,502,122
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.6%)
Texas Instruments, Inc.                                806,765(f)          18,781,489
-------------------------------------------------------------------------------------

SOFTWARE (1.5%)
Activision Blizzard, Inc.                              546,400              5,731,736
Microsoft Corp.                                        504,848             11,616,552
                                                                      ---------------
Total                                                                      17,348,288
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.1%)
Bed Bath & Beyond, Inc.                                422,530(b)          15,667,412
CarMax, Inc.                                           429,805(b,f)         8,553,120
                                                                      ---------------
Total                                                                      24,220,532
-------------------------------------------------------------------------------------

TOBACCO (1.0%)
Philip Morris International, Inc.                      240,029             11,002,929
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.2%)
China Merchants Holdings International Co.,
 Ltd.                                                3,537,571(c,f)        11,679,462
COSCO Pacific Ltd.                                   1,280,394(c)           1,511,276
LLX Logistica SA                                       157,200(b,c)           641,970
                                                                      ---------------
Total                                                                      13,832,708
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
America Movil SAB de CV, ADR, Series L                  95,800(c,f)         4,550,500
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $993,591,808)                                                   $1,082,776,798
-------------------------------------------------------------------------------------





BONDS (0.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.7%)
Harley-Davidson, Inc.
 Senior Unsecured
 02-01-14                           15.000%          $6,000,000            $7,949,274
-------------------------------------------------------------------------------------

PAPER (0.1%)
Sino-Forest Corp.
 Convertible
 08-01-13                            5.000            1,340,000(c,d,g)      1,367,122
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,340,000)                                                         $9,316,396
-------------------------------------------------------------------------------------





MONEY MARKET FUND (5.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             62,105,382(h)        $62,105,382
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $62,105,382)                                                       $62,105,382
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (21.4%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (2.1%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $4,999,972            $4,999,972
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            4,997,667             4,997,667
Royal Park Investments Funding Corp.
 09-22-10                            0.601            4,992,833             4,992,833
Scaldis Capital LLC
 07-12-10                            0.410            4,998,178             4,998,178
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      23,988,311
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (9.7%)
Banque Federative du Credit Mutuel
 07-30-10                            0.530              998,662               998,662
Credit Agricole
 10-12-10                            0.420           13,000,000            13,000,000
Credit Industrial et Commercial
 08-18-10                            0.680            5,000,000             5,000,000
Deutsche Bank AG
 12-06-10                            0.531            6,000,000             6,000,000
Dexia Bank SA
 07-06-10                            0.650            4,000,035             4,000,035
DnB NOR
 07-01-10                            0.240            5,000,000             5,000,000
DZ Bank AG
 07-06-10                            0.500            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-07-10                            0.500            4,999,514             4,999,514
Landesbank Hessen Thuringen
 07-01-10                            0.300            5,000,000             5,000,000
National Bank of Canada
 07-01-10                            0.240            5,000,000             5,000,000
NyKredit Bank
 08-06-10                            0.460            5,000,000             5,000,000
Overseas Chinese Banking Corp.
 09-29-10                            0.590            3,000,000             3,000,000
Pohjola Bank PLC
 09-28-10                            0.730            4,990,690             4,990,690
Rabobank Group
 11-03-10                            0.411            9,000,000             9,000,000
Royal Bank of Scotland
 08-16-10                            0.540           15,000,000            15,000,000
State Development Bank of NorthRhine-Westphalia
 07-01-10                            0.250            5,000,000             5,000,000
Unicredit BK AG
 07-12-10                            0.420           12,000,000            12,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500            3,000,000             3,000,000
                                                                      ---------------
Total                                                                     110,988,901
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (9.6%)(i)
Banc of America Securities LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $20,000,083                         0.150           20,000,000            20,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $3,994,825                          0.030            3,994,822             3,994,822
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $15,005,375                         0.430           15,000,000            15,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $5,001,500                          0.360            5,000,000             5,000,000
Morgan Stanley
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $40,000,333                         0.300           40,000,000            40,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $25,000,146                         0.210           25,000,000            25,000,000
                                                                      ---------------
Total                                                                     108,994,822
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $243,972,034)                                                     $243,972,034
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,307,009,224)                                                 $1,398,170,610
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
228  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 17.86% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $1,857,479 or 0.16% of net assets.

(e) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(f) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $1,367,122, representing 0.12% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Sino-Forest Corp.
       5.00% Convertible 2013               07-17-08       $1,340,000


(h) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(i) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

BANC OF AMERICA SECURITIES LLC (0.150%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                            $20,400,000
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $20,400,000
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $712,929
Government National Mortgage Association                                     3,361,789
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $4,074,718
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $301,617
American Express Credit Account Master Trust                                   261,081
Banc of America Large Loan Inc                                                 188,020
Brazos Higher Education Authority                                               95,973
Capital Auto Receivables Asset Trust                                           176,274
Capital One Multi-Asset Execution Trust                                         99,021
Chase Issuance Trust                                                           125,291
Citibank Credit Card Issuance Trust                                            650,553
Citigroup Commercial Mortgage Trust                                            371,007
Citigroup/Deutsche Bank Commercial Mortgage Trust                              259,443


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  229

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Davis New York Venture Fund
(formerly RiverSource Partners VP - Fundamental Value Fund)

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
College Loan Corp Trust                                                        $90,635
Commercial Mortgage Asset Trust                                                 98,195
Commercial Mortgage Pass Through Certificates                                  374,573
Credit Suisse First Boston Mortgage Securities Corp                            231,065
Credit Suisse Mortgage Capital Certificates                                    561,652
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    82,938
DFR Middle Market CLO Ltd                                                      419,271
Discover Card Master Trust I                                                    83,009
Education Funding Capital Trust I                                              123,121
Fannie Mae Whole Loan                                                          184,317
First Union National Bank Commercial Mortgage                                  147,046
Ford Credit Auto Owner Trust                                                   119,671
Granite Master Issuer PLC                                                      241,157
GS Mortgage Securities Corp II                                                 215,106
JP Morgan Chase Commercial Mortgage Securities Corp                             78,092
LB-UBS Commercial Mortgage Trust                                                88,618
Leafs CDO I Ltd                                                                654,958
Marathon CLO Ltd                                                             1,065,798
MBNA Credit Card Master Note Trust                                             681,817
Merrill Auto Trust Securitization                                              129,739
Merrill Lynch Floating Trust                                                   106,584
Merrill Lynch Mortgage Trust                                                   275,622
Merrill Lynch/Countrywide Commercial Mortgage Trust                            104,292
Morgan Stanley Capital I                                                       566,954
Northstar Education Finance Inc                                                160,114
Saxon Asset Securities Trust                                                    65,825
SLC Student Loan Trust                                                         295,023
SLM Student Loan Trust                                                       4,167,534
Structured Asset Mortgage Investments Inc                                       99,578
Wachovia Bank Commercial Mortgage Trust                                      1,372,035
WaMu Mortgage Pass Through Certificates                                         62,341
Wells Fargo Mortgage Backed Securities Trust                                   181,823
World Omni Auto Receivables Trust                                               87,796
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $15,744,579
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $404,257
Amstel Funding Corp                                                            624,913
Atlantic Asset Securitization LLC                                              110,359
Autobahn Funding Company                                                       115,713
Compass Sec LLC                                                                148,667
Ebury Finance Ltd                                                              616,106
LMA LMA Americas                                                               348,137
Nationwide Building Society                                                    353,944
NRW Bank                                                                       576,020
Romulus Funding Corp                                                            77,455
Scaldis & Scaldis                                                              428,654
Scaldis Capital Ltd/LLC                                                        249,849
Silver Tower US Fund                                                           702,478
Surrey Funding Corp                                                            235,013
White Point Funding Inc                                                        258,435
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $5,250,000
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
230  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

MORGAN STANLEY (0.300%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
United States Treasury Note/Bond                                           $41,006,009
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $41,006,009
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                             $9,228,046
Fannie Mae REMICS                                                            2,140,084
Federal Farm Credit Bank                                                       340,354
Federal Home Loan Banks                                                        638,554
Federal Home Loan Mortgage Corp                                                360,694
Federal National Mortgage Association                                          436,976
Freddie Mac Gold Pool                                                        6,368,985
Freddie Mac Non Gold Pool                                                      534,189
Freddie Mac REMICS                                                           1,338,802
Ginnie Mae I Pool                                                              669,555
Ginnie Mae II Pool                                                             418,124
United States Treasury Bill                                                  2,254,225
United States Treasury Note/Bond                                               733,517
United States Treasury Strip Coupon                                             37,896
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $25,500,001
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  231

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Davis New York Venture Fund
(formerly RiverSource Partners VP - Fundamental Value Fund)

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
232  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                            ---------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2
                                               QUOTED PRICES           OTHER          LEVEL 3
                                                 IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                              IDENTICAL ASSETS(B)       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Beverages                                     $30,831,097       $12,985,711         $--           $43,816,808
    Capital Markets                                35,313,044        22,940,788          --            58,253,832
    Food Products                                  13,084,108         1,929,022          --            15,013,130
    Marine                                                           11,711,222          --            11,711,222
    Metals & Mining                                        --        10,840,028          --            10,840,028
    Oil, Gas & Consumable Fuels                   173,435,877         7,548,826          --           180,984,703
    Real Estate Management & Development            6,466,153         8,035,969          --            14,502,122
    Transportation Infrastructure                     641,970        13,190,738          --            13,832,708
    All Other Industries                          733,822,245                --          --           733,822,245
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                           993,594,494        89,182,304          --         1,082,776,798
-----------------------------------------------------------------------------------------------------------------
Bonds
  Corporate Debt Securities                                --         9,316,396          --             9,316,396
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                                --         9,316,396          --             9,316,396
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  62,105,382                --          --            62,105,382
  Investments of Cash Collateral
    Received for Securities on Loan                        --       243,972,034          --           243,972,034
-----------------------------------------------------------------------------------------------------------------
Total Other                                        62,105,382       243,972,034          --           306,077,416
-----------------------------------------------------------------------------------------------------------------
Total                                          $1,055,699,876      $342,470,734         $--        $1,398,170,610
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  233

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Goldman Sachs Mid Cap Value Fund
(formerly RiverSource Partners VP-Select Value Fund)
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.0%)
ISSUER                                       SHARES            VALUE(a)
AEROSPACE & DEFENSE (0.8%)
BE Aerospace, Inc.                        210,687(b)         $5,357,770
-----------------------------------------------------------------------

AIRLINES (0.7%)
JetBlue Airways Corp.                     809,659(b)          4,445,028
-----------------------------------------------------------------------

AUTO COMPONENTS (1.0%)
TRW Automotive Holdings Corp.             243,027(b)          6,700,254
-----------------------------------------------------------------------

AUTOMOBILES (0.5%)
Harley-Davidson, Inc.                     164,040             3,646,609
-----------------------------------------------------------------------

BEVERAGES (0.7%)
Hansen Natural Corp.                      112,414(b)          4,396,512
-----------------------------------------------------------------------

BIOTECHNOLOGY (1.7%)
Biogen Idec, Inc.                         239,266(b)         11,353,172
-----------------------------------------------------------------------

CAPITAL MARKETS (2.6%)
Invesco Ltd.                              594,888            10,011,965
Janus Capital Group, Inc.                 492,206             4,370,789
Lazard Ltd., Class A                      130,327(c)          3,481,034
                                                        ---------------
Total                                                        17,863,788
-----------------------------------------------------------------------

CHEMICALS (3.0%)
Celanese Corp., Series A                  234,002             5,828,990
CF Industries Holdings, Inc.               88,411             5,609,678
FMC Corp.                                  74,563             4,282,153
The Sherwin-Williams Co.                   67,364             4,660,915
                                                        ---------------
Total                                                        20,381,736
-----------------------------------------------------------------------

COMMERCIAL BANKS (5.2%)
Comerica, Inc.                            162,662             5,990,841
Fifth Third Bancorp                       561,378             6,899,336
First Horizon National Corp.              450,424(b)          5,157,351
M&T Bank Corp.                             57,856             4,914,867
Marshall & Ilsley Corp.                   358,523             2,574,195
SunTrust Banks, Inc.                      408,482             9,517,631
                                                        ---------------
Total                                                        35,054,221
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Republic Services, Inc.                   224,332             6,669,390
-----------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
CommScope, Inc.                           169,418(b)          4,027,066
-----------------------------------------------------------------------

CONSUMER FINANCE (1.4%)
SLM Corp.                                 940,089(b)          9,767,525
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.4%)
Pactiv Corp.                               98,827(b)          2,752,332
-----------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
CenturyLink, Inc.                         139,241             4,638,118
-----------------------------------------------------------------------

ELECTRIC UTILITIES (6.9%)
DPL, Inc.                                 172,224             4,116,154
Edison International                      268,704             8,523,291
FirstEnergy Corp.                         107,761             3,796,420
Great Plains Energy, Inc.                  89,496             1,523,222
Northeast Utilities                       199,990             5,095,745
NV Energy, Inc.                           425,533             5,025,545
Pinnacle West Capital Corp.               100,885             3,668,179
PPL Corp.                                 389,830             9,726,258
Progress Energy, Inc.                     128,861             5,053,928
                                                        ---------------
Total                                                        46,528,742
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Cooper Industries PLC                     110,769             4,873,836
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.8%)
Amphenol Corp., Class A                   302,450            11,880,236
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.6%)
Helmerich & Payne, Inc.                   133,009             4,857,489
Key Energy Services, Inc.                 537,839(b)          4,940,051
Weatherford International Ltd.            616,076(b,c)        8,095,239
                                                        ---------------
Total                                                        17,892,779
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.9%)
Safeway, Inc.                             302,762             5,952,301
-----------------------------------------------------------------------

FOOD PRODUCTS (2.4%)
ConAgra Foods, Inc.                       255,531             5,958,982
Hormel Foods Corp.                        129,249             5,232,000
The JM Smucker Co.                         85,736             5,163,022
                                                        ---------------
Total                                                        16,354,004
-----------------------------------------------------------------------

GAS UTILITIES (0.8%)
Questar Corp.                             118,398             5,385,925
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
CR Bard, Inc.                             102,174             7,921,550
Hologic, Inc.                             404,899(b)          5,640,243
Kinetic Concepts, Inc.                    197,829(b)          7,222,737
                                                        ---------------
Total                                                        20,784,530
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.6%)
Aetna, Inc.                               378,292             9,979,343
Amedisys, Inc.                             26,799(b)          1,178,352
                                                        ---------------
Total                                                        11,157,695
-----------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.5%)
Penn National Gaming, Inc.                137,264(b)          3,170,798
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (2.7%)
Mohawk Industries, Inc.                    74,563(b)          3,412,003
Newell Rubbermaid, Inc.                   612,938             8,973,413
NVR, Inc.                                   9,347(b)          6,122,565
                                                        ---------------
Total                                                        18,507,981
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Textron, Inc.                             175,018             2,970,055
-----------------------------------------------------------------------

INSURANCE (11.4%)
Everest Re Group Ltd.                     132,794(c)          9,391,192
Genworth Financial, Inc., Class
 A                                        519,037(b)          6,783,814
Hartford Financial Services
 Group, Inc.                              475,631            10,525,714
Lincoln National Corp.                    201,282             4,889,140
Marsh & McLennan Companies,
 Inc.                                     358,401             8,081,943
Principal Financial Group,
 Inc.                                     416,003             9,751,110
The Progressive Corp.                     221,646             4,149,213
WR Berkley Corp.                          573,214            15,167,241
XL Group PLC                              503,566(c)          8,062,092
                                                        ---------------
Total                                                        76,801,459
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.2%)
Liberty Media
 Corp. -- Interactive, Class A            798,480(b,d)        8,384,040
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.7%)
IAC/InterActiveCorp.                      219,499(b)          4,822,393
-----------------------------------------------------------------------

MACHINERY (4.6%)
Eaton Corp.                               201,770            13,203,829
Parker Hannifin Corp.                     129,432             7,178,299
Pentair, Inc.                             218,960             7,050,512
Snap-On, Inc.                              89,389             3,656,904
                                                        ---------------
Total                                                        31,089,544
-----------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
234  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




COMMON STOCKS (CONTINUED)
ISSUER                                   SHARES                VALUE(a)
MEDIA (4.1%)
CBS Corp., Class B                        891,527           $11,527,444
DISH Network Corp., Class A               634,426            11,514,832
The Washington Post Co., Class
 B                                         11,066             4,542,372
                                                        ---------------
Total                                                        27,584,648
-----------------------------------------------------------------------

METALS & MINING (1.0%)
Cliffs Natural Resources, Inc.             42,526             2,005,526
Commercial Metals Co.                     146,761             1,940,180
Steel Dynamics, Inc.                      215,845             2,846,996
                                                        ---------------
Total                                                         6,792,702
-----------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
JC Penney Co., Inc.                        57,939             1,244,530
-----------------------------------------------------------------------

MULTI-UTILITIES (4.9%)
Alliant Energy Corp.                      121,621             3,860,251
CMS Energy Corp.                          629,054             9,215,641
SCANA Corp.                               266,366             9,525,247
Sempra Energy                              95,135             4,451,367
Xcel Energy, Inc.                         279,839             5,767,482
                                                        ---------------
Total                                                        32,819,988
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.2%)
Forest Oil Corp.                          320,275(b)          8,762,724
Newfield Exploration Co.                  331,754(b)         16,209,500
Range Resources Corp.                     306,110            12,290,317
Whiting Petroleum Corp.                    63,496(b)          4,979,356
                                                        ---------------
Total                                                        42,241,897
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.6%)
International Paper Co.                   168,183             3,805,981
-----------------------------------------------------------------------

PERSONAL PRODUCTS (1.2%)
Alberto-Culver Co.                         30,935               838,029
NBTY, Inc.                                211,547(b)          7,194,714
                                                        ---------------
Total                                                         8,032,743
-----------------------------------------------------------------------

PROFESSIONAL SERVICES (0.9%)
Equifax, Inc.                             221,539             6,216,384
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (7.2%)
Alexandria Real Estate
 Equities, Inc.                           101,144             6,409,495
Boston Properties, Inc.                   132,365             9,442,918
Digital Realty Trust, Inc.                116,972             6,746,945
Douglas Emmett, Inc.                      470,953             6,696,952
Host Hotels & Resorts, Inc.               504,697             6,803,316
MFA Financial, Inc.                       683,614             5,058,744
Tanger Factory Outlet Centers              63,052             2,609,092
Ventas, Inc.                              106,791             5,013,837
                                                        ---------------
Total                                                        48,781,299
-----------------------------------------------------------------------

ROAD & RAIL (1.6%)
Kansas City Southern                      149,447(b)          5,432,398
Ryder System, Inc.                        138,381             5,567,068
                                                        ---------------
Total                                                        10,999,466
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.7%)
ON Semiconductor Corp.                  1,089,537(b)          6,951,246
Teradyne, Inc.                            438,350(b)          4,273,913
                                                        ---------------
Total                                                        11,225,159
-----------------------------------------------------------------------

SOFTWARE (1.7%)
BMC Software, Inc.                        200,373(b)          6,938,917
McAfee, Inc.                              146,430(b)          4,498,330
                                                        ---------------
Total                                                        11,437,247
-----------------------------------------------------------------------

SPECIALTY RETAIL (1.1%)
Guess?, Inc.                              244,467             7,637,149
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Fossil, Inc.                               98,414(b)          3,414,966
Hanesbrands, Inc.                         162,865(b)          3,918,532
                                                        ---------------
Total                                                         7,333,498
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.9%)
Clearwire Corp., Class A                  696,848(b)          5,073,053
Sprint Nextel Corp.                     1,867,328(b)          7,917,471
                                                        ---------------
Total                                                        12,990,524
-----------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $710,099,521)                                       $662,753,054
-----------------------------------------------------------------------



MONEY MARKET FUND (3.9%)
                                         SHARES                VALUE(a)
RiverSource Short-Term Cash
 Fund, 0.276%                          26,296,549(e)        $26,296,549
-----------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,296,549)                                         $26,296,549
-----------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $736,396,070)                                       $689,049,603
=======================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.29% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  235

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Goldman Sachs Mid Cap Value Fund

(formerly RiverSource Partners VP-Select Value Fund)

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                   FAIR VALUE AT JUNE 30, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)                                 IDENTICAL ASSETS(B)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                    $662,753,054           $--             $--        $662,753,054
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                             662,753,054            --              --         662,753,054
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                    26,296,549            --              --          26,296,549
-----------------------------------------------------------------------------------------------------------------
Total Other                                          26,296,549            --              --          26,296,549
-----------------------------------------------------------------------------------------------------------------
Total                                              $689,049,603           $--             $--        $689,049,603
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
236  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------






HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  237

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Partners Small Cap Value Fund

(formerly RiverSource Partners VP-Small Cap Value Fund)

JUNE 30, 2010 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




COMMON STOCKS (93.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.                                                52,520(b,d)         $879,186
Cubic Corp.                                              19,750               718,505
Esterline Technologies Corp.                             27,190(b)          1,290,166
Moog, Inc., Class A                                      34,580(b,d)        1,114,513
Triumph Group, Inc.                                     120,180(d)          8,007,593
                                                                      ---------------
Total                                                                      12,009,963
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
Atlas Air Worldwide Holdings, Inc.                       26,460(b)          1,256,850
-------------------------------------------------------------------------------------

AIRLINES (2.0%)
Air France-KLM, ADR                                     147,650(b,c)        1,768,847
AirTran Holdings, Inc.                                  636,000(b,d)        3,084,600
JetBlue Airways Corp.                                 2,909,875(b,d)       15,975,214
Republic Airways Holdings, Inc.                         296,580(b,d)        1,812,104
                                                                      ---------------
Total                                                                      22,640,765
-------------------------------------------------------------------------------------

AUTO COMPONENTS (2.6%)
American Axle & Manufacturing
 Holdings, Inc.                                         828,600(b,d)        6,073,638
Cooper Tire & Rubber Co.                                225,100(d)          4,389,450
Dana Holding Corp.                                      668,058(b)          6,680,580
Fuel Systems Solutions, Inc.                             52,950(b,d)        1,374,053
Gentex Corp.                                            514,900             9,257,902
Superior Industries International, Inc.                 138,101(d)          1,856,077
                                                                      ---------------
Total                                                                      29,631,700
-------------------------------------------------------------------------------------

BEVERAGES (0.1%)
Coca-Cola Bottling Co. Consolidated                      34,842(d)          1,669,629
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
Martek Biosciences Corp.                                143,830(b,d)        3,410,209
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Gibraltar Industries, Inc.                              304,963(b,d)        3,080,126
Simpson Manufacturing Co., Inc.                         262,500(d)          6,444,375
Universal Forest Products, Inc.                          19,070(d)            578,012
                                                                      ---------------
Total                                                                      10,102,513
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
American Capital Ltd.                                   342,800(b,d)        1,652,296
Capital Southwest Corp.                                   7,400(d)            650,534
Cohen & Steers, Inc.                                     47,770(d)            990,750
Harbinger Group, Inc.                                   373,510(b,d)        2,345,643
Investment Technology Group, Inc.                        79,840(b)          1,282,230
Knight Capital Group, Inc., Class A                     154,490(b,d)        2,130,417
Oppenheimer Holdings, Inc., Class A                      91,632(d)          2,194,587
                                                                      ---------------
Total                                                                      11,246,457
-------------------------------------------------------------------------------------

CHEMICALS (2.2%)
Arch Chemicals, Inc.                                     44,830(d)          1,378,074
Cabot Corp.                                             120,600             2,907,666
HB Fuller Co.                                            73,040(d)          1,387,030
Innophos Holdings, Inc.                                 152,770(d)          3,984,242
Minerals Technologies, Inc.                              32,720             1,555,509
NewMarket Corp.                                          12,050             1,052,206
OM Group, Inc.                                           43,050(b,d)        1,027,173
PolyOne Corp.                                         1,106,200(b,d)        9,314,203
Stepan Co.                                               34,450(d)          2,357,414
                                                                      ---------------
Total                                                                      24,963,517
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.9%)
BancorpSouth, Inc.                                      125,700(d)          2,247,516
Bank of the Ozarks, Inc.                                 84,520(d)          2,997,924
Banner Corp.                                            935,500(d)          1,852,290
Columbia Banking System, Inc.                            51,610(d)            942,399
Community Bank System, Inc.                             250,020(d)          5,507,940
CVB Financial Corp.                                     147,910(d)          1,405,145
First Citizens BancShares Inc., Class A                  22,045             4,239,914
FNB Corp.                                                71,080(d)            570,772
Fulton Financial Corp.                                  330,900(d)          3,193,185
Home Bancshares, Inc.                                    66,639(d)          1,520,036
Independent Bank Corp.                                   85,770(d)          2,116,804
International Bancshares Corp.                           47,930(d)            799,952
National Penn Bancshares, Inc.                          188,760             1,134,448
NBT Bancorp, Inc.                                        66,210(d)          1,352,008
PacWest Bancorp                                         139,400(d)          2,552,414
Park National Corp.                                      21,645             1,407,791
Prosperity Bancshares, Inc.                              41,730(d)          1,450,118
Republic Bancorp, Inc., Class A                          30,120(d)            674,688
Signature Bank                                           35,380(b,d)        1,344,794
Susquehanna Bancshares, Inc.                             45,330(d)            377,599
Synovus Financial Corp.                               3,390,100             8,610,853
Texas Capital Bancshares, Inc.                           89,760(b,d)        1,472,064
UMB Financial Corp.                                     119,760(d)          4,258,665
Umpqua Holdings Corp.                                    72,470(d)            831,956
United Bankshares, Inc.                                  50,200(d)          1,201,788
United Community Banks, Inc.                            551,000(b,d)        2,176,450
Westamerica Bancorporation                               58,500(d)          3,072,420
Western Alliance Bancorp                                149,940(b,d)        1,075,070
Whitney Holding Corp.                                   241,200(d)          2,231,100
Wintrust Financial Corp.                                113,900(d)          3,797,426
                                                                      ---------------
Total                                                                      66,415,529
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.0%)
Clean Harbors, Inc.                                      23,880(b,d)        1,585,871
Copart, Inc.                                             55,570(b,d)        1,989,962
EnergySolutions, Inc.                                   246,300(d)          1,253,667
Ennis, Inc.                                             209,900(d)          3,150,599
G&K Services, Inc., Class A                              46,020(d)            950,313
Knoll, Inc.                                             135,200(d)          1,796,808
McGrath Rentcorp                                         51,955(d)          1,183,535
Mine Safety Appliances Co.                               42,420(d)          1,051,168
Mobile Mini, Inc.                                       240,600(b,d)        3,916,968
Standard Parking Corp.                                    2,290(b)             36,251
The Brink's Co.                                         321,577             6,119,610
The Geo Group, Inc.                                     312,850(b,d)        6,491,637
Unifirst Corp.                                           81,206(d)          3,574,688
United Stationers, Inc.                                  23,720(b)          1,292,028
                                                                      ---------------
Total                                                                      34,393,105
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.1%)
ADC Telecommunications, Inc.                            165,860(b,d)        1,229,023
ADTRAN, Inc.                                            256,850(d)          7,004,299
Arris Group, Inc.                                       119,530(b)          1,218,011
Ituran Location and Control Ltd.                         96,324(c)          1,443,897
Sycamore Networks, Inc.                                 114,399(d)          1,901,311
                                                                      ---------------
Total                                                                      12,796,541
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.4%)
Diebold, Inc.                                           170,400(d)          4,643,400
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.1%)
Comfort Systems USA, Inc.                               333,118(d)          3,217,920
Insituform Technologies, Inc., Class A                  308,600(b,d)        6,320,128
Sterling Construction Co., Inc.                          68,130(b,d)          881,602
Tutor Perini Corp.                                      111,600(b,d)        1,839,168
                                                                      ---------------
Total                                                                      12,258,818
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
Cardtronics, Inc.                                       105,790(b,d)        1,371,038
Cash America International, Inc.                        168,476(d)          5,773,673


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
238  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
CONSUMER FINANCE (CONT.)
The Student Loan Corp.                                   57,350(d)         $1,380,988
                                                                      ---------------
Total                                                                       8,525,699
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.7%)
AptarGroup, Inc.                                        259,085(d)          9,798,595
Boise, Inc.                                             273,390(b,d)        1,500,911
Rock-Tenn Co., Class A                                   27,470             1,364,435
Silgan Holdings, Inc.                                    49,200(d)          1,396,296
Temple-Inland, Inc.                                     261,700(d)          5,409,339
                                                                      ---------------
Total                                                                      19,469,576
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.2%)
Audiovox Corp., Class A                                  40,000(b,d)          294,000
Ingram Micro, Inc., Class A                             154,679(b)          2,349,574
                                                                      ---------------
Total                                                                       2,643,574
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.1%)
Corinthian Colleges, Inc.                               129,920(b,d)        1,279,712
Lincoln Educational Services Corp.                      161,570(b,d)        3,326,726
Mac-Gray Corp.                                          350,840(d)          3,908,358
Regis Corp.                                             225,500(d)          3,511,035
                                                                      ---------------
Total                                                                      12,025,831
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
Medallion Financial Corp.                               362,298(d)          2,391,167
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Global Crossing Ltd.                                     88,200(b,c,d)        932,274
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.8%)

El Paso Electric Co.                                     65,920(b,d)        1,275,552
Idacorp, Inc.                                           225,300(d)          7,495,731
NV Energy, Inc.                                         750,000             8,857,500
Pinnacle West Capital Corp.                             259,000             9,417,239
PNM Resources, Inc.                                     706,250(d)          7,895,875
Portland General Electric Co.                            66,180             1,213,079
UIL Holdings Corp.                                      144,452(d)          3,615,634
Unisource Energy Corp.                                  106,070(d)          3,201,193
                                                                      ---------------
Total                                                                      42,971,803
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Belden, Inc.                                            291,200(d)          6,406,400
Brady Corp., Class A                                     47,540(d)          1,184,697
EnerSys                                                  72,210(b,d)        1,543,128
Franklin Electric Co., Inc.                             117,100(d)          3,374,822
JA Solar Holdings Co., Ltd., ADR                        263,490(b,c,d)      1,225,229
Regal-Beloit Corp.                                      131,700             7,346,225
                                                                      ---------------
Total                                                                      21,080,501
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (5.8%)
Celestica, Inc.                                       1,190,717(b,c,d)      9,597,178
Cognex Corp.                                            449,790(d)          7,907,308
CTS Corp.                                               246,300(d)          2,275,812
Daktronics, Inc.                                         99,560(d)            746,700
Electro Rent Corp.                                      183,660(d)          2,349,011
FARO Technologies, Inc.                                 115,600(b,d)        2,162,876
Littelfuse, Inc.                                        274,300(b,d)        8,670,623
Measurement Specialties, Inc.                             9,340(b,d)          127,958
Mercury Computer Systems, Inc.                          285,600(b,d)        3,350,088
Park Electrochemical Corp.                              324,550(d)          7,922,266
Plexus Corp.                                            346,750(b,d)        9,272,095
Rofin-Sinar Technologies, Inc.                           58,100(b,d)        1,209,642
Sanmina-SCI Corp.                                        86,420(b,d)        1,176,176
Vishay Intertechnology, Inc.                          1,118,100(b)          8,654,094
                                                                      ---------------
Total                                                                      65,421,827
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
Bristow Group, Inc.                                      40,560(b,d)        1,192,464
Newpark Resources, Inc.                                  84,500(b)            511,225
RPC, Inc.                                               192,400(d)          2,626,260
Tetra Technologies, Inc.                                163,890(b,d)        1,488,121
Tidewater, Inc.                                          54,900             2,125,728
                                                                      ---------------
Total                                                                       7,943,798
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.6%)
BJ's Wholesale Club, Inc.                                66,610(b,d)        2,465,236
Ruddick Corp.                                           289,223(d)          8,963,020
The Andersons, Inc.                                      33,750(d)          1,099,913
The Pantry, Inc.                                         72,070(b,d)        1,016,908
Village Super Market, Inc., Class A                     160,320(d)          4,208,400
                                                                      ---------------
Total                                                                      17,753,477
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.4%)
Cal-Maine Foods, Inc.                                    47,770(d)          1,525,296
Chiquita Brands International, Inc.                      99,920(b,d)        1,214,028
HQ Sustainable Maritime Industries, Inc.                166,893(b,d)          834,465
Industrias Bachoco SAB de CV, ADR                       155,328(c,d)        2,666,982
J&J Snack Foods Corp.                                    57,593(d)          2,424,665
Lancaster Colony Corp.                                   60,056(d)          3,204,588
Seneca Foods Corp., Class A                              95,030(b,d)        3,065,668
The Hain Celestial Group, Inc.                           66,510(b,d)        1,341,507
                                                                      ---------------
Total                                                                      16,277,199
-------------------------------------------------------------------------------------

GAS UTILITIES (1.2%)
Northwest Natural Gas Co.                                76,500(d)          3,333,105
Piedmont Natural Gas Co., Inc.                           33,530(d)            848,309
South Jersey Industries, Inc.                           152,760(d)          6,562,570
Southwest Gas Corp.                                      53,370(d)          1,574,415
The Laclede Group, Inc.                                  44,340             1,468,984
                                                                      ---------------
Total                                                                      13,787,383
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Analogic Corp.                                           23,540(d)          1,071,305
Haemonetics Corp.                                        42,090(b,d)        2,252,657
ICU Medical, Inc.                                       110,020(b,d)        3,539,343
Integra LifeSciences Holdings Corp.                      28,360(b,d)        1,049,320
Meridian Bioscience, Inc.                               181,600(d)          3,087,200
STERIS Corp.                                            254,690(d)          7,915,766
The Cooper Companies, Inc.                               89,800(d)          3,573,142
Wright Medical Group, Inc.                               54,580(b,d)          906,574
                                                                      ---------------
Total                                                                      23,395,307
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Air Methods Corp.                                        83,650(b,d)        2,488,588
Chemed Corp.                                             43,890(d)          2,398,150
Chindex International, Inc.                             101,306(b,d)        1,269,364
Genoptix, Inc.                                           45,260(b,d)          778,472
HealthSouth Corp.                                       282,900(b,d)        5,293,059
Healthspring, Inc.                                       76,370(b,d)        1,184,499
inVentiv Health, Inc.                                    50,960(b)          1,304,576
Kindred Healthcare, Inc.                                264,020(b,d)        3,390,017
National Healthcare Corp.                                44,950(d)          1,548,977
Owens & Minor, Inc.                                     233,300(d)          6,621,053
The Ensign Group, Inc.                                   93,910(d)          1,551,393
                                                                      ---------------
Total                                                                      27,828,148
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.7%)
Ambassadors Group, Inc.                                  67,190(d)            758,575
Ameristar Casinos, Inc.                                 205,000(d)          3,087,300
Bob Evans Farms, Inc.                                   316,790(d)          7,799,369
Churchill Downs, Inc.                                    51,610             1,692,808
CKE Restaurants, Inc.                                   170,700             2,138,871
Cracker Barrel Old Country Store, Inc.                  100,143(d)          4,662,658
Frisch's Restaurants, Inc.                               73,785(d)          1,484,554
International Speedway Corp., Class A                   129,160(d)          3,327,162
Monarch Casino & Resort, Inc.                           159,390(b,d)        1,614,621
Nathan's Famous, Inc.                                    54,422(b,d)          845,718
Papa John's International, Inc.                         117,689(b,d)        2,720,970
                                                                      ---------------
Total                                                                      30,132,606
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.6%)
Tupperware Brands Corp.                                 135,150             5,385,728
Universal Electronics, Inc.                             144,150(b,d)        2,397,215
Whirlpool Corp.                                         119,300(d)         10,476,925
                                                                      ---------------
Total                                                                      18,259,868
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.0%)
Dynegy, Inc.                                          1,126,320(b,d)        4,336,332
RRI Energy, Inc.                                      1,867,900(b)          7,079,341
                                                                      ---------------
Total                                                                      11,415,673
-------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  239

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Value Fund

(formerly RiverSource Partners VP-Small Cap Value Fund)

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
INSURANCE (6.8%)
Alterra Capital Holdings Ltd.                           264,608(c)         $4,969,338
American Equity Investment Life Holding Co.             477,480(d)          4,927,594
American National Insurance Co.                          56,426(d)          4,568,813
Amtrust Financial Services, Inc.                        109,405(d)          1,317,236
Argo Group International Holdings Ltd.                   41,950(c,d)        1,283,251
Delphi Financial Group, Inc., Class A                    67,790(d)          1,654,754
eHealth, Inc.                                           190,890(b,d)        2,170,419
FPIC Insurance Group, Inc.                               75,511(b,d)        1,936,857
Hilltop Holdings, Inc.                                  262,150(b,d)        2,624,122
Horace Mann Educators Corp.                              82,250             1,258,425
Infinity Property & Casualty Corp.                       51,990(d)          2,400,898
Montpelier Re Holdings Ltd.                             806,620(c,d)       12,042,836
National Financial Partners Corp.                       120,250(b)          1,174,843
OneBeacon Insurance Group Ltd., Class A                  96,180(d)          1,377,298
Platinum Underwriters Holdings Ltd.                     308,570(c,d)       11,198,004
ProAssurance Corp.                                       23,050(b)          1,308,318
Protective Life Corp.                                   103,600             2,216,004
Safety Insurance Group, Inc.                             48,200(d)          1,784,364
Selective Insurance Group, Inc.                          86,000(d)          1,277,960
StanCorp Financial Group, Inc.                           74,400(d)          3,016,176
The Navigators Group, Inc.                               49,106(b,d)        2,019,730
Torchmark Corp.                                         131,800(d)          6,525,418
Validus Holdings Ltd.                                    58,071(c)          1,418,094
White Mountains Insurance Group Ltd.                      8,092             2,623,426
                                                                      ---------------
Total                                                                      77,094,178
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.2%)
PetMed Express, Inc.                                    135,625(d)          2,414,125
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.2%)
j2 Global Communications, Inc.                          122,110(b,d)        2,666,882
-------------------------------------------------------------------------------------

IT SERVICES (1.2%)
Computer Services, Inc.                                  45,840               930,552
DST Systems, Inc.                                       100,160             3,619,782
Forrester Research, Inc.                                 25,740(b,d)          778,892
MAXIMUS, Inc.                                           129,000(d)          7,465,231
Wright Express Corp.                                     43,490(b,d)        1,291,653
                                                                      ---------------
Total                                                                      14,086,110
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick Corp.                                         361,300(d)          4,490,959
Head NV                                                 139,000(b,c)           72,975
                                                                      ---------------
Total                                                                       4,563,934
-------------------------------------------------------------------------------------

MACHINERY (2.3%)
Altra Holdings, Inc.                                     97,170(b,d)        1,265,153
ArvinMeritor, Inc.                                      135,580(b,d)        1,776,098
Lincoln Electric Holdings, Inc.                          32,870             1,676,041
Lindsay Corp.                                            37,670(d)          1,193,762
Mueller Industries, Inc.                                 68,440(d)          1,683,624
Oshkosh Corp.                                           202,100(b)          6,297,436
Robbins & Myers, Inc.                                    65,150             1,416,361
Tecumseh Products Co., Class B                           29,977(b)            330,646
Terex Corp.                                             366,600(b,d)        6,870,085
The Toro Co.                                             69,550(d)          3,416,296
                                                                      ---------------
Total                                                                      25,925,502
-------------------------------------------------------------------------------------

MEDIA (1.5%)
Ascent Media Corp., Class A                              17,740(b,d)          448,112
John Wiley & Sons, Inc., Class A                         82,700(d)          3,198,009
National CineMedia, Inc.                                 46,380               772,691
Scholastic Corp.                                         20,630               497,596
Valassis Communications, Inc.                           375,800(b)         11,920,376
                                                                      ---------------
Total                                                                      16,836,784
-------------------------------------------------------------------------------------

METALS & MINING (1.3%)
Kaiser Aluminum Corp.                                    36,950(d)          1,281,057
Schnitzer Steel Industries, Inc., Class A                65,000(d)          2,548,000
Stillwater Mining Co.                                   704,742(b,d)        8,189,102
Worthington Industries, Inc.                            222,700(d)          2,863,922
                                                                      ---------------
Total                                                                      14,882,081
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
99 Cents Only Stores                                    102,440(b,d)        1,516,112
Big Lots, Inc.                                          116,750(b,d)        3,746,508
Dillard's, Inc., Class A                                193,700(d)          4,164,550
Dollar Tree, Inc.                                        62,228(b,d)        2,590,531
Fred's, Inc., Class A                                   339,640(d)          3,756,418
                                                                      ---------------
Total                                                                      15,774,119
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.2%)
Avista Corp.                                            504,800(d)          9,858,744
Black Hills Corp.                                        64,150(d)          1,826,351
NorthWestern Corp.                                       65,190(d)          1,707,978
                                                                      ---------------
Total                                                                      13,393,073
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.7%)
Arena Resources, Inc.                                    42,980(b)          1,371,062
Berry Petroleum Co., Class A                             54,360(d)          1,398,139
Energy Partners Ltd.                                    199,500(b,d)        2,435,895
EV Energy Partner LP                                     43,140             1,345,968
Evolution Petroleum Corp.                               459,333(b,d)        2,301,258
EXCO Resources, Inc.                                    378,600(d)          5,531,346
Frontier Oil Corp.                                      125,500(d)          1,687,975
Gastar Exploration Ltd.                                 429,720(b)          1,551,289
Holly Corp.                                             127,200(d)          3,380,976
International Coal Group, Inc.                          311,080(b)          1,197,658
James River Coal Co.                                     73,370(b,d)        1,168,050
Overseas Shipholding Group, Inc.                         36,440             1,349,738
Penn Virginia Corp.                                      69,890(d)          1,405,488
SM Energy Co.                                            95,100             3,819,216
Stone Energy Corp.                                      149,500(b,d)        1,668,420
Tesoro Corp.                                          1,297,350(d)         15,140,074
USEC, Inc.                                            1,118,200(b,d)        5,322,632
Western Refining, Inc.                                   84,820(b)            426,645
World Fuel Services Corp.                                45,270(d)          1,174,304
                                                                      ---------------
Total                                                                      53,676,133
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.9%)
Louisiana-Pacific Corp.                                 966,550(b,d)        6,466,220
PH Glatfelter Co.                                       343,760(d)          3,729,796
                                                                      ---------------
Total                                                                      10,196,016
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.4%)
NBTY, Inc.                                              151,100(b)          5,138,911
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Biovail Corp.                                           153,400(c)          2,951,416
Medicis Pharmaceutical Corp., Class A                    61,270             1,340,588
Viropharma, Inc.                                        108,190(b,d)        1,212,810
                                                                      ---------------
Total                                                                       5,504,814
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.8%)
Administaff, Inc.                                       248,230(d)          5,997,237
CDI Corp.                                               178,000(d)          2,764,340
Korn/Ferry International                                578,839(b,d)        8,045,862
The Corporate Executive Board Co.                        63,940(d)          1,679,704
Volt Information Sciences, Inc.                         228,410(b,d)        1,918,644
                                                                      ---------------
Total                                                                      20,405,787
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.3%)
American Campus Communities, Inc.                       128,930(d)          3,518,500
Ashford Hospitality Trust, Inc.                         213,120(b)          1,562,170
BioMed Realty Trust, Inc.                               102,900(d)          1,655,661
Brandywine Realty Trust                                 382,300(d)          4,109,724
CBL & Associates Properties, Inc.                        90,500(d)          1,125,820
Colonial Properties Trust                               114,010             1,656,565
DCT Industrial Trust, Inc.                              279,670(d)          1,264,108


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
240  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (CONT.)
DiamondRock Hospitality Co.                             142,380(b,d)       $1,170,364
Douglas Emmett, Inc.                                     69,040(d)            981,749
Entertainment Properties Trust                           26,380(d)          1,004,287
Equity Lifestyle Properties, Inc.                        61,600(d)          2,970,968
Extra Space Storage, Inc.                                91,170(d)          1,267,263
First Potomac Realty Trust                              199,100(d)          2,861,067
Franklin Street Properties Corp.                        108,010(d)          1,275,598
Glimcher Realty Trust                                   195,920(d)          1,171,602
Government Properties Income Trust                      111,900(d)          2,855,688
Gyrodyne Co. of America, Inc.                            17,757(b)            834,579
Home Properties, Inc.                                    22,160(d)            998,751
LTC Properties, Inc.                                     51,310(d)          1,245,294
Mack-Cali Realty Corp.                                   78,200             2,324,886
Medical Properties Trust, Inc.                          147,380(d)          1,391,267
MFA Financial, Inc.                                     636,700(d)          4,711,579
National Retail Properties, Inc.                         65,730(d)          1,409,251
Omega Healthcare Investors, Inc.                         67,760(d)          1,350,457
Redwood Trust, Inc.                                      70,610             1,033,730
Sovran Self Storage, Inc.                                38,370(d)          1,321,079
Washington Real Estate Investment Trust                  55,490(d)          1,530,969
                                                                      ---------------
Total                                                                      48,602,976
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Avatar Holdings, Inc.                                    93,040(b,d)        1,784,507
FirstService Corp.                                       82,000(b,c)        1,703,140
MI Developments, Inc., Class A                          420,000(c)          5,136,600
                                                                      ---------------
Total                                                                       8,624,247
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Amerco, Inc.                                             58,749(b,d)        3,234,132
Arkansas Best Corp.                                      74,100(d)          1,537,575
                                                                      ---------------
Total                                                                       4,771,707
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.3%)
Axcelis Technologies, Inc.                              625,000(b,d)          968,750
Brooks Automation, Inc.                                 860,700(b,d)        6,653,211
Cabot Microelectronics Corp.                             44,980(b,d)        1,555,858
Diodes, Inc.                                             63,110(b,d)        1,001,556
Fairchild Semiconductor International, Inc.             107,840(b)            906,934
Micrel, Inc.                                            127,540(d)          1,298,357
Micron Technology, Inc.                               1,000,000(b,d)        8,490,001
MKS Instruments, Inc.                                    58,910(b,d)        1,102,795
Photronics, Inc.                                        223,300(b,d)        1,009,316
Power Integrations, Inc.                                 29,920(d)            963,274
Semiconductor Manufacturing International
 Corp., ADR                                           3,194,806(b,c,d)     12,459,744
Standard Microsystems Corp.                              50,390(b,d)        1,173,079
                                                                      ---------------
Total                                                                      37,582,875
-------------------------------------------------------------------------------------

SOFTWARE (1.1%)
Ariba, Inc.                                              89,300(b,d)        1,422,549
Blackbaud, Inc.                                         153,450(d)          3,340,607
JDA Software Group, Inc.                                 51,830(b,d)        1,139,223
Mentor Graphics Corp.                                   603,600(b,d)        5,341,860
TeleCommunication Systems, Inc., Class A                288,630(b,d)        1,194,928
                                                                      ---------------
Total                                                                      12,439,167
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.9%)
Aaron's, Inc.                                           353,939(d)          6,041,739
Cabela's, Inc.                                          500,500(b,d)        7,077,070
Foot Locker, Inc.                                       164,200             2,072,204
OfficeMax, Inc.                                          98,500(b,d)        1,286,410
PetSmart, Inc.                                          110,230(d)          3,325,639
Rent-A-Center, Inc.                                     228,331(b)          4,625,986
Stage Stores, Inc.                                      271,470(d)          2,899,300
The Childrens Place Retail Stores, Inc.                  32,920(b,d)        1,449,138
The Dress Barn, Inc.                                    129,099(b,d)        3,073,847
The Finish Line, Inc., Class A                          256,820             3,577,503
The Men's Wearhouse, Inc.                               456,550(d)          8,382,257
                                                                      ---------------
Total                                                                      43,811,093
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Columbia Sportswear Co.                                  77,000(d)          3,593,591
Deckers Outdoor Corp.                                     8,520(b,d)        1,217,252
                                                                      ---------------
Total                                                                       4,810,843
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Astoria Financial Corp.                                 300,200(d)          4,130,752
Beneficial Mutual Bancorp, Inc.                         115,740(b,d)        1,143,511
Brookline Bancorp, Inc.                                 151,550(d)          1,345,764
Dime Community Bancshares                               167,120(d)          2,060,590
NewAlliance Bancshares, Inc.                            107,840(d)          1,208,886
Northwest Bancshares, Inc.                              116,500(d)          1,336,255
Trustco Bank Corp. NY                                   199,950(d)          1,119,720
                                                                      ---------------
Total                                                                      12,345,478
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal Corp.                                          27,990(d)          1,110,643
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.1%)
GATX Corp.                                               53,130(d)          1,417,508
-------------------------------------------------------------------------------------

WATER UTILITIES (0.3%)
SJW Corp.                                               122,206(d)          2,864,509
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.3%)
NTELOS Holdings Corp.                                    99,580(d)          1,712,776
Syniverse Holdings, Inc.                                 78,370(b,d)        1,602,667
                                                                      ---------------
Total                                                                       3,315,443
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,000,629,649)                                                 $1,053,949,645
-------------------------------------------------------------------------------------



MONEY MARKET FUND (7.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             80,845,795(e)        $80,845,795
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $80,845,795)                                                       $80,845,795
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (29.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (4.7%)
Ebbets Funding LLC
 07-09-10                            0.601%          $4,995,000            $4,995,000
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rhein-Main Securitisation Ltd.
 07-28-10                            0.560            9,995,333             9,995,333
Royal Park Investments Funding Corp.
 09-22-10                            0.601           14,978,500            14,978,500
Scaldis Capital LLC
 07-01-10                            0.410            9,996,811             9,996,811
Thames Asset Global Securities
 09-20-10                            0.551            4,992,819             4,992,819
Versailles Commercial Paper LLC
 07-16-10                            0.500            4,496,250             4,496,250
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,845             1,999,845
                                                                      ---------------
Total                                                                      53,454,375
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (17.3%)
Banque et Caisse d'Epargne de l'Etat
 07-21-10                            0.470            4,998,043             4,998,043
Banque Federative du Credit Mutuel
 07-07-10                            0.405            7,991,818             7,991,818
 07-30-10                            0.530              998,662               998,662
Barclays Bank PLC
 08-31-10                            0.447           15,000,000            15,000,000
Caisse des Depots
 07-09-10                            0.460            4,998,084             4,998,084
Credit Agricole
 10-12-10                            0.420           14,000,000            14,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  241

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Value Fund

(formerly RiverSource Partners VP-Small Cap Value Fund)

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Credit Industrial et Commercial
 08-02-10                            0.460%          $1,500,000            $1,500,000
 08-18-10                            0.680            2,500,000             2,500,000
Deutsche Bank AG
 12-06-10                            0.531           10,000,000            10,000,000
Dexia Bank SA
 07-06-10                            0.650            8,000,071             8,000,071
Dexia Credit Local
 07-28-10                            0.650            4,000,033             4,000,033
DZ Bank AG
 07-06-10                            0.500            5,000,000             5,000,000
 07-07-10                            0.510            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-06-10                            0.500            4,999,514             4,999,514
 07-07-10                            0.500            4,999,514             4,999,514
Macquarie Bank Ltd.
 07-06-10                            0.450            4,999,563             4,999,563
Natixis
 07-01-10                            0.360            9,993,704             9,993,704
Norinchukin Bank
 09-21-10                            0.560           12,000,158            12,000,158
Overseas Chinese Banking Corp.
 09-29-10                            0.590           10,000,000            10,000,000
Pohjola Bank PLC
 09-28-10                            0.730            4,990,690             4,990,690
Rabobank Group
 11-03-10                            0.411           12,000,000            12,000,000
Raiffeisen Zentralbank Oesterreich
 07-06-10                            0.520            9,998,989             9,998,989
Royal Bank of Scotland
 08-16-10                            0.540           10,000,000            10,000,000
Societe Generale
 09-01-10                            0.655           10,000,000            10,000,000
Sumitomo Mitsui Banking Corp.
 08-20-10                            0.510            5,000,000             5,000,000
Unicredit BK AG
 07-02-10                            0.400            5,000,000             5,000,000
 07-12-10                            0.420            8,000,000             8,000,000
                                                                      ---------------
Total                                                                     195,968,843
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.9%)
Toyota Motor Credit Corp.
 08-23-10                            0.531            9,985,719             9,985,719
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (6.6%)(f)
Barclays Capital, Inc.
 dated 03-22-10, matures 07-30-10,
 repurchase price
 $10,003,000                         0.360           10,000,000            10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $4,586,604                          0.030            4,586,600             4,586,600
Morgan Stanley
 dated 02-23-10, matures 07-30-10,
 repurchase price
 $10,003,583                         0.430           10,000,000            10,000,000
Morgan Stanley
 dated 03-04-10, matures 07-30-10,
 repurchase price
 $10,003,583                         0.430           10,000,000            10,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $10,003,000                         0.360           10,000,000            10,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $30,000,175                         0.210           30,000,000            30,000,000
                                                                      ---------------
Total                                                                      74,586,600
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR
  SECURITIES ON LOAN
(Cost: $333,995,537)                                                     $333,995,537
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,415,470,981)                                                 $1,468,790,977
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.26% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 9 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
242  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




BARCLAYS CAPITAL, INC. (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities                                   $699,434
Credit Suisse Mortgage Capital Certificates                                  1,181,695
Fannie Mae REMICS                                                               88,767
Freddie Mac REMICS                                                             193,014
Government National Mortgage Association                                         2,013
Granite Master Issuer PLC                                                    1,532,623
GS Mortgage Securities Corp II                                                 525,138
LB Commercial Conduit Mortgage Trust                                           836,907
LB-UBS Commercial Mortgage Trust                                               516,396
Morgan Stanley Capital I                                                       484,566
Morgan Stanley Reremic Trust                                                   299,871
Paragon Mortgages PLC                                                        3,392,961
Wachovia Bank Commercial Mortgage Trust                                        738,268
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,491,653
--------------------------------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                               $818,540
Government National Mortgage Association                                     3,859,792
--------------------------------------------------------------------------------------
Total market value of collateral securities                                 $4,678,332
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $201,078
American Express Credit Account Master Trust                                   174,054
Banc of America Large Loan Inc                                                 125,346
Brazos Higher Education Authority                                               63,982
Capital Auto Receivables Asset Trust                                           117,516
Capital One Multi-Asset Execution Trust                                         66,014
Chase Issuance Trust                                                            83,528
Citibank Credit Card Issuance Trust                                            433,702
Citigroup Commercial Mortgage Trust                                            247,338
Citigroup/Deutsche Bank Commercial Mortgage Trust                              172,962
College Loan Corp Trust                                                         60,423
Commercial Mortgage Asset Trust                                                 65,462
Commercial Mortgage Pass Through Certificates                                  249,715
Credit Suisse First Boston Mortgage Securities Corp                            154,043
Credit Suisse Mortgage Capital Certificates                                    374,434
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    55,292
DFR Middle Market CLO Ltd                                                      279,514
Discover Card Master Trust I                                                    55,340
Education Funding Capital Trust I                                               82,081
Fannie Mae Whole Loan                                                          122,878
First Union National Bank Commercial Mortgage                                   98,031
Ford Credit Auto Owner Trust                                                    79,781
Granite Master Issuer PLC                                                      160,772
GS Mortgage Securities Corp II                                                 143,404
JP Morgan Chase Commercial Mortgage Securities Corp                             52,061
LB-UBS Commercial Mortgage Trust                                                59,079
Leafs CDO I Ltd                                                                436,639
Marathon CLO Ltd                                                               710,532
MBNA Credit Card Master Note Trust                                             454,545


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  243

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Value Fund

(formerly RiverSource Partners VP-Small Cap Value Fund)

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Merrill Auto Trust Securitization                                              $86,493
Merrill Lynch Floating Trust                                                    71,056
Merrill Lynch Mortgage Trust                                                   183,748
Merrill Lynch/Countrywide Commercial Mortgage Trust                             69,528
Morgan Stanley Capital I                                                       377,969
Northstar Education Finance Inc                                                106,743
Saxon Asset Securities Trust                                                    43,884
SLC Student Loan Trust                                                         196,682
SLM Student Loan Trust                                                       2,778,356
Structured Asset Mortgage Investments Inc                                       66,385
Wachovia Bank Commercial Mortgage Trust                                        914,690
WaMu Mortgage Pass Through Certificates                                         41,560
Wells Fargo Mortgage Backed Securities Trust                                   121,215
World Omni Auto Receivables Trust                                               58,531
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,496,386
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.430%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Access Group Inc                                                              $201,078
American Express Credit Account Master Trust                                   174,054
Banc of America Large Loan Inc                                                 125,346
Brazos Higher Education Authority                                               63,982
Capital Auto Receivables Asset Trust                                           117,516
Capital One Multi-Asset Execution Trust                                         66,014
Chase Issuance Trust                                                            83,528
Citibank Credit Card Issuance Trust                                            433,702
Citigroup Commercial Mortgage Trust                                            247,338
Citigroup/Deutsche Bank Commercial Mortgage Trust                              172,962
College Loan Corp Trust                                                         60,423
Commercial Mortgage Asset Trust                                                 65,462
Commercial Mortgage Pass Through Certificates                                  249,715
Credit Suisse First Boston Mortgage Securities Corp                            154,043
Credit Suisse Mortgage Capital Certificates                                    374,434
Credit Suisse/Morgan Stanley Commercial Mortgage Certificate                    55,292
DFR Middle Market CLO Ltd                                                      279,514
Discover Card Master Trust I                                                    55,340
Education Funding Capital Trust I                                               82,081
Fannie Mae Whole Loan                                                          122,878
First Union National Bank Commercial Mortgage                                   98,031
Ford Credit Auto Owner Trust                                                    79,781
Granite Master Issuer PLC                                                      160,772
GS Mortgage Securities Corp II                                                 143,404
JP Morgan Chase Commercial Mortgage Securities Corp                             52,061
LB-UBS Commercial Mortgage Trust                                                59,079
Leafs CDO I Ltd                                                                436,639
Marathon CLO Ltd                                                               710,532
MBNA Credit Card Master Note Trust                                             454,545
Merrill Auto Trust Securitization                                               86,493
Merrill Lynch Floating Trust                                                    71,056
Merrill Lynch Mortgage Trust                                                   183,748
Merrill Lynch/Countrywide Commercial Mortgage Trust                             69,528
Morgan Stanley Capital I                                                       377,969
Northstar Education Finance Inc                                                106,743


--------------------------------------------------------------------------------
244  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.430%) (CONTINUED)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Saxon Asset Securities Trust                                                   $43,884
SLC Student Loan Trust                                                         196,682
SLM Student Loan Trust                                                       2,778,356
Structured Asset Mortgage Investments Inc                                       66,385
Wachovia Bank Commercial Mortgage Trust                                        914,690
WaMu Mortgage Pass Through Certificates                                         41,560
Wells Fargo Mortgage Backed Securities Trust                                   121,215
World Omni Auto Receivables Trust                                               58,531
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,496,386
--------------------------------------------------------------------------------------


MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Allied Irish Banks                                                            $808,514
Amstel Funding Corp                                                          1,249,828
Atlantic Asset Securitization LLC                                              220,718
Autobahn Funding Company                                                       231,425
Compass Sec LLC                                                                297,334
Ebury Finance Ltd                                                            1,232,211
LMA LMA Americas                                                               696,273
Nationwide Building Society                                                    707,888
NRW Bank                                                                     1,152,042
Romulus Funding Corp                                                           154,912
Scaldis & Scaldis                                                              857,308
Scaldis Capital Ltd/LLC                                                        499,698
Silver Tower US Fund                                                         1,404,955
Surrey Funding Corp                                                            470,025
White Point Funding Inc                                                        516,869
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $10,500,000
--------------------------------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                                                        VALUE(a)
--------------------------------------------------------------------------------------
Fannie Mae Pool                                                            $11,073,654
Fannie Mae REMICS                                                            2,568,101
Federal Farm Credit Bank                                                       408,425
Federal Home Loan Banks                                                        766,265
Federal Home Loan Mortgage Corp                                                432,833
Federal National Mortgage Association                                          524,371
Freddie Mac Gold Pool                                                        7,642,782
Freddie Mac Non Gold Pool                                                      641,027
Freddie Mac REMICS                                                           1,606,563
Ginnie Mae I Pool                                                              803,466
Ginnie Mae II Pool                                                             501,748
United States Treasury Bill                                                  2,705,070
United States Treasury Note/Bond                                               880,220
United States Treasury Strip Coupon                                             45,476
--------------------------------------------------------------------------------------
Total market value of collateral securities                                $30,600,001
--------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  245

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Value Fund

(formerly RiverSource Partners VP-Small Cap Value Fund)

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                            ---------------------------------------------------------------------
                                                  LEVEL 1             LEVEL 2
                                               QUOTED PRICES           OTHER          LEVEL 3
                                                 IN ACTIVE          SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR         OBSERVABLE     UNOBSERVABLE
DESCRIPTION(A)                              IDENTICAL ASSETS(B)       INPUTS          INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                $1,053,949,645               $--         $--        $1,053,949,645
-----------------------------------------------------------------------------------------------------------------
Total Equity Securities                         1,053,949,645                --          --         1,053,949,645
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  80,845,795                --          --            80,845,795
  Investments of Cash Collateral
    Received for Securities on Loan                        --       333,995,537          --           333,995,537
-----------------------------------------------------------------------------------------------------------------
Total Other                                        80,845,795       333,995,537          --           414,841,332
-----------------------------------------------------------------------------------------------------------------
Total                                          $1,134,795,440      $333,995,537         $--        $1,468,790,977
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
246  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------







HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  247

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                          RIVERSOURCE VP --      RIVERSOURCE VP --
                                                   RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                        BALANCED              MANAGEMENT                BOND
JUNE 30, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $873,637,772, $941,488,777
    and $3,971,049,976)                              $  932,093,278          $941,488,777          $4,094,381,011
  Affiliated money market fund
  (identified cost $9,755,503, $-- and
    $70,767,108)                                          9,755,503                    --              70,767,108
  Investments of cash collateral received for
     securities on loan
  (identified cost $83,762,507, $-- and
    $641,388,162)                                        83,762,507                    --             641,388,162
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $967,155,782, $941,488,777
    and $4,683,205,246)                               1,025,611,288           941,488,777           4,806,536,281
Cash                                                         11,200               117,968                      --
Capital shares receivable                                        --               788,322               1,327,255
Foreign currency holdings
  (identified cost $73,224, $-- and
    $1,281,192)                                              72,101                    --               1,261,552
Dividends and accrued interest receivable                 3,899,185                13,810              31,069,115
Receivable for investment securities sold                22,174,706                    --             706,351,062
Receivable from Investment Manager                               --               301,683                      --
Variation margin receivable on futures
  contracts                                                      --                    --                 528,194
Reclaims receivable                                           6,380                    --                  39,347
Unrealized appreciation on forward foreign
  currency contracts                                             --                    --                 355,587
------------------------------------------------------------------------------------------------------------------
Total assets                                          1,051,774,860           942,710,560           5,547,468,393
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                   --                    --               1,467,125
Dividends payable to shareholders                                --                   258                      --
Capital shares payable                                    1,300,000             1,903,954               2,483,421
Payable for investment securities purchased              18,771,956                    --             568,846,772
Payable for securities purchased on a
  forward-commitment basis                               59,635,840                    --             629,783,048
Payable upon return of securities loaned                 83,762,507                    --             641,388,162
Variation margin payable on futures contracts                   641                    --                      --
Unrealized depreciation on forward foreign
  currency contracts                                             --                    --               1,657,474
Accrued investment management services fees                 443,873               266,142               1,873,026
Accrued distribution fees                                   104,689                86,304                 232,460
Accrued transfer agency fees                                 51,465                49,447                 264,834
Accrued administrative services fees                         48,321                46,616                 248,398
Other accrued expenses                                      137,343               133,886                 530,137
------------------------------------------------------------------------------------------------------------------
Total liabilities                                       164,256,635             2,486,607           1,848,774,857
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $  887,518,225          $940,223,953          $3,698,693,536
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                              $           --          $  9,402,240          $    3,459,402
Additional paid-in capital                                       --           933,449,462           3,525,868,945
Undistributed (excess of distributions over)
  net investment income                                          --               (21,996)             97,045,756
Accumulated net realized gain (loss)                             --            (2,605,753)            (49,802,668)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and
  liabilities in foreign currencies                              --                    --             122,122,101
Partners' capital                                       887,518,225                    --                      --
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                              $  887,518,225          $940,223,953          $3,698,693,536
------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                         $   81,333,729          $         --          $  628,120,019
------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class 1                  N/A           $188,117,121          $1,878,365,575
                                          Class 2                  N/A           $      5,001          $        5,087
                                          Class 3         $887,518,225           $752,101,831          $1,820,322,874
Outstanding shares of beneficial
  interest:                               Class 1                  N/A            188,117,121             175,746,629
                                          Class 2                  N/A                  5,001                     476
                                          Class 3           75,923,791            752,101,831             170,193,096
Net asset value per share:                Class 1                  N/A           $       1.00          $        10.69
                                          Class 2                  N/A           $       1.00          $        10.69
                                          Class 3         $      11.69           $       1.00          $        10.70
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
248  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                      DIVERSIFIED              DYNAMIC                 GLOBAL
                                                     EQUITY INCOME              EQUITY                  BOND
JUNE 30, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $2,463,322,331,
    $1,190,789,760 and $1,361,231,647)               $2,578,672,793         $1,180,799,629         $1,390,850,200
  Affiliated money market fund
  (identified cost $22,864,099, $3,157,939
    and $6,129,659)                                      22,864,099              3,157,939              6,129,659
  Investments of cash collateral received for
     securities on loan
  (identified cost $570,381,079, $210,104,965
    and $10,080,799)                                    570,381,079            210,104,965             10,080,799
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $3,056,567,509,
    $1,404,052,664 and $1,377,442,105)                3,171,917,971          1,394,062,533          1,407,060,658
Cash                                                             --                  1,433                371,785
Capital shares receivable                                   180,579                     --                338,586
Foreign currency holdings
  (identified cost $--, $1,716 and
    $26,462,076)                                                 --                  1,640             26,565,868
Dividends and accrued interest receivable                 4,434,924              1,407,257             19,560,105
Receivable for investment securities sold                 6,010,319            126,412,182              6,008,034
Unrealized appreciation on forward foreign
  currency contracts                                             --                     --                713,527
Receivable from the Investment Manager                           --                     --                 35,609
Reclaims receivable                                          89,021                 47,378                363,346
------------------------------------------------------------------------------------------------------------------
Total assets                                          3,182,632,814          1,521,932,423          1,461,017,518
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                3,466                     --                     --
Capital shares payable                                    3,662,930              1,896,545              1,908,016
Payable for investment securities purchased              12,250,479            113,176,811              6,001,430
Payable upon return of securities loaned                570,381,079            210,104,965             10,080,799
Variation margin payable on futures contracts                    --                 41,325                 11,864
Unrealized depreciation on forward foreign
  currency contracts                                             --                     --              1,152,168
Accrued investment management services fees               1,539,496                685,225                923,756
Accrued distribution fees                                   182,027                144,050                 68,441
Accrued transfer agency fees                                165,560                 70,826                 86,137
Accrued administrative services fees                        140,068                 64,399                104,696
Other accrued expenses                                      331,690                152,805                213,868
------------------------------------------------------------------------------------------------------------------
Total liabilities                                       588,656,795            326,336,951             20,551,175
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $2,593,976,019         $1,195,595,472         $1,440,466,343
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                              $           --         $           --         $    1,290,434
Additional paid-in capital                                       --                     --          1,420,307,746
Undistributed (excess of distributions over)
  net investment income                                          --                     --             (2,378,267)
Accumulated net realized gain (loss)                             --                     --             (5,181,191)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and
  liabilities in foreign currencies                              --                     --             26,427,621
Partners' capital                                     2,593,976,019          1,195,595,472                     --
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                              $2,593,976,019         $1,195,595,472         $1,440,466,343
------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                         $  551,233,040         $  200,236,654         $   35,871,478
------------------------------------------------------------------------------------------------------------------





Net assets applicable to outstanding
  shares:                                  Class 1      $1,203,235,075        $        4,286          $910,191,003

                                           Class 2      $        4,317        $        4,286          $      4,977

                                           Class 3      $1,390,736,627        $1,195,586,900          $530,270,363

Outstanding shares of beneficial
  interest:                                Class 1         115,593,363                   278            81,545,186

                                           Class 2                 415                   278                   446

                                           Class 3         133,710,049            77,594,670            47,497,782

Net asset value per share:                 Class 1      $        10.41        $        15.42          $      11.16

                                           Class 2      $        10.40        $        15.42          $      11.16

                                           Class 3      $        10.40        $        15.41          $      11.16
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  249

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                   RIVERSOURCE VP --
                                                    GLOBAL INFLATION      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       PROTECTED              HIGH YIELD               INCOME
                                                       SECURITIES                BOND              OPPORTUNITIES
JUNE 30, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $2,256,197,736,
    $634,258,150 and $922,898,121)                   $2,196,240,769         $ 647,296,725          $  954,101,384
  Affiliated money market fund
  (identified cost $11,458,839, $9,859,789
    and $16,616,653)                                     11,458,839             9,859,789              16,616,653
  Investments of cash collateral received for
     securities on loan
  (identified cost $527,855,978, $28,916,150
    and $262,404,523)                                   527,855,978            28,916,150             262,404,523
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $2,795,512,553,
    $673,034,089 and $1,201,919,297)                  2,735,555,586           686,072,664           1,233,122,560
Cash                                                             --                   324                      --
Capital shares receivable                                   790,033                13,667                 225,724
Foreign currency holdings
  (identified cost $3,963,070, $-- and $--)               3,877,640                    --                      --
Dividends and accrued interest receivable                19,313,004            12,756,363              19,020,215
Variation margin receivable on futures
  contracts                                                 518,933                    --                      --
Receivable for investment securities sold                 2,669,600             6,200,599               3,474,459
Unrealized appreciation on forward foreign
  currency contracts                                      5,137,894                    --                      --
Margin deposits on futures contracts                      4,551,780                    --                      --
------------------------------------------------------------------------------------------------------------------
Total assets                                          2,772,414,470           705,043,617           1,255,842,958
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                          16,503,130                    --                      --
Capital shares payable                                    2,188,420             1,297,318               1,218,973
Payable for investment securities purchased                 533,610             5,940,320               3,126,541
Payable for securities purchased on a
  forward-commitment basis                                       --               352,488               2,202,158
Payable upon return of securities loaned                527,855,978            28,916,150             262,404,523
Unrealized depreciation on forward foreign
  currency contracts                                      1,418,123                    --                      --
Accrued investment management services fees                 889,143               357,363                 743,654
Accrued distribution fees                                    54,365                75,713                  40,143
Accrued transfer agency fees                                129,635                37,220                  76,560
Accrued administrative services fees                        133,138                41,630                  80,722
Other accrued expenses                                      266,388                84,170                 143,084
------------------------------------------------------------------------------------------------------------------
Total liabilities                                       549,971,930            37,102,372             270,036,358
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $2,222,442,540         $ 667,941,245          $  985,806,600
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                                   2,366,488         $   1,065,435          $    1,011,933
Additional paid-in capital                            2,254,815,260           854,938,347             877,721,789
Undistributed (excess of distributions over)
  net investment income                                (134,762,452)           28,947,289              71,807,112
Accumulated net realized gain (loss)                    161,788,330          (230,048,401)              4,062,503
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and
  liabilities in foreign currencies                     (61,765,086)           13,038,575              31,203,263
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                              $2,222,442,540         $ 667,941,245          $  985,806,600
------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                         $  605,594,944         $  28,496,166          $  256,906,483
------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class 1        $1,867,106,809          $      4,879           $736,997,845
                                          Class 2        $        5,016          $      4,876           $      4,896
                                          Class 3        $  355,330,715          $667,931,490           $248,803,859
Outstanding shares of beneficial
  interest:                               Class 1           198,841,463                   778             75,698,130
                                          Class 2                   534                   778                    503
                                          Class 3            37,806,766           106,541,993             25,494,702
Net asset value per share:                Class 1        $         9.39          $       6.27           $       9.74
                                          Class 2        $         9.39          $       6.27           $       9.73
                                          Class 3        $         9.40          $       6.27           $       9.76
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
250  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                        MID CAP                MID CAP                S&P 500
                                                         GROWTH                 VALUE                  INDEX
JUNE 30, 2010 (UNAUDITED)                                 FUND                   FUND                   FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $367,054,797, $667,862,830
    and $193,914,028)                                 $334,902,827           $642,303,483           $188,614,846
  Affiliated money market fund
  (identified cost $1,457,963, $14,145,178
    and $1,718,352)                                      1,457,963             14,145,178              1,718,352
  Investments of cash collateral received for
     securities on loan
  (identified cost $96,563,818, $81,100,865
    and $22,669,561)                                    96,563,818             81,100,865             22,669,561
------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $465,076,578, $763,108,873
    and $218,301,941)                                  432,924,608            737,549,526            213,002,759
Cash                                                            --                     --                     90
Dividends and accrued interest receivable                  173,932                630,937                263,499
Receivable for investment securities sold                8,767,241              2,988,884                160,122
Reclaims receivable                                            597                    508                     --
------------------------------------------------------------------------------------------------------------------
Total assets                                           441,866,378            741,169,855            213,426,470
------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payables                                    545,296                903,375                170,054
Payable for investment securities purchased              4,009,839              8,157,843                107,905
Payable upon return of securities loaned                96,563,818             81,100,865             22,669,561
Variation margin payable on futures contracts                   --                     --                 15,225
Accrued investment management services fees                231,047                374,821                 40,213
Accrued distribution fees                                   41,259                 15,233                 22,848
Accrued administrative services fees                        19,804                 31,646                 10,967
Accrued transfer agency fees                                20,294                 32,488                 11,236
Other accrued expenses                                      55,931                 45,763                 70,886
------------------------------------------------------------------------------------------------------------------
Total liabilities                                      101,487,288             90,662,034             23,118,895
------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $340,379,090           $650,507,821           $190,307,575
------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                     $340,379,090           $650,507,821           $190,307,575
------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                               $340,379,090           $650,507,821           $190,307,575
------------------------------------------------------------------------------------------------------------------
*Value of securities on loan                          $ 92,348,826           $ 78,346,009           $ 21,924,305
------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class 1         $      4,154           $532,167,028                    N/A
                                          Class 2         $      4,152           $      4,218                    N/A
                                          Class 3         $340,370,784           $118,336,575           $190,307,575
Outstanding shares of beneficial
  interest:                               Class 1                  376             63,570,993                    N/A
                                          Class 2                  376                    504                    N/A
                                          Class 3           30,820,304             14,140,254             27,188,659
Net asset value per share:                Class 1         $      11.05           $       8.37                    N/A
                                          Class 2         $      11.04           $       8.37                    N/A
                                          Class 3         $      11.04           $       8.37           $       7.00
----------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  251

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                     RIVERSOURCE VP --                          SELIGMAN VP --
                                                       SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                      U.S. GOVERNMENT           GROWTH               VALUE
JUNE 30, 2010 (UNAUDITED)                                   FUND                 FUND                FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $972,504,884, $205,438,560
    and $19,582,917)                                   $  979,771,440        $202,929,547         $20,912,055
  Affiliated money market fund
  (identified cost $249,220,266, $2,095,593 and
    $358,038)                                             249,220,266           2,095,593             358,038
  Investments of cash collateral received for
     securities on loan
  (identified cost $67,347,748, $34,819,772 and
    $2,754,999)                                            67,347,748          34,819,772           2,754,999
--------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,289,072,898, $242,353,925
    and $22,695,954)                                    1,296,339,454         239,844,912          24,025,092
Capital shares receivable                                   1,748,367               2,625             146,525
Cash                                                           26,887                  75                  --
Dividends and accrued interest receivable                   2,835,183             209,471              34,449
Receivable for investment securities sold                 120,073,638             632,571                  --
Variation margin receivable on futures
  contracts                                                    33,954                  --                  --
Reclaims receivable                                                --              28,140                 150
--------------------------------------------------------------------------------------------------------------
Total assets                                            1,421,057,483         240,717,794          24,206,216
--------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                        676,408             254,317                 464
Payable for investment securities purchased               129,621,680           1,042,348             281,013
Payable for securities purchased on a forward-
  commitment basis                                        153,137,928                  --                  --
Payable upon return of securities loaned                   67,347,748          34,819,772           2,754,999
Accrued investment management services fees                   344,201             118,399              11,555
Accrued distribution fees                                      50,485              24,667               2,407
Accrued transfer agency fees                                   43,763              12,130               1,180
Accrued administrative services fees                           48,830              11,840               1,155
Other accrued expenses                                         72,834              42,441              19,447
--------------------------------------------------------------------------------------------------------------
Total liabilities                                         351,343,877          36,325,914           3,072,220
--------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares            $1,069,713,606        $204,391,880         $21,133,996
--------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value        $    1,039,966        $         --         $        --
Additional paid-in capital                              1,078,530,351                  --                  --
Undistributed net investment income                         3,444,556                  --                  --
Accumulated net realized gain (loss)                      (19,325,358)                 --                  --
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                     6,024,091                  --                  --
Partners' capital                                                  --         204,391,880          21,133,996
--------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                   $1,069,713,606        $204,391,880         $21,133,996
--------------------------------------------------------------------------------------------------------------
*Value of securities on loan                           $  271,552,363        $ 33,675,841         $ 2,650,239
--------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class 1         $622,345,083         $      4,259         $     4,237
                                             Class 2         $      5,039         $      4,259         $     4,237
                                             Class 3         $447,363,484         $204,383,362         $21,125,522
Outstanding shares of beneficial interest:   Class 1           60,505,727                  789                 524
                                             Class 2                  490                  789                 524
                                             Class 3           43,490,421           37,825,548           2,613,083
Net asset value per share:                   Class 1         $      10.29         $       5.40         $      8.09
                                             Class 2         $      10.28         $       5.40         $      8.09
                                             Class 3         $      10.29         $       5.40         $      8.08
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
252  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                  SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                    SMALLER-CAP            EMERGING              INTERNATIONAL
                                                       VALUE                MARKETS               OPPORTUNITY
JUNE 30, 2010 (UNAUDITED)                              FUND                  FUND                    FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $47,922,565, $738,174,421
    and $434,663,141)                               $71,626,753          $816,183,073            $ 447,907,439
  Affiliated money market fund
  (identified cost $41,435, $16,916,337 and
    $6,816,611)                                          41,435            16,916,337                6,816,611
  Investments of cash collateral received
     for securities on loan
  (identified cost $21,755,186, $30,255,892
    and $40,809,139)                                 21,755,186            30,255,892               40,809,139
----------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $69,719,186, $785,346,650
    and $482,288,891)                                93,423,374           863,355,302              495,533,189
Cash                                                      3,481                    --                       --
Foreign currency holdings
  (identified cost $--, $3,927,027 and
    $1,533,060)                                              --             3,942,789                1,512,823
Receivable from Investment Manager                           --                30,830                       --
Dividends and accrued interest receivable                11,513             1,808,126                  684,007
Receivable for investment securities sold                    --               943,632                2,637,628
Reclaims receivable                                          --                19,196                1,307,999
----------------------------------------------------------------------------------------------------------------
Total assets                                         93,438,368           870,099,875              501,675,646
----------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                              --                 1,889                       --
Capital shares payable                                   46,529               930,156                  667,957
Payable for investment securities purchased                  --                 8,234                  807,325
Payable upon return of securities loaned             21,755,186            30,255,892               40,809,139
Accrued investment management services fees              55,351               836,586                  337,606
Accrued distribution fees                                 8,758                55,177                   53,542
Accrued transfer agency fees                              4,306                47,826                   26,312
Accrued administrative services fees                      5,605                60,635                   34,267
Other accrued expenses                                   27,296               269,653                  103,686
----------------------------------------------------------------------------------------------------------------
Total liabilities                                    21,903,031            32,466,048               42,839,834
----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares         $71,535,337          $837,633,827            $ 458,835,812
----------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                             $        --          $    597,090            $     481,435
Additional paid-in capital                                   --           849,790,122              741,500,596
Excess of distributions over net investment
  income                                                     --            (1,388,528)                (931,705)
Accumulated net realized gain (loss)                         --           (89,471,220)            (295,602,142)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and
  liabilities in foreign currencies                          --            78,106,363               13,387,628
Partners' capital                                    71,535,337                    --                       --
----------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable
  to outstanding shares                             $71,535,337          $837,633,827            $ 458,835,812
----------------------------------------------------------------------------------------------------------------
*Value of securities on loan                        $20,991,372          $ 28,642,758            $  38,120,694
----------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class 1        $     4,207          $383,443,524            $      4,506
                                          Class 2        $     4,207          $      4,487            $      4,506
                                          Class 3        $71,526,923          $454,185,816            $458,826,800
Outstanding shares of beneficial
  interest:                               Class 1                481            27,331,880                     473
                                          Class 2                481                   320                     473
                                          Class 3          8,175,181            32,376,810              48,142,547
Net asset value per share:                Class 1        $      8.75          $      14.03            $       9.53
                                          Class 2        $      8.75          $      14.02            $       9.53
                                          Class 3        $      8.75          $      14.03            $       9.53
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  253

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                                            VP --               VP --
                                                         VP --          GOLDMAN SACHS         PARTNERS
                                                    DAVIS NEW YORK         MID CAP            SMALL CAP
                                                        VENTURE             VALUE               VALUE
JUNE 30, 2010 (UNAUDITED)                                FUND                FUND               FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers*
  (identified cost $1,000,931,808,
    $710,099,521 and $1,000,629,649)                $1,092,093,194       $662,753,054      $1,053,949,645
  Affiliated money market fund
  (identified cost $62,105,382, $26,296,549
    and $80,845,795)                                    62,105,382         26,296,549          80,845,795
  Investments of cash collateral received for
     securities on loan
  (identified cost $243,972,034, $-- and
    $333,995,537)                                      243,972,034                 --         333,995,537
---------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,307,009,224,
    $736,396,070 and $1,415,470,981)                 1,398,170,610        689,049,603       1,468,790,977
Cash                                                            --                 --             103,423
Capital shares receivable                                  128,663            173,960             135,434
Dividends and accrued interest receivable                2,049,113            795,998           1,184,747
Receivable for investment securities sold                  497,834          8,691,699           3,772,020
Receivable from Investment Manager                          58,591                 --              42,048
Reclaims receivable                                        133,664                346               3,355
---------------------------------------------------------------------------------------------------------
Total assets                                         1,401,038,475        698,711,606       1,474,032,004
---------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                   1,421,941            780,786           1,534,577
Payable for investment securities purchased             14,384,443         20,985,653           5,495,994
Payable upon return of securities loaned               243,972,034                 --         333,995,537
Accrued investment management services fees                983,274            474,682           1,071,839
Accrued distribution fees                                   21,294              1,511              37,641
Accrued transfer agency fees                                86,522             37,101              71,894
Accrued administrative services fees                        76,602             36,016              88,475
Other accrued expenses                                     496,564             26,200             135,568
---------------------------------------------------------------------------------------------------------
Total liabilities                                      261,442,674         22,341,949         342,431,525
---------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares         $1,139,595,801       $676,369,657      $1,131,600,479
---------------------------------------------------------------------------------------------------------

REPRESENTED BY
Partners' capital                                   $1,139,595,801       $676,369,657      $1,131,600,479
---------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                $1,139,595,801       $676,369,657      $1,131,600,479
---------------------------------------------------------------------------------------------------------
*Value of securities on loan                        $  235,645,557       $         --      $  320,649,945
---------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class 1      $1,067,455,648       $663,893,576       $887,104,401
                                            Class 2      $        4,332       $      4,167       $      4,232
                                            Class 3      $   72,135,821       $ 12,471,914       $244,491,846
Outstanding shares of beneficial interest:  Class 1         129,177,875         76,285,699         73,078,204
                                            Class 2                 524                479                349
                                            Class 3           8,730,172          1,432,534         20,158,610
Net asset value per share:                  Class 1      $         8.26       $       8.70       $      12.14
                                            Class 2      $         8.27       $       8.70       $      12.13
                                            Class 3      $         8.26       $       8.71       $      12.13
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
254  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------

                                                                          RIVERSOURCE VP --      RIVERSOURCE VP --
                                                   RIVERSOURCE VP --             CASH               DIVERSIFIED
                                                        BALANCED              MANAGEMENT                BOND
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $  6,920,679           $        --            $         --
Interest                                                 7,462,239               949,793             119,628,930
Income distributions from affiliated money
  market fund                                               19,586                    --                 297,361
Income from securities lending -- net                      109,394                    --                 699,186
Foreign taxes withheld                                     (34,397)                   --                 (49,347)
------------------------------------------------------------------------------------------------------------------
Total income                                            14,477,501               949,793             120,576,130
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                      2,759,891             1,448,418              11,970,122
Distribution fees
  Class 2                                                       --                     2                       2
  Class 3                                                  613,133               531,596               3,054,099
Transfer agency fees
  Class 1                                                       --                 8,243                 199,416
  Class 2                                                       --                     1                       1
  Class 3                                                  296,432               256,959               1,476,785
Administrative services fees                               281,907               253,793               1,571,921
Compensation of board members                               15,923                14,050                  91,075
Custodian fees                                              38,255                10,860                  99,500
Printing and postage                                       103,900               132,550                 462,000
Professional fees                                           28,268                21,534                  71,757
Other                                                       35,750                24,362                 451,764
------------------------------------------------------------------------------------------------------------------
Total expenses                                           4,173,459             2,702,368              19,448,442
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                       --            (1,789,684)                     --
------------------------------------------------------------------------------------------------------------------
Total net expenses                                       4,173,459               912,684              19,448,442
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         10,304,042                37,109             101,127,688
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 25,970,811            (2,226,789)            156,458,279
  Foreign currency transactions                                594                    --               5,379,530
  Futures contracts                                     (1,398,288)                   --             (19,629,234)
  Options contracts written                                (82,915)                   --                 559,737
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 24,490,202            (2,226,789)            142,768,312
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                   (79,202,769)                   --              44,069,519
Increase from payments by affiliate (Note 12)                   --             2,226,789                      --
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (54,712,567)                   --             186,837,831
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           $(44,408,525)          $    37,109            $287,965,519
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  255

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                   RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                      DIVERSIFIED              DYNAMIC                 GLOBAL
                                                     EQUITY INCOME              EQUITY                  BOND
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                            $  42,384,787          $  12,699,852           $         --
Interest                                                   371,865                 29,339             42,166,873
Income distributions from affiliated money
  market fund                                              109,872                  9,763                 30,232
Income from securities lending -- net                      804,198                325,842                 25,104
Foreign taxes withheld                                    (110,928)                    --               (201,389)
------------------------------------------------------------------------------------------------------------------
Total income                                            43,559,794             13,064,796             42,020,820
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                     11,994,609              4,233,989              5,529,288
Distribution fees
  Class 2                                                        2                     --                      2
  Class 3                                                2,094,418                843,048                915,806
Transfer agency fees
  Class 1                                                  104,125                      1                 66,141
  Class 2                                                        1                     --                      1
  Class 3                                                1,012,511                407,609                442,834
Administrative services fees                               923,750                374,402                626,475
Compensation of board members                               61,258                 21,946                 27,503
Custodian fees                                              29,270                 14,260                111,600
Printing and postage                                       316,700                135,995                129,550
Professional fees                                           47,111                 30,475                 30,043
Other                                                       87,290                 25,009                 66,198
------------------------------------------------------------------------------------------------------------------
Total expenses                                          16,671,045              6,086,734              7,945,441
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                       --                     --                (87,559)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                      16,671,045              6,086,734              7,857,882
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         26,888,749              6,978,062             34,162,938
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 83,351,647             48,795,557              8,087,256
  Foreign currency transactions                               (239)                (1,357)            (1,227,245)
  Futures contracts                                             --                150,449                530,353
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 83,351,408             48,944,649              7,390,364
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                  (351,341,231)          (135,767,999)           (54,209,190)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                          (267,989,823)           (86,823,350)           (46,818,826)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $(241,101,074)         $ (79,845,288)          $(12,655,888)
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
256  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                   RIVERSOURCE VP --
                                                    GLOBAL INFLATION      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                       PROTECTED              HIGH YIELD               INCOME
                                                       SECURITIES                BOND              OPPORTUNITIES
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Interest                                             $  41,784,724           $ 30,729,368          $  79,624,744
Income distributions from affiliated money
  market fund                                               68,746                 18,957                 76,943
Income from securities lending -- net                      346,169                 29,628                314,622
------------------------------------------------------------------------------------------------------------------
Total income                                            42,199,639             30,777,953             80,016,309
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                      5,079,817              2,071,496              5,686,492
Distribution fees
  Class 2                                                        2                      2                      2
  Class 3                                                1,234,707                438,879              1,031,031
Transfer agency fees
  Class 1                                                  133,033                      1                 77,098
  Class 2                                                        1                      1                      1
  Class 3                                                  597,005                212,200                498,520
Administrative services fees                               761,471                240,611                608,229
Compensation of board members                               39,071                 11,395                 32,229
Custodian fees                                             104,550                 12,495                 25,715
Printing and postage                                       190,200                 51,850                 79,208
Professional fees                                           33,802                 18,838                 29,026
Other                                                      185,139                 17,593                 49,014
------------------------------------------------------------------------------------------------------------------
Total expenses                                           8,358,798              3,075,361              8,116,565
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                  (51,870)                    --                     --
------------------------------------------------------------------------------------------------------------------
Total net expenses                                       8,306,928              3,075,361              8,116,565
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         33,892,711             27,702,592             71,899,744
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 13,162,573             20,877,207             82,455,448
  Foreign currency transactions                        144,055,255                     --                     --
  Futures contracts                                      3,970,204                     --                     --
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                161,188,032             20,877,207             82,455,448
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                  (132,920,519)           (26,514,135)          (100,822,665)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                            28,267,513             (5,636,928)           (18,367,217)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $  62,160,224           $ 22,065,664          $  53,532,527
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  257

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                   RIVERSOURCE VP --      RIVERSOURCE VP --      RIVERSOURCE VP --
                                                        MID CAP                MID CAP                S&P 500
                                                         GROWTH                 VALUE                  INDEX
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                FUND                   FUND                   FUND
INVESTMENT INCOME
Income:
Dividends                                             $  1,082,224           $  2,776,884           $  2,092,478
Interest                                                        --                 20,366                  6,478
Income distributions from affiliated money
  market fund                                                7,286                 22,669                    939
Income from securities lending -- net                      437,739                 66,813                 15,582
Foreign taxes withheld                                      (1,888)               (16,541)                    --
------------------------------------------------------------------------------------------------------------------
Total income                                             1,525,361              2,870,191              2,115,477
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                      1,499,884              1,149,025                236,486
Distribution fees                                                                                        134,368
  Class 2                                                        2                      2                     --
  Class 3                                                  240,482                138,505                     --
Transfer agency fees                                                                                      64,968
  Class 1                                                        1                 27,755                     --
  Class 2                                                        1                      1                     --
  Class 3                                                  116,289                 66,979                     --
Administrative services fees                               115,428                 93,618                 64,495
Compensation of board members                                6,244                  4,427                  3,496
Custodian fees                                               8,110                  6,710                 25,335
Printing and postage                                        22,260                 24,450                 14,617
Licensing fees                                                  --                     --                 10,620
Professional fees                                           13,361                 12,992                 12,035
Other                                                        9,882                  7,909                  5,179
------------------------------------------------------------------------------------------------------------------
Total expenses                                           2,031,944              1,532,373                571,599
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                       --                     --                 (1,830)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                       2,031,944              1,532,373                569,769
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (506,583)             1,337,818              1,545,708
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 42,530,413             12,392,946              2,745,366
  Foreign currency transactions                                 --                   (669)                    --
  Futures contracts                                             --                     --                 (9,790)
  Options contracts written                                139,749                     --                     --
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 42,670,162             12,392,277              2,735,576
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                   (55,310,522)           (56,415,625)           (17,838,838)
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (12,640,360)           (44,023,348)           (15,103,262)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           $(13,146,943)          $(42,685,530)          $(13,557,554)
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
258  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                     RIVERSOURCE VP --                          SELIGMAN VP --
                                                       SHORT DURATION       SELIGMAN VP --        LARGER-CAP
                                                      U.S. GOVERNMENT           GROWTH               VALUE
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                  FUND                 FUND                FUND
INVESTMENT INCOME
Income:
Dividends                                               $        --          $  1,354,091         $   178,346
Interest                                                  5,734,099                    --                 311
Income distributions from affiliated money
  market fund                                                61,295                 2,362                 310
Income from securities lending -- net                        12,727                 7,899                 683
Foreign taxes withheld                                           --               (15,212)                 --
--------------------------------------------------------------------------------------------------------------
Total income                                              5,808,121             1,349,140             179,650
--------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                       1,357,695               737,785              59,958
Distribution fees
  Class 2                                                         2                     2                   2
  Class 3                                                   309,646               145,911              11,143
Transfer agency fees
  Class 1                                                    21,270                     1                   1
  Class 2                                                         1                     1                   1
  Class 3                                                   149,677                70,544               5,392
Administrative services fees                                196,210                70,036               5,350
Compensation of board members                                 8,311                 3,800                 279
Custodian fees                                               18,785                 9,505               1,033
Printing and postage                                         42,510                23,245                  --
Professional fees                                            16,844                13,566              12,955
Other                                                        14,427                 7,952               1,290
--------------------------------------------------------------------------------------------------------------
Total expenses                                            2,135,378             1,082,348              97,404
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                                   --                    --              (6,417)
--------------------------------------------------------------------------------------------------------------
Total net expenses                                        2,135,378             1,082,348              90,987
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           3,672,743               266,792              88,663
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   5,546,453            30,829,786             164,402
  Futures contracts                                         105,277                    --                  --
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   5,651,730            30,829,786             164,402
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                      3,868,562           (46,608,227)         (1,325,046)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                              9,520,292           (15,778,441)         (1,160,644)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       $13,193,035          $(15,511,649)        $(1,071,981)
--------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  259

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                  SELIGMAN VP --      THREADNEEDLE VP --      THREADNEEDLE VP --
                                                    SMALLER-CAP            EMERGING              INTERNATIONAL
                                                       VALUE                MARKETS               OPPORTUNITY
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)             FUND                  FUND                    FUND
INVESTMENT INCOME
Income:
Dividends                                           $   162,185          $  11,472,346           $  7,800,578
Interest                                                     --                    617                     --
Income distributions from affiliated money
  market fund                                               135                 18,032                  5,040
Income from securities lending -- net                     3,009                 40,167                231,411
Foreign taxes withheld                                       --               (823,722)              (884,803)
----------------------------------------------------------------------------------------------------------------
Total income                                            165,329             10,707,440              7,152,226
----------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                     355,942              4,620,049              1,855,821
Distribution fees
  Class 2                                                    --                      2                      2
  Class 3                                                49,908                502,774                323,381
Transfer agency fees
  Class 1                                                     1                 26,730                      1
  Class 2                                                    --                      1                     --
  Class 3                                                24,133                243,025                156,294
Administrative services fees                             31,942                347,125                206,238
Compensation of board members                             1,292                 14,606                  8,483
Custodian fees                                            2,634                360,700                 60,780
Printing and postage                                      5,512                 41,130                 23,350
Professional fees                                        10,857                 41,269                 17,622
Foreign transaction tax                                      --                342,009                     --
Other                                                     2,821                 23,581                  9,387
----------------------------------------------------------------------------------------------------------------
Total expenses                                          485,042              6,563,001              2,661,359
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates                  (939)              (257,387)                    --
----------------------------------------------------------------------------------------------------------------
Total expenses                                          484,103              6,305,614              2,661,359
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                        (318,774)             4,401,826              4,490,867
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                               2,823,153             79,090,158              7,432,115
  Foreign currency transactions                              --                274,307                  2,563
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               2,823,153             79,364,465              7,434,678
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                 (4,980,661)          (145,715,595)           (66,033,581)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         (2,157,508)           (66,351,130)           (58,598,903)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $(2,476,282)         $ (61,949,304)          $(54,108,036)
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
260  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------





                                                                              VP --              VP --
                                                           VP --          GOLDMAN SACHS        PARTNERS
                                                      DAVIS NEW YORK         MID CAP           SMALL CAP
                                                          VENTURE             VALUE              VALUE
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                 FUND                FUND              FUND
INVESTMENT INCOME
Income:
Dividends                                              $  14,364,582       $  1,441,674      $  9,470,740
Interest                                                     483,501                 --               194
Income distributions from affiliated money
  market fund                                                121,119             15,904           122,927
Income from securities lending -- net                        286,493                 --           523,253
Foreign taxes withheld                                      (427,967)              (286)          (77,490)
---------------------------------------------------------------------------------------------------------
Total income                                              14,827,728          1,457,292        10,039,624
---------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        7,589,471            648,435         6,574,079
Distribution fees
  Class 2                                                          2                 --                --
  Class 3                                                  1,023,934              8,650           723,244
Transfer agency fees
  Class 1                                                    104,180             46,795            67,454
  Class 2                                                          1                 --                --
  Class 3                                                    494,977              4,183           349,789
Administrative services fees                                 529,435             49,647           520,149
Compensation of board members                                 33,525              1,642            22,531
Custodian fees                                                40,380             10,350            24,780
Printing and postage                                         409,806              1,998            93,450
Professional fees                                             26,636              9,603            20,857
Other                                                         52,947              4,656            38,495
---------------------------------------------------------------------------------------------------------
Total expenses                                            10,305,294            785,959         8,434,828
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                              (171,214)           (13,186)         (125,145)
---------------------------------------------------------------------------------------------------------
Total net expenses                                        10,134,080            772,773         8,309,683
---------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                            4,693,648            684,519         1,729,941
---------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   38,145,195           (648,644)       77,916,572
  Foreign currency transactions                              (32,956)                11                --
---------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   38,112,239           (648,633)       77,916,572
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                                    (167,067,105)       (49,259,030)      (86,931,140)
Increase in payments by affiliate (Note 12)                       --             22,763                --
---------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                            (128,954,866)       (49,884,900)       (9,014,568)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $(124,261,218)      $(49,200,381)     $ (7,284,627)
---------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  261

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                     RIVERSOURCE VP --                     RIVERSOURCE VP --
                                                       BALANCED FUND                     CASH MANAGEMENT FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010      DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   10,304,042     $   26,294,943      $      37,109     $      917,661
Net realized gain (loss) on investments          24,490,202       (137,066,296)        (2,226,789)        (2,770,034)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                            (79,202,769)       322,604,644                 --                243
Increase from payments by affiliate (Note
  12)                                                    --                 --          2,226,789            960,033
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (44,408,525)       211,833,291             37,109           (892,097)
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                             N/A                N/A             (1,416)               N/A
    Class 2                                             N/A                N/A                 (1)               N/A
    Class 3                                              --                 --            (42,202)          (940,288)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                      --                 --            (43,619)          (940,288)
--------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                               N/A                N/A        191,311,678                N/A
  Class 2                                               N/A                N/A              5,000                N/A
  Class 3                                         4,027,623         86,175,958         97,778,325        215,461,385
Reinvestment of distributions at net asset
  value
  Class 1                                               N/A                N/A              1,365                N/A
  Class 2                                               N/A                N/A                  1                N/A
  Class 3                                                --                 --             42,255         29,916,892
Payments for redemptions
  Class 1                                               N/A                N/A         (3,195,921)               N/A
  Class 3                                       (88,494,487)      (202,416,032)      (304,734,481)      (957,331,782)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            (84,466,864)      (116,240,074)       (18,791,778)      (711,953,505)
--------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note
  13)                                                    --                 --                 --              2,995
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (128,875,389)        95,593,217        (18,798,288)      (713,782,895)
Net assets at beginning of period             1,016,393,614        920,800,397        959,022,241      1,672,805,136
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $  887,518,225     $1,016,393,614      $ 940,223,953     $  959,022,241
--------------------------------------------------------------------------------------------------------------------
Excess of distributions over net
  investment income                          $           --     $           --      $     (21,996)    $      (15,486)
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
262  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     RIVERSOURCE VP --                     RIVERSOURCE VP --
                                                   DIVERSIFIED BOND FUND            DIVERSIFIED EQUITY INCOME FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010      DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $   101,127,688    $  207,232,999     $    26,888,749    $   68,250,387
Net realized gain (loss) on investments          142,768,312       (14,972,150)         83,351,408      (767,463,708)
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                              44,069,519       475,084,198        (351,341,231)    1,567,991,626
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      287,965,519       667,345,047        (241,101,074)      868,778,305
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                     (107,294,946)              N/A                  --               N/A
    Class 2                                             (289)              N/A                  --               N/A
    Class 3                                     (102,696,781)     (211,460,070)                 --                --
--------------------------------------------------------------------------------------------------------------------
Total distributions                             (209,992,016)     (211,460,070)                 --                --
--------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                      4,421,470,802               N/A       2,293,566,165               N/A
  Class 2                                              5,000               N/A               5,000               N/A
  Class 3                                        229,431,477     1,217,599,988          81,928,296       638,878,373
Reinvestment of distributions at net asset
  value
  Class 1                                        107,294,946               N/A                  --               N/A
  Class 2                                                289               N/A                  --               N/A
  Class 3                                        102,696,781       211,460,070                  --                --
Payments for redemptions
  Class 1                                     (2,575,032,543)              N/A      (1,001,636,643)              N/A
  Class 3                                     (4,242,357,095)     (787,343,848)     (2,396,102,244)     (415,452,098)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                          (1,956,490,343)      641,716,210      (1,022,239,426)      223,426,275
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (1,878,516,840)    1,097,601,187      (1,263,340,500)    1,092,204,580
Net assets at beginning of period              5,577,210,376     4,479,609,189       3,857,316,519     2,765,111,939
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $ 3,698,693,536    $5,577,210,376     $ 2,593,976,019    $3,857,316,519
--------------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    97,045,756    $  205,910,084     $            --    $           --
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  263

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                     RIVERSOURCE VP --                     RIVERSOURCE VP --
                                                    DYNAMIC EQUITY FUND                    GLOBAL BOND FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010      DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    6,978,062     $   23,706,932     $    34,162,938    $   41,899,528
Net realized gain (loss) on investments          48,944,649       (160,754,021)          7,390,364         8,253,829
Net change in unrealized appreciation
  (depreciation) on investments and on
  translation of assets and liabilities in
  foreign currencies                           (135,767,999)       412,011,998         (54,209,190)      110,250,697
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (79,845,288)       274,964,909         (12,655,888)      160,404,054
--------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                              --                N/A         (16,081,678)              N/A
    Class 2                                              --                N/A                 (86)              N/A
    Class 3                                              --                 --         (22,652,404)      (27,430,312)
--------------------------------------------------------------------------------------------------------------------
Total distributions                                      --                 --         (38,734,168)      (27,430,312)
--------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                             5,000                N/A       1,256,042,004               N/A
  Class 2                                             5,000                N/A               5,000               N/A
  Class 3                                         8,843,053         25,674,130          91,996,800       346,520,199
Reinvestment of distributions at net asset
  value
  Class 1                                                --                N/A          16,081,678               N/A
  Class 2                                                --                N/A                  86               N/A
  Class 3                                                --                 --          22,652,404        27,430,312
Payments for redemptions
  Class 1                                                --                N/A        (356,068,205)              N/A
  Class 3                                      (126,625,773)      (256,016,542)     (1,214,950,087)     (270,318,952)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                           (117,772,720)      (230,342,412)       (184,240,320)      103,631,559
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets        (197,618,008)        44,622,497        (235,630,376)      236,605,301
Net assets at beginning of period             1,393,213,480      1,348,590,983       1,676,096,719     1,439,491,418
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $1,195,595,472     $1,393,213,480     $ 1,440,466,343    $1,676,096,719
--------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                $           --     $           --     $    (2,378,267)   $    2,192,963
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
264  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     RIVERSOURCE VP --
                                                GLOBAL INFLATION PROTECTED                RIVERSOURCE VP --
                                                      SECURITIES FUND                    HIGH YIELD BOND FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    33,892,711    $   22,155,688      $ 27,702,592      $  61,178,931
Net realized gain (loss) on investments          161,188,032       (46,566,016)       20,877,207        (54,264,209)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                         (132,920,519)      135,306,652       (26,514,135)       267,169,013
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       62,160,224       110,896,324        22,065,664        274,083,735
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                      (47,361,538)              N/A              (456)               N/A
    Class 2                                             (125)              N/A              (454)               N/A
    Class 3                                       (8,452,422)     (140,925,993)      (62,429,797)       (66,133,408)
  Net realized gain
    Class 1                                       (3,537,417)              N/A                --                N/A
    Class 2                                              (10)              N/A                --                N/A
    Class 3                                         (675,027)          (70,216)               --                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions                              (60,026,539)     (140,996,209)      (62,430,707)       (66,133,408)
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                      2,343,190,155               N/A             5,000                N/A
  Class 2                                              5,000               N/A             5,000                N/A
  Class 3                                        158,836,397     1,318,030,215         7,351,520         55,058,758
Reinvestment of distributions at net asset
  value
  Class 1                                         50,898,955               N/A               456                N/A
  Class 2                                                135               N/A               454                N/A
  Class 3                                          9,127,449       140,996,209        62,429,797         66,133,408
Payments for redemptions
  Class 1                                       (479,107,366)              N/A                --                N/A
  Class 3                                     (2,210,762,183)      (63,458,732)      (88,530,671)      (124,667,248)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            (127,811,458)    1,395,567,692       (18,738,444)        (3,475,082)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (125,677,773)    1,365,467,807       (59,103,487)       204,475,245
Net assets at beginning of period              2,348,120,313       982,652,506       727,044,732        522,569,487
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $ 2,222,442,540    $2,348,120,313      $667,941,245      $ 727,044,732
-------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                $  (134,762,452)   $ (112,841,078)     $ 28,947,289      $  63,675,404
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  265

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                     RIVERSOURCE VP --                    RIVERSOURCE VP --
                                                 INCOME OPPORTUNITIES FUND               MID CAP GROWTH FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net              $    71,899,744    $  114,573,235      $   (506,583)      $   (467,509)
Net realized gain (loss) on investments           82,455,448        (9,692,265)       42,670,162        (27,385,058)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                         (100,822,665)      323,045,735       (55,310,522)       179,272,787
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       53,532,527       427,926,705       (13,146,943)       151,420,220
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                      (86,658,856)              N/A                --                N/A
    Class 2                                             (575)              N/A                --                N/A
    Class 3                                      (28,828,422)      (61,732,606)               --                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions                             (115,487,853)      (61,732,606)               --                 --
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                      1,767,908,088               N/A             5,000                N/A
  Class 2                                              5,000               N/A             5,000                N/A
  Class 3                                         92,365,351       892,550,592         3,914,980         23,830,882
Reinvestment of distributions at net asset
  value
  Class 1                                         86,658,856               N/A                --                N/A
  Class 2                                                574               N/A                --                N/A
  Class 3                                         28,828,422        61,732,606                --                 --
Payments for redemptions
  Class 1                                     (1,032,766,004)              N/A                --                N/A
  Class 3                                     (1,899,147,596)      (72,105,876)      (30,476,943)       (51,401,227)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            (956,147,309)      882,177,322       (26,551,963)       (27,570,345)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets       (1,018,102,635)    1,248,371,421       (39,698,906)       123,849,875
Net assets at beginning of period              2,003,909,235       755,537,814       380,077,996        256,228,121
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $   985,806,600    $2,003,909,235      $340,379,090       $380,077,996
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income          $    71,807,112    $  115,395,221      $         --       $         --
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
266  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     RIVERSOURCE VP --                    RIVERSOURCE VP --
                                                     MID CAP VALUE FUND                   S&P 500 INDEX FUND
                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2010     DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                                (UNAUDITED)                          (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                $   1,337,818     $   3,508,090      $  1,545,708       $  3,772,992
Net realized gain (loss) on investments           12,392,277       (76,369,190)        2,735,576        (13,036,343)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                          (56,415,625)      149,501,530       (17,838,838)        55,854,226
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (42,685,530)       76,640,430       (13,557,554)        46,590,875
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                        570,556,263               N/A               N/A                N/A
  Class 2                                              5,000               N/A               N/A                N/A
  Class 3                                          3,282,932        26,207,378         5,017,590         22,317,549
Payments for redemptions
  Class 1                                         (2,731,434)              N/A               N/A                N/A
  Class 3                                       (120,309,322)     (107,852,643)      (21,409,440)       (41,840,675)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                             450,803,439       (81,645,265)      (16,391,850)       (19,523,126)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          408,117,909        (5,004,835)      (29,949,404)        27,067,749
Net assets at beginning of period                242,389,912       247,394,747       220,256,979        193,189,230
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $ 650,507,821     $ 242,389,912      $190,307,575       $220,256,979
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  267

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                     RIVERSOURCE VP --
                                               SHORT DURATION U.S. GOVERNMENT               SELIGMAN VP --
                                                            FUND                             GROWTH FUND
                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2010     DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                                (UNAUDITED)                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net               $    3,672,743     $  10,760,865      $    266,792      $   1,768,306
Net realized gain (loss) on investments            5,651,730        (8,284,893)       30,829,786        (12,215,601)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                            3,868,562        24,630,980       (46,608,227)        84,976,680
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       13,193,035        27,106,952       (15,511,649)        74,529,385
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                       (6,442,258)              N/A                --                N/A
    Class 2                                              (50)              N/A                --                N/A
    Class 3                                       (4,442,867)      (15,349,954)               --                 --
-------------------------------------------------------------------------------------------------------------------
Total distributions                              (10,885,175)      (15,349,954)               --                 --
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                        620,537,122               N/A             5,000                N/A
  Class 2                                              5,000               N/A             5,000                N/A
  Class 3                                         39,140,522       128,791,920         3,515,074         16,495,887
Reinvestment of distributions at net asset
  value
  Class 1                                          6,442,258               N/A                --                N/A
  Class 2                                                 50               N/A                --                N/A
  Class 3                                          4,442,867        15,349,954                --                 --
Payments for redemptions
  Class 1                                           (681,818)              N/A                --                N/A
  Class 3                                       (121,688,201)     (139,771,122)      (24,025,173)      (125,969,836)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                             548,197,800         4,370,752       (20,500,099)      (109,473,949)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          550,505,660        16,127,750       (36,011,748)       (34,944,564)
Net assets at beginning of period                519,207,946       503,080,196       240,403,628        275,348,192
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                   $1,069,713,606     $ 519,207,946      $204,391,880      $ 240,403,628
-------------------------------------------------------------------------------------------------------------------
Undistributed net investment income           $    3,444,556     $  10,656,988      $         --      $          --
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
268  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                       SELIGMAN VP --                       SELIGMAN VP --
                                                   LARGER-CAP VALUE FUND                SMALLER-CAP VALUE FUND
                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2010     DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                                (UNAUDITED)                          (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                 $    88,663       $   163,546        $  (318,774)      $   (384,845)
Net realized gain (loss) on investments             164,402          (406,128)         2,823,153          4,777,960
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                          (1,325,046)        3,116,240         (4,980,661)        18,854,410
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (1,071,981)        2,873,658         (2,476,282)        23,247,525
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                             5,000               N/A              5,000                N/A
  Class 2                                             5,000               N/A              5,000                N/A
  Class 3                                         8,183,145         5,615,264          1,961,144          4,042,553
Payments for redemptions
  Class 3                                          (828,199)       (3,371,315)        (6,854,279)       (16,792,835)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                              7,364,946         2,243,949         (4,883,135)       (12,750,282)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets           6,292,965         5,117,607         (7,359,417)        10,497,243
Net assets at beginning of period                14,841,031         9,723,424         78,894,754         68,397,511
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                     $21,133,996       $14,841,031        $71,535,337       $ 78,894,754
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  269

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                     THREADNEEDLE VP --                   THREADNEEDLE VP --
                                                   EMERGING MARKETS FUND            INTERNATIONAL OPPORTUNITY FUND
                                             SIX MONTHS ENDED      YEAR ENDED     SIX MONTHS ENDED      YEAR ENDED
                                               JUNE 30, 2010     DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                                (UNAUDITED)                          (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                $   4,401,826     $   4,173,240      $   4,490,867     $   8,052,768
Net realized gain (loss) on investments           79,364,465       117,839,768          7,434,678       (93,044,454)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                         (145,715,595)      327,167,850        (66,033,581)      208,604,072
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (61,949,304)      449,180,858        (54,108,036)      123,612,386
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                       (1,933,407)              N/A                (41)              N/A
    Class 2                                              (21)              N/A                (39)              N/A
    Class 3                                       (8,211,748)       (2,956,575)        (6,875,930)       (8,000,000)
-------------------------------------------------------------------------------------------------------------------
Total distributions                              (10,145,176)       (2,956,575)        (6,876,010)       (8,000,000)
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                        459,017,279               N/A              5,000               N/A
  Class 2                                              5,000               N/A              5,000               N/A
  Class 3                                         33,657,772       187,972,925*         5,112,602        16,229,536
Reinvestment of distributions at net asset
  value
  Class 1                                          1,933,407               N/A                 41               N/A
  Class 2                                                 21               N/A                 39               N/A
  Class 3                                          8,211,748         2,956,575          6,875,930         8,000,000
Payments for redemptions
  Class 1                                        (74,519,859)              N/A                 --               N/A
  Class 3                                       (430,288,127)     (438,351,447)       (53,870,119)     (113,349,652)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                              (1,982,759)     (247,421,947)       (41,871,507)      (89,120,116)
-------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement (Note
  13)                                                     --             9,123                 --           170,135
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets          (74,077,239)      198,811,459       (102,855,553)       26,662,405
Net assets at beginning of period                911,711,066       712,899,607        561,691,365       535,028,960
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                    $ 837,633,827     $ 911,711,066      $ 458,835,812     $ 561,691,365
-------------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions
  over) net investment income                  $  (1,388,528)    $   4,354,822      $    (931,705)    $   1,453,438
-------------------------------------------------------------------------------------------------------------------



*   Following the close of business on Feb. 13, 2009, Threadneedle
    VP -- Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
270  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                        VP -- DAVIS                         VP -- GOLDMAN
                                                   NEW YORK VENTURE FUND               SACHS MID CAP VALUE FUND
                                            SIX MONTHS ENDED      YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                              JUNE 30, 2010      DEC. 31, 2009      JUNE 30, 2010     DEC. 31, 2009
                                               (UNAUDITED)                           (UNAUDITED)
OPERATIONS
Investment income (loss) -- net              $     4,693,648    $    8,794,756      $    684,519       $   165,016
Net realized gain (loss) on investments           38,112,239      (136,727,585)         (648,633)       (2,658,040)
Net change in unrealized appreciation
  (depreciation) on investments and
  on translation of assets and liabilities
  in foreign currencies                         (167,067,105)      597,083,464       (49,259,030)        6,295,891
Increase in payments by affiliate (Note
  12)                                                     --                --            22,763                --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     (124,261,218)      469,150,635       (49,200,381)        3,802,867
-------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                      2,031,573,226               N/A       713,396,262               N/A
  Class 2                                              5,000               N/A             5,000               N/A
  Class 3                                         99,758,280       865,608,175           900,897         1,791,825
Payments for redemptions
  Class 1                                       (892,457,982)              N/A          (941,005)              N/A
  Class 3                                     (1,997,717,011)     (154,406,481)       (1,728,972)       (3,677,030)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                            (758,838,487)      711,201,694       711,632,182        (1,885,205)
-------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets         (883,099,705)    1,180,352,329       662,431,801         1,917,662
Net assets at beginning of period              2,022,695,506       842,343,177        13,937,856        12,020,194
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                  $ 1,139,595,801    $2,022,695,506      $676,369,657       $13,937,856
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  271

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                            VP -- PARTNERS
                                                                         SMALL CAP VALUE FUND
                                                                  SIX MONTHS ENDED      YEAR ENDED
                                                                    JUNE 30, 2010      DEC. 31, 2009
                                                                     (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                    $     1,729,941    $    4,535,126
Net realized gain (loss) on investments                                 77,916,572       (73,244,766)
Net change in unrealized appreciation (depreciation) on
  investments and
  on translation of assets and liabilities in foreign currencies       (86,931,140)      426,423,816
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         (7,284,627)      357,714,176
----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                            1,181,402,330               N/A
  Class 2                                                                    5,000               N/A
  Class 3                                                               40,673,360       178,088,225
Payments for redemptions
  Class 1                                                             (222,217,966)              N/A
  Class 2                                                                       --               N/A
  Class 3                                                           (1,182,803,225)     (130,197,397)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             (182,940,501)       47,890,828
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (190,225,128)      405,605,004
Net assets at beginning of period                                    1,321,825,607       916,220,603
----------------------------------------------------------------------------------------------------
Net assets at end of period                                        $ 1,131,600,479    $1,321,825,607
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
272  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts of the Funds, except RiverSource
VP - Cash Management Fund, are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.
RiverSource VP - Balanced Fund

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(a)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(b)       2006        2005
Net asset value, beginning of
 period                                       $12.29            $9.89       $15.09      $15.61       $15.44      $15.18      $14.17
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .13              .29          .46         .43          .13         .41         .35
Net gains (losses) (both realized
 and unrealized)                                (.73)            2.11        (4.72)       (.16)        1.04         .72        1.02
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.60)            2.40        (4.26)        .27         1.17        1.13        1.37
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.03)       (.45)        (.10)       (.41)       (.36)
Distributions from realized gains                 --               --         (.91)       (.34)        (.90)       (.46)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.94)       (.79)       (1.00)       (.87)       (.36)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $11.69           $12.29        $9.89      $15.09       $15.61      $15.44      $15.18
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (4.88%)          24.23%      (29.92%)      1.74%        7.73%       7.76%       9.68%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Total expenses                                  .85%(d)          .73%         .71%        .80%         .84%(d)     .77%        .82%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   2.10%(d)         2.75%        3.27%       2.65%        2.43%(d)    2.63%       2.34%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $888           $1,016         $921      $1,731       $2,071      $2,046      $2,437
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(e)                       88%             208%         131%        118%          38%        130%        131%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(c) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 57% for the six months end June 30, 2010 and 164% and 82% for the years ended Dec. 31, 2009 and 2008, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  273

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


RiverSource VP - Cash Management Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(b)
Net gains (losses) (both realized and
 unrealized)                                               .00(b)
Increase from payments by affiliate                        .00(b)
-------------------------------------------------------------------
Total from investment operations                           .00(b)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(b)
-------------------------------------------------------------------
Net asset value, end of period                           $1.00
-------------------------------------------------------------------
TOTAL RETURN                                              .00%(c),(d)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(E)
Gross expenses prior to expense
 waiver/reimbursement                                     .56%(f)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                                  .27%(f)
-------------------------------------------------------------------
Net investment income (loss)                              .01%(f)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $188
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $1.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(b)
Net gains (losses) (both realized and
 unrealized)                                               .00(b)
Increase from payments by affiliate                        .00(b)
-------------------------------------------------------------------
Total from investment operations                           .00(b)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(b)
-------------------------------------------------------------------
Net asset value, end of period                           $1.00
-------------------------------------------------------------------
TOTAL RETURN                                              .01%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(E)
Gross expenses prior to expense
 waiver/reimbursement                                     .72%(f)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                                  .15%(f)
-------------------------------------------------------------------
Net investment income (loss)                              .07%(f)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
274  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                YEAR ENDED AUG.
                                         SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                        31,
CLASS 3(h)                                 JUNE 30, 2010       ------------------------------------------      ----------------
PER SHARE DATA                              (UNAUDITED)         2009       2008        2007       2006(i)       2006       2005
Net asset value, beginning of
 period                                        $1.00           $1.00       $1.00       $1.00        $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .00(b)          .00(b)      .02         .05          .02        .04        .02
Net gains (losses) (both realized
 and unrealized)                                 .00(b)          .00(b)      .00(b)       --           --         --         --
Increase from payments by affiliate              .00(b)          .00(b)      .00(b)       --           --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .00(b)          .00(b)      .02         .05          .02        .04        .02
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.00)(b)        (.00)(b)    (.02)       (.05)        (.02)      (.04)      (.02)
-------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement             (.00)(b)        (.00)(b)      --          --           --         --         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $1.00           $1.00       $1.00       $1.00        $1.00      $1.00      $1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    .00%(c),(d)     .16%(j)    2.31%(k)    4.75%        1.54%      4.01%      1.92%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(E)
Gross expenses prior to expense
 waiver/reimbursement                           .62%(f)         .64%        .62%        .60%         .60%(f)    .67%       .70%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                        .21%(f)         .47%        .62%        .60%         .60%(f)    .67%       .70%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .01%(f)         .07%       2.27%       4.72%        4.66%(f)   4.01%      1.88%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $752            $959      $1,673      $1,338       $1,055       $999       $688
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) During the six months ended June 30, 2010, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.04% for Class 1 and 0.28% for Class 3.
(d) Rounds to less than 0.01%.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(f) Annualized.
(g) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses, excluding expenses related to the Fund's participation in the U.S. Department of Treasury's Temporary Guarantee Program for Money Market Funds.
(h) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(i) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(j) During the year ended Dec. 31, 2009, the Fund received payments by an affiliate. Had the Fund not received these payments, the total return would have been lower by 0.09% for Class 3.
(k) During the year ended Dec. 31, 2008, the Fund received a reimbursement from an affiliate. Had the Fund not received this reimbursement, the total return would have been lower by 0.57% for Class 3.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  275

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Diversified Bond Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.14
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                               .13
-------------------------------------------------------------------
Total from investment operations                           .20
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.65)
-------------------------------------------------------------------
Net asset value, end of period                          $10.69
-------------------------------------------------------------------
TOTAL RETURN                                             1.78%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .66%(c)
-------------------------------------------------------------------
Net investment income (loss)                             4.39%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,878
-------------------------------------------------------------------
Portfolio turnover rate(d)                                218%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.14
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                               .12
-------------------------------------------------------------------
Total from investment operations                           .19
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.64)
-------------------------------------------------------------------
Net asset value, end of period                          $10.69
-------------------------------------------------------------------
TOTAL RETURN                                             1.74%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .83%(c)
-------------------------------------------------------------------
Net investment income (loss)                             3.81%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate(d)                                218%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
276  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                  YEAR ENDED AUG.
                                         SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                          31,
CLASS 3(e)                                 JUNE 30, 2010       -------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009        2008        2007       2006(f)       2006        2005
Net asset value, beginning of
 period                                       $10.76            $9.80      $10.50      $10.47       $10.39      $10.66      $10.62
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .20              .43         .50         .50          .16         .43         .39
Net gains (losses) (both realized
 and unrealized)                                 .38              .95       (1.15)        .03          .08        (.27)        .06
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .58             1.38        (.65)        .53          .24         .16         .45
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.64)            (.42)       (.05)       (.49)        (.16)       (.43)       (.41)
Tax return of capital                             --               --          --        (.01)          --          --          --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (.64)            (.42)       (.05)       (.50)        (.16)       (.43)       (.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.70           $10.76       $9.80      $10.50       $10.47      $10.39      $10.66
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   5.37%           14.42%      (6.32%)      5.20%        2.32%       1.58%       4.27%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .71%(c)          .71%        .72%        .74%         .74%(c)     .80%        .82%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   3.56%(c)         4.12%       4.77%       4.79%        4.57%(c)    4.15%       3.65%
----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1,820           $5,577      $4,480      $4,353       $2,745      $2,325      $1,824
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      218%             434%        231%        289%         109%        292%        293%
----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 167% for the six months ended June 30, 2010 and 308% and 120% for the years ended Dec. 31, 2009 and 2008, respectively.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  277

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Diversified Equity Income Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $12.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .03
Net gains (losses) (both realized and
 unrealized)                                              (1.67)
-------------------------------------------------------------------
Total from investment operations                          (1.64)
-------------------------------------------------------------------
Net asset value, end of period                           $10.41
-------------------------------------------------------------------
TOTAL RETURN                                            (13.61%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .88%(c)
-------------------------------------------------------------------
Net investment income (loss)                              2.07%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,203
-------------------------------------------------------------------
Portfolio turnover rate                                     10%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $12.05
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .04
Net gains (losses) (both realized and
 unrealized)                                              (1.69)
-------------------------------------------------------------------
Total from investment operations                          (1.65)
-------------------------------------------------------------------
Net asset value, end of period                           $10.40
-------------------------------------------------------------------
TOTAL RETURN                                            (13.69%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.05%(c)
-------------------------------------------------------------------
Net investment income (loss)                              2.16%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     10%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
278  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                       AUG. 31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                       $11.27            $8.84       $16.24      $15.48       $15.09      $13.83      $11.17
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .08              .20          .23         .24          .07         .23         .20
Net gains (losses) (both realized
 and unrealized)                                (.95)            2.23        (6.35)        .98         1.33        1.80        2.65
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.87)            2.43        (6.12)       1.22         1.40        2.03        2.85
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.01)       (.25)        (.05)       (.22)       (.19)
Distributions from realized gains                 --               --        (1.27)       (.21)        (.96)       (.55)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --        (1.28)       (.46)       (1.01)       (.77)       (.19)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.40           $11.27        $8.84      $16.24       $15.48      $15.09      $13.83
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (7.74%)          27.46%      (40.47%)      8.02%        9.37%      15.19%      25.59%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .91%(c)          .76%         .86%        .86%         .91%(c)     .91%        .84%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   1.40%(c)         2.14%        2.03%       1.47%        1.39%(c)    1.61%       1.66%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                    $1,391           $3,857       $2,765      $4,079       $3,446      $2,877      $1,679
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          10%              49%          41%         29%           5%         27%         25%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  279

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Dynamic Equity Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $18.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .04
Net gains (losses) (both realized and
 unrealized)                                              (2.62)
-------------------------------------------------------------------
Total from investment operations                          (2.58)
-------------------------------------------------------------------
Net asset value, end of period                           $15.42
-------------------------------------------------------------------
TOTAL RETURN                                            (14.33%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .82%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.74%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     48%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $18.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .04
Net gains (losses) (both realized and
 unrealized)                                              (2.62)
-------------------------------------------------------------------
Total from investment operations                          (2.58)
-------------------------------------------------------------------
Net asset value, end of period                           $15.42
-------------------------------------------------------------------
TOTAL RETURN                                            (14.33%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.06%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.50%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     48%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
280  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                         YEAR ENDED AUG.
                               SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                       JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                    (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value,
 beginning of period                $16.46           $13.26       $25.27      $25.04       $22.91      $21.48      $19.32
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income
 (loss)                                .09              .26          .38         .35          .09         .29         .24
Net gains (losses) (both
 realized and unrealized)            (1.14)            2.94       (10.22)        .39         2.10        1.43        2.15
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                          (1.05)            3.20        (9.84)        .74         2.19        1.72        2.39
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net
 investment income                      --               --         (.04)       (.34)        (.06)       (.29)       (.23)
Distributions from
 realized gains                         --               --        (2.13)       (.17)          --          --          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                     --               --        (2.17)       (.51)        (.06)       (.29)       (.23)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 period                             $15.41           $16.46       $13.26      $25.27       $25.04      $22.91      $21.48
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                        (6.38%)          24.13%      (42.16%)      2.93%        9.59%       8.02%      12.42%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                        .90%(c)          .71%         .72%        .86%         .83%(c)     .82%        .80%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                              1.04%(c)         1.87%        1.77%       1.29%        1.16%(c)    1.30%       1.13%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period
 (in millions)                      $1,196           $1,393       $1,349      $3,023       $3,737      $3,733      $2,510
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                48%              70%         109%         66%          21%         85%        132%
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  281

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Global Bond Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.41
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06
Net gains (losses) (both realized and
 unrealized)                                              (.11)
-------------------------------------------------------------------
Total from investment operations                          (.05)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.20)
-------------------------------------------------------------------
Net asset value, end of period                          $11.16
-------------------------------------------------------------------
TOTAL RETURN                                             (.43%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .93%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .85%(c)
-------------------------------------------------------------------
Net investment income (loss)                             3.67%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $910
-------------------------------------------------------------------
Portfolio turnover rate                                    34%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.41
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05
Net gains (losses) (both realized and
 unrealized)                                              (.10)
-------------------------------------------------------------------
Total from investment operations                          (.05)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.20)
-------------------------------------------------------------------
Net asset value, end of period                          $11.16
-------------------------------------------------------------------
TOTAL RETURN                                             (.48%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.08%(c)
-------------------------------------------------------------------
Net investment income (loss)                             3.11%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    34%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
282  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                             YEAR ENDED AUG.
                                    SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                          31,
CLASS 3(e)                            JUNE 30, 2010       -------------------------------------------      ------------------
PER SHARE DATA                         (UNAUDITED)         2009        2008        2007       2006(f)       2006        2005
Net asset value, beginning of
 period                                  $11.50           $10.50      $11.32      $10.90       $10.79      $11.02      $10.82
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                .24              .31         .42         .38          .12         .30         .34
Net gains (losses) (both
 realized and unrealized)                  (.30)             .88        (.46)        .44          .11        (.17)        .39
-----------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                                (.06)            1.19        (.04)        .82          .23         .13         .73
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.28)            (.19)       (.77)       (.40)        (.12)       (.31)       (.53)
Distributions from realized
 gains                                       --               --        (.01)         --           --        (.05)         --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.28)            (.19)       (.78)       (.40)        (.12)       (.36)       (.53)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $11.16           $11.50      $10.50      $11.32       $10.90      $10.79      $11.02
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              (.50%)          11.38%       (.44%)      7.65%        2.15%       1.27%       6.75%
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to
 expense waiver/reimbursement              .95%(c)          .97%        .97%       1.00%        1.00%(c)    1.06%       1.08%
-----------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                   .95%(c)          .96%        .97%       1.00%        1.00%(c)    1.06%       1.08%
-----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              4.11%(c)         2.78%       3.56%       3.45%        3.22%(c)    2.85%       2.63%
-----------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $530           $1,676      $1,439      $1,328         $782        $692        $575
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     34%              77%         62%         69%          20%         65%         79%
-----------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  283

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Global Inflation Protected Securities Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.61
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                              (.03)
-------------------------------------------------------------------
Total from investment operations                           .04
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.24)
Distributions from realized gains                         (.02)
-------------------------------------------------------------------
Total distributions                                       (.26)
-------------------------------------------------------------------
Net asset value, end of period                           $9.39
-------------------------------------------------------------------
TOTAL RETURN                                              .46%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .66%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .64%(c)
-------------------------------------------------------------------
Net investment income (loss)                             4.79%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,867
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.61
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                              (.03)
-------------------------------------------------------------------
Total from investment operations                           .04
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.24)
Distributions from realized gains                         (.02)
-------------------------------------------------------------------
Total distributions                                       (.26)
-------------------------------------------------------------------
Net asset value, end of period                           $9.39
-------------------------------------------------------------------
TOTAL RETURN                                              .41%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .88%(c)
-------------------------------------------------------------------
Net investment income (loss)                             4.50%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
284  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                    SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                  YEAR ENDED AUG. 31,
CLASS 3(e)                            JUNE 30, 2010       -------------------------------------------      -------------------
PER SHARE DATA                         (UNAUDITED)         2009        2008        2007       2006(f)       2006       2005(g)
Net asset value, beginning of
 period                                   $9.40           $10.06      $10.28       $9.76       $10.04      $10.19       $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                .11              .13         .43         .52          .06         .47          .32
Net gains (losses) (both
 realized and unrealized)                   .14              .50        (.40)        .24         (.10)       (.26)         .19
------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                                 .25              .63         .03         .76         (.04)        .21          .51
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                    (.23)           (1.29)       (.25)       (.24)        (.24)       (.34)        (.32)
Distributions from realized
 gains                                     (.02)            (.00)(h)      --          --           --        (.02)          --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                        (.25)           (1.29)       (.25)       (.24)        (.24)       (.36)        (.32)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $9.40            $9.40      $10.06      $10.28        $9.76      $10.04       $10.19
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                              2.60%            6.84%        .14%       7.93%        (.49%)      2.18%        5.22%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to
 expense waiver/reimbursement              .70%(c)          .71%        .73%        .74%         .72%(c)     .77%         .87%(c)
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                   .70%(c)          .71%        .72%        .72%         .72%(c)     .72%         .75%(c)
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)              2.40%(c)         1.41%       3.95%       4.50%        1.09%(c)    4.23%        3.42%(c)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $355           $2,348        $983        $820         $582        $403         $116
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     43%             135%         54%         80%          --%         75%          29%
------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(g) For the period from Sept. 13, 2004 (when shares became available) to Aug. 31, 2005.
(h) Rounds to less than $0.01 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  285

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - High Yield Bond Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $7.09
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09
Net gains (losses) (both realized and
 unrealized)                                              (.26)
-------------------------------------------------------------------
Total from investment operations                          (.17)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.65)
-------------------------------------------------------------------
Net asset value, end of period                           $6.27
-------------------------------------------------------------------
TOTAL RETURN                                            (2.44%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .76%(c)
-------------------------------------------------------------------
Net investment income (loss)                             8.58%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $7.09
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09
Net gains (losses) (both realized and
 unrealized)                                              (.27)
-------------------------------------------------------------------
Total from investment operations                          (.18)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.64)
-------------------------------------------------------------------
Net asset value, end of period                           $6.27
-------------------------------------------------------------------
TOTAL RETURN                                            (2.48%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .99%(c)
-------------------------------------------------------------------
Net investment income (loss)                             8.36%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
286  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                        $6.71            $4.84        $6.48       $6.85        $6.68       $6.76       $6.60
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .27              .55          .66         .50          .16         .47         .44
Net gains (losses) (both realized
 and unrealized)                                (.07)            1.94        (2.28)       (.37)         .19        (.09)        .16
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .20             2.49        (1.62)        .13          .35         .38         .60
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.64)            (.62)        (.02)       (.50)        (.18)       (.46)       (.44)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $6.27            $6.71        $4.84       $6.48        $6.85       $6.68       $6.76
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   3.11%           53.86%      (25.19%)      1.86%        5.43%       5.76%       9.31%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .88%(c)          .86%         .89%        .87%         .88%(c)     .87%        .83%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   7.89%(c)         9.43%        8.84%       7.38%        7.35%(c)    7.02%       6.58%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $668             $727         $522      $1,032       $1,216      $1,192      $1,246
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          43%             102%          58%         84%          29%        106%        106%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  287

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Income Opportunities Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.25
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13
Net gains (losses) (both realized and
 unrealized)                                              (.34)
-------------------------------------------------------------------
Total from investment operations                          (.21)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (1.30)
-------------------------------------------------------------------
Net asset value, end of period                           $9.74
-------------------------------------------------------------------
TOTAL RETURN                                            (1.89%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .83%(c)
-------------------------------------------------------------------
Net investment income (loss)                             8.30%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $737
-------------------------------------------------------------------
Portfolio turnover rate                                    37%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $11.25
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13
Net gains (losses) (both realized and
 unrealized)                                              (.36)
-------------------------------------------------------------------
Total from investment operations                          (.23)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                     (1.29)
-------------------------------------------------------------------
Net asset value, end of period                           $9.73
-------------------------------------------------------------------
TOTAL RETURN                                            (2.03%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.01%(c)
-------------------------------------------------------------------
Net investment income (loss)                             7.55%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    37%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
288  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                       $10.71            $7.99        $9.86      $10.32       $10.08      $10.39      $10.29
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .41              .84          .69         .70          .22         .64         .59
Net gains (losses) (both realized
 and unrealized)                                (.08)            2.46        (2.54)       (.44)         .24        (.26)        .18
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .33             3.30        (1.85)        .26          .46         .38         .77
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                        (1.28)            (.58)        (.02)       (.68)        (.22)       (.64)       (.59)
Distributions from realized gains                 --               --           --        (.02)          --        (.05)       (.08)
Tax return of capital                             --               --           --        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                            (1.28)            (.58)        (.02)       (.72)        (.22)       (.69)       (.67)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $9.76           $10.71        $7.99       $9.86       $10.32      $10.08      $10.39
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   3.02%           42.41%      (18.82%)      2.65%        4.66%       3.76%       7.73%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                           .85%(c)          .88%         .92%        .91%         .90%(c)     .96%       1.03%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                        .85%(c)          .88%         .92%        .91%         .90%(c)     .96%        .99%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   7.43%(c)         8.63%        8.04%       6.89%        6.72%(c)    6.39%       5.69%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $249           $2,004         $755        $736         $409        $259         $45
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          37%              70%          76%         98%          29%         87%         93%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  289

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Mid Cap Growth Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $13.30
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                              (2.24)
-------------------------------------------------------------------
Total from investment operations                          (2.25)
-------------------------------------------------------------------
Net asset value, end of period                           $11.05
-------------------------------------------------------------------
TOTAL RETURN                                            (16.92%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .83%(c)
-------------------------------------------------------------------
Net investment income (loss)                              (.27%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     64%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $13.30
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                              (2.25)
-------------------------------------------------------------------
Total from investment operations                          (2.26)
-------------------------------------------------------------------
Net asset value, end of period                           $11.04
-------------------------------------------------------------------
TOTAL RETURN                                            (16.99%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.07%(c)
-------------------------------------------------------------------
Net investment income (loss)                              (.51%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     64%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
290  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                       $11.51            $7.04       $12.85      $11.42       $10.96      $12.43      $10.11
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (.02)            (.01)         .00(f)     (.02)         .03        (.01)       (.04)
Net gains (losses) (both realized
 and unrealized)                                (.45)            4.48        (5.74)       1.58          .91        (.44)       2.36
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.47)            4.47        (5.74)       1.56          .94        (.45)       2.32
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.00)(f)    (.01)        (.03)         --          --
Distributions from realized gains                 --               --         (.07)       (.12)        (.45)      (1.02)         --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.07)       (.13)        (.48)      (1.02)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $11.04           $11.51        $7.04      $12.85       $11.42      $10.96      $12.43
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (4.05%)          63.39%      (44.84%)     13.74%        8.54%      (4.43%)     23.03%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                 1.06%(c)         1.07%         .88%        .86%         .88%(c)     .92%        .82%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.26%)(c)        (.15%)       (.01%)      (.12%)        .70%(c)    (.14%)      (.32%)
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $340             $380         $256        $593         $690        $709        $255
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          64%             126%          70%         93%          24%         43%         34%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) Rounds to less than $0.01 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  291

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - Mid Cap Value Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.92
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.57)
-------------------------------------------------------------------
Total from investment operations                          (1.55)
-------------------------------------------------------------------
Net asset value, end of period                            $8.37
-------------------------------------------------------------------
TOTAL RETURN                                            (15.63%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Net expenses after expense
 waiver/reimbursement                                      .87%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.44%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $532
-------------------------------------------------------------------
Portfolio turnover rate                                     48%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.92
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.57)
-------------------------------------------------------------------
Total from investment operations                          (1.55)
-------------------------------------------------------------------
Net asset value, end of period                            $8.37
-------------------------------------------------------------------
TOTAL RETURN                                            (15.63%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Net expenses after expense
 waiver/reimbursement                                     1.10%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.31%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     48%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
292  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                                 YEAR ENDED
                                    SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                        AUG. 31,
CLASS 3(d)                            JUNE 30, 2010       --------------------------------------------      -------------------
PER SHARE DATA                         (UNAUDITED)         2009         2008        2007       2006(e)       2006       2005(f)
Net asset value, beginning of
 period                                   $8.94            $6.34       $14.60      $13.49       $12.65      $11.42       $10.15
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                .03              .10          .08         .10          .05         .09          .01
Net gains (losses) (both
 realized and unrealized)                  (.60)            2.50        (5.52)       1.29          .98        1.27         1.28
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
 operations                                (.57)            2.60        (5.44)       1.39         1.03        1.36         1.29
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                      --               --           --        (.11)        (.05)       (.09)        (.02)
Distributions from realized
 gain                                        --               --        (2.82)       (.17)        (.14)       (.04)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                          --               --        (2.82)       (.28)        (.19)       (.13)        (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $8.37            $8.94        $6.34      $14.60       $13.49      $12.65       $11.42
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                             (6.35%)          40.93%      (45.10%)     10.35%        8.07%      11.93%       12.70%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to
 expense waiver/reimbursement             1.02%(c)          .85%        1.04%       1.03%        1.07%(c)    1.44%        2.97%(c)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(g)                  1.02%(c)          .85%        1.04%       1.03%        1.07%(c)    1.11%        1.08%(c)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               .62%(c)         1.48%        1.01%        .72%        1.23%(c)    1.02%         .62%(c)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                 $118             $242         $247        $355         $370        $228           $7
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                     48%              39%          47%         77%           4%         60%           7%
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) For the period from May 2, 2005 (when shares became available) to Aug. 31, 2005.
(g) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  293

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------


RiverSource VP - S&P 500 Index Fund

                                                                                                                 YEAR ENDED AUG.
                                         SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                         31,
CLASS 3(a)                                 JUNE 30, 2010       -------------------------------------------      -----------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007      2006(b)       2006       2005
Net asset value, beginning of
 period                                        $7.51            $5.96        $9.83      $9.59       $8.85       $8.30       $7.54
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .05              .12          .16        .15         .04         .13         .13
Net gains (losses) (both realized
 and unrealized)                                (.56)            1.43        (3.69)       .33         .77         .57         .76
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.51)            1.55        (3.53)       .48         .81         .70         .89
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.01)      (.17)       (.03)       (.13)       (.13)
Distributions from realized gains                 --               --         (.33)      (.07)       (.04)       (.02)         --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.34)      (.24)       (.07)       (.15)       (.13)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $7.00            $7.51        $5.96      $9.83       $9.59       $8.85       $8.30
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (6.74%)          26.00%      (37.10%)     5.01%       9.27%       8.38%(c)   11.98%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                           .53%(e)          .50%         .54%       .52%        .51%(e)     .53%        .56%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                        .53%(e)          .50%         .51%       .50%(g)     .50%(e)     .50%        .50%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   1.44%(e)         1.93%        1.79%      1.48%       1.44%(e)    1.46%       1.65%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $190             $220         $193       $380        $392        $367        $367
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          19%              31%           4%         4%          2%          6%          5%
---------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(b) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(c) The Fund received a one time transaction fee reimbursement by Ameriprise Trust Company. Had the Fund not received this reimbursement, the total return would have been lower by 0.06%.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Prior to rounding, the ratio of net expenses to average net assets after expense waiver/reimbursement was 0.495% for the year ended Dec. 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
294  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Short Duration U.S. Government Fund

                                           PERIOD ENDED
CLASS 1                                  JUNE 30, 2010(a)
PER SHARE DATA                              (UNAUDITED)
Net asset value, beginning of
 period                                       $10.30
---------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .02
Net gains (losses) (both realized
 and unrealized)                                 .08
---------------------------------------------------------
Total from investment operations                 .10
---------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.11)
---------------------------------------------------------
Net asset value, end of period                $10.29
---------------------------------------------------------
TOTAL RETURN                                    .95%
---------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .65%(c)
---------------------------------------------------------
Net investment income (loss)                   1.16%(c)
---------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $622
---------------------------------------------------------
Portfolio turnover rate(d)                      193%
---------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.30
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                               .06
-------------------------------------------------------------------
Total from investment operations                           .08
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.10)
-------------------------------------------------------------------
Net asset value, end of period                          $10.28
-------------------------------------------------------------------
TOTAL RETURN                                              .81%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .90%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .97%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate(d)                                193%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  295

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                  YEAR ENDED AUG.
                                         SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                          31,
CLASS 3(e)                                 JUNE 30, 2010       -------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009        2008        2007       2006(f)       2006        2005
Net asset value, beginning of
 period                                       $10.17            $9.95      $10.23      $10.13       $10.11      $10.21      $10.34
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .04              .21         .32         .42          .13         .36         .27
Net gains (losses) (both realized
 and unrealized)                                 .18              .33        (.58)        .10          .02        (.10)       (.13)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 .22              .54        (.26)        .52          .15         .26         .14
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.10)            (.32)       (.02)       (.42)        (.13)       (.36)       (.27)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $10.29           $10.17       $9.95      $10.23       $10.13      $10.11      $10.21
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   2.21%            5.53%      (2.64%)      5.33%        1.55%       2.61%       1.43%
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .77%(c)          .76%        .79%        .79%         .77%(c)     .82%        .83%
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   1.32%(c)         2.12%       3.19%       4.17%        3.97%(c)    3.55%       2.67%
----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $447             $519        $503        $483         $457        $463        $484
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(d)                      193%             428%        314%        213%          58%        236%        171%
----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS

(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 129% for the six months ended June 30, 2010, and 350% and 190% for the years ended Dec. 31, 2009 and 2008 respectively.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
296  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman VP - Growth Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $6.34
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                               (.95)
-------------------------------------------------------------------
Total from investment operations                           (.94)
-------------------------------------------------------------------
Net asset value, end of period                            $5.40
-------------------------------------------------------------------
TOTAL RETURN                                            (14.83%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .81%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .79%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                    104%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $6.34
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .00(d)
Net gains (losses) (both realized and
 unrealized)                                               (.94)
-------------------------------------------------------------------
Total from investment operations                           (.94)
-------------------------------------------------------------------
Net asset value, end of period                            $5.40
-------------------------------------------------------------------
TOTAL RETURN                                            (14.83%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.05%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .55%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                    104%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  297

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                 YEAR ENDED AUG.
                                         SIX MONTHS ENDED                  YEAR ENDED DEC. 31,                         31,
CLASS 3(e)                                 JUNE 30, 2010       -------------------------------------------      -----------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007      2006(f)       2006       2005
Net asset value, beginning of
 period                                        $5.82            $4.25        $7.65      $7.50       $6.93       $6.61       $5.69
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .01              .03          .10        .08         .01         .06         .03
Net gains (losses) (both realized
 and unrealized)                                (.43)            1.54        (3.48)       .15         .57         .33         .91
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.42)            1.57        (3.38)       .23         .58         .39         .94
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.02)      (.08)       (.01)       (.07)       (.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $5.40            $5.82        $4.25      $7.65       $7.50       $6.93       $6.61
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (7.23%)          37.00%      (44.35%)     3.07%       8.27%       5.79%      16.74%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  .93%(c)          .80%         .75%       .89%       1.01%(c)     .91%        .92%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .23%(c)          .71%        1.36%      1.01%        .59%(c)    1.04%        .42%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $204             $240         $275       $627        $640        $612        $392
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                         104%             152%         150%       116%         30%        156%        154%
---------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Rounds to less than $0.01 per share.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
298  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman VP - Larger-Cap Value Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.55
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .03
Net gains (losses) (both realized and
 unrealized)                                              (1.49)
-------------------------------------------------------------------
Total from investment operations                          (1.46)
-------------------------------------------------------------------
Net asset value, end of period                            $8.09
-------------------------------------------------------------------
TOTAL RETURN                                            (15.29%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .71%(c)
-------------------------------------------------------------------
Net investment income (loss)                              2.02%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.55
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.48)
-------------------------------------------------------------------
Total from investment operations                          (1.46)
-------------------------------------------------------------------
Net asset value, end of period                            $8.09
-------------------------------------------------------------------
TOTAL RETURN                                            (15.29%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .96%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.78%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  299

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                       AUG. 31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                        $8.31            $6.59       $11.12      $12.23       $11.71      $10.99      $10.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .04              .10          .21         .17          .05         .17         .14
Net gains (losses) (both realized
 and unrealized)                                (.27)            1.62        (4.52)       (.22)        1.13         .98        1.06
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.23)            1.72        (4.31)       (.05)        1.18        1.15        1.20
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.01)       (.17)        (.05)       (.17)       (.14)
Distributions from realized gains                 --               --         (.21)       (.89)        (.61)       (.26)       (.07)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.22)      (1.06)        (.66)       (.43)       (.21)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.08            $8.31        $6.59      $11.12       $12.23      $11.71      $10.99
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (2.81%)          26.12%      (39.46%)      (.46%)      10.15%      10.75%      12.04%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.09%(c)         1.24%        1.28%       1.08%        1.23%(c)    1.20%       2.55%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                       1.02%(c)         1.05%         .93%       1.04%        1.05%(c)    1.02%       1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   1.00%(c)         1.40%        2.08%       1.35%        1.33%(c)    1.55%       1.37%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                       $21              $15          $10         $22          $25         $21         $15
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           2%              16%          75%         39%          13%         49%         52%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
300  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Seligman VP - Smaller-Cap Value Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.40
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                              (1.64)
-------------------------------------------------------------------
Total from investment operations                          (1.65)
-------------------------------------------------------------------
Net asset value, end of period                            $8.75
-------------------------------------------------------------------
TOTAL RETURN                                            (15.87%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.07%(c)
-------------------------------------------------------------------
Net investment income (loss)                              (.43%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.40
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                              (1.64)
-------------------------------------------------------------------
Total from investment operations                          (1.65)
-------------------------------------------------------------------
Net asset value, end of period                            $8.75
-------------------------------------------------------------------
TOTAL RETURN                                            (15.87%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.31%(c)
-------------------------------------------------------------------
Net investment income (loss)                              (.67%)(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  301

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                        $9.08            $6.49       $11.80      $13.03       $13.80      $15.11      $12.64
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                    (.04)            (.04)         .02         .01          .01          --        (.04)
Net gains (losses) (both realized
 and unrealized)                                (.29)            2.63        (4.23)       (.52)        1.11         .61        3.14
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.33)            2.59        (4.21)       (.51)        1.12         .61        3.10
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --           --        (.02)        (.01)         --          --
Distributions from realized gains                 --               --        (1.10)       (.70)       (1.88)      (1.92)       (.63)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --        (1.10)       (.72)       (1.89)      (1.92)       (.63)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.75            $9.08        $6.49      $11.80       $13.03      $13.80      $15.11
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (3.61%)          39.81%      (38.59%)     (4.19%)       8.14%       4.40%      24.88%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.22%(c)         1.09%        1.06%       1.01%        1.08%(c)    1.06%       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                       1.21%(c)         1.09%         .96%       1.01%        1.08%(c)    1.06%       1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                   (.80%)(c)        (.56%)        .19%        .06%         .22%(c)    (.02%)      (.28%)
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                       $72              $79          $68        $161         $220        $218        $235
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           2%               6%         269%        150%          74%        132%        112%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
302  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Threadneedle VP - Emerging Markets Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $15.68
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .03
Net gains (losses) (both realized and
 unrealized)                                              (1.61)
-------------------------------------------------------------------
Total from investment operations                          (1.58)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.07)
-------------------------------------------------------------------
Net asset value, end of period                           $14.03
-------------------------------------------------------------------
TOTAL RETURN                                            (10.07%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.62%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  1.41%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.55%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $383
-------------------------------------------------------------------
Portfolio turnover rate                                     40%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $15.68
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .03
Net gains (losses) (both realized and
 unrealized)                                              (1.62)
-------------------------------------------------------------------
Total from investment operations                          (1.59)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                       (.07)
-------------------------------------------------------------------
Net asset value, end of period                           $14.02
-------------------------------------------------------------------
TOTAL RETURN                                            (10.17%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.80%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  1.66%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.55%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     40%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  303

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED                   YEAR ENDED AUG. 31,                       DEC. 31,
CLASS 3(e)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(f)       2006        2005
Net asset value, beginning of
 period                                       $15.20            $8.76       $22.49      $17.35       $16.32      $13.14       $9.80
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .07              .06          .16         .14         (.02)        .09         .06
Net gains (losses) (both realized
 and unrealized)                               (1.07)            6.42       (10.66)       6.11         3.21        3.85        3.72
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations               (1.00)            6.48       (10.50)       6.25         3.19        3.94        3.78
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                         (.17)            (.04)        (.12)       (.11)          --        (.06)       (.06)
Distributions from realized gains                 --               --        (3.11)      (1.00)       (2.16)       (.70)       (.38)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                             (.17)            (.04)       (3.23)      (1.11)       (2.16)       (.76)       (.44)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement               --              .00(g)        --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $14.03           $15.20        $8.76      $22.49       $17.35      $16.32      $13.14
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (6.67%)          74.08%      (53.71%)     38.11%       20.17%      30.97%      39.60%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.46%(c)         1.42%        1.61%       1.50%        1.51%(c)    1.54%       1.55%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                       1.41%(c)         1.42%        1.61%       1.50%        1.51%(c)    1.54%       1.55%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .93%(c)          .52%        1.06%        .73%        (.36%)(c)    .68%        .58%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $454             $912         $713        $962         $548        $427        $192
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          40%             145%(h)      140%        124%          46%        146%        120%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(g) Rounds to less than $0.01 per share.
(h) The aggregate cost of securities purchased for purposes of portfolio turnover excludes $41,979,743 for securities received at value on Feb. 13, 2009 in exchange for Fund shares issued.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
304  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Threadneedle VP - International Opportunity Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.67
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                             (1.07)
-------------------------------------------------------------------
Total from investment operations                         (1.05)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.09)
-------------------------------------------------------------------
Net asset value, end of period                           $9.53
-------------------------------------------------------------------
TOTAL RETURN                                            (9.88%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.00%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.72%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.67
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                             (1.08)
-------------------------------------------------------------------
Total from investment operations                         (1.06)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.08)
-------------------------------------------------------------------
Net asset value, end of period                           $9.53
-------------------------------------------------------------------
TOTAL RETURN                                            (9.91%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.24%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.48%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--
-------------------------------------------------------------------
Portfolio turnover rate                                    43%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  305

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                       AUG. 31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                         10.77           $8.58       $14.71      $13.19       $12.24      $10.02       $8.23
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      .11             .14          .27         .13          .02         .12         .11
Net gains (losses) (both realized
 and unrealized)                                (1.21)           2.19        (6.12)       1.53         1.04        2.27        1.80
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (1.10)           2.33        (5.85)       1.66         1.06        2.39        1.91
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                          (.14)           (.14)        (.28)       (.14)        (.10)       (.17)       (.12)
Tax return of capital                              --              --           --          --         (.01)         --          --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                              (.14)           (.14)        (.28)       (.14)        (.11)       (.17)       (.12)
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from regulatory settlement                --             .00(f)        --          --           --          --          --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $9.53          $10.77        $8.58      $14.71       $13.19      $12.24      $10.02
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(g)                               (10.24%)         27.54%      (40.43%)     12.68%        8.72%      23.82%      23.29%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                  1.03%(c)        1.16%        1.15%       1.01%        1.08%(c)    1.12%       1.04%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    1.74%(c)        1.57%        2.21%        .94%         .55%(c)    1.04%       1.19%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                       $459            $562         $535      $1,195       $1,311      $1,266      $1,184
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           43%             90%          61%         94%          20%         74%         90%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) Rounds to less than $0.01 per share.
(g) During the year ended Dec. 31, 2009, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
306  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Davis New York Venture Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.54
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.30)
-------------------------------------------------------------------
Total from investment operations                          (1.28)
-------------------------------------------------------------------
Net asset value, end of period                            $8.26
-------------------------------------------------------------------
TOTAL RETURN                                            (13.42%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .98%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .87%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.22%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,067
-------------------------------------------------------------------
Portfolio turnover rate                                     18%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.54
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.28)
-------------------------------------------------------------------
Total from investment operations                          (1.27)
-------------------------------------------------------------------
Net asset value, end of period                            $8.27
-------------------------------------------------------------------
TOTAL RETURN                                            (13.31%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.19%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  1.12%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .85%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     18%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  307

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                  YEAR ENDED
CLASS 3(e)                                 JUNE 30, 2010       --------------------------------------------       AUG. 31,
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(f)        2006(g)
Net asset value, beginning of
 period                                        $8.96            $6.82       $11.20      $10.92       $10.03        $10.06
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .02              .05          .06         .11          .03           .02
Net gains (losses) (both realized
 and unrealized)                                (.72)            2.09        (4.35)        .30          .91          (.03)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.70)            2.14        (4.29)        .41          .94          (.01)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.00)(h)    (.11)        (.02)         (.02)
Distributions from realized gains                 --               --         (.09)       (.02)        (.02)           --
Tax return of capital                             --               --           --          --         (.01)           --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.09)       (.13)        (.05)         (.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.26            $8.96        $6.82      $11.20       $10.92        $10.03
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (7.79%)          31.33%      (38.58%)      3.84%        9.30%         (.05%)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.05%(c)          .94%        1.06%        .99%        1.02%(c)      1.15%(c)
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                       1.05%(c)          .94%        1.03%        .99%        1.02%(c)      1.07%(c)
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .33%(c)          .64%         .81%       1.03%         .83%(c)      1.27%(c)
---------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                       $72           $2,023         $842        $786         $397          $232
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          18%              21%          18%         12%           3%            3%
---------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(g) For the period from May 1, 2006 (when shares became available) to Aug. 31, 2006.
(h) Rounds to less than $0.01 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
308  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Goldman Sachs Mid Cap Value Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.44
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.75)
-------------------------------------------------------------------
Total from investment operations                          (1.74)
-------------------------------------------------------------------
Net asset value, end of period                            $8.70
-------------------------------------------------------------------
TOTAL RETURN                                            (16.67%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                             .95%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .89%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $664
-------------------------------------------------------------------
Portfolio turnover rate                                     47%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.44
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.75)
-------------------------------------------------------------------
Total from investment operations                          (1.74)
-------------------------------------------------------------------
Net asset value, end of period                            $8.70
-------------------------------------------------------------------
TOTAL RETURN                                            (16.67%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            1.17%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .59%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     47%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  309

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                   YEAR ENDED AUG.
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                          31,
CLASS 3(d)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(e)       2006        2005
Net asset value, beginning of
 period                                        $9.17            $6.72       $10.69      $11.37       $11.72      $11.45       $9.95
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .02              .10          .16         .11          .04         .25         .05
Net gains (losses) (both realized
 and unrealized)                                (.48)            2.35        (4.05)        .59          .79         .44        1.55
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.46)            2.45        (3.89)        .70          .83         .69        1.60
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --           --        (.13)        (.03)       (.25)       (.05)
Distributions from realized gains                 --               --         (.08)      (1.25)       (1.15)       (.17)       (.05)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.08)      (1.38)       (1.18)       (.42)       (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $8.71            $9.17        $6.72      $10.69       $11.37      $11.72      $11.45
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (5.06%)          36.47%      (36.58%)      6.03%        7.13%       6.17%      16.18%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.25%(c)         1.56%        4.35%       2.09%        1.22%(c)    1.19%       1.17%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                       1.05%(c)         1.17%        1.14%       1.05%        1.09%(c)    1.08%       1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .48%(c)         1.36%        1.57%        .88%         .95%(c)    2.19%        .45%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                       $12              $14          $12         $27          $28         $27         $23
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          47%              99%          96%         93%         112%         35%         31%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(e) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
310  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Partners Small Cap Value Fund

                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $14.34
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (2.22)
-------------------------------------------------------------------
Total from investment operations                          (2.20)
-------------------------------------------------------------------
Net asset value, end of period                           $12.14
-------------------------------------------------------------------
TOTAL RETURN                                            (15.34%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.22%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  1.11%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.08%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $887
-------------------------------------------------------------------
Portfolio turnover rate                                     29%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $14.34
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (2.22)
-------------------------------------------------------------------
Total from investment operations                          (2.21)
-------------------------------------------------------------------
Net asset value, end of period                           $12.13
-------------------------------------------------------------------
TOTAL RETURN                                            (15.41%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.39%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  1.35%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .51%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--
-------------------------------------------------------------------
Portfolio turnover rate                                     29%
-------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  311

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

                                                                                                                     YEAR ENDED
                                         SIX MONTHS ENDED                   YEAR ENDED DEC. 31,                       AUG. 31,
CLASS 3(e)                                 JUNE 30, 2010       --------------------------------------------      ------------------
PER SHARE DATA                              (UNAUDITED)         2009         2008        2007       2006(f)       2006        2005
Net asset value, beginning of
 period                                       $12.26            $8.98       $13.63      $14.89       $15.06      $14.46      $13.10
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     .01              .04          .08         .11          .02         .06         .02
Net gains (losses) (both realized
 and unrealized)                                (.14)            3.24        (4.26)       (.81)        1.46        1.61        2.53
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                (.13)            3.28        (4.18)       (.70)        1.48        1.67        2.55
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                           --               --         (.01)       (.12)        (.02)       (.06)       (.01)
Distributions from realized gains                 --               --         (.46)       (.44)       (1.63)      (1.01)      (1.18)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                               --               --         (.47)       (.56)       (1.65)      (1.07)      (1.19)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.13           $12.26        $8.98      $13.63       $14.89      $15.06      $14.46
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  (1.09%)          36.55%      (31.57%)     (4.90%)       9.99%      12.28%      20.02%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                          1.22%(c)         1.27%        1.27%       1.28%        1.32%(c)    1.28%       1.28%
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                       1.22%(c)         1.26%        1.22%       1.23%        1.26%(c)    1.24%       1.28%
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    .10%(c)          .43%         .84%        .73%         .48%(c)     .41%        .12%
-----------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in
 millions)                                      $244           $1,322         $916      $1,024         $619        $549        $412
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          29%              58%          76%         58%          23%        102%         65%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 3, 2010 (when shares became available) to June 30, 2010.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) Prior to April 30, 2010, Class 3 was an unnamed class of shares.
(f) For the period from Sept. 1, 2006 to Dec. 31, 2006. In 2006, the Fund's fiscal year end was changed from Aug. 31 to Dec. 31.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
312  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS  -------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified (non-diversified for RiverSource Variable Portfolio (VP) - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund), open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest.

The primary investment strategies of each Fund are as follows:

RiverSource VP - Balanced Fund invests primarily in a combination of common and preferred stocks, bonds and other debt securities.

RiverSource VP - Cash Management Fund invests primarily in money market instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed commercial paper. At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly RiverSource Investments, LLC) (the Investment Manager) owned 100% of Class 2 shares.

RiverSource VP - Diversified Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - Diversified Equity Income Fund invests primarily in dividend-paying common and preferred stocks. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - Dynamic Equity Fund invests primarily in equity securities. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

RiverSource VP - Global Bond Fund invests primarily in debt obligations securities of U.S. and foreign issuers. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - Global Inflation Protected Securities Fund invests primarily in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by U.S. and foreign governments, their agencies or instrumentalities, and corporations. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - High Yield Bond Fund invests primarily in high-yield debt instruments. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

RiverSource VP - Income Opportunities Fund invests primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - Mid Cap Growth Fund invests primarily in common stocks of mid-capitalization companies. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

RiverSource VP - Mid Cap Value Fund invests primarily in equity securities of mid-capitalization companies. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

RiverSource VP - S&P 500 Index Fund invests primarily in common stocks included in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

RiverSource VP - Short Duration U.S. Government Fund invests primarily in debt securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

Seligman VP - Growth Fund invests primarily in common stocks of large U.S. companies that fall within the range of the Russell 1000(R) Growth Index. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

Seligman VP - Larger-Cap Value Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  313

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

Seligman VP - Smaller-Cap Value Fund invests primarily in equity securities of companies with market capitalization of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

Threadneedle VP - Emerging Markets Fund invests primarily in equity securities of companies in emerging market countries. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

Threadneedle VP - International Opportunity Fund invests primarily in equity securities of foreign issuers that are believed to offer strong growth potential. At June 30, 2010, the Investment Manager owned 100% of Class 1 and Class 2 shares.

VP - Davis New York Venture Fund (formerly RiverSource Partners VP - Fundamental Value Fund) invests primarily in equity securities of U.S. companies. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

VP - Goldman Sachs Mid Cap Value Fund (formerly RiverSource Partners VP - Select Value Fund) invests primarily in equity securities of mid-capitalization companies. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

VP - Partners Small Cap Value Fund (formerly RiverSource Partners VP - Small Cap Value Fund) invests primarily in equity securities of small capitalization companies. At June 30, 2010, the Investment Manager owned 100% of Class 2 shares.

Each Fund except RiverSource VP - Balanced Fund and RiverSource VP - S&P 500 Index Fund offers Class 1 and Class 2 shares effective May 3, 2010, and Class 3 (prior to April 30, 2010 known as an unnamed class of shares) shares (each of RiverSource VP - Balance Fund and RiverSource VP - S&P 500 Index Fund offers Class 3 shares) to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors, Inc.) (the Distributor). You may not buy (nor will you own) shares of the Funds directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to one or more Funds.

All classes of shares have identical voting, dividend and liquidation rights. Each class has separate class specific expenses. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial Inc., Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including

--------------------------------------------------------------------------------
314  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities in all Funds, except RiverSource VP - Cash Management Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value. Pursuant to Rule 2a-7 of the 1940 Act, securities in RiverSource VP - Cash Management Fund are valued daily at amortized cost, which approximates market value. When such valuations do not reflect market value, securities may be valued as determined in accordance with procedures adopted by the Board.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2010, foreign currency holdings are as follows:

RiverSource VP - Balanced Fund holdings were entirely comprised of Mexican pesos.
RiverSource VP - Diversified Bond Fund holdings were entirely comprised of Mexican pesos.
RiverSource VP - Dynamic Equity Fund holdings were entirely comprised of Swiss francs.
RiverSource VP - Global Bond Fund consisted of multiple denominations, primarily European monetary units.
RiverSource VP - Global Inflation Protected Securities Fund consisted of multiple denominations.
Threadneedle VP - Emerging Markets Fund consisted of multiple denominations, primarily Brazilian reais.
Threadneedle VP - International Opportunity Fund consisted of multiple denominations, primarily Japanese yen.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At June 30, 2010, investments in securities included issues that are illiquid which the Funds currently limit to 15% of net assets except RiverSource
VP - Cash Management Fund, which limits investments in securities that are illiquid to 5% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2010 is as follows:

                                                                                    PERCENTAGE
FUND                                                                    VALUE     OF NET ASSETS
-----------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                      $   849,507       0.10%
RiverSource VP -- Diversified Bond Fund                                4,330,966       0.12%
RiverSource VP -- Global Bond Fund                                     4,084,772       0.28%
RiverSource VP -- High Yield Bond Fund                                 4,900,090       0.73%
RiverSource VP -- Income Opportunities Fund                            1,071,985       0.11%
RiverSource VP -- Mid Cap Value Fund                                   7,518,272       1.16%
Seligman VP -- Larger-Cap Value Fund                                           1       0.00%
Threadneedle VP -- Emerging Markets Fund                              36,953,281       4.41%
VP -- Davis New York Venture Fund                                      1,367,122       0.12%


Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  315

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

the 15% (5% for RiverSource VP - Cash Management Fund) limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by each Fund.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2010, the outstanding when-issued securities and other forward-commitments for the Funds are as follows:

                                                                  WHEN-ISSUED         OTHER
FUND                                                              SECURITIES   FORWARD-COMMITMENTS
--------------------------------------------------------------------------------------------------
RiverSource VP -- Balanced Fund                                  $ 57,633,599      $ 2,002,241
RiverSource VP -- Diversified Bond Fund                           628,173,048        1,610,000
RiverSource VP -- High Yield Bond Fund                                352,488               --
RiverSource VP -- Income Opportunities Fund                           503,575        1,698,583
RiverSource VP -- Short Duration U.S. Government Fund             135,405,877       17,732,051


Certain Funds also may enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to "roll over" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. RiverSource VP - Balanced Fund, RiverSource VP - Diversified Bond Fund and RiverSource VP - Short Duration U.S. Government Fund entered into mortgage dollar roll transactions during the six months ended June 30, 2010.

FORWARD SALE COMMITMENTS
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the Notes to Portfolio of Investments.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
For federal income tax purposes, each Fund is treated as a separate entity.

RiverSource VP - Balanced Fund, RiverSource VP - Diversified Equity Income Fund, RiverSource VP - Dynamic Equity Fund, RiverSource VP - Mid Cap Growth Fund, RiverSource VP - Mid Cap Value Fund, RiverSource VP - S&P 500 Index Fund, Seligman VP - Growth Fund, Seligman VP - Larger-Cap Value Fund, Seligman
VP - Smaller-Cap Value Fund, VP - Davis New York Venture Fund, VP - Goldman Sachs Mid Cap Value Fund and VP - Partners Small Cap Value Fund are

--------------------------------------------------------------------------------
316  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each of these Funds' net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

RiverSource VP - Cash Management Fund, RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund, RiverSource VP - Short Duration U.S. Government Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund are each treated as a separate regulated investment company for federal income tax purposes. Each of these Funds' policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies (RICs) and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. Each Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SUBACCOUNTS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and distributed quarterly, when available, for RiverSource VP - Cash Management Fund. Dividends from net investment income are declared and distributed quarterly, when available, for RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource VP - Diversified Bond Fund, RiverSource VP - Global Inflation Protected Securities Fund, RiverSource VP - High Yield Bond Fund, RiverSource VP - Income Opportunities Fund and RiverSource VP - Short Duration U.S. Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Funds to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Funds, except RiverSource VP - Cash Management Fund, may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Funds' securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Funds will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  317

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Funds may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Funds bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Funds, except RiverSource VP - Cash Management Fund, may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter (OTC) markets to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. A Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk.

CREDIT DEFAULT SWAP TRANSACTIONS
Certain Funds may enter into credit default swap transactions to increase or decrease their credit exposure to an issuer of debt securities, a specific debt security, or an index of issuers or debt securities. Additionally, credit default swaps may be used to hedge the Funds' exposure on debt securities that they own or in lieu of selling such debt securities.


--------------------------------------------------------------------------------
318  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

As the purchaser of a credit default swap contract, the Funds purchase protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If the credit event specified in the contract occurs, the Funds will be required to deliver either the reference obligation or an equivalent cash amount to the protection seller and in exchange, the Funds will receive the notional amount from the seller. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain
(loss).

As the seller of a credit default swap contract, the Funds sell protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If the credit event specified in the contract occurs, the Funds will receive the reference obligation or an equivalent cash amount in exchange for the payment of the notional amount to the protection buyer. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Funds could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. Notional amounts of all credit default swap contracts outstanding for which the Funds are the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Funds bear the risk of loss from the credit events specified in the contract. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Market values for credit default swap contracts in which the Funds are the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.

The notional amounts and market values of credit default swap contracts are not recorded in the financial statements. Any premium paid or received by the Funds upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded. Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to leverage risk, hedging risk, correlation risk and liquidity risk.

Credit default swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Funds attempt to mitigate counterparty credit risk by entering into credit default swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net market value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

TOTAL RETURN SWAP TRANSACTIONS
Certain Funds may enter into total return swap transactions to obtain long or short exposure to the total return on a specified reference security, a basket of reference securities or a reference security index during the specified period, in return for periodic payments based on a fixed or variable interest rate. Total return swap transactions may be used to obtain exposure to a reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

The notional amounts of total return swap contracts are not recorded in the financial statements. Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  319

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


swap, at which time the Funds will realize a gain or (loss). Periodic payments received (or made) by the Funds over the term of the contract are recorded as realized gains (losses).

Total return swap transactions may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. It may not be possible for the Funds to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swaps are subject to the risk associated with the investment in the reference securities. The risk in the case of short total return swap transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities. This risk may be offset if the Funds hold any of the reference securities. The risk in the case of long total return swap transactions is limited to the current notional amount of the total return swap.

Total return swap transactions are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Funds attempt to mitigate counterparty credit risk by entering into total return swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net market value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement) the Funds or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any. Tables are presented only for those funds which had derivatives outstanding at June 30, 2010, or which had derivatives transactions during the six months ended June 30, 2010.

RiverSource - VP Balanced Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
                                                                        depreciation on
Interest rate contracts                    N/A                  N/A     investments                    $462,318*
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


                     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                          FORWARD
                                                          FOREIGN
                                                          CURRENCY
RISK EXPOSURE CATEGORY                                   CONTRACTS    FUTURES     OPTIONS     TOTAL
------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                $(11,436) $        --  $     --  $   (11,436)
------------------------------------------------------------------------------------------------------------
Interest rate contracts                                         --   (1,398,228)  (82,915)  (1,481,143)
------------------------------------------------------------------------------------------------------------
Total                                                     $(11,436) $(1,398,228) $(82,915) $(1,492,579)
------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
320  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
                                                              FORWARD
                                                              FOREIGN
                                                              CURRENCY
RISK EXPOSURE CATEGORY                                       CONTRACTS   FUTURES  OPTIONS    TOTAL
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                      $--     $     --    $--    $     --
---------------------------------------------------------------------------------------------------------
Interest rate contracts                                          --      134,870     --    $134,870
---------------------------------------------------------------------------------------------------------
Total                                                           $--     $134,870    $--    $134,870
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $40,000 for the six months ended June 30, 2010.

FUTURES
The gross notional amount of long and short contracts outstanding was approximately $2.6 million and $34.4 million, respectively, at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $9.7 million and $45.6 million, respectively, for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

OPTIONS
At June 30, 2010 the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $6.2 million for the six months ended June 30, 2010.

RiverSource - VP Diversified Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation                   Unrealized depreciation
                              on forward foreign                        on forward foreign
Foreign exchange contracts    currency contracts             $355,587   currency contracts            $1,657,474
----------------------------------------------------------------------------------------------------------------------
                              Net assets -- unrealized
                              appreciation on
Interest rate contracts       investments                     112,349*  N/A                                  N/A
----------------------------------------------------------------------------------------------------------------------
Total                                                        $467,936                                 $1,657,474
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


                     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                        FORWARD
                                                        FOREIGN
                                                       CURRENCY
RISK EXPOSURE CATEGORY                                 CONTRACTS     FUTURES     OPTIONS      TOTAL
------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                            $5,209,228  $         --  $     --  $  5,209,228
------------------------------------------------------------------------------------------------------------
Interest rate contracts                                       --   (19,629,234)  559,737  $(19,069,497)
------------------------------------------------------------------------------------------------------------
Total                                                 $5,209,228  $(19,629,234) $559,737  $(13,860,269)
------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  321

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

            CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                          FORWARD
                                                          FOREIGN
                                                          CURRENCY
RISK EXPOSURE CATEGORY                                   CONTRACTS     FUTURES    OPTIONS     TOTAL
------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                              $(2,286,585) $       --  $     --  $(2,286,585)
------------------------------------------------------------------------------------------------------------
Interest rate contracts                                          --   1,827,906   (45,366) $ 1,782,540
------------------------------------------------------------------------------------------------------------
Total                                                   $(2,286,585) $1,827,906  $(45,366) $  (504,045)
------------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $147.8 million at June 30, 2010. The monthly average gross notional amount for these contracts was $202 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was approximately $337.2 million and $362.9 million, respectively, at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $196.4 million and $540.4 million, respectively, for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

OPTIONS
At June 30, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $202.8 million for the six months ended June 30, 2010.

RiverSource VP - Diversified Equity Income Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


               AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------
                                                                                 FORWARD
                                                                                 FOREIGN
                                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                                          CONTRACTS
-----------------------------------------------------------------------------------------
Foreign exchange contracts                                                        $3,739



      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------
                                                                                 FORWARD
                                                                                 FOREIGN
                                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                                          CONTRACTS
-----------------------------------------------------------------------------------------
Foreign exchange contracts                                                         $--


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $187,000 for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
322  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Dynamic Equity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
                                                                        depreciation on
Equity contracts                           N/A                  N/A     investments                    $272,423*
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


                  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------
                                                                   FORWARD
                                                                   FOREIGN
                                                                   CURRENCY
RISK EXPOSURE CATEGORY                                            CONTRACTS   FUTURES    TOTAL
-----------------------------------------------------------------------------------------------------
Equity contracts                                                    $  --    $150,449  $150,449
-----------------------------------------------------------------------------------------------------
Foreign exchange contracts                                           (605)         --      (605)
-----------------------------------------------------------------------------------------------------
Total                                                               $(605)   $150,449  $149,844
-----------------------------------------------------------------------------------------------------




          CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------
                                                                   FORWARD
                                                                   FOREIGN
                                                                   CURRENCY
RISK EXPOSURE CATEGORY                                            CONTRACTS   FUTURES     TOTAL
-------------------------------------------------------------------------------------------------------
Equity contracts                                                     $--     $(216,508) $(216,508)
-------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                            --            --         --
-------------------------------------------------------------------------------------------------------
Total                                                                $--     $(216,508) $(216,508)
-------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was approximately $18.5 million at June 30, 2010. The monthly average gross notional amounts for long contracts was $18.4 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $399,000 for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  323

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

RiverSource VP - Global Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation                   Unrealized depreciation
                              on forward foreign                        on forward foreign
Foreign exchange contracts    currency contracts             $713,527   currency contracts            $1,152,168
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
                                                                        depreciation on
Interest rate contracts       N/A                                 N/A   investments                    1,800,961*
----------------------------------------------------------------------------------------------------------------------
Total                                                        $713,527                                 $2,953,129
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


                  AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------
                                                                  FORWARD
                                                                  FOREIGN
                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                           CONTRACTS   FUTURES     TOTAL
------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                      $2,612,457  $     --  $2,612,457
------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --   530,350     530,350
------------------------------------------------------------------------------------------------------
Total                                                           $2,612,457  $530,350  $3,142,807
------------------------------------------------------------------------------------------------------




          CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------------------
                                                                FORWARD
                                                                FOREIGN
                                                               CURRENCY
RISK EXPOSURE CATEGORY                                         CONTRACTS    FUTURES       TOTAL
--------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                    $3,658,241  $        --  $ 3,658,241
--------------------------------------------------------------------------------------------------------
Interest rate contracts                                               --   (1,165,445)  (1,165,445)
--------------------------------------------------------------------------------------------------------
Total                                                         $3,658,241  $(1,165,445) $ 2,492,796
--------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $201.4 million at June 30, 2010. The monthly average gross notional amount for these contracts was $149.4 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was approximately $24.8 million and $113.4 million, respectively, at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $49.4 million and $32.1 million, respectively, for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.


--------------------------------------------------------------------------------
324  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Global Inflation Protected Securities Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                        ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                             ---------------------------------------  ---------------------------------------
                                 STATEMENT OF ASSETS                      STATEMENT OF ASSETS
                                   AND LIABILITIES                          AND LIABILITIES
RISK EXPOSURE CATEGORY                 LOCATION           FAIR VALUE            LOCATION           FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
                             Unrealized appreciation                  Unrealized depreciation
                             on forward foreign                       on forward foreign
Foreign exchange contracts   currency contracts           $5,137,894  currency contracts           $1,418,123
-------------------------------------------------------------------------------------------------------------------
                                                                      Net assets -- unrealized
                                                                      depreciation on
Interest rate contracts      N/A                                 N/A  investments                   4,495,590*
-------------------------------------------------------------------------------------------------------------------
Total                                                     $5,137,894                               $5,913,713
-------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN(LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------------------
                                                               FORWARD
                                                               FOREIGN
                                                              CURRENCY
RISK EXPOSURE CATEGORY                                        CONTRACTS     FUTURES       TOTAL
--------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                  $143,340,943  $       --  $143,340,943
--------------------------------------------------------------------------------------------------------
Interest rate contracts                                               --   3,970,204     3,970,204
--------------------------------------------------------------------------------------------------------
Total                                                       $143,340,943  $3,970,204  $147,311,147
--------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
                                                                FORWARD
                                                                FOREIGN
                                                               CURRENCY
RISK EXPOSURE CATEGORY                                         CONTRACTS     FUTURES        TOTAL
----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                   $(25,228,280) $        --  $(25,228,280)
----------------------------------------------------------------------------------------------------------
Interest rate contracts                                                --   (2,099,288)   (2,099,288)
----------------------------------------------------------------------------------------------------------
Total                                                        $(25,228,280) $(2,099,288) $(27,327,568)
----------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $1,001.8 million at June 30, 2010. The monthly average gross notional amount for these contracts was $1,115.6 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long and short contracts outstanding was approximately $124.5 million and $443.0 million, respectively, at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $169.0 million and $307.6 million, respectively, for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

RiverSource VP - Mid Cap Growth Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  325

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
----------------------------------------------------------------------------------------
Equity contracts                                                              $2,407,000



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          OPTIONS
---------------------------------------------------------------------------------------
Equity contracts                                                                  $--


VOLUME OF DERIVATIVE ACTIVITY
OPTIONS
At June 30, 2010, the Fund had no outstanding options contracts. The monthly average gross notional amount for these contracts was $3.6 million for the six months ended June 30, 2010.

RiverSource VP - S&P 500 Index Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
                                                                        depreciation on
Equity contracts                           N/A                  N/A     investments                     $20,324*
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                          FUTURES
---------------------------------------------------------------------------------------
Equity contracts                                                                $(9,790)



     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                           FUTURES
----------------------------------------------------------------------------------------
Equity contracts                                                                $(21,776)


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long contracts outstanding was approximately $1.8 million at June 30, 2010. The monthly average gross notional amounts for long contracts was $1.4 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

RiverSource VP - Short Duration U.S. Government Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                       LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
                                                                        depreciation on
Interest rate contracts                    N/A                  N/A     investments                   $1,242,465*
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
326  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------------
Interest rate contracts                                                       $105,277




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
---------------------------------------------------------------------------------------
Interest rate contracts                                                       $(348,645)


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of short contracts outstanding was approximately $84.6 million at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $87.0 million and $31.2 million, respectively, for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

Threadneedle VP - Emerging Markets Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
                                                                               FORWARD
                                                                               FOREIGN
                                                                               CURRENCY
RISK EXPOSURE CATEGORY                                                        CONTRACTS
---------------------------------------------------------------------------------------------
Foreign exchange contracts                                                     $132,363



      CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------
                                                                                 FORWARD
                                                                                 FOREIGN
                                                                                 CURRENCY
RISK EXPOSURE CATEGORY                                                          CONTRACTS
-----------------------------------------------------------------------------------------
Foreign exchange contracts                                                         $--


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $1.3 million for the six months ended June 30, 2010.

Threadneedle VP - International Opportunity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2010


              AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
                                                                                FORWARD
                                                                                FOREIGN
                                                                                CURRENCY
RISK EXPOSURE CATEGORY                                                         CONTRACTS
----------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $100,884




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  327

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------
                                                                               FORWARD
                                                                               FOREIGN
                                                                               CURRENCY
RISK EXPOSURE CATEGORY                                                        CONTRACTS
---------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $--


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount for these contracts was $1.0 million for the six months ended June 30, 2010.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                      PERCENTAGE RANGE
------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                            0.530% to 0.350%
RiverSource VP - Cash Management Fund                                     0.330% to 0.150%
RiverSource VP - Diversified Bond Fund                                    0.480% to 0.290%
RiverSource VP - Diversified Equity Income Fund                           0.600% to 0.375%
RiverSource VP - Dynamic Equity Fund                                      0.600% to 0.375%
RiverSource VP - Global Bond Fund                                         0.720% to 0.520%
RiverSource VP - Global Inflation Protected Securities Fund               0.440% to 0.250%
RiverSource VP - High Yield Bond Fund                                     0.590% to 0.360%
RiverSource VP - Income Opportunities Fund                                0.610% to 0.380%
RiverSource VP - Mid Cap Growth Fund                                      0.700% to 0.475%
RiverSource VP - Mid Cap Value Fund                                       0.700% to 0.475%
RiverSource VP - S&P 500 Index Fund                                       0.220% to 0.120%
RiverSource VP - Short Duration U.S. Government Fund                      0.480% to 0.250%
Seligman VP - Growth Fund                                                 0.600% to 0.375%
Seligman VP - Larger-Cap Value Fund                                       0.600% to 0.375%
Seligman VP - Smaller-Cap Value Fund                                      0.790% to 0.665%
Threadneedle VP - Emerging Markets Fund                                   1.100% to 0.900%
Threadneedle VP - International Opportunity Fund                          0.800% to 0.570%
VP - Davis New York Venture Fund                                          0.730% to 0.600%
VP - Goldman Sachs Mid Cap Value Fund                                     0.780% to 0.650%
VP - Partners Small Cap Value Fund                                        0.970% to 0.870%


For the following Funds, the fee may be adjusted upward or downward by a performance incentive adjustment with a maximum adjustment of 0.08% for RiverSource VP -- Balanced Fund and 0.12% for each remaining Fund. The adjustment is determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class 3 share of each Fund and the annualized performance of the stated index, up to the maximum percentage of each Fund's average daily net assets. In certain circumstances, the Board may approve a change in the index. If

--------------------------------------------------------------------------------
328  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

the performance difference is less than 0.50%, the adjustment will be zero. The index name and the amount the fee was increased (decreased) for each Fund for the six months ended June 30, 2010, is as follows:

                                                                                       INCREASE
FUND                                       INDEX NAME                                 (DECREASE)
------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund             Lipper Balanced Funds Index                $  161,538
RiverSource VP - Diversified Equity
  Income Fund                              Lipper Equity Income Funds Index            1,556,853
RiverSource VP - Dynamic Equity Fund       Lipper Large-Cap Core Funds Index             232,031
RiverSource VP - Mid Cap Growth Fund       Lipper Mid-Cap Growth Funds Index             153,191
RiverSource VP - Mid Cap Value Fund        Lipper Mid-Cap Value Funds Index               51,186
Seligman VP - Growth Fund                  Lipper Large-Cap Growth Funds Index            37,407
Seligman VP - Larger-Cap Value Fund        Lipper Large-Cap Value Funds Index              6,462
Seligman VP -- Smaller-Cap Value Fund      Lipper Small-Cap Core Funds Index              40,520
Threadneedle VP  Emerging Markets Fund     Lipper Emerging Markets Funds Index          (170,254)
Threadneedle VP -- International           Lipper International Large-Cap Core Funds
  Opportunity Fund                         Index                                        (176,492)
VP - Davis New York Venture Fund           Lipper Large-Cap Core Funds Index             678,112
VP - Goldman Sachs Mid Cap Value Fund      Lipper Mid-Cap Value Funds Index               (3,751)
VP - Partners Small Cap Value Fund         Lipper Small-Cap Value Funds Index            261,697


The management fee for the six months ended June 30, 2010, including the adjustment under the terms of the performance incentive arrangement, if any, is the following percentage of each Fund's average daily net assets:

FUND                                                                           PERCENTAGE
-----------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                    0.56%
RiverSource VP - Cash Management Fund                                             0.33%
RiverSource VP - Diversified Bond Fund                                            0.43%
RiverSource VP - Diversified Equity Income Fund                                   0.65%
RiverSource VP - Dynamic Equity Fund                                              0.63%
RiverSource VP - Global Bond Fund                                                 0.66%
RiverSource VP - Global Inflation Protected Securities Fund                       0.42%
RiverSource VP - High Yield Bond Fund                                             0.59%
RiverSource VP - Income Opportunities Fund                                        0.60%
RiverSource VP - Mid Cap Growth Fund                                              0.78%
RiverSource VP - Mid Cap Value Fund                                               0.73%
RiverSource VP - S&P 500 Index Fund                                               0.22%
RiverSource VP - Short Duration U.S. Government Fund                              0.48%
Seligman VP - Growth Fund                                                         0.63%
Seligman VP - Larger-Cap Value Fund                                               0.67%
Seligman VP - Smaller-Cap Value Fund                                              0.89%
Threadneedle VP - Emerging Markets Fund                                           1.04%
Threadneedle VP - International Opportunity Fund                                  0.72%
VP - Davis New York Venture Fund                                                  0.77%
VP - Goldman Sachs Mid Cap Value Fund                                             0.81%
VP - Partners Small Cap Value Fund                                                0.95%


SUBADVISORY AGREEMENTS
The Investment Manager has a Subadvisory Agreement with Threadneedle International Limited, an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to subadvise the assets of Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund.

The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. to subadvise the assets of VP - Davis New York Venture Fund.

The Investment Manager has a Subadvisory Agreement with Goldman Sachs Asset Management, L.P. to subadvise the assets of VP - Goldman Sachs Mid Cap Value Fund. Prior to Feb. 22, 2010, the Investment Manager had Subadvisory Agreements with Systematic Financial Management, L.P. and WEDGE Capital Management L.L.P., each of which subadvised a portion of the assets of the Fund.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  329

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co. Inc., River Road Asset Management, LLC, Denver Investment Advisors LLC and Turner Investment Partners, Inc., each of which subadvises a portion of the assets of VP - Partners Small Cap Value Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.

The Investment Manager contracts with and compensates each subadviser to manage the investment of the respective Funds' assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The percentage range for each Fund and the percentage of each Fund's average daily net assets for the six months ended June 30, 2010, were as follows:

FUND                                                             PERCENTAGE RANGE    PERCENTAGE
-----------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                   0.060% to 0.030%       0.06%
RiverSource VP - Cash Management Fund                            0.060% to 0.030%       0.06%
RiverSource VP - Diversified Bond Fund                           0.070% to 0.040%       0.06%
RiverSource VP - Diversified Equity Income Fund                  0.060% to 0.030%       0.05%
RiverSource VP - Dynamic Equity Fund                             0.060% to 0.030%       0.06%
RiverSource VP - Global Bond Fund                                0.080% to 0.050%       0.07%
RiverSource VP - Global Inflation Protected Securities Fund      0.070% to 0.040%       0.06%
RiverSource VP - High Yield Bond Fund                            0.070% to 0.040%       0.07%
RiverSource VP - Income Opportunities Fund                       0.070% to 0.040%       0.06%
RiverSource VP - Mid Cap Growth Fund                             0.060% to 0.030%       0.06%
RiverSource VP - Mid Cap Value Fund                              0.060% to 0.030%       0.06%
RiverSource VP - S&P 500 Index Fund                              0.060% to 0.030%       0.06%
RiverSource VP - Short Duration U.S. Government Fund             0.070% to 0.040%       0.07%
Seligman VP - Growth Fund                                        0.060% to 0.030%       0.06%
Seligman VP - Larger-Cap Value Fund                              0.060% to 0.030%       0.06%
Seligman VP - Smaller-Cap Value Fund                             0.080% to 0.050%       0.08%
Threadneedle VP - Emerging Markets Fund                          0.080% to 0.050%       0.08%
Threadneedle VP - International Opportunity Fund                 0.080% to 0.050%       0.08%
VP - Davis New York Venture Fund                                 0.060% to 0.030%       0.05%
VP - Goldman Sachs Mid Cap Value Fund                            0.060% to 0.030%       0.06%
VP - Partners Small Cap Value Fund                               0.080% to 0.050%       0.08%




--------------------------------------------------------------------------------
330  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company are as follows:

FUND                                                                             AMOUNT
---------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                   $  524
RiverSource VP - Cash Management Fund                                               657
RiverSource VP - Diversified Bond Fund                                            3,566
RiverSource VP - Diversified Equity Income Fund                                   1,561
RiverSource VP - Dynamic Equity Fund                                                576
RiverSource VP - Global Bond Fund                                                 1,066
RiverSource VP - Global Inflation Protected Securities Fund                       1,397
RiverSource VP - High Yield Bond Fund                                               455
RiverSource VP - Income Opportunities Fund                                        1,112
RiverSource VP - Mid Cap Growth Fund                                                134
RiverSource VP - Mid Cap Value Fund                                                  69
RiverSource VP - S&P 500 Index Fund                                                  91
RiverSource VP - Short Duration U.S. Government Fund                                340
Seligman VP - Growth Fund                                                            98
Seligman VP - Larger-Cap Value Fund                                                   2
Seligman VP - Smaller-Cap Value Fund                                                 28
Threadneedle VP - Emerging Markets Fund                                             247
Threadneedle VP - International Opportunity Fund                                    242
VP - Davis New York Venture Fund                                                    804
VP - Goldman Sachs Mid Cap Value Fund                                                81
VP - Partners Small Cap Value Fund                                                  482


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource, Seligman and Threadneedle funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (formerly RiverSource Service Corporation). The fee under this agreement is uniform for each of the Funds at an annual rate of 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (formerly RiverSource Fund Distributors Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class 2 shares and a fee at an annual rate of up to 0.125% of each Fund's average daily net assets attributable to Class 3 shares.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  331

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fee and expenses of acquired funds*), including any applicable adjustments under the terms of a performance incentive arrangement, were as follows:

FUND                                                                  CLASS 1  CLASS 2  CLASS 3
-----------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                                      0.845%     N/A      N/A
RiverSource VP - Global Inflation Protected Securities Fund             0.64%     N/A      N/A
RiverSource VP - S&P 500 Index Fund                                      N/A      N/A     0.53%
Seligman VP - Larger-Cap Value Fund                                      N/A      N/A     1.02%
Seligman VP - Smaller-Cap Value Fund                                    1.07%    1.31%    1.21%
Threadneedle VP - Emerging Markets Fund                                 1.41%   1.655%    1.41%
VP - Davis New York Venture Fund                                        0.87%    1.12%    1.05%
VP - Goldman Sachs Mid Cap Value Fund                                    N/A      N/A     1.05%
VP - Partners Small Cap Value Fund                                      1.11%    1.35%    1.22%


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

FUND                                                                 CLASS 1  CLASS 2  CLASS 3
----------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                                   $ 87,559     N/A       N/A
RiverSource VP - Global Inflation Protected Securities Fund         $ 51,870     N/A       N/A
Seligman VP - Larger-Cap Value Fund                                      N/A     N/A   $ 6,418
Seligman VP - Smaller-Cap Value Fund                                     N/A     N/A   $   939
Threadneedle VP - Emerging Markets Fund                             $ 26,729    $  1   $59,821
VP - Davis New York Venture Fund                                    $104,180    $ --       N/A
VP - Goldman Sachs Mid Cap Value Fund                                    N/A     N/A   $13,186
VP - Partners Small Cap Value Fund                                  $ 67,454    $ --       N/A


The management fees and other Fund level expenses waived/reimbursed at the Fund level were as follows:

FUND
----------------------------------------------------------------------------------------
RiverSource VP - S&P 500 Index Fund                                             $  1,830
Threadneedle VP - Emerging Markets Fund                                         $170,836
VP - Davis New York Venture Fund                                                $ 67,034
VP - Partners Small Cap Value Fund                                              $ 57,691


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any applicable performance incentive adjustment, will not exceed the following percentage of the class average daily net assets:

FUND                                                                  CLASS 1  CLASS 2  CLASS 3
-----------------------------------------------------------------------------------------------
RiverSource VP - Global Bond Fund                                      0.845%   1.095%    0.97%
RiverSource VP - Global Inflation Protected Securities Fund            0.635%   0.885%    0.76%
RiverSource VP - Mid Cap Growth Fund                                   0.955%   1.205%    1.08%
RiverSource VP - S&P 500 Index Fund                                      N/A      N/A     0.53%
Seligman VP - Larger-Cap Value Fund                                    0.925%   1.175%    1.05%
Seligman VP - Smaller-Cap Value Fund                                   1.025%   1.275%    1.15%
Threadneedle VP - Emerging Markets Fund                                1.405%   1.655%    1.53%
VP - Davis New York Venture Fund                                       0.865%   1.115%    0.99%
VP - Goldman Sachs Mid Cap Value Fund                                  1.075%   1.325%    1.20%
VP - Partners Small Cap Value Fund                                     1.075%   1.325%    1.20%


For the six months ended June 30, 2010, the waiver was not invoked for RiverSource VP - Mid Cap Growth Fund since the Fund's expenses were below the cap amount.

From time to time, the Investment Manager and its affiliates may limit the expenses of RiverSource VP - Cash Management Fund for the purpose of increasing the yield. This expense limitation policy may be revised or terminated at any time without notice.


--------------------------------------------------------------------------------
332  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales or maturities of securities aggregated $4,563,306,865 and $4,583,027,663 respectively, for RiverSource VP - Cash Management Fund. Cost of purchases and proceeds from sales or maturities of securities (other than short-term obligations, but including any applicable mortgage dollar rolls) aggregated for each Fund are as follows:

FUND                                                                PURCHASES         PROCEEDS
-------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                   $   898,749,464  $   960,123,985
RiverSource VP - Diversified Bond Fund                            13,297,529,241   15,677,903,771
RiverSource VP - Diversified Equity Income Fund                      352,141,870    1,305,538,414
RiverSource VP - Dynamic Equity Fund                                 631,688,404      748,292,611
RiverSource VP - Global Bond Fund                                    555,721,747      734,096,316
RiverSource VP - Global Inflation Protected Securities Fund        1,070,802,058    1,005,397,080
RiverSource VP - High Yield Bond Fund                                291,015,945      335,168,750
RiverSource VP - Income Opportunities Fund                           635,150,522    1,605,605,241
RiverSource VP - Mid Cap Growth Fund                                 236,620,499      258,000,632
RiverSource VP - Mid Cap Value Fund                                  599,208,975      151,543,558
RiverSource VP - S&P 500 Index Fund                                   40,221,138       54,652,027
RiverSource VP - Short Duration U.S. Government Fund               1,532,863,538      973,245,886
Seligman VP - Growth Fund                                            238,807,976      259,766,077
Seligman VP - Larger-Cap Value Fund                                    7,607,445          363,584
Seligman VP - Smaller-Cap Value Fund                                   1,252,756        6,570,913
Threadneedle VP - Emerging Markets Fund                              343,014,087      363,100,817
Threadneedle VP - International Opportunity Fund                     217,223,541      263,166,266
VP - Davis New York Venture Fund                                     322,835,109    1,029,207,663
VP - Goldman Sachs Mid Cap Value Fund                                784,158,772       85,066,416
VP - Partners Small Cap Value Fund                                   354,914,367      489,741,935


Realized gains and losses on investment sales are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                          RIVERSOURCE VP -                 RIVERSOURCE VP -                 RIVERSOURCE VP -
                                           BALANCED FUND                 CASH MANAGEMENT FUND            DIVERSIFIED BOND FUND
                                  -------------------------------  -------------------------------  -------------------------------
                                  SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED
                                    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 1
-----------------------------------------------------------------------------------------------------------------------------------
Sold                                        N/A              N/A      191,311,677              N/A     394,491,719             N/A
Reinvested distributions                    N/A              N/A            1,365              N/A      10,036,945             N/A
Redeemed                                    N/A              N/A       (3,195,921)             N/A    (228,782,035)            N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                      N/A      188,117,121              N/A     175,746,629             N/A
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 2
-----------------------------------------------------------------------------------------------------------------------------------
Sold                                        N/A              N/A            5,000              N/A             449             N/A
Reinvested distributions                    N/A              N/A                1              N/A              27             N/A
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                     N/A              N/A            5,001              N/A             476             N/A
-----------------------------------------------------------------------------------------------------------------------------------
CLASS 3*
-----------------------------------------------------------------------------------------------------------------------------------
Sold                                    321,446        8,946,290       95,551,411      214,592,355      20,928,575     117,440,618
Reinvested distributions                     --               --           42,255       29,920,114       9,597,830      20,882,132
Redeemed                             (7,101,739)     (19,314,539)    (304,734,481)    (957,626,069)   (378,606,455)    (77,231,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (6,780,293)     (10,368,249)    (209,140,815)    (713,113,600)   (348,080,050)     61,019,530
-----------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  333

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                           RIVERSOURCE VP -                 RIVERSOURCE VP -         RIVERSOURCE VP -
                                    DIVERSIFIED EQUITY INCOME FUND        DYNAMIC EQUITY FUND        GLOBAL BOND FUND
                                   -------------------------------  -------------------------------  ----------------
                                   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                     JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS 1
---------------------------------------------------------------------------------------------------------------------
Sold                                  206,745,310             N/A             278              N/A      111,924,581
Reinvested distributions                       --             N/A              --              N/A        1,441,011
Redeemed                              (91,151,947)            N/A              --              N/A      (31,820,406)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               115,593,363             N/A             278              N/A       81,545,186
---------------------------------------------------------------------------------------------------------------------
CLASS 2
---------------------------------------------------------------------------------------------------------------------
Sold                                          415             N/A             278              N/A              438
Reinvested distributions                       --             N/A              --              N/A                8
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       415             N/A             278              N/A              446
---------------------------------------------------------------------------------------------------------------------
CLASS 3*
---------------------------------------------------------------------------------------------------------------------
Sold                                    7,127,318      73,024,457         526,072        1,890,598        7,947,760
Reinvested distributions                       --              --              --               --        2,005,176
Redeemed                             (215,614,360)    (43,474,035)     (7,548,266)     (18,956,603)    (108,234,232)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (208,487,042)     29,550,422      (7,022,194)     (17,066,005)     (98,281,296)
---------------------------------------------------------------------------------------------------------------------
                                    RIVERSOURCE
                                        VP -
                                    GLOBAL BOND
                                        FUND
                                   -------------
                                     YEAR ENDED
                                   DEC. 31, 2009
------------------------------------------------
CLASS 1
------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
Redeemed                                    N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 2
------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 3*
------------------------------------------------
Sold                                 31,329,796
Reinvested distributions              2,467,937
Redeemed                            (25,048,552)
------------------------------------------------
Net increase (decrease)               8,749,181
------------------------------------------------



                                                                                                     RIVERSOURCE VP -
                                       RIVERSOURCE VP - GLOBAL                                            INCOME
                                    INFLATION PROTECTED SECURITIES          RIVERSOURCE VP -           OPPORTUNITIES
                                                 FUND                     HIGH YIELD BOND FUND             FUND
                                   -------------------------------  -------------------------------  ----------------
                                   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                     JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS 1
---------------------------------------------------------------------------------------------------------------------
Sold                                  243,202,308             N/A              705             N/A      160,958,202
Reinvested distributions                5,432,119             N/A               73             N/A        8,897,213
Redeemed                              (49,792,964)            N/A               --             N/A      (94,157,285)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               198,841,463             N/A              778             N/A       75,698,130
---------------------------------------------------------------------------------------------------------------------
CLASS 2
---------------------------------------------------------------------------------------------------------------------
Sold                                          520             N/A              705             N/A              444
Reinvested distributions                       14             N/A               73             N/A               59
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       534             N/A              778             N/A              503
---------------------------------------------------------------------------------------------------------------------
CLASS 3*
---------------------------------------------------------------------------------------------------------------------
Sold                                   16,778,341     142,862,636        1,073,993       9,641,261        8,432,659
Reinvested distributions                  973,076      15,638,075        9,956,905      11,653,005        2,953,732
Redeemed                             (229,660,501)     (6,495,504)     (12,903,239)    (20,930,020)    (172,951,356)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (211,909,084)    152,005,207       (1,872,341)        364,246     (161,564,965)
---------------------------------------------------------------------------------------------------------------------
                                    RIVERSOURCE
                                        VP -
                                       INCOME
                                   OPPORTUNITIES
                                        FUND
                                   -------------
                                     YEAR ENDED
                                   DEC. 31, 2009
------------------------------------------------
CLASS 1
------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
Redeemed                                    N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 2
------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 3*
------------------------------------------------
Sold                                 93,900,471
Reinvested distributions              6,613,233
Redeemed                             (8,019,749)
------------------------------------------------
Net increase (decrease)              92,493,955
------------------------------------------------




--------------------------------------------------------------------------------
334  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                      RIVERSOURCE VP -
                                            RIVERSOURCE VP -                 RIVERSOURCE VP -           S&P 500 INDEX
                                          MID CAP GROWTH FUND               MID CAP VALUE FUND              FUND
                                    -------------------------------  -------------------------------  ----------------
                                    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                      JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
----------------------------------------------------------------------------------------------------------------------
CLASS 1
----------------------------------------------------------------------------------------------------------------------
Sold                                          376              N/A       63,874,815             N/A             N/A
Redeemed                                       --              N/A         (303,822)            N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       376              N/A       63,570,993             N/A             N/A
----------------------------------------------------------------------------------------------------------------------
CLASS 2
----------------------------------------------------------------------------------------------------------------------
Sold                                          376              N/A              504             N/A             N/A
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       376              N/A              504             N/A             N/A
----------------------------------------------------------------------------------------------------------------------
CLASS 3*
----------------------------------------------------------------------------------------------------------------------
Sold                                      321,618        2,437,206          356,988       3,857,293         656,649
Redeemed                               (2,534,214)      (5,792,756)     (13,337,737)    (15,748,567)     (2,810,775)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                (2,212,596)      (3,355,550)     (12,980,749)    (11,891,274)     (2,154,126)
----------------------------------------------------------------------------------------------------------------------
                                     RIVERSOURCE
                                         VP -
                                    S&P 500 INDEX
                                         FUND
                                    -------------
                                      YEAR ENDED
                                    DEC. 31, 2009
-------------------------------------------------
CLASS 1
-------------------------------------------------
Sold                                         N/A
Redeemed                                     N/A
-------------------------------------------------
Net increase (decrease)                      N/A
-------------------------------------------------
CLASS 2
-------------------------------------------------
Sold                                         N/A
-------------------------------------------------
Net increase (decrease)                      N/A
-------------------------------------------------
CLASS 3*
-------------------------------------------------
Sold                                   3,601,798
Redeemed                              (6,687,085)
-------------------------------------------------
Net increase (decrease)               (3,085,287)
-------------------------------------------------




                                                                                                        SELIGMAN VP -
                                         RIVERSOURCE VP - SHORT               SELIGMAN VP -           LARGER-CAP VALUE
                                     DURATION U.S. GOVERNMENT FUND             GROWTH FUND                  FUND
                                    -------------------------------  -------------------------------  ----------------
                                    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                      JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
----------------------------------------------------------------------------------------------------------------------
CLASS 1
----------------------------------------------------------------------------------------------------------------------
Sold                                    59,945,865             N/A             789              N/A            524
Reinvested distributions                   626,070             N/A              --              N/A             --
Redeemed                                   (66,208)            N/A              --              N/A             --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 60,505,727             N/A             789              N/A            524
----------------------------------------------------------------------------------------------------------------------
CLASS 2
----------------------------------------------------------------------------------------------------------------------
Sold                                           485             N/A             789              N/A            524
Reinvested distributions                         5             N/A              --              N/A             --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        490             N/A             789              N/A            524
----------------------------------------------------------------------------------------------------------------------
CLASS 3*
----------------------------------------------------------------------------------------------------------------------
Sold                                     3,806,883      12,799,796         595,845        3,581,919        922,706
Reinvested distributions                   431,765       1,548,754              --               --             --
Redeemed                               (11,805,743)    (13,850,430)     (4,070,008)     (27,082,827)       (94,709)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (7,567,095)        498,120      (3,474,163)     (23,500,908)       827,997
----------------------------------------------------------------------------------------------------------------------
                                    SELIGMAN VP -
                                      LARGER-CAP
                                      VALUE FUND
                                    -------------
                                      YEAR ENDED
                                    DEC. 31, 2009
-------------------------------------------------
CLASS 1
-------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
Redeemed                                    N/A
-------------------------------------------------
Net increase (decrease)                     N/A
-------------------------------------------------
CLASS 2
-------------------------------------------------
Sold                                        N/A
Reinvested distributions                    N/A
-------------------------------------------------
Net increase (decrease)                     N/A
-------------------------------------------------
CLASS 3*
-------------------------------------------------
Sold                                    785,897
Reinvested distributions                     --
Redeemed                               (475,905)
-------------------------------------------------
Net increase (decrease)                 309,992
-------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  335

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

                                                                                                        THREADNEEDLE
                                                                                                            VP -
                                             SELIGMAN VP -                  THREADNEEDLE VP -           INTERNATIONAL
                                         SMALLER-CAP VALUE FUND          EMERGING MARKETS FUND**      OPPORTUNITY FUND
                                    -------------------------------  -------------------------------  ----------------
                                    SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                      JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
----------------------------------------------------------------------------------------------------------------------
CLASS 1
----------------------------------------------------------------------------------------------------------------------
Sold                                         481               N/A       32,510,333             N/A             469
Reinvested distributions                      --               N/A          136,927             N/A               4
Redeemed                                      --               N/A       (5,315,380)            N/A              --
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      481               N/A       27,331,880             N/A             473
----------------------------------------------------------------------------------------------------------------------
CLASS 2
----------------------------------------------------------------------------------------------------------------------
Sold                                         481               N/A              319             N/A             469
Reinvested distributions                      --               N/A                1             N/A               4
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                      481               N/A              320             N/A             473
----------------------------------------------------------------------------------------------------------------------
CLASS 3*
----------------------------------------------------------------------------------------------------------------------
Sold                                     204,581           542,210        2,234,654      18,439,107         479,471
Reinvested distributions                      --                --          541,392         251,842         682,380
Redeemed                                (720,513)       (2,385,777)     (30,377,008)    (40,079,888)     (5,191,008)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (515,932)       (1,843,567)     (27,600,962)    (21,388,939)     (4,029,157)
----------------------------------------------------------------------------------------------------------------------
                                     THREADNEEDLE
                                         VP -
                                    INTERNATIONAL
                                     OPPORTUNITY
                                         FUND
                                    -------------
                                      YEAR ENDED
                                    DEC. 31, 2009
-------------------------------------------------
CLASS 1
-------------------------------------------------
Sold                                         N/A
Reinvested distributions                     N/A
Redeemed                                     N/A
-------------------------------------------------
Net increase (decrease)                      N/A
-------------------------------------------------
CLASS 2
-------------------------------------------------
Sold                                         N/A
Reinvested distributions                     N/A
-------------------------------------------------
Net increase (decrease)                      N/A
-------------------------------------------------
CLASS 3*
-------------------------------------------------
Sold                                   1,701,981
Reinvested distributions                 894,590
Redeemed                             (12,810,462)
-------------------------------------------------
Net increase (decrease)              (10,213,891)
-------------------------------------------------



                                                                                                       VP - PARTNERS
                                              VP - DAVIS                      VP - GOLDMAN            SMALL CAP VALUE
                                        NEW YORK VENTURE FUND           SACHS MID CAP VALUE FUND           FUND
                                   -------------------------------  -------------------------------  ----------------
                                   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED    YEAR ENDED   SIX MONTHS ENDED
                                     JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010   DEC. 31, 2009    JUNE 30, 2010
---------------------------------------------------------------------------------------------------------------------
CLASS 1
---------------------------------------------------------------------------------------------------------------------
Sold                                  231,997,730             N/A      76,392,750             N/A        90,569,034
Redeemed                             (102,819,855)            N/A        (107,051)            N/A       (17,490,830)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               129,177,875             N/A      76,285,699             N/A        73,078,204
---------------------------------------------------------------------------------------------------------------------
CLASS 2
---------------------------------------------------------------------------------------------------------------------
Sold                                          524             N/A             479             N/A               349
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       524             N/A             479             N/A               349
---------------------------------------------------------------------------------------------------------------------
CLASS 3*
---------------------------------------------------------------------------------------------------------------------
Sold                                   10,896,749     122,164,387          96,013         245,250         3,116,374
Redeemed                             (227,972,552)    (19,854,078)       (182,727)       (516,042)      (90,743,562)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease)              (217,075,803)    102,310,309         (86,714)       (270,792)      (87,627,188)
---------------------------------------------------------------------------------------------------------------------
                                   VP - PARTNERS
                                     SMALL CAP
                                     VALUE FUND
                                   -------------
                                     YEAR ENDED
                                   DEC. 31, 2009
------------------------------------------------
CLASS 1
------------------------------------------------
Sold                                        N/A
Redeemed                                    N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 2
------------------------------------------------
Sold                                        N/A
------------------------------------------------
Net increase (decrease)                     N/A
------------------------------------------------
CLASS 3*
------------------------------------------------
Sold                                 18,147,651
Redeemed                            (12,370,395)
------------------------------------------------
Net increase (decrease)               5,777,256
------------------------------------------------


 *  Prior to April 30, 2010, Class 3 was an unnamed class of shares.
** Following the close of business on Feb. 13, 2009, Threadneedle VP - Emerging Markets Fund issued approximately 7,500,350 shares to the subaccounts owned by RiverSource Life and RiverSource Life of NY in exchange for securities valued at $41,979,743 and cash in the amount of $21,494,966.

7. LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of each Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of each Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statements of Assets and Liabilities along

--------------------------------------------------------------------------------
336  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities on loan were as follows:

                                                           SECURITIES    U.S. GOVERNMENT  CASH COLLATERAL
FUND                                                          VALUE     SECURITIES VALUE       VALUE
---------------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                            $ 81,333,729    $         --      $ 83,762,507
RiverSource VP - Diversified Bond Fund                     628,120,019              --       641,388,162
RiverSource VP - Diversified Equity Income Fund            551,233,040              --       570,381,079
RiverSource VP - Dynamic Equity Fund                       200,236,654              --       210,104,965
RiverSource VP - Global Bond Fund*                          35,871,478       9,864,021        10,080,799
RiverSource VP - Global Inflation Protected Securities
  Fund                                                     605,594,944      88,973,193       527,855,978
RiverSource VP - High Yield Bond Fund                       28,496,166              --        28,916,150
RiverSource VP - Income Opportunities Fund                 256,906,483              --       262,404,523
RiverSource VP - Mid Cap Growth Fund                        92,348,826              --        96,563,818
RiverSource VP - Mid Cap Value Fund                         78,346,009              --        81,100,865
RiverSource VP - S&P 500 Index Fund                         21,924,305           3,320        22,669,561
RiverSource VP - Short Duration U.S. Government Fund       271,552,363     208,800,302        67,347,748
Seligman VP - Growth Fund                                   33,675,841              --        34,819,772
Seligman VP - Larger-Cap Value Fund                          2,650,239              --         2,754,999
Seligman VP - Smaller-Cap Value Fund                        20,991,372              --        21,755,186
Threadneedle VP - Emerging Markets Fund                     28,642,758              --        30,255,892
Threadneedle VP - International Opportunity Fund            38,120,694              --        40,809,139
VP - Davis New York Venture Fund                           235,645,557              --       243,972,034
VP - Partners Small Cap Value Fund                         320,649,945              --       333,995,537


* As of June 30, 2010, due to fluctuating market conditions, the Fund was under collaterized. However, on July 1, 2010, the Fund returned to an adequately collaterized position.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify each Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by each Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, each Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  337

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------


provided and any other securities lending expenses. Net income earned from securities lending for the six months ended June 30, 2010, included in the Statements of Operations, is as follows:

FUND                                                                             INCOME
----------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                                  $109,394
RiverSource VP - Diversified Bond Fund                                           699,186
RiverSource VP - Diversified Equity Income Fund                                  804,198
RiverSource VP - Dynamic Equity Fund                                             325,842
RiverSource VP - Global Bond Fund                                                 25,104
RiverSource VP - Global Inflation Protected Securities Fund                      346,169
RiverSource VP - High Yield Bond Fund                                             29,628
RiverSource VP - Income Opportunities Fund                                       314,622
RiverSource VP - Mid Cap Growth Fund                                             437,739
RiverSource VP - Mid Cap Value Fund                                               66,813
RiverSource VP - S&P 500 Index Fund                                               15,582
RiverSource VP - Short Duration U.S. Government Fund                              12,727
Seligman VP - Growth Fund                                                          7,899
Seligman VP - Larger-Cap Value Fund                                                  683
Seligman VP - Smaller-Cap Value Fund                                               3,009
Threadneedle VP - Emerging Markets Fund                                           40,167
Threadneedle VP - International Opportunity Fund                                 231,411
VP - Davis New York Venture Fund                                                 286,493
VP - Partners Small Cap Value Fund                                               523,253


Each Fund also continues to earn interest and dividends on the securities loaned.

8. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written during the six months ended June 30, 2010 were as follows:

RiverSource VP - Balanced Fund

                                                                                CALLS
                                                                        ---------------------
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                                            --  $     --
Opened                                                                   15,530,040    71,426
Closed                                                                  (15,530,040)  (71,426)
---------------------------------------------------------------------------------------------
Balance June 30, 2010                                                            --  $     --
---------------------------------------------------------------------------------------------


RiverSource VP - Diversified Bond Fund

                                                              CALLS                       PUTS
                                                    -------------------------  -------------------------
                                                      CONTRACTS     PREMIUMS     CONTRACTS     PREMIUMS
--------------------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                120,000,000  $ 7,878,000   120,000,000  $ 7,878,000
Opened                                               269,910,279    1,478,328
Closed                                              (389,916,279)  (9,356,328) (120,000,000)  (7,878,000)
--------------------------------------------------------------------------------------------------------
Balance June 30, 2010                                         --  $        --            --  $        --
--------------------------------------------------------------------------------------------------------


RiverSource VP - Mid Cap Growth Fund

                                                                                 CALLS
                                                                         --------------------
                                                                         CONTRACTS   PREMIUMS
---------------------------------------------------------------------------------------------
Balance Dec. 31, 2009                                                          --   $      --
Opened                                                                      2,707     189,596
Closed                                                                     (2,595)   (178,271)
Exercised                                                                    (112)    (11,325)
---------------------------------------------------------------------------------------------
Balance June 30, 2010                                                          --   $      --
---------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
338  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

9. AFFILIATED MONEY MARKET FUND

Each Fund, except for RiverSource VP - Cash Management Fund, may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the six months ended June 30, 2010, were as follows:

FUND                                                                 PURCHASES       PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource VP - Balanced Fund                                    $  154,069,068  $  203,065,745
RiverSource VP - Diversified Bond Fund                             2,667,738,285   3,023,497,909
RiverSource VP - Diversified Equity Income Fund                      959,032,215   1,058,295,745
RiverSource VP - Dynamic Equity Fund                                 147,239,320     147,092,326
RiverSource VP - Global Bond Fund                                    290,187,296     333,869,508
RiverSource VP - Global Inflation Protected Securities Fund          655,262,409     737,630,133
RiverSource VP - High Yield Bond Fund                                184,677,279     203,593,873
RiverSource VP - Income Opportunities Fund                           918,303,760     929,035,097
RiverSource VP - Mid Cap Growth Fund                                  75,820,519      81,454,968
RiverSource VP - Mid Cap Value Fund                                  498,695,248     494,219,627
RiverSource VP - S&P 500 Index Fund                                   11,788,631      12,029,249
RiverSource VP - Short Duration U.S. Government Fund                 553,977,763     331,213,020
Seligman VP - Growth Fund                                             53,021,353      52,105,461
Seligman VP - Larger-Cap Value Fund                                    4,919,020       4,597,708
Seligman VP - Smaller-Cap Value Fund                                   3,924,849       3,975,090
Threadneedle VP - Emerging Markets Fund                              200,837,008     188,696,110
Threadneedle VP - International Opportunity Fund                      81,916,327      84,488,074
VP - Davis New York Venture Fund                                     880,509,751     915,413,610
VP - Goldman Sachs Mid Cap Value Fund                                640,682,839     614,712,751
VP - Partners Small Cap Value Fund                                   265,329,558     319,223,938


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund can be found in the Portfolios of Investments.

10. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Each Fund had no borrowings during the six months ended June 30, 2010.

11. INVESTMENTS IN STRUCTURED INVESTMENT VEHICLES

In 2007 and 2008 structured investment vehicles ("SIVs") generally experienced a significant decrease in liquidity as a result of the reduction in demand for asset-backed commercial paper as well as the lack of liquidity and overall volatility in the markets for the collateral underlying these investment structures. On April 29, 2009, RiverSource VP - Cash Management Fund (Cash Management) chose the cash payout option in the restructuring of WhistleJacket Capital LLC (WJC) and received cash proceeds totaling $7.4 million on its remaining $9.2 million principal in WJC. Cash Management recognized a loss of $1.8 million on the transaction. The loss recognized on April 29, 2009 is reflected in the Statement of Changes, and was not material to Cash Management's $1 net asset value per share. Cash Management held no other SIV positions at June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  339

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

12. PAYMENTS BY AFFILIATE

From Sept. 14, 2009 through Dec. 31, 2009, due to realized losses of RiverSource VP - Cash Management Fund, Ameriprise Financial paid approximately $1.0 million to RiverSource VP - Cash Management Fund to provide support to the Fund's $1.00 net asset value per share. From Jan. 1, 2010 through June 30, 2010, Ameriprise Financial paid $2.2 million to RiverSource VP - Cash Management Fund for the same purpose. These amounts are recorded on the Statement of Operations as increases from payments by affiliate.

During the six months ended June 30, 2010, VP - Goldman Sachs Mid Cap Value received a payment of $22,763 from an affiliated party as a reimbursement for certain security transactions costs.

13. PROCEEDS FROM REGULATORY SETTLEMENT

During the year ended Dec. 31, 2009, as a result of a settlement of an administrative proceeding brought by the Securities and Exchange Commission against unaffiliated third parties relating to market timing and/or late trading of mutual funds, RiverSource VP - Cash Management Fund, Threadneedle
VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund received $2,995, $9,123 and $170,135, respectively, which represented the Funds' portion of the proceeds from the settlements (the Funds were not party to the proceeding). The proceeds received by the Funds were recorded as an increase to additional paid-in capital.

14. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, foreign currency transactions, recognition of unrealized appreciation (depreciation) for certain derivative investments, passive foreign investment company (PFIC) holdings, investments in partnerships, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2009 were as follows:

FUND                                                                          CARRY-OVER
-----------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                                        $  2,598,648
RiverSource VP - Diversified Bond Fund                                        175,742,855
RiverSource VP - Global Bond Fund                                               5,799,019
RiverSource VP - High Yield Bond Fund                                         252,118,480
RiverSource VP - Income Opportunities Fund                                     76,483,626
RiverSource VP - Short Duration U.S. Government Fund                           20,612,618
Threadneedle VP - Emerging Markets Fund                                       134,158,545
Threadneedle VP - International Opportunity Fund                              289,700,824


At the end of the most recent fiscal year, if the capital loss carry-overs are not offset by subsequent capital gains, they will expire as follows:

FUND                                                      2010          2011       2012       2013
-----------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                 $         --  $        --  $     --  $      150
RiverSource VP - Diversified Bond Fund                  15,651,824    4,231,263        --   7,658,240
RiverSource VP - High Yield Bond Fund                  106,316,242           --        --     760,493
RiverSource VP - Short Duration U.S. Government Fund            --           --   275,317   3,894,750
Threadneedle VP - International Opportunity Fund        90,583,079   21,881,478        --          --




--------------------------------------------------------------------------------
340  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FUND                                                    2014        2015         2016          2017
-------------------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                $       --  $    1,337  $    282,517  $  2,314,644
RiverSource VP - Diversified Bond Fund                       --          --            --   148,201,528
RiverSource VP - Global Bond Fund                            --          --     1,831,824     3,967,195
RiverSource VP - High Yield Bond Fund                        --          --    72,914,336    72,127,409
RiverSource VP - Income Opportunities Fund                   --   1,606,700    45,189,910    29,687,016
RiverSource VP - Short Duration U.S. Government
  Fund                                                3,130,115          --            --    13,312,436
Threadneedle VP - Emerging Markets Fund                      --          --   113,436,613    20,721,932
Threadneedle VP - International Opportunity Fund             --          --    28,239,702   148,996,565


Because the measurement periods for a RICs income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Funds are permitted to treat net capital losses and net currency losses realized between Nov. 1, 2009 and their fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, post-October losses that are treated for income tax purposes as occurring on Jan. 1, 2010 were as follows:

FUND                                                                        POST-OCTOBER LOSS
---------------------------------------------------------------------------------------------
RiverSource VP - Cash Management Fund                                           $    7,105
RiverSource VP - Diversified Bond Fund                                           2,789,364
RiverSource VP - Global Inflation Protected Securities Fund                      1,939,295
RiverSource VP - Short Duration U.S. Government Fund                               731,505
Threadneedle VP - Emerging Markets Fund                                            646,893
Threadneedle VP - International Opportunity Fund                                 1,441,317


For the year ended Dec. 31, 2009, RiverSource VP - Diversified Bond Fund and Threadneedle VP - International Opportunity Fun had capital loss carry-overs of $9,863,475 and $98,876,954, respectively, that expired unused. The yearly utilization of the acquired capital losses as well as the utilization of the acquired unrealized losses is limited by the Internal Revenue Code. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-overs have been offset or expire. There is no assurance that the Funds will be able to utilize all of their capital loss carry-overs before they expire.

15. RISKS RELATING TO CERTAIN INVESTMENTS

For RiverSource VP - Global Bond Fund and RiverSource VP - Global Inflation Protected Securities Fund:

NON-DIVERSIFICATION RISK
The Funds are non-diversified. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

For RiverSource VP - Global Bond Fund, Threadneedle VP - Emerging Markets Fund and Threadneedle VP - International Opportunity Fund:

FOREIGN/EMERGING MARKETS RISK
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

For RiverSource VP - Global Inflation Protected Securities Fund:

FOREIGN RISK
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political,

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  341

NOTES TO FINANCIAL STATEMENTS (continued)  -------------------------------------

regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

INFLATION PROTECTED SECURITIES RISK
Inflation-protected debt securities tend to react to change in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.

16. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

17. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or

--------------------------------------------------------------------------------
342  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  343

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the RiverSource Variable Portfolio (VP) Funds (each a "VP Fund" and collectively, the "VP Funds"). Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the VP Funds and all RiverSource funds (collectively, the "Funds"). In addition, for Threadneedle
VP - Emerging Markets Fund ("Emerging Markets"), Threadneedle VP - International Opportunity Fund ("International Opportunity"), VP - Davis New York Venture Fund ("Davis New York Venture"), and VP - Partners Small Cap Value Fund ("SC Value") (collectively, the "Subadvised Funds"), under the subadvisory agreements (the "Subadvisory Agreements") between Columbia Management and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for their Subadvised Funds.

On an annual basis, the VP Funds' Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement and the Subadvisory Agreements (collectively, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (for Threadneedle VP - Emerging Markets Fund ("Emerging Markets"), materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and VP Funds performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the VP Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management, its affiliates and each Subadviser, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management, its

--------------------------------------------------------------------------------
344  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


affiliates and each of the Subadvisers, were in a position to continue to provide a high quality and level of services to the VP Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the VP Funds. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the VP Funds, the performance of a benchmark index, (with exception of RiverSource
VP - Cash Management Fund ("Cash Management") the percentage ranking of each VP Fund among its comparison group and the net assets of each VP Fund. The Board observed that for each of Davis New York Venture, Larger-Cap Value, Mid Cap Growth, RiverSource VP - Balanced Fund ("Balanced"), Cash Management, RiverSource VP - Diversified Bond Fund ("Diversified Bond"), RiverSource
VP - Diversified Equity Income Fund ("Diversified Equity Income"), RiverSource VP - High Yield Bond Fund ("High Yield Bond"), RiverSource VP - Mid Cap Value Fund ("Mid Cap Value"), RiverSource VP - Short Duration U.S. Government Fund ("Short Duration U.S. Government"), S& P 500 Index Fund, Seligman VP - Growth Fund ("Growth"), Smaller-Cap Value and SC Value investment performance met expectations. For each of Emerging Markets, International Opportunity, RiverSource VP - Dynamic Equity Fund ("Dynamic Equity"), RiverSource VP - Global Bond Fund ("Global Bond") and RiverSource VP - Income Opportunities Fund ("Income Opportunities") investment performance was appropriate in light of the particular management style. For Global Inflation Protected Securities investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management teams. Further the Board noted that measures have been taken to change portfolio managers for Dynamic Equity and S&P 500 Index Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for Dynamic Equity and S&P 500 Index Fund upon the close of the Columbia Transaction. Additionally, for the Subadvised Funds, the Board reviewed the performance of each of the Subadvisers and Columbia Management's processes for monitoring them. The Board considered, in particular, management's rationale for recommending the continued retention of each Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each of the VP Funds' expenses with median expenses paid by funds in its peer group, as well as data showing each VP Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment, if applicable), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). Although with respect to SC Value, the Fund's expense ratio was somewhat higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and other Funds. With respect to the rest of the VP Funds, the Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated or was below the peer group's median expense ratio shown in the reports. For each of the VP Funds, excluding Cash Management, Diversified Bond, Global Inflation Protected Securities, High Yield Bond, Income Opportunities, Short Duration U.S. Government and S&P 500 Index Fund, the Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. The Board further observed that the subadvisory fees paid under the Subadvisory Agreements are borne by the investment manager and not the Fund. Based on its review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the VP Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the VP Funds. In this regard, the Board referred to a

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  345

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT (continued) ----------------------------------------------------------


detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating of the VP Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the VP Funds on portfolio transactions. The Board noted that the fees paid by the VP Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each of the VP Funds grows and took note of the extent to which VP Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for an additional annual period.


--------------------------------------------------------------------------------
346  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

APPROVAL OF THE SUBADVISORY AGREEMENT BETWEEN GOLDMAN SACHS ASSET MANAGEMENT, L.P., AND COLUMBIA MANAGEMENT INVESTMENT ADVISERS, LLC ------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to VP - Goldman Sachs Mid Cap Value Fund (the "Fund"). Under an investment management services agreement ("IMS Agreement"), Columbia Management provides investment advice and other services to the Fund. In addition, under a Subadvisory Agreement (the "Subadvisory Agreement") between Columbia Management and Goldman Sachs Asset Management, L.P. ("GSAM"), GSAM has provided portfolio management and related services for the Fund since February 22, 2010. Effective February 22, 2010, Systematic Financial Management, L.P. ("Systematic") and WEDGE Capital Management L.L.P. ("WEDGE") were terminated as Subadvisers to the Fund.

At the January 14, 2010 meeting (January Meeting) of the Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of the Subadvisory Agreement between the investment manager and GSAM, and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved the Subadvisory Agreement.

Nature, Extent and Quality of Service Provided by GSAM: The Board considered its analysis of various reports and presentations received by it or one of its committees detailing the services to be performed by GSAM, as subadviser for the Fund, as well as its history, reputation, expertise, resources and relative capabilities, and the qualifications of its personnel. The Board also observed that GSAM had previously served as a subadviser to a RiverSource Partners Fund. The Board further observed that the Chief Compliance Officer of the Fund had reviewed and recommended approval of GSAM's code of ethics and compliance program. The Board also considered GSAM's investment strategy/style. The Board also considered the financial condition of GSAM and its capability and wherewithal to carry out its responsibilities under the GSAM Subadvisory Agreement. The Board also discussed the acceptability of the terms of the GSAM Subadvisory Agreement including the relatively broad scope of services required to be performed. The Board noted that the terms of the GSAM Subadvisory Agreement are consistent with the terms of other subadviser agreements for subadvisers who manage other funds branded RiverSource. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the investment manager's recommendation that the Board approve entering into the Subadvisory Agreement with GSAM, which is unaffiliated with the investment manager, and that the agreement is in the Fund's best interests, the Board concluded that GSAM was in a position to provide a high quality and level of service to the Fund.

Investment Performance of GSAM: For purposes of evaluating the nature, extent and quality of services provided under the GSAM Subadvisory Agreement, the Board considered GSAM's overall performance record in managing other portfolios with similar strategies as were proposed for the Fund. The Board accorded particular weight to certain of GSAM's other similarly managed accounts that have outperformed their benchmark on a variety of longer-term measures.

Costs of Services Provided: The Board reviewed the proposed level of subadvisory fees, noting that the proposed fees would be paid by the investment manager and would not impact the fees paid by the Fund. The Board discussed the subadvisory fee rates. The Board observed that the proposed subadvisory fee level for GSAM was comparable to those charged by the Fund's previous subadvisers.

Profitability and Economies of Scale to be Realized: The Board recognized that, because GSAM's fees would be paid by Columbia Management and not the Fund, the analysis of economies of scale and profitability was more appropriate in the context of the Board's consideration of the IMS Agreement, which was separately considered and renewed in its April 2009 Board meeting (See "Approval of Investment Management Services Agreement" above). Based on the foregoing, the Board, including all of the Independent Directors, concluded that fees payable under the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services anticipated to be provided. In reaching this conclusion, no single factor was determinative. On January 14, 2010, the Board, including all of the Independent Directors, approved the Subadvisory Agreement for an initial two-year term.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  347

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds*; or searching the website of the SEC at www.sec.gov.


* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com

--------------------------------------------------------------------------------
348  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474


                    This report must be accompanied or preceded by the Fund's current prospectus. RiverSource Variable Portfolio Funds are distributed by
                    Columbia Management Investment Distributors, Inc. (formerly known as
                    RiverSource Fund Distributors, Inc.), member FINRA, and managed by
(COLUMBIA           Columbia Management Investment Advisers, LLC (formerly known as
MANAGEMENT LOGO)    RiverSource Investments, LLC.). Insurance and Annuities are issued by RiverSource Life Insurance Company, an affiliate of Columbia
                    Management.
                    (C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.



                                                                S-6462 AD (8/10)

Semiannual Report
                                                      (COLUMBIA MANAGEMENT LOGO)

DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

THE SEMIANNUAL REPORT DESCRIBES FIVE FUNDS, EACH OF WHICH INVESTS IN OTHER RIVERSOURCE FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.


Disciplined Asset Allocation Portfolios -- Conservative

Disciplined Asset Allocation Portfolios -- Moderately Conservative

Disciplined Asset Allocation Portfolios -- Moderate

Disciplined Asset Allocation Portfolios -- Moderately Aggressive

Disciplined Asset Allocation Portfolios -- Aggressive



 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE





Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance
  Disciplined Asset Allocation
    Portfolios -- Conservative.....    3
  Disciplined Asset Allocation
    Portfolios -- Moderately
    Conservative...................    5
  Disciplined Asset Allocation
    Portfolios -- Moderate.........    7
  Disciplined Asset Allocation
    Portfolios -- Moderately
    Aggressive.....................    9
  Disciplined Asset Allocation
    Portfolios -- Aggressive.......   11
Investment Changes.................   13
Fund Expenses Examples.............   18
Investments in Affiliated Funds....   22
Statements of Assets and
  Liabilities......................   32
Statements of Operations...........   33
Statements of Changes in Net
  Assets...........................   34
Financial Highlights...............   36
Notes to Financial Statements......   39
Approval of Investment Management
  Services Agreement...............   43
Proxy Voting.......................   44




--------------------------------------------------------------------------------
2  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios -- Conservative (Conservative)

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios -- Conservative (the Fund) fell 0.16% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which advanced 5.33% during the same period.

> The Fund's blended benchmark, composed of 74% Barclays Capital U.S. Aggregate
  Bond Index, 14% Russell 3000(R) Index, 6% Morgan Stanley Capital International
  (MSCI), Europe, Australasia and Far East (EAFE) Index and 6% Citigroup 3-Month U.S. Treasury Bill Index, rose 2.35% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                  6 MONTHS*   1 YEAR   05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Conservative             -0.16%   +10.60%    -0.89%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)           +5.33%    +9.50%    +6.69%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                                -6.05%   +15.72%   -10.72%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                     -12.93%    +6.38%   -15.96%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)           +0.05%    +0.12%    +0.53%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                        +2.35%    +9.86%    +2.73%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Conservative is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international and/or bond funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including

--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Disciplined Asset Allocation Portfolios -- Conservative

credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
4  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios -- Moderately Conservative (Moderately Conservative)

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios -- Moderately Conservative (the Fund) fell 1.87% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which gained 5.33% during the same period.

> The Fund's blended benchmark, composed of 60% Barclays Capital U.S. Aggregate
  Bond Index, 25% Russell 3000(R) Index, 10% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 5% Citigroup 3-Month U.S. Treasury Bill Index, rose 0.44% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                  6 MONTHS*   1 YEAR   05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately
  Conservative                                                      -1.87%   +10.81%    -3.50%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)           +5.33%    +9.50%    +6.69%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                                -6.05%   +15.72%   -10.72%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                     -12.93%    +6.38%   -15.96%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)           +0.05%    +0.12%    +0.53%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                        +0.44%   +10.62%    +0.05%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderately Conservative is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash
    -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international and/or bond funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including

--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Conservative

credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
6  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios -- Moderate (Moderate)

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios -- Moderate (the Fund) fell 4.03% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Barclays Capital U.S. Aggregate
  Bond Index, which advanced 5.33% during the same period.

> The Fund's blended benchmark, composed of 46% Barclays Capital U.S. Aggregate
  Bond Index, 35% Russell 3000(R) Index, 15% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 4% Citigroup 3-Month U.S. Treasury Bill Index, fell 1.56% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                  6 MONTHS*   1 YEAR   05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderate                 -4.03%   +10.51%    -5.88%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(1) (unmanaged)           +5.33%    +9.50%    +6.69%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(2) (unmanaged)                                -6.05%   +15.72%   -10.72%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                     -12.93%    +6.38%   -15.96%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)           +0.05%    +0.12%    +0.53%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                        -1.56%   +11.23%    -2.73%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Barclays Capital U.S. Aggregate Bond Index (formerly known as the Lehman Brothers U.S. Aggregate Bond Index), an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(2) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderate is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international and/or bond funds. Each of the underlying funds in which the portfolio invests has its own investment

--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderate

risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
8  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios -- Moderately Aggressive (Moderately Aggressive)

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios -- Moderately Aggressive (the Fund) fell 5.24% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 3000(R) Index, which declined
  6.05% during the same period.

> The Fund's blended benchmark, composed of 45% Russell 3000(R) Index, 32%
  Barclays Capital U.S. Aggregate Bond Index, 20% Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Index and 3% Citigroup 3-Month U.S. Treasury Bill Index, fell 3.56% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                  6 MONTHS*   1 YEAR   05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Aggressive    -5.24%   +11.01%    -7.33%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(1) (unmanaged)                                -6.05%   +15.72%   -10.72%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(2) (unmanaged)           +5.33%    +9.50%    +6.69%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(3) (unmanaged)                                     -12.93%    +6.38%   -15.96%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)           +0.05%    +0.12%    +0.53%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                        -3.56%   +11.76%    -5.56%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(3) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Moderately Aggressive is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index;
    bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international and/or bond funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including

--------------------------------------------------------------------------------
        DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Aggressive

credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
10  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

Disciplined Asset Allocation Portfolios -- Aggressive (Aggressive)

FUND SUMMARY
--------------------------------------------------------------------------------

> Disciplined Asset Allocation Portfolios -- Aggressive (the Fund) fell 6.56% for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the Russell 3000(R) Index, which decreased 6.05% during the same period.

> The Fund's blended benchmark, composed of 56% Russell 3000(R) Index, 24%
  Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East
  (EAFE) Index, 18% Barclays Capital U.S. Aggregate Bond Index and 2% Citigroup 3-Month U.S. Treasury Bill Index, fell 5.50% for the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                                        SINCE
                                                                                      INCEPTION
                                                                  6 MONTHS*   1 YEAR   05/01/08
-----------------------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Aggressive               -6.56%   +10.88%    -8.95%
-----------------------------------------------------------------------------------------------
Russell 3000(R) Index(1) (unmanaged)                                -6.05%   +15.72%   -10.72%
-----------------------------------------------------------------------------------------------
MSCI EAFE Index(2) (unmanaged)                                     -12.93%    +6.38%   -15.96%
-----------------------------------------------------------------------------------------------
Barclays Capital U.S. Aggregate Bond Index(3) (unmanaged)           +5.33%    +9.50%    +6.69%
-----------------------------------------------------------------------------------------------
Citigroup 3-Month U.S. Treasury Bill Index(4) (unmanaged)           +0.05%    +0.12%    +0.53%
-----------------------------------------------------------------------------------------------
Blended Index(5) (unmanaged)                                        -5.50%   +12.32%    -8.39%
-----------------------------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Fund's returns reflect the effect of fee waivers/reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. The total returns shown do not reflect expenses that apply to the variable account, annuity contract or life insurance policy. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution.

(1) The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

(2) The Morgan Stanley Capital International (MSCI) EAFE Index, an unmanaged index, is compiled from a composite of securities markets of Europe, Australasia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

(3) The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance.

(4) The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury Bills.

(5) The Blended Index for Aggressive is a hypothetical representation of the performance of the Fund's asset classes according to their respective neutral asset allocation weightings adjusted each calendar year to reflect the changes of the Fund's neutral asset allocation. The following indices are used when calculating the Blended Index's return: domestic equity -- Russell 3000 Index; international equity -- MSCI EAFE Index; bonds -- Barclays Capital U.S. Aggregate Bond Index; and cash -- Citigroup 3-Month U.S. Treasury Bill Index. The indices reflect reinvestment of all distributions and changes in market prices.

The indices do not reflect the effects of expenses.

It is not possible to invest directly in an index.

Disciplined Asset Allocation Portfolios are "funds of funds" comprised of holdings in several different RiverSource Funds, which may include small-cap, mid-cap, large-cap, money market, international and/or bond funds. Each of the underlying funds in which the portfolio invests has its own investment risks, and those risks can affect the value of each portfolio's shares and investments. There are risks associated with fixed income investments, including

--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
Disciplined Asset Allocation Portfolios -- Aggressive

credit risk, interest rate risk, and prepayment and extension risk. Non-investment grade securities have more volatile prices and carry more risk to principal and income than investment grade securities. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. See the Funds' prospectus for more information on these and other risks that may be associated with the underlying funds.


--------------------------------------------------------------------------------
12  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT CHANGES -------------------------------------------------------------
(UNAUDITED)

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- CONSERVATIVE

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                    9.4%                  9.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 5.6%                  7.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          4.4%                  5.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           4.5%                  5.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          4.0%                  2.4%
======================================================================================
                                                      27.9%                 30.1%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rates,
     global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     31.8%                 29.6%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.6%                  7.2%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           3.1%                  3.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                      11.0%                 11.0%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                10.2%                 10.1%
======================================================================================
                                                      61.7%                 61.0%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          6.8%                  5.4%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       3.6%                  3.5%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       27.9%
----------------------------------------------------------------

Fixed Income Funds(2)                                 61.7%
----------------------------------------------------------------

Alternative Investments(3)                             6.8%
----------------------------------------------------------------

Cash Equivalents(4)                                    3.6%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 18.3%, International 5.6% and U.S. Small Mid Cap
    4.0%.
(2) Includes Investment Grade 31.8%, High Yield 11.0%, Inflation Protected Securities 10.2%, Emerging Markets 5.6% and Global Bond 3.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      31.8%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                       11.0%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 10.2%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                     9.4%
-----------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                           6.8%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  13

INVESTMENT CHANGES (continued) -------------------------------------------------
(UNAUDITED)

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY CONSERVATIVE

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   14.7%                 15.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 8.5%                  9.0%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          6.7%                  8.5%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           7.0%                  7.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.1%                  3.8%
======================================================================================
                                                      42.0%                 43.7%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rates,
     global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     27.0%                 23.0%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 5.0%                  7.4%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.7%                  2.7%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       7.6%                  8.7%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 8.2%                  7.7%
======================================================================================
                                                      50.5%                 49.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          4.7%                  4.1%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       2.8%                  2.7%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       42.0%
----------------------------------------------------------------

Fixed Income Funds(2)                                 50.5%
----------------------------------------------------------------

Alternative Investments(3)                             4.7%
----------------------------------------------------------------

Cash Equivalents(4)                                    2.8%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 28.4%, International 8.5% and U.S. Small Mid Cap
    5.1%.
(2) Includes Investment Grade 27.0%, Inflation Protected Securities 8.2%, High Yield 7.6%, Emerging Markets 5.0% and Global Bond 2.7%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Diversified Bond Fund                      27.0%
-----------------------------------------------------------------
RiverSource Disciplined Equity Fund                    14.7%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                  8.5%
-----------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                  8.2%
-----------------------------------------------------------------
RiverSource High Yield Bond Fund                        7.6%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
14  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATE

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   19.5%                 18.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                14.4%                 16.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          9.2%                 10.9%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           8.9%                  9.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.3%                  4.4%
======================================================================================
                                                      57.3%                 59.9%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rates,
     global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     19.3%                 14.3%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.8%                  6.5%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.7%                  2.5%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       5.2%                  6.5%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 7.2%                  6.7%
======================================================================================
                                                      38.2%                 36.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          3.0%                  2.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.5%                  1.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       57.3%
----------------------------------------------------------------

Fixed Income Funds(2)                                 38.2%
----------------------------------------------------------------

Alternative Investments(3)                             3.0%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.5%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 37.6%, International 14.4% and U.S. Small Mid Cap 5.3%.
(2) Includes Investment Grade 19.3%, Inflation Protected Securities 7.2%, High Yield 5.2%, Emerging Markets 3.8% and Global Bond 2.7%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                    19.5%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      19.3%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 14.4%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund           9.2%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund            8.9%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  15

INVESTMENT CHANGES (continued) -------------------------------------------------
(UNAUDITED)

DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- MODERATELY AGGRESSIVE

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   22.7%                 24.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                16.5%                 18.3%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         13.2%                 13.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          10.6%                 10.6%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          5.5%                  5.5%
======================================================================================
                                                      68.5%                 72.5%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rates,
     global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                     14.2%                  8.5%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 3.8%                  5.1%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           2.2%                  2.1%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.8%                  4.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 5.4%                  4.9%
======================================================================================
                                                      28.4%                 25.5%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          2.1%                  1.2%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       1.0%                  0.8%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       68.5%
----------------------------------------------------------------

Fixed Income Funds(2)                                 28.4%
----------------------------------------------------------------

Alternative Investments(3)                             2.1%
----------------------------------------------------------------

Cash Equivalents(4)                                    1.0%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 46.5%, International 16.5% and U.S. Small Mid Cap 5.5%.
(2) Includes Investment Grade 14.2%, Inflation Protected Securities 5.4%, Emerging Markets 3.8%, High Yield 2.8% and Global Bond 2.2%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                    22.7%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 16.5%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                      14.2%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          13.2%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           10.6%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
16  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


DISCIPLINED ASSET ALLOCATION PORTFOLIOS -- AGGRESSIVE

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                   % OF FUND'S        PORTFOLIO ASSETS
                                                PORTFOLIO ASSETS        6 MONTHS AGO
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY
  FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap,
     small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Disciplined Equity Fund                   27.8%                 26.8%
--------------------------------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                19.5%                 21.4%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund         13.9%                 15.1%
--------------------------------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund          12.6%                 12.7%
--------------------------------------------------------------------------------------
RiverSource Disciplined Small and Mid Cap
  Equity Fund                                          6.4%                  6.2%
======================================================================================
                                                      80.2%                 82.2%
--------------------------------------------------------------------------------------
INVESTMENT GRADE FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities, floating rates,
     global, high yield, inflation protected
--------------------------------------------------------------------------------------
RiverSource Diversified Bond Fund                      8.6%                  3.4%
--------------------------------------------------------------------------------------
RiverSource Emerging Markets Bond Fund                 2.5%                  4.3%
--------------------------------------------------------------------------------------
RiverSource Global Bond Fund                           1.1%                  1.0%
--------------------------------------------------------------------------------------
RiverSource High Yield Bond Fund                       2.3%                  4.9%
--------------------------------------------------------------------------------------
RiverSource Inflation Protected Securities
  Fund                                                 3.6%                  3.2%
======================================================================================
                                                      18.1%                 16.8%
--------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENTS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and
     agency securities
--------------------------------------------------------------------------------------
RiverSource Absolute Return Currency and
  Income Fund                                          1.2%                  0.6%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Cash Management Fund                       0.5%                  0.4%
======================================================================================
                                                     100.0%                100.0%
--------------------------------------------------------------------------------------



PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       80.2%
----------------------------------------------------------------

Fixed Income Funds(2)                                 18.1%
----------------------------------------------------------------

Alternative Investments(3)                             1.2%
----------------------------------------------------------------

Cash Equivalents(4)                                    0.5%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 54.3%, International 19.5% and U.S. Small Mid Cap 6.4%.
(2) Includes Investment Grade 8.6%, Inflation Protected Securities 3.6% Emerging Markets 2.5%, High Yield 2.3% and Global Bond 1.1%.
(3) Comprised entirely of an investment in the RiverSource Absolute Return Currency and Income Fund.
(4) Comprised entirely of an investment in the RiverSource Cash Management Fund.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Disciplined Equity Fund                    27.8%
-----------------------------------------------------------------
RiverSource Disciplined International Equity
  Fund                                                 19.4%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Growth Fund          14.0%
-----------------------------------------------------------------
RiverSource Disciplined Large Cap Value Fund           12.6%
-----------------------------------------------------------------
RiverSource Diversified Bond Fund                       8.6%
-----------------------------------------------------------------




For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which each Fund bears directly, each Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


--------------------------------------------------------------------------------
18  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Disciplined Asset Allocation Portfolios -- Conservative

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $  998.40         $2.03             $5.20
--------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)        $1,000        $1,022.76         $2.06             $5.27
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
                                                               .41%               .64%             1.05%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class I on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.67%. Had these commitments not been in place for the entire six month period ended June 30, 2010, the actual direct and indirect expenses paid would have been $5.35; the hypothetical direct and indirect expenses paid would have been $5.42.
(d) Based on the actual return of -0.16% for the six months ended June 30, 2010.

Disciplined Asset Allocation Portfolios -- Moderately Conservative

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $  981.30         $1.97             $5.16
--------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)        $1,000        $1,022.81         $2.01             $5.27
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
                                                               .40%               .65%             1.05%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.68%. Had these commitments not been in place for the entire six month period ended June 30, 2010, the actual direct and indirect expenses paid would have been $5.31; the hypothetical direct and indirect expenses paid would have been $5.42.
(d) Based on the actual return of -1.87% for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  19

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Disciplined Asset Allocation Portfolios -- Moderate

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $  959.70         $1.85             $5.10
--------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)        $1,000        $1,022.91         $1.91             $5.27
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
                                                               .38%               .67%             1.05%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.70%. Had these commitments not been in place for the entire six month period ended June 30, 2010, the actual direct and indirect expenses paid would have been $5.25; the hypothetical direct and indirect expenses paid would have been $5.42.
(d) Based on the actual return of -4.03% for the six months ended June 30, 2010.

Disciplined Asset Allocation Portfolios -- Moderately Aggressive

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $  947.60         $1.88             $5.17
--------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)        $1,000        $1,022.86         $1.96             $5.37
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
                                                               .39%               .68%             1.07%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71%. Had these commitments not been in place for the entire six month period ended June 30, 2010, the actual direct and indirect expenses paid would have been $5.31; the hypothetical direct and indirect expenses paid would have been $5.52.
(d) Based on the actual return of -5.24% for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
20  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Disciplined Asset Allocation Portfolios -- Aggressive

                                                                                     DIRECT AND
                                                                     DIRECT           INDIRECT
                                   BEGINNING         ENDING         EXPENSES          EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE    PAID DURING       PAID DURING
                                  JAN. 1, 2010   JUNE 30, 2010   THE PERIOD(a)   THE PERIOD(b),(c)
--------------------------------------------------------------------------------------------------
Actual(d)                            $1,000        $  934.40         $1.97             $5.28
--------------------------------------------------------------------------------------------------
Hypothetical
  (5% return before expenses)        $1,000        $1,022.76         $2.06             $5.52
--------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(c)   EXPENSES
---------------------------------------------------------------------------------------------------------
                                                               .41%               .69%             1.10%
---------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Expenses are equal to the Fund's annualized expense ratio plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class I on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71%. Had these commitments not been in place for the entire six month period ended June 30, 2010, the actual direct and indirect expenses paid would have been $5.37; the hypothetical direct and indirect expenses paid would have been $5.62.
(d) Based on the actual return of -6.56% for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  21

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios -- Conservative
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (27.9%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (5.6%)
RiverSource Disciplined International Equity
 Fund                                                  510,746             $3,059,370
-------------------------------------------------------------------------------------

U.S. LARGE CAP (18.3%)
RiverSource Disciplined Equity Fund                  1,142,875              5,097,224
RiverSource Disciplined Large Cap Growth Fund          316,661              2,381,292
RiverSource Disciplined Large Cap Value Fund           331,580              2,466,959
                                                                      ---------------
Total                                                                       9,945,475
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (4.0%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           311,662              2,153,582
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $14,719,896)                                                       $15,158,427
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (61.7%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (3.1%)
RiverSource Global Bond Fund                           246,210             $1,693,926
-------------------------------------------------------------------------------------

HIGH YIELD (11.0%)
RiverSource High Yield Bond Fund                     2,297,317              5,995,996
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (10.2%)
RiverSource Inflation Protected Securities
 Fund                                                  533,965              5,537,214
-------------------------------------------------------------------------------------

EMERGING MARKETS (5.6%)
RiverSource Emerging Markets Bond Fund                 279,782              3,016,054
-------------------------------------------------------------------------------------

INVESTMENT GRADE (31.8%)
RiverSource Diversified Bond Fund                    3,474,853             17,270,018
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $31,813,017)                                                       $33,513,208
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (6.8%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           363,306(b)          $3,665,757
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,613,018)                                                         $3,665,757
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (3.6%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,931,754             $1,931,754
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,931,754)                                                         $1,931,754
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $52,077,685)                                                       $54,269,146
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.



--------------------------------------------------------------------------------
22  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Conservative

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $54,269,146            $--             $--        $54,269,146
----------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Conservative
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (42.0%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (8.5%)
RiverSource Disciplined International Equity
 Fund                                                  849,902             $5,090,912
-------------------------------------------------------------------------------------

U.S. LARGE CAP (28.4%)
RiverSource Disciplined Equity Fund                  1,958,536              8,735,072
RiverSource Disciplined Large Cap Growth Fund          533,013              4,008,258
RiverSource Disciplined Large Cap Value Fund           557,088              4,144,733
                                                                      ---------------
Total                                                                      16,888,063
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.1%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           441,116              3,048,110
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $24,766,570)                                                       $25,027,085
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (50.6%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.8%)
RiverSource Global Bond Fund                           236,847             $1,629,506
-------------------------------------------------------------------------------------

HIGH YIELD (7.6%)
RiverSource High Yield Bond Fund                     1,725,721              4,504,133
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (8.2%)
RiverSource Inflation Protected Securities
 Fund                                                  473,325              4,908,383
-------------------------------------------------------------------------------------

EMERGING MARKETS (5.0%)
RiverSource Emerging Markets Bond Fund                 278,403              3,001,182
-------------------------------------------------------------------------------------

INVESTMENT GRADE (27.0%)
RiverSource Diversified Bond Fund                    3,239,676             16,101,190
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $28,605,288)                                                       $30,144,394
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (4.7%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           276,800(b)          $2,792,911
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,738,330)                                                         $2,792,911
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.8%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,645,552             $1,645,552
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,645,552)                                                         $1,645,552
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $57,755,740)                                                       $59,609,942
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.



--------------------------------------------------------------------------------
24  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Conservative

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $59,609,942            $--             $--        $59,609,942
----------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderate
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (57.3%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (14.4%)
RiverSource Disciplined International Equity
 Fund                                                2,650,218            $15,874,806
-------------------------------------------------------------------------------------

U.S. LARGE CAP (37.6%)
RiverSource Disciplined Equity Fund                  4,808,000             21,443,679
RiverSource Disciplined Large Cap Growth Fund        1,340,583             10,081,182
RiverSource Disciplined Large Cap Value Fund         1,322,985              9,843,010
                                                                      ---------------
Total                                                                      41,367,871
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.3%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           844,586              5,836,091
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $64,461,619)                                                       $63,078,768
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (38.2%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.7%)
RiverSource Global Bond Fund                           422,946             $2,909,866
-------------------------------------------------------------------------------------

HIGH YIELD (5.2%)
RiverSource High Yield Bond Fund                     2,208,373              5,763,854
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.2%)
RiverSource Inflation Protected Securities
 Fund                                                  766,676              7,950,431
-------------------------------------------------------------------------------------

EMERGING MARKETS (3.8%)
RiverSource Emerging Markets Bond Fund                 390,276              4,207,180
-------------------------------------------------------------------------------------

INVESTMENT GRADE (19.3%)
RiverSource Diversified Bond Fund                    4,273,582             21,239,701
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $40,067,756)                                                       $42,071,032
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (3.0%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           327,082(b)          $3,300,262
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $3,246,971)                                                         $3,300,262
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                     1,675,558             $1,675,558
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $1,675,558)                                                         $1,675,558
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $109,451,904)                                                     $110,125,620
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.



--------------------------------------------------------------------------------
26  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderate

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                   FAIR VALUE AT JUNE 30, 2010
                                               ------------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS           TOTAL
-----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $110,125,620           $--             $--        $110,125,620
-----------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  27

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Aggressive
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (68.5%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (16.5%)
RiverSource Disciplined International Equity
 Fund                                                1,811,757            $10,852,427
-------------------------------------------------------------------------------------

U.S. LARGE CAP (46.5%)
RiverSource Disciplined Equity Fund                  3,356,930             14,971,909
RiverSource Disciplined Large Cap Growth Fund        1,157,894              8,707,361
RiverSource Disciplined Large Cap Value Fund           932,962              6,941,240
                                                                      ---------------
Total                                                                      30,620,510
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (5.5%)
RiverSource Disciplined Small and Mid Cap
 Equity Fund                                           527,069              3,642,045
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $44,317,267)                                                       $45,114,982
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (28.5%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (2.2%)
RiverSource Global Bond Fund                           208,857             $1,436,935
-------------------------------------------------------------------------------------

HIGH YIELD (2.9%)
RiverSource High Yield Bond Fund                       719,226              1,877,179
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (5.4%)
RiverSource Inflation Protected Securities
 Fund                                                  340,508              3,531,065
-------------------------------------------------------------------------------------

EMERGING MARKETS (3.8%)
RiverSource Emerging Markets Bond Fund                 232,721              2,508,731
-------------------------------------------------------------------------------------

INVESTMENT GRADE (14.2%)
RiverSource Diversified Bond Fund                    1,888,170              9,384,205
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $17,834,630)                                                       $18,738,115
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (2.1%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                           134,147(b)          $1,353,540
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,339,285)                                                         $1,353,540
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (1.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       658,824               $658,824
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $658,824)                                                             $658,824
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $64,150,006)                                                       $65,865,461
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.



--------------------------------------------------------------------------------
28  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Moderately Aggressive

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $65,865,461            $--             $--        $65,865,461
----------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  29

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Disciplined Asset Allocation Portfolios -- Aggressive
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (80.2%)
                                                       SHARES                VALUE(a)
INTERNATIONAL (19.5%)
RiverSource Disciplined International Equity
 Fund                                                  811,005             $4,857,919
-------------------------------------------------------------------------------------

U.S. LARGE CAP (54.3%)
RiverSource Disciplined Equity Fund                  1,554,283              6,932,102
RiverSource Disciplined Large Cap Growth Fund          463,378              3,484,603
RiverSource Disciplined Large Cap Value Fund           422,127              3,140,623
                                                                      ---------------
Total                                                                      13,557,328
-------------------------------------------------------------------------------------

U.S. SMALL MID CAP (6.4%)
RiverSource Disciplined Small and Mid Cap
 Equity                                                231,260              1,598,008
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $19,729,483)                                                       $20,013,255
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (18.1%)
                                                       SHARES                VALUE(a)
GLOBAL BOND (1.1%)
RiverSource Global Bond Fund                            40,246               $276,894
-------------------------------------------------------------------------------------

HIGH YIELD (2.3%)
RiverSource High Yield Bond Fund                       220,598                575,760
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.6%)
RiverSource Inflation Protected Securities
 Fund                                                   87,057                902,785
-------------------------------------------------------------------------------------

EMERGING MARKETS (2.5%)
RiverSource Emerging Markets Bond Fund                  58,396                629,506
-------------------------------------------------------------------------------------

INVESTMENT GRADE (8.6%)
RiverSource Diversified Bond Fund                      430,150              2,137,846
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $4,326,394)                                                         $4,522,791
-------------------------------------------------------------------------------------



ALTERNATIVE INVESTMENTS (1.2%)
                                                       SHARES                VALUE(a)
RiverSource Absolute Return Currency and
 Income Fund                                            30,160(b)            $304,313
-------------------------------------------------------------------------------------
TOTAL ALTERNATIVE INVESTMENTS
(Cost: $299,442)                                                             $304,313
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (0.5%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Cash Management Fund                       134,146               $134,146
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $134,146)                                                             $134,146
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $24,489,465)                                                       $24,974,505
=====================================================================================



NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.



--------------------------------------------------------------------------------
30  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
Disciplined Asset Allocation Portfolios -- Aggressive

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                     LEVEL 1            LEVEL 2
                                                  QUOTED PRICES          OTHER          LEVEL 3
                                                    IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS(a)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                    $24,974,505            $--             $--        $24,974,505
----------------------------------------------------------------------------------------------------------------


(a) There were no significant transfers between Levels 1 and 2 during the period.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.



--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                               DISCIPLINED ASSET            DISCIPLINED ASSET            DISCIPLINED ASSET
                                            ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -
JUNE 30, 2010 (UNAUDITED)                         CONSERVATIVE           MODERATELY CONSERVATIVE              MODERATE
ASSETS
Investments in affiliated funds, at value
  (identified cost $52,077,685,
  $57,755,740 and $109,451,904,
  respectively)                                   $54,269,146                  $59,609,942                  $110,125,620
Dividends receivable from affiliated funds             27,915                       23,979                        31,361
Receivable for affiliated investments sold             47,340                      131,982                       265,307
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                       54,344,401                   59,765,903                   110,422,288
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                 28,450                      113,929                       231,714
Accrued distribution fees                              12,217                       13,677                        25,449
Accrued transfer agency fees                            2,932                        3,282                         6,107
Accrued administration services fees                      977                        1,094                         2,036
Other accrued expenses                                 27,178                       23,530                        24,106
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      71,754                      155,512                       289,412
-----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding
  shares                                          $54,272,647                  $59,610,391                  $110,132,876
-----------------------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest           5,521,265                    6,425,150                    12,523,741
-----------------------------------------------------------------------------------------------------------------------------
Net asset value per share                         $      9.83                  $      9.28                  $       8.79
-----------------------------------------------------------------------------------------------------------------------------




                                                               DISCIPLINED ASSET            DISCIPLINED ASSET
                                                            ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -
JUNE 30, 2010 (UNAUDITED)                                    MODERATELY AGGRESSIVE              AGGRESSIVE
ASSETS
Investments in affiliated funds, at value
  (identified cost $64,150,006 and $24,489,465,
    respectively)                                                 $65,865,461                  $24,974,505
Capital shares receivable                                                  --                       39,317
Dividends receivable from affiliated funds                             12,511                        3,141
Receivable for affiliated investments sold                             38,814                           --
Receivable from Investment Manager                                         --                          590
----------------------------------------------------------------------------------------------------------------
Total assets                                                       65,916,786                   25,017,553
----------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 18,372                          356
Payable for affiliated investments purchased                               --                       31,161
Accrued distribution fees                                              15,487                        5,909
Accrued transfer agency fees                                            3,717                        1,418
Accrued administration services fees                                    1,239                          473
Other accrued expenses                                                 22,844                       23,409
----------------------------------------------------------------------------------------------------------------
Total liabilities                                                      61,659                       62,726
----------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                       $65,855,127                  $24,954,827
----------------------------------------------------------------------------------------------------------------
Outstanding shares of beneficial interest                           7,746,367                    3,049,980
----------------------------------------------------------------------------------------------------------------
Net asset value per share                                         $      8.50                  $      8.18
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                               DISCIPLINED ASSET            DISCIPLINED ASSET            DISCIPLINED ASSET
                                            ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)        CONSERVATIVE           MODERATELY CONSERVATIVE              MODERATE
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                $   610,174                  $   579,933                  $   749,377
-----------------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                      62,153                       75,185                      136,458
Transfer agency fees                                   14,916                       18,044                       32,749
Administrative services fees                            4,972                        6,014                       10,916
Custodian fees                                          6,320                        6,315                        6,320
Printing and postage                                    6,400                        4,525                       12,638
Professional fees                                       8,760                        8,760                        8,760
Other                                                   1,271                        1,279                        1,090
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                                        104,792                      120,122                      208,931
  Expenses waived/reimbursed by the
  Investment Manager and its affiliates                (2,929)                          --                           --
-----------------------------------------------------------------------------------------------------------------------------
Total net expenses                                    101,863                      120,122                      208,931
-----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       508,311                      459,811                      540,446
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of
  underlying affiliated funds                         718,158                      786,363                      811,181
Net change in unrealized appreciation
  (depreciation) on affiliated investments         (1,380,843)                  (2,576,113)                  (6,208,390)
-----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       (662,685)                  (1,789,750)                  (5,397,209)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       $  (154,374)                 $(1,329,939)                 $(4,856,763)
-----------------------------------------------------------------------------------------------------------------------------




                                                               DISCIPLINED ASSET            DISCIPLINED ASSET
                                                            ALLOCATION PORTFOLIOS -      ALLOCATION PORTFOLIOS -
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                   MODERATELY AGGRESSIVE              AGGRESSIVE
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds           $   314,008                  $    84,041
----------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees                                                      83,220                       33,178
Transfer agency fees                                                   19,972                        7,963
Administrative services fees                                            6,657                        2,654
Custodian fees                                                          6,315                        6,005
Printing and postage                                                    4,860                        5,775
Professional fees                                                       7,760                        7,905
Other                                                                     886                        1,052
----------------------------------------------------------------------------------------------------------------
Total expenses                                                        129,670                       64,532
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                         --                      (10,111)
----------------------------------------------------------------------------------------------------------------
Total net expenses                                                    129,670                       54,421
----------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       184,338                       29,620
----------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on sales of underlying affiliated
  funds                                                                88,068                      388,445
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                           (3,931,757)                  (2,231,824)
----------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                     (3,843,689)                  (1,843,379)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      $(3,659,351)                 $(1,813,759)
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                            DISCIPLINED ASSET ALLOCATION             DISCIPLINED ASSET ALLOCATION
                                                    PORTFOLIOS -                             PORTFOLIOS -
                                                    CONSERVATIVE                       MODERATELY CONSERVATIVE
                                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2010       DEC. 31, 2009        JUNE 30, 2010       DEC. 31, 2009
                                           (UNAUDITED)                              (UNAUDITED)
OPERATIONS
Investment income (loss) -- net            $   508,311         $    990,776         $   459,811         $  1,214,813
Net realized gain (loss) on affiliated
  investments                                  718,158             (571,465)            786,363             (892,278)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (1,380,843)           5,272,968          (2,576,113)           7,550,492
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   (154,374)           5,692,279          (1,329,939)           7,873,027
--------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales                         17,085,231           32,913,715          11,422,424           36,452,213
Payments for redemptions                    (6,935,057)         (17,695,954)         (8,316,058)         (10,012,318)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        10,150,174           15,217,761           3,106,366           26,439,895
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     9,995,800           20,910,040           1,776,427           34,312,922
Net assets at beginning of period           44,276,847           23,366,807          57,833,964           23,521,042
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period                $54,272,647         $ 44,276,847         $59,610,391         $ 57,833,964
--------------------------------------------------------------------------------------------------------------------




                                            DISCIPLINED ASSET ALLOCATION             DISCIPLINED ASSET ALLOCATION
                                                    PORTFOLIOS -                             PORTFOLIOS -
                                                      MODERATE                          MODERATELY AGGRESSIVE
                                        SIX MONTHS ENDED        YEAR ENDED       SIX MONTHS ENDED        YEAR ENDED
                                          JUNE 30, 2010       DEC. 31, 2009        JUNE 30, 2010       DEC. 31, 2009
                                           (UNAUDITED)                              (UNAUDITED)
OPERATIONS
Investment income (loss) -- net           $    540,446         $  2,080,043             184,338            1,412,407
Net realized gain (loss) on affiliated
  investments                                  811,181           (3,628,306)             88,068           (3,080,890)
Net change in unrealized appreciation
  (depreciation) on affiliated
  investments                               (6,208,390)          15,576,795          (3,931,757)          12,983,205
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (4,856,763)          14,028,532          (3,659,351)          11,314,722
--------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales                         24,128,636           58,106,111          14,565,209           35,755,427
Payments for redemptions                    (9,376,729)         (17,577,140)         (9,862,567)         (13,568,033)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  share transactions                        14,751,907           40,528,971           4,702,642           22,187,394
--------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     9,895,144           54,557,503           1,043,291           33,502,116
Net assets at beginning of period          100,237,732           45,680,229          64,811,836           31,309,720
--------------------------------------------------------------------------------------------------------------------
Net assets at end of period               $110,132,876         $100,237,732         $65,855,127         $ 64,811,836
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                                     DISCIPLINED ASSET ALLOCATION
                                                                             PORTFOLIOS -
                                                                              AGGRESSIVE
                                                                 SIX MONTHS ENDED        YEAR ENDED
                                                                   JUNE 30, 2010       DEC. 31, 2009
                                                                    (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                          29,620         $   545,855
Net realized gain (loss) on affiliated investments                      388,445            (979,640)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                             (2,231,824)          5,117,114
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      (1,813,759)          4,683,329
----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales                                                   3,956,693          14,136,399
Payments for redemptions                                             (3,169,853)         (4,130,408)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               786,840          10,005,991
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (1,026,919)         14,689,320
Net assets at beginning of period                                    25,981,746          11,292,426
----------------------------------------------------------------------------------------------------
Net assets at end of period                                         $24,954,827         $25,981,746
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Funds' financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.
Disciplined Asset Allocation Portfolios -- Conservative


                                                   SIX MONTHS ENDED      YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(a)
Net asset value, beginning of period                     $9.85            $8.43       $10.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .10              .27          .14
Net gains (losses) (both realized and
 unrealized)                                              (.12)            1.15        (1.73)
--------------------------------------------------------------------------------------------
Total from investment operations                          (.02)            1.42        (1.59)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.83            $9.85        $8.43
--------------------------------------------------------------------------------------------
TOTAL RETURN                                             (.16%)          16.85%      (15.93%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .42%(c)          .46%         .86%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .41%(c)          .41%         .41%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             2.05%(c)         2.96%        5.27%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $54              $44          $23
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    19%              63%          48%
--------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios -- Moderately Conservative


                                                   SIX MONTHS ENDED      YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(a)
Net asset value, beginning of period                     $9.46            $7.95       $10.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07              .26          .14
Net gains (losses) (both realized and
 unrealized)                                              (.25)            1.25        (2.21)
--------------------------------------------------------------------------------------------
Total from investment operations                          (.18)            1.51        (2.07)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.28            $9.46        $7.95
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (1.87%)          18.93%      (20.67%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .40%(c)          .44%         .75%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .40%(c)          .41%         .41%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                             1.53%(c)         3.04%        4.31%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60              $58          $24
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%              39%          51%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Disciplined Asset Allocation Portfolios -- Moderate


                                                   SIX MONTHS ENDED      YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(a)
Net asset value, beginning of period                     $9.16            $7.59       $10.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05              .28          .13
Net gains (losses) (both realized and
 unrealized)                                              (.42)            1.29        (2.56)
--------------------------------------------------------------------------------------------
Total from investment operations                          (.37)            1.57        (2.43)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.79            $9.16        $7.59
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (4.03%)          20.70%      (24.29%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .38%(c)          .39%         .55%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .38%(c)          .39%         .41%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .99%(c)         3.05%        4.33%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $110             $100          $46
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    17%              39%          24%
--------------------------------------------------------------------------------------------


Disciplined Asset Allocation Portfolios -- Moderately Aggressive


                                                   SIX MONTHS ENDED      YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(a)
Net asset value, beginning of period                     $8.97            $7.34       $10.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .23          .14
Net gains (losses) (both realized and
 unrealized)                                              (.49)            1.40        (2.82)
--------------------------------------------------------------------------------------------
Total from investment operations                          (.47)            1.63        (2.68)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.50            $8.97        $7.34
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (5.24%)          22.21%      (26.76%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .39%(c)          .42%         .61%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .39%(c)          .41%         .41%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .55%(c)         2.91%        4.06%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $66              $65          $31
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    25%              50%          27%
--------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

Disciplined Asset Allocation Portfolios -- Aggressive


                                                   SIX MONTHS ENDED      YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------
PER SHARE DATA                                        (UNAUDITED)         2009       2008(a)
Net asset value, beginning of period                     $8.75            $7.07       $10.02
--------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01              .23          .12
Net gains (losses) (both realized and
 unrealized)                                              (.58)            1.45        (3.07)
--------------------------------------------------------------------------------------------
Total from investment operations                          (.57)            1.68        (2.95)
--------------------------------------------------------------------------------------------
Net asset value, end of period                           $8.18            $8.75        $7.07
--------------------------------------------------------------------------------------------
TOTAL RETURN                                            (6.56%)          23.82%      (29.45%)
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .49%(c)          .57%        1.14%(c)
--------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .41%(c)          .41%         .41%(c)
--------------------------------------------------------------------------------------------
Net investment income (loss)                              .22%(c)         2.94%        4.14%(c)
--------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $25              $26          $11
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                    23%              53%          37%
--------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) For the period from May 1, 2008 (when shares became available) to Dec. 31, 2008.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expenses ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Variable Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund-of-funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) (formerly known as RiverSource Investments, LLC) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

The primary objectives of each Fund are as follows:

Disciplined Asset Allocation Portfolios -- Conservative (Conservative) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund may be most appropriate for investors with a shorter term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderately Conservative (Moderately Conservative) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderate (Moderate) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund may be most appropriate for investors with an intermediate term investment horizon.

Disciplined Asset Allocation Portfolios -- Moderately Aggressive (Moderately Aggressive) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

Disciplined Asset Allocation Portfolios -- Aggressive (Aggressive) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund may be most appropriate for investors with a longer term investment horizon.

You may not buy (nor will you own) shares of the Funds directly. Shares of the Funds are offered to RiverSource Life Insurance Company (RiverSource Life) and RiverSource Life Insurance Company of New York (RiverSource Life of NY) and their variable accounts or variable subaccounts (the subaccounts) to fund the benefits of their variable annuity and variable life insurance products. You invest by purchasing a variable annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund's income and losses. The components of each Fund's net

--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities. For the six months ended June 30, 2010, there were no distributions.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid directly by the underlying funds in which each Fund invests.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation). The fee under this agreement is uniform for each Fund at an annual rate equal to 0.06% of each Fund's average daily net assets.

DISTRIBUTION FEES
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% of each Fund's average daily net assets.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of underlying funds) were as follows:

FUND                                                                           PERCENTAGE
-----------------------------------------------------------------------------------------
Conservative                                                                      0.41%
Aggressive                                                                        0.41%


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of underlying funds) will not exceed 0.41% of each Fund's average daily net assets.

For the six months ended June 30, 2010 the waiver was not invoked for the Moderate Conservative, Moderate and Moderately Aggressive, since these Funds' expenses were below the cap amount.


--------------------------------------------------------------------------------
40  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                   PURCHASES     PROCEEDS
----------------------------------------------------------------------------------------------
Conservative                                                          $20,020,928  $ 9,362,236
Moderately Conservative                                                17,152,997   13,583,631
Moderate                                                               33,818,480   18,515,944
Moderately Aggressive                                                  21,569,705   16,684,211
Aggressive                                                              6,936,449    6,123,545


Realized gains and losses are determined on an identified cost basis.

5. SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                                                                  SIX MONTHS ENDED JUNE 30, 2010
                                                                                           NET
FUND                                                           SOLD     REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------
Conservative                                                1,718,209    (693,708)      1,024,501
Moderately Conservative                                     1,185,597    (876,114)        309,483
Moderate                                                    2,601,054  (1,020,949)      1,580,105
Moderately Aggressive                                       1,625,198  (1,104,500)        520,698
Aggressive                                                    446,010    (364,152)         81,858



                                                                     YEAR ENDED DEC. 31, 2009
                                                                                           NET
FUND                                                           SOLD     REDEEMED   INCREASE (DECREASE)
------------------------------------------------------------------------------------------------------
Conservative                                                3,702,866  (1,979,430)      1,723,436
Moderately Conservative                                     4,327,763  (1,170,032)      3,157,731
Moderate                                                    7,119,702  (2,196,436)      4,923,266
Moderately Aggressive                                       4,661,699  (1,701,379)      2,960,320
Aggressive                                                  1,893,550    (522,551)      1,370,999


6. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2010, no Fund held more than 5% of the outstanding shares in any of the underlying funds in which each Fund was invested.

7. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements, other than as noted below.

The Board of Trustees of the Disciplined Asset Allocation Portfolios has approved in principle the following proposed mergers:

          Disciplined Asset Allocation Portfolios -- Conservative into Variable Portfolio -- Conservative Portfolio

          Disciplined Asset Allocation Portfolios -- Moderately Conservative into Variable Portfolio -- Moderately Conservative Portfolio

          Disciplined Asset Allocation Portfolios -- Moderate into Variable Portfolio -- Moderate Portfolio


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

          Disciplined Asset Allocation Portfolios -- Moderately Aggressive into Variable Portfolio -- Moderately Aggressive Portfolio

          Disciplined Asset Allocation Portfolios -- Aggressive into Variable Portfolio -- Aggressive Portfolio

It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the above proposals.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
42  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT ----------------------------------------------------------------------


Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to Disciplined Asset Allocation
Portfolios -- Conservative ("Conservative"), Disciplined Asset Allocation Portfolios -- Moderately Conservative ("Moderately Conservative"), Disciplined Asset Allocation Portfolios -- Moderate ("Moderate"), Disciplined Asset Allocation Portfolios -- Moderately Aggressive ("Moderately Aggressive"), Disciplined Asset Allocation Portfolios -- Aggressive ("Aggressive") (each, a "Fund" and collectively, the "Funds"). Under an investment management services agreement with respect to each Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to each of the Funds and all RiverSource funds (collectively, the "RiverSource Funds").

On an annual basis, each Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the

Contracts Committee (including materials relating to each Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue each IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of each IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the RiverSource Funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to each Fund. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under each IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of each IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under each IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Funds.


--------------------------------------------------------------------------------
       DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT  43

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under each IMS Agreement, the Board carefully reviewed the investment performance of each Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each of the Fund, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. The Board observed that each Fund's investment performance was appropriate in light of the particular management style. Further, the Board observed measures taken to address the Funds' performance, including the anticipated change in portfolio managers for the Funds. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio managers expected to assume responsibilities for each Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to Columbia Management's profitability. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the RiverSource Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each of the RiverSource Funds, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board noted the rationale for according weight to each Fund's direct expenses, as opposed to its total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying RiverSource Funds in which each Fund invests). In this regard, the Board noted that each Fund's direct expenses approximated or were less than the median direct expenses of the Fund's peer group and that its direct expenses do not include any advisory fees.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating each of the Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: Given that the Funds' do not pay any investment management services fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Funds.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the fees payable to Columbia Management and its affiliates were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for each Fund for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds*; or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
44  DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS -- 2010 SEMIANNUAL REPORT

DISCIPLINED ASSET ALLOCATION(SM) PORTFOLIOS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Disciplined Asset Allocation(SM)
Portfolios are distributed by Columbia Management Investment
Distributors, Inc. (formerly known as RiverSource Fund
Distributors, Inc.), member FINRA, and managed by Columbia
Management Investment Advisers, LLC (formerly known as
RiverSource Investments, LLC.). Insurance and Annuities are issued by RiverSource Life Insurance Company, an affiliate of Columbia Management.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.
                                                                S-6522 AF (8/10)

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO -- CORE EQUITY FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF CAPITAL.

THIS FUND IS CLOSED TO NEW INVESTORS.
Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Fund Expenses Example..............    5

Portfolio of Investments...........    7

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   18

Notes to Financial Statements......   20

Approval of Investment Management
  Services Agreement...............   32

Proxy Voting.......................   35




--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Variable Portfolio (VP) -- Core Equity Fund (the Fund) fell 5.22% for the six months ended June 30, 2010.

> The Fund outperformed its benchmark, the Standard & Poor's 500 Index (S&P 500
  Index), which decreased 6.65% during the same timeframe.

> The Fund also outperformed its peer group, the Lipper Large-Cap Core Funds
  Index, which fell 7.65% for the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   9/10/04
--------------------------------------------------------------------------
RiverSource VP-Core
  Equity Fund                -5.22%   +17.15%  -12.60%   -2.98%    -1.09%
--------------------------------------------------------------------------
S&P 500 Index(1)
  (unmanaged)                -6.65%   +14.43%   -9.81%   -0.79%    +0.57%
--------------------------------------------------------------------------
Lipper Large-Cap Core
  Funds Index(2)
  (unmanaged)                -7.65%   +12.33%   -9.56%   -0.78%    +0.45%
--------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The total returns shown do not reflect expenses that apply to the variable account or annuity contract. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary.

The indices do not reflect the effects of expenses (excluding Lipper). It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                     10.3%
------------------------------------------------
Consumer Staples                           10.4%
------------------------------------------------
Energy                                     10.0%
------------------------------------------------
Financials                                 16.2%
------------------------------------------------
Health Care                                11.7%
------------------------------------------------
Industrials                                11.1%
------------------------------------------------
Information Technology                     18.4%
------------------------------------------------
Materials                                   3.5%
------------------------------------------------
Telecommunication Services                  3.2%
------------------------------------------------
Utilities                                   3.9%
------------------------------------------------
Other(2)                                    1.3%
------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                 4.1%
------------------------------------------------
Chevron Corp.                               3.2%
------------------------------------------------
Microsoft Corp.                             3.1%
------------------------------------------------
IBM Corp.                                   3.1%
------------------------------------------------
Bank of America Corp.                       2.8%
------------------------------------------------
Philip Morris International, Inc.           2.3%
------------------------------------------------
Wal-Mart Stores, Inc.                       2.1%
------------------------------------------------
General Electric Co.                        2.1%
------------------------------------------------
Valeant Pharmaceuticals International       1.8%
------------------------------------------------
Time Warner, Inc.                           1.8%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. The variable account's purchase price will be the next NAV calculated after the request is received by the authorized insurance company.

As a contract owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.


--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the variable account or the contract. Therefore, the second line of the table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts. In addition, if the expenses that apply to the variable account or the contract were included, your costs would have been higher.

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Actual(b)                           $1,000       $  947.80        $1.93           .40%
------------------------------------------------------------------------------------------
Hypothetical
(5% return before expenses)         $1,000       $1,022.81        $2.01           .40%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return of -5.22% for the six months ended June 30, 2010.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.5%)
General Dynamics Corp.                                  12,988               $760,577
Lockheed Martin Corp.                                   11,382                847,959
Raytheon Co.                                            56,370              2,727,745
United Technologies Corp.                               22,710              1,474,106
                                                                      ---------------
Total                                                                       5,810,387
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Ford Motor Co.                                          51,037(b,e)           514,453
-------------------------------------------------------------------------------------

BEVERAGES (1.3%)
The Coca-Cola Co.                                       43,681              2,189,292
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.2%)
Amgen, Inc.                                             33,537(b)           1,764,046
Cephalon, Inc.                                           3,156(b,e)           179,103
                                                                      ---------------
Total                                                                       1,943,149
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.0%)
Franklin Resources, Inc.                                 6,106                526,276
Morgan Stanley                                           9,357                217,176
SEI Investments Co.                                      8,200                166,952
The Goldman Sachs Group, Inc.                            5,428                712,534
                                                                      ---------------
Total                                                                       1,622,938
-------------------------------------------------------------------------------------

CHEMICALS (1.7%)
Eastman Chemical Co.                                     3,576                190,815
Lubrizol Corp.                                          31,700              2,545,827
                                                                      ---------------
Total                                                                       2,736,642
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.7%)
PNC Financial Services Group, Inc.                      42,976              2,428,144
SunTrust Banks, Inc.                                    16,154(e)             376,388
                                                                      ---------------
Total                                                                       2,804,532
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.5%)
Pitney Bowes, Inc.                                       7,708                169,268
RR Donnelley & Sons Co.                                140,383              2,298,069
                                                                      ---------------
Total                                                                       2,467,337
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.6%)
Cisco Systems, Inc.                                     45,483(b)             969,243
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (5.7%)
Apple, Inc.                                             26,868(b)           6,758,108
Teradata Corp.                                          85,000(b)           2,590,800
                                                                      ---------------
Total                                                                       9,348,908
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.9%)
AmeriCredit Corp.                                       16,000(b)             291,520
Capital One Financial Corp.                              3,162                127,429
Discover Financial Services                            185,997              2,600,238
SLM Corp.                                               17,513(b)             181,960
                                                                      ---------------
Total                                                                       3,201,147
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.7%)
Bank of America Corp.                                  322,436              4,633,405
Citigroup, Inc.                                        395,752(b)           1,488,028
                                                                      ---------------
Total                                                                       6,121,433
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T, Inc.                                             107,468              2,599,651
Qwest Communications International, Inc.                57,100                299,775
Verizon Communications, Inc.                            83,456              2,338,437
                                                                      ---------------
Total                                                                       5,237,863
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.9%)
Exelon Corp.                                            75,275              2,858,192
FirstEnergy Corp.                                        7,610(e)             268,100
                                                                      ---------------
Total                                                                       3,126,292
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (0.7%)
Emerson Electric Co.                                    25,145             $1,098,585
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.7%)
Dolby Laboratories, Inc., Class A                       42,000(b,e)         2,632,980
Tyco Electronics Ltd.                                    8,824(c)             223,953
                                                                      ---------------
Total                                                                       2,856,933
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
National Oilwell Varco, Inc.                            43,183(e)           1,428,062
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.3%)
Walgreen Co.                                            11,868                316,876
Wal-Mart Stores, Inc.                                   72,001              3,461,088
                                                                      ---------------
Total                                                                       3,777,964
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.2%)
General Mills, Inc.                                     14,934                530,456
Sara Lee Corp.                                          18,913(e)             266,673
The Hershey Co.                                         57,600              2,760,768
                                                                      ---------------
Total                                                                       3,557,897
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson and Co.                                   121(e)               8,182
CareFusion Corp.                                         8,092(b)             183,688
Medtronic, Inc.                                         18,937                686,845
                                                                      ---------------
Total                                                                         878,715
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Aetna, Inc.                                              1,161                 30,627
AmerisourceBergen Corp.                                  6,399(e)             203,168
Cardinal Health, Inc.                                      670                 22,519
Humana, Inc.                                             5,609(b)             256,163
Lincare Holdings, Inc.                                  86,401(b,e)         2,808,880
McKesson Corp.                                           2,831                190,130
UnitedHealth Group, Inc.                                81,582              2,316,929
                                                                      ---------------
Total                                                                       5,828,416
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.1%)
Wyndham Worldwide Corp.                                 11,866                238,981
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Constellation Energy Group, Inc.                         6,960(e)             224,460
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.8%)
3M Co.                                                  16,110              1,272,529
General Electric Co.                                   234,113              3,375,909
                                                                      ---------------
Total                                                                       4,648,438
-------------------------------------------------------------------------------------

INSURANCE (6.1%)
AFLAC, Inc.                                             22,844                974,753
American Financial Group, Inc.                           6,600                180,312
Assurant, Inc.                                           8,134                282,250
Axis Capital Holdings Ltd.                              60,000(c)           1,783,200
Chubb Corp.                                             25,671(e)           1,283,807
Endurance Specialty Holdings Ltd.                        7,400(c,e)           277,722
Hartford Financial Services Group, Inc.                 44,711                989,454
Principal Financial Group, Inc.                         15,445                362,031
Protective Life Corp.                                   53,000(e)           1,133,670
Prudential Financial, Inc.                              10,058                539,712
Reinsurance Group of America, Inc.                       5,600                255,976
The Allstate Corp.                                      57,783              1,660,106
The Travelers Companies, Inc.                            1,801                 88,699
Torchmark Corp.                                          4,008(e)             198,436
                                                                      ---------------
Total                                                                      10,010,128
-------------------------------------------------------------------------------------

IT SERVICES (4.5%)
IBM Corp.                                               41,200              5,087,376
Total System Services, Inc.                            166,324(e)           2,262,006
                                                                      ---------------
Total                                                                       7,349,382
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Mattel, Inc.                                             7,957               $168,370
-------------------------------------------------------------------------------------

MACHINERY (0.2%)
Illinois Tool Works, Inc.                                4,750                196,080
Ingersoll-Rand PLC                                       6,138(c,e)           211,700
                                                                      ---------------
Total                                                                         407,780
-------------------------------------------------------------------------------------

MEDIA (3.1%)
DIRECTV, Class A                                        11,200(b)             379,904
Gannett Co., Inc.                                       24,354(e)             327,805
The Walt Disney Co.                                     37,734              1,188,621
Time Warner Cable, Inc.                                  5,400                281,232
Time Warner, Inc.                                      100,700              2,911,237
                                                                      ---------------
Total                                                                       5,088,799
-------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Cliffs Natural Resources, Inc.                           4,433                209,060
Freeport-McMoRan Copper & Gold, Inc.                    19,989              1,181,950
Newmont Mining Corp.                                    21,000              1,296,540
                                                                      ---------------
Total                                                                       2,687,550
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Family Dollar Stores, Inc.                               4,809                181,251
Target Corp.                                            22,400              1,101,408
                                                                      ---------------
Total                                                                       1,282,659
-------------------------------------------------------------------------------------

MULTI-UTILITIES (1.9%)
PG&E Corp.                                               9,915(e)             407,507
Public Service Enterprise Group, Inc.                   85,900              2,691,247
                                                                      ---------------
Total                                                                       3,098,754
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (9.1%)
Apache Corp.                                            32,779              2,759,664
Chevron Corp.                                           77,706(d)           5,273,129
ConocoPhillips                                          22,753              1,116,945
Devon Energy Corp.                                      45,400              2,765,768
Exxon Mobil Corp.                                       42,231              2,410,123
Hess Corp.                                               1,364                 68,664
Marathon Oil Corp.                                       5,997                186,447
Murphy Oil Corp.                                         8,920                441,986
Valero Energy Corp.                                      8,608                154,772
                                                                      ---------------
Total                                                                      15,177,498
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.2%)
Domtar Corp.                                             3,000(c,e)           147,450
International Paper Co.                                  5,756                130,258
                                                                      ---------------
Total                                                                         277,708
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (1.6%)
Herbalife Ltd.                                          58,700(c,e)         2,703,135
-------------------------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                                     46,115              2,157,260
Eli Lilly & Co.                                         15,589                522,232
Johnson & Johnson                                       40,595              2,397,541
Merck & Co., Inc.                                       74,266              2,597,082
Valeant Pharmaceuticals International                   57,400(b,e)         3,001,446
                                                                      ---------------
Total                                                                      10,675,561
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.5%)
Dun & Bradstreet Corp.                                  35,700              2,396,184
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.8%)
Annaly Capital Management, Inc.                         42,800                734,020
Equity Residential                                      12,122                504,760
Simon Property Group, Inc.                              12,471(e)           1,007,033
Ventas, Inc.                                             5,208                244,516
Vornado Realty Trust                                     6,780(e)             494,601
                                                                      ---------------
Total                                                                       2,984,930
-------------------------------------------------------------------------------------

ROAD & RAIL (0.9%)
Ryder System, Inc.                                      35,293(e)           1,419,837
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.7%)
Advanced Micro Devices, Inc.                            61,302(b,e)           448,731
Intel Corp.                                             47,300                919,985
Micron Technology, Inc.                                 40,605(b,e)           344,736
Texas Instruments, Inc.                                119,500              2,781,960
                                                                      ---------------
Total                                                                       4,495,412
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SOFTWARE (3.2%)
Microsoft Corp.                                        222,934             $5,129,712
Oracle Corp.                                             9,816                210,651
                                                                      ---------------
Total                                                                       5,340,363
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.4%)
Advance Auto Parts, Inc.                                32,400              1,625,832
Aeropostale, Inc.                                       54,500(b,e)         1,560,880
Best Buy Co., Inc.                                      14,100                477,426
Home Depot, Inc.                                        21,017                589,947
Lowe's Companies, Inc.                                   7,927                161,869
Ltd. Brands, Inc.                                      116,384              2,568,595
PetSmart, Inc.                                          48,100(e)           1,451,177
Ross Stores, Inc.                                        8,100                431,649
                                                                      ---------------
Total                                                                       8,867,375
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Coach, Inc.                                              2,500                 91,375
Nike, Inc., Class B                                     10,597                715,827
                                                                      ---------------
Total                                                                         807,202
-------------------------------------------------------------------------------------

TOBACCO (3.1%)
Altria Group, Inc.                                      64,659              1,295,766
Philip Morris International, Inc.                       81,800              3,749,712
                                                                      ---------------
Total                                                                       5,045,478
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $168,494,556)                                                     $162,916,172
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             2,140,668(f)          $2,140,668
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,140,668)                                                         $2,140,668
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (11.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(G)
Citigroup Global Markets, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,000,007                          0.120%          $2,000,000            $2,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,383,180                          0.030            2,383,178             2,383,178
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $15,000,063                         0.150           15,000,000            15,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL
  RECEIVED FOR SECURITIES ON LOAN
(Cost: $19,383,178)                                                       $19,383,178
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $190,018,402)                                                     $184,440,018
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                             NUMBER OF                                  UNREALIZED
                             CONTRACTS      NOTIONAL     EXPIRATION    APPRECIATION
CONTRACT DESCRIPTION       LONG (SHORT)   MARKET VALUE      DATE      (DEPRECIATION)
------------------------------------------------------------------------------------
S&P 500 Index                    9          $2,309,850   Sept. 2010        $(143,243)
====================================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.24% of net assets.

(d) At June 30, 2010, investments in securities included securities valued at $297,905 that were partially pledged as collateral to cover initial margin deposits on open stock index futures contracts.

(e) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


CITIGROUP GLOBAL MARKETS, INC. (0.120%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae REMICS                                  $726,926
Fannie Mae-Aces                                      18,972
Freddie Mac Reference REMIC                         118,416
Freddie Mac REMICS                                1,039,197
Government National Mortgage Association            136,489
-----------------------------------------------------------
Total market value of collateral securities      $2,040,000
-----------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                    $425,310
Government National Mortgage Association          2,005,532
-----------------------------------------------------------
Total market value of collateral securities      $2,430,842
-----------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Federal Farm Credit Bank                           $445,055
Federal Home Loan Bank Discount Notes             4,577,640
Federal Home Loan Banks                           2,325,199
Federal Home Loan Mortgage Corp                     395,784
Ginnie Mae II Pool                                1,040,858
United States Treasury Note/Bond                  6,515,465
-----------------------------------------------------------
Total market value of collateral securities     $15,300,001
-----------------------------------------------------------





--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                Fair value at June 30, 2010
                            ------------------------------------------------------------------
                                  LEVEL 1            Level 2
                               QUOTED PRICES          other          Level 3
                                 IN ACTIVE         significant     significant
                                MARKETS FOR         observable    unobservable
DESCRIPTION(a)              IDENTICAL ASSETS(b)       inputs         inputs           Total
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $162,916,172               $--         $--        $162,916,172
----------------------------------------------------------------------------------------------
Total Equity Securities          162,916,172                --          --         162,916,172
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                 2,140,668                --          --           2,140,668
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --        19,383,178          --          19,383,178
----------------------------------------------------------------------------------------------
Total Other                        2,140,668        19,383,178          --          21,523,846
----------------------------------------------------------------------------------------------
Investments in
  Securities                     165,056,840        19,383,178          --         184,440,018
Other Financial
  Instruments(d)                    (143,243)               --          --            (143,243)
----------------------------------------------------------------------------------------------
Total                           $164,913,597       $19,383,178         $--        $184,296,775
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $168,494,556)             $162,916,172
  Affiliated money market fund (identified cost $2,140,668)           2,140,668
  Investments of cash collateral received for securities on loan
    (identified cost $19,383,178)                                    19,383,178
-------------------------------------------------------------------------------
Total investments in securities (identified cost $190,018,402)      184,440,018
Dividends and accrued interest receivable                               215,560
Receivable for investment securities sold                            16,564,780
Receivable from Investment Manager                                       12,374
-------------------------------------------------------------------------------
Total assets                                                        201,232,732
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  199,065
Payable for investment securities purchased                          16,404,803
Payable upon return of securities loaned                             19,383,178
Variation margin payable on futures contracts                            17,400
Accrued investment management services fees                              63,142
Other accrued expenses                                                   38,452
-------------------------------------------------------------------------------
Total liabilities                                                    36,106,040
-------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $165,126,692
-------------------------------------------------------------------------------
Outstanding shares at beneficial interest                            26,604,528
-------------------------------------------------------------------------------
Net asset value per share                                          $       6.21
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 18,816,074
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  1,922,054
Interest                                                                  6,835
Income distributions from affiliated money market fund                    1,110
Income from securities lending -- net                                     9,127
-------------------------------------------------------------------------------
Total income                                                          1,939,126
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                     365,855
Compensation of board members                                             2,975
Custodian fees                                                           15,775
Printing and postage                                                     12,050
Professional fees                                                        16,142
Other                                                                     2,986
-------------------------------------------------------------------------------
Total expenses                                                          415,783
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                          (49,888)
-------------------------------------------------------------------------------
Total net expenses                                                      365,895
-------------------------------------------------------------------------------
Investment income (loss) -- net                                       1,573,231
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              12,341,406
  Foreign currency transactions                                            (153)
  Futures contracts                                                     (40,875)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              12,300,378
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                (22,808,359)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               (10,507,981)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ (8,934,750)
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2010  DEC. 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $  1,573,231   $  3,764,536
Net realized gain (loss) on investments                                  12,300,378    (20,240,622)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (22,808,359)    53,518,263
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          (8,934,750)    37,042,177
--------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales                                                         270,198        873,694
Payments for redemptions                                                (13,045,157)   (25,945,159)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               (12,774,959)   (25,071,465)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (21,709,709)    11,970,712
Net assets at beginning of period                                       186,836,401    174,865,689
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $165,126,692   $186,836,401
--------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share held for the periods shown. For periods ended 2009 and after, per share net investment income (loss) amount is calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of expenses that apply to the variable accounts or annuity charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
                                                     JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                     $6.55            $5.27       $10.30      $10.97      $11.14      $10.64
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06              .12          .17         .19         .17         .16
Net gains (losses) (both realized and
 unrealized)                                              (.40)            1.16        (4.01)        .15        1.41         .53
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.34)            1.28        (3.84)        .34        1.58         .69
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --               --         (.02)       (.17)       (.17)       (.16)
Distributions from realized gains                           --               --        (1.17)       (.84)      (1.58)       (.03)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --               --        (1.19)      (1.01)      (1.75)       (.19)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.21            $6.55        $5.27      $10.30      $10.97      $11.14
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (5.22%)          24.40%      (41.62%)      3.32%      15.79%       6.57%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
waiver/reimbursement                                      .46%(b)          .44%         .48%        .48%        .45%        .45%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .40%(b)          .40%         .40%        .40%        .40%        .40%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.72%(b)         2.25%        2.07%       1.68%       1.63%       1.48%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $165             $187         $175        $365        $432        $466
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    74%              76%         103%         65%         73%        121%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


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18  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  19

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

RiverSource Variable Portfolio - Core Equity Fund (the Fund) is a series of RiverSource Variable Series Trust (the Trust), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. The Fund invests primarily in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase.

You may not buy (nor will you own) shares of the Fund directly. You invest by owning RiverSource Variable Annuity Fund A or RiverSource Variable Annuity Fund B and allocating your purchase payments to the variable account that invests in the Fund. Refer to your variable annuity contract prospectus for information regarding the investment options available to you.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities, and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Trust's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected

--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments,
LLC) (the Investment Manager), as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund is a disregarded entity for federal income tax purposes and does not expect to make regular distributions to shareholders. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The shareholder is subject to tax on its distributive share of the Fund's income and losses. The components of the Fund's net assets are reported at the shareholder level for tax purposes, and therefore, are not presented in the Statement of Assets and Liabilities.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

FUTURES TRANSACTIONS
The Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Fund may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Fund may buy and write options traded on any U.S. or foreign exchange, or in the over-the-counter (OTC) market to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Fund may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain OTC options trades. Cash collateral held or posted by the Fund for such option trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Fund. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Fund will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the

--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



option is exercised. The Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk. At June 30, 2010, and for the six months then ended, the Fund had no outstanding written options.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                            ASSET DERIVATIVES              LIABILITY DERIVATIVES
                     -------------------------------  -------------------------------
                     STATEMENT OF ASSETS              STATEMENT OF ASSETS
RISK EXPOSURE          AND LIABILITIES                  AND LIABILITIES
CATEGORY                   LOCATION       FAIR VALUE        LOCATION       FAIR VALUE
-------------------------------------------------------------------------------------------
                                                      Net
                                                      assets -- unrealiz-
                                                      ed depreciation on
Equity contracts     N/A                      N/A     investments           $143,243*
-------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2010


    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------
                                       FORWARD
                                       FOREIGN
RISK EXPOSURE CATEGORY                CURRENCY    FUTURES     TOTAL
--------------------------------------------------------------------------
Equity contracts                        $ --     $(40,875)  $(40,875)
--------------------------------------------------------------------------
Foreign exchange contracts               (78)          --   $    (78)
--------------------------------------------------------------------------
Total                                   $(78)    $(40,875)  $(40,953)
--------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
                                 IN INCOME
---------------------------------------------------------------------------
                                        FORWARD
                                        FOREIGN
RISK EXPOSURE CATEGORY                 CURRENCY   FUTURES     TOTAL
---------------------------------------------------------------------------
Equity contracts                          $--    $(134,679) $(134,679)
---------------------------------------------------------------------------
Foreign exchange contracts                 --           --  $      --
---------------------------------------------------------------------------
Total                                     $--    $(134,679) $(134,679)
---------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $5,100 for the six months ended June 30, 2010.

FUTURES
The gross notional amount of long contracts outstanding was approximately $2.3 million at June 30, 2010. The monthly average gross notional amount for long contracts was $1.6 million for the six months ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is computed daily and is equal on an annual basis to 0.40% of the average daily net assets of the Fund.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation,

--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $74.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*) were 0.40%. The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses indefinitely, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*) will not exceed 0.40% of the Fund's average daily net assets.

* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $132,832,396 and $144,849,309, respectively, for the six months ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for the periods indicated were as follows:

                                         SIX MONTHS ENDED    YEAR ENDED
                                           JUNE 30, 2010   DEC. 31, 2009
------------------------------------------------------------------------
Sold                                            41,758          172,076
Redeemed                                    (1,953,417)      (4,840,919)
------------------------------------------------------------------------
Net increase (decrease)                     (1,911,659)      (4,668,843)
------------------------------------------------------------------------




--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $18,816,074 were on loan, secured by cash collateral of $19,383,178 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $9,127 earned from securities lending for the six months ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of

--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



RiverSource Short-Term Cash Fund aggregated $13,250,898 and $11,207,953, respectively, for the six months ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Fund had no borrowings during the six months ended June 30, 2010.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC

--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  31

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Further, the Board noted measures taken to address the Fund's

--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  33

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


performance, including the anticipated change in portfolio managers for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering the continued expense cap/waiver) was significantly below the peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data

--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board observed that the Fund is closed to new investors. The Board also considered that the IMS Agreement provides for a unified asset-based fee and requires Columbia Management to provide investment management and other services, including administrative and transfer agency services.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds*; or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- 2010 SEMIANNUAL REPORT  35

RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                                This report must be accompanied or preceded by the Fund's
                                current prospectus.
                                RiverSource Variable Portfolio Funds are distributed by
                                Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
                                (formerly known as RiverSource Investments, LLC.). Insurance and Annuities are issued by RiverSource Life Insurance
                                Company, an affiliate of Columbia Management.
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6350 H (8/10)

Semiannual Report
                                                      (COLUMBIA MANAGEMENT LOGO)

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

THE SEMIANNUAL REPORT DESCRIBES FIVE FUNDS, EACH OF WHICH INVESTS IN OTHER FUNDS. THE OBJECTIVE OF EACH FUND IS A HIGH LEVEL OF TOTAL RETURN THAT IS CONSISTENT WITH AN ACCEPTABLE LEVEL OF RISK.


Variable Portfolio -- Conservative Portfolio

Variable Portfolio -- Moderately Conservative Portfolio

Variable Portfolio -- Moderate Portfolio

Variable Portfolio -- Moderately Aggressive Portfolio

Variable Portfolio -- Aggressive Portfolio



 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE





Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

TABLE OF CONTENTS --------------------------------------------------------------


Investment Holdings................    3
Fund Expenses Examples.............   13
Investments in Affiliated Funds....   19
Statements of Assets and
  Liabilities......................   29
Statements of Operations...........   31
Statements of Changes in Net
  Assets...........................   33
Financial Highlights...............   35
Notes to Financial Statements......   40
Approval of Investment Management
  Services Agreement...............   49
Proxy Voting.......................   50




--------------------------------------------------------------------------------
2  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT HOLDINGS  -----------------------------------------------------------
(UNAUDITED)

VARIABLE PORTFOLIO -- CONSERVATIVE PORTFOLIO

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                                      PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Equity Income Fund             1.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein International Value Fund             1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Growth Fund                           1.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger International Equities Fund            0.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger U.S. Equities Fund                     0.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York Venture Fund                            1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                       1.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Invesco International Growth Fund                      1.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap Growth Fund                           1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund                                    1.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                                         1.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian International Small Cap Fund                  0.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley Global Real Estate Fund                 0.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund                                1.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Growth Fund                         0.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Value Fund                          1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis(R) International Equity Fund                   1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap Growth Fund                              1.1%
======================================================================================
                                                                            19.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected,
     multisector
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Bond Fund                     12.3%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond Fund                           3.0%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Inflation Protected
  Securities Fund                                                            7.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income Opportunities Fund                  2.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited Duration Bond Fund                 9.0%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government
  Fund                                                                       3.5%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Strategic Income Fund                      2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Diversified Bond Fund                11.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance Floating-Rate Income Fund                  4.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond Fund                            10.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-Backed Securities Fund                  4.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short Duration Government Fund             5.5%
======================================================================================
                                                                            75.1%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash Management Fund                       5.9%
--------------------------------------------------------------------------------------
                                                                             5.9%
======================================================================================
                                                                           100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  3

INVESTMENT HOLDINGS (continued)  -----------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Equity Funds(1)                                       19.0%
----------------------------------------------------------------
Fixed-Income Funds(2)                                 75.1%
----------------------------------------------------------------

Cash Equivalents(3)                                    5.9%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 10.4%, International 4.1%, U.S. Mid Cap 2.5%, U.S. Small Cap 1.5% and Global Real Estate 0.5%.
(2) Includes Investment Grade 56.9%, Inflation Protected Securities 7.1%, Floating Rate 4.0%, Global Bond 3.0%, High Yield 2.1% and Multisector 2.0%.
(3) Money Market 5.9%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Variable Portfolio -- Diversified
  Bond Fund                                            12.3%
-----------------------------------------------------------------
Variable Portfolio -- American Century
  Diversified Bond Fund                                11.6%
-----------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond
  Fund                                                 10.9%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Limited
  Duration Bond Fund                                    9.0%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Global
  Inflation Protected Securities Fund                   7.1%
-----------------------------------------------------------------




Pyramis(R) is a registered service mark of FMR LLC. Used under license.

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
4  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT HOLDINGS  -----------------------------------------------------------
(UNAUDITED)

VARIABLE PORTFOLIO -- MODERATELY CONSERVATIVE PORTFOLIO

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                                      PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Equity Income Fund             2.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap Value Fund                         1.1%
--------------------------------------------------------------------------------------
Threadneedle Variable Portfolio -- Emerging Markets Fund                     0.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein International Value Fund             2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Growth Fund                           2.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger International Equities Fund            0.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger U.S. Equities Fund                     0.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York Venture Fund                            2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                       1.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Invesco International Growth Fund                      2.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap Growth Fund                           1.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund                                    2.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                                         2.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian International Small Cap Fund                  0.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley Global Real Estate Fund                 0.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund                                2.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Growth Fund                         0.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Value Fund                          1.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis(R) International Equity Fund                   1.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap Growth Fund                              1.7%
======================================================================================
                                                                            33.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected,
     multisector
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Bond Fund                      9.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond Fund                           2.2%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Inflation Protected
  Securities Fund                                                            7.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income Opportunities Fund                  1.6%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited Duration Bond Fund                 9.5%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government
  Fund                                                                       3.0%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Strategic Income Fund                      1.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Diversified Bond Fund                 9.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance Floating-Rate Income Fund                  2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond Fund                             8.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-Backed Securities Fund                  5.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short Duration Government Fund             6.1%
======================================================================================
                                                                            64.6%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash Management Fund                       2.0%
--------------------------------------------------------------------------------------
                                                                             2.0%
======================================================================================
                                                                           100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  5

INVESTMENT HOLDINGS (continued)  -----------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)



Equity Funds(1)                                       33.4%
----------------------------------------------------------------

Fixed-Income Funds(2)                                 64.6%
----------------------------------------------------------------

Cash Equivalents(3)                                    2.0%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 17.7%, International 8.5%, U.S. Mid Cap 4.1%, U.S. Small Cap 2.4% and Global Real Estate 0.7%.
(2) Includes Investment Grade 50.7%, Inflation Protected Securities 7.1%, Global Bond 2.2%, Floating Rate 2.0%, High Yield 1.6% and Multisector 1.0%.
(3) Money Market 2.0%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Variable Portfolio -- Diversified
  Bond Fund                                            9.7%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Limited
  Duration Bond Fund                                   9.5%
-----------------------------------------------------------------
Variable Portfolio -- American Century
  Diversified Bond Fund                                9.2%
-----------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond
  Fund                                                 8.1%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Global
  Inflation Protected Securities Fund                  7.1%
-----------------------------------------------------------------




Pyramis(R) is a registered service mark of FMR LLC. Used under license.

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT HOLDINGS  -----------------------------------------------------------
(UNAUDITED)

VARIABLE PORTFOLIO -- MODERATE PORTFOLIO

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                                      PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Equity Income Fund             3.6%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap Value Fund                         1.7%
--------------------------------------------------------------------------------------
Threadneedle Variable Portfolio -- Emerging Markets Fund                     1.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein International Value Fund             3.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Growth Fund                           4.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger International Equities Fund            1.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger U.S. Equities Fund                     1.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York Venture Fund                            3.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                       2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Invesco International Growth Fund                      4.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap Growth Fund                           1.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund                                    3.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                                         3.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian International Small Cap Fund                  0.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley Global Real Estate Fund                 1.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund                                3.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Growth Fund                         0.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Value Fund                          2.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis(R) International Equity Fund                   2.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap Growth Fund                              2.7%
======================================================================================
                                                                            48.6%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected,
     multisector
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Bond Fund                      5.9%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond Fund                           3.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Inflation Protected
  Securities Fund                                                            6.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income Opportunities Fund                  3.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited Duration Bond Fund                 6.8%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government
  Fund                                                                       1.8%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Strategic Income Fund                      3.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Diversified Bond Fund                 6.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance Floating-Rate Income Fund                  2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond Fund                             5.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-Backed Securities Fund                  3.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short Duration Government Fund             4.0%
======================================================================================
                                                                            51.4%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash Management Fund                        --%
--------------------------------------------------------------------------------------
                                                                              --%
======================================================================================
                                                                           100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  7

INVESTMENT HOLDINGS (continued)  -----------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Equity Funds(1)                                       48.6%
----------------------------------------------------------------
Fixed-Income Funds(2)                                 51.4%
----------------------------------------------------------------

Cash Equivalents(3)                                    0.0%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 25.8%, International 12.5%, U.S. Mid Cap 5.7%, U.S. Small Cap 3.6% and Global Real Estate 1.0%.
(2) Includes Investment Grade 33.4%, Inflation Protected Securities 6.7%, High Yield 3.1%, Multisector 3.1%, Global Bond 3.1% and Floating Rate 2.0%.
(3) Money Market  0.0%. Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


RiverSource Variable Portfolio -- Limited
  Duration Bond Fund                                   6.8%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Global
  Inflation Protected Securities Fund                  6.7%
-----------------------------------------------------------------
Variable Portfolio -- American Century
  Diversified Bond Fund                                6.0%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified
  Bond Fund                                            5.9%
-----------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond
  Fund                                                 5.8%
-----------------------------------------------------------------





Pyramis(R) is a registered service mark of FMR LLC. Used under license.

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT HOLDINGS  -----------------------------------------------------------
(UNAUDITED)

VARIABLE PORTFOLIO -- MODERATELY AGGRESSIVE PORTFOLIO

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                                      PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Equity Income Fund             4.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap Value Fund                         2.1%
--------------------------------------------------------------------------------------
Threadneedle Variable Portfolio -- Emerging Markets Fund                     1.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein International Value Fund             4.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Growth Fund                           5.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger International Equities Fund            1.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger U.S. Equities Fund                     2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York Venture Fund                            4.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                       2.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Invesco International Growth Fund                      5.4%
--------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap Growth Fund                           2.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund                                    4.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                                         4.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian International Small Cap Fund                  0.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley Global Real Estate Fund                 1.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund                                4.8%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Growth Fund                         1.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Value Fund                          3.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis(R) International Equity Fund                   3.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap Growth Fund                              3.7%
======================================================================================
                                                                            64.0%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected,
     multisector
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Bond Fund                      4.5%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond Fund                           3.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Inflation Protected
  Securities Fund                                                            4.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Income Opportunities Fund                  2.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited Duration Bond Fund                 4.8%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government
  Fund                                                                       1.8%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Strategic Income Fund                      2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Diversified Bond Fund                 2.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance Floating-Rate Income Fund                  2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond Fund                             1.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-Backed Securities Fund                  2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short Duration Government Fund             3.9%
======================================================================================
                                                                            36.0%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash Management Fund                        --%
--------------------------------------------------------------------------------------
                                                                              --%
======================================================================================
                                                                           100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  9

INVESTMENT HOLDINGS (continued)  -----------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Equity Funds(1)                                       64.0%
----------------------------------------------------------------
Fixed-Income Funds(2)                                 36.0%
----------------------------------------------------------------

Cash Equivalents(3)                                    0.0%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 34.5%, International 16.6%, U.S. Mid Cap 6.7%, U.S. Small Cap 5.2% and Global Real Estate 1.0%.
(2) Includes Investment Grade 21.9%, Inflation Protected Securities 4.7%, Global Bond 3.1%, High Yield 2.1%, Multisector 2.1% and Floating Rate 2.1%.
(3) Money Market  0.0%. Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Variable Portfolio -- American Century Growth
  Fund                                                 5.4%
-----------------------------------------------------------------
Variable Portfolio -- Invesco International
  Growth Fund                                          5.4%
-----------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund          4.8%
-----------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund              4.8%
-----------------------------------------------------------------
RiverSource Variable Portfolio -- Limited
  Duration Bond Fund                                   4.8%
-----------------------------------------------------------------




Pyramis(R) is a registered service mark of FMR LLC. Used under license.

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
10  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENT HOLDINGS  -----------------------------------------------------------
(UNAUDITED)

VARIABLE PORTFOLIO -- AGGRESSIVE PORTFOLIO

Fund holdings at June 30, 2010

                                                                         % OF FUND'S
                                                                      PORTFOLIO ASSETS
--------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS/INTERNATIONAL EQUITY FUNDS
--------------------------------------------------------------------------------------
  Includes large cap, international, mid cap, real estate, global real estate, small cap, small-mid cap
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Equity Income Fund             5.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Mid Cap Value Fund                         2.7%
--------------------------------------------------------------------------------------
Threadneedle Variable Portfolio -- Emerging Markets Fund                     2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- AllianceBernstein International Value Fund             5.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Growth Fund                           6.6%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger International Equities Fund            2.0%
--------------------------------------------------------------------------------------
Variable Portfolio -- Columbia Wanger U.S. Equities Fund                     2.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- Davis New York Venture Fund                            5.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Goldman Sachs Mid Cap Value Fund                       3.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Invesco International Growth Fund                      6.5%
--------------------------------------------------------------------------------------
Variable Portfolio -- Jennison Mid Cap Growth Fund                           3.3%
--------------------------------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund                                    5.7%
--------------------------------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                                         5.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Mondrian International Small Cap Fund                  1.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- Morgan Stanley Global Real Estate Fund                 1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund                                5.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Growth Fund                         2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Partners Small Cap Value Fund                          4.2%
--------------------------------------------------------------------------------------
Variable Portfolio -- Pyramis(R) International Equity Fund                   3.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- UBS Large Cap Growth Fund                              4.5%
======================================================================================
                                                                            79.4%
--------------------------------------------------------------------------------------
FIXED-INCOME FUNDS
--------------------------------------------------------------------------------------
  Includes government, corporate, mortgage and agency securities, floating rate, global, high yield, inflation protected,
     multisector
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Diversified Bond Fund                      1.3%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Bond Fund                           2.1%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Global Inflation Protected
  Securities Fund                                                            3.8%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Limited Duration Bond Fund                 2.7%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short Duration U.S. Government
  Fund                                                                       0.9%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Strategic Income Fund                      2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- American Century Diversified Bond Fund                 0.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- Eaton Vance Floating-Rate Income Fund                  2.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- J.P. Morgan Core Bond Fund                             0.9%
--------------------------------------------------------------------------------------
Variable Portfolio -- PIMCO Mortgage-Backed Securities Fund                  1.1%
--------------------------------------------------------------------------------------
Variable Portfolio -- Wells Fargo Short Duration Government Fund             2.7%
======================================================================================
                                                                            20.6%
--------------------------------------------------------------------------------------
CASH EQUIVALENTS
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Cash Management Fund                        --%
--------------------------------------------------------------------------------------
RiverSource Variable Portfolio -- Short-Term Cash Fund                        --%
--------------------------------------------------------------------------------------
                                                                              --%
======================================================================================
                                                                           100.0%
--------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  11

INVESTMENT HOLDINGS (continued)  -----------------------------------------------

PORTFOLIO ALLOCATION -----------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Equity Funds(1)                                       79.4%
----------------------------------------------------------------
Fixed-Income Funds(2)                                 20.6%
----------------------------------------------------------------

Cash Equivalents(3)                                    0.0%
----------------------------------------------------------------




(1) Includes U.S. Large Cap 42.1%, International 20.6%, U.S. Mid Cap 9.3%, U.S. Small Cap 6.3% and Global Real Estate 1.1%.
(2) Includes Investment Grade 10.5%, Inflation Protected Securities 3.8%, Global Bond 2.1%, Multisector 2.1% and Floating Rate 2.1%.
(3) Money Market  0.0%. Rounds to less than 0.1%.

TOP FIVE HOLDINGS --------------------------------------------------------------
(at June 30, 2010; % of portfolio assets)


Variable Portfolio -- American Century Growth
  Fund                                                 6.6%
-----------------------------------------------------------------
Variable Portfolio -- Invesco International
  Growth Fund                                          6.5%
-----------------------------------------------------------------
Variable Portfolio -- NFJ Dividend Value Fund          5.9%
-----------------------------------------------------------------
Variable Portfolio -- MFS Value Fund                   5.9%
-----------------------------------------------------------------
Variable Portfolio -- Marsico Growth Fund              5.7%
-----------------------------------------------------------------




Pyramis(R) is a registered service mark of FMR LLC. Used under license.

For further detail about these holdings, please refer to the section entitled "Investments in Affiliated Funds."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
12  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expenses which each Fund bears directly, each Fund's shareholders indirectly bear the expenses of the underlying funds (also referred to as "acquired funds") in which each Fund invests. Each Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Variable Portfolio - Conservative Portfolio

                                                                                        DIRECT AND
                                                                        DIRECT           INDIRECT
                                                        ENDING         EXPENSES          EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING       PAID DURING
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  994.00         $0.43             $1.39
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.36         $1.45             $4.72
-----------------------------------------------------------------------------------------------------

Class 4
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  993.00         $0.31             $1.27
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.75         $1.05             $4.32
-----------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(d)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class 2                                                        .29%               .65%             .94%
---------------------------------------------------------------------------------------------------------
Class 4                                                        .21%               .65%             .86%
---------------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive fees and expenses for Class 1 shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.71% for all classes. Had these commitments not been in place for the entire period ended June 30, 2010, the actual direct and indirect expenses paid would have been $1.48 for Class 2 and $1.36 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.02 for Class 2 and $4.62 for Class 4.
(e) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -0.60% for Class 2 and -0.70% for Class 4.


--------------------------------------------------------------------------------
14  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Variable Portfolio - Moderately Conservative Portfolio

                                                                                        DIRECT AND
                                                                        DIRECT           INDIRECT
                                                        ENDING         EXPENSES          EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING       PAID DURING
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  980.00         $0.41             $1.42
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.41         $1.40             $4.87
-----------------------------------------------------------------------------------------------------

Class 4
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  981.00         $0.31             $1.32
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.75         $1.05             $4.52
-----------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(d)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class 2                                                        .28%               .69%             .97%
---------------------------------------------------------------------------------------------------------
Class 4                                                        .21%               .69%             .90%
---------------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class 1 shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.75% for all classes. Had these commitments not been in place for the entire period ended June 30, 2010, the actual direct and indirect expenses paid would have been $1.51 for Class 2 and $1.41 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.17 for Class 2 and $4.82 for Class 4.
(e) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -2.00% for Class 2 and -1.90% for Class 4.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  15

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Variable Portfolio - Moderate Portfolio

                                                                                        DIRECT AND
                                                                        DIRECT           INDIRECT
                                                        ENDING         EXPENSES          EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING       PAID DURING
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  968.00         $0.41             $1.48
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.41         $1.40             $5.12
-----------------------------------------------------------------------------------------------------

Class 4
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  969.00         $0.29             $1.37
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.80         $1.00             $4.72
-----------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(d)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class 2                                                        .28%               .74%             1.02%
---------------------------------------------------------------------------------------------------------
Class 4                                                        .20%               .74%              .94%
---------------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class 1 shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.80% for all classes. Had these commitments not been in place for the entire period ended June 30, 2010, the actual direct and indirect expenses paid would have been $1.57 for Class 2 and $1.46 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.42 for Class 2 and $5.02 for Class 4.
(e) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -3.20% for Class 2 and -3.10% for Class 4.


--------------------------------------------------------------------------------
16  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Variable Portfolio - Moderately Aggressive Portfolio

                                                                                        DIRECT AND
                                                                        DIRECT           INDIRECT
                                                        ENDING         EXPENSES          EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING       PAID DURING
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  955.00         $0.40             $1.53
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.41         $1.40             $5.32
-----------------------------------------------------------------------------------------------------

Class 4
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  955.00         $0.29             $1.42
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.80         $1.00             $4.92
-----------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(d)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class 2                                                        .28%               .78%             1.06%
---------------------------------------------------------------------------------------------------------
Class 4                                                        .20%               .78%              .98%
---------------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class 1 shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.85% for all classes. Had these commitments not been in place for the entire period ended June 30, 2010, the actual direct and indirect expenses paid would have been $1.63 for Class 2 and $1.52 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.67 for Class 2 and $5.27 for Class 4.
(e) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -4.50% for Class 2 and -4.50% for Class 4.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  17

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

Variable Portfolio - Aggressive Portfolio

                                                                                        DIRECT AND
                                                                        DIRECT           INDIRECT
                                                        ENDING         EXPENSES          EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING       PAID DURING
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   THE PERIOD(c),(d)
-----------------------------------------------------------------------------------------------------
Class 2
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  943.40         $0.40             $1.57
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.41         $1.40             $5.47
-----------------------------------------------------------------------------------------------------

Class 4
-----------------------------------------------------------------------------------------------------
  Actual(e)                           $1,000          $  943.40         $0.26             $1.42
-----------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,023.90         $0.90             $4.97
-----------------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                                              FUND'S          ACQUIRED FUND
                                                            ANNUALIZED      (UNDERLYING FUND)    NET FUND
                                                          EXPENSE RATIO   FEES AND EXPENSES(d)   EXPENSES
---------------------------------------------------------------------------------------------------------
Class 2                                                        .28%               .81%             1.09%
---------------------------------------------------------------------------------------------------------
Class 4                                                        .18%               .81%              .99%
---------------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, plus the acquired fund (underlying fund) fees and expenses, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(d) The Investment Manager and its affiliates have contractually agreed to waive fees and expenses for Class 1 shares on a number of underlying funds until at least the end of the underlying funds' next fiscal year, unless sooner terminated at the sole discretion of the underlying funds' Boards. Before taking the fee waivers into account, the acquired fund (underlying fund) fees and expenses would have been 0.89% for all classes. Had these commitments not been in place for the entire period ended June 30, 2010, the actual direct and indirect expenses paid would have been $1.68 for Class 2 and $1.54 for Class 4; the hypothetical direct and indirect expenses paid would have been $5.87 for Class 2 and $5.37 for Class 4.
(e) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -5.66% for Class 2 and -5.66% for Class 4.


--------------------------------------------------------------------------------
18  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS ------------------------------------------------
Variable Portfolio - Conservative Portfolio
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (19.0%)
                                                       SHARES                VALUE(a)
GLOBAL REAL ESTATE (0.5%)
Variable Portfolio -- Morgan Stanley Global
 Real Estate Fund                                       934,332(b)         $8,689,289
-------------------------------------------------------------------------------------

INTERNATIONAL (4.1%)
Variable Portfolio -- AllianceBernstein
 International Value Fund                             2,190,715            19,694,527
Variable Portfolio -- Columbia Wanger
 International Equities Fund                            597,053             5,761,557
Variable Portfolio -- Invesco International
 Growth Fund                                          2,338,569            22,193,018
Variable Portfolio -- Mondrian International
 Small Cap Fund                                         761,593             7,311,296
Variable Portfolio -- Pyramis(R)
 International Equity Fund                            2,152,799            19,934,923
                                                                      ---------------
Total                                                                      74,895,321
-------------------------------------------------------------------------------------

U.S. LARGE CAP (10.4%)
RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                   2,711,512(b)         28,226,842
Variable Portfolio -- American Century Growth
 Fund                                                 3,321,095(b)         29,757,016
Variable Portfolio -- Columbia Wanger U.S.
 Equities Fund                                        1,231,131(b)         11,030,933
Variable Portfolio -- Davis New York Venture
 Fund                                                 2,402,515(b)         19,844,774
Variable Portfolio -- Marsico Growth Fund             2,858,903(b)         26,673,567
Variable Portfolio -- MFS Value Fund                  3,127,456(b)         27,990,736
Variable Portfolio -- NFJ Dividend Value Fund         2,989,731(b)         27,385,934
Variable Portfolio -- UBS Large Cap Growth
 Fund                                                 2,206,107(b)         19,722,596
                                                                      ---------------
Total                                                                     190,632,398
-------------------------------------------------------------------------------------

U.S. MID CAP (2.5%)
Variable Portfolio -- Goldman Sachs Mid Cap
 Value Fund                                           2,937,818(b)         25,559,013
Variable Portfolio -- Jennison Mid Cap Growth
 Fund                                                 2,159,876(b)         20,000,448
                                                                      ---------------
Total                                                                      45,559,461
-------------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
Variable Portfolio -- Partners Small Cap
 Growth Fund                                            762,940(b)          6,874,085
Variable Portfolio -- Partners Small Cap
 Value Fund                                           1,708,996(b)         20,747,208
                                                                      ---------------
Total                                                                      27,621,293
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $365,504,609)                                                     $347,397,762
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (75.1%)
                                                       SHARES                VALUE(a)
FLOATING RATE (4.0%)
Variable Portfolio -- Eaton Vance Floating-
 Rate Income Fund                                     7,766,448(b,c)      $73,082,279
-------------------------------------------------------------------------------------

GLOBAL BOND (3.0%)
RiverSource Variable Portfolio -- Global Bond
 Fund                                                 4,847,470            54,097,760
-------------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource Variable Portfolio -- Income
 Opportunities Fund                                   3,909,103            38,074,667
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.1%)
RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                 13,799,944(c)        129,581,470
-------------------------------------------------------------------------------------

INVESTMENT GRADE (56.9%)
RiverSource Variable Portfolio -- Diversified
 Bond Fund                                           21,147,055(c)        226,062,020
RiverSource Variable Portfolio -- Limited
 Duration Bond Fund                                  16,389,994(b,c)      164,391,637
RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                        6,307,862(c)         64,907,903
Variable Portfolio -- American Century
 Diversified Bond Fund                               20,595,665(b,c)      213,165,133
Variable Portfolio -- J.P. Morgan Core Bond
 Fund                                                19,415,168(b,c)      198,811,319
Variable Portfolio -- PIMCO Mortgage-Backed
 Securities Fund                                      7,234,532(b,c)       74,153,958
Variable Portfolio -- Wells Fargo Short
 Duration Government Fund                            10,051,442(b,c)      101,419,048
                                                                      ---------------
Total                                                                   1,042,911,018
-------------------------------------------------------------------------------------

MULTISECTOR (2.0%)
RiverSource Variable Portfolio -- Strategic
 Income Fund                                          3,675,041(b)         36,640,162
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $1,385,645,180)                                                 $1,374,387,356
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (5.9%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Variable Portfolio -- Cash
 Management Fund                                    109,110,235(c)       $109,110,235
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $109,110,235)                                                     $109,110,235
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $1,860,260,024)                                                 $1,830,895,353
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 7 to the financial statements.



--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  19

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Variable Portfolio - Conservative Portfolio

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $1,830,895,353         $--             $--        $1,830,895,353
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing is Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
20  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Variable Portfolio - Moderately Conservative Portfolio
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (33.4%)
                                                       SHARES                VALUE(a)
GLOBAL REAL ESTATE (0.7%)
Variable Portfolio -- Morgan Stanley Global
 Real Estate Fund                                     2,942,680(b,c)      $27,366,919
-------------------------------------------------------------------------------------

INTERNATIONAL (8.5%)
Threadneedle Variable Portfolio -- Emerging
 Markets Fund                                         1,151,420            16,154,421
Variable Portfolio -- AllianceBernstein
 International Value Fund                             8,829,023(c)         79,372,918
Variable Portfolio -- Columbia Wanger
 International Equities Fund                          3,665,815(c)         35,375,113
Variable Portfolio -- Invesco International
 Growth Fund                                         11,142,819(c)        105,745,356
Variable Portfolio -- Mondrian International
 Small Cap Fund                                       2,664,524(c)         25,579,433
Variable Portfolio -- Pyramis(R)
 International Equity Fund                            7,455,592(c)         69,038,779
                                                                      ---------------
Total                                                                     331,266,020
-------------------------------------------------------------------------------------

U.S. LARGE CAP (17.7%)
RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                   9,958,646(b)        103,669,503
Variable Portfolio -- American Century Growth
 Fund                                                11,424,058(b,c)      102,359,563
Variable Portfolio -- Columbia Wanger U.S.
 Equities Fund                                        3,871,583(b,c)       34,689,383
Variable Portfolio -- Davis New York Venture
 Fund                                                10,115,177(b,c)       83,551,364
Variable Portfolio -- Marsico Growth Fund             9,756,868(b,c)       91,031,578
Variable Portfolio -- MFS Value Fund                 11,678,518(b,c)      104,522,733
Variable Portfolio -- NFJ Dividend Value Fund        11,410,257(b,c)      104,517,955
Variable Portfolio -- UBS Large Cap Growth
 Fund                                                 7,465,674(b,c)       66,743,124
                                                                      ---------------
Total                                                                     691,085,203
-------------------------------------------------------------------------------------

U.S. MID CAP (4.1%)
RiverSource Variable Portfolio -- Mid Cap
 Value Fund                                           5,089,739(b,c)       42,601,117
Variable Portfolio -- Goldman Sachs Mid Cap
 Value Fund                                           5,900,797(b,c)       51,336,930
Variable Portfolio -- Jennison Mid Cap Growth
 Fund                                                 7,027,163(b,c)       65,071,528
                                                                      ---------------
Total                                                                     159,009,575
-------------------------------------------------------------------------------------

U.S. SMALL CAP (2.4%)
Variable Portfolio -- Partners Small Cap
 Growth Fund                                          3,096,346(b,c)       27,898,075
Variable Portfolio -- Partners Small Cap
 Value Fund                                           5,516,424(b,c)       66,969,391
                                                                      ---------------
Total                                                                      94,867,466
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $1,365,341,222)                                                 $1,303,595,183
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (64.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (2.0%)
Variable Portfolio -- Eaton Vance Floating-
 Rate Income Fund                                     8,356,300(b,c)      $78,632,780
-------------------------------------------------------------------------------------

GLOBAL BOND (2.2%)
RiverSource Variable Portfolio -- Global Bond
 Fund                                                 7,641,908(c)         85,283,698
-------------------------------------------------------------------------------------

HIGH YIELD (1.6%)
RiverSource Variable Portfolio -- Income
 Opportunities Fund                                   6,290,574(c)         61,270,194
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.1%)
RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                 29,555,217(c)        277,523,483
-------------------------------------------------------------------------------------

INVESTMENT GRADE (50.7%)
RiverSource Variable Portfolio -- Diversified
 Bond Fund                                           35,400,462(c)        378,430,937
RiverSource Variable Portfolio -- Limited
 Duration Bond Fund                                  37,163,083(b,c)      372,745,719
RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                       11,538,192(c)        118,727,997
Variable Portfolio -- American Century
 Diversified Bond Fund                               34,514,670(b,c)      357,226,834
Variable Portfolio -- J.P. Morgan Core Bond
 Fund                                                30,863,855(b,c)      316,045,874
Variable Portfolio -- PIMCO Mortgage-Backed
 Securities Fund                                     19,404,788(b,c)      198,899,077
Variable Portfolio -- Wells Fargo Short
 Duration Government Fund                            23,544,884(b,c)      237,567,883
                                                                      ---------------
Total                                                                   1,979,644,321
-------------------------------------------------------------------------------------

MULTISECTOR (1.0%)
RiverSource Variable Portfolio -- Strategic
 Income Fund                                          3,944,768(b,c)       39,329,341
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $2,541,662,421)                                                 $2,521,683,817
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (2.0%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Variable Portfolio -- Cash
 Management Fund                                     78,687,405(c)        $78,687,405
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $78,687,405)                                                       $78,687,405
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $3,985,691,048)                                                 $3,903,966,405
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 7 to the financial statements.



--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  21

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Variable Portfolio - Moderately Conservative Portfolio

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                 $3,903,966,405         $--             $--        $3,903,966,405
----------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing is Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
22  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Variable Portfolio - Moderate Portfolio
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (48.6%)
                                                       SHARES                VALUE(a)
GLOBAL REAL ESTATE (1.0%)
Variable Portfolio -- Morgan Stanley Global
 Real Estate Fund                                    15,125,265(b,c)     $140,664,969
-------------------------------------------------------------------------------------

INTERNATIONAL (12.5%)
Threadneedle Variable Portfolio -- Emerging
 Markets Fund                                        12,956,866(c)        181,784,825
Variable Portfolio -- AllianceBernstein
 International Value Fund                            47,612,094(c)        428,032,722
Variable Portfolio -- Columbia Wanger
 International Equities Fund                         19,165,246(c)        184,944,627
Variable Portfolio -- Invesco International
 Growth Fund                                         59,762,993(c)        567,150,801
Variable Portfolio -- Mondrian International
 Small Cap Fund                                      10,589,658(c)        101,660,720
Variable Portfolio -- Pyramis(R)
 International Equity Fund                           34,669,968(c)        321,043,901
                                                                      ---------------
Total                                                                   1,784,617,596
-------------------------------------------------------------------------------------

U.S. LARGE CAP (25.8%)
RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                  49,668,608(b,c)      517,050,212
Variable Portfolio -- American Century Growth
 Fund                                                63,970,445(b,c)      573,175,190
Variable Portfolio -- Columbia Wanger U.S.
 Equities Fund                                       20,125,841(b,c)      180,327,533
Variable Portfolio -- Davis New York Venture
 Fund                                                55,769,964(b,c)      460,659,906
Variable Portfolio -- Marsico Growth Fund            54,624,524(b,c)      509,646,808
Variable Portfolio -- MFS Value Fund                 59,520,613(b,c)      532,709,490
Variable Portfolio -- NFJ Dividend Value Fund        58,462,662(b,c)      535,517,980
Variable Portfolio -- UBS Large Cap Growth
 Fund                                                42,476,993(b,c)      379,744,313
                                                                      ---------------
Total                                                                   3,688,831,432
-------------------------------------------------------------------------------------

U.S. MID CAP (5.7%)
RiverSource Variable Portfolio -- Mid Cap
 Value Fund                                          28,384,270(b,c)      237,576,336
Variable Portfolio -- Goldman Sachs Mid Cap
 Value Fund                                          34,997,610(b,c)      304,479,208
Variable Portfolio -- Jennison Mid Cap Growth
 Fund                                                29,694,690(b,c)      274,972,825
                                                                      ---------------
Total                                                                     817,028,369
-------------------------------------------------------------------------------------

U.S. SMALL CAP (3.6%)
Variable Portfolio -- Partners Small Cap
 Growth Fund                                         13,968,519(b,c)      125,856,358
Variable Portfolio -- Partners Small Cap
 Value Fund                                          32,083,289(b,c)      389,491,132
                                                                      ---------------
Total                                                                     515,347,490
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $7,293,981,764)                                                 $6,946,489,856
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (51.4%)
                                                       SHARES                VALUE(a)
FLOATING RATE (2.0%)
Variable Portfolio -- Eaton Vance Floating-
 Rate Income Fund                                    30,874,861(b,c)     $290,532,443
-------------------------------------------------------------------------------------

GLOBAL BOND (3.1%)
RiverSource Variable Portfolio -- Global Bond
 Fund                                                39,410,241(c)        439,818,295
-------------------------------------------------------------------------------------

HIGH YIELD (3.1%)
RiverSource Variable Portfolio -- Income
 Opportunities Fund                                  45,961,925(c)        447,669,150
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                101,528,152(c)        953,349,350
-------------------------------------------------------------------------------------

INVESTMENT GRADE (33.4%)
RiverSource Variable Portfolio -- Diversified
 Bond Fund                                           78,686,282(c)        841,156,352
RiverSource Variable Portfolio -- Limited
 Duration Bond Fund                                  97,913,414(b,c)      982,071,541
RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                       24,890,262(c)        256,120,794
Variable Portfolio -- American Century
 Diversified Bond Fund                               82,469,917(b,c)      853,563,646
Variable Portfolio -- J.P. Morgan Core Bond
 Fund                                                80,549,546(b,c)      824,827,347
Variable Portfolio -- PIMCO Mortgage-Backed
 Securities Fund                                     43,142,229(b,c)      442,207,849
Variable Portfolio -- Wells Fargo Short
 Duration Government Fund                            57,369,678(b,c)      578,860,047
                                                                      ---------------
Total                                                                   4,778,807,576
-------------------------------------------------------------------------------------

MULTISECTOR (3.1%)
RiverSource Variable Portfolio -- Strategic
 Income Fund                                         44,338,499(b,c)      442,054,839
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $7,431,691,246)                                                 $7,352,231,653
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Variable Portfolio -- Cash
 Management Fund                                        316,972              $316,972
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $316,972)                                                             $316,972
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $14,725,989,982)                                               $14,299,038,481
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 7 to the financial statements.



--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  23

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Variable Portfolio - Moderate Portfolio

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                     FAIR VALUE AT JUNE 30, 2010
                                                 ------------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
-------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $14,299,038,481        $--             $--        $14,299,038,481
-------------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing is Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
24  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Variable Portfolio - Moderately Aggressive Portfolio
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (64.0%)
                                                       SHARES                VALUE(a)
GLOBAL REAL ESTATE (1.0%)
Variable Portfolio -- Morgan Stanley Global
 Real Estate Fund                                    10,017,737(b,c)      $93,164,957
-------------------------------------------------------------------------------------

INTERNATIONAL (16.6%)
Threadneedle Variable Portfolio -- Emerging
 Markets Fund                                         9,869,949(c)        138,475,384
Variable Portfolio -- AllianceBernstein
 International Value Fund                            39,500,730(c)        355,111,567
Variable Portfolio -- Columbia Wanger
 International Equities Fund                         13,013,570(c)        125,580,952
Variable Portfolio -- Invesco International
 Growth Fund                                         50,578,674(c)        479,991,613
Variable Portfolio -- Mondrian International
 Small Cap Fund                                       7,665,226(c)         73,586,172
Variable Portfolio -- Pyramis(R)
 International Equity Fund                           34,118,334(c)        315,935,771
                                                                      ---------------
Total                                                                   1,488,681,459
-------------------------------------------------------------------------------------

U.S. LARGE CAP (34.5%)
RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                  40,753,696(b,c)      424,245,974
Variable Portfolio -- American Century Growth
 Fund                                                54,507,065(b,c)      488,383,302
Variable Portfolio -- Columbia Wanger U.S.
 Equities Fund                                       20,053,826(b,c)      179,682,278
Variable Portfolio -- Davis New York Venture
 Fund                                                46,800,294(b,c)      386,570,429
Variable Portfolio -- Marsico Growth Fund            45,991,405(b,c)      429,099,808
Variable Portfolio -- MFS Value Fund                 47,813,992(b,c)      427,935,227
Variable Portfolio -- NFJ Dividend Value Fund        47,002,275(b,c)      430,540,841
Variable Portfolio -- UBS Large Cap Growth
 Fund                                                36,658,072(b,c)      327,723,165
                                                                      ---------------
Total                                                                   3,094,181,024
-------------------------------------------------------------------------------------

U.S. MID CAP (6.7%)
RiverSource Variable Portfolio -- Mid Cap
 Value Fund                                          22,736,312(b,c)      190,302,934
Variable Portfolio -- Goldman Sachs Mid Cap
 Value Fund                                          23,681,267(b,c)      206,027,021
Variable Portfolio -- Jennison Mid Cap Growth
 Fund                                                22,570,235(b,c)      209,000,381
                                                                      ---------------
Total                                                                     605,330,336
-------------------------------------------------------------------------------------

U.S. SMALL CAP (5.2%)
Variable Portfolio -- Partners Small Cap
 Growth Fund                                         16,626,620(b,c)      149,805,847
Variable Portfolio -- Partners Small Cap
 Value Fund                                          25,750,836(b,c)      312,615,151
                                                                      ---------------
Total                                                                     462,420,998
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $6,042,390,730)                                                 $5,743,778,774
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (36.0%)
                                                       SHARES                VALUE(a)
FLOATING RATE (2.1%)
Variable Portfolio -- Eaton Vance Floating-
 Rate Income Fund                                    19,573,684(b,c)     $184,188,362
-------------------------------------------------------------------------------------

GLOBAL BOND (3.1%)
RiverSource Variable Portfolio -- Global Bond
 Fund                                                25,281,340(c)        282,139,757
-------------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource Variable Portfolio -- Income
 Opportunities Fund                                  19,536,275(c)        190,283,320
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.7%)
RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                 44,785,376(c)        420,534,679
-------------------------------------------------------------------------------------

INVESTMENT GRADE (21.9%)
RiverSource Variable Portfolio -- Diversified
 Bond Fund                                           37,812,839(c)        404,219,251
RiverSource Variable Portfolio -- Limited
 Duration Bond Fund                                  42,761,200(b,c)      428,894,835
RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                       15,804,670(c)        162,630,051
Variable Portfolio -- American Century
 Diversified Bond Fund                               25,144,533(b,c)      260,245,913
Variable Portfolio -- J.P. Morgan Core Bond
 Fund                                                16,783,101(b,c)      171,858,956
Variable Portfolio -- PIMCO Mortgage-Backed
 Securities Fund                                     18,249,979(b,c)      187,062,290
Variable Portfolio -- Wells Fargo Short
 Duration Government Fund                            35,013,210(b,c)      353,283,293
                                                                      ---------------
Total                                                                   1,968,194,589
-------------------------------------------------------------------------------------

MULTISECTOR (2.1%)
RiverSource Variable Portfolio -- Strategic
 Income Fund                                         18,628,002(b,c)      185,721,177
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $3,272,140,103)                                                 $3,231,061,884
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Variable Portfolio  -- Cash
 Management Fund                                              5                    $5
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $5)                                                                         $5
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $9,314,530,838)                                                 $8,974,840,663
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 7 to the financial statements.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  25

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Variable Portfolio - Moderately Aggressive Portfolio


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                    FAIR VALUE AT JUNE 30, 2010
                                                 -----------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $8,974,840,663         $--             $--        $8,974,840,663
------------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing is Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
26  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

INVESTMENTS IN AFFILIATED FUNDS  -----------------------------------------------
Variable Portfolio - Aggressive Portfolio
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


EQUITY FUNDS (79.4%)
                                                       SHARES                VALUE(a)
GLOBAL REAL ESTATE (1.1%)
Variable Portfolio -- Morgan Stanley Global
 Real Estate Fund                                     2,640,526(b,c)      $24,556,895
-------------------------------------------------------------------------------------

INTERNATIONAL (20.6%)
Threadneedle Variable Portfolio -- Emerging
 Markets Fund                                         3,353,485(c)         47,049,396
Variable Portfolio -- AllianceBernstein
 International Value Fund                            12,634,125(c)        113,580,780
Variable Portfolio -- Columbia Wanger
 International Equities Fund                          4,882,131(c)         47,112,566
Variable Portfolio -- Invesco International
 Growth Fund                                         15,697,153(c)        148,965,982
Variable Portfolio -- Mondrian International
 Small Cap Fund                                       2,836,876(c)         27,234,010
Variable Portfolio -- Pyramis(R)
 International Equity Fund                            9,574,426(c)         88,659,180
                                                                      ---------------
Total                                                                     472,601,914
-------------------------------------------------------------------------------------

U.S. LARGE CAP (42.1%)
RiverSource Variable Portfolio -- Diversified
 Equity Income Fund                                  12,500,693(b,c)      130,132,218
Variable Portfolio -- American Century Growth
 Fund                                                16,890,778(b,c)      151,341,372
Variable Portfolio -- Columbia Wanger U.S.
 Equities Fund                                        6,809,019(b,c)       61,008,806
Variable Portfolio -- Davis New York Venture
 Fund                                                14,089,662(b,c)      116,380,609
Variable Portfolio -- Marsico Growth Fund            14,076,752(b,c)      131,336,100
Variable Portfolio -- MFS Value Fund                 15,013,781(b,c)      134,373,336
Variable Portfolio -- NFJ Dividend Value Fund        14,788,773(b,c)      135,465,161
Variable Portfolio -- UBS Large Cap Growth
 Fund                                                11,430,169(b,c)      102,185,710
                                                                      ---------------
Total                                                                     962,223,312
-------------------------------------------------------------------------------------

U.S. MID CAP (9.3%)
RiverSource Variable Portfolio -- Mid Cap
 Value Fund                                           7,360,420(b,c)       61,606,714
Variable Portfolio -- Goldman Sachs Mid Cap
 Value Fund                                           8,767,969(b,c)       76,281,330
Variable Portfolio -- Jennison Mid Cap Growth
 Fund                                                 8,218,439(b,c)       76,102,744
                                                                      ---------------
Total                                                                     213,990,788
-------------------------------------------------------------------------------------

U.S. SMALL CAP (6.3%)
Variable Portfolio -- Partners Small Cap
 Growth Fund                                          5,272,482(b,c)       47,505,065
Variable Portfolio -- Partners Small Cap
 Value Fund                                           8,018,484(b,c)       97,344,396
                                                                      ---------------
Total                                                                     144,849,461
-------------------------------------------------------------------------------------
TOTAL EQUITY FUNDS
(Cost: $1,912,671,473)                                                 $1,818,222,370
-------------------------------------------------------------------------------------



FIXED INCOME FUNDS (20.6%)
                                                       SHARES                VALUE(a)
FLOATING RATE (2.1%)
Variable Portfolio -- Eaton Vance Floating-
 Rate Income Fund                                     5,040,280(b,c)      $47,429,034
-------------------------------------------------------------------------------------

GLOBAL BOND (2.1%)
RiverSource Variable Portfolio -- Global Bond
 Fund                                                 4,364,004            48,702,280
-------------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.8%)
RiverSource Variable Portfolio -- Global
 Inflation Protected Securities Fund                  9,172,507            86,129,845
-------------------------------------------------------------------------------------

INVESTMENT GRADE (10.5%)
RiverSource Variable Portfolio -- Diversified
 Bond Fund                                            2,699,753            28,860,359
RiverSource Variable Portfolio -- Limited
 Duration Bond Fund                                   6,247,617(b)         62,663,596
RiverSource Variable Portfolio -- Short
 Duration U.S. Government Fund                        1,964,496            20,214,661
Variable Portfolio -- American Century
 Diversified Bond Fund                                2,062,909(b)         21,351,112
Variable Portfolio -- J.P. Morgan Core Bond
 Fund                                                 2,094,450(b)         21,447,172
Variable Portfolio -- PIMCO Mortgage-Backed
 Securities Fund                                      2,352,796(b)         24,116,161
Variable Portfolio -- Wells Fargo Short
 Duration Government Fund                             6,167,812(b)         62,233,228
                                                                      ---------------
Total                                                                     240,886,289
-------------------------------------------------------------------------------------

MULTISECTOR (2.1%)
RiverSource Variable Portfolio -- Strategic
 Income Fund                                          4,855,058(b,c)       48,404,926
-------------------------------------------------------------------------------------
TOTAL FIXED INCOME FUNDS
(Cost: $474,311,364)                                                     $471,552,374
-------------------------------------------------------------------------------------



CASH EQUIVALENTS (--%)
                                                       SHARES                VALUE(a)
MONEY MARKET
RiverSource Short-Term Cash Fund, 0.276%                      2(d)                 $2
RiverSource Variable Portfolio -- Cash
 Management
 Fund                                                         3                     3
-------------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
(Cost: $5)                                                                         $5
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $2,386,982,842)                                                 $2,289,774,749
=====================================================================================




NOTES TO INVESTMENTS IN AFFILIATED FUNDS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Investments in Underlying Affiliated Funds which exceed 5% of the underlying fund's shares outstanding -- See Note 7 to the financial statements.

(d) Affiliated Money Market Fund -- See Note 6 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  27

INVESTMENTS IN AFFILIATED FUNDS (continued) ----------------------------------- Variable Portfolio - Aggressive Portfolio

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                    FAIR VALUE AT JUNE 30, 2010
                                                 -----------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
------------------------------------------------------------------------------------------------------------------
Investments in Affiliated Funds                   $2,289,774,749         $--             $--        $2,289,774,749
------------------------------------------------------------------------------------------------------------------





HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing is Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
28  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES  ------------------------------------------


                                                                           VARIABLE PORTFOLIO-
                                                  VARIABLE PORTFOLIO-           MODERATELY          VARIABLE PORTFOLIO-
                                                      CONSERVATIVE             CONSERVATIVE               MODERATE
JUNE 30, 2010 (UNAUDITED)                              PORTFOLIO                PORTFOLIO                PORTFOLIO
ASSETS
Investments in affiliated funds, at value
  (identified cost $1,860,260,024,
  $3,985,691,048 and $14,725,989,982)                $1,830,895,353           $3,903,966,405          $14,299,038,481
Capital shares receivable                                11,716,541                3,226,275                5,214,021
Dividends receivable from affiliated funds                       30                       22                       --
Receivable for affiliated investments sold                       --                2,680,635               15,429,278
Receivable from Investment Manager                          166,518                  310,231                1,335,211
-----------------------------------------------------------------------------------------------------------------------
Total assets                                          1,842,778,442            3,910,183,568           14,321,016,991
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                           --                4,992,760               17,278,756
Payable for affiliated investments purchased             11,286,186                       --                       --
Accrued distribution fees                                   386,313                  829,270                3,093,704
Accrued administrative services fees                         30,903                   66,336                  247,476
Other accrued expenses                                       40,121                   31,597                   36,317
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        11,743,523                5,919,963               20,656,253
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $1,831,034,919           $3,904,263,605          $14,300,360,738
-----------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                 Class 2         $   41,371,696           $   97,907,662          $   287,058,342
                                          Class 4         $1,789,663,223           $3,806,355,943          $14,013,302,396
Outstanding shares of beneficial
  interest:                               Class 2              4,190,910                9,999,868               29,671,520
                                          Class 4            181,439,899              388,348,914            1,448,108,521
Net asset value per share:                Class 2         $         9.87           $         9.79          $          9.67
                                          Class 4         $         9.86           $         9.80          $          9.68
----------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  29

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                                VARIABLE PORTFOLIO-
                                                                     MODERATELY          VARIABLE PORTFOLIO-
                                                                     AGGRESSIVE               AGGRESSIVE
JUNE 30, 2010 (UNAUDITED)                                            PORTFOLIO                PORTFOLIO
ASSETS
Investments in affiliated funds, at value
  (identified cost $9,314,530,838 and $2,386,982,842)              $8,974,840,663           $2,289,774,749
Capital shares receivable                                               3,791,259                  900,362
Receivable for affiliated investments sold                             10,774,023                3,975,347
Receivable from Investment Manager                                        858,751                  271,921
------------------------------------------------------------------------------------------------------------
Total assets                                                        8,990,264,696            2,294,922,379
------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                 12,426,370                4,317,371
Accrued distribution fees                                               1,962,838                  505,733
Accrued administrative services fees                                      157,014                   40,455
Other accrued expenses                                                     33,441                   26,382
------------------------------------------------------------------------------------------------------------
Total liabilities                                                      14,579,663                4,889,941
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                        $8,975,685,033           $2,290,032,438
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding shares:           Class 2         $  182,670,713           $   38,027,489
                                                       Class 4         $8,793,014,320           $2,252,004,949
Outstanding shares of beneficial interest:             Class 2             19,155,633                4,072,189
                                                       Class 4            921,555,395              241,137,223
Net asset value per share:                             Class 2         $         9.54           $         9.34
                                                       Class 4         $         9.54           $         9.34
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF OPERATIONS  ------------------------------------------------------


                                                                        VARIABLE PORTFOLIO-
                                               VARIABLE PORTFOLIO-           MODERATELY          VARIABLE PORTFOLIO-
FOR THE PERIOD FROM MAY 7, 2010(A) TO JUNE         CONSERVATIVE             CONSERVATIVE               MODERATE
30, 2010 (UNAUDITED)                                PORTFOLIO                PORTFOLIO                PORTFOLIO
INVESTMENT INCOME
Income:
Dividend distributions from underlying
  affiliated funds                                 $ 22,310,144             $ 39,471,288            $ 140,354,363
--------------------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class 2                                                 5,928                   14,945                   46,097
  Class 4                                               486,442                1,021,662                3,905,100
Administrative services fees                             39,386                   82,922                  316,070
Custodian fees                                            5,356                    4,028                    4,515
Printing and postage                                     15,437                    2,837                    2,415
Professional fees                                         5,096                    5,096                    5,220
Other                                                     1,092                    1,092                      805
--------------------------------------------------------------------------------------------------------------------
Total expenses                                          558,737                1,132,582                4,280,222
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates              (166,518)                (310,231)              (1,335,211)
--------------------------------------------------------------------------------------------------------------------
Total net expenses                                      392,219                  822,351                2,945,011
--------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      21,917,925               38,648,937              137,409,352
--------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                 (734,038)              (4,481,710)             (31,658,969)
  Capital gain distributions from underlying
    affiliated funds                                    243,310                  525,652                1,807,526
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated
  investments                                          (490,728)              (3,956,058)             (29,851,443)
Net change in unrealized appreciation
  (depreciation) on affiliated investments          (29,364,599)             (81,724,633)            (426,951,491)
--------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (29,855,327)             (85,680,691)            (456,802,934)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ (7,937,402)            $(47,031,754)           $(319,393,582)
--------------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF OPERATIONS (continued)  ------------------------------------------

                                                              VARIABLE PORTFOLIO-
                                                                   MODERATELY          VARIABLE PORTFOLIO-
FOR THE PERIOD FROM MAY 7, 2010(A) TO JUNE 30, 2010                AGGRESSIVE               AGGRESSIVE
(UNAUDITED)                                                        PORTFOLIO                PORTFOLIO
INVESTMENT INCOME
Income:
Dividend distributions from underlying affiliated funds          $  66,787,698            $   6,178,496
----------------------------------------------------------------------------------------------------------
Expenses:
Distribution fees
  Class 2                                                               29,198                    6,218
  Class 4                                                            2,510,080                  650,378
Administrative services fees                                           203,126                   52,523
Custodian fees                                                           5,356                    5,356
Printing and postage                                                     2,837                    2,688
Professional fees                                                        5,096                    5,096
Other                                                                    1,091                    1,092
Total expenses                                                       2,756,784                  723,351
----------------------------------------------------------------------------------------------------------
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                    (858,751)                (271,921)
----------------------------------------------------------------------------------------------------------
Total net expenses                                                   1,898,033                  451,430
----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     64,889,665                5,727,066
----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Sales of underlying affiliated funds                             (24,796,145)              (7,041,324)
  Capital gain distributions from underlying affiliated
    funds                                                              797,404                  163,520
----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on affiliated investments                 (23,998,741)              (6,877,804)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                          (339,690,165)             (97,208,077)
----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    (363,688,906)            (104,085,881)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     $(298,799,241)           $ (98,358,815)
----------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS  -------------------------------------------

                                                                           VARIABLE PORTFOLIO-
                                                  VARIABLE PORTFOLIO-           MODERATELY
FOR THE PERIOD FROM MAY 7, 2010(A) TO JUNE 30,        CONSERVATIVE             CONSERVATIVE         VARIABLE PORTFOLIO-
2010 (UNAUDITED)                                       PORTFOLIO                PORTFOLIO            MODERATE PORTFOLIO
OPERATIONS
Investment income (loss) -- net                      $   21,917,925           $   38,648,937          $   137,409,352
Net realized gain (loss) on affiliated
  investments                                              (490,728)              (3,956,058)             (29,851,443)
Net change in unrealized appreciation
  (depreciation) on affiliated investments              (29,364,599)             (81,724,633)            (426,951,491)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (7,937,402)             (47,031,754)            (319,393,582)
-----------------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 2 shares                                         41,715,306               99,197,905              293,481,411
  Class 4 shares                                      1,811,522,101            3,866,607,088           14,381,922,359
Payments for redemptions
  Class 2 shares                                           (162,118)                (214,641)                (318,757)
  Class 4 shares                                        (14,158,238)             (14,303,122)             (55,338,822)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                        1,838,917,051            3,951,287,230           14,619,746,191
-----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets               1,830,979,649            3,904,255,476           14,300,352,609
Net assets at beginning of period                            55,270(b)                 8,129(c)                 8,129(d)
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of period                          $1,831,034,919           $3,904,263,605          $14,300,360,738
-----------------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $370 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(d) Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS (continued)  -------------------------------

                                                               VARIABLE PORTFOLIO-
                                                                    MODERATELY
FOR THE PERIOD FROM MAY 7, 2010(A) TO JUNE 30, 2010                 AGGRESSIVE           VARIABLE PORTFOLIO-
(UNAUDITED)                                                         PORTFOLIO           AGGRESSIVE PORTFOLIO
OPERATIONS
Investment income (loss) -- net                                   $   64,889,665           $    5,727,066
Net realized gain (loss) on affiliated investments                   (23,998,741)              (6,877,804)
Net change in unrealized appreciation (depreciation) on
  affiliated investments                                            (339,690,165)             (97,208,077)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (298,799,241)             (98,358,815)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 2 shares                                                     188,700,882               39,622,497
  Class 4 shares                                                   9,141,301,156            2,372,951,991
Payments for redemptions
  Class 2 shares                                                        (615,477)                 (64,480)
  Class 4 shares                                                     (54,910,416)             (24,173,871)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          9,274,476,145            2,388,336,137
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            8,975,676,904            2,289,977,322
Net assets at beginning of period                                          8,129(b)                55,116(c)
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                       $8,975,685,033           $2,290,032,438
------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $2,500 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $11 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $5,000 for Class 2 was contributed on April 20, 2010. Initial capital of $50,000 and $640 for Class 4 was contributed on April 20, 2010 and May 3, 2010, respectively. The Fund had a decrease in net assets resulting from operations of $524 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS  ----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the period shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.
Variable Portfolio - Conservative Portfolio


                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.93
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .27
Net gains (losses) (both realized and
 unrealized)                                              (.33)
-------------------------------------------------------------------
Total from investment operations                          (.06)
-------------------------------------------------------------------
Net asset value, end of period                           $9.87
-------------------------------------------------------------------
TOTAL RETURN                                             (.60%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .29%(c)
-------------------------------------------------------------------
Net investment income (loss)                            19.53%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $41
-------------------------------------------------------------------
Portfolio turnover rate                                    27%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 4                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.93
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .16
Net gains (losses) (both realized and
 unrealized)                                              (.23)
-------------------------------------------------------------------
Total from investment operations                          (.07)
-------------------------------------------------------------------
Net asset value, end of period                           $9.86
-------------------------------------------------------------------
TOTAL RETURN                                             (.70%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .30%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .21%(c)
-------------------------------------------------------------------
Net investment income (loss)                            11.60%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,790
-------------------------------------------------------------------
Portfolio turnover rate                                    27%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

Variable Portfolio - Moderately Conservative Portfolio


                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .21
Net gains (losses) (both realized and
 unrealized)                                              (.41)
-------------------------------------------------------------------
Total from investment operations                          (.20)
-------------------------------------------------------------------
Net asset value, end of period                           $9.79
-------------------------------------------------------------------
TOTAL RETURN                                            (2.00%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .28%(c)
-------------------------------------------------------------------
Net investment income (loss)                            15.33%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $98
-------------------------------------------------------------------
Portfolio turnover rate                                    35%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 4                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .13
Net gains (losses) (both realized and
 unrealized)                                              (.32)
-------------------------------------------------------------------
Total from investment operations                          (.19)
-------------------------------------------------------------------
Net asset value, end of period                           $9.80
-------------------------------------------------------------------
TOTAL RETURN                                            (1.90%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .29%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .21%(c)
-------------------------------------------------------------------
Net investment income (loss)                             9.74%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $3,806
-------------------------------------------------------------------
Portfolio turnover rate                                    35%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Variable Portfolio - Moderate Portfolio


                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .20
Net gains (losses) (both realized and
 unrealized)                                              (.52)
-------------------------------------------------------------------
Total from investment operations                          (.32)
-------------------------------------------------------------------
Net asset value, end of period                           $9.67
-------------------------------------------------------------------
TOTAL RETURN                                            (3.20%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .28%(c)
-------------------------------------------------------------------
Net investment income (loss)                            14.56%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $287
-------------------------------------------------------------------
Portfolio turnover rate                                    24%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 4                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                      $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .12
Net gains (losses) (both realized and
 unrealized)                                               (.43)
-------------------------------------------------------------------
Total from investment operations                           (.31)
-------------------------------------------------------------------
Net asset value, end of period                            $9.68
-------------------------------------------------------------------
TOTAL RETURN                                             (3.10%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .29%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .20%(c)
-------------------------------------------------------------------
Net investment income (loss)                              9.08%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $14,013
-------------------------------------------------------------------
Portfolio turnover rate                                     24%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued)  ----------------------------------------------

Variable Portfolio - Moderately Aggressive Portfolio


                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .15
Net gains (losses) (both realized and
 unrealized)                                              (.60)
-------------------------------------------------------------------
Total from investment operations                          (.45)
-------------------------------------------------------------------
Net asset value, end of period                           $9.54
-------------------------------------------------------------------
TOTAL RETURN                                            (4.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .28%(c)
-------------------------------------------------------------------
Net investment income (loss)                            11.05%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $183
-------------------------------------------------------------------
Portfolio turnover rate                                    22%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 4                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.99
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .09
Net gains (losses) (both realized and
 unrealized)                                              (.54)
-------------------------------------------------------------------
Total from investment operations                          (.45)
-------------------------------------------------------------------
Net asset value, end of period                           $9.54
-------------------------------------------------------------------
TOTAL RETURN                                            (4.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .29%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .20%(c)
-------------------------------------------------------------------
Net investment income (loss)                             6.67%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $8,793
-------------------------------------------------------------------
Portfolio turnover rate                                    22%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
38  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Variable Portfolio - Aggressive Portfolio


                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.90
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05
Net gains (losses) (both realized and
 unrealized)                                              (.61)
-------------------------------------------------------------------
Total from investment operations                          (.56)
-------------------------------------------------------------------
Net asset value, end of period                           $9.34
-------------------------------------------------------------------
TOTAL RETURN                                            (5.66%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                            .28%(c)
-------------------------------------------------------------------
Net investment income (loss)                             3.66%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $38
-------------------------------------------------------------------
Portfolio turnover rate                                    23%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 4                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.90
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                              (.59)
-------------------------------------------------------------------
Total from investment operations                          (.56)
-------------------------------------------------------------------
Net asset value, end of period                           $9.34
-------------------------------------------------------------------
TOTAL RETURN                                            (5.66%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .29%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .18%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.28%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,252
-------------------------------------------------------------------
Portfolio turnover rate                                    23%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (including fees and expenses of underlying funds).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is series of RiverSource Variable Series Trust (the Trust) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust has unlimited authorized shares of beneficial interest. Each Fund is a "fund-of-funds" and seeks to achieve its objective by investing in a combination of underlying affiliated funds* for which Columbia Management Investment Advisers, LLC (Columbia Management) or an affiliate acts as investment manager or principal underwriter. Columbia Management is the Investment Manager for the Funds.

The primary objectives of each Fund are as follows:

Variable Portfolio - Conservative Portfolio (Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and may be most appropriate for investors with a shorter-term investment horizon. On April 20, 2010, the Investment Manager invested $55,000 (500 shares for Class 2 and 5,000 for Class 4) which represented the initial capital for each class at $10 per share.

Variable Portfolio - Moderately Conservative Portfolio (Moderately Conservative Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately conservative level of risk. The Fund invests primarily in underlying funds that invest in fixed income securities and also invests a moderate amount in underlying funds that invest in equity securities. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon. On April 20, 2010, the Investment Manager invested $7,500 (500 shares for Class 2 and 250 for Class 4) which represented the initial capital for each class at $10 per share.

Variable Portfolio - Moderate Portfolio (Moderate Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderate level of risk. The Fund invests in a balance of underlying funds that invest in fixed income securities and underlying funds that invest in equity securities and may be most appropriate for investors with an intermediate term investment horizon. On April 20, 2010, the Investment Manager invested $7,500 (500 shares for Class 2 and 250 for Class 4) which represented the initial capital for each class at $10 per share.

Variable Portfolio - Moderately Aggressive Portfolio (Moderately Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with a moderately aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a moderate amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon. On April 20, 2010, the Investment Manager invested $7,500 (500 shares for Class 2 and 250 for Class 4) which represented the initial capital for each class at $10 per share.

Variable Portfolio - Aggressive Portfolio (Aggressive Portfolio) is designed for investors seeking a high level of total return that is consistent with an aggressive level of risk. The Fund invests primarily in underlying funds that invest in equity securities and also invests a small amount in underlying funds that invest in fixed income securities. The Fund may be most appropriate for investors with a longer-term investment horizon. On April 20, 2010, the Investment Manager invested $55,000 (500 shares for Class 2 and 5,000 for Class
4) which represented the initial capital for each class at $10 per share.

On May 3, 2010, RiverSource Life Insurance Company invested $380 (38 shares for Class 4) and RiverSource Life Insurance Company of New York invested $260 (26 shares for Class 4) which represented additional capital for each Fund at $10 per share.

Each Fund may offer Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated life insurance companies. Class 4 shares are offered to participants in the Portfolio Navigator program, and to owners of other series of annuity contracts or life insurance policies issued by RiverSource Life Insurance Company or RiverSource Life Insurance Co. of New York. You may not buy (nor will you own) shares of the Funds directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccounts that invest in each Fund.

Both classes of shares have identical voting, dividend and liquidation rights. Each class has separate class specific expenses. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

* For information on the goals, investment strategies and risks of the underlying funds please refer to Appendix A and B in the Funds' most recent prospectus.


--------------------------------------------------------------------------------
40  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Investments in the underlying funds are valued at their net asset value at the close of each business day.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund is treated as a partnership for federal income tax purposes, and does not expect to make regular distributions. The Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of each Fund are subject to tax on their distributive share of the Fund's income and losses. The components of each Fund's net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities. For the period ended June 30, 2010, there were no distributions.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

OTHER
Security transactions, normally shares of the underlying funds, are accounted for as of trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date.

3. EXPENSES

MANAGEMENT FEES AND UNDERLYING FUND FEES
The Funds do not pay the Investment Manager a direct management fee for managing its assets. In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds (also referred to as "acquired funds") in which a Fund invests. Because the underlying funds have varied expense and fee levels and each Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc., parent company of the Investment Manager, an annual fee for administration and accounting services equal to 0.02% of each Fund's average daily net assets.

COMPENSATION TO BOARD MEMBERS
Compensation to the Board of Trustees (the Board) members and certain other core expenses are paid directly by the underlying funds in which each Fund invests.

DISTRIBUTION FEES
The Funds have an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class 2 and Class 4 shares.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
The Investment Manager and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares until April 30, 2011, unless sooner terminated at the sole discretion of the Board. Any amounts waived will not be reimbursed by the Funds. Under this agreement, net expenses (excluding fees and expenses of underlying funds) will not exceed 0.32% of the Class 2 and Class 4 shares' average daily net assets.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Under this agreement, net expenses (including fees and expenses of underlying funds) will not exceed the amounts shown below for Class 4 shares through April 30, 2012:

                                                                              NET EXPENSES
                                                                         (INCLUDING UNDERLYING
FUND                                                                    FUND FEES AND EXPENSES)
-----------------------------------------------------------------------------------------------
Conservative Portfolio                                                            0.86%
Moderately Conservative Portfolio                                                 0.90
Moderate Portfolio                                                                0.94
Moderately Aggressive Portfolio                                                   0.98
Aggressive Portfolio                                                              0.99


For the period ended June 30, 2010, the actual fees and expenses ratios were as follows for Class 4 shares:

                                                                               ACQUIRED
                                                                ANNUALIZED  FUND FEES AND    TOTAL
FUND                                                             EXPENSES      EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------
Conservative Portfolio                                             0.30%         0.65%       0.95%
Moderately Conservative Portfolio                                  0.29          0.69        0.98
Moderate Portfolio                                                 0.29          0.74        1.03
Moderately Aggressive Portfolio                                    0.29          0.78        1.07
Aggressive Portfolio                                               0.29          0.81        1.10


For the period ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses for Class 4 (excluding fees and expenses of underlying funds), were as presented in the table below. The net expenses ratios in the table below reflect fee waivers/reimbursements related to the indirect expenses.

                                                                                 FEE
                                                               ANNUALIZED  WAIVER/EXPENSE     NET
FUND                                                            EXPENSES    REIMBURSEMENT  EXPENSES
---------------------------------------------------------------------------------------------------
Conservative Portfolio                                            0.30%         (0.09%)      0.21%
Moderately Conservative Portfolio                                 0.29          (0.08)       0.21
Moderate Portfolio                                                0.29          (0.09)       0.20
Moderately Aggressive Portfolio                                   0.29          (0.09)       0.20
Aggressive Portfolio                                              0.29          (0.11)       0.18


4. SECURITIES TRANSACTIONS

For the period from May 7, 2010 (when shares became available) to June 30, 2010, cost of purchases and proceeds from sales of investments in underlying affiliated funds aggregated for each Fund were as follows:

FUND                                                                PURCHASES        PROCEEDS
------------------------------------------------------------------------------------------------
Conservative Portfolio                                           $ 2,302,778,879  $  441,835,457
Moderately Conservative Portfolio                                  5,172,266,793   1,182,102,175
Moderate Portfolio                                                17,804,800,295   3,047,159,484
Moderately Aggressive Portfolio                                   11,068,973,844   1,729,655,001
Aggressive Portfolio                                               2,871,557,912     477,554,388


Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
42  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. SHARE TRANSACTIONS

Transactions in shares for the period from May 7, 2010 (when shares became available) to June 30, 2010 were as follows for each Fund:

                                   CONSERVATIVE        MODERATELY           MODERATE         MODERATELY        AGGRESSIVE
                                     PORTFOLIO   CONSERVATIVE PORTFOLIO    PORTFOLIO    AGGRESSIVE PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
CLASS 2
Sold                                  4,206,774         10,020,815          29,702,645        19,217,553        4,078,295
Redeemed                                (16,364)           (21,447)            (31,625)          (62,420)          (6,606)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)               4,190,410          9,999,368          29,671,020        19,155,133        4,071,689
-------------------------------------------------------------------------------------------------------------------------
CLASS 4
Sold                                182,864,669        389,799,398       1,453,758,355       927,198,445      243,644,307
Redeemed                             (1,429,834)        (1,450,798)         (5,650,148)       (5,643,364)      (2,512,149)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             181,434,835        388,348,600       1,448,108,207       921,555,081      241,132,158
-------------------------------------------------------------------------------------------------------------------------


6. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund for the period from May 7, 2010 (when shares became available) to June 30, 2010, aggregated for each Fund were as follows:

FUND                                                                     PURCHASES  PROCEEDS
--------------------------------------------------------------------------------------------
Conservative Portfolio                                                      $--      $ 4,705
Aggressive Portfolio                                                          2       34,493


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Investments in Affiliated Funds.

7. INVESTMENTS IN UNDERLYING AFFILIATED FUNDS

The Funds do not invest in the underlying funds for the purpose of exercising management or control. At June 30, 2010, each Fund held the following positions, which exceed 5% of the underlying fund's shares outstanding:

Conservative Portfolio

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
VP -- J.P. Morgan Core Bond Fund                                                  12.90%
VP -- American Century Diversified Bond Fund                                      12.42
RiverSource VP -- Cash Management Fund                                            11.52
VP -- Eaton Vance Floating-Rate Income Fund                                       10.78
RiverSource VP -- Limited Duration Bond Fund                                       8.12
VP -- PIMCO Mortgage-Backed Securities Fund                                        7.95
VP -- Wells Fargo Short Duration Government Fund                                   7.56
RiverSource VP -- Diversified Bond Fund                                            6.08
RiverSource VP -- Short Duration U.S. Government Fund                              6.04
RiverSource VP -- Global Inflation Protected Securities Fund                       5.79




--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Moderately Conservative Portfolio

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
VP -- PIMCO Mortgage-Backed Securities Fund                                       21.47%
VP -- American Century Diversified Bond Fund                                      20.96
VP -- J.P. Morgan Core Bond Fund                                                  20.63
RiverSource VP -- Limited Duration Bond Fund                                      18.54
VP -- Wells Fargo Short Duration Government Fund                                  17.82
RiverSource VP -- Global Inflation Protected Securities Fund                      12.49
VP -- Eaton Vance Floating-Rate Income Fund                                       11.67
RiverSource VP -- Short Duration U.S. Government Fund                             11.11
VP -- Mondrian International Small Cap Fund                                       10.87
RiverSource VP -- Diversified Bond Fund                                           10.24
VP -- Jennison Mid Cap Growth Fund                                                10.08
VP -- Morgan Stanley Global Real Estate Fund                                       9.29
VP -- Columbia Wanger International Equities Fund                                  8.87
VP -- MFS Value Fund                                                               8.51
VP -- Pyramis(R) International Equity Fund                                         8.47
VP -- NFJ Dividend Value Fund                                                      8.47
RiverSource VP -- Cash Management Fund                                             8.37
VP -- Invesco International Growth Fund                                            7.98
VP -- AllianceBernstein International Value Fund                                   7.97
VP -- Partners Small Cap Growth Fund                                               7.79
VP -- Marsico Growth Fund                                                          7.66
VP -- American Century Growth Fund                                                 7.61
VP -- Goldman Sachs Mid Cap Value Fund                                             7.59
VP -- UBS Large Cap Growth Fund                                                    7.45
VP -- Columbia Wanger U.S. Equities Fund                                           7.43
VP -- Davis New York Venture Fund                                                  7.33
RiverSource VP -- Mid Cap Value Fund                                               6.55
RiverSource VP -- Income Opportunities Fund                                        6.21
RiverSource VP -- Global Bond Fund                                                 5.92
VP -- Partners Small Cap Value Fund                                                5.91
RiverSource VP -- Strategic Income Fund                                            5.23




--------------------------------------------------------------------------------
44  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Moderate Portfolio

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
RiverSource VP -- Strategic Income Fund                                           58.79%
VP -- J.P. Morgan Core Bond Fund                                                  53.86
VP -- American Century Diversified Bond Fund                                      50.09
RiverSource VP -- Limited Duration Bond Fund                                      48.87
VP -- Morgan Stanley Global Real Estate Fund                                      47.78
VP -- PIMCO Mortgage-Backed Securities Fund                                       47.76
VP -- Columbia Wanger International Equities Fund                                 46.38
RiverSource VP -- Income Opportunities Fund                                       45.42
VP -- Goldman Sachs Mid Cap Value Fund                                            45.04
VP -- Wells Fargo Short Duration Government Fund                                  43.44
VP -- NFJ Dividend Value Fund                                                     43.42
VP -- MFS Value Fund                                                              43.40
VP -- Mondrian International Small Cap Fund                                       43.20
VP -- Eaton Vance Floating-Rate Income Fund                                       43.15
VP -- AllianceBernstein International Value Fund                                  42.99
RiverSource VP -- Global Inflation Protected Securities Fund                      42.92
VP -- Marsico Growth Fund                                                         42.91
VP -- Invesco International Growth Fund                                           42.84
VP -- Jennison Mid Cap Growth Fund                                                42.63
VP -- American Century Growth Fund                                                42.62
VP -- UBS Large Cap Growth Fund                                                   42.38
VP -- Davis New York Venture Fund                                                 40.44
VP -- Pyramis(R) International Equity Fund                                        39.41
VP -- Columbia Wanger U.S. Equities Fund                                          38.64
RiverSource VP -- Mid Cap Value Fund                                              36.52
VP -- Partners Small Cap Growth Fund                                              35.16
VP -- Partners Small Cap Value Fund                                               34.41
RiverSource VP -- Global Bond Fund                                                30.54
RiverSource VP -- Short Duration U.S. Government Fund                             23.98
RiverSource VP -- Diversified Bond Fund                                           22.76
Threadneedle VP -- Emerging Markets Fund                                          21.70
RiverSource VP -- Diversified Equity Income Fund                                  19.92




--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

Moderately Aggressive Portfolio

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
VP -- Partners Small Cap Growth Fund                                              41.86%
VP -- Pyramis(R) International Equity Fund                                        38.79
VP -- Columbia Wanger U.S. Equities Fund                                          38.50
VP -- UBS Large Cap Growth Fund                                                   36.58
VP -- American Century Growth Fund                                                36.32
VP -- Invesco International Growth Fund                                           36.26
VP -- Marsico Growth Fund                                                         36.13
VP -- AllianceBernstein International Value Fund                                  35.67
VP -- NFJ Dividend Value Fund                                                     34.91
VP -- MFS Value Fund                                                              34.87
VP -- Davis New York Venture Fund                                                 33.94
VP -- Jennison Mid Cap Growth Fund                                                32.40
VP -- Morgan Stanley Global Real Estate Fund                                      31.65
VP -- Columbia Wanger International Equities Fund                                 31.50
VP -- Mondrian International Small Cap Fund                                       31.27
VP -- Goldman Sachs Mid Cap Value Fund                                            30.48
RiverSource VP -- Mid Cap Value Fund                                              29.25
VP -- Partners Small Cap Value Fund                                               27.62
VP -- Eaton Vance Floating-Rate Income Fund                                       27.36
VP -- Wells Fargo Short Duration Government Fund                                  26.51
RiverSource VP -- Strategic Income Fund                                           24.70
RiverSource VP -- Limited Duration Bond Fund                                      21.35
VP -- PIMCO Mortgage-Backed Securities Fund                                       20.21
RiverSource VP -- Global Bond Fund                                                19.59
RiverSource VP -- Income Opportunities Fund                                       19.31
RiverSource VP -- Global Inflation Protected Securities Fund                      18.94
Threadneedle VP -- Emerging Markets Fund                                          16.53
RiverSource VP -- Diversified Equity Income Fund                                  16.35
VP -- American Century Diversified Bond Fund                                      15.28
RiverSource VP -- Short Duration U.S. Government Fund                             15.23
VP -- J.P. Morgan Core Bond Fund                                                  11.22
RiverSource VP -- Diversified Bond Fund                                           10.94




--------------------------------------------------------------------------------
46  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Aggressive Portfolio

UNDERLYING FUND                                                          PERCENT OF SHARES HELD
-----------------------------------------------------------------------------------------------
VP -- Partners Small Cap Growth Fund                                              13.28%
VP -- Columbia Wanger U.S. Equities Fund                                          13.08
VP -- Columbia Wanger International Equities Fund                                 11.82
VP -- Jennison Mid Cap Growth Fund                                                11.81
VP -- Mondrian International Small Cap Fund                                       11.58
VP -- AllianceBernstein International Value Fund                                  11.41
VP -- UBS Large Cap Growth Fund                                                   11.41
VP -- Goldman Sachs Mid Cap Value Fund                                            11.29
VP -- American Century Growth Fund                                                11.26
VP -- Invesco International Growth Fund                                           11.26
VP -- Marsico Growth Fund                                                         11.07
VP -- NFJ Dividend Value Fund                                                     10.99
VP -- MFS Value Fund                                                              10.96
VP -- Pyramis(R) International Equity Fund                                        10.89
VP -- Davis New York Venture Fund                                                 10.22
RiverSource VP -- Mid Cap Value Fund                                               9.48
VP -- Partners Small Cap Value Fund                                                8.61
VP -- Morgan Stanley Global Real Estate Fund                                       8.35
VP -- Eaton Vance Floating-Rate Income Fund                                        7.05
RiverSource VP -- Strategic Income Fund                                            6.44
Threadneedle VP -- Emerging Markets Fund                                           5.62
RiverSource VP -- Diversified Equity Income Fund                                   5.02


Pyramis is a registered mark of FMR LLC. Used under license.

8. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements.

9. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and

--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc., serves as the investment manager to Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Aggressive Portfolio (each, a "Fund" and collectively, the"Funds"). Under an investment management services agreement with respect to each Fund (each, an "IMS Agreement"), Columbia Management provides investment advice and other services to each Funds and all other RiverSource funds (collectively, the "RiverSource Funds"). The Board of Trustees (the "Board"), including the independent Board members (the "Independent Trustees"), and its Investment Review and Compliance Committees and Contracts Committee monitor these services throughout the year. The Board accords particular weight to the work, deliberations and conclusions of these committees in determining whether to approve the IMS Agreement.

At the April 6-8, 2010 in-person Board meeting (April Meeting), the Board, including the Independent Trustees, considered approval of the IMS Agreement. At this meeting, independent legal counsel to the Independent Trustees reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the IMS Agreement.

Nature, Extent and Quality of Service Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services to be performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the investment in and resources dedicated to the Funds' operations, particularly in the areas of trading systems, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services proposed to be provided by Columbia Management's affiliates to the Funds. The Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services to be performed under the IMS Agreement for the Funds would be of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to provide a high quality and level of service to the Funds.

Investment Performance: Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Funds had no performance history.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationship with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in an appropriate comparison group). The Board noted the rationale for according weight to the Funds' direct expenses, as opposed to their total expense ratios (i.e., direct expenses plus the expenses incurred by the underlying funds in which each Fund invests). In this regard the Board noted that each Fund's direct expenses after taking into account proposed expense caps/waivers are expected to be less than the median direct expenses of an appropriate comparison group of funds and that the direct expenses do not include any investment management service fees.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to each of the Funds. The Board noted that the fees to be paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that the profitability levels were reasonable.


--------------------------------------------------------------------------------
                               VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT  49

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Economies of Scale to be Realized: Given that the Funds do not pay any investment management service fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each of the Funds.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services to be provided. In reaching this conclusion, no single factor was determinative. On April 6, 2010, the Board, including all of the Independent Trustees, approved the IMS Agreement for each Fund.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds(*); or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
50  VARIABLE PORTFOLIOS -- 2010 SEMIANNUAL REPORT

VARIABLE PORTFOLIOS
734 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Variable Portfolios are distributed by Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.), member FINRA, and managed by Columbia Management Investment Advisers, LLC
(formerly known as RiverSource Investments, LLC.). Insurance and Annuities are issued by RiverSource Life Insurance
Company, an affiliate of Columbia Management.
(C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.
                                                                 S-6535 A (8/10)

Semiannual Report
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
VARIABLE PORTFOLIO FUNDS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010


References to "Fund" throughout this semiannual report refer to the following individual funds, singularly or collectively, as the context requires:

RiverSource Variable Portfolio - Limited Duration Bond Fund RiverSource Variable Portfolio - Strategic Income Fund
Variable Portfolio - AllianceBernstein International Value Fund Variable Portfolio - American Century Diversified Bond Fund Variable Portfolio - American Century Growth Fund
Variable Portfolio - Columbia Wanger International Equities Fund Variable Portfolio - Columbia Wanger U.S. Equities Fund
Variable Portfolio - Eaton Vance Floating-Rate Income Fund Variable Portfolio - Invesco International Growth Fund
Variable Portfolio - J.P. Morgan Core Bond Fund
Variable Portfolio - Jennison Mid Cap Growth Fund
Variable Portfolio - MFS Value Fund
Variable Portfolio - Marsico Growth Fund
Variable Portfolio - Mondrian International Small Cap Fund Variable Portfolio - Morgan Stanley Global Real Estate Fund Variable Portfolio - NFJ Dividend Value Fund
Variable Portfolio - Partners Small Cap Growth Fund
Variable Portfolio - PIMCO Mortgage-Backed Securities Fund Variable Portfolio - Pyramis(R) International Equity Fund Variable Portfolio - UBS Large Cap Growth Fund
Variable Portfolio - Wells Fargo Short Duration Government Fund


Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

This semiannual report may contain information on funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

Pyramis(R) is a registered service mark of FMR LLC. Used under license.

 NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

The RiverSource Variable Portfolio (RiverSource VP) and Variable Portfolio (VP) Funds provide several alternatives to consider for investment through your variable annuity contract or life insurance policy.

TABLE OF CONTENTS --------------------------------------------------------------

2010 SEMIANNUAL REPORT

RIVERSOURCE VP - LIMITED DURATION BOND FUND
Your Fund at a Glance......................    3
RIVERSOURCE VP - STRATEGIC INCOME FUND
Your Fund at a Glance......................    4
VP - ALLIANCEBERNSTEIN INTERNATIONAL VALUE FUND
Your Fund at a Glance......................    5
VP - AMERICAN CENTURY DIVERSIFIED BOND FUND
Your Fund at a Glance......................    7
VP - AMERICAN CENTURY GROWTH FUND
Your Fund at a Glance......................    8
VP - COLUMBIA WANGER INTERNATIONAL EQUITIES FUND
Your Fund at a Glance......................    9
VP - COLUMBIA WANGER U.S. EQUITIES FUND
Your Fund at a Glance......................   11
VP - EATON VANCE FLOATING-RATE INCOME FUND
Your Fund at a Glance......................   12
VP - INVESCO INTERNATIONAL GROWTH FUND
Your Fund at a Glance......................   13
VP - J.P. MORGAN CORE BOND FUND
Your Fund at a Glance......................   14
VP - JENNISON MID CAP GROWTH FUND
Your Fund at a Glance......................   15
VP - MFS VALUE FUND
Your Fund at a Glance......................   16
VP - MARSICO GROWTH FUND
Your Fund at a Glance......................   17
VP - MONDRIAN INTERNATIONAL SMALL CAP FUND
Your Fund at a Glance......................   18
VP - MORGAN STANLEY GLOBAL REAL ESTATE FUND
Your Fund at a Glance......................   19
VP - NFJ DIVIDEND VALUE FUND
Your Fund at a Glance......................   20
VP - PARTNERS SMALL CAP GROWTH FUND
Your Fund at a Glance......................   21
VP - PIMCO MORTGAGE-BACKED SECURITIES FUND
Your Fund at a Glance......................   22
VP - PYRAMIS(R) INTERNATIONAL EQUITY FUND
Your Fund at a Glance......................   23
VP - UBS LARGE CAP GROWTH FUND
Your Fund at a Glance......................   24
VP - WELLS FARGO SHORT DURATION GOVERNMENT FUND
Your Fund at a Glance......................   25
FUND EXPENSES EXAMPLES.....................   26
PORTFOLIO OF INVESTMENTS...................   38
STATEMENTS OF ASSETS AND LIABILITIES.......  161
STATEMENTS OF OPERATIONS...................  168
STATEMENTS OF CHANGES IN NET ASSETS........  175
FINANCIAL HIGHLIGHTS.......................  186
NOTES TO FINANCIAL STATEMENTS..............  207
APPROVAL OF INVESTMENT MANAGEMENT SERVICES
  AGREEMENT AND SUBADVISORY AGREEMENTS.....  231
PROXY VOTING...............................  233




--------------------------------------------------------------------------------
2  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Limited Duration Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                 5.4%
---------------------------------------------------------------------------
Consumer Staples                                                       8.2%
---------------------------------------------------------------------------
Energy                                                                 8.5%
---------------------------------------------------------------------------
Financials                                                             6.3%
---------------------------------------------------------------------------
Health Care                                                            3.4%
---------------------------------------------------------------------------
Industrials                                                            5.2%
---------------------------------------------------------------------------
Materials                                                              4.4%
---------------------------------------------------------------------------
Telecommunication                                                     13.8%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 0.1%
---------------------------------------------------------------------------
Utilities                                                             20.3%
---------------------------------------------------------------------------
Other(2)                                                              24.4%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                             0.2%
---------------------------------------------------------------------------
AA rating                                                              2.9%
---------------------------------------------------------------------------
A rating                                                              17.4%
---------------------------------------------------------------------------
BBB rating                                                            63.0%
---------------------------------------------------------------------------
BB rating                                                             12.8%
---------------------------------------------------------------------------
B rating                                                               3.7%
---------------------------------------------------------------------------
Non-investment grade                                                    --%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with fixed income investments, including credit risk, interest rate risk, and prepayment and extension risk. In general, bond prices rise when interest rates fall and vice versa. This effect is usually more pronounced for longer-term securities.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource VP - Strategic Income Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


Commercial Mortgage-Backed                                             2.0%
---------------------------------------------------------------------------
Consumer Discretionary                                                 8.4%
---------------------------------------------------------------------------
Consumer Staples                                                       2.4%
---------------------------------------------------------------------------
Energy                                                                 4.4%
---------------------------------------------------------------------------
Financials                                                             5.2%
---------------------------------------------------------------------------
Foreign Government                                                    26.7%
---------------------------------------------------------------------------
Health Care                                                            3.7%
---------------------------------------------------------------------------
Industrials                                                            2.9%
---------------------------------------------------------------------------
Materials                                                              6.5%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                            4.8%
---------------------------------------------------------------------------
Telecommunication                                                      8.5%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                12.8%
---------------------------------------------------------------------------
Utilities                                                              2.4%
---------------------------------------------------------------------------
Other(2)                                                               9.3%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investment" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            28.7%
---------------------------------------------------------------------------
AA rating                                                              4.5%
---------------------------------------------------------------------------
A rating                                                               5.6%
---------------------------------------------------------------------------
BBB rating                                                            13.8%
---------------------------------------------------------------------------
BB rating                                                             19.8%
---------------------------------------------------------------------------
B rating                                                              22.3%
---------------------------------------------------------------------------
CCC rating                                                             4.8%
---------------------------------------------------------------------------
Non-rated                                                              0.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 0.1% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
4  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - AllianceBernstein International Value Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              3.9%
---------------------------------------------------------------------------
Austria                                                                0.6%
---------------------------------------------------------------------------
Belgium                                                                0.7%
---------------------------------------------------------------------------
Brazil                                                                 0.6%
---------------------------------------------------------------------------
Canada                                                                 4.0%
---------------------------------------------------------------------------
China                                                                  0.8%
---------------------------------------------------------------------------
Denmark                                                                1.8%
---------------------------------------------------------------------------
Finland                                                                1.3%
---------------------------------------------------------------------------
France                                                                13.6%
---------------------------------------------------------------------------
Germany                                                                9.6%
---------------------------------------------------------------------------
Hong Kong                                                              2.0%
---------------------------------------------------------------------------
Hungary                                                                0.3%
---------------------------------------------------------------------------
Ireland                                                                0.2%
---------------------------------------------------------------------------
Israel                                                                 0.0%*
---------------------------------------------------------------------------
Italy                                                                  4.1%
---------------------------------------------------------------------------
Japan                                                                 22.3%
---------------------------------------------------------------------------
Netherlands                                                            1.0%
---------------------------------------------------------------------------
Norway                                                                 0.9%
---------------------------------------------------------------------------
Poland                                                                 0.3%
---------------------------------------------------------------------------
Russia                                                                 0.4%
---------------------------------------------------------------------------
South Korea                                                            1.2%
---------------------------------------------------------------------------
Spain                                                                  1.4%
---------------------------------------------------------------------------
Sweden                                                                 0.7%
---------------------------------------------------------------------------
Switzerland                                                            4.2%
---------------------------------------------------------------------------
Taiwan                                                                 1.0%
---------------------------------------------------------------------------
Turkey                                                                 0.7%
---------------------------------------------------------------------------
United Kingdom                                                        19.8%
---------------------------------------------------------------------------
Other(2)                                                               2.6%
---------------------------------------------------------------------------




*   Rounds to less than 0.1%.

(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
VP - AllianceBernstein International Value Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Royal Dutch Shell PLC, Series A (United Kingdom)                       2.9%
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)                                    2.8%
---------------------------------------------------------------------------
AstraZeneca PLC (United Kingdom)                                       2.4%
---------------------------------------------------------------------------
Novartis AG (Switzerland)                                              2.1%
---------------------------------------------------------------------------
Rio Tinto PLC (United Kingdom)                                         1.8%
---------------------------------------------------------------------------
Allianz SE (Germany)                                                   1.8%
---------------------------------------------------------------------------
BNP Paribas (France)                                                   1.8%
---------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)                               1.7%
---------------------------------------------------------------------------
E.ON AG (Germany)                                                      1.7%
---------------------------------------------------------------------------
Sanofi-Aventis SA (France)                                             1.6%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
6  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - American Century Diversified Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


BONDS                                                                 88.9%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             4.8%
---------------------------------------------------------------------------
Consumer Discretionary                                                 2.7%
---------------------------------------------------------------------------
Consumer Staples                                                       1.8%
---------------------------------------------------------------------------
Energy                                                                 1.2%
---------------------------------------------------------------------------
Financials                                                             5.6%
---------------------------------------------------------------------------
Foreign Government                                                     1.1%
---------------------------------------------------------------------------
Health Care                                                            1.9%
---------------------------------------------------------------------------
Industrials                                                            1.4%
---------------------------------------------------------------------------
Materials                                                              1.6%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           22.0%
---------------------------------------------------------------------------
Telecommunication                                                      2.9%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                39.7%
---------------------------------------------------------------------------
Utilities                                                              2.2%
---------------------------------------------------------------------------

MUNICIPAL BONDS                                                        2.0%
---------------------------------------------------------------------------

FDIC-INSURED DEBT                                                      2.0%
---------------------------------------------------------------------------

OTHER(2)                                                               7.1%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The funds composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            71.7%
---------------------------------------------------------------------------
AA rating                                                              5.8%
---------------------------------------------------------------------------
A rating                                                               8.0%
---------------------------------------------------------------------------
BBB rating                                                            10.9%
---------------------------------------------------------------------------
Non-investment grade                                                   3.4%
---------------------------------------------------------------------------
Non-rated                                                              0.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - American Century Growth Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


STOCKS                                                                99.3%
---------------------------------------------------------------------------
Consumer Discretionary                                                13.0%
---------------------------------------------------------------------------
Consumer Staples                                                       9.7%
---------------------------------------------------------------------------
Energy                                                                10.2%
---------------------------------------------------------------------------
Financials                                                             5.2%
---------------------------------------------------------------------------
Health Care                                                           13.2%
---------------------------------------------------------------------------
Industrials                                                           12.0%
---------------------------------------------------------------------------
Information Technology                                                30.7%
---------------------------------------------------------------------------
Materials                                                              3.9%
---------------------------------------------------------------------------
Telecommunication Services                                             1.4%
---------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS                                                  0.2%
---------------------------------------------------------------------------

OTHER(2)                                                               0.5%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                                            4.7%
---------------------------------------------------------------------------
Exxon Mobil Corp.                                                      4.5%
---------------------------------------------------------------------------
Microsoft Corp.                                                        3.0%
---------------------------------------------------------------------------
Hewlett-Packard Co.                                                    2.3%
---------------------------------------------------------------------------
The Coca-Cola Co.                                                      2.3%
---------------------------------------------------------------------------
Home Depot, Inc.                                                       2.1%
---------------------------------------------------------------------------
Oracle Corp.                                                           2.1%
---------------------------------------------------------------------------
EMC Corp.                                                              2.0%
---------------------------------------------------------------------------
Abbott Laboratories                                                    1.9%
---------------------------------------------------------------------------
Schlumberger Ltd.                                                      1.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
8  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Columbia Wanger International Equities Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              2.4%
---------------------------------------------------------------------------
Belgium                                                                0.5%
---------------------------------------------------------------------------
Bermuda                                                                0.2%
---------------------------------------------------------------------------
Brazil                                                                 4.7%
---------------------------------------------------------------------------
Canada                                                                 5.4%
---------------------------------------------------------------------------
Chile                                                                  0.6%
---------------------------------------------------------------------------
China                                                                  4.6%
---------------------------------------------------------------------------
Czech Republic                                                         0.4%
---------------------------------------------------------------------------
Denmark                                                                0.7%
---------------------------------------------------------------------------
Finland                                                                1.1%
---------------------------------------------------------------------------
France                                                                 2.8%
---------------------------------------------------------------------------
Germany                                                                4.0%
---------------------------------------------------------------------------
Greece                                                                 0.4%
---------------------------------------------------------------------------
Hong Kong                                                              3.7%
---------------------------------------------------------------------------
Indonesia                                                              0.7%
---------------------------------------------------------------------------
Ireland                                                                1.1%
---------------------------------------------------------------------------
Israel                                                                 0.9%
---------------------------------------------------------------------------
Italy                                                                  2.3%
---------------------------------------------------------------------------
Japan                                                                 17.5%
---------------------------------------------------------------------------
Luxembourg                                                             0.3%
---------------------------------------------------------------------------
Malaysia                                                               0.3%
---------------------------------------------------------------------------
Mexico                                                                 0.9%
---------------------------------------------------------------------------
Netherlands                                                            5.9%
---------------------------------------------------------------------------
Portugal                                                               0.8%
---------------------------------------------------------------------------
Singapore                                                              4.5%
---------------------------------------------------------------------------
South Africa                                                           2.1%
---------------------------------------------------------------------------
South Korea                                                            3.0%
---------------------------------------------------------------------------
Spain                                                                  0.5%
---------------------------------------------------------------------------
Sweden                                                                 1.9%
---------------------------------------------------------------------------
Switzerland                                                            3.4%
---------------------------------------------------------------------------
Taiwan                                                                 2.6%
---------------------------------------------------------------------------
United Kingdom                                                         7.9%
---------------------------------------------------------------------------
United States                                                          3.8%
---------------------------------------------------------------------------
Other(2)                                                               8.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
               RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------
VP - Columbia Wanger International Equities Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Olam International Ltd. (Singapore)                                    1.7%
---------------------------------------------------------------------------
Naspers Ltd., Series N (South Africa)                                  1.7%
---------------------------------------------------------------------------
Kansai Paint Co., Ltd. (Japan)                                         1.5%
---------------------------------------------------------------------------
Localiza Rent A Car SA (Brazil)                                        1.5%
---------------------------------------------------------------------------
Serco Group PLC (United Kingdom)                                       1.4%
---------------------------------------------------------------------------
Imtech NV (Netherlands)                                                1.2%
---------------------------------------------------------------------------
Hexagon AB, Series B (Sweden)                                          1.2%
---------------------------------------------------------------------------
Intertek Group PLC (United Kingdom)                                    1.1%
---------------------------------------------------------------------------
Suzano Papel e Celulose SA (Brazil)                                    1.1%
---------------------------------------------------------------------------
NHN Corp. (South Korea)                                                1.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
10  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Columbia Wanger U.S. Equities Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                15.2%
---------------------------------------------------------------------------
Consumer Staples                                                       0.5%
---------------------------------------------------------------------------
Energy                                                                 8.6%
---------------------------------------------------------------------------
Financials                                                            18.5%
---------------------------------------------------------------------------
Health Care                                                           11.3%
---------------------------------------------------------------------------
Industrials                                                           18.0%
---------------------------------------------------------------------------
Information Technology                                                20.0%
---------------------------------------------------------------------------
Materials                                                              0.6%
---------------------------------------------------------------------------
Telecommunication Services                                             6.1%
---------------------------------------------------------------------------
Utilities                                                              0.1%
---------------------------------------------------------------------------
Other(2)                                                               1.1%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

tw telecom, inc.                                                       2.9%
---------------------------------------------------------------------------
FMC Technologies, Inc.                                                 2.3%
---------------------------------------------------------------------------
AMETEK, Inc.                                                           2.2%
---------------------------------------------------------------------------
Nordson Corp.                                                          1.9%
---------------------------------------------------------------------------
SL Green Realty Corp.                                                  1.9%
---------------------------------------------------------------------------
AmeriCredit Corp.                                                      1.8%
---------------------------------------------------------------------------
Mettler-Toledo International, Inc.                                     1.7%
---------------------------------------------------------------------------
MICROS Systems, Inc.                                                   1.7%
---------------------------------------------------------------------------
Donaldson Co., Inc.                                                    1.6%
---------------------------------------------------------------------------
Atwood Oceanics, Inc.                                                  1.6%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Eaton Vance Floating-Rate Income Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                22.9%
---------------------------------------------------------------------------
Consumer Staples                                                       5.4%
---------------------------------------------------------------------------
Energy                                                                 0.9%
---------------------------------------------------------------------------
Financials                                                             2.3%
---------------------------------------------------------------------------
Health Care                                                           12.1%
---------------------------------------------------------------------------
Industrials                                                            6.7%
---------------------------------------------------------------------------
Materials                                                              9.9%
---------------------------------------------------------------------------
Telecommunication                                                     10.7%
---------------------------------------------------------------------------
Utilities                                                              5.1%
---------------------------------------------------------------------------
Other(2)                                                              24.0%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

BBB rating                                                             1.5%
---------------------------------------------------------------------------
BB rating                                                             25.4%
---------------------------------------------------------------------------
B rating                                                              70.0%
---------------------------------------------------------------------------
CCC rating                                                             0.9%
---------------------------------------------------------------------------
CC rating                                                              0.3%
---------------------------------------------------------------------------
D rating                                                               0.2%
---------------------------------------------------------------------------
Non-rated                                                              1.7%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

VP - Eaton Vance Floating-Rate Income Fund is designed for investors with an above average risk tolerance. The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall. However, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity will affect the ability of the Fund to purchase or sell floating rate loans and have a negative impact on Fund performance. The floating rate loans and securities in which the Fund invests are lower-rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities. See the Fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
12  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Invesco International Growth Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              5.4%
---------------------------------------------------------------------------
Belgium                                                                1.9%
---------------------------------------------------------------------------
Brazil                                                                 2.0%
---------------------------------------------------------------------------
Canada                                                                 6.3%
---------------------------------------------------------------------------
China                                                                  1.3%
---------------------------------------------------------------------------
Denmark                                                                1.6%
---------------------------------------------------------------------------
France                                                                 4.4%
---------------------------------------------------------------------------
Germany                                                                7.1%
---------------------------------------------------------------------------
Hong Kong                                                              2.5%
---------------------------------------------------------------------------
India                                                                  1.4%
---------------------------------------------------------------------------
Ireland                                                                1.9%
---------------------------------------------------------------------------
Israel                                                                 2.5%
---------------------------------------------------------------------------
Italy                                                                  1.7%
---------------------------------------------------------------------------
Japan                                                                  7.1%
---------------------------------------------------------------------------
Mexico                                                                 2.9%
---------------------------------------------------------------------------
Netherlands                                                            4.9%
---------------------------------------------------------------------------
Norway                                                                 0.4%
---------------------------------------------------------------------------
Philippine Islands                                                     1.2%
---------------------------------------------------------------------------
Russia                                                                 1.0%
---------------------------------------------------------------------------
Singapore                                                              3.2%
---------------------------------------------------------------------------
South Korea                                                            2.6%
---------------------------------------------------------------------------
Spain                                                                  0.5%
---------------------------------------------------------------------------
Switzerland                                                            8.5%
---------------------------------------------------------------------------
Taiwan                                                                 2.8%
---------------------------------------------------------------------------
Turkey                                                                 0.9%
---------------------------------------------------------------------------
United Kingdom                                                        17.4%
---------------------------------------------------------------------------
United States                                                          0.6%
---------------------------------------------------------------------------
Other(2)                                                               6.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Teva Pharmaceutical Industries Ltd., ADR (Israel)                      2.6%
---------------------------------------------------------------------------
Roche Holding AG (Switzerland)                                         2.5%
---------------------------------------------------------------------------
Nestle SA (Switzerland)                                                2.2%
---------------------------------------------------------------------------
Imperial Tobacco Group PLC (United Kingdom)                            2.2%
---------------------------------------------------------------------------
America Movil SAB de CV, ADR, Series L (Mexico)                        2.1%
---------------------------------------------------------------------------
Anheuser-Busch InBev NV (Belgium)                                      2.1%
---------------------------------------------------------------------------
Shire PLC (Ireland)                                                    2.0%
---------------------------------------------------------------------------
Reckitt Benckiser Group PLC (United Kingdom)                           2.0%
---------------------------------------------------------------------------
Hyundai Mobis (South Korea)                                            1.9%
---------------------------------------------------------------------------
United Overseas Bank Ltd. (Singapore)                                  1.8%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  13

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - J.P. Morgan Core Bond Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                                           0.9%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             0.3%
---------------------------------------------------------------------------
Consumer Discretionary                                                 0.4%
---------------------------------------------------------------------------
Consumer Staples                                                       0.3%
---------------------------------------------------------------------------
Energy                                                                 0.1%
---------------------------------------------------------------------------
Financials                                                             3.5%
---------------------------------------------------------------------------
Foreign Government                                                     0.1%
---------------------------------------------------------------------------
Industrials                                                            0.2%
---------------------------------------------------------------------------
Materials                                                              0.2%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           19.9%
---------------------------------------------------------------------------
Telecommunication                                                      0.9%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                57.9%
---------------------------------------------------------------------------
Utilities                                                              0.3%
---------------------------------------------------------------------------
Other(2)                                                              15.0%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            90.9%
---------------------------------------------------------------------------
AA rating                                                              2.0%
---------------------------------------------------------------------------
A rating                                                               3.5%
---------------------------------------------------------------------------
BBB rating                                                             1.4%
---------------------------------------------------------------------------
Non-investment grade                                                   0.2%
---------------------------------------------------------------------------
Non-rated                                                              2.0%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
14  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Jennison Mid Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                15.1%
---------------------------------------------------------------------------
Consumer Staples                                                       6.2%
---------------------------------------------------------------------------
Energy                                                                 6.3%
---------------------------------------------------------------------------
Financials                                                             7.4%
---------------------------------------------------------------------------
Health Care                                                           17.1%
---------------------------------------------------------------------------
Industrials                                                           14.8%
---------------------------------------------------------------------------
Information Technology                                                21.0%
---------------------------------------------------------------------------
Materials                                                              4.3%
---------------------------------------------------------------------------
Telecommunication Services                                             6.1%
---------------------------------------------------------------------------
Other(2)                                                               1.7%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Annaly Capital Management, Inc.                                        3.1%
---------------------------------------------------------------------------
DaVita, Inc.                                                           2.6%
---------------------------------------------------------------------------
Southwestern Energy Co.                                                2.5%
---------------------------------------------------------------------------
American Tower Corp., Class A                                          2.2%
---------------------------------------------------------------------------
Iron Mountain, Inc                                                     2.2%
---------------------------------------------------------------------------
VeriSign, Inc.                                                         2.2%
---------------------------------------------------------------------------
Crown Castle International Corp.                                       2.1%
---------------------------------------------------------------------------
Church & Dwight Co., Inc.                                              1.9%
---------------------------------------------------------------------------
Ecolab, Inc.                                                           1.9%
---------------------------------------------------------------------------
Broadcom Corp., Class A                                                1.9%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  15

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - MFS Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                 7.1%
---------------------------------------------------------------------------
Consumer Staples                                                      12.2%
---------------------------------------------------------------------------
Energy                                                                11.6%
---------------------------------------------------------------------------
Financials                                                            21.7%
---------------------------------------------------------------------------
Health Care                                                           11.7%
---------------------------------------------------------------------------
Industrials                                                           12.8%
---------------------------------------------------------------------------
Information Technology                                                 8.9%
---------------------------------------------------------------------------
Materials                                                              3.0%
---------------------------------------------------------------------------
Telecommunication Services                                             4.9%
---------------------------------------------------------------------------
Utilities                                                              4.7%
---------------------------------------------------------------------------
Other(2)                                                               1.4%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Lockheed Martin Corp.                                                  4.2%
---------------------------------------------------------------------------
AT&T, Inc.                                                             3.4%
---------------------------------------------------------------------------
Philip Morris International, Inc.                                      3.0%
---------------------------------------------------------------------------
The Goldman Sachs Group, Inc.                                          3.0%
---------------------------------------------------------------------------
Johnson & Johnson                                                      3.0%
---------------------------------------------------------------------------
The Bank of New York Mellon Corp.                                      2.7%
---------------------------------------------------------------------------
MetLife, Inc.                                                          2.6%
---------------------------------------------------------------------------
JPMorgan Chase & Co.                                                   2.5%
---------------------------------------------------------------------------
United Technologies Corp.                                              2.2%
---------------------------------------------------------------------------
Chevron Corp.                                                          2.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
16  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Marsico Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                25.3%
---------------------------------------------------------------------------
Energy                                                                 3.2%
---------------------------------------------------------------------------
Financials                                                            12.3%
---------------------------------------------------------------------------
Health Care                                                            3.7%
---------------------------------------------------------------------------
Industrials                                                           11.5%
---------------------------------------------------------------------------
Information Technology                                                20.1%
---------------------------------------------------------------------------
Materials                                                             13.7%
---------------------------------------------------------------------------
Telecommunication Services                                             2.5%
---------------------------------------------------------------------------
Other(2)                                                               7.7%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                                            8.6%
---------------------------------------------------------------------------
Union Pacific Corp.                                                    4.7%
---------------------------------------------------------------------------
McDonald's Corp.                                                       4.4%
---------------------------------------------------------------------------
Wells Fargo & Co.                                                      4.2%
---------------------------------------------------------------------------
Baidu, Inc., ADR                                                       3.8%
---------------------------------------------------------------------------
BHP Billiton PLC, ADR                                                  3.6%
---------------------------------------------------------------------------
EOG Resources, Inc.                                                    3.5%
---------------------------------------------------------------------------
US Bancorp                                                             3.4%
---------------------------------------------------------------------------
PNC Financial Services Group, Inc.                                     3.4%
---------------------------------------------------------------------------
Cisco Systems, Inc.                                                    3.3%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  17

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Mondrian International Small Cap Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              5.4%
---------------------------------------------------------------------------
Canada                                                                 3.3%
---------------------------------------------------------------------------
France                                                                 9.6%
---------------------------------------------------------------------------
Germany                                                               10.5%
---------------------------------------------------------------------------
Hong Kong                                                              3.9%
---------------------------------------------------------------------------
Ireland                                                                0.8%
---------------------------------------------------------------------------
Japan                                                                 12.9%
---------------------------------------------------------------------------
Netherlands                                                            6.0%
---------------------------------------------------------------------------
New Zealand                                                            3.8%
---------------------------------------------------------------------------
Norway                                                                 0.8%
---------------------------------------------------------------------------
Singapore                                                             12.7%
---------------------------------------------------------------------------
Spain                                                                  1.3%
---------------------------------------------------------------------------
United Kingdom                                                        23.9%
---------------------------------------------------------------------------
Other(2)                                                               5.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

The Weir Group PLC (United Kingdom)                                    3.7%
---------------------------------------------------------------------------
Rotork PLC (United Kingdom)                                            3.1%
---------------------------------------------------------------------------
Commonwealth Property Office Fund (Australia)                          2.7%
---------------------------------------------------------------------------
Symrise AG (Germany)                                                   2.7%
---------------------------------------------------------------------------
Neopost SA (France)                                                    2.7%
---------------------------------------------------------------------------
Rexam PLC (United Kingdom)                                             2.7%
---------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV (Netherlands)                      2.6%
---------------------------------------------------------------------------
CapitaMall Trust (Singapore)                                           2.6%
---------------------------------------------------------------------------
FCC Co., Ltd. (Japan)                                                  2.3%
---------------------------------------------------------------------------
SIA Engineering Co., Ltd. (Singapore)                                  2.2%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
18  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Morgan Stanley Global Real Estate Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              8.2%
---------------------------------------------------------------------------
Austria                                                                0.1%
---------------------------------------------------------------------------
Belgium                                                                0.1%
---------------------------------------------------------------------------
Brazil                                                                 0.5%
---------------------------------------------------------------------------
Canada                                                                 1.3%
---------------------------------------------------------------------------
China                                                                  0.4%
---------------------------------------------------------------------------
Finland                                                                0.4%
---------------------------------------------------------------------------
France                                                                 4.6%
---------------------------------------------------------------------------
Germany                                                                0.2%
---------------------------------------------------------------------------
Hong Kong                                                             20.6%
---------------------------------------------------------------------------
Italy                                                                  0.4%
---------------------------------------------------------------------------
Japan                                                                 10.4%
---------------------------------------------------------------------------
Jersey                                                                 0.2%
---------------------------------------------------------------------------
Luxembourg                                                             0.1%
---------------------------------------------------------------------------
Netherlands                                                            1.1%
---------------------------------------------------------------------------
Singapore                                                              3.6%
---------------------------------------------------------------------------
Sweden                                                                 0.5%
---------------------------------------------------------------------------
Switzerland                                                            0.9%
---------------------------------------------------------------------------
United Kingdom                                                         6.8%
---------------------------------------------------------------------------
United States                                                         36.5%
---------------------------------------------------------------------------
Other(2)                                                               3.4%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Sun Hung Kai Properties Ltd. (Hong Kong)                               7.0%
---------------------------------------------------------------------------
Westfield Group (Australia)                                            4.8%
---------------------------------------------------------------------------
Simon Property Group, Inc. (United States)                             4.3%
---------------------------------------------------------------------------
Mitsubishi Estate Co., Ltd. (Japan)                                    3.9%
---------------------------------------------------------------------------
Equity Residential (United States)                                     3.8%
---------------------------------------------------------------------------
Hongkong Land Holdings Ltd. (Hong Kong)                                3.4%
---------------------------------------------------------------------------
Mitsui Fudosan Co., Ltd. (Japan)                                       3.3%
---------------------------------------------------------------------------
Unibail-Rodamco SE (France)                                            2.6%
---------------------------------------------------------------------------
Vornado Realty Trust (United States)                                   2.6%
---------------------------------------------------------------------------
Sumitomo Realty & Development Co., Ltd. (Japan)                        2.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  19

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - NFJ Dividend Value Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                 5.8%
---------------------------------------------------------------------------
Consumer Staples                                                      11.9%
---------------------------------------------------------------------------
Energy                                                                19.7%
---------------------------------------------------------------------------
Financials                                                            15.6%
---------------------------------------------------------------------------
Health Care                                                           14.2%
---------------------------------------------------------------------------
Industrials                                                            7.4%
---------------------------------------------------------------------------
Information Technology                                                 7.5%
---------------------------------------------------------------------------
Materials                                                              4.1%
---------------------------------------------------------------------------
Telecommunication Services                                             8.0%
---------------------------------------------------------------------------
Utilities                                                              3.9%
---------------------------------------------------------------------------
Other(2)                                                               1.9%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Diamond Offshore Drilling, Inc.                                        4.4%
---------------------------------------------------------------------------
GlaxoSmithKline PLC, ADR                                               4.1%
---------------------------------------------------------------------------
Altria Group, Inc.                                                     4.1%
---------------------------------------------------------------------------
Annaly Capital Management, Inc.                                        4.0%
---------------------------------------------------------------------------
Total SA, ADR                                                          4.0%
---------------------------------------------------------------------------
ConocoPhillips                                                         3.9%
---------------------------------------------------------------------------
Pfizer, Inc.                                                           3.9%
---------------------------------------------------------------------------
Johnson & Johnson                                                      2.3%
---------------------------------------------------------------------------
Baxter International, Inc.                                             2.2%
---------------------------------------------------------------------------
Lubrizol Corp.                                                         2.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
20  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Partners Small Cap Growth Fund

SECTOR BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Consumer Discretionary                                                14.4%
---------------------------------------------------------------------------
Consumer Staples                                                       3.5%
---------------------------------------------------------------------------
Energy                                                                 6.8%
---------------------------------------------------------------------------
Financials                                                            10.8%
---------------------------------------------------------------------------
Health Care                                                           17.4%
---------------------------------------------------------------------------
Industrials                                                           14.6%
---------------------------------------------------------------------------
Information Technology                                                26.1%
---------------------------------------------------------------------------
Materials                                                              2.7%
---------------------------------------------------------------------------
Other(2)                                                               3.7%
---------------------------------------------------------------------------




(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Aruba Networks, Inc.                                                   1.5%
---------------------------------------------------------------------------
Volcano Corp.                                                          1.4%
---------------------------------------------------------------------------
Tredegar Corp.                                                         1.2%
---------------------------------------------------------------------------
DexCom, Inc.                                                           1.2%
---------------------------------------------------------------------------
Alexander & Baldwin, Inc.                                              1.1%
---------------------------------------------------------------------------
Kinder Morgan Management LLC                                           1.1%
---------------------------------------------------------------------------
Albemarle Corp.                                                        1.1%
---------------------------------------------------------------------------
Pricesmart, Inc.                                                       1.1%
---------------------------------------------------------------------------
Masimo Corp.                                                           1.1%
---------------------------------------------------------------------------
Corrections Corp. of America                                           1.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  21

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - PIMCO Mortgage-Backed Securities Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Commercial Mortgage-Backed                                             0.6%
---------------------------------------------------------------------------
Repurchase Agreements                                                  7.0%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           89.9%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                 2.5%
---------------------------------------------------------------------------
Other(2)                                                               0.0%*
---------------------------------------------------------------------------




*   Rounds to less than 0.1%.

(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            99.5%
---------------------------------------------------------------------------
AA rating                                                              0.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.


--------------------------------------------------------------------------------
22  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Pyramis(R) International Equity Fund

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                                              7.2%
---------------------------------------------------------------------------
Austria                                                                0.1%
---------------------------------------------------------------------------
Belgium                                                                2.1%
---------------------------------------------------------------------------
Denmark                                                                2.0%
---------------------------------------------------------------------------
Finland                                                                0.3%
---------------------------------------------------------------------------
France                                                                 8.0%
---------------------------------------------------------------------------
Germany                                                                8.8%
---------------------------------------------------------------------------
Greece                                                                 0.5%
---------------------------------------------------------------------------
Hong Kong                                                              2.6%
---------------------------------------------------------------------------
Ireland                                                                1.7%
---------------------------------------------------------------------------
Israel                                                                 0.7%
---------------------------------------------------------------------------
Italy                                                                  3.8%
---------------------------------------------------------------------------
Japan                                                                 22.0%
---------------------------------------------------------------------------
Luxembourg                                                             0.3%
---------------------------------------------------------------------------
Netherlands                                                            4.4%
---------------------------------------------------------------------------
Norway                                                                 0.7%
---------------------------------------------------------------------------
Papua New Guinea                                                       0.4%
---------------------------------------------------------------------------
Portugal                                                               0.6%
---------------------------------------------------------------------------
Singapore                                                              1.2%
---------------------------------------------------------------------------
Spain                                                                  2.1%
---------------------------------------------------------------------------
Sweden                                                                 1.5%
---------------------------------------------------------------------------
Switzerland                                                            7.2%
---------------------------------------------------------------------------
United Kingdom                                                        16.9%
---------------------------------------------------------------------------
Other(2)                                                               4.9%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Nestle SA (Switzerland)                                                2.3%
---------------------------------------------------------------------------
HSBC Holdings PLC (United Kingdom)                                     2.2%
---------------------------------------------------------------------------
ENI SpA (Italy)                                                        1.5%
---------------------------------------------------------------------------
Roche Holding AG (Switzerland)                                         1.5%
---------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)                                    1.4%
---------------------------------------------------------------------------
Royal Dutch Shell PLC, Series A (Netherlands)                          1.4%
---------------------------------------------------------------------------
Siemens AG (Germany)                                                   1.3%
---------------------------------------------------------------------------
BG Group PLC (United Kingdom)                                          1.2%
---------------------------------------------------------------------------
Novo Nordisk A/S, Series B (Denmark)                                   1.1%
---------------------------------------------------------------------------
Toyota Motor Corp. (Japan)                                             1.1%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  23

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - UBS Large Cap Growth Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------


STOCKS                                                                95.7%
---------------------------------------------------------------------------
Consumer Discretionary                                                16.2%
---------------------------------------------------------------------------
Consumer Staples                                                       5.3%
---------------------------------------------------------------------------
Energy                                                                 6.0%
---------------------------------------------------------------------------
Financials                                                             6.0%
---------------------------------------------------------------------------
Health Care                                                           14.2%
---------------------------------------------------------------------------
Industrials                                                           10.8%
---------------------------------------------------------------------------
Information Technology                                                30.4%
---------------------------------------------------------------------------
Materials                                                              4.2%
---------------------------------------------------------------------------
Telecommunication Services                                             2.6%
---------------------------------------------------------------------------

EXCHANGE-TRADED FUNDS                                                  1.4%
---------------------------------------------------------------------------

OTHER(2)                                                               2.9%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Apple, Inc.                                                            7.6%
---------------------------------------------------------------------------
Google, Inc. Class A                                                   4.3%
---------------------------------------------------------------------------
McDonald's Corp.                                                       3.8%
---------------------------------------------------------------------------
Allergan, Inc.                                                         3.7%
---------------------------------------------------------------------------
Amazon.com, Inc.                                                       3.7%
---------------------------------------------------------------------------
Cisco Systems, Inc.                                                    3.5%
---------------------------------------------------------------------------
QUALCOMM, Inc.                                                         3.2%
---------------------------------------------------------------------------
Mastercard, Inc., Class A                                              3.1%
---------------------------------------------------------------------------
Covidien PLC                                                           2.9%
---------------------------------------------------------------------------
Express Scripts, Inc.                                                  2.7%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
24  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

VP - Wells Fargo Short Duration Government Fund

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Asset-Backed                                                           5.9%
---------------------------------------------------------------------------
Commercial Mortgage-Backed                                             8.2%
---------------------------------------------------------------------------
Financials                                                             2.9%
---------------------------------------------------------------------------
Residential Mortgage-Backed                                           35.8%
---------------------------------------------------------------------------
U.S. Government Obligations & Agencies                                43.5%
---------------------------------------------------------------------------
Other(2)                                                               3.7%
---------------------------------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries.
    Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

QUALITY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

AAA rating                                                            99.5%
---------------------------------------------------------------------------
Non-investment grade                                                    --%
---------------------------------------------------------------------------
Non-rated                                                              0.5%
---------------------------------------------------------------------------




(1) Percentages indicated are based upon total fixed income securities (excluding Cash & Cash Equivalents).

Ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. Columbia Management Investment Advisers, LLC (the Investment Manager) rates a security using an internal rating system when Moody's doesn't provide a rating.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Fund's prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities.

Shares of the Fund are not insured or guaranteed by the U.S. government.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  25

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

As a contract/policy owner investing in the Fund, you incur ongoing costs, which may include management fees and other expenses; distribution and service (Rule 12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds that underlie various annuity contracts and/or life insurance policies. In addition to the ongoing expense which the Fund bears directly, the Fund's shareholders indirectly bear the expense of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period indicated and held until June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class, and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect expenses that apply to the subaccount or the contract. Therefore, the second line of each table is useful in comparing ongoing costs of the Fund only, and will not help you determine the relative total costs of owning different funds underlying various annuity contracts and/or life insurance policies. In addition, if the expenses that apply to the subaccount or the contract were included, your costs would have been higher.


--------------------------------------------------------------------------------
26  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource VP - Limited Duration Bond Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,003.00         $0.80            .54%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,022.12         $2.71            .54%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,002.00         $1.17            .79%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.88         $3.96            .79%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    +0.30% for Class 1 and +0.20% for Class 2.

RiverSource VP - Strategic Income Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  997.00         $0.86            .58%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.92         $2.91            .58%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  997.00         $1.23            .83%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.68         $4.16            .83%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -0.30% for Class 1 and -0.30% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  27

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

VP - AllianceBernstein International Value Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  901.70         $1.29            .92%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.23         $4.61            .92%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  901.20         $1.65           1.17%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.99         $5.86           1.17%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -9.83% for Class 1 and -9.88% for Class 2.

VP - American Century Diversified Bond Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,019.70         $0.82            .55%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,022.07         $2.76            .55%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,019.70         $1.20            .80%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.83         $4.01            .80%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    +1.97% for Class 1 and +1.97% for Class 2.


--------------------------------------------------------------------------------
28  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - American Century Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  896.00         $0.98            .70%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.32         $3.51            .70%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  895.00         $1.33            .95%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.08         $4.76            .95%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -10.40% for Class 1 and -10.50% for Class 2.

VP - Columbia Wanger International Equities Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  967.40         $1.67           1.15%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,019.09         $5.76           1.15%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  968.00         $2.04           1.40%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,017.85         $7.00           1.40%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -3.26% for Class 1 and -3.20% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  29

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

VP - Columbia Wanger U.S. Equities Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  896.00         $1.36            .97%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,019.98         $4.86            .97%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  895.00         $1.71           1.22%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.74         $6.11           1.22%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -10.40% for Class 1 and -10.50% for Class 2.

VP - Eaton Vance Floating-Rate Income Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  978.20         $0.85            .58%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.92         $2.91            .58%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  968.80         $1.21            .83%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.68         $4.16            .83%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -2.18% for Class 1 and -3.12% for Class 2.


--------------------------------------------------------------------------------
30  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Invesco International Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  951.90         $1.39            .96%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.03         $4.81            .96%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  951.30         $1.75           1.21%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.79         $6.06           1.21%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -4.81% for Class 1 and -4.87% for Class 2.

VP - J.P. Morgan Core Bond Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,024.00         $0.82            .55%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,022.07         $2.76            .55%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,023.00         $1.20            .80%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.83         $4.01            .80%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    +2.40% for Class 1 and +2.30% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  31

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

VP - Jennison Mid Cap Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  926.00         $1.17            .82%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.73         $4.11            .82%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  925.00         $1.52           1.07%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,019.49         $5.36           1.07%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -7.40% for Class 1 and -7.50% for Class 2.

VP - MFS Value Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  895.00         $0.90            .64%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.62         $3.21            .64%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  895.00         $1.25            .89%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.38         $4.46            .89%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -10.50% for Class 1 and -10.50% for Class 2.


--------------------------------------------------------------------------------
32  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Marsico Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  934.00         $1.00            .70%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.32         $3.51            .70%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  933.00         $1.36            .95%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.08         $4.76            .95%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -6.60% for Class 1 and -6.70% for Class 2.

VP - Mondrian International Small Cap Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  961.20         $1.90           1.31%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.30         $6.56           1.31%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  960.70         $2.05           1.41%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,017.80         $7.05           1.41%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -3.88% for Class 1 and -3.93% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  33

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

VP - Morgan Stanley Global Real Estate Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  930.00         $1.23            .86%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.53         $4.31            .86%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  929.00         $1.58           1.11%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,019.29         $5.56           1.11%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -7.00% for Class 1 and -7.10% for Class 2.

VP - NFJ Dividend Value Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  916.00         $0.91            .64%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.62         $3.21            .64%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  915.00         $1.26            .89%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.38         $4.46            .89%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -8.40% for Class 1 and -8.50% for Class 2.


--------------------------------------------------------------------------------
34  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Partners Small Cap Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  901.00         $1.50           1.07%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,019.49         $5.36           1.07%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  900.00         $1.86           1.32%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.25         $6.61           1.32%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -9.90% for Class 1 and -10.00% for Class 2.

VP - PIMCO Mortgage-Backed Securities Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,025.00         $0.82            .55%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,022.07         $2.76            .55%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,024.00         $1.20            .80%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.83         $4.01            .80%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    +2.50% for Class 1 and +2.40% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  35

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

VP - Pyramis(R) International Equity Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  926.60         $1.37            .96%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.03         $4.81            .96%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  925.10         $1.72           1.21%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,018.79         $6.06           1.21%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -7.34% for Class 1 and -7.49% for Class 2.

VP - UBS Large Cap Growth Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  894.00         $0.98            .70%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,021.32         $3.51            .70%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $  893.00         $1.33            .95%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.08         $4.76            .95%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    -10.60% for Class 1 and -10.70% for Class 2.


--------------------------------------------------------------------------------
36  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

VP - Wells Fargo Short Duration Government Fund

                                                        ENDING         EXPENSES
                                     BEGINNING      ACCOUNT VALUE    PAID DURING      ANNUALIZED
                                 ACCOUNT VALUE(a)   JUNE 30, 2010   THE PERIOD(b)   EXPENSE RATIO
-------------------------------------------------------------------------------------------------
Class 1
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,007.00         $0.82            .55%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,022.07         $2.76            .55%
-------------------------------------------------------------------------------------------------

Class 2
-------------------------------------------------------------------------------------------------
  Actual(c)                           $1,000          $1,006.00         $1.19            .80%
-------------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)         $1,000          $1,020.83         $4.01            .80%
-------------------------------------------------------------------------------------------------


(a) Beginning account values are as of May 7, 2010 (when shares became available) for actual expense calculations and as of Jan. 1, 2010 for hypothetical expense calculations.
(b) Actual expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 54/365 (to reflect the number of days in the period). Hypothetical expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(c) Based on the actual return for the period from May 7, 2010 to June 30, 2010:
    +0.70% for Class 1 and +0.60% for Class 2.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  37

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Limited Duration Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (77.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (0.1%)
U.S. Treasury
 06-30-15                            1.875%          $2,385,000            $2,394,130
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.1%)
L-3 Communications Corp.
 07-15-13                            6.125            1,500,000             1,515,000
-------------------------------------------------------------------------------------

BANKING (5.6%)
American Express Credit Corp.
 Senior Unsecured
 08-25-14                            5.125            7,000,000             7,531,097
Bank of America Corp.
 Senior Unsecured
 05-15-14                            7.375           14,200,000            15,914,806
Citigroup, Inc.
 Senior Unsecured
 10-15-14                            5.500           15,400,000            15,832,971
HSBC Bank PLC
 Senior Notes
 06-28-15                            3.500            6,080,000(c,d)        6,146,060
JPMorgan Chase & Co.
 Senior Unsecured
 01-20-15                            3.700            9,800,000            10,023,881
 06-24-15                            3.400            5,000,000             5,004,124
Morgan Stanley
 Senior Unsecured
 10-15-15                            5.375           16,000,000            16,205,984
The Bank of New York Mellon Corp.
 Senior Unsecured
 06-18-15                            2.950           12,875,000            13,063,971
The Goldman Sachs Group, Inc.
 Senior Unsecured
 01-15-15                            5.125           15,400,000            16,176,699
Wells Fargo & Co.
 Senior Notes
 04-15-15                            3.625            7,500,000             7,663,298
                                                                      ---------------
Total                                                                     113,562,891
-------------------------------------------------------------------------------------

CHEMICALS (2.2%)
Invista
 Senior Unsecured
 05-01-12                            9.250            3,698,000(d)          3,734,980
Nalco Co.
 11-15-13                            8.875            9,760,000            10,004,000
The Dow Chemical Co.
 Senior Unsecured
 02-15-15                            5.900           28,387,000            31,022,052
                                                                      ---------------
Total                                                                      44,761,032
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.0%)
Case New Holland, Inc.
 09-01-13                            7.750            7,000,000             7,157,500
Terex Corp.
 01-15-14                            7.375            4,600,000             4,634,500
The Manitowoc Co., Inc.
 11-01-13                            7.125            7,830,000             7,555,950
                                                                      ---------------
Total                                                                      19,347,950
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.0%)
Fortune Brands, Inc.
 Senior Unsecured
 06-15-14                            6.375           10,684,000            11,892,243
Visant Corp.
 10-01-12                            7.625            7,500,000             7,500,000
                                                                      ---------------
Total                                                                      19,392,243
-------------------------------------------------------------------------------------

ELECTRIC (15.0%)
Appalachian Power Co.
 Senior Unsecured
 05-24-15                            3.400           15,000,000            15,266,090
Arizona Public Service Co.
 Senior Unsecured
 10-15-11                            6.375            4,500,000             4,762,845
 06-30-14                            5.800            5,000,000             5,522,915
 05-15-15                            4.650           10,000,000            10,603,360
Baltimore Gas & Electric Co.
 Senior Unsecured
 07-01-13                            6.125            7,385,000             8,243,706
CenterPoint Energy Houston Electric LLC
 03-01-14                            7.000           17,950,000            20,918,877
CMS Energy Corp.
 Senior Unsecured
 12-15-15                            6.875            8,040,000             8,574,853
Consumers Energy Co.
 1st Mortgage
 02-15-14                            6.000            4,700,000             5,256,316
 03-15-15                            5.000            6,940,000             7,528,699
Dominion Resources, Inc.
 Senior Unsecured
 08-01-33                            5.250           29,463,000            32,246,428
DTE Energy Co.
 Senior Unsecured
 05-15-14                            7.625           23,920,000            27,954,370
Duke Energy Corp.
 Senior Unsecured
 02-01-14                            6.300           21,470,000            24,164,656
Indiana Michigan Power Co.
 Senior Unsecured
 11-01-12                            6.375              850,000               930,373
Metropolitan Edison Co.
 Senior Unsecured
 03-15-13                            4.950            2,331,000             2,454,520
 04-01-14                            4.875            1,000,000             1,060,081
Nevada Power Co.
 01-15-15                            5.875           20,975,000            23,372,443
Nisource Finance Corp.
 03-01-13                            6.150            9,500,000            10,359,769
 07-15-14                            5.400           18,190,000            19,649,790
Ohio Edison Co.
 Senior Unsecured
 05-01-15                            5.450           12,182,000            13,370,902
Ohio Power Co.
 Senior Unsecured
 09-01-13                            5.750              100,000               110,630
Oncor Electric Delivery Co. LLC
 Senior Secured
 01-15-15                            6.375           12,891,000            14,605,245
Progress Energy, Inc.
 Senior Unsecured
 03-15-14                            6.050            8,220,000             9,151,918
Sierra Pacific Power Co.
 09-01-13                            5.450            3,495,000             3,790,321
The Cleveland Electric Illuminating Co.
 Senior Unsecured
 12-15-13                            5.650           10,000,000            10,779,360
TransAlta Corp.
 Senior Unsecured
 01-15-15                            4.750           20,500,000(c)         21,597,138
                                                                      ---------------
Total                                                                     302,275,605
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
Speedway Motorsports, Inc.
 06-01-13                            6.750            5,000,000             4,987,500
Time Warner, Inc.
 05-01-12                            6.875            6,319,000             6,884,197
                                                                      ---------------
Total                                                                      11,871,697
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Waste Management, Inc.
 03-11-15                            6.375            6,011,000             6,893,265
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (7.4%)
Anheuser-Busch InBev Worldwide, Inc.
 01-15-14                            7.200           30,315,000(d)         34,857,248
Bacardi Ltd.
 Senior Notes
 04-01-14                            7.450           12,980,000(d)         15,133,745
ConAgra Foods, Inc.
 Senior Unsecured
 04-15-14                            5.875            1,520,000             1,718,611
 06-15-17                            5.819            9,046,000            10,205,154
Constellation Brands, Inc.
 12-15-14                            8.375            8,000,000             8,560,000
Del Monte Corp.
 02-15-15                            6.750            8,000,000             8,110,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
38  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOOD AND BEVERAGE (CONT.)
Diageo Capital PLC
 01-15-14                            7.375%          $8,160,000(c)         $9,575,017
Dr Pepper Snapple Group, Inc.
 05-01-13                            6.120           10,150,000            11,293,946
Kraft Foods, Inc.
 Senior Unsecured
 08-11-17                            6.500           21,000,000            24,389,398
SABMiller PLC
 Senior Unsecured
 01-15-14                            5.700           23,340,000(c,d)       25,800,293
                                                                      ---------------
Total                                                                     149,643,412
-------------------------------------------------------------------------------------

GAS PIPELINES (5.8%)
CenterPoint Energy Resources Corp.
 Senior Unsecured
 02-15-11                            7.750           13,502,000            14,025,931
 04-01-13                            7.875            7,050,000             8,078,405
Colorado Interstate Gas Co.
 Senior Unsecured
 11-15-15                            6.800           34,982,000            40,308,183
El Paso Corp.
 Senior Unsecured
 06-15-12                            7.875            1,000,000             1,049,919
Enterprise Products Operating LLC
 06-01-15                            3.700            7,500,000             7,586,993
Gulfstream Natural Gas System LLC
 Senior Unsecured
 06-01-16                            6.950            5,000,000(d)          5,565,050
Kinder Morgan Energy Partners LP
 Senior Unsecured
 02-15-15                            5.625            5,500,000             5,937,322
Northwest Pipeline GP
 Senior Unsecured
 06-15-16                            7.000            1,055,000             1,233,325
 04-15-17                            5.950              600,000               655,539
Panhandle Eastern Pipeline Co., LP
 Senior Unsecured
 08-15-13                            6.050            5,000,000             5,420,095
Southern Natural Gas Co.
 Senior Unsecured
 04-01-17                            5.900            2,343,000(d)          2,482,322
TransCanada PipeLines Ltd.
 Senior Unsecured
 06-01-15                            3.400           12,000,000(c)         12,408,436
Transcontinental Gas Pipe Line Co. LLC
 Senior Unsecured
 04-15-16                            6.400           11,069,000            12,581,723
                                                                      ---------------
Total                                                                     117,333,243
-------------------------------------------------------------------------------------

HEALTH CARE (3.3%)
AmerisourceBergen Corp.
 09-15-15                            5.875           10,502,000            11,749,365
Cardinal Health, Inc.
 Senior Unsecured
 06-15-12                            5.650            4,810,000             5,166,330
CareFusion Corp.
 Senior Unsecured
 08-01-14                            5.125           16,820,000            18,172,596
DaVita, Inc.
 03-15-13                            6.625            9,915,000             9,927,394
Express Scripts, Inc.
 06-15-14                            6.250            8,943,000            10,118,218
Hospira, Inc.
 Senior Unsecured
 06-15-14                            5.900            5,000,000             5,586,125
 05-15-15                            6.400            5,000,000             5,699,515
                                                                      ---------------
Total                                                                      66,419,543
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.2%)
UnitedHealth Group, Inc.
 Senior Unsecured
 03-15-15                            4.875            1,227,000             1,305,364
WellPoint, Inc.
 Senior Unsecured
 02-15-14                            6.000            1,740,000             1,951,138
                                                                      ---------------
Total                                                                       3,256,502
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (6.6%)
Anadarko Petroleum Corp.
 Senior Unsecured
 03-15-14                            7.625            2,714,000             2,586,678
 09-15-16                            5.950           13,620,000            11,722,693
Canadian Natural Resources Ltd.
 Senior Unsecured
 08-15-16                            6.000              250,000(c)            280,704
 05-15-17                            5.700           16,655,000(c)         18,641,692
Denbury Resources, Inc.
 04-01-13                            7.500           10,000,000            10,112,500
EnCana Corp.
 Senior Unsecured
 12-01-17                            5.900            5,000,000(c)          5,619,310
EnCana Holdings Finance Corp.
 05-01-14                            5.800           11,000,000(c)         12,385,901
Forest Oil Corp.
 02-15-14                            8.500            9,686,000            10,097,655
Newfield Exploration Co.
 Senior Subordinated Notes
 09-01-14                            6.625            9,500,000             9,559,375
Nexen, Inc.
 Senior Unsecured
 11-20-13                            5.050           13,080,000(c)         13,980,914
Petrohawk Energy Corp.
 07-15-13                            9.125            9,000,000             9,382,500
Woodside Finance Ltd.
 11-10-14                            4.500           27,500,000(c,d)       28,256,137
                                                                      ---------------
Total                                                                     132,626,059
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (1.8%)
Cenovus Energy, Inc.
 Senior Unsecured
 09-15-14                            4.500            7,000,000(c)          7,477,323
Hess Corp.
 Senior Unsecured
 02-15-14                            7.000            5,000,000             5,724,305
Marathon Oil Corp.
 Senior Unsecured
 02-15-14                            6.500            4,000,000             4,503,872
PC Financial Partnership
 11-15-14                            5.000           11,505,000            12,411,237
Petro-Canada
 Senior Unsecured
 07-15-13                            4.000            4,870,000(c)          5,105,036
                                                                      ---------------
Total                                                                      35,221,773
-------------------------------------------------------------------------------------

MEDIA CABLE (3.5%)
Charter Communications Operating LLC/Capital
 Secured
 04-30-12                            8.000           10,000,000(d)         10,400,000
Comcast Cable Communications Holdings, Inc.
 03-15-13                            8.375               82,000                94,953
Comcast Corp.
 11-15-15                            5.850           13,000,000            14,693,678
Comcast Holdings Corp.
 07-15-12                           10.625            4,370,000             5,085,636
CSC Holdings LLC
 Senior Unsecured
 04-15-12                            6.750            1,577,000             1,632,195
 04-15-14                            8.500            3,000,000             3,127,500
DIRECTV Holdings LLC
 03-15-15                            3.550            7,000,000             7,046,445
DISH DBS Corp.
 10-01-11                            6.375            1,000,000             1,032,500
 10-01-14                            6.625            8,500,000             8,500,000
Time Warner Cable, Inc.
 04-01-14                            7.500            7,370,000             8,563,174
 05-01-17                            5.850            5,000,000             5,489,755
Videotron Ltee
 01-15-14                            6.875            5,000,000(c)          5,025,000
                                                                      ---------------
Total                                                                      70,690,836
-------------------------------------------------------------------------------------

MEDIA NON CABLE (5.1%)
BSKYB Finance UK PLC
 10-15-15                            5.625            3,609,000(c,d)        4,024,017
NBC Universal, Inc.
 Senior Unsecured
 04-30-15                            3.650           10,000,000(d)         10,238,773
News America Holdings, Inc.
 02-01-13                            9.250            6,545,000             7,706,744
Rainbow National Services LLC
 09-01-12                            8.750            1,260,000(d)          1,263,150
Reed Elsevier Capital, Inc.
 06-15-12                            4.625            1,400,000             1,470,483
 01-15-14                            7.750           11,942,000            13,815,640
RR Donnelley & Sons Co.
 Senior Unsecured
 04-01-14                            4.950            9,060,000             9,232,720
 05-15-15                            5.500           17,000,000            17,354,127


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  39

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Limited Duration Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
MEDIA NON CABLE (CONT.)
TCM Sub LLC
 01-15-15                            3.550%         $30,000,000(d)        $30,742,137
Thomson Reuters Corp.
 10-01-14                            5.700            6,136,000(c)          6,843,156
                                                                      ---------------
Total                                                                     102,690,947
-------------------------------------------------------------------------------------

METALS (1.2%)
ArcelorMittal
 Senior Unsecured
 06-01-13                            5.375           12,850,000(c)         13,514,345
Arch Western Finance LLC
 07-01-13                            6.750           10,000,000            10,025,000
                                                                      ---------------
Total                                                                      23,539,345
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.9%)
General Electric Capital Corp.
 Senior Unsecured
 05-13-14                            5.900            7,500,000             8,278,620
 11-14-14                            3.750            9,175,000             9,385,869
                                                                      ---------------
Total                                                                      17,664,489
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.4%)
Weatherford International Ltd.
 03-15-13                            5.150            8,106,000(c)          8,491,894
Weatherford International, Inc.
 06-15-12                            5.950              225,000               240,998
                                                                      ---------------
Total                                                                       8,732,892
-------------------------------------------------------------------------------------

PACKAGING (1.2%)
Crown Americas LLC/Capital Corp.
 11-15-13                            7.625            9,959,000            10,232,873
Owens-Brockway Glass Container, Inc.
 12-01-14                            6.750           10,000,000            10,175,000
Silgan Holdings, Inc.
 Senior Subordinated Notes
 11-15-13                            6.750            3,000,000             3,045,000
                                                                      ---------------
Total                                                                      23,452,873
-------------------------------------------------------------------------------------

RAILROADS (2.2%)
Burlington Northern Sante Fe LLC
 Senior Unsecured
 01-15-15                            4.875            5,500,000             6,003,844
Canadian Pacific Railway Co.
 Senior Unsecured
 05-15-13                            5.750            2,250,000(c)          2,472,138
CSX Corp.
 Senior Unsecured
 03-15-13                            5.750           10,556,000            11,536,885
 04-01-15                            6.250           14,520,000            16,698,914
Union Pacific Corp.
 Senior Unsecured
 01-31-13                            5.450            6,750,000             7,380,963
                                                                      ---------------
Total                                                                      44,092,744
-------------------------------------------------------------------------------------

RETAILERS (1.5%)
CVS Caremark Corp.
 Senior Unsecured
 06-01-17                            5.750           26,425,000            29,397,337
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (1.8%)
ERAC USA Finance LLC
 07-01-13                            2.750            9,000,000(b,d)        9,040,959
 10-15-17                            6.375           23,640,000(d)         26,430,300
                                                                      ---------------
Total                                                                      35,471,259
-------------------------------------------------------------------------------------

WIRELESS (2.8%)
Rogers Communications, Inc.
 03-01-14                            6.375           21,000,000(c)         23,842,728
Sprint Capital Corp.
 01-30-11                            7.625              800,000               814,000
 03-15-12                            8.375            9,500,000             9,963,125
Vodafone Group PLC
 Senior Unsecured
 01-30-15                            5.375           20,000,000(c)         21,838,520
                                                                      ---------------
Total                                                                      56,458,373
-------------------------------------------------------------------------------------

WIRELINES (6.3%)
Deutsche Telekom International Finance BV
 07-22-13                            5.250           14,729,000(c)         15,872,927
Embarq Corp.
 Senior Unsecured
 06-01-16                            7.082           18,050,000            19,242,365
France Telecom SA
 Senior Unsecured
 07-08-14                            4.375            7,018,000(c)          7,568,008
Frontier Communications Corp.
 Senior Unsecured
 01-15-13                            6.250            8,100,000             8,120,250
Qwest Corp.
 Senior Unsecured
 03-15-12                            8.875            7,500,000             8,043,750
Telecom Italia Capital SA
 10-01-15                            5.250           15,915,000(c)         16,062,198
Telefonica Emisiones SAU
 04-27-15                            3.729           19,500,000(c)         19,443,119
Verizon New York, Inc.
 Senior Unsecured
 04-01-12                            6.875           20,000,000            21,611,399
Windstream Corp.
 08-01-13                            8.125           10,000,000            10,337,500
                                                                      ---------------
Total                                                                     126,301,516
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,556,662,091)                                                 $1,565,006,956
-------------------------------------------------------------------------------------





MONEY MARKET FUND (25.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%            503,684,804(e)       $503,684,804
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $503,684,804)                                                     $503,684,804
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,060,346,895)(f)                                              $2,068,691,760
=====================================================================================



INVESTMENTS IN DERIVATIVES


At June 30, 2010, $1,055,350 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                            UNREALIZED
                                                 CONTRACTS          NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)       MARKET VALUE         DATE         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 2-year                         1,310          $286,664,850       Oct. 2010            $683,741
U.S. Treasury Note, 5-year                          (940)         (111,250,466)      Oct. 2010          (1,289,373)
U.S. Treasury Note, 10-year                         (720)          (88,233,754)     Sept. 2010          (1,121,708)
------------------------------------------------------------------------------------------------------------------
Total                                                                                                  $(1,727,340)
------------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
40  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $9,012,550. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 15.53% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $214,115,171 or 10.65% of net assets.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $2,060,347,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $9,744,000
     Unrealized depreciation                                                     (1,399,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $8,345,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  41

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Limited Duration Bond Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies         $2,394,130                 $--         $--            $2,394,130
  Corporate Debt Securities                              --       1,562,612,826          --         1,562,612,826
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                       2,394,130       1,562,612,826          --         1,565,006,956
-----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)               503,684,804                  --          --           503,684,804
-----------------------------------------------------------------------------------------------------------------
Total Other                                     503,684,804                  --          --           503,684,804
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                       506,078,934       1,562,612,826          --         2,068,691,760
Other Financial Instruments(c)                   (1,727,340)                 --          --            (1,727,340)
-----------------------------------------------------------------------------------------------------------------
Total                                          $504,351,594      $1,562,612,826         $--        $2,066,964,420
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
42  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  43

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
RiverSource VP - Strategic Income Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (91.3%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (2.9%)(c)
Ecopetrol SA
 Senior Unsecured
 07-23-19                            7.625%           $1,750,000           $1,981,875
Eksportfinans ASA
 (JPY)
 03-20-14                            1.600            88,000,000            1,026,601
IKB Deutsche Industriebank AG
 (EUR) Government Liquid Guaranteed
 09-10-12                            2.125             1,750,000            2,177,277
Japan Finance Organization for Municipalities
 (JPY) Government Guaranteed
 05-09-16                            2.000           150,000,000            1,844,156
 06-22-18                            1.900           180,000,000            2,202,778
Pemex Project Funding Master Trust
 03-01-18                            5.750             5,420,000            5,677,917
Penerbangan Malaysia Bhd
 Government Guaranteed
 03-15-16                            5.625             1,605,000(d)         1,781,164
Petrobras International Finance Co. -- Pifco
 03-15-19                            7.875             2,880,000            3,295,175
Petronas Capital Ltd.
 08-12-19                            5.250             1,820,000(d)         1,919,369
                                                                      ---------------
Total                                                                      21,906,312
-------------------------------------------------------------------------------------

FOREIGN LOCAL GOVERNMENT (0.6%)(c)
Province of Quebec Canada
 (JPY)
 05-09-13                            1.600            90,000,000            1,041,456
Treasury Corp. of Victoria
 (AUD) Local Government Guaranteed
 11-15-16                            5.750             2,220,000            1,898,794
 06-15-20                            6.000             2,175,000            1,891,590
                                                                      ---------------
Total                                                                       4,831,840
-------------------------------------------------------------------------------------

SOVEREIGN (15.1%)(c)
Argentina Bonos
 Senior Unsecured
 09-12-13                            7.000             1,490,000            1,318,870
Argentina Government International Bond
 Senior Unsecured
 12-31-33                            8.280             1,998,524            1,366,491
Belgium Government Bond
 (EUR)
 09-28-16                            3.250             1,185,000            1,487,440
Brazilian Government International Bond
 01-20-34                            8.250             4,560,000            6,019,200
Brazilian Government International Bond
 (BRL) Senior Unsecured
 01-05-22                           12.500             4,300,000            2,698,371
Brazilian Government International Bond
 Senior Unsecured
 01-17-17                            6.000             5,685,000            6,253,500
Bulgaria Government International Bond
 Senior Unsecured
 01-15-15                            8.250               330,000(d)           372,075
Bundesrepublik Deutschland
 (EUR)
 07-04-17                            4.250             4,155,000            5,794,155
 01-04-19                            3.750             3,755,000            5,065,790
China Government International Bond
 Senior Unsecured
 10-29-13                            4.750             2,695,000            2,938,579
Colombia Government International Bond
 Senior Unsecured
 03-18-19                            7.375             2,160,000            2,527,200
 05-21-24                            8.125             2,085,000            2,574,975
Egypt Government International Bond
 Senior Unsecured
 04-29-20                            5.750               715,000(d)           721,576
Indonesia Government International Bond
 Senior Unsecured
 04-20-15                            7.250             4,045,000(d)         4,611,300
 03-13-20                            5.875             4,385,000(d)         4,620,694
Ireland Government Bond
 (EUR) Senior Unsubordinated
 10-18-18                            4.500               930,000            1,080,824
Mexico Government International Bond
 Senior Unsecured
 01-15-20                            5.125             6,460,000            6,718,400
 01-11-40                            6.050             4,290,000            4,525,950
Panama Government International Bond
 Senior Unsecured
 01-26-36                            6.700             4,940,000            5,446,350
Peruvian Government International Bond
 Senior Unsecured
 05-03-16                            8.375             1,710,000            2,094,750
 07-21-25                            7.350             3,170,000            3,796,075
Philippine Government International Bond
 Senior Unsecured
 01-20-20                            6.500             5,110,000            5,614,613
Poland Government International Bond
 Senior Unsecured
 07-15-19                            6.375               200,000              221,245
Qatar Government International Bond
 Senior Notes
 01-20-20                            5.250             2,720,000(d)         2,835,600
Russian Foreign Bond -- Eurobond
 04-29-15                            3.625             4,700,000(d)         4,547,250
 03-31-30                            7.500             7,728,000(d)         8,722,980
Russian Foreign Bond -- Eurobond
 Senior Unsecured
 03-31-30                            7.500               455,400(d)           513,372
South Africa Government Bond
 (ZAR)
 09-15-17                            8.250            16,635,000            2,117,004
South Africa Government International Bond
 Senior Unsecured
 03-09-20                            5.500            $2,080,000           $2,150,200
Turkey Government International Bond
 Senior Unsecured
 09-26-16                            7.000             3,355,000            3,736,631
 02-05-25                            7.375             3,220,000            3,622,500
Uruguay Government International Bond
 Pay-in-kind
 01-15-33                            7.875             2,775,000(i)         3,288,375
Venezuela Government International Bond
 Senior Unsecured
 09-15-27                            9.250             7,710,000            5,184,975
                                                                      ---------------
Total                                                                     114,587,310
-------------------------------------------------------------------------------------

SUPRANATIONAL (1.1%)(c)
Asian Development Bank
 (JPY) Senior Unsecured
 06-21-27                            2.350           220,000,000            2,709,954
European Investment Bank
 (JPY) Senior Unsecured
 09-20-12                            1.250           210,000,000            2,428,546
 06-20-17                            1.400           175,000,000            2,056,543
Nordic Investment Bank
 (JPY) Senior Unsecured
 04-27-17                            1.700           120,000,000            1,432,115
                                                                      ---------------
Total                                                                       8,627,158
-------------------------------------------------------------------------------------

TREASURY (6.8%)(c)
Canadian Government Bond
 (CAD)
 06-01-18                            4.250             4,290,000            4,415,254
Finland Government Bond
 (EUR) Senior Unsecured
 07-04-15                            4.250             1,065,000            1,458,958
France Government Bond OAT
 (EUR)
 04-25-13                            4.000             1,110,000            1,466,167
 04-25-19                            4.250             3,380,000            4,575,754
 04-25-29                            5.500               950,000            1,460,029
Hungary Government International Bond
 Senior Unsecured
 02-03-15                            4.750               750,000              744,050
Italy Buoni Poliennali Del Tesoro
 (EUR)
 08-01-18                            4.500             5,840,000            7,463,679


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
44  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TREASURY (CONT.)
Japan Government 10-Year Bond
 (JPY) Senior Unsecured
 03-20-16                            1.600%          500,000,000            6,032,037
 09-20-18                            1.500           260,000,000            3,106,859
Mexican Bonos
 (MXN)
 12-13-18                            8.500            14,180,000            1,216,240
New Zealand Government Bond
 (NZD)
 04-15-13                            6.500             1,655,000            1,203,298
 05-15-21                            6.000             2,540,000            1,828,849
Norway Government Bond
 (NOK)
 05-19-17                            4.250            26,870,000            4,489,982
Poland Government Bond
 (PLN)
 10-24-15                            6.250             2,880,000              876,971
 10-25-19                            5.500             3,200,000              918,698
Spain Government Bond
 (EUR)
 01-31-17                            3.800             2,190,000            2,600,461
Sweden Government Bond
 (SEK)
 08-12-17                            3.750            12,765,000            1,776,060
 12-01-20                            5.000            12,150,000            1,883,139
United Kingdom Gilt
 (GBP)
 09-07-16                            4.000             1,365,000            2,209,057
 03-07-25                            5.000             1,400,000            2,347,788
                                                                      ---------------
Total                                                                      52,073,330
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (12.8%)
U.S. Treasury
 05-15-12                            1.375           $18,500,000          $18,771,728
 04-15-13                            1.750            18,950,000           19,380,733
 04-30-15                            2.500            32,500,000           33,655,277
 02-15-20                            3.625            17,950,000           18,965,288
 08-15-39                            4.500             5,455,000            6,008,170
                                                                      ---------------
Total                                                                      96,781,196
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (2.1%)(f)
Bear Stearns Commercial Mortgage Securities
 Series 2007-T26 Class A4
 01-12-45                            5.471             3,440,000            3,565,767
Credit Suisse Mortgage Capital Certificates
 Series 2006-C3 Class A3
 05-15-16                            6.019             2,000,000            2,114,884
Greenwich Capital Commercial Funding Corp.
 Series 2004-GG1 Class A7
 06-10-36                            5.317             1,936,000            2,069,469
GS Mortgage Securities Corp. II
 Series 2005-GG4 Class A4A
 07-10-39                            4.751               500,000              517,283
Morgan Stanley Capital I
 Series 2005-HQ5 Class A4
 01-14-42                            5.168             2,635,000            2,790,468
Morgan Stanley Capital I
 Series 2005-IQ10 Class A4A
 09-15-42                            5.230               500,000              529,950
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A7
 07-15-42                            5.118             1,800,000            1,906,642
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C27 Class A3
 07-15-45                            5.765             1,875,000            1,965,932
                                                                      ---------------
Total                                                                      15,460,395
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (4.8%)(f)
Federal National Mortgage Association
 06-01-40                            5.500             1,900,000            2,040,423
Federal National Mortgage Association #930612
 02-01-39                            4.500             5,833,023(h)         6,056,501
Federal National Mortgage Association #931817
 08-01-39                            5.500             5,044,822            5,421,922
Federal National Mortgage Association #960007
 11-01-37                            6.000             1,438,467            1,562,849
Federal National Mortgage Association #973714
 04-01-38                            6.000             5,501,334            5,973,589
Federal National Mortgage Association #976470
 04-01-38                            5.000             1,557,396            1,650,330
Federal National Mortgage Association #982429
 05-01-38                            5.000             1,291,855            1,368,944
Federal National Mortgage Association #988091
 08-01-38                            6.000               479,952              521,153
Federal National Mortgage Association #AA3414
 03-01-39                            4.500                92,171               95,702
Federal National Mortgage Association #AC1025
 05-01-40                            5.000               399,106              422,882
Federal National Mortgage Association #AC2816
 10-01-39                            4.000               600,607              609,084
Federal National Mortgage Association #AD3128
 04-01-40                            5.000             5,669,147            6,006,875
Federal National Mortgage Association #AD6914
 06-01-40                            4.500             1,198,539            1,244,271
Government National Mortgage Association
 #718203
 04-15-40                            4.500             2,992,400            3,123,973
                                                                      ---------------
Total                                                                      36,098,498
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.7%)
Bombardier, Inc.
 Senior Notes
 03-15-18                            7.500             1,200,000(c,d)       1,233,000
Embraer Overseas Ltd.
 01-15-20                            6.375               200,000(c)           205,240
Kratos Defense & Security Solutions, Inc.
 Senior Secured
 06-01-17                           10.000             1,040,000(d)         1,060,800
Oshkosh Corp.
 03-01-20                            8.500             1,170,000            1,216,800
TransDigm, Inc.
 07-15-14                            7.750             1,500,000            1,503,750
 07-15-14                            7.750                60,000(d)            60,000
                                                                      ---------------
Total                                                                       5,279,590
-------------------------------------------------------------------------------------

AUTOMOTIVE (1.0%)
American Axle & Manufacturing Holdings, Inc.
 Senior Secured
 01-15-17                            9.250             1,160,000(d)         1,191,900
Cooper-Standard Automotive, Inc.
 Senior Notes
 05-01-18                            8.500             1,500,000(d)         1,507,500
Lear Corp.
 03-15-18                            7.875               575,000              576,438
 03-15-20                            8.125             2,490,000            2,496,225
Tenneco, Inc.
 11-15-15                            8.125               750,000              753,750
TRW Automotive, Inc.
 12-01-17                            8.875               750,000(d)           772,500
                                                                      ---------------
Total                                                                       7,298,313
-------------------------------------------------------------------------------------

BANKING (1.3%)
Barclays Bank PLC
 Senior Unsecured
 04-07-15                            3.900               370,000(c)           373,639
 09-22-16                            5.000               305,000(c)           312,853
Capital One Financial Corp.
 Senior Unsecured
 09-15-11                            5.700               495,000              514,943
Capital One Capital IV
 02-17-37                            6.745               485,000(b)           404,975
Capital One Capital V
 08-15-39                           10.250               320,000              337,600
Citigroup, Inc.
 Senior Unsecured
 01-15-15                            6.010               460,000              482,486
Comerica Bank
 Subordinated Notes
 08-22-17                            5.200               100,000              102,377
Discover Bank
 11-18-19                            8.700               515,000              571,750
Fifth Third Bank
 Senior Unsecured
 05-17-13                            0.546                75,000(b)            70,424
JP Morgan Chase Capital XVIII
 08-17-36                            6.950               195,000              194,894
JP Morgan Chase Capital XX
 09-29-36                            6.550               100,000               95,608
JP Morgan Chase Capital XXIII
 05-15-47                            1.436                50,000(b)            36,580
KeyCorp
 Senior Unsecured
 05-14-13                            6.500               405,000              443,018
Lloyds TSB Bank PLC
 Bank Guaranteed
 01-12-15                            4.375               465,000(c,d)         448,008


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Strategic Income Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BANKING (CONT.)
Merrill Lynch & Co., Inc.
 Subordinated Notes
 05-02-17                            5.700%             $185,000             $185,559
National City Corp.
 Senior Unsecured
 01-15-15                            4.900               850,000              916,261
Northern Trust Corp.
 Senior Unsecured
 08-15-13                            5.500               120,000              133,519
PNC Funding Corp. Bank Guaranteed
 02-08-15                            3.625             1,345,000            1,384,483
 02-08-20                            5.125               425,000              441,922
The Bank of New York Mellon Corp.
 Senior Unsecured
 05-15-19                            5.450               320,000              357,249
The Northern Trust Co.
 08-15-18                            6.500             1,825,000            2,144,759
USB Capital IX
 04-15-49                            6.189               180,000(b)           129,834
                                                                      ---------------
Total                                                                      10,082,741
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.9%)
Associated Materials LLC/Finance, Inc.
 Senior Secured
 11-15-16                            9.875             1,000,000            1,072,500
Gibraltar Industries, Inc.
 12-01-15                            8.000             1,210,000            1,179,750
Norcraft Companies LP/Finance Corp.
 Senior Secured
 12-15-15                           10.500             1,685,000(d)         1,750,294
Nortek, Inc.
 Senior Secured
 12-01-13                           11.000               555,000              578,588
Ply Gem Industries, Inc.
 Senior Secured
 06-15-13                           11.750             2,000,000            2,089,999
                                                                      ---------------
Total                                                                       6,671,131
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Ashland, Inc.
 06-01-17                            9.125             1,380,000            1,511,100
CF Industries, Inc.
 05-01-18                            6.875               320,000              324,800
 05-01-20                            7.125             1,020,000            1,048,050
Hexion US Finance Corp./Nova Scotia ULC
 Senior Secured
 02-01-18                            8.875             3,110,000            2,806,776
Ineos Finance PLC
 Senior Secured
 05-15-15                            9.000             1,630,000(c,d)       1,617,775
Invista
 Senior Unsecured
 05-01-12                            9.250             1,102,000(d)         1,113,020
LBI Escrow Corp.
 Senior Secured
 11-01-17                            8.000             2,100,000(d)         2,163,000
MacDermid, Inc.
 Senior Subordinated Notes
 04-15-17                            9.500             1,230,000(d)         1,230,000
Nalco Co.
 Senior Notes
 05-15-17                            8.250             1,500,000            1,552,500
Nova Chemicals Corp.
 Senior Unsecured
 11-01-16                            8.375             1,500,000(c)         1,492,500
Solutia, Inc.
 11-01-17                            8.750             1,500,000            1,548,750
The Dow Chemical Co.
 Senior Unsecured
 02-15-15                            5.900             1,090,000            1,191,180
 05-15-19                            8.550               185,000              226,461
 05-15-39                            9.400               255,000              354,651
                                                                      ---------------
Total                                                                      18,180,563
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (1.3%)
Case New Holland, Inc.
 Senior Notes
 12-01-17                            7.875             1,803,000(d)         1,830,045
Maxim Crane Works LP
 Senior Secured
 04-15-15                           12.250               630,000(d)           616,613
RSC Equipment Rental, Inc./Holdings III LLC
 Senior Secured
 07-15-17                           10.000             1,140,000(d)         1,225,500
Terex Corp.
 Senior Unsecured
 06-01-16                           10.875             2,250,000            2,418,749
The Manitowoc Co., Inc.
 02-15-18                            9.500             1,230,000            1,226,925
United Rentals North America, Inc.
 06-15-16                           10.875             1,635,000            1,753,538
United Rentals North America, Inc.
 Senior Unsecured
 12-15-19                            9.250               700,000              703,500
                                                                      ---------------
Total                                                                       9,774,870
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (0.9%)
Garda World Security Corp.
 Senior Unsecured
 03-15-17                            9.750             1,155,000(c,d)       1,202,135
Live Nation Entertainment, Inc.
 Senior Unsecured
 05-15-18                            8.125             1,930,000(d)         1,857,625
West Corp.
 10-15-14                            9.500             3,540,000            3,557,700
                                                                      ---------------
Total                                                                       6,617,460
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.2%)
ACCO Brands Corp.
 Senior Secured
 03-15-15                           10.625               690,000              748,650
Central Garden and Pet Co.
 03-01-18                            8.250             1,590,000            1,576,088
Easton-Bell Sports, Inc.
 Senior Secured
 12-01-16                            9.750             1,000,000(d)         1,030,000
Jarden Corp.
 05-01-17                            7.500             2,000,000            1,965,000
Libbey Glass, Inc.
 Senior Secured
 02-15-15                           10.000               850,000(d)           884,000
Sealy Mattress Co.
 06-15-14                            8.250             1,350,000            1,353,375
Spectrum Brands Holdings, Inc.
 Secured
 06-15-18                            9.500             1,420,000(d)         1,473,250
                                                                      ---------------
Total                                                                       9,030,363
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.3%)
Amsted Industries, Inc.
 Senior Notes
 03-15-18                            8.125             1,020,000(d)         1,020,000
CPM Holdings, Inc.
 Senior Secured
 09-01-14                           10.625               780,000(d)           823,875
Ingersoll-Rand Global Holding Co., Ltd.
 04-15-14                            9.500               645,000(c)           799,146
                                                                      ---------------
Total                                                                       2,643,021
-------------------------------------------------------------------------------------

ELECTRIC (1.8%)
Commonwealth Edison Co.
 1st Mortgage
 08-15-16                            5.950               215,000              245,703
Consolidated Edison Co. of New York, Inc.
 Senior Unsecured
 04-01-38                            6.750               205,000              249,843
Dynegy Holdings, Inc.
 Senior Unsecured
 06-01-19                            7.750             1,000,000              691,250
Edison Mission Energy
 Senior Unsecured
 05-15-17                            7.000             2,000,000            1,280,000
Energy Future Holdings Corp.
 11-01-17                           10.875             1,200,000              888,000
Midwest Generation LLC
 Pass-Through Certificates
 01-02-16                            8.560               609,278              601,662
Niagara Mohawk Power Corp.
 Senior Unsecured
 08-15-19                            4.881               180,000(d)           189,846
NRG Energy, Inc.
 02-01-16                            7.375             4,970,000            4,945,150
 01-15-17                            7.375             1,000,000              990,000
Power Sector Assets & Liabilities Management Corp.
 Government Guaranteed
 05-27-19                            7.250             1,470,000(c,d)       1,626,114
Texas Competitive Electric Holdings Co. LLC
 11-01-15                           10.250             1,500,000              990,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
46  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ELECTRIC (CONT.)
Xcel Energy, Inc.
 Senior Unsecured
 05-15-20                            4.700%             $525,000             $546,287
                                                                      ---------------
Total                                                                      13,243,855
-------------------------------------------------------------------------------------

ENTERTAINMENT (1.0%)
AMC Entertainment, Inc.
 Senior Unsecured
 06-01-19                            8.750             2,000,000            2,010,000
Equinox Holdings, Inc.
 Senior Secured
 02-01-16                            9.500             1,750,000(d)         1,732,500
Regal Cinemas Corp.
 07-15-19                            8.625             1,900,000            1,909,500
Speedway Motorsports, Inc.
 06-01-16                            8.750             1,600,000            1,684,000
                                                                      ---------------
Total                                                                       7,336,000
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
 01-15-19                            7.750               205,000(d)           248,821
 11-15-39                            8.000               335,000(d)           437,734
ARAMARK Corp.
 02-01-15                            8.500             2,000,000            2,020,000
Bumble Bee Foods LLC
 Senior Secured
 12-15-15                            7.750             1,200,000(d)         1,206,000
Campbell Soup Co.
 Senior Unsecured
 02-15-19                            4.500                90,000               98,033
ConAgra Foods, Inc.
 Senior Unsecured
 10-01-28                            7.000               395,000              464,648
Del Monte Corp.
 10-15-19                            7.500             1,245,000(d)         1,273,013
Kraft Foods, Inc.
 Senior Unsecured
 02-09-40                            6.500               425,000              471,058
Michael Foods, Inc.
 Senior Notes
 07-15-18                            9.750               660,000(d)           677,325
Pinnacle Foods Finance LLC/Corp.
 Senior Unsecured
 04-01-15                            9.250             1,000,000(d)         1,020,000
US Foodservice
 Senior Notes
 06-30-15                           10.250             1,200,000(d)         1,194,000
                                                                      ---------------
Total                                                                       9,110,632
-------------------------------------------------------------------------------------

GAMING (1.7%)
Boyd Gaming Corp.
 Senior Subordinated Notes
 02-01-16                            7.125               600,000              493,500
FireKeepers Development Authority
 Senior Secured
 05-01-15                           13.875             2,000,000(d)         2,307,500
Harrah's Operating Co., Inc.
 Senior Secured
 12-15-18                           10.000               750,000              615,000
MGM Resorts International
 Senior Secured
 11-15-17                           11.125               280,000              308,700
MGM Resorts International
 Senior Unsecured
 03-01-18                           11.375             2,040,000(d)         1,917,600
Pinnacle Entertainment, Inc.
 05-15-20                            8.750             1,830,000(d)         1,711,050
Pokagon Gaming Authority
 Senior Notes
 06-15-14                           10.375             1,885,000(d)         1,950,975
Shingle Springs Tribal Gaming Authority
 Senior Notes
 06-15-15                            9.375             3,840,000(d)         3,043,200
Tunica-Biloxi Gaming Authority
 Senior Unsecured
 11-15-15                            9.000               460,000(d)           414,000
                                                                      ---------------
Total                                                                      12,761,525
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (--%)
Sempra Energy
 Senior Unsecured
 06-01-16                            6.500                70,000               80,325
-------------------------------------------------------------------------------------

GAS PIPELINES (0.7%)
El Paso Corp.
 Senior Unsecured
 02-15-16                            8.250             1,440,000            1,508,400
Kinder Morgan Energy Partners LP
 Senior Unsecured
 01-15-38                            6.950               140,000              148,770
Plains All American Pipeline LP/Finance Corp.
 05-01-19                            8.750               910,000            1,086,222
Regency Energy Partners LP/Finance Corp.
 12-15-13                            8.375                25,000               25,750
 06-01-16                            9.375                 5,000(d)             5,338
Southern Natural Gas Co.
 Senior Unsecured
 03-01-32                            8.000               180,000              203,961
Southern Star Central Corp.
 Senior Notes
 03-01-16                            6.750             1,420,000            1,373,850
The Williams Companies, Inc.
 Senior Unsecured
 09-01-21                            7.875               185,000              212,027
TransCanada PipeLines Ltd.
 05-15-67                            6.350               270,000(b,c)         240,638
TransCanada PipeLines Ltd.
 Senior Unsecured
 01-15-39                            7.625               295,000(c)           376,868
                                                                      ---------------
Total                                                                       5,181,824
-------------------------------------------------------------------------------------

HEALTH CARE (3.2%)
Accellent, Inc.
 Senior Secured
 02-01-17                            8.375               930,000(d)           911,400
Apria Healthcare Group, Inc.
 Senior Secured
 11-01-14                           11.250             1,500,000(d)         1,597,500
Biomet, Inc.
 Pay-in-kind
 10-15-17                           10.375             2,130,000(i)         2,289,750
Capella Healthcare, Inc.
 07-01-17                            9.250               155,000(d)           156,163
CHS/Community Health Systems, Inc.
 07-15-15                            8.875             1,470,000            1,515,938
DaVita, Inc.
 03-15-15                            7.250             1,000,000            1,000,000
HCA, Inc.
 Secured
 11-15-16                            9.250             2,010,000            2,130,600
HCA, Inc.
 Senior Secured
 09-15-20                            7.250               900,000              904,500
HCA, Inc.
 Senior Secured Pay-in-kind
 11-15-16                            9.625             2,850,000(i)         3,049,499
Healthsouth Corp.
 02-15-20                            8.125             2,410,000            2,361,800
IASIS Healthcare LLC/Capital Corp.
 06-15-14                            8.750             2,100,000            2,089,500
Omnicare, Inc.
 12-15-15                            6.875             1,000,000            1,000,000
 06-01-20                            7.750               600,000              612,000
Radiation Therapy Services, Inc.
 Senior Subordinated Notes
 04-15-17                            9.875               260,000(d)           253,500
Select Medical Corp.
 02-01-15                            7.625             3,000,000            2,820,000
Vanguard Health Holding Co. II LLC/Inc.
 02-01-18                            8.000             1,200,000            1,152,000
                                                                      ---------------
Total                                                                      23,844,150
-------------------------------------------------------------------------------------

HEALTH CARE INSURANCE (0.1%)
WellPoint, Inc.
 Senior Unsecured
 02-15-19                            7.000               465,000              551,563
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (0.3%)
K Hovnanian Enterprises, Inc.
 Senior Secured
 10-15-16                           10.625             1,975,000            1,975,000
KB Home
 06-15-15                            6.250               540,000              480,600
                                                                      ---------------
Total                                                                       2,455,600
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (3.0%)
Anadarko Petroleum Corp.
 Senior Unsecured
 09-15-16                            5.950               160,000              137,712


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  47

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Strategic Income Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
Berry Petroleum Co.
 Senior Subordinated Notes
 11-01-16                            8.250%             $125,000             $120,938
Berry Petroleum Co.
 Senior Unsecured
 06-01-14                           10.250               280,000              301,000
Comstock Resources, Inc.
 10-15-17                            8.375               655,000              650,088
Denbury Resources, Inc.
 12-15-15                            7.500             1,500,000            1,515,000
 02-15-20                            8.250               700,000              732,375
Forest Oil Corp.
 06-15-19                            7.250             2,990,000            2,885,349
Hilcorp Energy I LP/Finance Co.
 Senior Unsecured
 11-01-15                            7.750             2,280,000(d)         2,245,800
NAK Naftogaz Ukraine
 Government Guaranteed
 09-30-14                            9.500             1,945,000(c)         2,017,607
Nexen, Inc.
 Senior Unsecured
 03-10-35                            5.875               185,000(c)           180,999
 07-30-39                            7.500               245,000(c)           287,125
Petrohawk Energy Corp.
 08-01-14                           10.500             1,600,000            1,724,000
 06-01-15                            7.875               930,000              932,325
Pioneer Natural Resources Co.
 Senior Unsecured
 01-15-20                            7.500             1,500,000            1,545,000
Quicksilver Resources, Inc.
 08-01-15                            8.250             3,000,000            2,954,999
 08-15-19                            9.125                90,000               91,350
Range Resources Corp.
 05-15-16                            7.500             1,000,000            1,008,750
 05-01-18                            7.250             1,000,000              995,000
 05-15-19                            8.000               450,000              469,688
SandRidge Energy, Inc.
 Pay-in-kind
 04-01-15                            8.625               700,000(i)           679,875
Talisman Energy, Inc.
 Senior Unsecured
 06-01-19                            7.750               540,000(c)           662,948
XTO Energy, Inc.
 Senior Unsecured
 04-15-12                            7.500               155,000              172,584
                                                                      ---------------
Total                                                                      22,310,512
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
Shell International Finance BV
 03-25-40                            5.500               605,000(c)           644,286
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.6%)
ING Groep NV
 Subordinated Notes
 12-31-49                            5.775               745,000(b,c)         525,225
Lincoln National Corp.
 Senior Unsecured
 07-01-19                            8.750               855,000            1,047,878
MetLife, Inc.
 08-01-39                           10.750               100,000              118,853
MetLife, Inc.
 Senior Unsecured
 06-01-16                            6.750               335,000              379,002
Principal Life Income Funding Trusts
 Senior Secured
 04-24-13                            5.300               420,000              454,161
Prudential Financial, Inc.
 06-15-38                            8.875               770,000(b)           812,350
Prudential Financial, Inc.
 Senior Unsecured
 06-15-19                            7.375               795,000              920,574
Unum Group
 Senior Unsecured
 09-30-16                            7.125               160,000              175,800
                                                                      ---------------
Total                                                                       4,433,843
-------------------------------------------------------------------------------------

LODGING (0.2%)
Wyndham Worldwide Corp.
 Senior Unsecured
 03-01-20                            7.375             1,500,000            1,507,500
-------------------------------------------------------------------------------------

MEDIA CABLE (2.4%)
Cablevision Systems Corp.
 Senior Notes
 09-15-17                            8.625             3,500,000(d)         3,570,000
CCO Holdings LLC/Capital Corp.
 04-30-18                            7.875             1,000,000(d)         1,002,500
 04-30-20                            8.125             1,530,000(d)         1,564,425
Comcast Corp.
 08-15-37                            6.950             1,025,000            1,165,964
CSC Holdings LLC
 Senior Unsecured
 02-15-19                            8.625             1,440,000            1,513,800
DirecTV Holdings LLC/Financing Co., Inc.
 06-15-15                            6.375                70,000               72,450
DISH DBS Corp.
 10-01-14                            6.625             2,000,000            2,000,000
Mediacom LLC/Capital Corp.
 08-15-19                            9.125               960,000              926,400
Time Warner Cable, Inc.
 02-01-15                            3.500               445,000              454,906
 07-01-38                            7.300               120,000              139,320
Videotron Ltee
 04-15-18                            9.125             2,500,000(c)         2,712,500
Virgin Media Finance PLC
 10-15-19                            8.375               600,000(c)           607,500
Virgin Media Secured Finance PLC
 Senior Secured
 01-15-18                            6.500             2,000,000(c,d)       1,964,387
                                                                      ---------------
Total                                                                      17,694,152
-------------------------------------------------------------------------------------

MEDIA NON CABLE (2.4%)
Clear Channel Worldwide Holdings, Inc.
 12-15-17                            9.250             2,500,000(d)         2,512,500
Gray Television, Inc.
 Senior Secured
 06-29-15                           10.500               847,000(d)           830,060
Intelsat Corp.
 Senior Unsecured
 06-15-16                            9.250             2,610,000            2,740,499
Intelsat Jackson Holdings SA
 06-15-16                           11.250               570,000(c)           607,050
Lamar Media Corp.
 04-01-14                            9.750             2,000,000            2,180,000
News America, Inc.
 03-15-33                            6.550               635,000              680,890
 12-15-35                            6.400                35,000               38,092
Nielsen Finance LLC/Co.
 08-01-14                           10.000             2,800,000            2,862,999
Salem Communications Corp.
 Senior Secured
 12-15-16                            9.625               540,000              556,200
Sinclair Television Group, Inc.
 Senior Secured
 11-01-17                            9.250             1,530,000(d)         1,545,300
Sirius XM Radio, Inc.
 04-01-15                            8.750               500,000(d)           497,500
Sirius XM Radio, Inc.
 Senior Secured
 09-01-15                            9.750               715,000(d)           759,688
The Interpublic Group of Companies, Inc.
 Senior Unsecured
 07-15-17                           10.000             1,747,000            1,926,068
                                                                      ---------------
Total                                                                      17,736,846
-------------------------------------------------------------------------------------

METALS (1.2%)
ArcelorMittal
 Senior Unsecured
 10-15-39                            7.000                70,000(c)            73,938
Arch Coal, Inc.
 08-01-16                            8.750             1,770,000(d)         1,845,225
Consol Energy, Inc.
 04-01-20                            8.250             1,955,000(d)         2,045,419
Corp. Nacional del Cobre de Chile
 01-15-19                            7.500             2,400,000(c,d)       2,940,766
Freeport-McMoRan Copper & Gold, Inc.
 Senior Unsecured
 04-01-17                            8.375               265,000              291,500
Novelis, Inc.
 02-15-15                            7.250             1,545,000(c)         1,490,925
Nucor Corp.
 Senior Unsecured
 06-01-13                            5.000                30,000               32,690
Vale Overseas Ltd.
 11-21-36                            6.875               260,000(c)           271,053
                                                                      ---------------
Total                                                                       8,991,516
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.4%)
American General Finance Corp.
 Senior Unsecured
 12-15-17                            6.900             3,715,000            2,976,644
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
48  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NON CAPTIVE DIVERSIFIED (2.3%)
Ally Financial, Inc.
 03-15-20                            8.000%           $6,270,000(d)        $6,128,926
CIT Group, Inc.
 Senior Secured
 05-01-17                            7.000             6,660,000            5,994,000
Ford Motor Credit Co. LLC
 Senior Unsecured
 04-15-15                            7.000             1,000,000              989,170
 01-15-20                            8.125             2,000,000            2,041,384
General Electric Capital Corp.
 Senior Unsecured
 08-07-19                            6.000               300,000              324,771
 01-08-20                            5.500               730,000              771,138
International Lease Finance Corp.
 Senior Unsecured
 09-01-10                            4.875               255,000              253,725
 09-15-10                            5.625               900,000              896,625
                                                                      ---------------
Total                                                                      17,399,739
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (1.4%)
Expro Finance Luxembourg SCA
 Senior Secured
 12-15-16                            8.500             1,505,000(c,d)       1,437,711
Gazprom International SA for Gazprom
 02-01-20                            7.201             1,576,895(c,d)       1,628,144
Halliburton Co.
 Senior Unsecured
 09-15-18                            5.900               200,000              214,041
KazMunaiGaz Finance Sub BV
 07-02-18                            9.125             2,550,000(c,d)       2,957,999
Key Energy Services, Inc.
 12-01-14                            8.375             1,530,000            1,520,438
McJunkin Red Man Corp.
 Senior Secured
 12-15-16                            9.500             2,610,000(d)         2,482,763
Smith International, Inc.
 Senior Unsecured
 03-15-19                            9.750               265,000              360,694
Weatherford International Ltd.
 03-15-13                            5.150               155,000(c)           162,379
                                                                      ---------------
Total                                                                      10,764,169
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Cardtronics, Inc.
 08-15-13                            9.250             1,265,000            1,271,325
-------------------------------------------------------------------------------------

OTHER INDUSTRY (0.1%)
RBS Global Inc./Rexnord LLC
 05-01-18                            8.500               480,000(d)           463,200
-------------------------------------------------------------------------------------

PACKAGING (1.0%)
Ball Corp.
 09-01-19                            7.375               540,000              561,600
Crown Americas LLC/Capital Corp. II
 05-15-17                            7.625             2,000,000(d)         2,070,000
Greif, Inc.
 Senior Unsecured
 08-01-19                            7.750             1,800,000            1,854,000
Reynolds Group Issuer, Inc./LLC
 Senior Notes
 05-15-18                            8.500             1,000,000(d)           976,516
Reynolds Group Issuer, Inc./LLC
 Senior Secured
 10-15-16                            7.750             2,360,000(d)         2,371,800
                                                                      ---------------
Total                                                                       7,833,916
-------------------------------------------------------------------------------------

PAPER (1.0%)
Cascades, Inc.
 12-15-17                            7.750             2,710,000(c)         2,696,450
Georgia-Pacific LLC
 06-15-15                            7.700             3,120,000            3,252,600
Graphic Packaging International, Inc.
 06-15-17                            9.500             1,370,000            1,431,650
                                                                      ---------------
Total                                                                       7,380,700
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.5%)
Mylan, Inc.
 07-15-20                            7.875               900,000(d)           918,000
Novartis Securities Investment Ltd.
 02-10-19                            5.125               420,000(c)           470,167
Patheon, Inc.
 Senior Secured
 04-15-17                            8.625               930,000(c,d)         918,376
Roche Holdings, Inc.
 03-01-19                            6.000               765,000(d)           891,143
Wyeth
 02-15-16                            5.500               195,000              223,519
                                                                      ---------------
Total                                                                       3,421,205
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.2%)
CNA Financial Corp.
 Senior Unsecured
 12-15-14                            5.850                80,000               82,880
 11-15-19                            7.350               360,000              382,552
Liberty Mutual Group, Inc.
 06-15-58                           10.750               475,000(b,d)         513,000
Transatlantic Holdings, Inc.
 Senior Unsecured
 11-30-39                            8.000               210,000              212,023
                                                                      ---------------
Total                                                                       1,190,455
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
BNSF Funding Trust I
 12-15-55                            6.613               355,000(b)           338,138
Union Pacific Corp.
 Senior Unsecured
 08-15-18                            5.700               325,000              364,061
                                                                      ---------------
Total                                                                         702,199
-------------------------------------------------------------------------------------

REITS (0.3%)
Brandywine Operating Partnership LP
 05-15-15                            7.500               930,000            1,014,055
Duke Realty LP
 Senior Unsecured
 02-15-15                            7.375               355,000              393,764
 08-15-19                            8.250               620,000              718,331
Highwoods Realty Ltd., LP
 Senior Unsecured
 03-15-17                            5.850                30,000               29,930
                                                                      ---------------
Total                                                                       2,156,080
-------------------------------------------------------------------------------------

RESTAURANTS (0.1%)
McDonald's Corp.
 Senior Unsecured
 02-01-39                            5.700               460,000              518,551
-------------------------------------------------------------------------------------

RETAILERS (0.9%)
CVS Pass-Through Trust
 Pass-Through Certificates
 07-10-31                            8.353               881,327(d)         1,088,856
Michaels Stores, Inc.
 11-01-16                           11.375               265,000              275,600
QVC, Inc.
 Senior Secured
 10-01-19                            7.500             1,365,000(d)         1,351,350
 10-15-20                            7.375               205,000(d)           200,388
Rite Aid Corp.
 Senior Secured
 03-01-17                            7.500               700,000              619,500
The Neiman Marcus Group, Inc.
 10-15-15                           10.375             1,070,000            1,088,725
The Neiman Marcus Group, Inc.
 Pay-in-kind
 10-15-15                            9.000               600,000(i)           601,500
Toys R Us Property Co. II LLC
 Senior Secured
 12-01-17                            8.500             1,800,000(d)         1,858,499
                                                                      ---------------
Total                                                                       7,084,418
-------------------------------------------------------------------------------------

TECHNOLOGY (1.3%)
Amkor Technology, Inc.
 Senior Unsecured
 05-01-18                            7.375               810,000(d)           789,750
Cisco Systems, Inc.
 Senior Unsecured
 02-15-39                            5.900               160,000              177,851
 01-15-40                            5.500               510,000              534,537
First Data Corp.
 09-24-15                            9.875             2,340,000            1,778,399
Freescale Semiconductor, Inc.
 Senior Secured
 04-15-18                            9.250               160,000(d)           158,000
Iron Mountain, Inc.
 06-15-20                            8.000             1,000,000            1,015,000
Iron Mountain, Inc.
 Senior Subordinated Notes
 08-15-21                            8.375             1,050,000            1,076,250
NXP BV/Funding LLC
 Senior Secured
 10-15-13                            3.053             1,230,000(b,c)       1,051,650
Oracle Corp.
 Senior Unsecured
 04-15-38                            6.500               215,000              260,893


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  49

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Strategic Income Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
Sungard Data Systems, Inc.
 08-15-15                           10.250%           $1,400,000           $1,445,500
Trans Union LLC/Financing Corp.
 06-15-18                           11.375               545,000(d)           573,613
WireCo WorldGroup, Inc.
 Senior Unsecured
 05-15-17                            9.500               600,000(d)           606,000
                                                                      ---------------
Total                                                                       9,467,443
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.4%)
American Petroleum Tankers LLC/Co.
 Senior Secured
 05-01-15                           10.250               600,000(d)           606,000
ERAC USA Finance LLC
 07-01-13                            2.750               290,000(d,e)         291,320
 10-01-20                            5.250               270,000(d,e)         273,087
The Hertz Corp.
 01-01-14                            8.875             2,100,000            2,126,250
                                                                      ---------------
Total                                                                       3,296,657
-------------------------------------------------------------------------------------

WIRELESS (2.0%)
CC Holdings GS V LLC/Crown Castle GS III Corp.
 Senior Secured
 05-01-17                            7.750             1,500,000(d)         1,586,250
Cellco Partnership/Verizon Wireless Capital LLC
 Senior Unsecured
 02-01-14                            5.550               480,000              538,150
 11-15-18                            8.500               295,000              383,541
Cricket Communications, Inc.
 Senior Secured
 05-15-16                            7.750             3,550,000            3,621,000
Nextel Communications, Inc.
 08-01-15                            7.375             3,090,000            2,935,500
SBA Telecommunications, Inc.
 08-15-19                            8.250             2,250,000(d)         2,368,125
Sprint Nextel Corp.
 Senior Unsecured
 08-15-17                            8.375             1,710,000            1,710,000
Wind Acquisition Finance SA
 Secured
 07-15-17                           11.750             1,800,000(c,d)       1,845,000
                                                                      ---------------
Total                                                                      14,987,566
-------------------------------------------------------------------------------------

WIRELINES (3.0%)
BellSouth Corp.
 Senior Unsecured
 09-15-14                            5.200             1,000,000            1,111,199
British Telecommunications PLC
 Senior Unsecured
 01-15-18                            5.950               275,000(c)           286,783
Cincinnati Bell, Inc.
 10-15-17                            8.250               390,000              364,650
Integra Telecom Holdings, Inc.
 Senior Secured
 04-15-16                           10.750               750,000(d)           744,375
ITC Deltacom, Inc.
 Senior Secured
 04-01-16                           10.500             1,590,000(d)         1,538,325
Level 3 Financing, Inc.
 02-15-17                            8.750             3,090,000            2,672,850
New Communications Holdings, Inc.
 Senior Notes
 04-15-20                            8.500             2,340,000(d)         2,357,550
PAETEC Holding Corp.
 06-30-17                            8.875               850,000              850,000
PAETEC Holding Corp.
 Senior Secured
 06-30-17                            8.875               380,000(d)           380,950
Qwest Communications International, Inc.
 04-01-18                            7.125             3,900,000(d)         3,890,250
Qwest Corp.
 Senior Unsecured
 10-01-14                            7.500             3,000,000            3,191,250
Telefonica Emisiones SAU
 06-20-16                            6.421               320,000(c)           351,007
tw telecom holdings, inc.
 03-01-18                            8.000               600,000(d)           610,500
Windstream Corp.
 08-01-16                            8.625             3,900,000            3,929,250
                                                                      ---------------
Total                                                                      22,278,939
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $680,530,103)                                                     $687,021,426
-------------------------------------------------------------------------------------





MONEY MARKET FUND (9.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             70,245,550(g)        $70,245,550
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $70,245,550)                                                       $70,245,550
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $750,775,653)(j)                                                  $757,266,976
=====================================================================================



INVESTMENTS IN DERIVATIVES


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                NUMBER OF                                           UNREALIZED
                                                CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                          LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 10-year                        (40)          $(4,901,875)     Sept. 2010            $(47,544)



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                 CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 6, 2010                                      1,375,396        1,120,102            $--               $(5,847)
                                                       (USD)            (EUR)
-----------------------------------------------------------------------------------------------------------------
July 8, 2010                                      4,000,000        4,824,480             --               (66,545)
                                                       (EUR)            (USD)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                   $--              $(72,392)
-----------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
50  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



     AUD  -- Australian Dollar
     BRL  -- Brazilian Real
     CAD  -- Canadian Dollar
     EUR  -- European Monetary Unit
     GBP  -- Pound Sterling
     JPY  -- Japanese Yen
     MXN  -- Mexican Peso
     NOK  -- Norwegian Krone
     NZD  -- New Zealand Dollar
     PLN  -- Polish Zloty
     SEK  -- Swedish Krona
     ZAR  -- South African Rand


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 32.00% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $150,829,135 or 20.05% of net assets.

(e) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $560,588. See Note 2 to the financial statements.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(h) At June 30, 2010, investments in securities included securities valued at $59,987 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $750,776,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $8,167,000
     Unrealized depreciation                                                     (1,676,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $6,491,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  51

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource VP - Strategic Income Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
52  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                   FAIR VALUE AT JUNE 30, 2010
                                                ----------------------------------------------------------------
                                                     LEVEL 1           LEVEL 2
                                                  QUOTED PRICES         OTHER          LEVEL 3
                                                    IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations & Agencies                $--      $202,025,950         $--        $202,025,950
  U.S. Government Obligations & Agencies            96,781,196                --          --          96,781,196
  Commercial Mortgage-Backed Securities                     --        15,460,395          --          15,460,395
  Residential Mortgage-Backed Securities                    --        36,098,498          --          36,098,498
  Corporate Debt Securities                                 --       336,655,387          --         336,655,387
----------------------------------------------------------------------------------------------------------------
Total Bonds                                         96,781,196       590,240,230          --         687,021,426
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                   70,245,550                --          --          70,245,550
----------------------------------------------------------------------------------------------------------------
Total Other                                         70,245,550                --          --          70,245,550
----------------------------------------------------------------------------------------------------------------
Investments in Securities                          167,026,746       590,240,230          --         757,266,976
Other Financial Instruments(c)                         (47,544)          (72,392)         --            (119,936)
----------------------------------------------------------------------------------------------------------------
Total                                             $166,979,202      $590,167,838         $--        $757,147,040
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  53

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - AllianceBernstein International Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (3.9%)
Australia & New Zealand Banking Group Ltd.              296,500            $5,322,071
Boral Ltd.                                              963,100             3,855,326
Challenger Financial Services Group Ltd.                753,200             2,194,770
Incitec Pivot Ltd.                                    2,630,300             5,944,738
Macquarie Group Ltd.                                     63,200             1,941,278
National Australia Bank Ltd.                            823,200            15,905,549
Telstra Corp., Ltd.                                   1,235,900             3,366,551
                                                                      ---------------
Total                                                                      38,530,283
-------------------------------------------------------------------------------------

AUSTRIA (0.6%)
OMV AG                                                  211,500             6,350,682
-------------------------------------------------------------------------------------

BELGIUM (0.7%)
KBC Groep NV                                            187,400(b)          7,182,208
-------------------------------------------------------------------------------------

BRAZIL (0.6%)
Banco do Brasil SA                                       15,600               216,016
Rossi Residencial SA                                    107,500               776,154
Vale SA, ADR                                            230,600             4,847,212
                                                                      ---------------
Total                                                                       5,839,382
-------------------------------------------------------------------------------------

CANADA (4.0%)
EnCana Corp.                                            138,800             4,203,769
Lundin Mining Corp.                                     875,700(b)          2,476,146
National Bank of Canada                                 109,400             5,595,895
Nexen, Inc.                                             475,500             9,353,659
Penn West Energy Trust Unit                             462,324             8,816,521
Suncor Energy, Inc.                                     196,800             5,792,150
The Toronto-Dominion Bank                                53,300             3,453,860
                                                                      ---------------
Total                                                                      39,692,000
-------------------------------------------------------------------------------------

CHINA (0.8%)
Bank of China Ltd., Series H                          6,723,000             3,392,077
China Petroleum & Chemical Corp., Series H            4,374,000             3,528,516
Yanzhou Coal Mining Co., Ltd., Series H                 304,000               584,594
                                                                      ---------------
Total                                                                       7,505,187
-------------------------------------------------------------------------------------

DENMARK (1.8%)
Carlsberg A/S, Series B                                 121,450             9,255,662
Danske Bank A/S                                         463,200(b)          8,913,163
                                                                      ---------------
Total                                                                      18,168,825
-------------------------------------------------------------------------------------

FINLAND (1.3%)
Cargotec OYJ, Series B                                   87,200             2,274,791
Nokia OYJ                                             1,289,500            10,509,179
                                                                      ---------------
Total                                                                      12,783,970
-------------------------------------------------------------------------------------

FRANCE (13.5%)
Arkema SA                                               116,300             4,047,195
BNP Paribas                                             321,741            17,307,798
Bouygues SA                                             372,600            14,381,153
Cap Gemini SA                                           204,500             8,986,590
Casino Guichard Perrachon SA                            120,700             9,158,184
Cie Generale de Geophysique-Veritas                     240,100(b)          4,270,828
EDF SA                                                  224,000             8,521,401
France Telecom SA                                       536,900             9,311,346
PPR                                                      58,200             7,228,897
Renault SA                                              184,200(b)          6,826,979
Sanofi-Aventis SA                                       259,400            15,621,048
Societe Generale                                        239,500             9,853,960
Vallourec SA                                             37,775             6,512,077
Vivendi SA                                              627,410            12,748,720
                                                                      ---------------
Total                                                                     134,776,176
-------------------------------------------------------------------------------------

GERMANY (9.6%)
Allianz SE                                              175,700            17,338,632
Bayer AG                                                252,000            14,049,782
BMW AG                                                  273,200            13,295,986
Celesio AG                                              102,200             2,238,806
Deutsche Bank AG                                        217,700            12,202,978
E.ON AG                                                 589,700            15,896,924
Muenchener Rueckversicherungs AG                         71,400             8,959,753
RWE AG                                                   69,510             4,555,512
ThyssenKrupp AG                                         268,000             6,627,894
                                                                      ---------------
Total                                                                      95,166,267
-------------------------------------------------------------------------------------

HONG KONG (2.0%)
Daphne International Holdings Ltd.                    2,420,000             2,450,977
Esprit Holdings Ltd.                                  1,636,600             8,791,562
Great Eagle Holdings Ltd.                               791,000             2,010,982
New World Development Ltd.                            4,100,000             6,656,742
                                                                      ---------------
Total                                                                      19,910,263
-------------------------------------------------------------------------------------

HUNGARY (0.3%)
OTP Bank PLC                                            130,800(b)          2,640,404
-------------------------------------------------------------------------------------

IRELAND (0.2%)
Smurfit Kappa Group PLC                                 250,700(b)          2,032,913
-------------------------------------------------------------------------------------

ISRAEL (--%)
Bezeq Israeli Telecommunication Corp., Ltd.              98,673               215,823
-------------------------------------------------------------------------------------

ITALY (4.1%)
ENI SpA                                                 620,300            11,384,875
Telecom Italia SpA                                   12,657,900            13,977,066
UniCredit SpA                                         6,846,300            15,142,411
                                                                      ---------------
Total                                                                      40,504,352
-------------------------------------------------------------------------------------

JAPAN (22.2%)
Aeon Co., Ltd.                                          300,100             3,176,716
Asahi Breweries Ltd.                                    399,500             6,770,625
Asics Corp.                                             282,000             2,582,983
DIC Corp.                                             1,057,000             1,629,452
Dowa Holdings Co., Ltd.                                 496,000             2,377,297
East Japan Railway Co.                                  131,500             8,759,469
ITOCHU Corp.                                            802,900             6,279,128
Japan Tobacco, Inc.                                       3,939            12,259,462
JFE Holdings, Inc.                                      233,300             7,220,460
JX Holdings, Inc.                                     1,377,300(b)          6,810,139
KDDI Corp.                                                1,672             7,973,054
Konica Minolta Holdings, Inc.                           415,500             3,998,807
Mitsubishi Corp.                                        547,500            11,331,408
Mitsubishi Materials Corp.                            2,201,000(b)          5,852,612
Mitsubishi Tanabe Pharma Corp.                          247,000             3,764,810
Mitsui & Co., Ltd.                                      776,500             9,062,071
Mitsui Fudosan Co., Ltd.                                651,000             9,064,513
NGK Spark Plug Co., Ltd.                                243,000             3,017,989
Nippon Express Co., Ltd.                              1,338,000             6,031,514
Nippon Shokubai Co., Ltd.                               271,000             2,571,649
Nippon Telegraph & Telephone Corp.                      321,700            13,109,925
Nissan Motor Co., Ltd.                                1,458,000(b)         10,164,065
ORIX Corp.                                              125,010             9,059,910
Sharp Corp.                                             822,000             8,674,413
Sony Corp.                                              402,000            10,726,797
Sumitomo Mitsui Financial Group, Inc.                   340,500             9,640,771
Sumitomo Realty & Development Co., Ltd.                 379,000             6,442,493
The Tokyo Electric Power Co., Inc.                      464,700            12,646,447
Tokyo Gas Co., Ltd.                                   1,597,000             7,293,419
Toshiba Corp.                                         2,554,000(b)         12,656,434
                                                                      ---------------
Total                                                                     220,948,832
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
54  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
NETHERLANDS (1.0%)
Koninklijke Ahold NV                                    612,100            $7,570,679
Nutreco NV                                               42,600             2,287,239
                                                                      ---------------
Total                                                                       9,857,918
-------------------------------------------------------------------------------------

NORWAY (0.9%)
DnB NOR ASA                                             703,600             6,769,187
Petroleum Geo-Services ASA                              295,200(b)          2,461,264
                                                                      ---------------
Total                                                                       9,230,451
-------------------------------------------------------------------------------------

POLAND (0.3%)
KGHM Polska Miedz SA                                    120,200             3,107,664
-------------------------------------------------------------------------------------

RUSSIA (0.4%)
Gazprom OAO, ADR                                        166,700             3,138,676
Lukoil OAO, ADR                                           9,550               489,478
                                                                      ---------------
Total                                                                       3,628,154
-------------------------------------------------------------------------------------

SOUTH KOREA (1.2%)
Hana Financial Group, Inc.                              127,800             3,389,833
KB Financial Group, Inc.                                 58,600             2,246,947
Samsung Electronics Co., Ltd.                            10,570             6,631,907
                                                                      ---------------
Total                                                                      12,268,687
-------------------------------------------------------------------------------------

SPAIN (1.3%)
Telefonica SA                                           722,200            13,376,892
-------------------------------------------------------------------------------------

SWEDEN (0.7%)
Electrolux AB, Series B                                 295,900             6,766,296
-------------------------------------------------------------------------------------

SWITZERLAND (4.1%)
Informa PLC                                           1,081,100             5,709,535
Novartis AG                                             423,280            20,516,328
Xstrata PLC                                           1,140,130            14,923,620
                                                                      ---------------
Total                                                                      41,149,483
-------------------------------------------------------------------------------------

TAIWAN (1.0%)
AU Optronics Corp.                                    5,294,000             4,689,783
Lite-On Technology Corp.                              2,615,000             2,867,014
United Microelectronics Corp.                         4,882,000(b)          2,149,712
                                                                      ---------------
Total                                                                       9,706,509
-------------------------------------------------------------------------------------

TURKEY (0.7%)
Turkiye Garanti Bankasi AS                              733,500             3,054,777
Turkiye Vakiflar Bankasi Tao, Series D                1,600,800             3,642,681
                                                                      ---------------
Total                                                                       6,697,458
-------------------------------------------------------------------------------------

UNITED KINGDOM (19.7%)
AstraZeneca PLC                                         481,000            22,668,047
BAE Systems PLC                                       2,231,800            10,383,116
Barclays PLC                                          3,261,700            13,013,865
BP PLC                                                2,487,700            11,904,254
British American Tobacco PLC                            484,800            15,379,346
Eurasian Natural Resources Corp., PLC                   172,100             2,189,069
FirstGroup PLC                                          506,100             2,746,096
Imperial Tobacco Group PLC                              407,600            11,384,052
Inchcape PLC                                          1,068,219(b)          3,901,713
Kazakhmys PLC                                           232,700             3,414,422
Marks & Spencer Group PLC                             1,871,200             9,214,605
Rentokil Initial PLC                                  3,490,900(b)          5,592,208
Rio Tinto PLC                                           396,800            17,418,235
Rolls-Royce Group PLC                                 1,201,900(b)         10,027,980
Royal Dutch Shell PLC, Series A                       1,104,200            27,753,603
Travis Perkins PLC                                      255,100(b)          2,773,902
Vodafone Group PLC                                   12,921,900            26,614,790
                                                                      ---------------
Total                                                                     196,379,303
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,001,430,244)                                                   $964,416,382
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.5%)
                                                       SHARES                VALUE(a)

RiverSource Short-Term Cash Fund, 0.276%             25,343,596(d)        $25,343,596
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $25,343,596)                                                       $25,343,596
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,026,773,840)(e)                                                $989,759,978
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Aerospace & Defense                                                        2.0%        $20,411,096
Auto Components                                                            0.3           3,017,989
Automobiles                                                                3.0          30,287,030
Beverages                                                                  1.6          16,026,287
Capital Markets                                                            1.4          14,144,256
Chemicals                                                                  1.4          14,193,034
Commercial Banks                                                          13.7         136,683,473
Commercial Services & Supplies                                             0.6           5,592,208
Communications Equipment                                                   1.1          10,509,179
Computers & Peripherals                                                    1.6          15,523,448
Construction & Engineering                                                 1.4          14,381,153
Construction Materials                                                     0.4           3,855,326
Consumer Finance                                                           0.9           9,059,910
Containers & Packaging                                                     0.2           2,032,913
Distributors                                                               0.4           3,901,713
Diversified Financial Services                                             0.2           2,194,770
Diversified Telecommunication Services                                     5.4          53,357,603
Electric Utilities                                                         3.7          37,064,772
Electronic Equipment, Instruments & Components                             0.5           4,689,783
Energy Equipment & Services                                                0.7           6,732,092
Food & Staples Retailing                                                   2.0          19,905,579
Food Products                                                              0.2           2,287,239


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  55

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - AllianceBernstein International Value Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY (CONTINUED)


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Gas Utilities                                                              0.7%         $7,293,419
Health Care Providers & Services                                           0.2           2,238,806
Household Durables                                                         2.7          26,943,660
Insurance                                                                  2.6          26,298,385
IT Services                                                                0.9           8,986,590
Machinery                                                                  0.9           8,786,868
Media                                                                      1.9          18,458,255
Metals & Mining                                                            7.1          70,454,631
Multiline Retail                                                           1.6          16,443,502
Multi-Utilities                                                            0.5           4,555,512
Office Electronics                                                         0.4           3,998,807
Oil, Gas & Consumable Fuels                                               10.1         100,110,916
Pharmaceuticals                                                            7.7          76,620,015
Real Estate Management & Development                                       2.4          24,174,730
Road & Rail                                                                1.8          17,537,079
Semiconductors & Semiconductor Equipment                                   0.9           8,781,619
Specialty Retail                                                           0.9           8,791,562
Textiles, Apparel & Luxury Goods                                           0.5           5,033,960
Tobacco                                                                    3.9          39,022,860
Trading Companies & Distributors                                           3.0          29,446,509
Wireless Telecommunication Services                                        3.5          34,587,844
Other(1)                                                                   2.5          25,343,596
--------------------------------------------------------------------------------------------------
Total                                                                                 $989,759,978
--------------------------------------------------------------------------------------------------


(1)  Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES

At June 30, 2010, $1,373,536 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.


FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
Euro STOXX 50                                       509           $15,982,061      Sept. 2010            $230,887



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Aug. 16, 2010                                    37,753,000       36,223,027          $770,838               $--
                                                       (CAD)            (USD)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                   109,798,000      135,879,233         1,585,686                --
                                                       (EUR)            (USD)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                     4,156,000        5,019,201                --           (63,988)
                                                       (EUR)            (USD)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                    21,362,565       24,534,000                --          (835,007)
                                                       (USD)            (AUD)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                    10,966,362       12,406,000           553,102                --
                                                       (USD)            (CHF)
----------------------------------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
56  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                  BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
----------------------------------------------------------------------------------------------------------------
Aug. 16, 2010                                    38,103,298       25,848,000          $503,493               $--
                                                       (USD)            (GBP)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                     7,136,036        4,766,000                --           (17,499)
                                                       (USD)            (GBP)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                    49,118,029      315,875,000                --          (695,104)
                                                       (USD)            (NOK)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                    31,059,792       44,217,000                --          (832,093)
                                                       (USD)            (NZD)
----------------------------------------------------------------------------------------------------------------

Aug. 16, 2010                                    37,823,438      292,381,000                --          (327,630)
                                                       (USD)            (SEK)
----------------------------------------------------------------------------------------------------------------
Total                                                                               $3,413,119       $(2,771,321)
----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt
     AUD  --   Australian Dollar
     CAD  --   Canadian Dollar
     CHF  --   Swiss Franc
     EUR  --   European Monetary Unit
     GBP  --   British Pound Sterling
     NOK  --   Norwegian Krone
     NZD  --   New Zealand Dollar
     SEK  --   Swedish Krona



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,026,774,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $12,038,000
     Unrealized depreciation                                                     (49,052,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(37,014,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  57

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - AllianceBernstein International Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                                   $--       $20,411,096         $--         $20,411,096
    Auto Components                                        --         3,017,989          --           3,017,989
    Automobiles                                            --        30,287,030          --          30,287,030
    Beverages                                              --        16,026,287          --          16,026,287
    Capital Markets                                        --        14,144,256          --          14,144,256
    Chemicals                                              --        14,193,034          --          14,193,034
    Commercial Banks                                9,049,755       127,633,718          --         136,683,473
    Commercial Services & Supplies                         --         5,592,208          --           5,592,208
    Communications Equipment                               --        10,509,179          --          10,509,179
    Computers & Peripherals                                --        15,523,448          --          15,523,448
    Construction & Engineering                             --        14,381,153          --          14,381,153
    Construction Materials                                 --         3,855,326          --           3,855,326


--------------------------------------------------------------------------------
58  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
    Consumer Finance                                      $--        $9,059,910         $--          $9,059,910
    Containers & Packaging                                 --         2,032,913          --           2,032,913
    Distributors                                           --         3,901,713          --           3,901,713
    Diversified Financial Services                         --         2,194,770          --           2,194,770
    Diversified Telecommunication Services                 --        53,357,603          --          53,357,603
    Electric Utilities                                     --        37,064,772          --          37,064,772
    Electronic Equipment, Instruments &
     Components                                            --         4,689,783          --           4,689,783
    Energy Equipment & Services                            --         6,732,092          --           6,732,092
    Food & Staples Retailing                               --        19,905,579          --          19,905,579
    Food Products                                          --         2,287,239          --           2,287,239
    Gas Utilities                                          --         7,293,419          --           7,293,419
    Health Care Providers & Services                       --         2,238,806          --           2,238,806
    Household Durables                                     --        26,943,660          --          26,943,660
    Insurance                                              --        26,298,385          --          26,298,385
    IT Services                                            --         8,986,590          --           8,986,590
    Machinery                                              --         8,786,868          --           8,786,868
    Media                                                  --        18,458,255          --          18,458,255
    Metals & Mining                                 7,323,358        63,131,273          --          70,454,631
    Multiline Retail                                       --        16,443,502          --          16,443,502
    Multi-Utilities                                        --         4,555,512          --           4,555,512
    Office Electronics                                     --         3,998,807          --           3,998,807
    Oil, Gas & Consumable Fuels                    28,166,099        71,944,817          --         100,110,916
    Pharmaceuticals                                        --        76,620,015          --          76,620,015
    Real Estate Management & Development                   --        24,174,730          --          24,174,730
    Road & Rail                                            --        17,537,079          --          17,537,079
    Semiconductors & Semiconductor
     Equipment                                             --         8,781,619          --           8,781,619
    Specialty Retail                                       --         8,791,562          --           8,791,562
    Textiles, Apparel & Luxury Goods                       --         5,033,960          --           5,033,960
    Tobacco                                                --        39,022,860          --          39,022,860
    Trading Companies & Distributors                       --        29,446,509          --          29,446,509
    Wireless Telecommunication Services                    --        34,587,844          --          34,587,844
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            44,539,212       919,877,170          --         964,416,382
---------------------------------------------------------------------------------------------------------------

Other
  Affiliated Money Market Fund(c)                  25,343,596                --          --          25,343,596
---------------------------------------------------------------------------------------------------------------
Total Other                                        25,343,596                --          --          25,343,596
---------------------------------------------------------------------------------------------------------------

Investments in Securities                          69,882,808       919,877,170          --         989,759,978
Other Financial Instruments(d)                        230,887           641,798          --             872,685
---------------------------------------------------------------------------------------------------------------
Total                                             $70,113,695      $920,518,968         $--        $990,632,663
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  59

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - AllianceBernstein International Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
60  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - American Century Diversified Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (93.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN AGENCIES (0.2%)(c)
Kreditanstalt fuer Wiederaufbau
 Government Guaranteed
 10-15-14                            4.125%           $2,290,000           $2,475,387
-------------------------------------------------------------------------------------

SOVEREIGN (0.7%)(c)
Brazilian Government International Bond
 Senior Unsecured
 01-15-19                            5.875             3,000,000            3,292,500
Bundesrepublik Deutschland
 (EUR)
 07-04-19                            3.500             3,230,000            4,275,338
United Mexican States
 03-19-19                            5.950             4,000,000            4,440,000
                                                                      ---------------
Total                                                                      12,007,838
-------------------------------------------------------------------------------------

TREASURY (0.3%)(c)
Italy Buoni Poliennali Del Tesoro
 (EUR)
 09-01-20                            4.000             4,150,000            5,053,909
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (41.5%)
Federal Home Loan Mortgage Corp.
 04-15-13                            1.625            19,000,000           19,287,261
 02-09-15                            2.875            27,500,000           28,647,273
 06-13-18                            4.875             5,500,000            6,222,832
Federal National Mortgage Association
 06-22-12                            1.250            25,000,000           25,238,175
 02-13-17                            5.000             7,000,000            7,956,242
 06-12-17                            5.375             7,500,000            8,738,798
 11-15-30                            6.625             6,500,000            8,452,971
U.S. Treasury
 06-30-11                            5.125            39,600,000           41,463,972
 11-30-11                            0.750            50,000,000           50,187,499
 04-30-12                            1.000           130,000,000          130,974,999
 05-15-13                            1.375           115,000,000          116,401,849
 04-30-15                            2.500            28,000,000           28,995,316
 02-15-16                            4.500                18,200               20,599
 12-31-16                            3.250           133,400,000          140,611,870
 11-15-27                            6.125            22,000,000           28,957,500
 02-15-40                            4.625            19,000,000           21,357,178
 05-15-40                            4.375            24,000,000           25,957,440
U.S. Treasury Inflation-Indexed Bond
 01-15-15                            1.625            14,841,710(e)        15,668,241
 01-15-20                            1.375             3,024,270(e)         3,097,226
                                                                      ---------------
Total                                                                     708,237,241
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (5.0%)(f)
Banc of America Commercial Mortgage, Inc.
 Series 2004-6 Class A3
 12-10-42                            4.512             6,500,000            6,646,725
Banc of America Commercial Mortgage, Inc.
 Series 2005-1 Class A3
 11-10-42                            4.877             1,804,631            1,819,191
Bank of America-First Union NB Commercial Mortgage
 Series 2001-3 Class A2
 04-11-37                            5.464             4,083,124            4,201,434
GMAC Commercial Mortgage Securities, Inc.
 Series 2000-C3 Class A2
 09-15-35                            6.957             4,968,986            5,006,616
GMAC Commercial Mortgage Securities, Inc.
 Series 2003-C3 Class A3
 04-10-40                            4.646             4,042,212            4,101,111
GS Mortgage Securities Corp. II
 Series 2005-GG4 Class A4
 07-10-39                            4.761             5,500,000            5,586,278
GS Mortgage Securities Corp. II
 Series 2005-GG4 Class A4A
 07-10-39                            4.751             3,705,000            3,833,069
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2001-CIB2 Class A3
 04-15-35                            6.429             5,011,307            5,166,697
LB-UBS Commercial Mortgage Trust
 Series 2003-C7 Class A3
 09-15-27                            4.559             7,975,000            8,018,862
LB-UBS Commercial Mortgage Trust
 Series 2004-C1 Class A4
 01-15-31                            4.568             5,100,000            5,248,155
LB-UBS Commercial Mortgage Trust
 Series 2004-C7 Class A5
 10-15-29                            4.628             5,141,000            5,327,628
Morgan Stanley Capital I
 Series 2005-HQ6 Class A2A
 08-13-42                            4.882             1,250,000            1,259,302
Salomon Brothers Mortgage Securities VII, Inc.
 Series 2000-C3 Class A2
 12-18-33                            6.592             1,309,662            1,312,488
Wachovia Bank Commercial Mortgage Trust
 Series 2004-C11 Class A4
 01-15-41                            5.030               760,000              777,612
Wachovia Bank Commercial Mortgage Trust
 Series 2004-C14 Class A2
 08-15-41                            4.368             5,060,280            5,084,188
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A5
 07-15-42                            5.087             4,000,000            4,077,388
Wachovia Bank Commercial Mortgage Trust
 Series 2005-C20 Class A6A
 07-15-42                            5.110             6,962,000            7,230,475
Wachovia Bank Commercial Mortgage Trust
 Series 2006-C23 Class A4
 01-15-45                            5.418             9,865,000           10,286,603
                                                                      ---------------
Total                                                                      84,983,822
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (23.0%)(f)
Chase Mortgage Financial Corp.
 CMO Series 2006-S4 Class A3
 12-25-36                            6.000             3,423,453            3,155,487
CitiCorp Mortgage Securities, Inc.
 CMO Series 2003-6 Class 1A2
 05-25-33                            4.500             3,110,133            3,136,572
Countrywide Home Loan Mortgage Pass-Through Trust
 CMO Series 2003-35 Class 1A3
 09-25-18                            5.000             3,868,795            4,004,276
Federal Home Loan Mortgage Corp. #A39586
 11-01-35                            5.500             5,411,749            5,827,270
Federal Home Loan Mortgage Corp. #C79583
 06-01-33                            5.000             6,554,924            6,967,952
Federal Home Loan Mortgage Corp. #G01665
 03-01-34                            5.500            14,871,693           16,055,388
Federal Home Loan Mortgage Corp. #G05460
 08-01-38                            5.500            11,509,328           12,393,029
Federal Home Loan Mortgage Corp. #G12868
 11-01-22                            5.000            10,753,534           11,481,918
Federal Home Loan Mortgage Corp.
 CMO Series 2702 Class AB
 07-15-27                            4.500             5,753,315            5,868,867
Federal National Mortgage Association
 07-01-40                            6.500             7,000,000(b)         7,666,092
Federal National Mortgage Association #254693
 04-01-33                            5.500            11,866,665           12,798,198
Federal National Mortgage Association #357399
 06-01-33                            5.500             9,656,759           10,414,814
Federal National Mortgage Association #555531
 06-01-33                            5.500             8,467,575(b)         9,132,280
Federal National Mortgage Association #555587
 07-01-33                            4.500             5,662,314            5,938,528
Federal National Mortgage Association #555956
 12-01-33                            5.500            18,983,539           20,473,746
Federal National Mortgage Association #725027
 11-01-33                            5.000            16,173,506           17,200,187
Federal National Mortgage Association #725221
 01-01-34                            5.500            16,456,903(b)        17,748,770
Federal National Mortgage Association #725232
 03-01-34                            5.000             5,139,607            5,465,865
Federal National Mortgage Association #725542
 04-01-34                            5.500             9,711,089           10,473,410
Federal National Mortgage Association #725762
 08-01-34                            6.000             6,797,752            7,487,511
Federal National Mortgage Association #735061
 11-01-34                            6.000             9,731,276           10,676,121
Federal National Mortgage Association #735383
 04-01-35                            5.000            15,110,686(b)        16,058,095
Federal National Mortgage Association #735667
 07-01-35                            5.000             8,694,692            9,239,832
Federal National Mortgage Association #740258
 09-01-33                            4.500             5,762,924            6,044,047


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  61

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #779005
 04-01-34                            5.000%          $16,020,665(b)       $17,025,128
Federal National Mortgage Association #995024
 08-01-37                            5.500             5,180,887            5,579,492
Government National Mortgage Association
 07-01-40                            6.000             7,000,000(b)         7,627,816
Government National Mortgage Association #4496
 07-20-39                            5.000             9,371,157(b)         9,987,518
 07-20-39                            5.000            19,398,295           20,674,162
Government National Mortgage Association #704875
 02-15-40                            4.500             3,480,691            3,633,732
Government National Mortgage Association #711230
 03-15-40                            5.000             4,981,926            5,320,697
Government National Mortgage Association #737182
 04-15-40                            4.500            23,908,359           24,959,580
Government National Mortgage Association #737289
 05-15-40                            4.500            18,972,649(b)        19,806,853
JP Morgan Mortgage Trust
 CMO Series 2004-S2 Class 1A3
 11-25-19                            4.750             3,325,217            3,346,542
JP Morgan Mortgage Trust
 CMO Series 2005-A4 Class 2A1
 07-25-35                            2.966             3,511,994(i)         3,126,754
JP Morgan Mortgage Trust
 CMO Series 2005-S2 Class 3A1
 02-25-32                            6.740             4,224,322(i)         4,243,483
Provident Funding Mortgage Loan Trust
 CMO Series 2005-1 Class 2A1
 05-25-35                            2.998             4,575,994(i)         4,175,358
WaMu Mortgage Pass-Through Certificates
 CMO Series 2003-S8 Class A2
 09-25-18                            5.000             3,180,937            3,268,721
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-12 Class A1
 11-25-18                            4.750             3,701,654            3,862,479
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2004-4 Class A9
 05-25-34                            5.500             4,193,321            4,212,069
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-5 Class 1A1
 05-25-20                            5.000             2,084,022            2,081,165
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2005-AR2 Class 2A2
 03-25-35                            2.877             4,487,145(i)         4,038,430
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2006-3 Class A9
 03-25-36                            5.500             4,215,457            4,040,790
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2006-9 Class 1A15
 08-25-36                            6.000             3,835,752            3,669,568
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2006-10 Class A19
 08-25-36                            6.000             2,629,844            2,464,687
                                                                      ---------------
Total                                                                     392,853,279
-------------------------------------------------------------------------------------

AEROSPACE & DEFENSE (0.2%)
L-3 Communications Corp.
 01-15-15                            5.875             2,000,000            1,975,000
Lockheed Martin Corp.
 Senior Unsecured
 11-15-39                            5.500             2,000,000            2,133,668
                                                                      ---------------
Total                                                                       4,108,668
-------------------------------------------------------------------------------------

AUTOMOTIVE (0.1%)
Nissan Motor Acceptance Corp.
 Senior Unsecured
 01-30-13                            3.250             1,000,000(d)         1,021,075
-------------------------------------------------------------------------------------

BANKING (4.2%)
American Express Centurion Bank
 Senior Unsecured
 09-13-17                            6.000             3,000,000            3,296,571
American Express Co.
 Senior Unsecured
 05-20-14                            7.250             1,500,000            1,704,945
Barclays Bank PLC
 Senior Unsecured
 09-22-16                            5.000             1,500,000(c)         1,538,622
BB&T Corp.
 Senior Unsecured
 04-30-14                            5.700               122,000              133,976
Capital One Bank USA
 Subordinated Notes
 07-15-19                            8.800             1,000,000            1,248,411
Citigroup, Inc.
 Senior Unsecured
 12-13-13                            6.000             1,500,000            1,573,670
 01-15-15                            6.010             5,000,000            5,244,414
 05-19-15                            4.750             2,000,000            1,998,940
 05-15-18                            6.125             1,500,000            1,565,523
 07-15-39                            8.125               750,000              894,733
Credit Suisse
 Senior Unsecured
 05-01-14                            5.500             1,560,000(c)         1,705,610
 03-23-15                            3.500             3,000,000(c)         3,026,103
Deutsche Bank AG
 Senior Unsecured
 08-18-14                            3.875             2,000,000(c)         2,065,984
Fifth Third Bancorp
 Senior Unsecured
 05-01-13                            6.250             1,500,000            1,631,955
HSBC Bank PLC
 Senior Notes
 06-28-15                            3.500               890,000(c,d)         899,670
HSBC Holdings PLC
 Subordinated Notes
 06-01-38                            6.800               750,000(c)           808,261
JPMorgan Chase & Co.
 Senior Unsecured
 01-20-15                            3.700             6,000,000            6,137,069
 01-15-18                            6.000             1,500,000            1,656,353
 03-25-20                            4.950             2,900,000            3,013,825
Morgan Stanley
 Senior Unsecured
 11-20-14                            4.200             1,000,000              987,438
 04-28-15                            6.000             1,800,000            1,881,135
 04-01-18                            6.625             2,000,000            2,096,268
 09-23-19                            5.625             2,000,000            1,931,381
PNC Bank NA
 Subordinated Notes
 12-07-17                            6.000             2,200,000            2,399,144
PNC Funding Corp.
 Bank Guaranteed
 09-21-15                            4.250               500,000              522,754
Regions Financial Corp.
 Senior Unsecured
 06-15-15                            5.750               620,000              616,078
The Goldman Sachs Group, Inc.
 Senior Unsecured
 01-15-15                            5.125             3,950,000            4,149,218
 02-15-19                            7.500             2,500,000            2,794,279
 03-15-20                            5.375             4,300,000            4,248,899
UBS AG
 Senior Unsecured
 12-20-17                            5.875             2,500,000(c)         2,646,190
US Bancorp
 Senior Notes
 06-14-13                            2.000               670,000              677,265
Wells Fargo & Co.
 Senior Notes
 04-15-15                            3.625             3,000,000            3,065,319
Wells Fargo & Co.
 Senior Unsecured
 12-11-17                            5.625             3,000,000            3,279,576
                                                                      ---------------
Total                                                                      71,439,579
-------------------------------------------------------------------------------------

BROKERAGE (--%)
Jefferies Group, Inc.
 Senior Unsecured
 04-15-21                            6.875               500,000              501,297
-------------------------------------------------------------------------------------

CHEMICALS (0.4%)
CF Industries, Inc.
 05-01-18                            6.875             2,000,000            2,030,000
The Dow Chemical Co.
 Senior Unsecured
 08-15-12                            4.850               500,000              527,428
 05-15-19                            8.550             2,500,000            3,060,282
The Mosaic Co.
 Senior Unsecured
 12-01-16                            7.625             1,000,000(d)         1,080,040
                                                                      ---------------
Total                                                                       6,697,750
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
John Deere Capital Corp.
 Senior Unsecured
 06-17-13                            1.875             1,000,000            1,005,420
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
62  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (0.1%)
Corrections Corp. of America
 06-01-17                            7.750%           $2,000,000           $2,075,000
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (0.2%)
Hasbro, Inc.
 Senior Unsecured
 03-15-40                            6.350             1,000,000            1,018,753
Jarden Corp.
 05-01-16                            8.000             2,000,000            2,055,000
                                                                      ---------------
Total                                                                       3,073,753
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (0.6%)
General Electric Co.
 Senior Unsecured
 02-01-13                            5.000             3,000,000            3,217,202
 12-06-17                            5.250             2,300,000            2,501,034
Honeywell International, Inc.
 Senior Unsecured
 03-01-18                            5.300             1,365,000            1,558,717
United Technologies Corp.
 Senior Unsecured
 07-15-38                            6.125               720,000              842,607
 04-15-40                            5.700             2,000,000            2,232,684
                                                                      ---------------
Total                                                                      10,352,244
-------------------------------------------------------------------------------------

ELECTRIC (1.2%)
CMS Energy Corp.
 Senior Unsecured
 06-15-19                            8.750             2,000,000            2,205,000
Consolidated Edison Co of New York, Inc.
 Senior Unsecured
 07-01-12                            5.625             1,700,000            1,841,212
Dominion Resources, Inc.
 Senior Unsecured
 06-15-18                            6.400             2,590,000            2,999,176
Duke Energy Corp.
 Senior Unsecured
 09-15-14                            3.950             3,000,000            3,154,278
Exelon Generation Co. LLC
 Senior Unsecured
 10-01-19                            5.200             1,000,000            1,063,783
FirstEnergy Solutions Corp.
 08-15-21                            6.050             1,500,000            1,529,916
Florida Power Corp.
 1st Mortgage
 09-15-37                            6.350             1,000,000            1,183,678
Pacific Gas & Electric Co.
 Senior Unsecured
 03-01-14                            4.800             1,000,000            1,083,608
 03-01-37                            5.800             4,300,000            4,673,447
PacifiCorp
 1st Mortgage
 01-15-39                            6.000             1,000,000            1,148,746
                                                                      ---------------
Total                                                                      20,882,844
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.7%)
Time Warner, Inc.
 05-01-12                            6.875             2,055,000            2,238,807
 03-15-20                            4.875             2,000,000            2,062,544
 05-01-32                            7.700             1,500,000            1,809,051
Viacom, Inc.
 Senior Unsecured
 04-30-16                            6.250             4,500,000            5,104,116
 04-30-36                            6.875             1,000,000            1,132,068
                                                                      ---------------
Total                                                                      12,346,586
-------------------------------------------------------------------------------------

ENVIRONMENTAL (0.3%)
Republic Services, Inc.
 03-01-20                            5.000             2,000,000(d)         2,073,834
 03-01-40                            6.200             1,000,000(d)         1,072,559
Waste Management, Inc.
 06-30-20                            4.750             2,000,000            2,056,050
                                                                      ---------------
Total                                                                       5,202,443
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (1.2%)
Anheuser-Busch InBev Worldwide, Inc.
 10-15-12                            3.000             2,000,000            2,053,096
 11-15-19                            6.875             3,000,000(d)         3,459,743
 04-15-20                            5.000             1,900,000(d)         1,986,517
Campbell Soup Co.
 Senior Unsecured
 07-15-17                            3.050               560,000(b)           558,382
Dr Pepper Snapple Group, Inc.
 05-01-18                            6.820             2,000,000            2,385,322
General Mills, Inc.
 Senior Unsecured
 08-15-13                            5.250             3,000,000            3,308,982
Kellogg Co.
 Senior Unsecured
 05-30-16                            4.450             1,000,000            1,092,459
Kraft Foods, Inc.
 Senior Unsecured
 02-10-20                            5.375             1,900,000            2,035,947
 02-09-40                            6.500             2,500,000            2,770,929
Mead Johnson Nutrition Co.
 Senior Unsecured
 11-01-14                            3.500             1,500,000(d)         1,552,917
                                                                      ---------------
Total                                                                      21,204,294
-------------------------------------------------------------------------------------

GAMING (0.1%)
International Game Technology
 Senior Unsecured
 06-15-20                            5.500             1,000,000            1,031,620
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.1%)
Sempra Energy
 Senior Unsecured
 06-01-16                            6.500             1,675,000            1,922,059
-------------------------------------------------------------------------------------

GAS PIPELINES (1.0%)
El Paso Corp.
 Senior Unsecured
 06-01-18                            7.250             2,500,000            2,512,500
Enbridge Energy Partners LP
 Senior Unsecured
 03-15-20                            5.200             2,000,000            2,060,806
Enterprise Products Operating LLC
 06-01-15                            3.700             1,000,000            1,011,599
 09-01-20                            5.200             3,940,000            4,046,422
Kinder Morgan Energy Partners LP
 Senior Unsecured
 02-15-20                            6.850             2,000,000            2,276,160
 09-01-39                            6.500               500,000              515,256
Magellan Midstream Partners LP
 Senior Unsecured
 07-15-19                            6.550             1,000,000            1,123,050
Plains All American Pipeline LP/Finance Corp.
 09-01-12                            4.250               800,000              835,806
 05-01-19                            8.750             2,000,000            2,387,302
Williams Partners LP
 Senior Unsecured
 02-15-15                            3.800               250,000(d)           251,623
                                                                      ---------------
Total                                                                      17,020,524
-------------------------------------------------------------------------------------

HEALTH CARE (1.0%)
Baxter International, Inc.
 Senior Unsecured
 03-01-14                            4.000             1,500,000            1,614,527
Boston Scientific Corp.
 Senior Unsecured
 01-15-15                            4.500             1,000,000              982,334
CareFusion Corp.
 Senior Unsecured
 08-01-12                            4.125               850,000              887,908
Covidien International Finance SA
 06-15-13                            1.875             2,000,000(c)         2,007,680
Express Scripts, Inc.
 06-15-12                            5.250             2,500,000            2,670,818
 06-15-19                            7.250             3,323,000            4,042,540
HCA, Inc.
 Senior Secured
 02-15-20                            7.875             2,000,000            2,057,500
Medco Health Solutions, Inc.
 Senior Unsecured
 08-15-13                            7.250             2,269,000            2,617,598
                                                                      ---------------
Total                                                                      16,880,905
-------------------------------------------------------------------------------------

HOME CONSTRUCTION (--%)
Toll Brothers Finance Corp.
 11-01-19                            6.750               500,000              490,145
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (0.5%)
Anadarko Petroleum Corp.
 Senior Unsecured
 09-15-16                            5.950             1,000,000              860,697
Nexen, Inc.
 Senior Unsecured
 07-30-19                            6.200             3,000,000(c)         3,368,315
Talisman Energy, Inc.
 Senior Unsecured
 06-01-19                            7.750             1,900,000(c)         2,332,596


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  63

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Diversified Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
INDEPENDENT ENERGY (CONT.)
XTO Energy, Inc.
 Senior Unsecured
 12-15-18                            6.500%           $2,035,000           $2,469,532
                                                                      ---------------
Total                                                                       9,031,140
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.6%)
ConocoPhillips
 02-01-19                            5.750             4,000,000            4,575,269
Hess Corp.
 Senior Unsecured
 01-15-40                            6.000               940,000              971,816
Shell International Finance BV
 06-28-15                            3.100             3,000,000(c)         3,046,425
 09-22-15                            3.250             1,225,000(c)         1,251,821
                                                                      ---------------
Total                                                                       9,845,331
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.4%)
Hartford Financial Services Group, Inc.
 Senior Unsecured
 03-30-20                            5.500             1,000,000              970,591
MetLife, Inc.
 Senior Unsecured
 06-01-16                            6.750             1,500,000            1,697,024
Prudential Financial, Inc.
 Senior Unsecured
 09-17-12                            3.625               750,000              772,479
 06-15-19                            7.375             2,500,000            2,894,887
                                                                      ---------------
Total                                                                       6,334,981
-------------------------------------------------------------------------------------

MEDIA CABLE (1.0%)
Comcast Corp.
 03-01-20                            5.150             5,000,000            5,234,745
DIRECTV Holdings LLC
 03-15-15                            3.550             3,000,000            3,019,905
DISH DBS Corp.
 10-01-13                            7.000               550,000              566,500
Time Warner Cable, Inc.
 07-02-12                            5.400             2,200,000            2,349,985
 07-01-18                            6.750             3,000,000            3,443,634
Virgin Media Secured Finance PLC
 Senior Secured
 01-15-18                            6.500             2,000,000(c,d)       1,964,387
                                                                      ---------------
Total                                                                      16,579,156
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.6%)
CBS Corp.
 04-15-20                            5.750             2,750,000            2,951,646
 05-15-33                            5.500               750,000              688,799
Gannett Co., Inc.
 11-15-17                            9.375               300,000(d)           315,750
News America, Inc.
 08-15-39                            6.900             2,250,000            2,582,186
Omnicom Group, Inc.
 Senior Unsecured
 04-15-16                            5.900             2,000,000            2,274,684
The Interpublic Group of Companies, Inc.
 Senior Unsecured
 07-15-17                           10.000             1,500,000            1,653,750
                                                                      ---------------
Total                                                                      10,466,815
-------------------------------------------------------------------------------------

METALS (0.9%)
Anglo American Capital PLC
 04-08-19                            9.375             1,000,000(c,d)       1,286,193
AngloGold Ashanti Holdings PLC
 04-15-20                            5.375               500,000(c)           507,631
ArcelorMittal
 Senior Unsecured
 06-01-19                            9.850             1,480,000(c)         1,849,469
Barrick Gold Corp.
 Senior Unsecured
 04-01-19                            6.950             2,000,000(c)         2,398,078
Freeport-McMoRan Copper & Gold, Inc.
 Senior Unsecured
 04-01-17                            8.375             1,500,000            1,650,000
Newmont Mining Corp.
 10-01-39                            6.250             2,000,000            2,182,636
Rio Tinto Finance USA Ltd.
 07-15-13                            5.875             2,000,000(c)         2,191,304
 05-01-19                            9.000               750,000(c)           985,031
Teck Resources Ltd
 Senior Secured
 05-15-19                           10.750             2,000,000(c)         2,450,599
Vale Overseas Ltd
 09-15-19                            5.625               500,000(c)           527,552
                                                                      ---------------
Total                                                                      16,028,493
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
SLM Corp.
 Senior Unsecured
 01-15-13                            5.375             1,000,000              969,708
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.5%)
General Electric Capital Corp.
 Senior Unsecured
 11-14-14                            3.750             4,000,000            4,091,932
 09-15-17                            5.625             2,000,000            2,137,670
 01-08-20                            5.500             2,500,000            2,640,885
                                                                      ---------------
Total                                                                       8,870,487
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.1%)
Weatherford International Ltd.
 03-01-19                            9.625             1,500,000(c)         1,806,287
-------------------------------------------------------------------------------------

PACKAGING (0.2%)
Ball Corp.
 09-15-20                            6.750             2,500,000            2,506,250
-------------------------------------------------------------------------------------

PAPER (0.2%)
International Paper Co.
 Senior Unsecured
 05-15-19                            9.375             2,180,000            2,815,671
 11-15-39                            7.300             1,000,000            1,102,731
                                                                      ---------------
Total                                                                       3,918,402
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.0%)
Abbott Laboratories
 Senior Unsecured
 05-27-20                            4.125             2,800,000            2,933,227
 05-27-40                            5.300               470,000              493,234
Pfizer, Inc.
 Senior Unsecured
 03-15-39                            7.200             1,400,000            1,823,875
Roche Holdings, Inc.
 03-01-12                            4.500             5,000,000(d)         5,265,129
 03-01-19                            6.000             3,500,000(d)         4,077,126
Teva Pharmaceutical Finance III LLC
 06-15-12                            1.500             3,000,000            3,011,403
Watson Pharmaceuticals, Inc.
 Senior Unsecured
 08-15-14                            5.000               250,000              267,784
                                                                      ---------------
Total                                                                      17,871,778
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
The Allstate Corp.
 Senior Unsecured
 05-16-19                            7.450             3,000,000            3,535,686
The Travelers Companies, Inc.
 Senior Unsecured
 06-02-19                            5.900             1,250,000            1,387,910
                                                                      ---------------
Total                                                                       4,923,596
-------------------------------------------------------------------------------------

RAILROADS (0.2%)
CSX Corp.
 Senior Unsecured
 03-15-13                            5.750             1,000,000            1,092,922
 02-01-19                            7.375             1,500,000            1,837,301
Union Pacific Corp.
 Senior Unsecured
 02-15-14                            5.125             1,000,000            1,094,039
                                                                      ---------------
Total                                                                       4,024,262
-------------------------------------------------------------------------------------

REFINING (0.1%)
Motiva Enterprises LLC
 01-15-20                            5.750               990,000(d)         1,089,319
-------------------------------------------------------------------------------------

REITS (0.4%)
ProLogis
 Senior Unsecured
 10-30-19                            7.375               500,000              489,686
 03-15-20                            6.875               500,000              472,586
Reckson Operating Partnership LP
 Senior Unsecured
 03-15-20                            7.750             1,000,000(d)           980,350
Simon Property Group LP
 Senior Unsecured
 02-01-20                            5.650             3,900,000            4,130,322
                                                                      ---------------
Total                                                                       6,072,944
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
64  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESTAURANTS (0.2%)
Yum! Brands, Inc.
 Senior Unsecured
 03-15-18                            6.250%             $950,000           $1,090,781
 09-15-19                            5.300             1,718,000            1,847,197
                                                                      ---------------
Total                                                                       2,937,978
-------------------------------------------------------------------------------------

RETAILERS (0.7%)
CVS Caremark Corp.
 03-15-19                            6.600             3,500,000            4,072,879
Home Depot, Inc.
 Senior Unsecured
 03-01-16                            5.400             3,230,000            3,595,032
Wal-Mart Stores, Inc.
 04-01-40                            5.625             3,500,000            3,819,204
                                                                      ---------------
Total                                                                      11,487,115
-------------------------------------------------------------------------------------

SUPERMARKETS (0.2%)
Delhaize Group SA
 06-15-17                            6.500             1,067,000(c)         1,229,504
Safeway, Inc.
 Senior Unsecured
 08-15-12                            5.800             2,000,000            2,172,728
                                                                      ---------------
Total                                                                       3,402,232
-------------------------------------------------------------------------------------

TECHNOLOGY (0.6%)
Cisco Systems, Inc.
 Senior Unsecured
 02-15-39                            5.900             1,900,000            2,111,975
Jabil Circuit, Inc.
 Senior Unsecured
 07-15-16                            7.750             2,000,000            2,090,000
Oracle Corp.
 Senior Unsecured
 07-08-19                            5.000             2,800,000            3,106,046
Xerox Corp.
 Senior Unsecured
 02-15-15                            4.250             2,850,000            2,950,594
                                                                      ---------------
Total                                                                      10,258,615
-------------------------------------------------------------------------------------

TOBACCO (0.2%)
Altria Group, Inc.
 08-06-19                            9.250             3,180,000            3,968,977
-------------------------------------------------------------------------------------

WIRELESS (0.8%)
America Movil SAB de CV
 03-30-20                            5.000             2,000,000(c,d)       2,066,346
American Tower Corp
 Senior Unsecured
 04-01-15                            4.625             2,000,000            2,080,474
Cellco Partnership / Verizon Wireless Capital LLC
 Senior Unsecured
 11-15-18                            8.500             3,400,000            4,420,473
SBA Telecommunications, Inc.
 08-15-19                            8.250             2,000,000(d)         2,105,000
Vodafone Group PLC
 Senior Unsecured
 12-16-13                            5.000             2,800,000(c)         3,032,691
                                                                      ---------------
Total                                                                      13,704,984
-------------------------------------------------------------------------------------

WIRELINES (1.0%)
AT&T, Inc.
 Senior Unsecured
 09-15-14                            5.100             1,000,000            1,109,342
 02-15-39                            6.550             2,500,000            2,800,228
Deutsche Telekom International Finance BV
 07-22-13                            5.250             4,000,000(c)         4,310,659
New Communications Holdings, Inc.
 Senior Notes
 04-15-20                            8.500             1,980,000(d)         1,994,850
Telecom Italia Capital SA
 06-04-18                            6.999             2,100,000(c)         2,236,842
Verizon Communications, Inc.
 Senior Unsecured
 04-01-19                            6.350             2,500,000            2,892,843
Windstream Corp.
 11-01-17                            7.875             1,500,000            1,464,375
                                                                      ---------------
Total                                                                      16,809,139
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,571,173,965)                                                 $1,585,715,671
-------------------------------------------------------------------------------------



MUNICIPAL BONDS (2.1%)
                                    COUPON           PRINCIPAL
ISSUE DESCRIPTION                    RATE              AMOUNT                VALUE(a)

Bay Area Toll Authority
 Revenue Bonds
 Build America Bonds
 Series 2010-S1
 04-01-40                            6.918%           $1,000,000(b)        $1,006,880
City of New York
 Unlimited General Obligation Bonds
 Build America Bonds
 Series 2010
 06-01-40                            5.846             2,000,000            2,063,520
Kentucky Turnpike Authority
 Revenue Bonds
 Build America Bonds
 Series 2010B
 07-01-30                            5.722             2,050,000            2,106,355
Metropolitan Atlanta Rapid Transit Authority
 Refunding Revenue Bonds
 Series 2007A (NPFGC/FGIC)
 07-01-32                            5.250            13,980,000(h)        15,922,101
Missouri Highway & Transportation Commission
 Revenue Bonds
 Build America Bonds
 Series 2009
 05-01-33                            5.445             1,000,000            1,055,900
Municipal Electric Authority of Georgia
 Revenue Bonds
 Build America Bonds
 Series 2010
 04-01-57                            6.637             1,000,000              986,240
New Jersey State Turnpike Authority
 Revenue Bonds
 Build America Bonds
 Taxable Plant
 Series 2009
 01-01-40                            7.414               775,000              976,826
New York City Municipal Water Finance Authority
 Revenue Bonds
 Build America Bonds
 Series 2010
 06-15-42                            5.724             2,000,000            2,076,260
New York State Dormitory Authority
 Revenue Bonds
 Build America Bonds
 Series 2010
 03-15-40                            5.600             1,000,000            1,023,350
San Francisco City & County Public Utilities Commission
 Revenue Bonds
 Build America Bonds
 Series 2010
 11-01-40                            6.000             1,500,000            1,550,460
State of California
 Unlimited General Obligation Bonds
 Build America Bonds
 Series 2009
 10-01-39                            7.300             1,000,000            1,052,120
State of Illinois
 Unlimited General Obligation
 Taxable Pension Bonds
 Series 2003
 06-01-33                            5.100             2,000,000            1,583,600
State of Washington
 Unlimited General Obligation Bonds
 Build America Bonds
 Series 2010
 08-01-40                            5.140             3,000,000            3,043,950
University of Texas
 Revenue Bonds
 Build America Bonds
 Series 2010D
 08-15-42                            5.134             2,000,000            2,058,780
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $36,257,516)                                                       $36,506,342
-------------------------------------------------------------------------------------



FDIC-INSURED DEBT (2.1%)(g)
                                                       AMOUNT
                                    COUPON           PAYABLE AT
ISSUER                               RATE             MATURITY               VALUE(a)

Ally Financial, Inc.
 FDIC Government Guaranty
 10-30-12                            1.750%          $10,000,000          $10,173,500


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  65

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Diversified Bond Fund

FDIC-INSURED DEBT (CONTINUED)
                                                       AMOUNT
                                    COUPON           PAYABLE AT
ISSUER                               RATE             MATURITY               VALUE(a)
General Electric Capital Corp.
 FDIC Government Guaranty
 12-28-12                            2.625%          $10,000,000          $10,388,691
JPMorgan Chase & Co
 FDIC Government Guaranty
 06-15-12                            2.200             7,000,000            7,192,682
KeyBank
 FDIC Government Guaranty
 06-15-12                            3.200             7,500,000            7,846,253
-------------------------------------------------------------------------------------
TOTAL FDIC-INSURED DEBT
(Cost: $35,468,870)                                                       $35,601,126
-------------------------------------------------------------------------------------





MONEY MARKET FUND (7.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%            126,514,845(j)       $126,514,845
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $126,514,845)                                                     $126,514,845
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,769,415,196)(k)                                              $1,784,397,984
=====================================================================================



INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                  CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                    BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
------------------------------------------------------------------------------------------------------------------
July 30, 2010                                      7,760,303        9,592,666          $101,960                $--
                                                        (EUR)            (USD)
------------------------------------------------------------------------------------------------------------------
Total                                                                                  $101,960                $--
------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     CMO  --   Collateralized Mortgage Obligation
     EUR  --   European Monetary Unit



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $106,616,532. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.29% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $34,542,428 or 2.03% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount disclosed represents the original face.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) This debt is guaranteed under the FDIC's Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(h) The following abbreviations are used in the portfolio security descriptions to identify the insurer and/or guarantor of the issue:

     FGIC   --   Financial Guaranty Insurance Company
     NPFGC  --   National Public Finance Guarantee Corporation


(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(j) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(k) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,769,415,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $16,069,000
     Unrealized depreciation                                                     (1,086,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $14,983,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
66  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  67

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Diversified Bond Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                            $--         $19,537,134         $--           $19,537,134
  U.S. Government Obligations & Agencies        584,928,222         123,309,019          --           708,237,241
  Commercial Mortgage-Backed Securities                  --          84,983,822          --            84,983,822
  Residential Mortgage-Backed Securities                 --         392,853,279          --           392,853,279
  Corporate Debt Securities                              --         380,164,195          --           380,164,195
  Municipal Bonds                                        --          36,506,342          --            36,506,342
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                     584,928,222       1,037,353,791          --         1,622,282,013
-----------------------------------------------------------------------------------------------------------------
Other
  FDIC-Insured Debt Securities                           --          35,601,126          --            35,601,126
  Affiliated Money Market Fund(b)               126,514,845                  --          --           126,514,845
-----------------------------------------------------------------------------------------------------------------
Total Other                                     126,514,845          35,601,126          --           162,115,971
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                       711,443,067      $1,072,954,917          --        $1,784,397,984
Other Financial Instruments(c)                           --             101,960          --               101,960
-----------------------------------------------------------------------------------------------------------------
Total                                          $711,443,067      $1,073,056,877         $--        $1,784,499,944
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(c) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
68  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - American Century Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.3%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.2%)
Honeywell International, Inc.                          280,568            $10,950,569
Rockwell Collins, Inc.                                 361,197             19,190,397
                                                                      ---------------
Total                                                                      30,140,966
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.8%)
United Parcel Service, Inc., Class B                   421,781             23,995,121
-------------------------------------------------------------------------------------

AUTO COMPONENTS (1.3%)
BorgWarner, Inc.                                       466,412(b)          17,415,824
-------------------------------------------------------------------------------------

AUTOMOBILES (0.6%)
Ford Motor Co.                                         847,062(b)           8,538,385
-------------------------------------------------------------------------------------

BEVERAGES (3.5%)
PepsiCo, Inc.                                          281,417             17,152,366
The Coca-Cola Co.                                      604,777             30,311,423
                                                                      ---------------
Total                                                                      47,463,789
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.0%)
Alexion Pharmaceuticals, Inc.                           82,922(b)           4,244,777
Amgen, Inc.                                            195,001(b)          10,257,053
Gilead Sciences, Inc.                                  376,736(b)          12,914,510
                                                                      ---------------
Total                                                                      27,416,340
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.7%)
BlackRock, Inc.                                         49,383              7,081,522
The Charles Schwab Corp.                               884,026             12,535,489
The Goldman Sachs Group, Inc.                           26,009              3,414,201
                                                                      ---------------
Total                                                                      23,031,212
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
PPG Industries, Inc.                                   261,661             15,806,941
Sigma-Aldrich Corp.                                    188,951              9,415,428
                                                                      ---------------
Total                                                                      25,222,369
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.8%)
Wells Fargo & Co.                                      418,405             10,711,168
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.5%)
Arris Group, Inc.                                      325,238(b)           3,314,175
Cisco Systems, Inc.                                  1,103,275(b)          23,510,791
F5 Networks, Inc.                                      149,416(b)          10,245,455
QUALCOMM, Inc.                                         230,441              7,567,682
Tellabs, Inc.                                          450,583              2,879,225
                                                                      ---------------
Total                                                                      47,517,328
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.4%)
Apple, Inc.                                            251,583(b)          63,280,671
EMC Corp.                                            1,461,300(b)          26,741,790
Hewlett-Packard Co.                                    710,686             30,758,490
Lexmark International, Inc., Class A                   248,590(b)           8,210,928
NetApp, Inc.                                            88,631(b)           3,306,823
QLogic Corp.                                           365,327(b)           6,071,735
                                                                      ---------------
Total                                                                     138,370,437
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.7%)
American Express Co.                                   574,784             22,818,925
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
CBOE Holdings, Inc.                                     65,763(b)           2,140,586
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Emerson Electric Co.                                   198,959              8,692,519
Rockwell Automation, Inc.                              344,507             16,911,848
                                                                      ---------------
Total                                                                      25,604,367
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Corning, Inc.                                          357,365              5,771,445
Jabil Circuit, Inc.                                    612,827              8,150,599
                                                                      ---------------
Total                                                                      13,922,044
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
Cameron International Corp.                             91,937(b)           2,989,791
Halliburton Co.                                        368,814              9,054,384
Schlumberger Ltd.                                      445,001             24,626,355
                                                                      ---------------
Total                                                                      36,670,530
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.5%)
Costco Wholesale Corp.                                 314,519             17,245,076
Wal-Mart Stores, Inc.                                   70,208              3,374,899
                                                                      ---------------
Total                                                                      20,619,975
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.4%)
General Mills, Inc.                                    291,811             10,365,126
Kellogg Co.                                            169,694              8,535,608
Mead Johnson Nutrition Co.                             116,398              5,833,868
The Hershey Co.                                        159,820              7,660,173
                                                                      ---------------
Total                                                                      32,394,775
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Baxter International, Inc.                             167,973              6,826,423
Covidien PLC                                           379,449(c)          15,246,260
Edwards Lifesciences Corp.                             261,690(b)          14,659,874
Gen-Probe, Inc.                                        106,905(b)           4,855,625
Intuitive Surgical, Inc.                                12,925(b)           4,079,389
Masimo Corp.                                           150,140              3,574,833
                                                                      ---------------
Total                                                                      49,242,404
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.8%)
AmerisourceBergen Corp.                                133,415              4,235,926
Express Scripts, Inc.                                  357,820(b)          16,824,697
McKesson Corp.                                          60,161              4,040,413
Medco Health Solutions, Inc.                           224,256(b)          12,352,020
                                                                      ---------------
Total                                                                      37,453,056
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.0%)
Chipotle Mexican Grill, Inc.                            89,275(b)          12,213,713
Starwood Hotels & Resorts Worldwide, Inc.              340,500             14,106,915
                                                                      ---------------
Total                                                                      26,320,628
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
Whirlpool Corp.                                        122,369             10,746,446
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.5%)
Colgate-Palmolive Co.                                  104,946              8,265,547
The Procter & Gamble Co.                               205,410             12,320,492
                                                                      ---------------
Total                                                                      20,586,039
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.                                                 183,296             14,478,551
Textron, Inc.                                          647,391             10,986,225
                                                                      ---------------
Total                                                                      25,464,776
-------------------------------------------------------------------------------------

INSURANCE (0.9%)
Aflac, Inc.                                            276,408             11,794,329
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.5%)
Amazon.com, Inc.                                        58,646(b)           6,407,662
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Google, Inc., Class A                                   48,645(b)          21,644,593
-------------------------------------------------------------------------------------

IT SERVICES (3.1%)
IBM Corp.                                              135,674             16,753,025
Mastercard, Inc., Class A                               64,057             12,781,293
Paychex, Inc.                                          471,883             12,254,802
                                                                      ---------------
Total                                                                      41,789,120
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.5%)
Thermo Fisher Scientific, Inc.                         147,199(b)           7,220,111
-------------------------------------------------------------------------------------

MACHINERY (3.4%)
Caterpillar, Inc.                                      191,478             11,502,083
Eaton Corp.                                            246,884             16,156,089
Illinois Tool Works, Inc.                              437,385             18,055,253
                                                                      ---------------
Total                                                                      45,713,425
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  69

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MEDIA (1.7%)
Scripps Networks Interactive, Inc., Class A            221,572             $8,938,214
The Walt Disney Co.                                    462,429             14,566,514
                                                                      ---------------
Total                                                                      23,504,728
-------------------------------------------------------------------------------------

METALS & MINING (2.0%)
Cliffs Natural Resources, Inc.                         101,909              4,806,028
Freeport-McMoRan Copper & Gold, Inc.                   166,073              9,819,896
Newmont Mining Corp.                                   208,484             12,871,803
                                                                      ---------------
Total                                                                      27,497,727
-------------------------------------------------------------------------------------

MULTILINE RETAIL (2.7%)
Kohl's Corp.                                           301,167(b)          14,305,433
Target Corp.                                           447,954             22,025,898
                                                                      ---------------
Total                                                                      36,331,331
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.6%)
Cimarex Energy Co.                                      90,817              6,500,681
ConocoPhillips                                         133,767              6,566,622
EOG Resources, Inc.                                     98,804              9,719,349
Exxon Mobil Corp.                                    1,066,414             60,860,247
Occidental Petroleum Corp.                             163,818             12,638,559
Southwestern Energy Co.                                101,770(b)           3,932,393
                                                                      ---------------
Total                                                                     100,217,851
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.7%)
The Estee Lauder Companies, Inc., Class A              174,093              9,702,203
-------------------------------------------------------------------------------------

PHARMACEUTICALS (4.1%)
Abbott Laboratories                                    532,812             24,924,946
Allergan, Inc.                                         251,186             14,634,096
Johnson & Johnson                                      105,539              6,233,133
Novo Nordisk A/S, Series B                              85,985(c)           6,947,021
Perrigo Co.                                             45,341              2,678,293
                                                                      ---------------
Total                                                                      55,417,489
-------------------------------------------------------------------------------------

ROAD & RAIL (0.7%)
Union Pacific Corp.                                    144,311             10,031,058
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.8%)
Altera Corp.                                           378,340              9,386,615
Broadcom Corp., Class A                                487,157             16,061,566
Cree, Inc.                                              67,574(b)           4,056,467
Intel Corp.                                            236,336              4,596,735
Linear Technology Corp.                                644,165             17,914,230
Microchip Technology, Inc.                             255,125              7,077,168
Micron Technology, Inc.                                562,419(b)           4,774,937
                                                                      ---------------
Total                                                                      63,867,718
-------------------------------------------------------------------------------------

SOFTWARE (6.5%)
Intuit, Inc.                                           297,461(b)          10,342,719
Microsoft Corp.                                      1,753,202             40,341,178
Oracle Corp.                                         1,327,679             28,491,991
Quest Software, Inc.                                   185,041(b)           3,338,140
Salesforce.com, Inc.                                    36,296(b)           3,114,923
                                                                      ---------------
Total                                                                      85,628,951
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.4%)
Abercrombie & Fitch Co., Class A                       187,434              5,752,349
Home Depot, Inc.                                     1,022,714             28,707,582
J Crew Group, Inc.                                     119,568(b)           4,401,298
Williams-Sonoma, Inc.                                  291,069              7,224,333
                                                                      ---------------
Total                                                                      46,085,562
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.3%)
American Tower Corp., Class A                          318,411(b)          14,169,289
MetroPCS Communications, Inc.                          483,845(b)           3,962,691
                                                                      ---------------
Total                                                                      18,131,980
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,422,338,467)                                                 $1,334,793,328
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (0.2%)
                                                       SHARES                VALUE(a)
iShares Russell 1000 Growth Index Fund                  63,269             $2,900,251
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,064,289)                                                         $2,900,251
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.5%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             6,490,319(d)          $6,490,319
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $6,490,319)                                                         $6,490,319
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,431,893,075)                                                 $1,344,183,898
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.65% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
70  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  71

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - American Century Growth Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS     INPUTS(B)        INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Pharmaceuticals                                $48,470,468      $6,947,021         $--           $55,417,489
    All Other Industries                         1,279,375,839              --          --         1,279,375,839
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                          1,327,846,307       6,947,021          --         1,334,793,328
----------------------------------------------------------------------------------------------------------------
Other
  Exchange-Traded Funds                              2,900,251              --          --             2,900,251
  Affiliated Money Market Fund(c)                    6,490,319              --          --             6,490,319
----------------------------------------------------------------------------------------------------------------
Total Other                                          9,390,570              --          --             9,390,570
----------------------------------------------------------------------------------------------------------------
Total                                           $1,337,236,877      $6,947,021         $--        $1,344,183,898
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
72  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Columbia Wanger International Equities Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (92.3%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (2.4%)
Billabong International Ltd.                            155,543            $1,128,829
Cochlear Ltd.                                            28,305             1,761,930
Hastie Group Ltd.                                       878,410             1,006,157
Perpetual Ltd.                                           47,873             1,125,116
SAI Global Ltd.                                         544,890             1,835,301
Seek Ltd.                                                65,007               378,286
UGL Ltd.                                                215,962             2,440,137
                                                                      ---------------
Total                                                                       9,675,756
-------------------------------------------------------------------------------------

BELGIUM (0.5%)
Eurofins Scientific                                      52,698             1,874,669
-------------------------------------------------------------------------------------

BERMUDA (0.2%)
Textainer Group Holdings Ltd.                            32,028               773,156
-------------------------------------------------------------------------------------

BRAZIL (4.8%)
Localiza Rent A Car SA                                  465,341             5,355,534
Mills Estruturas e Servicos de Engenharia SA            255,600(b)          1,938,917
MRV Engenharia e Participacoes SA                       268,500             1,896,922
Natura Cosmeticos SA                                    175,000             3,878,761
PDG Realty SA Empreendimentos e Participacoes           223,710             1,874,270
Suzano Papel e Celulose SA                              481,000             4,053,865
                                                                      ---------------
Total                                                                      18,998,269
-------------------------------------------------------------------------------------

CANADA (5.5%)
Ag Growth International, Inc.                            73,874             2,435,864
Baytex Energy Trust Unit                                 67,733             2,023,400
Black Diamond Group Ltd.                                 66,697             1,099,608
CCL Industries, Inc., Class B                           119,468             3,198,533
Eldorado Gold Corp.                                     195,149             3,497,834
Guyana Goldfields, Inc.                                 201,265(b)          1,310,255
Horizon North Logistics, Inc.                           202,409(b)            313,739
Ivanhoe Mines Ltd.                                      146,134(b)          1,899,394
Pan Orient Energy Corp.                                 132,433(b)            640,705
Ritchie Bros Auctioneers, Inc.                           60,404             1,100,560
ShawCor Ltd., Class A                                   152,138             3,837,393
Tahoe Resources, Inc.                                    90,900(b)            555,049
Tesco Corp.                                              28,817(b)            353,873
Westfire Energy Ltd.                                      4,400(b)             26,991
                                                                      ---------------
Total                                                                      22,293,198
-------------------------------------------------------------------------------------

CHILE (0.6%)
Sociedad Quimica y Minera de Chile SA, ADR               76,684             2,500,665
-------------------------------------------------------------------------------------

CHINA (4.7%)
China Communications Services Corp., Ltd.,
 Class H                                              2,219,660             1,072,656
China Yurun Food Group Ltd.                             899,157             2,827,829
Jiangsu Expressway Co., Ltd., Series H                2,845,738             2,574,011
Mindray Medical International Ltd., ADR                  76,116             2,391,565
New Oriental Education & Technology Group,
 ADR                                                     29,130(b)          2,714,625
Shandong Weigao Group Medical Polymer Co.,
 Ltd.                                                   711,142             3,098,115
Sino-Ocean Land Holdings Ltd.                         1,403,902             1,008,548
Zhaojin Mining Industry Co., Ltd., Class H            1,239,230             2,900,241
                                                                      ---------------
Total                                                                      18,587,590
-------------------------------------------------------------------------------------

CZECH REPUBLIC (0.4%)
Komercni Banka AS                                        10,441             1,674,499
-------------------------------------------------------------------------------------

DENMARK (0.7%)
Novozymes A/S, Series B                                  27,224             2,904,962
-------------------------------------------------------------------------------------

FINLAND (1.1%)
Poyry OYJ                                               156,204             1,922,296
Stockmann OYJ Abp, Series B                              86,103             2,649,252
                                                                      ---------------
Total                                                                       4,571,548
-------------------------------------------------------------------------------------

FRANCE (2.8%)
Hi-Media SA                                             112,963(b)            597,271
Mersen                                                   47,238             1,619,488
Neopost SA                                               29,358             2,125,646
Norbert Dentressangle                                    16,516             1,080,385
Pierre & Vacances                                        27,050             1,803,614
Rubis                                                    17,643             1,432,929
Saft Groupe SA                                           53,136             1,610,982
Zodiac Aerospace                                         18,208               881,596
                                                                      ---------------
Total                                                                      11,151,911
-------------------------------------------------------------------------------------

GERMANY (4.0%)
CTS Eventim AG                                           54,268             2,618,309
Deutsche Beteiligungs AG                                 31,524               711,111
ElringKlinger AG                                         58,000             1,229,813
Rational AG                                              11,298             1,725,619
Rhoen-Klinikum AG                                       151,157             3,348,669
Tognum AG                                                85,403             1,597,334
Vossloh AG                                               21,797             1,755,409
Wincor Nixdorf AG                                        29,805             1,662,760
Wirecard AG                                             137,465             1,169,138
                                                                      ---------------
Total                                                                      15,818,162
-------------------------------------------------------------------------------------

GREECE (0.4%)
Intralot SA-Integrated Lottery Systems &
 Services                                               559,800             1,786,390
-------------------------------------------------------------------------------------

HONG KONG (3.7%)
China Green Holdings Ltd.                             2,594,727             2,603,714
Hong Kong Exchanges and Clearing Ltd.                   220,000             3,431,533
Lifestyle International Holdings Ltd.                 1,970,981             3,813,874
Melco Crown Entertainment Ltd., ADR                     443,900(b)          1,660,186
REXLot Holdings Ltd.                                 21,354,050             1,954,440
Wasion Group Holdings Ltd.                            2,083,697             1,305,405
                                                                      ---------------
Total                                                                      14,769,152
-------------------------------------------------------------------------------------

INDONESIA (0.7%)
Perusahaan Gas Negara PT                              6,225,000             2,638,905
-------------------------------------------------------------------------------------

IRELAND (1.1%)
Paddy Power PLC                                          51,151             1,590,452
United Drug PLC                                       1,005,493             2,811,675
                                                                      ---------------
Total                                                                       4,402,127
-------------------------------------------------------------------------------------

ISRAEL (0.9%)
Israel Chemicals Ltd.                                   347,118             3,618,399
-------------------------------------------------------------------------------------

ITALY (2.3%)
Ansaldo STS SpA                                         115,514             1,854,175
CIR -- Compagnie Industriali Riunite SpA                723,413(b)          1,215,695
Credito Emiliano SpA                                    373,044             2,093,286
Terna Rete Elettrica Nazionale SpA                      682,755             2,457,111
Tod's SpA                                                24,953             1,572,546
                                                                      ---------------
Total                                                                       9,192,813
-------------------------------------------------------------------------------------

JAPAN (17.6%)
Advance Residence Investment Corp.                        2,357(b)          3,066,926
Aeon Delight Co., Ltd.                                  164,220             3,197,812
Aeon Mall Co., Ltd.                                      80,601             1,597,385
Ain Pharmaciez, Inc.                                     57,497             2,334,941
As One Corp.                                             14,786               253,349
Asics Corp.                                             169,526             1,552,776
Benesse Holdings, Inc.                                   36,297             1,653,000
Daiseki Co., Ltd.                                        70,024             1,457,369
Fukuoka REIT Corp.                                          302             1,745,579
Glory Ltd.                                               86,920             1,897,593
Hamamatsu Photonics KK                                   63,160             1,755,281
Hoshizaki Electric Co., Ltd.                             61,708             1,072,672
Ibiden Co., Ltd.                                         63,253             1,704,622
Icom, Inc.                                               51,386             1,169,836


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  73

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger International Equities Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Japan Airport Terminal Co., Ltd.                         89,519            $1,320,342
Jupiter Telecommunications Co., Ltd.                      1,239             1,186,696
Kakaku.com, Inc.                                            220               909,219
Kamigumi Co., Ltd.                                      292,055             2,241,894
Kansai Paint Co., Ltd.                                  635,211             5,454,743
Kintetsu World Express, Inc.                             61,108             1,530,626
Makita Corp.                                             52,489             1,405,163
Miura Co., Ltd.                                          52,292             1,186,896
Nakanishi, Inc.                                          23,439             2,012,921
Nippon Accommodations Fund, Inc.                            343             1,801,072
Olympus Corp.                                            71,161             1,686,398
Orix JREIT, Inc.                                            503             2,089,607
Osaka Securities Exchange Co., Ltd.                         359             1,525,190
Point, Inc.                                              58,578             3,214,218
Rohto Pharmaceutical Co., Ltd.                          133,522             1,633,999
Seven Bank Ltd.                                           1,469             2,667,286
Start Today Co., Ltd.                                     1,163             3,188,259
Suruga Bank Ltd.                                        155,666             1,413,364
Tamron Co., Ltd.                                         83,800             1,194,159
Torishima Pump Manufacturing Co., Ltd.                   56,371               871,486
Tsumura & Co.                                            70,380             2,155,767
Ushio, Inc.                                              84,501             1,302,311
Wacom Co., Ltd.                                           1,864             2,751,621
Zenrin Co., Ltd.                                         71,177               771,678
                                                                      ---------------
Total                                                                      69,974,056
-------------------------------------------------------------------------------------

LUXEMBOURG (0.3%)
L'Occitane International SA                             605,479(b)          1,320,417
-------------------------------------------------------------------------------------

MALAYSIA (0.3%)
PureCircle Ltd.                                         311,357(b)          1,153,229
-------------------------------------------------------------------------------------

MEXICO (0.9%)
Grupo Aeroportuario del Sureste SAB de CV,
 ADR                                                     56,000             2,550,240
Urbi Desarrollos Urbanos SAB de CV                      608,191(b)          1,128,919
                                                                      ---------------
Total                                                                       3,679,159
-------------------------------------------------------------------------------------

NETHERLANDS (5.9%)
Aalberts Industries NV                                  176,754             2,282,963
Arcadis NV                                               96,812             1,731,781
Core Laboratories NV                                      9,161             1,352,255
Fugro NV                                                 65,470             3,024,182
Imtech NV                                               171,036             4,401,667
Koninklijke Vopak NV                                     92,545             3,390,959
QIAGEN NV                                                57,830(b)          1,117,559
Ten Cate NV                                             114,748             2,505,763
Unit 4 NV                                               131,386             2,739,704
USG People NV                                            74,753(b)          1,051,273
                                                                      ---------------
Total                                                                      23,598,106
-------------------------------------------------------------------------------------

PORTUGAL (0.8%)
Banco Comercial Portugues SA, Series R                1,474,231             1,106,858
REN -- Redes Energeticas Nacionais SA                   608,559             1,972,444
                                                                      ---------------
Total                                                                       3,079,302
-------------------------------------------------------------------------------------

SINGAPORE (4.5%)
Ascendas Real Estate Investment Trust                 1,779,279             2,298,299
CDL Hospitality Trusts                                2,669,037             3,308,499
Goodpack Ltd.                                           345,100               412,082
Mapletree Logistics Trust                             6,227,311             3,695,841
Olam International Ltd.                               3,311,266             6,079,004
Singapore Exchange Ltd.                                 444,797             2,333,121
                                                                      ---------------
Total                                                                      18,126,846
-------------------------------------------------------------------------------------

SOUTH AFRICA (2.1%)
Mr Price Group Ltd.                                     409,231             2,378,889
Naspers Ltd., Series N                                  180,100             6,070,650
Northam Platinum Ltd.                                    10,300                60,731
                                                                      ---------------
Total                                                                       8,510,270
-------------------------------------------------------------------------------------

SOUTH KOREA (3.0%)
MegaStudy Co., Ltd.                                      15,400             2,035,483
Mirae Asset Securities Co., Ltd.                         40,407             1,766,286
NHN Corp.                                                26,300(b)          3,912,907
Taewoong Co., Ltd.                                       19,700               884,414
Woongjin Coway Co., Ltd.                                 99,300             3,328,184
                                                                      ---------------
Total                                                                      11,927,274
-------------------------------------------------------------------------------------

SPAIN (0.5%)
Red Electrica Corp. SA                                   50,500             1,807,929
-------------------------------------------------------------------------------------

SWEDEN (1.9%)
East Capital Explorer AB                                 95,877(b)            872,402
Hexagon AB, Series B                                    334,173             4,344,041
Sweco AB, Series B                                      345,805             2,200,291
                                                                      ---------------
Total                                                                       7,416,734
-------------------------------------------------------------------------------------

SWITZERLAND (3.4%)
Aryzta AG                                                26,421             1,003,637
Bank Sarasin & Cie AG, Series B                          58,720             2,353,812
Geberit AG                                               16,459             2,561,302
Kuehne & Nagel International AG                          28,913             2,976,685
Partners Group Holding AG                                11,120             1,341,911
Sika AG                                                   1,824             3,233,768
                                                                      ---------------
Total                                                                      13,471,115
-------------------------------------------------------------------------------------

TAIWAN (2.6%)
Everlight Electronics Co., Ltd.                       1,004,700             2,564,432
Formosa International Hotels Corp.                      158,900             1,943,063
Simplo Technology Co., Ltd.                             667,800             3,621,030
Yuanta Financial Holding Co., Ltd.                    4,508,000             2,407,556
                                                                      ---------------
Total                                                                      10,536,081
-------------------------------------------------------------------------------------

UNITED KINGDOM (7.9%)
Abcam PLC                                                33,300               609,236
Archipelago Resources PLC                               915,291(b)            570,717
Charles Taylor Consulting PLC                         1,017,000             3,364,341
Chemring Group PLC                                       60,820             2,688,418
Cobham PLC                                              778,586             2,465,520
Intertek Group PLC                                      196,438             4,209,435
Micro Focus International PLC                           350,000             2,198,506
N Brown Group PLC                                       308,232             1,146,162
Rotork PLC                                               60,672             1,158,909
RPS Group PLC                                           409,158             1,138,250
Schroders PLC                                           130,420             2,346,344
Serco Group PLC                                         596,077             5,203,447
Smith & Nephew PLC                                      111,209             1,050,231
The Capita Group PLC                                    234,586             2,583,451
Tullow Oil PLC                                           61,386               912,769
                                                                      ---------------
Total                                                                      31,645,736
-------------------------------------------------------------------------------------

UNITED STATES (3.8%)
Alexion Pharmaceuticals, Inc.                            55,600(b)          2,846,164
Atwood Oceanics, Inc.                                   119,919(b)          3,060,332
BioMarin Pharmaceutical, Inc.                            64,883(b)          1,230,182
Bristow Group, Inc.                                      34,989(b)          1,028,677
Central European Distribution Corp.                      79,527(b)          1,700,287
FMC Technologies, Inc.                                   29,213(b)          1,538,357
Oceaneering International, Inc.                          30,958(b)          1,390,014
World Fuel Services Corp.                                66,015             1,712,429
                                                                      ---------------
Total                                                                      14,506,442
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $377,323,980)                                                     $367,984,867
-------------------------------------------------------------------------------------



MONEY MARKET FUND (8.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             32,366,034(d)        $32,366,034
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $32,366,034)                                                       $32,366,034
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $409,690,014)(e)                                                  $400,350,901
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
74  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       1.5%          $6,035,534
Air Freight & Logistics                                                   0.8            3,023,093
Auto Components                                                           0.3            1,229,813
Beverages                                                                 0.4            1,700,287
Biotechnology                                                             1.2            4,685,582
Building Products                                                         0.9            3,567,459
Capital Markets                                                           3.2           12,924,538
Chemicals                                                                 4.5           17,712,537
Commercial Banks                                                          2.3            8,955,293
Commercial Services & Supplies                                            3.4           13,510,785
Communications Equipment                                                  0.3            1,169,836
Computers & Peripherals                                                   2.0            8,035,411
Construction & Engineering                                                2.7           10,773,876
Construction Materials                                                    0.5            1,938,917
Containers & Packaging                                                    0.8            3,198,533
Diversified Consumer Services                                             1.6            6,403,108
Diversified Financial Services                                            1.8            7,289,844
Diversified Telecommunication Services                                    0.3            1,072,656
Electric Utilities                                                        1.1            4,265,040
Electrical Equipment                                                      1.5            6,130,115
Electronic Equipment, Instruments & Components                            2.1            8,488,649
Energy Equipment & Services                                               3.9           15,585,083
Food & Staples Retailing                                                  2.1            8,413,945
Food Products                                                             1.9            7,588,409
Gas Utilities                                                             1.0            4,071,834
Health Care Equipment & Supplies                                          3.0           12,001,160
Health Care Providers & Services                                          1.6            6,413,693
Hotels, Restaurants & Leisure                                             2.7           10,738,145
Household Durables                                                        2.1            8,228,295
Industrial Conglomerates                                                  0.3            1,215,695
Insurance                                                                 0.8            3,364,341
Internet & Catalog Retail                                                 1.1            4,334,421
Internet Software & Services                                              1.2            4,822,126
IT Services                                                               0.3            1,169,138
Leisure Equipment & Products                                              0.3            1,194,159
Life Sciences Tools & Services                                            0.8            2,992,228
Machinery                                                                 5.0           19,862,120
Marine                                                                    0.8            2,976,685
Media                                                                     2.8           11,244,604
Metals & Mining                                                           2.7           10,794,221
Multiline Retail                                                          1.6            6,463,126
Multi-Utilities                                                           0.5            1,972,444
Office Electronics                                                        0.5            2,125,646
Oil, Gas & Consumable Fuels                                               1.3            5,316,294
Paper & Forest Products                                                   1.0            4,053,865
Personal Products                                                         1.3            5,199,178
Pharmaceuticals                                                           1.0            3,789,766
Professional Services                                                     3.0           11,980,042
Real Estate Investment Trusts (REITs)                                     4.5           18,005,823
Real Estate Management & Development                                      0.7            2,605,933
Road & Rail                                                               1.3            5,355,534
Software                                                                  1.2            4,938,210
Specialty Retail                                                          1.4            5,593,107
Textiles, Apparel & Luxury Goods                                          1.7            6,759,914
Trading Companies & Distributors                                          0.2              773,156
Transportation Infrastructure                                             3.5           13,931,621


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  75

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger International Equities Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY (CONTINUED)


                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Other(1)                                                                  8.1%         $32,366,034
--------------------------------------------------------------------------------------------------
Total                                                                                 $400,350,901
--------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                 CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 1, 2010                                        70,950            61,911           $2,228                 $--
                                                      (AUD)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                       221,145           271,477            1,084                  --
                                                      (EUR)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        51,391            58,895               --              (1,849)
                                                      (USD)             (AUD)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        99,554            65,882               --              (1,159)
                                                      (USD)             (GBP)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        67,941         6,054,880              569                  --
                                                      (USD)             (JPY)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        83,084            71,161            1,271                  --
                                                      (AUD)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        75,280            87,892               --              (1,345)
                                                      (USD)             (AUD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                       209,185           171,477              480                  --
                                                      (USD)             (EUR)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        49,033         4,347,782              161                  --
                                                      (USD)             (JPY)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        33,515            46,907               14                  --
                                                      (USD)             (SGD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                         1,843            14,001               --                 (17)
                                                      (USD)             (ZAR)
-----------------------------------------------------------------------------------------------------------------

July 5, 2010                                       370,284           390,835               --              (3,141)
                                                      (USD)             (CAD)
-----------------------------------------------------------------------------------------------------------------

July 5, 2010                                        12,200            92,316               --                (168)
                                                      (USD)             (ZAR)
-----------------------------------------------------------------------------------------------------------------

July 6, 2010                                         7,977             8,491               --                  --
                                                      (USD)             (CAD)
-----------------------------------------------------------------------------------------------------------------

July 6, 2010                                        17,347           133,052               --                 (10)
                                                      (USD)             (ZAR)
-----------------------------------------------------------------------------------------------------------------

July 7, 2010                                        30,440           232,865               --                (567)
                                                      (USD)             (ZAR)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                  $5,807             $(8,256)
-----------------------------------------------------------------------------------------------------------------





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
76  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt
     AUD  -- Australian Dollar
     CAD  -- Canadian Dollar
     EUR  -- European Monetary Unit
     GBP  -- British Pound Sterling
     JPY  -- Japanese Yen
     SGD  -- Singapore Dollar
     ZAR  -- South African Rand



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $409,690,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $8,054,000
     Unrealized depreciation                                                    (17,393,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(9,339,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  77

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger International Equities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                FAIR VALUE AT JUNE 30, 2010
                                             ----------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER          LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                                  --         6,035,534          --           6,035,534
    Air Freight & Logistics                              --         3,023,093          --           3,023,093
    Auto Components                                      --         1,229,813          --           1,229,813
    Biotechnology                                 4,076,346           609,236          --           4,685,582
    Building Products                                    --         3,567,459          --           3,567,459
    Capital Markets                                      --        12,924,538          --          12,924,538
    Chemicals                                     2,500,665        15,211,872          --          17,712,537
    Commercial Banks                                     --         8,955,293          --           8,955,293
    Commercial Services & Supplies                2,513,907        10,996,878          --          13,510,785
    Communications Equipment                             --         1,169,836          --           1,169,836
    Computers & Peripherals                              --         8,035,411          --           8,035,411
    Construction & Engineering                           --        10,773,876          --          10,773,876


--------------------------------------------------------------------------------
78  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                FAIR VALUE AT JUNE 30, 2010
                                             ----------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER          LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
    Construction Materials                               --         1,938,917          --           1,938,917
    Diversified Consumer Services                 2,714,625         3,688,483          --           6,403,108
    Diversified Financial Services                       --         7,289,844          --           7,289,844
    Diversified Telecommunication
     Services                                            --         1,072,656          --           1,072,656
    Electric Utilities                                   --         4,265,040          --           4,265,040
    Electrical Equipment                                 --         6,130,115          --           6,130,115
    Electronic Equipment, Instruments &
     Components                                          --         8,488,649          --           8,488,649
    Energy Equipment & Services                  12,560,901         3,024,182          --          15,585,083
    Food & Staples Retailing                             --         8,413,945          --           8,413,945
    Food Products                                        --         7,588,409          --           7,588,409
    Gas Utilities                                        --         4,071,834          --           4,071,834
    Health Care Equipment & Supplies                     --        12,001,160          --          12,001,160
    Health Care Providers & Services                     --         6,413,693          --           6,413,693
    Hotels, Restaurants & Leisure                 1,660,186         9,077,959          --          10,738,145
    Household Durables                                   --         8,228,295          --           8,228,295
    Industrial Conglomerates                             --         1,215,695          --           1,215,695
    Insurance                                            --         3,364,341          --           3,364,341
    Internet & Catalog Retail                            --         4,334,421          --           4,334,421
    Internet Software & Services                         --         4,822,126          --           4,822,126
    IT Services                                          --         1,169,138          --           1,169,138
    Leisure Equipment & Products                         --         1,194,159          --           1,194,159
    Life Sciences Tools & Services                       --         2,992,228          --           2,992,228
    Machinery                                     2,435,863        17,426,257          --          19,862,120
    Marine                                               --         2,976,685          --           2,976,685
    Media                                                --        11,244,604          --          11,244,604
    Metals & Mining                               7,262,532         3,531,689          --          10,794,221
    Multiline Retail                                     --         6,463,126          --           6,463,126
    Multi-Utilities                                      --         1,972,444          --           1,972,444
    Office Electronics                                   --         2,125,646          --           2,125,646
    Oil, Gas & Consumable Fuels                   4,403,525           912,769          --           5,316,294
    Paper & Forest Products                              --         4,053,865          --           4,053,865
    Personal Products                                    --         5,199,178          --           5,199,178
    Pharmaceuticals                                      --         3,789,766          --           3,789,766
    Professional Services                                --        11,980,042          --          11,980,042
    Real Estate Investment Trusts (REITs)                --        18,005,823          --          18,005,823
    Real Estate Management & Development                 --         2,605,933          --           2,605,933
    Road & Rail                                          --         5,355,534          --           5,355,534
    Software                                             --         4,938,210          --           4,938,210
    Specialty Retail                                     --         5,593,107          --           5,593,107
    Textiles, Apparel & Luxury Goods                     --         6,759,914          --           6,759,914


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  79

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger International Equities Fund

FAIR VALUE MEASUREMENTS (CONTINUED)



                                                                FAIR VALUE AT JUNE 30, 2010
                                             ----------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER          LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
  Transportation Infrastructure                   2,550,240        11,381,381          --          13,931,621
  All Other Industries                            5,671,976                --          --           5,671,976
-------------------------------------------------------------------------------------------------------------
Total Equity Securities                          48,350,766       319,634,101          --         367,984,867
-------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                32,366,034                --          --          32,366,034
-------------------------------------------------------------------------------------------------------------
Total Other                                      32,366,034                --          --          32,366,034
-------------------------------------------------------------------------------------------------------------
Investments in Securities                        80,716,799       319,634,101          --         400,350,901
Other Financial Instruments(d)                           --            (2,449)         --              (2,449)
-------------------------------------------------------------------------------------------------------------
Total                                           $80,716,799      $319,631,652         $--        $400,348,452
-------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
80  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Columbia Wanger U.S. Equities Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.7%)
HEICO Corp., Class A                                    35,000               $943,250
Moog, Inc., Class A                                     77,000(b)           2,481,710
                                                                      ---------------
Total                                                                       3,424,960
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Industries, Inc.                                  100,000(b)           2,020,000
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Thor Industries, Inc.                                   55,000              1,306,250
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (5.7%)
Acorda Therapeutics, Inc.                               79,000(b)           2,457,690
Alexion Pharmaceuticals, Inc.                           93,000(b)           4,760,670
Allos Therapeutics, Inc.                               282,000(b)           1,728,660
AMAG Pharmaceuticals, Inc.                              50,000(b)           1,717,500
Amylin Pharmaceuticals, Inc.                            52,000(b)             977,600
Anthera Pharmaceuticals, Inc.                           71,000(b)             380,560
Array Biopharma, Inc.                                  205,000(b)             625,250
BioMarin Pharmaceutical, Inc.                           96,000(b)           1,820,160
Cepheid, Inc.                                          129,000(b)           2,066,580
Human Genome Sciences, Inc.                             57,000(b)           1,291,620
Idenix Pharmaceuticals, Inc.                           102,000(b)             510,000
Isis Pharmaceuticals, Inc.                             148,500(b)           1,421,145
Micromet, Inc.                                         143,000(b)             892,320
Nanosphere, Inc.                                        94,000(b)             409,840
NPS Pharmaceuticals, Inc.                              213,000(b)           1,371,720
Onyx Pharmaceuticals, Inc.                              29,500(b)             636,905
Seattle Genetics, Inc.                                 202,700(b)           2,430,373
United Therapeutics Corp.                               22,000(b)           1,073,820
                                                                      ---------------
Total                                                                      26,572,413
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
Eaton Vance Corp.                                      110,000              3,037,100
Investment Technology Group, Inc.                       54,000(b)             867,240
MF Global Holdings Ltd.                                265,000(b)           1,513,150
SEI Investments Co.                                    205,000              4,173,800
                                                                      ---------------
Total                                                                       9,591,290
-------------------------------------------------------------------------------------

CHEMICALS (0.6%)
Albemarle Corp.                                         71,000              2,819,410
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (6.2%)
Associated Banc-Corp.                                  143,000              1,753,180
First Busey Corp.                                      266,000              1,204,980
Green Bankshares, Inc.                                  83,709(b)           1,068,964
Guaranty Bancorp                                       291,000(b)             308,460
Lakeland Financial Corp.                               170,000              3,396,600
MB Financial, Inc.                                     196,000              3,604,440
Pacific Continental Corp.                              148,000              1,401,560
Sandy Spring Bancorp, Inc.                              57,000                798,570
SVB Financial Group                                     64,000(b)           2,638,720
TCF Financial Corp.                                    271,000              4,501,310
Valley National Bancorp                                386,000              5,257,320
Whitney Holding Corp.                                  119,000              1,100,750
Wilmington Trust Corp.                                 155,000              1,718,950
                                                                      ---------------
Total                                                                      28,753,804
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.4%)
Herman Miller, Inc.                                    121,000              2,283,270
Knoll, Inc.                                            419,000              5,568,510
McGrath Rentcorp                                       140,000              3,189,200
                                                                      ---------------
Total                                                                      11,040,980
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.6%)
Blue Coat Systems, Inc.                                191,000(b)           3,902,130
CommScope, Inc.                                         54,000(b)           1,283,580
Finisar Corp.                                          117,000(b)           1,743,300
Netgear, Inc.                                           54,000(b)             963,360
Polycom, Inc.                                          141,000(b)           4,200,390
                                                                      ---------------
Total                                                                      12,092,760
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.1%)
Avid Technology, Inc.                                   31,000(b)             394,630
-------------------------------------------------------------------------------------

CONSUMER FINANCE (1.8%)
AmeriCredit Corp.                                      449,000(b)           8,180,780
World Acceptance Corp.                                  10,000(b)             383,100
                                                                      ---------------
Total                                                                       8,563,880
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.9%)
ITT Educational Services, Inc.                          47,700(b)           3,960,054
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Leucadia National Corp.                                148,000(b)           2,887,480
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.9%)
AboveNet, Inc.                                          32,000(b)           1,509,760
Cogent Communications Group, Inc.                       11,000(b)              83,380
Globalstar, Inc.                                        31,000(b)              47,740
PAETEC Holding Corp.                                   825,000(b)           2,813,250
tw telecom, inc.                                       817,000(b)          13,627,560
                                                                      ---------------
Total                                                                      18,081,690
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (4.7%)
Acuity Brands, Inc.                                    119,500              4,347,410
AMETEK, Inc.                                           251,000             10,077,650
GrafTech International Ltd.                            211,000(b)           3,084,820
II-VI, Inc.                                            156,000(b)           4,622,280
                                                                      ---------------
Total                                                                      22,132,160
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.1%)
Amphenol Corp., Class A                                119,000              4,674,320
IPG Photonics Corp.                                    336,000(b)           5,117,280
Plexus Corp.                                           125,000(b)           3,342,500
Sanmina-SCI Corp.                                       85,000(b)           1,156,850
                                                                      ---------------
Total                                                                      14,290,950
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (5.6%)
Atwood Oceanics, Inc.                                  282,900(b)           7,219,608
Bristow Group, Inc.                                     70,000(b)           2,058,000
Core Laboratories NV                                    20,000(c)           2,952,200
Exterran Holdings, Inc.                                 79,000(b)           2,038,990
FMC Technologies, Inc.                                 202,400(b)          10,658,384
Oceaneering International, Inc.                         14,000(b)             628,600
Tesco Corp.                                             37,000(b,c)           454,360
                                                                      ---------------
Total                                                                      26,010,142
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.5%)
Diamond Foods, Inc.                                     57,000              2,342,700
-------------------------------------------------------------------------------------

GAS UTILITIES (0.1%)
EQT Corp.                                               14,000                505,960
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
American Medical Systems Holdings, Inc.                 62,000(b)           1,371,440
Gen-Probe, Inc.                                         29,000(b)           1,317,180
IDEXX Laboratories, Inc.                                22,000(b)           1,339,800
Immucor, Inc.                                           55,900(b)           1,064,895
Kinetic Concepts, Inc.                                     800(b)              29,208
Orthofix International NV                               64,000(b,c)         2,051,200
Sirona Dental Systems, Inc.                             31,000(b)           1,080,040
                                                                      ---------------
Total                                                                       8,253,763
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (0.8%)
Mednax, Inc.                                            16,000(b)             889,760
PSS World Medical, Inc.                                142,000(b)           3,003,300
                                                                      ---------------
Total                                                                       3,893,060
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.3%)
Quality Systems, Inc.                                   22,000              1,275,780
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.2%)
Bally Technologies, Inc.                               156,000(b)           5,052,840
Gaylord Entertainment Co.                              230,000(b)           5,080,700
Life Time Fitness, Inc.                                 70,000(b)           2,225,300
Penn National Gaming, Inc.                             134,000(b)           3,095,400
PF Chang's China Bistro, Inc.                            4,000                158,600
Pinnacle Entertainment, Inc.                           287,000(b)           2,715,020
WMS Industries, Inc.                                    27,000(b)           1,059,750
                                                                      ---------------
Total                                                                      19,387,610
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  81

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger U.S. Equities Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOUSEHOLD DURABLES (1.1%)
Cavco Industries, Inc.                                  81,000(b)          $2,849,580
Jarden Corp.                                            57,000              1,531,590
M/I Homes, Inc.                                         94,000(b)             906,160
                                                                      ---------------
Total                                                                       5,287,330
-------------------------------------------------------------------------------------

INSURANCE (0.7%)
Delphi Financial Group, Inc., Class A                   43,000              1,049,630
Markel Corp.                                             4,000(b)           1,360,000
Tower Group, Inc.                                       47,000              1,011,910
                                                                      ---------------
Total                                                                       3,421,540
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.3%)
Gaiam, Inc., Class A                                     8,000                 48,560
Shutterfly, Inc.                                        47,000(b)           1,126,120
                                                                      ---------------
Total                                                                       1,174,680
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.5%)
Art Technology Group, Inc.                             595,000(b)           2,034,900
Constant Contact, Inc.                                  37,000(b)             789,210
Equinix, Inc.                                           37,000(b)           3,005,140
TheStreet.com, Inc.                                    344,000                990,720
                                                                      ---------------
Total                                                                       6,819,970
-------------------------------------------------------------------------------------

IT SERVICES (1.6%)
Acxiom Corp.                                            62,000(b)             910,780
ExlService Holdings, Inc.                              121,000(b)           2,077,570
Global Payments, Inc.                                   53,000              1,936,620
SRA International, Inc., Class A                       108,000(b)           2,124,360
The Hackett Group, Inc.                                218,000(b)             612,580
                                                                      ---------------
Total                                                                       7,661,910
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Pool Corp.                                             170,000              3,726,400
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.0%)
eResearchTechnology, Inc.                               16,000(b)             126,080
Illumina, Inc.                                          23,000(b)           1,001,190
Mettler-Toledo International, Inc.                      72,000(b,c)         8,037,360
                                                                      ---------------
Total                                                                       9,164,630
-------------------------------------------------------------------------------------

MACHINERY (6.9%)
Albany International Corp., Class A                     98,000              1,586,620
Donaldson Co., Inc.                                    175,000              7,463,750
ESCO Technologies, Inc.                                178,000              4,583,500
Kennametal, Inc.                                        47,000              1,195,210
Mueller Water Products, Inc., Class A                  216,000                801,360
Nordson Corp.                                          159,000              8,916,719
Oshkosh Corp.                                           65,000(b)           2,025,400
Pentair, Inc.                                          190,000              6,118,000
                                                                      ---------------
Total                                                                      32,690,559
-------------------------------------------------------------------------------------

MEDIA (0.4%)
Entravision Communications Corp., Class A              301,000(b)             635,110
Mediacom Communications Corp., Class A                  19,000(b)             127,680
Salem Communications Corp., Class A                    192,000(b)             712,320
Spanish Broadcasting System, Inc., Class A             176,000(b)             200,640
                                                                      ---------------
Total                                                                       1,675,750
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.5%)
Saks, Inc.                                             315,000(b)           2,390,850
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (0.2%)
Zebra Technologies Corp., Class A                       34,000(b)             862,580
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.0%)
Carrizo Oil & Gas, Inc.                                155,000(b)           2,407,150
Northern Oil and Gas, Inc.                              72,000(b)             924,480
Oasis Petroleum, Inc.                                    6,500(b)              94,250
Quicksilver Resources, Inc.                            183,000(b)           2,013,000
Rosetta Resources, Inc.                                 41,000(b)             812,210
SM Energy Co.                                           82,000              3,293,120
Ultra Petroleum Corp.                                   73,000(b)           3,230,250
World Fuel Services Corp.                               52,000              1,348,880
                                                                      ---------------
Total                                                                      14,123,340
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.8%)
Auxilium Pharmaceuticals, Inc.                          27,900(b)             655,650
Nektar Therapeutics                                    147,000(b)           1,778,700
The Medicines Co.                                       36,000(b)             273,960
XenoPort, Inc.                                          99,000(b)             971,190
                                                                      ---------------
Total                                                                       3,679,500
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.6%)
Navigant Consulting, Inc.                              175,000(b)           1,816,500
RCM Technologies, Inc.                                 258,000(b)           1,153,260
                                                                      ---------------
Total                                                                       2,969,760
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (6.1%)
BioMed Realty Trust, Inc.                              225,000              3,620,250
Corporate Office Properties Trust                       61,000              2,303,360
DCT Industrial Trust, Inc.                             202,000                913,040
Digital Realty Trust, Inc.                              18,000              1,038,240
DuPont Fabros Technology, Inc.                          55,000              1,350,800
Education Realty Trust, Inc.                           156,000                940,680
Extra Space Storage, Inc.                              209,000              2,905,100
Kite Realty Group Trust                                568,000              2,374,240
SL Green Realty Corp.                                  159,000              8,751,360
The Macerich Co.                                       110,000              4,105,200
                                                                      ---------------
Total                                                                      28,302,270
-------------------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Avis Budget Group, Inc.                                315,000(b)           3,093,300
Heartland Express, Inc.                                 81,000              1,176,120
Hertz Global Holdings, Inc.                            294,000(b)           2,781,240
                                                                      ---------------
Total                                                                       7,050,660
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.3%)
Atmel Corp.                                            507,000(b)           2,433,600
Entegris, Inc.                                         604,000(b)           2,397,880
Integrated Device Technology, Inc.                     262,000(b)           1,296,900
Microsemi Corp.                                        293,000(b)           4,286,590
Monolithic Power Systems, Inc.                         188,000(b)           3,357,680
ON Semiconductor Corp.                                 462,000(b)           2,947,560
Pericom Semiconductor Corp.                            117,000(b)           1,123,200
Supertex, Inc.                                          94,000(b)           2,318,040
                                                                      ---------------
Total                                                                      20,161,450
-------------------------------------------------------------------------------------

SOFTWARE (6.7%)
ANSYS, Inc.                                            148,000(b)           6,004,360
Blackbaud, Inc.                                        159,000              3,461,430
Blackboard, Inc.                                        53,500(b)           1,997,155
Concur Technologies, Inc.                               71,000(b)           3,030,280
Informatica Corp.                                      295,000(b)           7,044,600
Jack Henry & Associates, Inc.                           47,000              1,122,360
MICROS Systems, Inc.                                   247,000(b)           7,871,890
NetSuite, Inc.                                          15,000(b)             189,600
NICE Systems Ltd., ADR                                  31,000(b,c)           790,190
Tyler Technologies, Inc.                                13,000(b)             201,760
                                                                      ---------------
Total                                                                      31,713,625
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.7%)
Aaron's, Inc.                                           47,000                802,290
Abercrombie & Fitch Co., Class A                       106,000              3,253,140
AnnTaylor Stores Corp.                                  84,000(b)           1,366,680
Bebe Stores, Inc.                                       15,000                 96,000
Charming Shoppes, Inc.                                 330,000(b)           1,237,500
Chico's FAS, Inc.                                      273,000              2,697,240
Coldwater Creek, Inc.                                  163,000(b)             547,680
J Crew Group, Inc.                                      87,000(b)           3,202,470
Pier 1 Imports, Inc.                                   127,000(b)             814,070
Rue21, Inc.                                             17,000(b)             515,780
Talbots, Inc.                                          164,000(b)           1,690,840
The Wet Seal, Inc., Class A                            251,000(b)             916,150
Urban Outfitters, Inc.                                 141,000(b)           4,848,990
                                                                      ---------------
Total                                                                      21,988,830
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
Lululemon Athletica, Inc.                              167,000(b,c)         6,215,740
True Religion Apparel, Inc.                            106,000(b)           2,339,420
                                                                      ---------------
Total                                                                       8,555,160
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
82  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
THRIFTS & MORTGAGE FINANCE (1.1%)
Berkshire Hills Bancorp, Inc.                           81,000             $1,577,880
K-Fed Bancorp                                           15,000                136,200
Provident New York Bancorp                               3,000                 26,550
ViewPoint Financial Group                              237,000              3,282,450
                                                                      ---------------
Total                                                                       5,023,080
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (1.1%)
CAI International, Inc.                                 91,000(b)           1,082,900
GATX Corp.                                              36,000                960,480
H&E Equipment Services, Inc.                           222,800(b)           1,668,772
Rush Enterprises, Inc., Class A                         71,000(b)             948,560
Rush Enterprises, Inc., Class B                         32,000(b)             372,800
                                                                      ---------------
Total                                                                       5,033,512
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.3%)
Crown Castle International Corp.                       131,000(b)           4,881,060
SBA Communications Corp., Class A                      170,000(b)           5,781,700
                                                                      ---------------
Total                                                                      10,662,760
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $511,806,733)                                                     $463,741,872
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             4,977,733(d)          $4,977,733
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,977,733)                                                         $4,977,733
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $516,784,466)                                                     $468,719,605
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.39% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  83

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Columbia Wanger U.S. Equities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $463,741,872          $--             $--        $463,741,872
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            463,741,872           --              --         463,741,872
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                    4,977,733           --              --           4,977,733
---------------------------------------------------------------------------------------------------------------
Total Other                                          4,977,733           --              --           4,977,733
---------------------------------------------------------------------------------------------------------------
Total                                             $468,719,605          $--             $--        $468,719,605
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
84  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  85

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Eaton Vance Floating-Rate Income Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


SENIOR LOANS (94.8%)(d)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
AEROSPACE & DEFENSE (1.4%)
DAE Aviation Holdings, Inc.
 Tranche B1 Term Loan
 TBD                                      TBD          $506,761(b,e)         $452,284
 07-31-14                               4.090%        1,013,522               904,568
Hawker Beechcraft Acquisition Co. LLC
 Letter of Credit
 TBD                                      TBD           224,551(b,e)          180,889
Hawker Beechcraft Acquisition Co. LLC
 Term Loan
 TBD                                      TBD         3,775,449(b,e)        3,041,351
Standard Aero Ltd.
 Tranche B2 Term Loan
 TBD                                      TBD           490,710(b,e)          437,958
 07-31-14                               4.090           986,478               880,432
TransDigm, Inc.
 Term Loan
 TBD                                      TBD         2,500,000(b,e)        2,412,500
 06-23-13                               2.538           700,000               675,500
Triumph Group, Inc.
 Term Loan
 06-16-16                               3.500           525,000               524,344
                                                                      ---------------
Total                                                                       9,509,826
-------------------------------------------------------------------------------------

AUTOMOTIVE (3.2%)
Accuride Corp. Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,989,440
Allison Transmission, Inc.
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          909,000
 08-07-14                         3.050-3.110         1,976,256             1,796,417
Autotrader.com, Inc.
 Tranche B Term Loan
 TBD                                      TBD         1,000,000(b,e)        1,000,000
Federal-Mogul Corp.
 Tranche B Term Loan
 TBD                                      TBD         3,310,811(b,e)        2,889,378
Federal-Mogul Corp.
 Tranche C Term Loan
 TBD                                      TBD         1,689,189(b,e)        1,474,172
Ford Motor Co.
 Tranche B1 Term Loan
 12-15-13                         3.310-3.350         4,980,647             4,701,133
Tenneco, Inc.
 Tranche B Term Loan
 06-03-16                               5.088         2,000,000             1,995,000
The Goodyear Tire & Rubber Co.
 2nd Lien Term Loan
 04-30-14                               2.240         5,000,000             4,597,500
                                                                      ---------------
Total                                                                      21,352,040
-------------------------------------------------------------------------------------

BROKERAGE (1.2%)
LPL Holdings, Inc.
 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,883,750
 06-28-17                               5.250         1,970,063             1,942,974
Nuveen Investments, Inc.
 1st Lien Term Loan
 11-13-14                         3.328-3.533         4,000,000             3,325,000
                                                                      ---------------
Total                                                                       8,151,724
-------------------------------------------------------------------------------------

BUILDING MATERIALS (0.4%)
Building Materials Corp. of America
 Term Loan
 02-22-14                               3.125         3,000,000             2,886,000
-------------------------------------------------------------------------------------

CHEMICALS (7.7%)
Brenntag Holding Gmbh & Co. KG
 Term Loan
 TBD                                      TBD           687,400(b,c,e)        677,089
Brenntag Holding Gmbh & Co. KG
 Tranche B2 Term Loan
 TBD                                      TBD         4,312,600(b,c,e)      4,237,130
Celanese US Holdings LLC
 Term Loan
 04-02-14                               2.042         5,000,000             4,725,000
CF Industries, Inc.
 Tranche B1 Term Loan
 04-05-15                               4.500         4,980,086             4,980,733
Columbian Chemicals Acquisition LLC/Merger Sub, Inc.
 Tranche B Term Loan
 TBD                                      TBD         2,475,581(b,e)        2,426,069
Hexion Specialty Chemicals, Inc.
 Tranche C1B Term Loan
 05-05-15                               4.313         1,409,762             1,275,835
Hexion Specialty Chemicals, Inc.
 Tranche C2B Term Loan
 05-05-15                               4.313           588,705               532,778
Huntsman International LLC
 Tranche B Term Loan
 04-19-14                         2.078-2.184         1,880,420             1,737,038
Huntsman International LLC
 Tranche C Term Loan
 TBD                                      TBD         3,760,840(b,e)        3,503,636
 06-30-16                         2.597-2.684         1,880,420             1,751,817
Ineos US Finance LLC
 Tranche B2 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,915,760
Ineos US Finance LLC
 Tranche C2 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,915,760
ISP Chemco LLC
 Term Loan
 TBD                                      TBD         2,494,859(b,e)        2,332,693
 06-04-14                               2.125         2,000,000             1,870,000
Lyondell Chemical Co. Term Loan
 04-08-16                               5.500         4,000,000             4,015,560
Matrix Acquisition Corp.
 Tranche B Term Loan
 04-12-14                               2.248         2,500,000             2,315,625
Millenium Chemicals
 1st Lien Term Loan
 05-15-14                               2.783         1,994,885             1,818,677
Momentive Performance Materials
 Tranche B1 Term Loan
 TBD                                      TBD           997,416(b,e)          887,700
 12-04-13                               2.625         1,000,000               890,000
Polymer Group, Inc.
 Tranche 2 Term Loan
 11-22-14                               7.000         2,000,000             2,000,000
Rockwood Specialties Group, Inc.
 Tranche H Term Loan
 05-15-14                               6.000         1,413,443             1,413,443
Solutia, Inc.
 Term Loan
 03-17-17                               4.750         3,500,000             3,490,690
Styron S.A.R.L.
 Term Loan
 06-17-16                               7.500         1,425,000(c)          1,421,879
                                                                      ---------------
Total                                                                      52,134,912
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.6%)
The Manitowoc Co., Inc.
 Tranche B Term Loan
 11-06-14                               7.500         4,000,000             3,979,440
-------------------------------------------------------------------------------------

CONSUMER CYCLICAL SERVICES (2.9%)
Adesa, Inc.
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          946,720
 10-21-13                               3.100         3,000,000             2,840,160
Affinion Group, Inc.
 Tranche B Term Loan
 10-09-16                               5.000         4,987,500             4,740,219
Live Nation Entertainment, Inc.
 Tranche B Term Loan
 11-07-16                               4.500         2,992,500             2,966,316
Protection One, Inc.
 Term Loan
 06-04-16                               6.000         4,000,000             3,930,000
West Corp.
 Tranche B2 Term Loan
 TBD                                      TBD         1,241,764(b,e)        1,153,550


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
86  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
CONSUMER CYCLICAL SERVICES (CONT.)
West Corp.
 Tranche B4 Term Loan
 07-15-16                         4.182-4.311%       $2,976,804            $2,816,801
                                                                      ---------------
Total                                                                      19,393,766
-------------------------------------------------------------------------------------

CONSUMER PRODUCTS (1.6%)
Jarden Corp.
 Tranche B2 Term Loan
 01-24-12                               2.283         2,992,126             2,916,784
National Bedding Co. LLC
 1st Lien Term Loan
 TBD                                      TBD         1,785,387(b,e)        1,706,169
Prestige Brands, Inc.
 Term Loan
 03-24-16                               4.750         1,000,000               994,170
Spectrum Brands, Inc.
 Term Loan
 06-16-16                               8.000         5,000,000             5,008,050
                                                                      ---------------
Total                                                                      10,625,173
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.9%)
Acosta, Inc.
 Term Loan
 07-28-13                               2.600         3,000,000             2,786,250
BakerCorp
 Tranche C Term Loan
 05-08-14                         4.838-4.936         1,257,890             1,180,316
Brand Energy & Infrastructure Services, Inc.
 Tranche B2 1st Lien Term Loan
 02-07-14                         3.563-3.813         2,000,000             1,805,000
Mueller Water Products, Inc.
 Tranche B Term Loan
 TBD                                      TBD         1,050,542(b,e)        1,042,011
New Customer Service
 Term Loan
 03-23-16                               6.000         1,985,714             1,947,986
Sensus USA, Inc.
 Tranche B3 Term Loan
 06-03-13                               7.000         1,500,000             1,500,000
US Investigations Services, Inc.
 Term Loan
 02-21-15                               3.539         1,994,859             1,710,591
Vertrue, Inc.
 1st Lien Term Loan
 08-16-14                               3.540         1,000,000               837,500
                                                                      ---------------
Total                                                                      12,809,654
-------------------------------------------------------------------------------------

ELECTRIC (3.5%)
Calpine Corp.
 Term Loan
 03-29-14                               3.415         2,744,414             2,512,731
 TBD                                      TBD         3,000,000(b,e)        2,966,250
Dynegy Holdings, Inc.
 Letter of Credit
 TBD                                      TBD         4,628,369(b,e)        4,342,567
Dynegy Holdings, Inc.
 Tranche B Term Loan
 TBD                                      TBD           371,631(b,e)          348,683
Energy Future Holdings
 Tranche B2 Term Loan
 10-10-14                         3.850-4.066         4,000,000             2,953,000
Mirant North America LLC
 Term Loan
 01-03-13                               2.097         3,612,245             3,512,908
NRG Energy, Inc.
 Credit Linked Deposit
 TBD                                      TBD         1,190,451(b,e)        1,137,869
 02-01-13                         0.433-1.850         1,388,860             1,327,513
NRG Energy, Inc.
 Term Loan
 TBD                                      TBD         1,809,549(b,e)        1,729,621
 02-01-13                               2.283         2,111,140             2,017,892
Pike Electric, Inc.
 Tranche B Term Loan
 07-01-12                               2.125           961,648               903,949
                                                                      ---------------
Total                                                                      23,752,983
-------------------------------------------------------------------------------------

ENTERTAINMENT (5.8%)
AMC Entertainment, Inc.
 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,860,710
Bombardier Recreational Products, Inc.
 Term Loan
 06-28-13                         3.180-3.210         2,000,000(c)          1,675,000
Carmike Cinemas, Inc.
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          993,210
Cedar Fair LP
 Tranche B Term Loan
 08-30-14                               4.347         2,834,298             2,796,205
Cinemark USA, Inc.
 Term Loan
 04-30-16                         3.550-3.680         7,979,950             7,734,567
National CineMedia LLC
 Term Loan
 02-13-15                               2.290         4,000,000             3,755,000
Regal Cinemas Corp.
 Term Loan
 TBD                                      TBD           482,500(b,e)          470,698
 11-19-16                               4.033         7,000,000             6,828,780
SeaWorld Parks & Entertainment
 Term Loan
 TBD                                      TBD         5,975,000(b,e)        5,954,446
Six Flags Theme Parks, Inc.
 Tranche B 1st Lien Term Loan
 06-30-16                               6.000         2,000,000             1,959,000
Universal City Development Partners Ltd.
 Term Loan
 11-06-14                               5.500         3,989,975             3,967,990
                                                                      ---------------
Total                                                                      38,995,606
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (4.5%)
Advantage Sales & Marketing, Inc.
 1st Lien Term Loan
 05-05-16                               5.000         4,498,724             4,448,114
Aramark Corp.
 2nd Letter of Credit
 TBD                                      TBD            52,186(b,e)           50,192
 07-26-16                               0.197           185,121               178,047
Aramark Corp.
 Letter of Credit
 TBD                                      TBD           185,120(b,e)          172,625
Aramark Corp.
 Term Loan
 TBD                                      TBD         2,814,880(b,e)        2,624,875
Aramark Corp.
 Tranche B Term Loan
 TBD                                      TBD           793,527(b,e)          763,207
 07-26-16                               3.783         2,814,880             2,707,323
Dean Foods Co.
 Tranche A Term Loan
 04-02-12                               1.715         2,415,493             2,320,395
Dean Foods Co.
 Tranche B Term Loan
 04-02-14                               1.675         3,840,129             3,555,729
Dole Food Co., Inc.
 Tranche B1 Term Loan
 TBD                                      TBD           141,012(b,e)          140,562
 03-02-17                         5.000-5.500         1,004,664             1,001,460
Dole Food Co., Inc.
 Tranche C1 Term Loan
 TBD                                      TBD           350,238(b,c,e)        349,121
 03-02-17                         5.000-5.500         2,495,336(c)          2,487,375
Pinnacle Foods Finance LLC
 Term Loan
 04-02-14                               2.851         2,850,112             2,658,756
Pinnacle Foods Finance LLC
 Tranche C Term Loan
 04-02-14                               7.500         1,500,000             1,493,670
Sagittarius Restaurants LLC
 Term Loan
 05-18-15                               7.500           550,000               537,268
WM. Bolthouse Farms, Inc.
 1st Lien Term Loan
 02-11-16                               5.500         4,850,994             4,806,073
                                                                      ---------------
Total                                                                      30,294,792
-------------------------------------------------------------------------------------

GAMING (1.5%)
Ameristar Casinos, Inc.
 Term Loan
 11-10-12                               3.555         1,994,778             1,974,411
Harrah's Operating Co., Inc.
 Tranche B1 Term Loan
 TBD                                      TBD         1,000,000(b,e)          829,550
 01-28-15                               3.316         1,000,000               829,550
Harrah's Operating Co., Inc.
 Tranche B3 Term Loan
 TBD                                      TBD           996,863(b,e)          826,779
 01-28-15                         3.316-3.533         1,000,000               829,380


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  87

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Eaton Vance Floating-Rate Income Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
GAMING (CONT.)
Isle of Capri Casinos, Inc.
 Term Loan
 TBD                                      TBD          $566,439(b,e)         $531,037
 11-25-13                               5.000%        1,712,525             1,605,492
Isle of Capri Casinos, Inc.
 Tranche A Delayed Draw Term Loan
 TBD                                      TBD           199,281(b,e)          186,826
 11-25-13                               5.000           602,465               564,811
Isle of Capri Casinos, Inc.
 Tranche B Delayed Draw Term Loan
 TBD                                      TBD           226,576(b,e)          212,415
 11-25-13                               5.000           685,010               642,196
VML US Finance LLC
 Tranche B Delayed Draw Term Loan
 05-25-12                               5.040           366,131               355,400
VML US Finance LLC
 Tranche B Term Loan
 05-27-13                               5.040           633,869               615,290
                                                                      ---------------
Total                                                                      10,003,137
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (0.4%)
Energy Transfer Equity LP
 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,903,040
-------------------------------------------------------------------------------------

GAS PIPELINES (2.4%)
Atlas Pipeline Partners LP
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          990,000
 07-27-14                               6.750         3,500,000             3,465,000
CGGVeritas
 Tranche B1 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,910,000
Hercules Offshore, Inc.
 Term Loan
 07-11-13                               6.000         2,000,000             1,760,840
Targa Resources, Inc.
 Term Loan
 07-05-16                               5.750         7,000,000             6,953,310
                                                                      ---------------
Total                                                                      16,079,150
-------------------------------------------------------------------------------------

HEALTH CARE (13.3%)
1-800 Contacts, Inc.
 Term Loan
 03-04-15                               7.700         1,496,203             1,481,241
Alliance HealthCare Services, Inc.
 Term Loan
 06-01-16                               5.500         1,990,000             1,946,877
Bausch & Lomb, Inc.
 Delayed Draw Term Loan
 TBD                                      TBD           406,065(b,e)          381,190
 04-24-15                               3.597           390,370               366,456
Bausch & Lomb, Inc.
 Term Loan
 TBD                                      TBD         1,676,477(b,e)        1,573,776
 04-24-15                         3.597-3.783         1,609,630             1,511,024
Biomet, Inc.
 Term Loan
 TBD                                      TBD         1,984,615(b,e)        1,901,757
 03-25-15                         3.347-3.538         6,000,000             5,749,500
Carestream Health
 1st Lien Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,819,310
 04-30-13                               2.347         2,200,000             2,067,494
Community Health Systems, Inc.
 Delayed Draw Term Loan
 07-25-14                               2.788           389,713               362,920
Community Health Systems, Inc.
 Term Loan
 07-25-14                               2.788         7,595,876             7,073,658
Emdeon Business Services LLC
 1st Lien Term Loan
 11-18-13                         2.350-2.540         4,986,212             4,792,996
Fresenius SE
 Tranche C1 Term Loan
 TBD                                      TBD         2,341,729(b,c,e)      2,335,336
Fresenius SE
 Tranche C2 Term Loan
 TBD                                      TBD         1,633,955(b,c,e)      1,629,494
HCA, Inc.
 Tranche B1 Term Loan
 11-18-13                               2.783         2,000,000             1,883,440
HCA, Inc.
 Tranche B2 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,864,460
 03-31-17                               3.783         3,000,000             2,864,460
Health Management Associates, Inc.
 Tranche B Term Loan
 02-28-14                               2.283         7,975,285             7,421,640
HealthSouth Corp.
 Tranche 1 Term Loan
 TBD                                      TBD         1,492,462(b,e)        1,435,376
 03-10-13                               2.790         3,000,000             2,885,250
HealthSouth Corp.
 Tranche 2 Term Loan
 09-10-15                               4.290         1,994,975             1,962,557
Iasis Healthcare LLC
 Delayed Draw Term Loan
 03-14-14                               2.347           479,448               447,287
Iasis Healthcare LLC
 Synthetic Letter of Credit
 03-14-14                               0.016           130,462               121,711
Iasis Healthcare LLC
 Term Loan
 03-14-14                               2.347         1,385,287             1,292,362
IMS Health, Inc.
 Tranche B Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,976,000
 02-26-16                               5.250         2,000,000             1,984,000
Inverness Medical
 1st Lien Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,821,080
Lifepoint Hospitals, Inc.
 Tranche B1 Term Loan
 04-18-12                               2.125         2,000,000             1,942,500
Prime Healthcare Services, Inc.
 Tranche B Term Loan
 TBD                                      TBD         1,000,000(b,e)          955,000
Quintiles Transnational Corp.
 1st Lien Tranche B Term Loan
 03-31-13                         2.350-2.540         3,000,000             2,870,010
Radnet Management, Inc.
 Tranche B Term Loan
 TBD                                      TBD         1,000,000(b,e)          989,380
ReAble Therapeutics Finance LLC
 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,851,500
Rehabcare Group, Inc.
 Tranche B Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,973,000
Select Medical Corp.
 Tranche B Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,872,500
Select Medical Corp.
 Tranche B1 Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,880,000
Vanguard Health Holding Co. II LLC
 Term Loan
 01-29-16                               5.000         4,000,000             3,935,720
                                                                      ---------------
Total                                                                      89,222,262
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.3%)
Alliant Holdings I, Inc.
 Term Loan
 08-21-14                               3.292         1,898,688             1,718,313
-------------------------------------------------------------------------------------

MEDIA CABLE (6.5%)
Cequel Communications LLC
 Term Loan
 TBD                                      TBD           500,000(b,e)          474,585
 11-05-13                               2.292         4,500,000             4,271,265
Charter Communications Operating LLC
 Tranche B1 Term Loan
 TBD                                      TBD         1,500,000(b,e)        1,389,525
Charter Communications Operating LLC
 Tranche C Term Loan
 TBD                                      TBD         5,498,747(b,e)        5,118,124
 09-06-16                               3.790           500,000               465,390
CSC Holdings LLC
 Tranche B2 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,936,940
CSC Holdings LLC
 Tranche B3 Term Loan
 03-29-16                               2.100         3,990,000             3,822,420
Insight Midwest Holdings LLC
 Tranche B Term Loan
 04-07-14                         2.040-2.100         3,000,000             2,812,500
Mediacom Communications Corp.
 Tranche E Term Loan
 10-23-17                               4.500         4,000,000             3,786,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
88  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
MEDIA CABLE (CONT.)
Mediacom Communications Corp.
 Tranche F Term Loan
 10-23-17                               4.500%       $3,000,000            $2,848,500
Telesat Canada
 Term Loan I
 10-31-14                               3.350         3,683,605(c)          3,508,634
Telesat Canada
 Term Loan II
 10-31-14                               3.350           316,395(c)            301,366
TWCC Holding Corp.
 Term Loan
 09-14-15                               5.000         6,000,000             5,968,920
UPC Financing Partnership
 Tranche T Term Loan
 12-30-16                               4.251         6,500,000             6,093,750
UPC Financing Partnership
 Tranche X Term Loan
 12-31-17                               2.501         1,000,000               917,920
                                                                      ---------------
Total                                                                      43,715,839
-------------------------------------------------------------------------------------

MEDIA NON CABLE (3.2%)
Cengage Learning Acquisitions, Inc.
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          861,810
Getty Images, Inc.
 Term Loan
 07-02-15                               6.250         1,156,443             1,157,646
Intelsat Corp.
 Tranche B2A Term Loan
 01-03-14                               2.792         2,333,811             2,161,109
Intelsat Corp.
 Tranche B2B Term Loan
 01-03-14                               2.792         2,333,095             2,160,446
Intelsat Corp.
 Tranche B2C Term Loan
 01-03-14                               2.792         2,333,095             2,160,446
Lodgenet Entertainment Corp.
 Term Loan
 04-04-14                               2.540         1,741,860             1,579,292
Nelson Education Ltd.
 1st Lien Term Loan
 07-04-14                               3.033         1,496,154(c)          1,391,423
Nielsen Finance LLC
 Tranche A Term Loan
 08-09-13                               2.350         5,000,000             4,699,099
Nielsen Finance LLC
 Tranche B Term Loan
 05-01-16                               4.100         1,000,000               960,210
Univision Communications, Inc.
 Term Loan
 09-29-14                               2.597         1,987,383             1,654,774
Zuffa LLC
 Term Loan
 06-19-15                               2.438         3,000,000             2,825,640
                                                                      ---------------
Total                                                                      21,611,895
-------------------------------------------------------------------------------------

METALS (0.7%)
John Maneely Co. Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,881,660
 12-09-13                         3.550-3.554         1,187,369             1,117,113
Novelis Corp.
 Term Loan
 TBD                                      TBD         1,492,983(b,e)        1,401,538
Novelis, Inc.
 Term Loan
 TBD                                      TBD           507,017(b,c,e)        475,962
                                                                      ---------------
Total                                                                       4,876,273
-------------------------------------------------------------------------------------

NON CAPTIVE DIVERSIFIED (0.3%)
International Lease Finance Corp.
 Tranche 1 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,973,580
-------------------------------------------------------------------------------------

OIL FIELD SERVICES (0.7%)
Ashmore Energy International
 Synthetic Revolving Term Loan
 TBD                                      TBD           106,351(b,c,e)         98,607
 03-30-12                               3.292           274,043(c)            254,090
Ashmore Energy International
 Term Loan
 TBD                                      TBD           893,649(b,c,e)        828,583
 03-30-14                               3.533         1,522,812(c)          1,411,936
Dresser, Inc.
 Tranche B Term Loan
 05-04-14                               2.695         2,000,000             1,828,760
                                                                      ---------------
Total                                                                       4,421,976
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.2%)
Asset Acceptance Capital Corp.
 Tranche B Term Loan
 TBD                                      TBD         1,000,000(b,e)          952,500
Ikaria Acquisition, Inc.
 Term Loan
 05-14-16                               7.000           500,000               483,750
                                                                      ---------------
Total                                                                       1,436,250
-------------------------------------------------------------------------------------

OTHER INDUSTRY (3.8%)
Aquilex Holdings LLC
 Term Loan
 04-01-16                               5.500           997,500               985,660
Diversey, Inc.
 Tranche B Term Loan
 11-24-15                               5.500         5,000,000             4,987,500
Education Management LLC
 Tranche C Term Loan
 06-03-13                               2.313         7,217,674             6,598,542
Language Line LLC
 Tranche B Term Loan
 TBD                                      TBD         3,997,500(b,e)        3,949,210
Laureate Education, Inc.
 Delayed Draw Term Loan
 08-15-14                               3.571           259,737               232,790
Laureate Education, Inc.
 Term Loan
 08-15-14                               3.571         1,735,151             1,555,129
RE/MAX International LLC
 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,985,000
Rexnord LLC/RBS Global, Inc.
 Tranche B1 Term Loan
 07-19-13                         2.813-2.875         4,803,279             4,564,604
Rexnord LLC/RBS Global, Inc.
 Tranche B2 Term Loan
 07-19-13                               2.625           818,649               771,323
                                                                      ---------------
Total                                                                      25,629,758
-------------------------------------------------------------------------------------

PACKAGING (2.4%)
Berry Plastics Holding Corp.
 Tranche C Term Loan
 04-03-15                               2.350         1,994,845             1,762,586
Bway Holding Co.
 Tranche B Term Loan
 06-16-17                               5.500           731,429               729,907
Graham Packaging Co. LP
 Tranche C Term Loan
 04-05-14                               6.750         1,994,949             1,998,700
Graphic Packaging International, Inc.
 Term Loan
 TBD                                      TBD         6,000,000(b,e)        5,785,200
ICL Industrial Containers ULC/ICL Contenants Industriels ULC
 Tranche C Term Loan
 06-16-17                               5.500            68,571(c)             68,429
Reynolds Group Holdings, Inc.
 Term Loan
 05-05-16                               5.750         3,000,000             2,972,490
 05-05-16                               6.250         3,000,000             2,981,250
                                                                      ---------------
Total                                                                      16,298,562
-------------------------------------------------------------------------------------

PAPER (1.0%)
Georgia-Pacific LLC
 Tranche B Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,895,000
Georgia-Pacific LLC
 Tranche C Term Loan
 12-23-14                         3.783-3.787         3,989,574             3,920,993
                                                                      ---------------
Total                                                                       6,815,993
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.9%)
Mylan, Inc.
 Tranche B Term Loan
 10-02-14                         3.625-3.813         3,965,958             3,931,930
VWR Funding, Inc.
 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,851,000
Warner Chilcott Co. LLC
 Tranche A Term Loan
 10-30-14                               5.500         2,643,559(c)          2,636,395


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  89

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Eaton Vance Floating-Rate Income Fund

SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
PHARMACEUTICALS (CONT.)
Warner Chilcott Co. LLC
 Tranche B2 Term Loan
 04-30-15                               5.750%       $2,026,051(c)         $2,019,426
Warner Chilcott Corp.
 Term Loan
 04-30-15                               5.750         1,130,459             1,126,762
Warner Chilcott Corp.
 Tranche B1 Term Loan
 04-30-15                               5.750         1,216,715             1,212,736
                                                                      ---------------
Total                                                                      12,778,249
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.8%)
HUB International Ltd.
 Delayed Draw Term Loan
 06-13-14                               3.033           183,055               162,461
HUB International Ltd.
 Term Loan
 06-13-14                               3.033           814,376               722,759
 TBD                                      TBD           994,975(b,e)          948,957
 06-13-14                               6.750         2,000,000             1,907,500
USI Holdings Corp.
 Series C Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,925,000
                                                                      ---------------
Total                                                                       5,666,677
-------------------------------------------------------------------------------------

REFINING (0.4%)
CITGO Petroleum Corp.
 Tranche B Term Loan
 TBD                                      TBD           500,000(b,e)          489,375
CITGO Petroleum Corp.
 Tranche C Term Loan
 TBD                                      TBD         2,300,000(b,e)        2,286,108
                                                                      ---------------
Total                                                                       2,775,483
-------------------------------------------------------------------------------------

REITS (0.1%)
MPT Operating Partnership LP
 Term Loan
 05-17-16                               5.000         1,000,000               985,000
-------------------------------------------------------------------------------------

RESTAURANTS (0.9%)
Dave & Buster's, Inc.
 Term Loan
 06-01-16                         6.000-6.500         2,000,000             1,971,660
QCE LLC
 1st Lien Term Loan
 TBD                                      TBD         1,000,000(b,e)          834,500
OSI Restaurant Partners LLC
 Term Loan
 TBD                                      TBD            82,869(b,e)           70,883
 06-14-13                         0.356-2.875           165,738               141,765
 TBD                                      TBD           911,703(b,e)          779,834
 06-14-14                         2.875-4.500         1,834,262             1,568,955
Wendy's/Arby's Restaurants LLC
 Term Loan
 05-24-17                               5.000           825,000               822,113
                                                                      ---------------
Total                                                                       6,189,710
-------------------------------------------------------------------------------------

RETAILERS (7.3%)
Dollar General Corp.
 Tranche B1 Term Loan
 07-07-14                         3.088-3.100         3,000,000             2,869,410
FTD Group, Inc.
 Tranche B Term Loan
 08-26-14                              6.7500           778,462               776,516
General Nutrition Centers, Inc.
 Term Loan
 09-16-13                         2.550-2.790         6,000,000             5,625,000
Harbor Freight Tools USA, Inc./Central Purchasing LLC
 Term Loan
 02-24-16                         5.000-5.500         3,493,239             3,465,957
JRD Holdings, Inc.
 Term Loan
 07-02-14                               2.600         4,725,000             4,530,094
Michaels Stores, Inc.
 Tranche B1 Term Loan
 10-31-13                         2.625-2.813         1,000,000               926,070
PetCo Animal Supplies, Inc.
 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,905,000
 10-26-13                         2.597-2.783         2,000,000             1,905,000
Pilot Travel Centers LLC
 Tranche B Term Loan
 TBD                                      TBD         6,347,102(b,e)        6,341,833
Rent-A-Center, Inc.
 Tranche B Term Loan
 03-31-15                               3.540         1,433,176             1,404,513
Rite Aid Corp.
 Tranche 2 Term Loan
 06-04-14                         2.100-2.110         3,000,000             2,587,500
Rite Aid Corp.
 Tranche 3 Term Loan
 06-04-14                               6.000         4,000,000             3,765,000
The Neiman Marcus Group, Inc.
 Term Loan
 04-06-13                         2.351-2.538         4,000,000             3,737,000
The Pep Boys-Manny, Moe & Jack
 Term Loan
 10-27-13                               2.540         1,016,842               966,000
Travelport LLC
 Delayed Draw Term Loan
 08-23-13                         2.846-3.033         5,000,000             4,670,000
Travelport LLC
 Synthetic Letter of Credit
 08-23-13                               3.033           153,677               143,376
Travelport LLC
 Tranche B Term Loan
 08-23-13                         2.846-2.847           846,323               789,594
Yankee Candle Co., Inc.
 Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,896,140
 02-06-14                               2.350         1,243,803             1,179,212
                                                                      ---------------
Total                                                                      49,483,215
-------------------------------------------------------------------------------------

SUPERMARKETS (0.7%)
Roundy's Supermartkets, Inc.
 Tranche B Term Loan
 TBD                                      TBD         2,632,549(b,e)        2,616,096
 11-03-13                         3.826-5.500         2,000,000             1,987,500
                                                                      ---------------
Total                                                                       4,603,596
-------------------------------------------------------------------------------------

TECHNOLOGY (9.3%)
Activant Solutions, Inc.
 Term Loan
 05-02-13                               2.313         1,000,000               938,750
Aspect Software, Inc.
 Tranche B Term Loan
 TBD                                      TBD         1,997,500(b,e)        1,947,563
 05-07-16                               6.250         1,000,000               975,000
Asurion Corp.
 1st Lien Term Loan
 07-03-14                         3.350-3.421         5,792,992             5,465,050
Booz Allen Hamilton, Inc.
 Tranche C Term Loan
 07-31-15                               6.000           997,494               995,209
CCC Information Services Group, Inc.
 Term Loan
 02-10-13                               2.600         2,813,934             2,715,446
Dealer Computer Services, Inc.
 Term Loan
 04-21-17                               5.250           953,297               939,598
First Data Corp.
 Tranche B2 Term Loan
 09-24-14                               3.097         1,994,872             1,675,373
Freescale Semiconductor, Inc.
 Term Loan
 TBD                                      TBD         1,000,000(b,e)          878,250
 12-01-16                               4.596         1,993,585             1,750,866
Infor Enterprise Solutions Holdings, Inc.
 1st Lien Delayed Draw Term Loan
 07-28-15                               6.100           345,973               320,602
Infor Enterprise Solutions Holdings, Inc.
 1st Lien Term Loan
 07-28-15                               6.100           651,437               603,667
Intergraph Corp.
 1st Lien Term Loan
 TBD                                      TBD         1,000,000(b,e)          983,750
Intergraph Corp.
 Tranche B1 Term Loan
 TBD                                      TBD         2,954,208(b,e)        2,950,515
Lender Processing Services, Inc.
 Tranche B Term Loan
 07-02-14                               2.847         2,992,366             2,962,443
MSCI, Inc.
 Term Loan
 06-01-16                               4.750         2,000,000             1,996,260
Network Solutions LLC
 1st Lien Term Loan
 03-07-14                               2.600         1,000,000               933,750
Orbitz Worldwide, Inc.
 Term Loan
 07-25-14                         3.338-3.538         2,000,000             1,861,500


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
90  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SENIOR LOANS (CONTINUED)
                                    COUPON           PRINCIPAL
BORROWER                             RATE              AMOUNT                VALUE(a)
TECHNOLOGY (CONT.)
Sabre, Inc.
 Term Loan
 09-30-14                         2.338-2.347%       $4,000,000            $3,549,600
Sensata Technology BV/Finance Co. LLC
 Term Loan
 TBD                                      TBD         1,500,000(b,e)        1,397,250
 04-27-13                               2.078         3,000,000             2,794,500
Sitel LLC
 Term Loan
 TBD                                      TBD         1,377,759(b,e)        1,357,093
Spansion LLC
 Term Loan
 02-09-15                               7.500         2,000,000             1,975,000
SS&C Technologies, Inc./Sunshine Acquisition II, Inc.
 Term Loan
 11-23-12                         2.350-2.540         1,361,625             1,310,564
SSI Investments II Ltd. Term Loan
 05-30-17                               6.500           500,000(c)            495,940
SunGard Data Systems, Inc.
 Tranche B Term Loan
 02-28-16                         3.999-4.060         7,500,000             7,153,125
The First American Corp.
 Term Loan
 04-12-16                               4.750         2,000,000             1,990,000
Trans Union LLC
 Term Loan
 06-15-17                               6.750         4,000,000             4,015,000
VeriFone, Inc.
 Tranche B Term Loan
 10-31-13                               3.100         2,855,471             2,769,806
Vertafore, Inc.
 Tranche B2 Term Loan
 07-31-14                               5.500         2,408,825             2,354,627
                                                                      ---------------
Total                                                                      62,056,097
-------------------------------------------------------------------------------------

TEXTILE (0.4%)
Phillips-Van Heusen Corp.
 Tranche B Term Loan
 TBD                                      TBD         3,000,000(b,e)        2,997,090
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (0.7%)
The Hertz Corp.
 Letter of Credit
 TBD                                      TBD           311,492(b,e)          295,862
 12-21-12                         0.348-1.750           467,238               443,792
The Hertz Corp.
 Tranche B Term Loan
 TBD                                      TBD         1,682,175(b,e)        1,597,764
 12-21-12                               2.100         2,532,762             2,405,668
                                                                      ---------------
Total                                                                       4,743,086
-------------------------------------------------------------------------------------

WIRELESS (0.3%)
MetroPCS Wireless, Inc.
 Tranche B Term Loan
 TBD                                      TBD         2,000,000(b,e)        1,909,800
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
Windstream Corp.
 Tranche B2 Term Loan
 12-17-15                               3.060         4,000,000             3,908,560
-------------------------------------------------------------------------------------
TOTAL SENIOR LOANS
(Cost: $647,793,059)                                                     $638,688,507
-------------------------------------------------------------------------------------





MONEY MARKET FUND (29.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%            201,302,291(f)       $201,302,291
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $201,302,291)                                                     $201,302,291
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $849,095,350)(g)                                                  $839,990,798
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $180,905,942. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 4.20% of net assets.

(d) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Represents a senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $849,095,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                       $441,000
     Unrealized depreciation                                                     (9,545,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(9,104,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  91

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Eaton Vance Floating-Rate Income Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
92  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Other
  Senior Loans                                            $--      $638,688,507         $--        $638,688,507
  Affiliated Money Market Fund(b)                 201,302,291                --          --         201,302,291
---------------------------------------------------------------------------------------------------------------
Total Other                                       201,302,291       638,688,507          --         839,990,798
---------------------------------------------------------------------------------------------------------------
Total                                            $201,302,291      $638,688,507         $--        $839,990,798
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  93

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Invesco International Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (93.1%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (5.4%)
BHP Billiton Ltd.                                       701,953           $21,823,178
Cochlear Ltd.                                           296,758            18,472,596
CSL Ltd.                                                435,386            11,879,768
QBE Insurance Group Ltd.                                662,013            10,038,866
Woolworths Ltd.                                         398,316             9,009,988
                                                                      ---------------
Total                                                                      71,224,396
-------------------------------------------------------------------------------------

BELGIUM (1.9%)
Anheuser-Busch InBev NV                                 530,569            25,507,309
-------------------------------------------------------------------------------------

BRAZIL (2.0%)
Banco Bradesco SA, ADR                                  845,054            13,402,556
Petroleo Brasileiro SA, ADR                             427,573            12,741,675
                                                                      ---------------
Total                                                                      26,144,231
-------------------------------------------------------------------------------------

CANADA (6.3%)
Bombardier, Inc., Series B                            2,042,098             9,284,880
Canadian National Railway Co.                           159,051             9,115,737
Canadian Natural Resources Ltd.                         341,256            11,326,045
Cenovus Energy, Inc.                                    431,783            11,114,001
EnCana Corp.                                            322,606             9,770,613
Fairfax Financial Holdings Ltd.                          30,764            11,267,514
Suncor Energy, Inc.                                     398,133            11,717,714
Talisman Energy, Inc.                                   618,130             9,348,890
                                                                      ---------------
Total                                                                      82,945,394
-------------------------------------------------------------------------------------

CHINA (1.3%)
Industrial & Commercial Bank of China, Series
 H                                                   24,100,000            17,518,777
-------------------------------------------------------------------------------------

DENMARK (1.6%)
Novo Nordisk A/S, Series B                              256,050            20,687,152
-------------------------------------------------------------------------------------

FRANCE (4.4%)
AXA SA                                                  513,320             7,841,078
BNP Paribas                                             273,337            14,703,945
Danone                                                  238,812            12,801,190
Eutelsat Communications                                 265,324             8,881,328
Total SA                                                324,819            14,497,759
                                                                      ---------------
Total                                                                      58,725,300
-------------------------------------------------------------------------------------

GERMANY (7.1%)
Adidas AG                                               314,411            15,258,483
Bayer AG                                                334,328            18,639,824
BMW AG                                                  443,282            21,573,468
Fresenius Medical Care AG & Co. KGaA                    245,081            13,224,599
Puma AG Rudolf Dassler Sport                             55,981            15,122,008
SAP AG                                                  220,575             9,799,137
                                                                      ---------------
Total                                                                      93,617,519
-------------------------------------------------------------------------------------

HONG KONG (2.5%)
Esprit Holdings Ltd.                                  1,581,300             8,494,499
Hutchison Whampoa Ltd.                                2,506,000            15,423,483
Li & Fung Ltd.                                        2,052,000             9,181,426
                                                                      ---------------
Total                                                                      33,099,408
-------------------------------------------------------------------------------------

INDIA (1.4%)
Infosys Technologies Ltd., ADR                          316,834            18,981,525
-------------------------------------------------------------------------------------

IRELAND (1.9%)
Shire PLC                                             1,236,330            25,352,195
-------------------------------------------------------------------------------------

ISRAEL (2.5%)
Teva Pharmaceutical Industries Ltd., ADR                631,859            32,850,349
-------------------------------------------------------------------------------------

ITALY (1.7%)
Finmeccanica SpA                                      1,021,000            10,582,854
UniCredit SpA                                         5,256,088            11,625,234
                                                                      ---------------
Total                                                                      22,208,088
-------------------------------------------------------------------------------------

JAPAN (7.1%)
Denso Corp.                                             397,800            10,999,112
Fanuc Ltd.                                              135,500            15,307,067
Hoya Corp.                                              533,000            11,345,492
Keyence Corp.                                            57,400            13,278,570
Komatsu Ltd.                                            482,600             8,693,200
Nidec Corp.                                             264,500            22,151,960
Toyota Motor Corp.                                      362,900            12,473,693
                                                                      ---------------
Total                                                                      94,249,094
-------------------------------------------------------------------------------------

MEXICO (2.9%)
America Movil SAB de CV, ADR, Series L                  538,031            25,556,472
Fomento Economico Mexicano SAB de CV, ADR                32,641             1,408,459
Grupo Televisa SA, ADR                                  653,853            11,383,581
                                                                      ---------------
Total                                                                      38,348,512
-------------------------------------------------------------------------------------

NETHERLANDS (4.8%)
Koninklijke Ahold NV                                  1,208,698            14,949,624
Koninklijke KPN NV                                    1,020,605            13,007,563
TNT NV                                                  584,784            14,727,212
Unilever NV                                             486,968            13,297,083
VimpelCom Ltd., ADR                                     503,014(b)          8,138,767
                                                                      ---------------
Total                                                                      64,120,249
-------------------------------------------------------------------------------------

NORWAY (0.4%)
Petroleum Geo-Services ASA                              646,913(b)          5,393,711
-------------------------------------------------------------------------------------

PHILIPPINE ISLANDS (1.2%)
Philippine Long Distance Telephone Co.                  301,410            15,417,494
-------------------------------------------------------------------------------------

RUSSIA (1.0%)
Gazprom OAO, ADR                                        688,649            12,966,085
-------------------------------------------------------------------------------------

SINGAPORE (3.1%)
Keppel Corp., Ltd.                                    3,074,000            18,563,440
K-Green Trust Unit                                      614,800(b)            461,430
United Overseas Bank Ltd.                             1,624,000            22,597,720
                                                                      ---------------
Total                                                                      41,622,590
-------------------------------------------------------------------------------------

SOUTH KOREA (2.6%)
Hyundai Mobis                                           143,359            24,052,986
NHN Corp.                                                66,442(b)          9,885,222
                                                                      ---------------
Total                                                                      33,938,208
-------------------------------------------------------------------------------------

SPAIN (0.5%)
Telefonica SA                                           350,044             6,483,662
-------------------------------------------------------------------------------------

SWITZERLAND (8.5%)
Informa PLC                                           2,227,889            11,765,989
Julius Baer Group Ltd.                                  293,579             8,371,862
Nestle SA                                               574,705            27,715,462
Novartis AG                                             277,257            13,438,612
Roche Holding AG                                        224,577            30,915,467
Syngenta AG                                              89,373            20,649,473
                                                                      ---------------
Total                                                                     112,856,865
-------------------------------------------------------------------------------------

TAIWAN (2.8%)
Hon Hai Precision Industry Co., Ltd.                  3,163,000(b)         11,092,211
MediaTek, Inc.                                          630,000             8,797,644
Taiwan Semiconductor Manufacturing Co., Ltd.          9,278,000            17,349,358
                                                                      ---------------
Total                                                                      37,239,213
-------------------------------------------------------------------------------------

TURKEY (0.9%)
Akbank TAS                                            2,444,181            11,715,978
-------------------------------------------------------------------------------------

UNITED KINGDOM (17.3%)
BG Group PLC                                          1,028,819            15,295,319
British American Tobacco PLC                            532,096            16,879,720
Centrica PLC                                          4,226,124            18,642,490
Compass Group PLC                                     2,886,278            21,948,503
Imperial Tobacco Group PLC                              962,115            26,871,363
International Power PLC                               2,976,287            13,289,677
Kingfisher PLC                                        2,139,058             6,698,047
Next PLC                                                380,423            11,337,570
Reckitt Benckiser Group PLC                             531,952            24,733,470
Reed Elsevier PLC                                     1,567,753            11,619,903
Smith & Nephew PLC                                      671,564             6,342,088
Tesco PLC                                             3,287,843            18,540,638
The Capita Group PLC                                    663,513             7,307,142


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
94  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Vodafone Group PLC                                    9,222,392           $18,995,041
WPP Group PLC                                         1,227,038            11,554,656
                                                                      ---------------
Total                                                                     230,055,627
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,256,901,176)                                                 $1,233,268,931
-------------------------------------------------------------------------------------



MUTUAL FUND (0.6%)
                                                       SHARES                VALUE(a)
The India Fund, Inc.                                    266,500(b)         $8,061,625
-------------------------------------------------------------------------------------
TOTAL MUTUAL FUND
(Cost: $7,846,607)                                                         $8,061,625
-------------------------------------------------------------------------------------



MONEY MARKET FUND (6.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             79,165,434(d)        $79,165,434
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $79,165,434)                                                       $79,165,434
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,343,913,217)(e)                                              $1,320,495,990
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS        VALUE(a)
----------------------------------------------------------------------------------------------------
Aerospace & Defense                                                        1.5%          $19,867,734
Air Freight & Logistics                                                    1.1            14,727,212
Auto Components                                                            2.6            35,052,098
Automobiles                                                                2.6            34,047,161
Beverages                                                                  2.0            26,915,768
Biotechnology                                                              0.9            11,879,768
Capital Markets                                                            0.6             8,371,862
Chemicals                                                                  1.6            20,649,473
Commercial Banks                                                           6.9            91,564,210
Distributors                                                               0.7             9,181,426
Diversified Financial Services                                             0.6             8,061,625
Diversified Telecommunication Services                                     1.5            19,491,225
Electrical Equipment                                                       1.7            22,151,960
Electronic Equipment, Instruments & Components                             2.7            35,716,273
Energy Equipment & Services                                                0.4             5,393,711
Food & Staples Retailing                                                   3.2            42,500,250
Food Products                                                              4.1            53,813,735
Health Care Equipment & Supplies                                           1.9            24,814,684
Health Care Providers & Services                                           1.0            13,224,599
Hotels, Restaurants & Leisure                                              1.7            21,948,503
Household Products                                                         1.9            24,733,470
Independent Power Producers & Energy Traders                               1.0            13,289,677
Industrial Conglomerates                                                   2.6            33,986,923
Insurance                                                                  2.2            29,147,458
Internet Software & Services                                               0.7             9,885,222
IT Services                                                                1.4            18,981,525
Machinery                                                                  1.8            24,000,267
Media                                                                      4.2            55,205,457
Metals & Mining                                                            1.6            21,823,178
Multiline Retail                                                           0.9            11,337,570
Multi-Utilities                                                            1.4            19,103,920
Oil, Gas & Consumable Fuels                                                8.2           108,778,101
Pharmaceuticals                                                           10.7           141,883,599
Professional Services                                                      0.6             7,307,142
Road & Rail                                                                0.7             9,115,737
Semiconductors & Semiconductor Equipment                                   2.0            26,147,002
Software                                                                   0.7             9,799,137
Specialty Retail                                                           1.1            15,192,546
Textiles, Apparel & Luxury Goods                                           2.3            30,380,491
Tobacco                                                                    3.3            43,751,083
Wireless Telecommunication Services                                        5.1            68,107,774
Other(1)                                                                   6.0            79,165,434
----------------------------------------------------------------------------------------------------
Total                                                                                 $1,320,495,990
----------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  95

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Invesco International Growth Fund

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,343,913,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $16,653,000
     Unrealized depreciation                                                     (40,070,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(23,417,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
96  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                            --------------------------------------------------------------------
                                                 LEVEL 1            LEVEL 2
                                              QUOTED PRICES          OTHER           LEVEL 3
                                                IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                               MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)                              IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                          9,284,880          10,582,854          --            19,867,734
    Air Freight & Logistics                             --          14,727,212          --            14,727,212
    Auto Components                                     --          35,052,098          --            35,052,098
    Automobiles                                         --          34,047,161          --            34,047,161
    Beverages                                    1,408,459          25,507,309          --            26,915,768
    Biotechnology                                       --          11,879,768          --            11,879,768
    Capital Markets                                     --           8,371,862          --             8,371,862
    Chemicals                                           --          20,649,473          --            20,649,473
    Commercial Banks                            13,402,556          78,161,654          --            91,564,210
    Distributors                                        --           9,181,426          --             9,181,426
    Diversified Telecommunication
     Services                                           --          19,491,225          --            19,491,225
    Electrical Equipment                                --          22,151,960          --            22,151,960


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  97

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Invesco International Growth Fund

FAIR VALUE MEASUREMENTS (CONTINUED)



                                                                 FAIR VALUE AT JUNE 30, 2010
                                            --------------------------------------------------------------------
                                                 LEVEL 1            LEVEL 2
                                              QUOTED PRICES          OTHER           LEVEL 3
                                                IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                               MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)                              IDENTICAL ASSETS       INPUTS(b)         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
    Electronic Equipment, Instruments &
     Components                                         --          35,716,273          --            35,716,273
    Energy Equipment & Services                         --           5,393,711          --             5,393,711
    Food & Staples Retailing                            --          42,500,250          --            42,500,250
    Food Products                                       --          53,813,735          --            53,813,735
    Health Care Equipment & Supplies                    --          24,814,684          --            24,814,684
    Health Care Providers & Services                    --          13,224,599          --            13,224,599
    Hotels, Restaurants & Leisure                       --          21,948,503          --            21,948,503
    Household Products                                  --          24,733,470          --            24,733,470
    Independent Power Producers & Energy
     Traders                                            --          13,289,677          --            13,289,677
    Industrial Conglomerates                            --          33,986,923          --            33,986,923
    Insurance                                   11,267,514          17,879,944          --            29,147,458
    Internet Software & Services                        --           9,885,222          --             9,885,222
    Machinery                                           --          24,000,267          --            24,000,267
    Media                                       11,383,581          43,821,876          --            55,205,457
    Metals & Mining                                     --          21,823,178          --            21,823,178
    Multiline Retail                                    --          11,337,570          --            11,337,570
    Multi-Utilities                                     --          19,103,920          --            19,103,920
    Oil, Gas & Consumable Fuels                 66,018,938          42,759,163          --           108,778,101
    Pharmaceuticals                             32,850,349         109,033,250          --           141,883,599
    Professional Services                               --           7,307,142          --             7,307,142
    Semiconductors & Semiconductor
     Equipment                                          --          26,147,002          --            26,147,002
    Software                                            --           9,799,137          --             9,799,137
    Specialty Retail                                    --          15,192,546          --            15,192,546
    Textiles, Apparel & Luxury Goods                    --          30,380,491          --            30,380,491
    Tobacco                                             --          43,751,083          --            43,751,083
    Wireless Telecommunication Services         33,695,239          34,412,535          --            68,107,774
    All Other Industries                        28,097,262                  --          --            28,097,262
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                        207,408,778       1,025,860,153          --         1,233,268,931
----------------------------------------------------------------------------------------------------------------
Other
  Mutual Fund                                    8,061,625                  --          --             8,061,625
  Affiliated Money Market Fund(c)               79,165,434                  --          --            79,165,434
----------------------------------------------------------------------------------------------------------------
Total Other                                     87,227,059                  --          --            87,227,059
----------------------------------------------------------------------------------------------------------------
Total                                         $294,635,837      $1,025,860,153         $--        $1,320,495,990
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.





--------------------------------------------------------------------------------
98  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
              RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  99

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - J.P. Morgan Core Bond Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


BONDS (91.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
FOREIGN LOCAL GOVERNMENT (0.1%)(c)
Province of Ontario Canada
 Senior Unsecured
 06-16-15                            2.700%          $1,840,000            $1,855,719
-------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS & AGENCIES (62.5%)
Fannie Mae Interest STRIPS
 Zero Coupon
 11-15-21                            4.515            1,750,000(k)          1,090,091
Federal Farm Credit Bank
 11-15-18                            5.125            8,000,000             9,113,120
Federal Home Loan Banks
 10-10-12                            4.625           10,000,000            10,855,230
 11-21-12                            1.625           10,000,000            10,164,210
 03-20-13                            1.625           20,000,000            20,290,840
 05-29-13                            3.625           14,000,000            15,013,883
 08-14-13                            5.125           15,000,000            16,779,000
 05-18-16                            5.375           30,000,000            34,998,900
 12-16-16                            4.750           10,000,000            11,261,634
 05-17-17                            4.875           15,000,000            17,083,725
 11-17-17                            5.000           45,000,000            51,351,210
Federal Home Loan Mortgage Corp.
 04-23-14                            2.500            3,000,000             3,101,596
 07-17-15                            4.375            5,000,000             5,544,550
 08-23-17                            5.500           34,000,000            39,840,486
 11-17-17                            5.125           24,000,000            27,650,472
 06-13-18                            4.875           10,000,000            11,314,240
 11-15-46                            7.150            2,500,000(b)          2,825,000
Federal National Mortgage Association
 11-19-12                            4.750           15,000,000            16,348,845
 06-26-13                            1.500           10,000,000            10,109,430
 07-05-14                            0.000            3,000,000             2,724,186
 04-15-15                            5.000            5,000,000             5,672,790
 10-15-15                            4.375           30,000,000            33,179,880
 09-15-16                            5.250           10,000,000            11,498,540
 06-12-17                            5.375           45,000,000            52,432,785
Federal National Mortgage Association
 02-01-39                            6.500            1,045,506(b)          1,148,757
Federal National Mortgage Association
 Zero Coupon
 06-01-17                            3.330           10,000,000(k)          8,052,350
Tennessee Valley Authority
 07-18-17                            5.500           11,000,000            12,803,934
U.S. Treasury
 08-31-11                            1.000            7,000,000             7,045,388
 11-30-11                            0.750           10,000,000            10,037,500
 01-31-12                            0.875           15,000,000            15,079,680
 08-15-12                            1.750            3,000,000             3,069,609
 12-15-12                            1.125           20,000,000            20,164,060
 02-15-13                            1.375           55,000,000            55,713,281
 04-15-13                            1.750            8,000,000             8,181,840
 12-31-13                            1.500           18,500,000            18,656,103
 02-28-14                            1.875            1,000,000             1,019,062
 07-31-14                            2.625           40,000,000            41,796,880
 09-30-14                            2.375           24,000,000            24,792,187
 10-31-14                            2.375           25,000,000            25,792,975
 12-31-14                            2.625           10,000,000            10,412,500
 01-31-15                            2.250           30,000,000            30,747,660
 05-15-15                            4.125            8,050,000             8,943,679
 12-31-16                            3.250           58,750,000            61,926,142
 01-31-17                            3.125           15,000,000            15,687,885
 03-31-17                            3.250            5,000,000             5,268,750
 08-15-17                            8.875           15,000,000            21,365,625
 11-15-18                            3.750           10,000,000            10,775,000
 02-15-19                            8.875            8,250,000            12,158,438
 08-15-19                            8.125           14,000,000            19,945,632
 02-15-20                            8.500              500,000               733,438
 08-15-20                            8.750           28,500,000            42,727,742
 08-15-27                            6.375            3,000,000             4,041,564
 08-15-28                            5.500           14,700,000            18,172,875
 08-15-29                            6.125            5,000,000             6,642,190
U.S. Treasury Inflation-Indexed Bond
 04-15-11                            2.375            3,294,870(e)          3,349,913
U.S. Treasury
 STRIPS
 02-15-14                            0.000           10,000,000             9,520,220
 02-15-28                            0.000            4,100,000             2,013,604
 02-15-29                            0.000              165,000                77,363
 08-15-29                            0.000              100,000                45,831
                                                                      ---------------
Total                                                                     958,154,300
-------------------------------------------------------------------------------------

ASSET-BACKED (1.0%)
BMW Vehicle Owner Trust
 Series 2010-A Class A1
 04-25-11                            0.279              680,629               680,329
CarMax Auto Owner Trust
 Series 2010-1 Class A1
 02-15-11                            0.274            2,569,906             2,568,998
Chase Funding Mortgage Loan Asset-Backed
 Certificates
 Series 2003-4 Class 1A5
 05-25-33                            5.416            1,000,000(g)            923,936
Chase Funding Mortgage Loan Asset-Backed
 Certificates
 Series 2003-6 Class 1A5
 11-25-34                            5.350              750,000(g)            686,629
Citibank Credit Card Issuance Trust
 Series 2007-A7 Class A7
 08-20-14                            0.698            1,500,000(g)          1,499,911
Hyundai Auto Receivables Trust
 Series 2010-A Class A1
 05-16-11                            0.398            3,961,812             3,960,663
Mercedes-Benz Auto Receivables Trust
 Series 2010-1 Class A1
 05-13-11                            0.309            3,649,904             3,648,466
Residential Asset Mortgage Products, Inc.
 Series 2004-RS6 Class AI4
 05-25-32                            5.457            1,314,419             1,327,930
                                                                      ---------------
Total                                                                      15,296,862
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (0.3%)(f)
Banc of America Commercial Mortgage, Inc.
 Series 2006-3 Class A4
 07-10-44                            5.889              500,000               507,874
Credit Suisse Mortgage Capital Certificates
 Series 2006-C2 Class A3
 03-15-39                            5.847            1,300,000             1,352,212
CW Capital Cobalt Ltd.
 Series 2006-C1 Class A4
 08-15-48                            5.223            1,200,000             1,198,777
Greenwich Capital Commercial Funding Corp.
 Series 2006-GG7 Class A4
 07-10-38                            5.888            1,000,000             1,045,283
                                                                      ---------------
Total                                                                       4,104,146
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (21.5%)(f)
American General Mortgage Loan Trust
 CMO Series 2009-1 Class A4
 09-25-48                            5.750            1,300,000(d)          1,327,287
American General Mortgage Loan Trust
 CMO Series 2009-1 Class A5
 09-25-48                            5.750            1,300,000(d)          1,314,794
Banc of America Funding Corp.
 CMO Series 2004-3 Class 1A1
 10-25-34                            5.500              955,708               965,264
Banc of America Funding Corp.
 CMO Series 2010-R4 Class 5A1
 07-26-36                            0.497              728,124(d,g)          692,587
Banc of America Mortgage Securities, Inc.
 CMO Series 2004-C Class 2A2
 04-25-34                            3.007              793,119(g)            787,951
BCAP LLC Trust
 CMO Series 2010-RR6 Class 22A3
 06-26-36                            5.640            1,370,000(d,g)        1,370,863
BCAP LLC Trust
 CMO Series 2010-RR6 Class 5A1
 11-26-37                            5.500            1,709,601(d)          1,723,585
BCAP LLC Trust
 CMO Series 2010-RR7 Class 15A1
 07-01-40                            1.142            1,500,000             1,365,938
BCAP LLC Trust
 CMO Series 2010-RR7 Class 2A1
 06-26-37                            5.105            2,975,000(d)          3,023,344
Bear Stearns Adjustable Rate Mortgage Trust
 CMO Series 2003-4 Class 3A1
 07-25-33                            5.001              393,347               394,233


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
100  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Chase Mortgage Finance Corp.
 CMO Series 2003-S2 Class A1
 03-25-18                            5.000%          $1,211,815            $1,238,919
Chase Mortgage Finance Corp.
 CMO Series 2007-A1 Class 2A1
 02-25-37                            2.982            1,179,699(g)          1,175,612
Chase Mortgage Finance Corp.
 CMO Series 2007-A1 Class 7A1
 02-25-37                            3.452              741,025(g)            749,466
Credit Suisse Mortgage Capital Certificates
 CMO Series 2010-11R Class A1
 06-28-47                            1.347              959,668(d,g)          958,468
Federal Home Loan Mortgage Corp.
 08-01-39                            5.500           20,000,000(b)         21,396,880
 08-01-39                            6.000           20,000,000(b)         21,643,761
 07-01-40                            5.500           15,000,000(b)         16,094,535
Federal Home Loan Mortgage Corp. #A57681
 12-01-36                            6.000            8,758,806             9,528,486
Federal Home Loan Mortgage Corp. #C91065
 07-01-27                            6.000            1,353,401             1,477,739
Federal Home Loan Mortgage Corp. #G04077
 03-01-38                            6.500            1,306,910(b)          1,434,342
Federal Home Loan Mortgage Corp. #G12312
 09-01-21                            6.000            1,591,960(b)          1,734,677
Federal Home Loan Mortgage Corp. #G13647
 01-01-24                            6.000            2,157,448             2,350,860
Federal Home Loan Mortgage Corp. #G30388
 02-01-28                            6.000            1,497,695             1,635,290
Federal Home Loan Mortgage Corp. #P50496
 06-01-35                            5.500            1,704,486             1,820,479
Federal Home Loan Mortgage Corp.
 CMO I.O. STRIPS
 Series 239 Class S30
 08-15-36                            9.386            8,155,460(h)            953,461
Federal Home Loan Mortgage Corp.
 CMO Series 2165 Class PE
 06-15-29                            6.000            1,033,016             1,128,893
Federal Home Loan Mortgage Corp.
 CMO Series 2326 Class ZQ
 06-15-31                            6.500            3,706,868             4,114,949
Federal Home Loan Mortgage Corp.
 CMO Series 2399 Class TH
 01-15-32                            6.500            1,921,443             2,111,433
Federal Home Loan Mortgage Corp.
 CMO Series 2517 Class Z
 10-15-32                            5.500            3,807,581             4,059,373
Federal Home Loan Mortgage Corp.
 CMO Series 2557 Class HL
 01-15-33                            5.300            1,630,047             1,747,511
Federal Home Loan Mortgage Corp.
 CMO Series 2594 Class DJ
 10-15-30                            4.250            1,036,186             1,059,048
Federal Home Loan Mortgage Corp.
 CMO Series 2764 Class ZG
 03-15-34                            5.500            2,113,678             2,315,111
Federal Home Loan Mortgage Corp.
 CMO Series 2802 Class VG
 07-15-23                            5.500            2,500,000             2,725,543
Federal Home Loan Mortgage Corp.
 CMO Series 2986 Class CH
 06-15-25                            5.000            4,000,000             4,321,890
Federal Home Loan Mortgage Corp.
 CMO Series 3101 Class UZ
 01-15-36                            6.000            1,953,856             2,179,833
Federal Home Loan Mortgage Corp.
 CMO Series 3107 Class BN
 02-15-36                            5.750            2,235,053             2,303,823
Federal Home Loan Mortgage Corp.
 CMO Series 3143 Class BC
 02-15-36                            5.500            2,500,000             2,760,447
Federal Home Loan Mortgage Corp.
 CMO Series 3151 Class PD
 11-15-34                            6.000            1,250,000             1,352,961
Federal Home Loan Mortgage Corp.
 CMO Series 3213 Class JE
 09-15-36                            6.000            4,000,000             4,555,063
Federal Home Loan Mortgage Corp.
 CMO Series R004 Class VG
 08-15-21                            6.000            1,400,000             1,538,728
Federal Home Loan Mortgage Corp.
 CMO Series R007 Class ZA
 05-15-36                            6.000            2,553,683             2,942,335
Federal National Mortgage Association
 C.M.O. I.O. Series 2010-68 Class SA
 06-25-40                            0.000            8,000,000(h)            841,250
Federal National Mortgage Association
 08-01-39                            5.500           40,000,000(b)         42,800,001
 07-01-40                            6.000           15,000,000(b)         16,267,965
Federal National Mortgage Association #255932
 11-01-35                            5.000            2,997,232             3,181,936
Federal National Mortgage Association #256885
 09-01-27                            6.000            2,280,220(b)          2,488,263
Federal National Mortgage Association #735122
 10-01-19                            5.000            2,592,204             2,760,352
Federal National Mortgage Association #745875
 09-01-36                            6.500            1,067,124             1,172,069
Federal National Mortgage Association #888594
 08-01-22                            6.000            1,992,561             2,172,670
Federal National Mortgage Association #890222
 10-01-28                            6.000            2,000,000             2,182,417
Federal National Mortgage Association #968066
 10-01-22                            6.000            1,638,159             1,786,233
Federal National Mortgage Association #968184
 01-01-23                            6.000            3,087,862             3,361,186
Federal National Mortgage Association #995149
 10-01-38                            6.500            8,380,063             9,204,190
Federal National Mortgage Association #995381
 01-01-24                            6.000            2,381,319             2,592,103
Federal National Mortgage Association #995456
 02-01-24                            6.500            2,511,693             2,741,082
Federal National Mortgage Association #AC9081
 09-01-38                            6.500            2,232,697             2,459,246
Federal National Mortgage Association #AE0081
 07-01-24                            6.000            9,000,000             9,786,000
Federal National Mortgage Association
 CMO I.O. Series 2007-65 Class KI
 07-25-37                           22.996            6,063,937(h)            626,035
Federal National Mortgage Association
 CMO P.O. Series 2000-18 Class EC
 10-25-23                            3.280              500,842(i)            449,273
Federal National Mortgage Association
 CMO P.O. Series 2006-113 Class PO
 07-25-36                            4.906              943,799(i)            827,395
Federal National Mortgage Association
 CMO P.O. Series 2006-59 Class CO
 08-25-35                            1.000              445,523(i)            449,088
Federal National Mortgage Association
 CMO P.O. Series 2006-86 Class OB
 09-25-36                            3.670            2,334,637(i)          2,018,432
Federal National Mortgage Association
 CMO P.O. Series 2009-69 Class PO
 09-25-39                            4.650            1,026,198(i)            922,356
Federal National Mortgage Association
 CMO Series 2003-88 Class WA
 09-25-18                            4.500            2,813,717             2,911,757
Federal National Mortgage Association
 CMO Series 2003-91 Class BL
 02-25-29                            5.000            1,138,322             1,153,078
Federal National Mortgage Association
 CMO Series 2003-W8 Class 3F1
 05-25-42                            0.747            1,013,331(g)          1,004,696
Federal National Mortgage Association
 CMO Series 2004-65 Class LT
 08-25-24                            4.500            1,883,683             1,998,380
Federal National Mortgage Association
 CMO Series 2005-74 Class SK
 05-25-35                           19.175            1,049,603(g)          1,401,423
Federal National Mortgage Association
 CMO Series 2006-16 Class HZ
 03-25-36                            5.500            9,498,842            10,405,011
Federal National Mortgage Association
 CMO Series 2006-W3 Class 2A
 09-25-46                            6.000            1,673,931             1,840,540
Federal National Mortgage Association
 CMO Series 2007-104 Class ZE
 08-25-37                            6.000            1,750,811             1,966,065
Federal National Mortgage Association
 CMO Series 2007-108 Class AN
 11-25-37                            8.757            1,682,679(g)          1,969,984
Federal National Mortgage Association
 CMO Series 2007-76 Class PD
 03-25-36                            6.000            2,000,000             2,205,733
Federal National Mortgage Association
 CMO Series 2007-76 Class ZG
 08-25-37                            6.000            3,554,409             3,987,986
Federal National Mortgage Association
 CMO Series 2008-68 Class VB
 03-25-27                            6.000            2,925,000             3,236,285


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  101

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - J.P. Morgan Core Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association
 CMO Series 2009-79 Class UA
 03-25-38                            7.000%          $1,465,578            $1,626,047
Federal National Mortgage Association
 CMO Series 2010-28 Class BS
 04-25-40                           10.806              760,449(g)            690,387
Federal National Mortgage Association
 CMO Series 2010-47 Class AV
 05-25-21                            5.000            4,942,498             5,413,496
Federal National Mortgage Association
 CMO Series 2010-61 Class WA
 06-25-40                            5.950            1,000,000             1,085,289
GMAC Mortgage Corp. Loan Trust
 CMO Series 2003-AR2 Class 2A4
 12-19-33                            3.739            2,002,427(g)          1,961,368
Government National Mortgage Association #4247
 09-20-38                            7.000            1,098,253(b)          1,204,611
Government National Mortgage Association
 CMO I.O. Series 2008-62 Class SA
 07-20-38                           21.600            5,648,967(h)            420,100
Government National Mortgage Association
 CMO I.O. Series 2009-67 Class SA
 08-16-39                            0.000            5,372,823(h)            440,995
Government National Mortgage Association
 CMO I.O. Series 2007-26 Class SW
 05-20-37                            3.995           10,577,768(h)            956,594
Government National Mortgage Association
 CMO Series 2005-72 Class AZ
 09-20-35                            5.500            1,291,856             1,396,596
Government National Mortgage Association
 CMO Series 2006-69 Class MB
 12-20-36                            5.500            3,500,000             3,799,633
Government National Mortgage Association
 CMO Series 2007-70 Class TA
 08-20-36                            5.750            2,000,000             2,126,722
Government National Mortgage Association
 CMO Series 2008-23 Class PH
 03-20-38                            5.000            2,399,577             2,607,385
Government National Mortgage Association
 CMO Series 2009-104 Class AB
 08-16-39                            7.000            4,455,341             5,027,333
Government National Mortgage Association
 CMO Series 2009-44 Class VA
 05-16-20                            5.500            3,258,714             3,584,138
GSR Mortgage Loan Trust
 CMO Series 2005-5F Class 8A3
 06-25-35                            0.847              933,863(g)            842,609
MLCC Mortgage Investors, Inc.
 CMO Series 2004-G Class A2
 01-25-30                            1.049            1,319,564(g)          1,187,354
Residential Accredit Loans, Inc.
 CMO Series 2003-QS13 Class A5
 07-25-33                            0.997            1,054,644(g)            843,012
Structured Asset Investment Loan Trust
 Series 2005-5 Class A9
 06-25-35                            0.617              500,000(g)            441,401
Structured Asset Securities Corp.
 CMO Series 2004-21XS Class 2A4A
 12-25-34                            4.900            2,000,000             1,932,660
Vendee Mortgage Trust
 CMO Series 1998-2 Class 1G
 06-15-28                            6.750              915,748             1,089,740
WaMu Mortgage Pass-Through Certificates
 CMO Series 2003-S8 Class A4
 09-25-18                            4.500              897,319               919,094
WaMu Mortgage Pass-Through Certificates
 CMO Series 2004-AR3 Class A2
 06-25-34                            2.709              917,704(g)            907,178
WaMu Mortgage Pass-Through Certificates
 CMO Series 2004-S1 Class 1A3
 03-25-34                            0.747              792,000               772,414
WaMu Mortgage Pass-Through Certificates
 CMO Series 2004-CB3 Class 4A
 10-25-19                            6.000            1,045,133             1,079,026
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-3 Class 2A1
 04-25-33                            5.250            2,107,452             2,143,627
Wells Fargo Mortgage-Backed Securities Trust
 CMO Series 2003-J Class 2A1
 10-25-33                            4.371            1,358,360             1,351,975
                                                                      ---------------
Total                                                                     329,397,026
-------------------------------------------------------------------------------------

AUTOMOTIVE (--%)
Daimler Finance North America LLC
 01-15-12                            7.300              405,000               436,554
-------------------------------------------------------------------------------------

BANKING (2.3%)
American Express Co.
 Senior Unsecured
 05-20-14                            7.250              425,000               483,068
Bank of America Corp.
 Senior Notes
 07-01-20                            5.625            2,250,000             2,265,078
Barclays Bank PLC
 Senior Unsecured
 05-22-19                            6.750              800,000(c)            889,948
BB&T Corp.
 Senior Unsecured
 04-30-19                            6.850              400,000               468,819
BB&T Corp.
 Subordinated Notes
 11-01-19                            5.250              800,000               826,307
Citigroup, Inc.
 Senior Unsecured
 12-13-13                            6.000            3,530,000             3,703,369
 01-15-15                            6.010            1,250,000             1,311,104
 05-19-15                            4.750              400,000               399,788
 11-21-17                            6.125              900,000               939,879
Comerica Bank
 Subordinated Notes
 08-22-17                            5.200              500,000               511,886
Credit Suisse
 Senior Unsecured
 08-13-19                            5.300            1,000,000(c)          1,060,056
HSBC Bank PLC
 Senior Notes
 06-28-15                            3.500            1,321,000(c,d)        1,335,353
Merrill Lynch & Co., Inc.
 Senior Unsecured
 09-30-15                            5.300            1,200,000             1,243,214
 08-28-17                            6.400              400,000               417,093
 07-15-18                            6.500            1,300,000             1,357,706
Morgan Stanley
 Senior Unsecured
 12-28-17                            5.950            1,200,000             1,215,192
PNC Bank NA
 Subordinated Notes
 04-01-18                            6.875            1,000,000             1,129,792
The Bank of New York Mellon Corp.
 Senior Unsecured
 06-18-15                            2.950            1,520,000             1,542,310
The Goldman Sachs Group, Inc.
 Senior Unsecured
 01-15-15                            5.125            1,000,000             1,050,435
 01-18-18                            5.950            1,000,000             1,038,713
 02-15-19                            7.500            1,900,000             2,123,652
The Northern Trust Co.
 Subordinated Notes
 08-15-18                            6.500              500,000               587,605
UBS AG
 Senior Unsecured
 01-15-15                            3.875            1,000,000(c)            995,050
US Bancorp
 Senior Notes
 06-14-13                            2.000              960,000               970,409
Wachovia Bank NA
 Subordinated
 11-15-17                            6.000            3,550,000             3,868,338
Wachovia Corp.
 Senior Unsecured
 05-01-13                            5.500            1,875,000             2,035,011
 02-01-18                            5.750              900,000               985,993
                                                                      ---------------
Total                                                                      34,755,168
-------------------------------------------------------------------------------------

BROKERAGE (--%)
The Charles Schwab Corp.
 Senior Unsecured
 06-01-14                            4.950              325,000               352,375
-------------------------------------------------------------------------------------

CHEMICALS (0.1%)
EI du Pont de Nemours & Co.
 Senior Unsecured
 07-15-13                            5.000              130,000               142,509
PPG Industries, Inc.
 Senior Unsecured
 08-15-19                            7.400              278,000               333,079
Praxair, Inc.
 Senior Unsecured
 03-31-14                            4.375              450,000               487,225
 03-15-17                            5.200              740,000               823,269


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
102  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CHEMICALS (CONT.)
The Dow Chemical Co.
 Senior Unsecured
 05-15-18                            5.700%            $275,000              $289,906
                                                                      ---------------
Total                                                                       2,075,988
-------------------------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.1%)
Caterpillar, Inc.
 Senior Unsecured
 12-15-18                            7.900            1,000,000             1,285,330
-------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (--%)
Siemens Financieringsmaatschappij NV
 08-17-26                            6.125              385,000(c,d)          434,158
-------------------------------------------------------------------------------------

ELECTRIC (0.3%)
Dominion Resources, Inc.
 Senior Unsecured
 11-30-17                            6.000              500,000               570,253
Duke Energy Carolinas LLC
 1st Mortgage
 06-15-20                            4.300              156,000               165,239
Duke Energy Carolinas LLC
 1st Refunding Mortgage
 01-15-18                            5.250              630,000               706,672
Indiana Michigan Power Co.
 Senior Unsecured
 03-15-19                            7.000              420,000               494,604
PacifiCorp
 1st Mortgage
 10-15-37                            6.250              200,000               234,501
Potomac Electric Power Co.
 1st Mortgage
 12-15-38                            7.900              160,000               217,367
PSEG Power LLC
 09-15-16                            5.320              800,000(d)            862,135
Public Service Electric & Gas Co.
 1st Mortgage
 05-01-15                            2.700              400,000               404,603
Southern California Edison Co.
 1st Refunding Mortgage
 02-01-38                            5.950              210,000               242,653
Xcel Energy, Inc.
 Senior Unsecured
 05-15-20                            4.700               98,000               101,974
                                                                      ---------------
Total                                                                       4,000,001
-------------------------------------------------------------------------------------

ENTERTAINMENT (0.1%)
CBS Corp.
 07-30-30                            7.875              265,000               306,820
The Walt Disney Co.
 Senior Unsecured
 12-15-17                            5.875              500,000               586,174
Time Warner, Inc.
 05-01-32                            7.700              190,000               229,146
                                                                      ---------------
Total                                                                       1,122,140
-------------------------------------------------------------------------------------

ENVIRONMENTAL (--%)
Waste Management, Inc.
 06-30-20                            4.750              450,000               462,611
-------------------------------------------------------------------------------------

FOOD AND BEVERAGE (0.3%)
Anheuser-Busch Companies, Inc.
 01-15-31                            6.800              640,000               724,525
Cargill, Inc.
 Senior Unsecured
 11-01-36                            7.250              300,000(d)            375,972
Diageo Investment Corp.
 08-15-11                            9.000              500,000               539,329
General Mills, Inc.
 Senior Unsecured
 02-15-19                            5.650              140,000               159,079
Kraft Foods, Inc.
 Senior Unsecured
 08-11-17                            6.500            1,675,000             1,945,346
 08-23-18                            6.125              400,000               455,800
 02-01-38                            6.875              200,000               232,461
PepsiCo, Inc.
 Senior Unsecured
 03-01-14                            3.750              800,000               852,862
                                                                      ---------------
Total                                                                       5,285,374
-------------------------------------------------------------------------------------

GAS DISTRIBUTORS (--%)
San Diego Gas & Electric Co.
 1st Mortgage
 05-15-40                            5.350               21,000                22,667
Sempra Energy
 Senior Unsecured
 02-15-19                            9.800              280,000               371,829
                                                                      ---------------
Total                                                                         394,496
-------------------------------------------------------------------------------------

GAS PIPELINES (0.1%)
Spectra Energy Capital LLC
 Senior Unsecured
 10-01-19                            8.000              435,000               523,199
TransCanada PipeLines Ltd.
 Senior Unsecured
 10-15-37                            6.200              500,000(c)            543,565
                                                                      ---------------
Total                                                                       1,066,764
-------------------------------------------------------------------------------------

INDEPENDENT ENERGY (--%)
Talisman Energy, Inc.
 Senior Unsecured
 06-01-19                            7.750              435,000(c)            534,042
-------------------------------------------------------------------------------------

INTEGRATED ENERGY (0.1%)
BP Capital Markets PLC
 03-10-15                            3.875            1,000,000(c)            852,153
Shell International Finance BV
 03-25-20                            4.375              400,000(c)            413,492
                                                                      ---------------
Total                                                                       1,265,645
-------------------------------------------------------------------------------------

LIFE INSURANCE (0.6%)
Jackson National Life Global Funding
 Senior Secured
 05-08-13                            5.375            1,425,000(d)          1,530,880
MassMutual Global Funding II
 Senior Secured
 07-16-12                            3.625              770,000(d)            803,926
Metroplitan Life Global Funding I
 Senior Secured
 01-11-13                            2.500            1,000,000(d)          1,011,339
Metropolitan Life Global Funding I
 Senior Secured
 06-10-14                            5.125            1,450,000(d)          1,575,169
New York Life Global Funding
 Senior Secured
 05-04-15                            3.000            1,510,000(d)          1,521,751
Pacific Life Global Funding
 Senior Secured
 04-15-13                            5.150              700,000(d)            749,588
Principal Life Income Funding Trusts
 Senior Secured
 12-14-12                            5.300            1,270,000             1,367,918
                                                                      ---------------
Total                                                                       8,560,571
-------------------------------------------------------------------------------------

MEDIA CABLE (0.3%)
Comcast Cable Communications Holdings, Inc.
 11-15-22                            9.455            1,165,000             1,607,070
Comcast Cable Communications LLC
 05-01-17                            8.875              403,000               505,429
Comcast Corp.
 11-15-35                            6.500              670,000               728,628
Time Warner Cable, Inc.
 02-14-14                            8.250              830,000               981,098
 07-01-18                            6.750              865,000               992,914
 02-14-19                            8.750              300,000               378,522
                                                                      ---------------
Total                                                                       5,193,661
-------------------------------------------------------------------------------------

MEDIA NON CABLE (0.1%)
News America, Inc.
 05-18-18                            7.250              375,000               451,088
 12-15-34                            6.200              450,000               473,948
Thomson Reuters Corp.
 07-15-18                            6.500              725,000(c)            856,385
                                                                      ---------------
Total                                                                       1,781,421
-------------------------------------------------------------------------------------

METALS (0.1%)
BHP Billiton Finance USA Ltd.
 04-01-14                            5.500              400,000(c)            446,029
Rio Tinto Finance USA Ltd.
 05-01-14                            8.950              275,000(c)            333,557
                                                                      ---------------
Total                                                                         779,586
-------------------------------------------------------------------------------------

NON CAPTIVE CONSUMER (0.1%)
HSBC Finance Corp.
 Senior Unsecured
 01-19-16                            5.500            1,090,000             1,166,871
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  103

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - J.P. Morgan Core Bond Fund

BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
NON CAPTIVE DIVERSIFIED (0.6%)
General Electric Capital Corp.
 Senior Unsecured
 06-29-15                            3.500%          $3,500,000            $3,496,931
 09-15-17                            5.625            3,400,000             3,634,039
 08-07-19                            6.000            2,400,000             2,598,170
                                                                      ---------------
Total                                                                       9,729,140
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.1%)
Jefferies Group, Inc.
 Senior Unsecured
 07-15-19                            8.500              815,000               915,458
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.1%)
Allstate Life Global Funding Trusts
 Senior Secured
 04-30-13                            5.375            1,050,000             1,151,293
Berkshire Hathaway Finance Corp.
 01-15-40                            5.750              385,000               407,670
                                                                      ---------------
Total                                                                       1,558,963
-------------------------------------------------------------------------------------

RAILROADS (0.1%)
CSX Corp.
 Senior Unsecured
 02-01-19                            7.375              500,000               612,434
Norfolk Southern Corp.
 Senior Unsecured
 05-17-29                            5.640              230,000               242,340
Union Pacific Corp.
 Senior Unsecured
 01-31-13                            5.450              650,000               710,759
                                                                      ---------------
Total                                                                       1,565,533
-------------------------------------------------------------------------------------

REITS (0.1%)
Simon Property Group LP
 Senior Unsecured
 02-01-15                            4.200            1,000,000             1,027,597
-------------------------------------------------------------------------------------

RETAILERS (--%)
CVS Caremark Corp.
 Senior Unsecured
 09-15-39                            6.125              260,000               277,923
-------------------------------------------------------------------------------------

TECHNOLOGY (0.2%)
Cisco Systems, Inc.
 Senior Unsecured
 01-15-40                            5.500              500,000               524,056
Dell, Inc.
 Senior Unsecured
 04-15-28                            7.100              390,000               464,613
Hewlett-Packard Co.
 Senior Unsecured
 03-01-14                            6.125              750,000               861,601
IBM Corp.
 Senior Unsecured
 11-29-32                            5.875              500,000               565,082
International Business Machines Corp.
 Senior Unsecured
 08-01-27                            6.220              655,000               754,194
Xerox Corp.
 Senior Unsecured
 02-01-17                            6.750              500,000               562,655
                                                                      ---------------
Total                                                                       3,732,201
-------------------------------------------------------------------------------------

TRANSPORTATION SERVICES (--%)
United Parcel Service of America, Inc.
 Senior Unsecured
 04-01-30                            8.375              225,000(g)            305,527
-------------------------------------------------------------------------------------

WIRELINES (0.6%)
AT&T Corp.
 11-15-31                            8.000            1,590,000             2,046,668
AT&T, Inc.
 Senior Unsecured
 02-15-19                            5.800            1,000,000             1,125,843
 01-15-38                            6.300              750,000               813,834
 05-15-38                            6.400              775,000               852,013
Deutsche Telekom International Finance BV
 08-20-18                            6.750              525,000(c)            608,344
Verizon Communications, Inc.
 Senior Unsecured
 09-15-15                            4.900            1,500,000             1,647,741
 02-15-18                            5.500              250,000               274,328
 11-01-18                            8.750            1,409,000             1,831,662
                                                                      ---------------
Total                                                                       9,200,433
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,391,677,789)                                                 $1,408,073,585
-------------------------------------------------------------------------------------





MONEY MARKET FUND (16.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%            247,763,365(j)       $247,763,365
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $247,763,365)                                                     $247,763,365
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,639,441,154)(l)                                              $1,655,836,950
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS



     CMO     -- Collateralized Mortgage Obligation
     I.O.    -- Interest Only
     P.O.    -- Principal Only
     STRIPS  -- Separate Trading of Registered Interest and Principal Securities



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $128,385,711. See Note 2 to the financial statements.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 0.73% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $20,611,199 or 1.34% of net assets.

(e) Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.


--------------------------------------------------------------------------------
104  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only security is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at June 30, 2010.

(j) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(k) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,639,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $17,422,000
     Unrealized depreciation                                                     (1,026,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $16,396,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  105

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - J.P. Morgan Core Bond Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
106  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds
  Foreign Government Obligations &
    Agencies                                             $--        $1,855,719             $--        $1,855,719
  U.S. Government Obligations & Agencies         500,897,684       454,431,616       2,825,000       958,154,300
  Asset-Backed Securities                                 --        15,296,862              --        15,296,862
  Commercial Mortgage-Backed Securities                   --         4,104,146              --         4,104,146
  Residential Mortgage-Backed Securities                  --       320,113,578       9,283,448       329,397,026
  Corporate Debt Securities                               --        99,265,532              --        99,265,532
----------------------------------------------------------------------------------------------------------------
Total Bonds                                      500,897,684       895,067,453      12,108,448     1,408,073,585
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                247,763,365                --              --       247,763,365
----------------------------------------------------------------------------------------------------------------
Total Other                                      247,763,365                --              --       247,763,365
----------------------------------------------------------------------------------------------------------------
Total                                           $748,661,049      $895,067,453     $12,108,448    $1,655,836,950
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

                                               U.S. GOVERNMENT      RESIDENTIAL
                                                OBLIGATIONS &     MORTGAGE-BACKED    OTHER FINANCIAL
                                                   AGENCIES          SECURITIES        INSTRUMENTS         TOTAL
-------------------------------------------------------------------------------------------------------------------
Balance as of May 7, 2010 (when shares
  became available)                                      $--                $--            $--                  $--
  Accrued discounts/premiums                              --            (26,087)            --              (26,087)
  Realized gain (loss)                                    --                 50             --                   50
  Change in unrealized appreciation
    (depreciation)*                                       --             34,136             --               34,136
  Net purchases (sales)                            2,825,000          9,275,349             --           12,100,349
  Transfers in and/or out of Level 3                      --                 --             --                   --
-------------------------------------------------------------------------------------------------------------------
Balance as of June 30, 2010                       $2,825,000         $9,283,448            $--          $12,108,448
-------------------------------------------------------------------------------------------------------------------


* Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2010 was $34,136.



  HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  107

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Jennison Mid Cap Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.6%)
ITT Corp.                                               235,133           $10,562,174
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.5%)
CH Robinson Worldwide, Inc.                              81,065             4,512,078
Expeditors International of Washington, Inc.            156,194             5,390,255
                                                                      ---------------
Total                                                                       9,902,333
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.6%)
United Therapeutics Corp.                               107,618(b)          5,252,834
Vertex Pharmaceuticals, Inc.                            151,402(b)          4,981,126
                                                                      ---------------
Total                                                                      10,233,960
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.0%)
Eaton Vance Corp.                                       368,516            10,174,727
TD Ameritrade Holding Corp.                             598,361(b)          9,154,923
                                                                      ---------------
Total                                                                      19,329,650
-------------------------------------------------------------------------------------

CHEMICALS (2.4%)
Ecolab, Inc.                                            268,944            12,078,275
FMC Corp.                                                59,365             3,409,332
                                                                      ---------------
Total                                                                      15,487,607
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.0%)
Copart, Inc.                                            193,797(b)          6,939,871
Iron Mountain, Inc.                                     616,419            13,844,771
Stericycle, Inc.                                         75,859(b)          4,974,833
                                                                      ---------------
Total                                                                      25,759,475
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.5%)
Juniper Networks, Inc.                                  297,376(b)          6,786,120
Riverbed Technology, Inc.                               116,313(b)          3,212,565
                                                                      ---------------
Total                                                                       9,998,685
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
NetApp, Inc.                                            258,659(b)          9,650,567
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.2%)
Apollo Group, Inc., Class A                             179,560(b)          7,625,913
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (3.1%)
AMETEK, Inc.                                            253,838            10,191,595
Roper Industries, Inc.                                  171,261             9,583,766
                                                                      ---------------
Total                                                                      19,775,361
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.1%)
Amphenol Corp., Class A                                 164,561             6,463,956
Anixter International, Inc.                             142,485(b)          6,069,861
FLIR Systems, Inc.                                      253,079(b)          7,362,068
                                                                      ---------------
Total                                                                      19,895,885
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.2%)
Cameron International Corp.                             246,765(b)          8,024,798
-------------------------------------------------------------------------------------

FOOD PRODUCTS (4.4%)
Bunge Ltd.                                              110,563             5,438,594
ConAgra Foods, Inc.                                     336,326             7,843,121
Mead Johnson Nutrition Co.                               94,788             4,750,775
Ralcorp Holdings, Inc.                                  121,980(b)          6,684,504
The JM Smucker Co.                                       55,871             3,364,552
                                                                      ---------------
Total                                                                      28,081,546
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Beckman Coulter, Inc.                                    57,621             3,473,970
CR Bard, Inc.                                           129,775            10,061,456
                                                                      ---------------
Total                                                                      13,535,426
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (9.5%)
Community Health Systems, Inc.                          199,857(b)          6,757,165
DaVita, Inc.                                            262,199(b)         16,371,707
Express Scripts, Inc.                                   160,508(b)          7,547,086
Henry Schein, Inc.                                      173,366(b)          9,517,793
Laboratory Corp. of America Holdings                    120,449(b)          9,075,832
Patterson Companies, Inc.                               179,360             5,117,141
Universal Health Services, Inc., Class B                171,603             6,546,654
                                                                      ---------------
Total                                                                      60,933,378
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (4.7%)
Darden Restaurants, Inc.                                215,417             8,368,950
Tim Hortons, Inc.                                       313,351(c)         10,027,232
Yum! Brands, Inc.                                       306,092            11,949,832
                                                                      ---------------
Total                                                                      30,346,014
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.9%)
Church & Dwight Co., Inc.                               195,656            12,269,588
-------------------------------------------------------------------------------------

INSURANCE (1.3%)
WR Berkley Corp.                                        326,476             8,638,555
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.8%)
Akamai Technologies, Inc.                               111,056(b)          4,505,542
VeriSign, Inc.                                          515,080(b)         13,675,374
                                                                      ---------------
Total                                                                      18,180,916
-------------------------------------------------------------------------------------

IT SERVICES (2.5%)
Alliance Data Systems Corp.                             116,013(b)          6,905,094
Amdocs Ltd.                                             345,511(b,c)        9,276,970
                                                                      ---------------
Total                                                                      16,182,064
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (2.0%)
Thermo Fisher Scientific, Inc.                          198,453(b)          9,734,120
Waters Corp.                                             48,827(b)          3,159,107
                                                                      ---------------
Total                                                                      12,893,227
-------------------------------------------------------------------------------------

MACHINERY (2.5%)
Danaher Corp.                                           253,350             9,404,352
IDEX Corp.                                              235,647             6,732,435
                                                                      ---------------
Total                                                                      16,136,787
-------------------------------------------------------------------------------------

METALS & MINING (1.9%)
Agnico-Eagle Mines Ltd.                                 121,899(c)          7,409,021
Silver Wheaton Corp.                                    248,367(b,c)        4,992,177
                                                                      ---------------
Total                                                                      12,401,198
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.4%)
Dollar Tree, Inc.                                       220,880(b)          9,195,214
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
Alpha Natural Resources, Inc.                            58,583(b)          1,984,206
Newfield Exploration Co.                                110,400(b)          5,394,144
Range Resources Corp.                                   107,931             4,333,430
Southwestern Energy Co.                                 411,357(b)         15,894,834
Ultra Petroleum Corp.                                   122,131(b)          5,404,297
                                                                      ---------------
Total                                                                      33,010,911
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.0%)
Mylan, Inc.                                             333,285(b)          5,679,176
Perrigo Co.                                             119,043             7,031,870
                                                                      ---------------
Total                                                                      12,711,046
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (2.1%)
FTI Consulting, Inc.                                    116,142(b)          5,062,630
Robert Half International, Inc.                         366,455             8,630,015
                                                                      ---------------
Total                                                                      13,692,645
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.1%)
Annaly Capital Management, Inc.                       1,163,009            19,945,604
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
108  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Altera Corp.                                            333,820            $8,282,074
Broadcom Corp., Class A                                 363,325            11,978,825
Marvell Technology Group Ltd.                           269,085(b,c)        4,240,780
Maxim Integrated Products, Inc.                         155,435             2,600,428
Xilinx, Inc.                                            298,105             7,530,132
                                                                      ---------------
Total                                                                      34,632,239
-------------------------------------------------------------------------------------

SOFTWARE (4.2%)
Adobe Systems, Inc.                                     204,908(b)          5,415,718
Check Point Software Technologies Ltd.                  281,269(b,c)        8,291,810
McAfee, Inc.                                            105,678(b)          3,246,428
Nuance Communications, Inc.                             380,870(b)          5,694,007
Red Hat, Inc.                                           154,085(b)          4,459,220
                                                                      ---------------
Total                                                                      27,107,183
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (6.8%)
Bed Bath & Beyond, Inc.                                 201,841(b)          7,484,264
GameStop Corp., Class A                                 304,687(b)          5,725,069
Guess?, Inc.                                            207,818             6,492,234
Ross Stores, Inc.                                       153,598             8,185,237
TJX Companies, Inc.                                     285,439            11,974,167
Urban Outfitters, Inc.                                  121,534(b)          4,179,554
                                                                      ---------------
Total                                                                      44,040,525
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Phillips-Van Heusen Corp.                               139,250             6,443,098
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (6.1%)
American Tower Corp., Class A                           314,296(b)         13,986,172
Crown Castle International Corp.                        362,322(b)         13,500,118
NII Holdings, Inc.                                      360,393(b)         11,719,980
                                                                      ---------------
Total                                                                      39,206,270
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $671,105,896)                                                     $635,829,842
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             10,763,294(d)        $10,763,294
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,763,294)                                                       $10,763,294
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $681,869,190)                                                     $646,593,136
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 6.85% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  109

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Jennison Mid Cap Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. the Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data. The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $635,829,842          $--             $--        $635,829,842
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            635,829,842           --              --         635,829,842
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                   10,763,294           --              --          10,763,294
---------------------------------------------------------------------------------------------------------------
Total Other                                         10,763,294           --              --          10,763,294
---------------------------------------------------------------------------------------------------------------
Total                                             $646,593,136          $--             $--        $646,593,136
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
110  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  111

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - MFS Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.7%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (9.4%)
Honeywell International, Inc.                           324,535           $12,666,601
Lockheed Martin Corp.                                   683,311            50,906,669
Northrop Grumman Corp.                                  450,770            24,539,919
United Technologies Corp.                               416,396            27,028,264
                                                                      ---------------
Total                                                                     115,141,453
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
Johnson Controls, Inc.                                  147,405             3,960,772
-------------------------------------------------------------------------------------

BEVERAGES (2.4%)
Diageo PLC                                            1,066,377(c)         16,743,833
PepsiCo, Inc.                                           217,680            13,267,596
                                                                      ---------------
Total                                                                      30,011,429
-------------------------------------------------------------------------------------

CAPITAL MARKETS (6.8%)
State Street Corp.                                      383,076            12,955,630
The Bank of New York Mellon Corp.                     1,346,126            33,235,851
The Goldman Sachs Group, Inc.                           279,841            36,734,728
                                                                      ---------------
Total                                                                      82,926,209
-------------------------------------------------------------------------------------

CHEMICALS (1.9%)
Air Products & Chemicals, Inc.                          176,805            11,458,732
PPG Industries, Inc.                                    203,672            12,303,826
The Sherwin-Williams Co.                                186,520            12,905,319
                                                                      ---------------
Total                                                                      36,667,877
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.1%)
PNC Financial Services Group, Inc.                      224,253            12,670,295
Regions Financial Corp.                                 260,319             1,712,899
Wells Fargo & Co.                                       915,602            23,439,411
                                                                      ---------------
Total                                                                      37,822,605
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc.                                     259,106(b)          5,521,549
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Hewlett-Packard Co.                                      91,567             3,963,020
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group, Inc., Class A                              33,190(b)          1,409,579
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America Corp.                                 1,592,812            22,888,708
JPMorgan Chase & Co.                                    845,313            30,946,909
                                                                      ---------------
Total                                                                      53,835,617
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
AT&T, Inc.                                            1,708,035            41,317,367
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.4%)
Entergy Corp.                                            67,415             4,828,262
NextEra Energy, Inc.                                    122,756             5,985,583
PPL Corp.                                               235,666             5,879,867
                                                                      ---------------
Total                                                                      16,693,712
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
National Oilwell Varco, Inc.                            259,641             8,586,328
Noble Corp.                                             156,564(b,c)        4,839,393
Transocean Ltd.                                         128,340(b,c)        5,945,992
                                                                      ---------------
Total                                                                      19,371,713
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.7%)
CVS Caremark Corp.                                      265,118             7,773,260
Walgreen Co.                                            185,440             4,951,248
Wal-Mart Stores, Inc.                                   162,663             7,819,210
                                                                      ---------------
Total                                                                      20,543,718
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.7%)
General Mills, Inc.                                     301,680            10,715,674
Kellogg Co.                                             250,669            12,608,651
Nestle SA                                               347,220(c)         16,744,872
The JM Smucker Co.                                       86,457             5,206,441
                                                                      ---------------
Total                                                                      45,275,638
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (2.8%)
Becton Dickinson and Co.                                161,653            10,930,976
Medtronic, Inc.                                         429,515            15,578,509
St. Jude Medical, Inc.                                  203,598(b)          7,347,852
                                                                      ---------------
Total                                                                      33,857,337
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (0.3%)
McDonald's Corp.                                         56,409             3,715,661
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Pulte Group, Inc.                                       416,244(b)          3,446,500
Stanley Black & Decker, Inc.                            147,763             7,464,987
                                                                      ---------------
Total                                                                      10,911,487
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.8%)
The Procter & Gamble Co.                                172,551            10,349,609
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
3M Co.                                                  189,105            14,937,404
-------------------------------------------------------------------------------------

INSURANCE (7.5%)
ACE Ltd.                                                 69,337(c)          3,569,469
AON Corp.                                               274,315            10,182,573
Chubb Corp.                                             171,959             8,599,670
MetLife, Inc.                                           852,010            32,171,897
Prudential Financial, Inc.                              285,396            15,314,349
The Allstate Corp.                                      341,424             9,809,112
The Travelers Companies, Inc.                           257,788            12,696,059
                                                                      ---------------
Total                                                                      92,343,129
-------------------------------------------------------------------------------------

IT SERVICES (5.1%)
Accenture PLC, Class A                                  656,574(c)         25,376,584
IBM Corp.                                               183,122            22,611,905
Mastercard, Inc., Class A                                37,367             7,455,838
The Western Union Co.                                   465,654             6,942,901
                                                                      ---------------
Total                                                                      62,387,228
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Hasbro, Inc.                                            156,851             6,446,576
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Thermo Fisher Scientific, Inc.                           96,152(b)          4,716,256
Waters Corp.                                            101,483(b)          6,565,950
                                                                      ---------------
Total                                                                      11,282,206
-------------------------------------------------------------------------------------

MACHINERY (1.2%)
Danaher Corp.                                           178,708             6,633,641
Eaton Corp.                                             118,709             7,768,317
                                                                      ---------------
Total                                                                      14,401,958
-------------------------------------------------------------------------------------

MEDIA (2.5%)
Omnicom Group, Inc.                                     354,005            12,142,372
The Walt Disney Co.                                     606,598            19,107,837
                                                                      ---------------
Total                                                                      31,250,209
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.1%)
CenterPoint Energy, Inc.                                 99,040             1,303,366
Dominion Resources, Inc.                                408,525            15,826,259
PG&E Corp.                                              287,373            11,811,030
Public Service Enterprise Group, Inc.                   296,908             9,302,128
                                                                      ---------------
Total                                                                      38,242,783
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.2%)
Apache Corp.                                            203,105            17,099,410
Chevron Corp.                                           381,636            25,897,818
Devon Energy Corp.                                      150,358             9,159,809
EOG Resources, Inc.                                     110,281            10,848,342
Exxon Mobil Corp.                                       345,065            19,692,860
Hess Corp.                                              292,155            14,707,083
Occidental Petroleum Corp.                              110,765             8,545,520
Total SA, ADR                                           400,674(c)         17,886,087
                                                                      ---------------
Total                                                                     123,836,929
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
112  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (8.0%)
Abbott Laboratories                                     529,908           $24,789,096
GlaxoSmithKline PLC                                     308,743(c)          5,240,619
Johnson & Johnson                                       616,399            36,404,526
Merck & Co., Inc.                                       172,523             6,033,129
Pfizer, Inc.                                          1,554,773            22,171,063
Roche Holding AG                                         29,440(c)          4,052,736
                                                                      ---------------
Total                                                                      98,691,169
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.6%)
Dun & Bradstreet Corp.                                  108,808             7,303,193
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
Canadian National Railway Co.                           110,196(c)          6,323,046
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Intel Corp.                                             914,245            17,782,065
-------------------------------------------------------------------------------------

SOFTWARE (1.7%)
Oracle Corp.                                            955,087            20,496,167
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (2.4%)
Advance Auto Parts, Inc.                                167,222             8,391,200
Home Depot, Inc.                                        123,231             3,459,094
Staples, Inc.                                           221,745             4,224,242
                                                                      ---------------
Total                                                                      16,074,536
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.1%)
Nike, Inc., Class B                                     203,725            13,761,624
-------------------------------------------------------------------------------------

TOBACCO (3.5%)
Altria Group, Inc.                                      337,684             6,767,187
Philip Morris International, Inc.                       802,261            36,775,645
                                                                      ---------------
Total                                                                      43,542,832
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.6%)
Vodafone Group PLC                                    9,406,379(c)         19,373,993
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,274,354,115)                                                 $1,211,773,399
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.2%)
ISSUER                                                 SHARES                VALUE(a)
ELECTRIC
PPL Corp. 9.500% Convertible                             48,000(b)         $2,496,259
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $2,469,600)                                                         $2,496,259
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             16,853,934(d)        $16,853,934
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,853,934)                                                       $16,853,934
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,293,677,649)                                                 $1,231,123,592
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.27% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  113

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - MFS Value Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
114  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                 FAIR VALUE AT JUNE 30, 2010
                                              -----------------------------------------------------------------
                                                   LEVEL 1          LEVEL 2
                                                QUOTED PRICES        OTHER          LEVEL 3
                                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                IDENTICAL ASSETS     INPUTS(B)        INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Beverages                                     $13,267,596     $16,743,833         $--           $30,011,429
    Food Products                                  28,530,766      16,744,872          --            45,275,638
    Pharmaceuticals                                89,397,814       9,293,355          --            98,691,169
    Wireless Telecommunication Services                    --      19,373,993          --            19,373,993
    All Other Industries                        1,018,421,170              --          --         1,018,421,170
  Preferred Stocks
    Electric                                               --       2,496,259          --             2,496,259
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                         1,149,617,346      64,652,312          --         1,214,269,658
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  16,853,934              --          --            16,853,934
---------------------------------------------------------------------------------------------------------------
Total Other                                        16,853,934              --          --            16,853,934
---------------------------------------------------------------------------------------------------------------
Total                                          $1,166,471,280     $64,652,312         $--        $1,231,123,592
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  115

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Marsico Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (92.0%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.7%)
General Dynamics Corp.                                  351,740           $20,597,894
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (2.0%)
FedEx Corp.                                             332,629            23,320,619
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.2%)
The Goldman Sachs Group, Inc.                           112,434            14,759,211
-------------------------------------------------------------------------------------

CHEMICALS (10.4%)
Air Products & Chemicals, Inc.                          126,302             8,185,633
Monsanto Co.                                            395,378            18,274,371
Potash Corp. of Saskatchewan, Inc.                      170,690(c)         14,720,306
PPG Industries, Inc.                                    380,245            22,970,600
Praxair, Inc.                                           352,375            26,776,976
The Dow Chemical Co.                                  1,354,815            32,136,212
                                                                      ---------------
Total                                                                     123,064,098
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (10.2%)
PNC Financial Services Group, Inc.                      661,479            37,373,564
US Bancorp                                            1,678,682            37,518,543
Wells Fargo & Co.                                     1,817,132            46,518,578
                                                                      ---------------
Total                                                                     121,410,685
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (3.1%)
Cisco Systems, Inc.                                   1,704,519(b)         36,323,300
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (10.6%)
Apple, Inc.                                             376,219(b)         94,630,365
EMC Corp.                                             1,663,305(b)         30,438,482
                                                                      ---------------
Total                                                                     125,068,847
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
American Express Co.                                    100,199             3,977,900
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (7.4%)
McDonald's Corp.                                        731,978            48,215,391
Starwood Hotels & Resorts Worldwide, Inc.               787,583            32,629,564
Wynn Resorts Ltd.                                        99,190             7,565,221
                                                                      ---------------
Total                                                                      88,410,176
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (4.8%)
Amazon.com, Inc.                                        319,441(b)         34,902,124
priceline.com, Inc.                                     123,824(b)         21,859,889
                                                                      ---------------
Total                                                                      56,762,013
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (6.5%)
Baidu, Inc., ADR                                        612,233(b,c)       41,680,822
Google, Inc., Class A                                    80,885(b)         35,989,781
                                                                      ---------------
Total                                                                      77,670,603
-------------------------------------------------------------------------------------

MACHINERY (1.9%)
Danaher Corp.                                           597,172            22,167,025
-------------------------------------------------------------------------------------

MEDIA (5.0%)
DIRECTV, Class A                                        759,345(b)         25,756,982
The Walt Disney Co.                                   1,064,366            33,527,529
                                                                      ---------------
Total                                                                      59,284,511
-------------------------------------------------------------------------------------

METALS & MINING (3.3%)
BHP Billiton PLC, ADR                                   767,075(c)         39,458,338
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Nordstrom, Inc.                                         440,303            14,173,354
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.2%)
EOG Resources, Inc.                                     392,213            38,581,993
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.7%)
Johnson & Johnson                                       349,224            20,625,169
Merck & Co., Inc.                                       655,613            22,926,787
                                                                      ---------------
Total                                                                      43,551,956
-------------------------------------------------------------------------------------

ROAD & RAIL (6.0%)
Norfolk Southern Corp.                                  363,742            19,296,513
Union Pacific Corp.                                     748,640            52,037,967
                                                                      ---------------
Total                                                                      71,334,480
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.0%)
Home Depot, Inc.                                        924,022            25,937,298
Tiffany & Co.                                           263,307             9,981,968
TJX Companies, Inc.                                     277,126            11,625,436
                                                                      ---------------
Total                                                                      47,544,702
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (3.0%)
Nike, Inc., Class B                                     528,249            35,683,220
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.5%)
American Tower Corp., Class A                           495,577(b)         22,053,176
Crown Castle International Corp.                        213,457(b)          7,953,408
                                                                      ---------------
Total                                                                      30,006,584
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,179,474,318)                                                 $1,093,151,509
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS
Wells Fargo & Co., Series J 8.000%                      237,875            $6,158,584
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $6,463,064)                                                         $6,158,584
-------------------------------------------------------------------------------------



MONEY MARKET FUND (7.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             91,786,837(d)        $91,786,837
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $91,786,837)                                                       $91,786,837
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,277,724,219)                                                 $1,191,096,930
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
116  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 8.07% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  117

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Marsico Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                 $1,093,151,509         $--             $--        $1,093,151,509
  Preferred Stocks                                   6,158,584          --              --             6,158,584
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                          1,099,310,093          --              --         1,099,310,093
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                   91,786,837          --              --            91,786,837
----------------------------------------------------------------------------------------------------------------
Total Other                                         91,786,837          --              --            91,786,837
----------------------------------------------------------------------------------------------------------------
Total                                           $1,191,096,930         $--             $--        $1,191,096,930
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
118  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  119

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Mondrian International Small Cap Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (94.9%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (5.4%)
Commonwealth Property Office Fund                     7,831,148            $6,079,983
David Jones Ltd.                                        828,048             2,971,680
Downer EDI Ltd.                                         203,500               609,309
Transfield Services Ltd.                              1,139,374             2,940,904
                                                                      ---------------
Total                                                                      12,601,876
-------------------------------------------------------------------------------------

CANADA (3.3%)
Morguard Real Estate Investment Trust                   140,700             1,744,706
Northern Property Real Estate Investment
 Trust                                                  136,300             2,967,999
Pason Systems, Inc.                                     280,050             2,975,449
                                                                      ---------------
Total                                                                       7,688,154
-------------------------------------------------------------------------------------

FRANCE (9.6%)
Boiron SA                                                54,565             1,932,781
Euler Hermes SA                                          22,378(b)          1,413,702
Fimalac                                                  32,360             1,239,308
IPSOS                                                    94,547             3,176,429
Mersen                                                  130,090             4,459,952
Neopost SA                                               82,465             5,970,821
Nexans SA                                                75,878             4,420,844
                                                                      ---------------
Total                                                                      22,613,837
-------------------------------------------------------------------------------------

GERMANY (10.5%)
Bilfinger Berger AG                                      80,505             4,466,765
ElringKlinger AG                                         74,937             1,588,939
Fielmann AG                                              33,910             2,570,629
GFK SE                                                   70,875             2,454,200
MTU Aero Engines Holding AG                              48,088             2,677,747
Rational AG                                              13,313             2,033,384
Symrise AG                                              290,088             5,983,621
Wincor Nixdorf AG                                        54,098             3,018,018
                                                                      ---------------
Total                                                                      24,793,303
-------------------------------------------------------------------------------------

HONG KONG (3.9%)
AMVIG Holdings Ltd.                                   4,690,000             2,452,116
Arts Optical International Holdings                   1,398,000               655,352
ASM Pacific Technology Ltd.                             345,300             2,682,778
Fong's Industries Co., Ltd.                           2,452,000             1,097,210
Pacific Basin Shipping Ltd.                           3,534,000             2,187,159
                                                                      ---------------
Total                                                                       9,074,615
-------------------------------------------------------------------------------------

IRELAND (0.8%)
Glanbia PLC                                             524,915             1,925,441
-------------------------------------------------------------------------------------

JAPAN (12.9%)
Ariake Japan Co., Ltd.                                  176,700             2,775,956
FCC Co., Ltd.                                           276,700             5,172,453
Hogy Medical Co., Ltd.                                   78,200             3,798,772
Horiba Ltd.                                             147,600             3,949,579
Miraca Holdings, Inc.                                    84,700             2,536,242
Miura Co., Ltd.                                          72,000             1,634,217
Nifco, Inc.                                             238,700             4,923,963
Shimano, Inc.                                            27,900             1,197,571
Taiyo Ink Manufacturing Co., Ltd.                        77,700             2,033,499
Ushio, Inc.                                             158,700             2,445,849
                                                                      ---------------
Total                                                                      30,468,101
-------------------------------------------------------------------------------------

NETHERLANDS (6.0%)
Fugro NV                                                 48,172             2,225,155
Koninklijke Boskalis Westminster NV                     148,605             5,773,190
Koninklijke Vopak NV                                    125,714             4,606,311
QIAGEN NV                                                83,471(b)          1,613,069
                                                                      ---------------
Total                                                                      14,217,725
-------------------------------------------------------------------------------------

NEW ZEALAND (3.8%)
Auckland International Airport Ltd.                   1,514,950             1,936,240
Fisher & Paykel Healthcare Corp., Ltd.                2,053,135             4,378,308
Sky City Entertainment Group Ltd.                     1,400,669             2,728,208
                                                                      ---------------
Total                                                                       9,042,756
-------------------------------------------------------------------------------------

NORWAY (0.8%)
Farstad Shipping ASA                                     76,378             1,819,642
-------------------------------------------------------------------------------------

SINGAPORE (12.7%)
Ascendas Real Estate Investment Trust                 2,142,000             2,766,827
CapitaMall Trust                                      4,426,000             5,771,500
Hyflux Ltd.                                           1,296,000             2,988,867
Parkway Holdings Ltd.                                 1,155,000             2,923,684
SIA Engineering Co., Ltd.                             1,758,000             4,981,618
Singapore Airport Terminal Services Ltd.              1,680,000             3,202,929
SMRT Corp., Ltd.                                      2,111,000             3,339,564
StarHub Ltd.                                          2,500,000             4,020,254
                                                                      ---------------
Total                                                                      29,995,243
-------------------------------------------------------------------------------------

SPAIN (1.3%)
Prosegur Cia de Seguridad SA                             73,094             3,101,447
-------------------------------------------------------------------------------------

UNITED KINGDOM (23.9%)
Bodycote PLC                                            762,881             2,248,556
Chloride Group PLC                                      654,013             3,770,327
Cobham PLC                                              326,578             1,034,163
Croda International PLC                                 198,950             2,980,260
De La Rue PLC                                           144,702             2,042,112
Diploma PLC                                             433,003             1,474,453
Greene King PLC                                         254,224             1,481,643
Halma PLC                                               607,951             2,475,437
Interserve PLC                                          449,092             1,328,188
Laird PLC                                               653,018             1,019,103
Rexam PLC                                             1,320,722             5,938,960
Rotork PLC                                              366,535             7,001,262
Serco Group PLC                                         297,898             2,600,497
Spectris PLC                                            272,617             3,138,046
Spirax-Sarco Engineering PLC                             53,580             1,091,204
The Weir Group PLC                                      541,198             8,310,935
TT electronics PLC                                      411,974(b)            589,089
Ultra Electronics Holdings PLC                          175,487             4,006,605
Victrex PLC                                             214,109             3,481,598
                                                                      ---------------
Total                                                                      56,012,438
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $225,671,508)                                                     $223,354,578
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.1%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             12,046,267(d)        $12,046,267
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $12,046,267)                                                       $12,046,267
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $237,717,775)(e)                                                  $235,400,845
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
120  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Aerospace & Defense                                                       3.3%          $7,718,515
Auto Components                                                           5.0           11,685,355
Chemicals                                                                 6.2           14,478,978
Commercial Services & Supplies                                            4.8           11,294,269
Computers & Peripherals                                                   1.3            3,018,018
Construction & Engineering                                                4.9           11,568,143
Containers & Packaging                                                    3.6            8,391,076
Diversified Financial Services                                            0.5            1,239,308
Electrical Equipment                                                      6.4           15,096,972
Electronic Equipment, Instruments & Components                            8.2           19,646,969
Energy Equipment & Services                                               3.0            7,020,246
Food Products                                                             2.0            4,701,397
Health Care Equipment & Supplies                                          3.5            8,177,080
Health Care Providers & Services                                          2.3            5,459,926
Hotels, Restaurants & Leisure                                             1.8            4,209,851
Insurance                                                                 0.6            1,413,702
Leisure Equipment & Products                                              0.5            1,197,571
Life Sciences Tools & Services                                            0.7            1,613,069
Machinery                                                                 7.0           16,415,506
Marine                                                                    0.9            2,187,159
Media                                                                     2.4            5,630,629
Multiline Retail                                                          1.3            2,971,680
Office Electronics                                                        2.5            5,970,821
Pharmaceuticals                                                           0.8            1,932,781
Real Estate Investment Trusts (REITs)                                     8.2           19,331,015
Road & Rail                                                               1.4            3,339,564
Semiconductors & Semiconductor Equipment                                  1.1            2,682,778
Specialty Retail                                                          1.1            2,570,629
Textiles, Apparel & Luxury Goods                                          0.3              655,352
Transportation Infrastructure                                             6.3           14,727,098
Water Utilities                                                           1.3            2,988,867
Wireless Telecommunication Services                                       1.7            4,020,254
Other(1)                                                                  5.1           12,046,267
--------------------------------------------------------------------------------------------------
Total                                                                                 $235,400,845
--------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                 CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 2, 2010                                       138,409           98,814              $--                $(120)
                                                      (SGD)            (USD)
-----------------------------------------------------------------------------------------------------------------
July 2, 2010                                        15,926          123,978               --                   (3)
                                                      (USD)            (HKD)
-----------------------------------------------------------------------------------------------------------------
July 6, 2010                                       107,353           76,890              155                   --
                                                      (SGD)            (USD)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                   $155                $(123)
-----------------------------------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  121

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Mondrian International Small Cap Fund

NOTES TO PORTFOLIO OF INVESTMENTS



     HKD  -- Hong Kong Dollar
     SGD  -- Singapore Dollar



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $237,718,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $4,848,000
     Unrealized depreciation                                                     (7,165,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(2,317,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
122  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                FAIR VALUE AT JUNE 30, 2010
                                             ----------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER          LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                                  --         7,718,515          --           7,718,515
    Auto Components                                      --        11,685,355          --          11,685,355
    Chemicals                                            --        14,478,978          --          14,478,978
    Commercial Services & Supplies                       --        11,294,269          --          11,294,269
    Computers & Peripherals                              --         3,018,018          --           3,018,018
    Construction & Engineering                           --        11,568,143          --          11,568,143
    Containers & Packaging                               --         8,391,076          --           8,391,076
    Diversified Financial Services                       --         1,239,308          --           1,239,308
    Electrical Equipment                                 --        15,096,972          --          15,096,972
    Electronic Equipment, Instruments &
     Components                                          --        19,646,969          --          19,646,969
    Energy Equipment & Services                   2,975,449         4,044,797          --           7,020,246
    Food Products                                        --         4,701,397          --           4,701,397
    Health Care Equipment & Supplies                     --         8,177,080          --           8,177,080


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  123

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Mondrian International Small Cap Fund

FAIR VALUE MEASUREMENTS (CONTINUED)



                                                                FAIR VALUE AT JUNE 30, 2010
                                             ----------------------------------------------------------------
                                                  LEVEL 1           LEVEL 2
                                               QUOTED PRICES         OTHER          LEVEL 3
                                                 IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
-------------------------------------------------------------------------------------------------------------
    Health Care Providers & Services                     --         5,459,926          --           5,459,926
    Hotels, Restaurants & Leisure                        --         4,209,851          --           4,209,851
    Insurance                                            --         1,413,702          --           1,413,702
    Leisure Equipment & Products                         --         1,197,571          --           1,197,571
    Life Sciences Tools & Services                       --         1,613,069          --           1,613,069
    Machinery                                            --        16,415,506          --          16,415,506
    Marine                                               --         2,187,159          --           2,187,159
    Media                                                --         5,630,629          --           5,630,629
    Multiline Retail                                     --         2,971,680          --           2,971,680
    Office Electronics                                   --         5,970,821          --           5,970,821
    Pharmaceuticals                                      --         1,932,781          --           1,932,781
    Real Estate Investment Trusts (REITs)         4,712,705        14,618,310          --          19,331,015
    Road & Rail                                          --         3,339,564          --           3,339,564
    Semiconductors & Semiconductor
     Equipment                                           --         2,682,778          --           2,682,778
    Specialty Retail                                     --         2,570,629          --           2,570,629
    Textiles, Apparel & Luxury Goods                     --           655,352          --             655,352
    Transportation Infrastructure                        --        14,727,098          --          14,727,098
    Water Utilities                                      --         2,988,867          --           2,988,867
    Wireless Telecommunication Services                  --         4,020,254          --           4,020,254
-------------------------------------------------------------------------------------------------------------
Total Equity Securities                           7,688,154       215,666,424          --         223,354,578
-------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                12,046,267                --          --          12,046,267
-------------------------------------------------------------------------------------------------------------
Total Other                                      12,046,267                --          --          12,046,267
-------------------------------------------------------------------------------------------------------------
Investments in Securities                        19,734,421       215,666,424          --         235,400,845
Other Financial Instruments(d)                           --                32          --                  32
-------------------------------------------------------------------------------------------------------------
Total                                           $19,734,421      $215,666,456         $--        $235,400,877
-------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
124  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Morgan Stanley Global Real Estate Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.7%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (8.2%)
CFS Retail Property Trust                             1,037,098            $1,638,208
Commonwealth Property Office Fund                     1,200,263               931,866
Dexus Property Group                                    395,690               253,740
GPT Group                                               991,045             2,312,427
Mirvac Group                                            914,491               998,063
Stockland                                             1,398,151             4,336,489
Westfield Group                                       1,352,158            13,731,333
                                                                      ---------------
Total                                                                      24,202,126
-------------------------------------------------------------------------------------

AUSTRIA (0.1%)
Conwert Immobilien Invest SE                             25,514               266,538
-------------------------------------------------------------------------------------

BELGIUM (0.1%)
Befimmo SCA Sicafi                                        2,754               188,175
-------------------------------------------------------------------------------------

BRAZIL (0.5%)
BR Malls Participacoes SA                                50,000               657,173
BR Properties SA                                        101,300               707,253
                                                                      ---------------
Total                                                                       1,364,426
-------------------------------------------------------------------------------------

CANADA (1.3%)
Boardwalk Real Estate Investment Trust                   28,550             1,074,413
Extendicare Real Estate Investment Trust                 29,730               238,510
RioCan Real Estate Investment Trust                     141,160             2,524,835
                                                                      ---------------
Total                                                                       3,837,758
-------------------------------------------------------------------------------------

CHINA (0.5%)
Guangzhou R&F Properties Co., Ltd., Series H          1,149,600             1,453,691
-------------------------------------------------------------------------------------

FINLAND (0.1%)
Citycon OYJ                                              73,815               217,151
Sponda OYJ                                               70,152               210,785
                                                                      ---------------
Total                                                                         427,936
-------------------------------------------------------------------------------------

FRANCE (4.6%)
Fonciere Des Regions                                      8,419               693,934
Gecina SA                                                 5,460               493,183
ICADE                                                    21,877             1,846,192
Klepierre                                                63,277             1,748,067
Mercialys SA                                             23,974               680,028
Societe de la Tour Eiffel                                 3,032               182,202
Societe Immobiliere de Location pour
 l'Industrie et le Commerce                               4,766               470,452
Unibail-Rodamco SE                                       46,140             7,519,075
                                                                      ---------------
Total                                                                      13,633,133
-------------------------------------------------------------------------------------

GERMANY (0.2%)
Alstria Office REIT-AG                                   33,872               329,707
Deutsche Euroshop AG                                     13,473               366,205
                                                                      ---------------
Total                                                                         695,912
-------------------------------------------------------------------------------------

HONG KONG (20.6%)
Agile Property Holdings Ltd.                          1,070,000             1,094,550
China Overseas Land & Investment Ltd.                 3,572,000             6,656,348
China Resources Land Ltd.                             2,420,000             4,550,571
Hang Lung Properties Ltd.                             1,176,000             4,498,542
Henderson Land Development Co., Ltd.                    269,000             1,575,690
Hongkong Land Holdings Ltd.                           1,977,000             9,772,351
Hopson Development Holdings Ltd.                        242,000               297,520
Hysan Development Co., Ltd.                             618,000             1,747,162
Kerry Properties Ltd.                                   852,500             3,683,933
Poly Hong Kong Investments Ltd.                         756,000               740,975
Shimao Property Holdings Ltd.                           855,500             1,327,298
Sun Hung Kai Properties Ltd.                          1,460,000            19,968,721
Wharf Holdings Ltd.                                     996,000             4,825,619
                                                                      ---------------
Total                                                                      60,739,280
-------------------------------------------------------------------------------------

ITALY (0.4%)
Beni Stabili SpA                                      1,377,433             1,044,552
-------------------------------------------------------------------------------------

JAPAN (10.4%)
Japan Real Estate Investment Corp.                          169             1,377,151
Mitsubishi Estate Co., Ltd.                             800,000            11,141,748
Mitsui Fudosan Co., Ltd.                                680,000             9,468,308
Nippon Building Fund, Inc.                                  188             1,492,282
Sumitomo Realty & Development Co., Ltd.                 426,000             7,241,431
                                                                      ---------------
Total                                                                      30,720,920
-------------------------------------------------------------------------------------

JERSEY (0.2%)
LXB Retail Properties PLC                               345,359(b)            466,793
-------------------------------------------------------------------------------------

NETHERLANDS (1.1%)
Corio NV                                                 37,305             1,811,346
Eurocommercial Properties NV                             32,834             1,046,740
VastNed Retail NV                                         2,373               119,546
Wereldhave NV                                             4,382               325,139
                                                                      ---------------
Total                                                                       3,302,771
-------------------------------------------------------------------------------------

SINGAPORE (3.6%)
CapitaCommercial Trust                                  574,000               497,307
CapitaLand Ltd.                                       1,756,000             4,478,661
CapitaMall Trust                                        443,000               577,672
City Developments Ltd.                                  274,000             2,157,246
Keppel Land Ltd.                                        885,000             2,442,644
Suntec Real Estate Investment Trust                     361,000               337,853
                                                                      ---------------
Total                                                                      10,491,383
-------------------------------------------------------------------------------------

SWEDEN (0.5%)
Castellum AB                                             29,564               267,963
Hufvudstaden AB, Series A                               155,913             1,188,556
                                                                      ---------------
Total                                                                       1,456,519
-------------------------------------------------------------------------------------

SWITZERLAND (0.9%)
PSP Swiss Property AG                                    35,942(b)          2,150,182
Swiss Prime Site AG                                       7,239(b)            439,297
                                                                      ---------------
Total                                                                       2,589,479
-------------------------------------------------------------------------------------

UNITED KINGDOM (6.8%)
Big Yellow Group PLC                                    239,488             1,051,410
British Land Co. PLC                                    412,390             2,662,739
Capital & Counties Properties PLC                       206,350(b)            334,379
Capital & Regional PLC                                  889,511(b)            389,758
Capital Shopping Centres Group PLC                      208,543               963,053
Derwent London PLC                                       45,764               850,574


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  125

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Morgan Stanley Global Real Estate Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
UNITED KINGDOM (CONT.)
Development Securities PLC                               87,368              $327,515
Grainger PLC                                            551,072               961,579
Great Portland Estates PLC                              122,588               529,266
Hammerson PLC                                           504,781             2,572,198
Land Securities Group PLC                               361,664             2,991,844
Metric Property Investments PLC                         137,870(b)            220,323
Minerva PLC                                             190,859(b)            307,926
Quintain Estates & Development PLC                      897,934(b)            573,305
Safestore Holdings PLC                                  537,452               917,613
Segro PLC                                               560,964             2,114,226
Shaftesbury PLC                                          83,265               445,246
ST Modwen Properties PLC                                281,720(b)            774,345
Unite Group PLC                                         379,895(b)            980,760
                                                                      ---------------
Total                                                                      19,968,059
-------------------------------------------------------------------------------------

UNITED STATES (36.6%)
Acadia Realty Trust                                      81,270             1,366,961
AMB Property Corp.                                       71,000             1,683,410
Apartment Investment & Management Co., Class
 A                                                       19,290               373,647
Assisted Living Concepts, Inc., Class A                  42,545(b)          1,258,907
AvalonBay Communities, Inc.                              49,128             4,587,081
BioMed Realty Trust, Inc.                                13,358               214,930
Boston Properties, Inc.                                  81,755             5,832,402
BRE Properties, Inc.                                      7,773               287,057
Brookfield Properties Corp.                             266,515             3,741,871
Camden Property Trust                                    69,140             2,824,369
Colony Financial, Inc.                                    4,890                82,641
CommonWealth REIT                                         2,240                13,910
Cousins Properties, Inc.                                214,775             1,447,584
DCT Industrial Trust, Inc.                              171,208               773,860
Digital Realty Trust, Inc.                               14,193               818,652
Douglas Emmett, Inc.                                     36,168               514,309
Duke Realty Corp.                                        38,218               433,774
Equity Lifestyle Properties, Inc.                        47,538             2,292,758
Equity Residential                                      259,193            10,792,798
Federal Realty Investment Trust                          31,703             2,227,770
Forest City Enterprises, Inc., Class A                  234,773(b)          2,657,630
HCP, Inc.                                               142,765             4,604,171
Healthcare Realty Trust, Inc.                           106,928             2,349,208
Host Hotels & Resorts, Inc.                             344,515             4,644,062
HRPT Properties Trust                                    56,470               350,679
Hudson Pacific Properties, Inc.                          34,930(b)            602,543
Kilroy Realty Corp.                                      12,738               378,701
Lexington Realty Trust                                   15,843                95,216
Liberty Property Trust                                   41,603             1,200,247
Mack-Cali Realty Corp.                                   81,155             2,412,738
Nationwide Health Properties, Inc.                        9,680               346,254
Pebblebrook Hotel Trust                                   2,310(b)             43,544
Post Properties, Inc.                                    28,440               646,441
ProLogis                                                 20,293               205,568
PS Business Parks, Inc.                                   9,243               515,575
Public Storage                                           68,795             6,047,768
Regency Centers Corp.                                   149,018             5,126,219
Retail Opportunity Investments Corp.                    101,105               975,663
Senior Housing Properties Trust                         117,595             2,364,835
Simon Property Group, Inc.                              152,993            12,354,186
Sovran Self Storage, Inc.                                 8,180               281,637
Starwood Hotels & Resorts Worldwide, Inc.               123,053             5,098,086
Starwood Property Trust, Inc.                            48,170               816,482
Taubman Centers, Inc.                                    18,375               691,451
The Macerich Co.                                         37,718             1,407,636
Ventas, Inc.                                             52,358             2,458,208
Vornado Realty Trust                                    101,778             7,424,705
                                                                      ---------------
Total                                                                     107,668,144
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $294,491,871)                                                     $284,517,595
-------------------------------------------------------------------------------------



MUTUAL FUND (0.1%)(c)
                                                       SHARES                VALUE(a)
LUXEMBOURG
ProLogis European Properties                             65,878(b)           $332,604
-------------------------------------------------------------------------------------
TOTAL MUTUAL FUND
(Cost: $342,689)                                                             $332,604
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             10,094,324(d)        $10,094,324
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,094,324)                                                       $10,094,324
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $304,928,884)(e)                                                  $294,944,523
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Diversified Financial Services                                             0.1%           $220,323
Health Care Providers & Services                                           0.4           1,258,907
Hotels, Restaurants & Leisure                                              1.7           5,098,086
Real Estate Investment Trusts (REITs)                                     54.9         161,634,349
Real Estate Management & Development                                      39.6         116,638,534
Other(1)                                                                   3.4          10,094,324
--------------------------------------------------------------------------------------------------
Total                                                                                 $294,944,523
--------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
126  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $304,929,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $3,111,000
     Unrealized depreciation                                                    (13,095,000)
     --------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(9,984,000)
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  127

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Morgan Stanley Global Real Estate Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
128  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Diversified Financial Services                        $--          $220,323         $--            $220,323
    Real Estate Investment Trusts (REITs)         101,515,613        60,118,736          --         161,634,349
    Real Estate Management & Development            3,633,294       112,672,636          --         116,305,930
    All Other Industries                            6,356,993                --          --           6,356,993
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                           111,505,900       173,011,695          --         284,517,595
---------------------------------------------------------------------------------------------------------------
Other
  Mutual Fund                                              --           332,604          --             332,604
  Affiliated Money Market Fund(c)                  10,094,324                --          --          10,094,324
---------------------------------------------------------------------------------------------------------------
Total Other                                        10,094,324           332,604          --          10,426,928
---------------------------------------------------------------------------------------------------------------
Total                                            $121,600,224      $173,344,299         $--        $294,944,523
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  129

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - NFJ Dividend Value Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.9%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (3.7%)
Lockheed Martin Corp.                                   314,500           $23,430,250
Northrop Grumman Corp.                                  409,900            22,314,956
                                                                      ---------------
Total                                                                      45,745,206
-------------------------------------------------------------------------------------

BEVERAGES (1.9%)
The Coca-Cola Co.                                       476,400            23,877,168
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.9%)
The Goldman Sachs Group, Inc.                           178,500            23,431,695
-------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Lubrizol Corp.                                          320,200            25,715,262
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.7%)
RR Donnelley & Sons Co.                               1,356,600            22,207,542
Waste Management, Inc.                                  755,400            23,636,466
                                                                      ---------------
Total                                                                      45,844,008
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.8%)
Harris Corp.                                            534,300            22,253,595
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (8.0%)
AT&T, Inc.                                            1,005,100            24,313,369
CenturyLink, Inc.                                       732,400            24,396,244
Verizon Communications, Inc.                            892,400            25,005,048
Windstream Corp.                                      2,309,100            24,384,096
                                                                      ---------------
Total                                                                      98,098,757
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.0%)
Edison International                                    768,000            24,360,960
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (4.3%)
Diamond Offshore Drilling, Inc.                         844,800            52,538,112
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
Kraft Foods, Inc., Class A                              856,900            23,993,200
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Baxter International, Inc.                              657,200            26,708,608
Medtronic, Inc.                                         632,900            22,955,283
                                                                      ---------------
Total                                                                      49,663,891
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.0%)
Kimberly-Clark Corp.                                    405,500            24,585,465
-------------------------------------------------------------------------------------

INSURANCE (5.8%)
MetLife, Inc.                                           619,500            23,392,320
The Allstate Corp.                                      827,300            23,768,329
The Travelers Companies, Inc.                           503,700            24,807,225
                                                                      ---------------
Total                                                                      71,967,874
-------------------------------------------------------------------------------------

IT SERVICES (2.0%)
IBM Corp.                                               194,900            24,066,252
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.9%)
Mattel, Inc.                                          1,101,900            23,316,204
-------------------------------------------------------------------------------------

MEDIA (2.0%)
The McGraw-Hill Companies, Inc.                         883,200            24,853,248
-------------------------------------------------------------------------------------

METALS & MINING (2.0%)
Freeport-McMoRan Copper & Gold, Inc.                    418,200            24,728,166
-------------------------------------------------------------------------------------

MULTI-UTILITIES (2.0%)
Ameren Corp.                                          1,021,000            24,269,170
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (1.8%)
Xerox Corp.                                           2,710,800            21,794,832
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.4%)
Chesapeake Energy Corp.                               1,070,100            22,418,595
Chevron Corp.                                           341,600            23,180,976
ConocoPhillips                                          968,900            47,563,301
Marathon Oil Corp.                                      791,600            24,610,844
Royal Dutch Shell PLC, ADR                              471,700(b)         23,688,774
Total SA, ADR                                         1,074,100(b)         47,947,824
                                                                      ---------------
Total                                                                     189,410,314
-------------------------------------------------------------------------------------

PHARMACEUTICALS (10.1%)
GlaxoSmithKline PLC, ADR                              1,467,900(b)         49,923,279
Johnson & Johnson                                       477,600            28,207,056
Pfizer, Inc.                                          3,285,900            46,856,934
                                                                      ---------------
Total                                                                     124,987,269
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.9%)
Annaly Capital Management, Inc.                       2,810,300            48,196,645
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Intel Corp.                                           1,281,500            24,925,175
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.8%)
VF Corp.                                                318,700            22,685,066
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (3.9%)
Hudson City Bancorp, Inc.                             1,951,700            23,888,808
New York Community Bancorp, Inc.                      1,574,100            24,036,507
                                                                      ---------------
Total                                                                      47,925,315
-------------------------------------------------------------------------------------

TOBACCO (6.0%)
Altria Group, Inc.                                    2,446,100            49,019,844
Reynolds American, Inc.                                 478,600            24,944,632
                                                                      ---------------
Total                                                                      73,964,476
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,263,334,653)                                                 $1,207,197,325
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.8%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             22,798,974(c)        $22,798,974
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $22,798,974)                                                       $22,798,974
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,286,133,627)                                                 $1,229,996,299
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS



ADR  --   American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 9.86% of net assets.

(c) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
130  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               -----------------------------------------------------------------
                                                    LEVEL 1          LEVEL 2
                                                 QUOTED PRICES        OTHER          LEVEL 3
                                                   IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS       INPUTS         INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                 $1,207,197,325         $--             $--        $1,207,197,325
----------------------------------------------------------------------------------------------------------------
Total Equity Securities                          1,207,197,325          --              --         1,207,197,325
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                   22,798,974          --              --            22,798,974
----------------------------------------------------------------------------------------------------------------
Total Other                                         22,798,974          --              --            22,798,974
----------------------------------------------------------------------------------------------------------------
Total                                           $1,229,996,299         $--             $--        $1,229,996,299
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  131

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - NFJ Dividend Value Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
132  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Partners Small Cap Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.9%)
ISSUER                                                 SHARES                VALUE(a)
AIRLINES (0.3%)
Allegiant Travel Co.                                     26,564            $1,134,017
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.5%)
Wonder Auto Technology, Inc.                            235,572(b,c)        1,724,387
-------------------------------------------------------------------------------------

BEVERAGES (0.8%)
Constellation Brands, Inc., Class A                     178,861(b)          2,793,809
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.0%)
Acorda Therapeutics, Inc.                                90,085(b)          2,802,543
Alexion Pharmaceuticals, Inc.                            52,072(b)          2,665,565
Arena Pharmaceuticals, Inc.                             141,300(b)            433,791
Chelsea Therapeutics International, Inc.                239,800(b)            702,614
Enzon Pharmaceuticals, Inc.                              59,350(b)            632,078
Exact Sciences Corp.                                    165,710(b)            729,124
Human Genome Sciences, Inc.                              77,275(b)          1,751,052
InterMune, Inc.                                          28,550(b)            266,943
Ironwood Pharmaceuticals, Inc.                           49,300(b)            587,656
OncoGenex Pharmaceutical, Inc.                            3,302(b)             44,412
                                                                      ---------------
Total                                                                      10,615,778
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.9%)
Eaton Vance Corp.                                        89,291             2,465,324
GFI Group, Inc.                                         167,074               932,273
                                                                      ---------------
Total                                                                       3,397,597
-------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Albemarle Corp.                                          95,748             3,802,153
NewMarket Corp.                                          41,587             3,631,377
                                                                      ---------------
Total                                                                       7,433,530
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.6%)
Wilshire Bancorp, Inc.                                  239,600             2,096,500
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (3.4%)
Clean Harbors, Inc.                                      41,725(b)          2,770,957
Corrections Corp. of America                            197,856(b)          3,775,093
EnerNOC, Inc.                                            31,180(b)            980,299
Knoll, Inc.                                             176,039             2,339,558
The Brink's Co.                                         118,734             2,259,508
                                                                      ---------------
Total                                                                      12,125,415
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.0%)
Aruba Networks, Inc.                                    356,865(b)          5,081,758
DG FastChannel, Inc.                                     34,900(b)          1,137,042
Meru Networks, Inc.                                      20,868(b)            247,494
Riverbed Technology, Inc.                                28,710(b)            792,970
                                                                      ---------------
Total                                                                       7,259,264
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (2.2%)
3PAR, Inc.                                              249,375(b)          2,321,681
Stratasys, Inc.                                         105,275(b)          2,585,554
Super Micro Computer, Inc.                               30,611(b)            413,249
Synaptics, Inc.                                          92,534(b)          2,544,685
                                                                      ---------------
Total                                                                       7,865,169
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.4%)
Insituform Technologies, Inc., Class A                  115,508(b)          2,365,604
MYR Group, Inc.                                         116,025(b)          1,936,457
Orion Marine Group, Inc.                                 57,770(b)            820,334
                                                                      ---------------
Total                                                                       5,122,395
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.7%)
Martin Marietta Materials, Inc.                          28,365             2,405,636
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.6%)
American Public Education, Inc.                          28,790(b)          1,258,123
Coinstar, Inc.                                           19,000(b)            816,430
Service Corp. International                             505,432             3,740,197
                                                                      ---------------
Total                                                                       5,814,750
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Portfolio Recovery Associates, Inc.                      14,780(b)            987,008
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.9%)
Baldor Electric Co.                                      68,220             2,461,377
Harbin Electric, Inc.                                   119,930(b,c)        1,996,835
Polypore International, Inc.                             50,910(b)          1,157,693
Regal-Beloit Corp.                                       22,870             1,275,689
                                                                      ---------------
Total                                                                       6,891,594
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Hollysys Automation Technologies Ltd.                   141,475(b,c)        1,274,690
OSI Systems, Inc.                                        30,608(b)            849,984
Universal Display Corp.                                  18,032(b)            324,215
                                                                      ---------------
Total                                                                       2,448,889
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.3%)
Atwood Oceanics, Inc.                                   141,212(b)          3,603,730
Core Laboratories NV                                     14,450(c)          2,132,965
Superior Well Services, Inc.                            148,950(b)          2,490,444
                                                                      ---------------
Total                                                                       8,227,139
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (1.1%)
Pricesmart, Inc.                                        163,565             3,799,615
-------------------------------------------------------------------------------------

FOOD PRODUCTS (--%)
Lance, Inc.                                               8,620               142,144
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (9.2%)
Arthrocare Corp.                                         52,070(b)          1,595,946
Conceptus, Inc.                                          60,820(b)            947,576
Delcath Systems, Inc.                                    95,050(b)            602,617
DexCom, Inc.                                            347,550(b)          4,017,677
DynaVox, Inc., Class A                                  203,117(b)          3,251,903
ev3, Inc.                                               107,900(b)          2,418,039
Hansen Medical, Inc.                                    302,275(b)            643,846
HeartWare International, Inc.                            24,350(b)          1,706,205
MAKO Surgical Corp.                                      98,900(b)          1,231,305
Masimo Corp.                                            158,615             3,776,623
NuVasive, Inc.                                           83,230(b)          2,951,336
NxStage Medical, Inc.                                   135,797(b)          2,015,227
Sirona Dental Systems, Inc.                              46,440(b)          1,617,970
Thoratec Corp.                                           40,975(b)          1,750,862
Volcano Corp.                                           214,479(b)          4,679,931
                                                                      ---------------
Total                                                                      33,207,063
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.1%)
Almost Family, Inc.                                      10,660(b)            372,354
Catalyst Health Solutions, Inc.                          36,204(b)          1,249,038
Owens & Minor, Inc.                                      85,484             2,426,036
Sharps Compliance Corp.                                   9,620(b)             44,252
Tenet Healthcare Corp.                                  770,898(b)          3,345,697
                                                                      ---------------
Total                                                                       7,437,377
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.5%)
MedAssets, Inc.                                          17,696(b)            408,424
SXC Health Solutions Corp.                               20,410(b)          1,495,032
                                                                      ---------------
Total                                                                       1,903,456
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  133

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Growth Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (2.8%)
7 Days Group Holdings Ltd., ADR                         168,714(b,c)       $1,840,670
Bally Technologies, Inc.                                 17,240(b)            558,404
California Pizza Kitchen, Inc.                          138,725(b)          2,101,684
Life Time Fitness, Inc.                                  35,530(b)          1,129,499
Panera Bread Co., Class A                                24,980(b)          1,880,744
WMS Industries, Inc.                                     67,759(b)          2,659,540
                                                                      ---------------
Total                                                                      10,170,541
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.7%)
Cellu Tissue Holdings, Inc.                              15,205(b)            118,143
Energizer Holdings, Inc.                                 46,292(b)          2,327,562
                                                                      ---------------
Total                                                                       2,445,705
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (1.2%)
Tredegar Corp.                                          261,445             4,266,782
-------------------------------------------------------------------------------------

INSURANCE (4.9%)
Alleghany Corp.                                           8,895(b)          2,608,904
MBIA, Inc.                                              402,794(b)          2,259,674
Montpelier Re Holdings Ltd.                             248,761(c)          3,714,002
Tower Group, Inc.                                       136,750             2,944,228
Wesco Financial Corp.                                     9,286             3,001,235
White Mountains Insurance Group Ltd.                      9,462             3,067,580
                                                                      ---------------
Total                                                                      17,595,623
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (1.4%)
PetMed Express, Inc.                                     89,450             1,592,210
Shutterfly, Inc.                                        136,282(b)          3,265,317
                                                                      ---------------
Total                                                                       4,857,527
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (7.3%)
AOL, Inc.                                               154,371(b)          3,209,373
Archipelago Learning, Inc.                               83,211(b)            951,102
Digital River, Inc.                                      72,225(b)          1,726,900
GSI Commerce, Inc.                                       77,120(b)          2,221,056
LivePerson, Inc.                                        278,150(b)          1,908,109
LogMein, Inc.                                            28,040(b)            735,489
LoopNet, Inc.                                           184,354(b)          2,273,085
MercadoLibre, Inc.                                       56,730(b,c)        2,981,162
Perficient, Inc.                                        151,280(b)          1,347,905
ValueClick, Inc.                                        327,119(b)          3,496,901
VistaPrint NV                                            62,730(b,c)        2,979,048
Vocus, Inc.                                             138,175(b)          2,111,314
                                                                      ---------------
Total                                                                      25,941,444
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
Global Cash Access Holdings, Inc.                        66,244(b)            477,619
Wright Express Corp.                                     30,960(b)            919,512
                                                                      ---------------
Total                                                                       1,397,131
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.5%)
Hasbro, Inc.                                             76,761             3,154,877
Sturm Ruger & Co., Inc.                                 158,951             2,277,768
                                                                      ---------------
Total                                                                       5,432,645
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.2%)
Mettler-Toledo International, Inc.                        6,400(b,c)          714,432
-------------------------------------------------------------------------------------

MACHINERY (2.6%)
Altra Holdings, Inc.                                    266,470(b)          3,469,440
Badger Meter, Inc.                                       22,340               864,335
Chart Industries, Inc.                                  104,009(b)          1,620,460
Force Protection, Inc.                                  666,204(b)          2,731,436
Mueller Water Products, Inc., Class A                   212,500               788,375
                                                                      ---------------
Total                                                                       9,474,046
-------------------------------------------------------------------------------------

MARINE (1.1%)
Alexander & Baldwin, Inc.                               130,773             3,894,420
-------------------------------------------------------------------------------------

MEDIA (0.7%)
IMAX Corp.                                              134,710(b,c)        1,966,766
Lions Gate Entertainment Corp.                           64,975(b)            453,526
                                                                      ---------------
Total                                                                       2,420,292
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.6%)
ATP Oil & Gas Corp.                                     246,675(b)          2,612,288
Berry Petroleum Co., Class A                             44,975             1,156,757
Brigham Exploration Co.                                 141,780(b)          2,180,576
Comstock Resources, Inc.                                 60,850(b)          1,686,762
Contango Oil & Gas Co.                                   34,400(b)          1,539,400
Houston American Energy Corp.                            96,091               947,457
Kinder Morgan Management LLC                             68,026(b)          3,849,592
Northern Oil and Gas, Inc.                              150,578(b)          1,933,422
Oasis Petroleum, Inc.                                    26,300(b)            381,350
                                                                      ---------------
Total                                                                      16,287,604
-------------------------------------------------------------------------------------

PHARMACEUTICALS (2.4%)
Akorn, Inc.                                             348,260(b)          1,034,332
BioMimetic Therapeutics, Inc.                           109,600(b)          1,218,752
Cardiome Pharma Corp.                                    97,950(b,c)          798,293
Cypress Bioscience, Inc.                                 37,450(b)             86,135
Inspire Pharmaceuticals, Inc.                           116,750(b)            582,583
MAP Pharmaceuticals, Inc.                               102,766(b)          1,348,290
Mylan, Inc.                                             129,300(b)          2,203,271
Salix Pharmaceuticals Ltd.                               36,450(b)          1,422,644
                                                                      ---------------
Total                                                                       8,694,300
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (0.6%)
ICF International, Inc.                                  26,390(b)            631,513
Resources Connection, Inc.                              117,300(b)          1,595,280
                                                                      ---------------
Total                                                                       2,226,793
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (2.2%)
First Industrial Realty Trust, Inc.                     400,991(b)          1,932,777
Hatteras Financial Corp.                                108,956             3,031,155
UDR, Inc.                                               155,253             2,969,990
                                                                      ---------------
Total                                                                       7,933,922
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
China Real Estate Information Corp., ADR                202,816(b,c)        1,612,387
Tejon Ranch Co.                                         123,939(b)          2,860,512
                                                                      ---------------
Total                                                                       4,472,899
-------------------------------------------------------------------------------------

ROAD & RAIL (1.4%)
Kansas City Southern                                     36,025(b)          1,309,509
Old Dominion Freight Line, Inc.                         104,524(b)          3,672,973
                                                                      ---------------
Total                                                                       4,982,482
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Cavium Networks, Inc.                                   107,250(b)          2,808,878
Entegris, Inc.                                          112,620(b)            447,101
Entropic Communications, Inc.                           508,370(b)          3,223,065
MaxLinear, Inc., Class A                                165,790(b)          2,317,744
Micrel, Inc.                                            250,425             2,549,327
Monolithic Power Systems, Inc.                          170,280(b)          3,041,201
Netlogic Microsystems, Inc.                              69,310(b)          1,885,232
Silicon Laboratories, Inc.                               19,800(b)            803,088
Veeco Instruments, Inc.                                  20,050(b)            687,314
                                                                      ---------------
Total                                                                      17,762,950
-------------------------------------------------------------------------------------

SOFTWARE (8.6%)
Advent Software, Inc.                                    53,925(b)          2,532,318
ANSYS, Inc.                                              42,800(b)          1,736,396
ArcSight, Inc.                                           17,940(b)            401,677
Ariba, Inc.                                             151,390(b)          2,411,643
AsiaInfo Holdings, Inc.                                  45,600(b,c)          996,816
Concur Technologies, Inc.                                54,210(b)          2,313,683
Fortinet, Inc.                                          164,405(b)          2,702,818
GSE Systems, Inc.                                       148,570(b)            603,194
Longtop Financial Technologies Ltd., ADR                 49,750(b,c)        1,611,900
PROS Holdings, Inc.                                     196,782(b)          1,279,083
Rovi Corp.                                               28,780(b)          1,091,050
SolarWinds, Inc.                                        164,705(b)          2,641,868
Solera Holdings, Inc.                                    25,680               929,616
Sourcefire, Inc.                                         46,440(b)            882,360
SuccessFactors, Inc.                                    145,690(b)          3,028,895
Take-Two Interactive Software, Inc.                     242,575(b)          2,183,175


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
134  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SOFTWARE (CONT.)
Ultimate Software Group, Inc.                            57,350(b)         $1,884,521
VanceInfo Technologies, Inc., ADR                        86,125(b,c)        2,004,990
                                                                      ---------------
Total                                                                      31,236,003
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (5.1%)
Cabela's, Inc.                                          248,751(b)          3,517,338
CarMax, Inc.                                            123,486(b)          2,457,371
Dick's Sporting Goods, Inc.                              36,800(b)            915,952
hhgregg, Inc.                                            64,730(b)          1,509,504
Hibbett Sports, Inc.                                     77,820(b)          1,864,567
Lumber Liquidators Holdings, Inc.                        60,348(b)          1,407,919
Rue21, Inc.                                              63,775(b)          1,934,934
Tractor Supply Co.                                       32,370             1,973,599
Ulta Salon Cosmetics & Fragrance, Inc.                   69,310(b)          1,639,875
Vitamin Shoppe, Inc.                                     40,460(b)          1,037,799
                                                                      ---------------
Total                                                                      18,258,858
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.9%)
Lululemon Athletica, Inc.                                14,870(b,c)          553,461
The Warnaco Group, Inc.                                  21,110(b)            762,915
Volcom, Inc.                                             94,150(b)          1,748,366
                                                                      ---------------
Total                                                                       3,064,742
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.7%)
Astoria Financial Corp.                                 172,275             2,370,504
-------------------------------------------------------------------------------------

TOBACCO (1.0%)
Universal Corp.                                          86,613             3,436,804
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
WESCO International, Inc.                                71,875(b)          2,420,031
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $365,084,577)                                                     $346,591,012
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             13,385,367(d)        $13,385,367
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $13,385,367)                                                       $13,385,367
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $378,469,944)                                                     $359,976,379
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



     ADR  -- American Depositary Receipt



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 8.08% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  135

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Partners Small Cap Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $346,591,012          $--             $--        $346,591,012
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            346,591,012           --              --         346,591,012
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                   13,385,367           --              --          13,385,367
---------------------------------------------------------------------------------------------------------------
Total Other                                         13,385,367           --              --          13,385,367
---------------------------------------------------------------------------------------------------------------
Total                                             $359,976,379          $--             $--        $359,976,379
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
136  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  137

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - PIMCO Mortgage-Backed Securities Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)


BONDS (139.7%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
COMMERCIAL MORTGAGE-BACKED (0.8%)(f)
Credit Suisse Mortgage Capital Certificates
 Series 2006-TF2A Class A1
 10-15-21                            0.450%           $2,012,177(d,g)      $1,910,725
Greenwich Capital Commercial Funding Corp.
 Series 2006-FL4A Class A2
 11-05-21                            0.491             2,000,000(d,g)       1,728,911
UBS Commercial Mortgage Trust
 Series 2007-FL1 Class A1
 07-15-24                            1.250             4,778,561(d,g)       4,116,771
                                                                      ---------------
Total                                                                       7,756,407
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (138.9%)(c,f)
Federal Home Loan Mortgage Corp.
 06-01-40                            4.000            42,000,000           42,546,672
 07-01-40                            4.500           126,000,000(b)       130,488,751
Federal Home Loan Mortgage Corp. #A86314
 05-01-39                            4.000             1,999,998            2,026,977
Federal Home Loan Mortgage Corp. #A91534
 03-01-40                            4.000             9,999,990           10,134,885
Federal Home Loan Mortgage Corp. #J12522
 07-01-25                            4.000            15,000,000           15,597,364
Federal Home Loan Mortgage Corp.
 CMO I.O. Series 2980 Class SL
 11-15-34                            6.350             1,780,187(i)           281,126
Federal Home Loan Mortgage Corp.
 CMO Series 2863 Class FM
 10-15-31                            0.850            23,885,007(g)        23,959,433
Federal Home Loan Mortgage Corp.
 CMO Series 3226 Class FG
 10-15-36                            0.750             4,096,623(g)         4,094,364
Federal Home Loan Mortgage Corp.
 CMO Series 3671 Class QF
 12-15-36                            0.850            11,494,401(g)        11,531,736
Federal National Mortgage Association
 08-01-39                            4.500             1,000,000(b)         1,032,656
 08-01-39                            5.500            62,000,000(b)        66,340,000
 08-01-39                            6.000            36,000,000(b)        38,941,884
 07-01-40                            4.500            49,000,000(b)        50,783,894
 07-01-40                            5.000            69,000,000(b)        72,999,861
 07-01-40                            5.500            51,000,000(b)        54,745,338
 07-01-40                            6.000            45,000,000(b)        48,803,895
 07-01-40                            6.500            44,000,000(b)        48,186,864
Federal National Mortgage Association #254758
 06-01-13                            4.500               578,480              593,147
Federal National Mortgage Association #888352
 05-01-37                            5.500            22,446,138(b)        24,126,231
Federal National Mortgage Association #926142
 07-01-39                            4.000             1,337,875            1,356,758
Federal National Mortgage Association #932318
 12-01-39                            4.000             1,989,867            2,018,264
Federal National Mortgage Association #935801
 11-01-39                            4.000               999,999            1,014,114
Federal National Mortgage Association #961936
 03-01-23                            4.500               863,433              913,443
Federal National Mortgage Association #970052
 12-01-39                            4.000               998,481            1,012,574
Federal National Mortgage Association #970875
 12-01-38                            5.500            18,977,923(b)        20,398,420
Federal National Mortgage Association #992854
 03-01-24                            4.500               136,570              144,352
Federal National Mortgage Association #995362
 07-01-38                            5.500             4,121,753(b)         4,430,267
Federal National Mortgage Association #AA0820
 12-01-23                            5.000             4,000,003            4,273,441
Federal National Mortgage Association #AA4164
 08-01-39                            4.000                40,558               41,130
Federal National Mortgage Association #AA4432
 03-01-39                            4.000             1,989,731            2,017,815
Federal National Mortgage Association #AA4624
 05-01-24                            4.500             2,181,671            2,305,988
Federal National Mortgage Association #AA7236
 06-01-39                            4.000             1,402,417            1,422,212
Federal National Mortgage Association #AA7706
 07-01-39                            4.000            31,000,018           31,437,569
Federal National Mortgage Association #AA8602
 07-01-39                            4.000                64,041               64,945
Federal National Mortgage Association #AA8754
 06-01-39                            4.000               413,076              418,906
Federal National Mortgage Association #AA9846
 08-01-39                            4.000             1,265,539            1,283,402
Federal National Mortgage Association #AC0207
 10-01-39                            4.000               268,936              272,732
Federal National Mortgage Association #AC0570
 11-01-39                            4.000                98,981              100,378
Federal National Mortgage Association #AC1487
 08-01-39                            4.000               370,278              375,505
Federal National Mortgage Association #AC1490
 08-01-39                            4.000               998,282            1,012,372
Federal National Mortgage Association #AC1535
 09-01-39                            4.000             1,487,982            1,508,984
Federal National Mortgage Association #AC1876
 09-01-39                            4.000               996,109            1,010,169
Federal National Mortgage Association #AC2267
 11-01-39                            4.000               267,793              271,573
Federal National Mortgage Association #AC2755
 08-01-39                            4.000             1,381,275            1,400,771
Federal National Mortgage Association #AC2759
 09-01-39                            4.000             1,996,821            2,025,005
Federal National Mortgage Association #AC2952
 09-01-39                            4.000            79,791,694           80,917,917
Federal National Mortgage Association #AC2981
 09-01-39                            4.000            45,049,809           45,685,666
Federal National Mortgage Association #AC3732
 08-01-39                            4.000             1,996,941            2,025,127
Federal National Mortgage Association #AC4471
 12-01-39                            4.000               997,039            1,011,112
Federal National Mortgage Association #AC4809
 10-01-39                            4.000             1,044,248            1,058,987
Federal National Mortgage Association #AC5053
 10-01-39                            4.000             1,996,847            2,025,031
Federal National Mortgage Association #AC5116
 11-01-39                            4.000             1,701,723            1,725,742
Federal National Mortgage Association #AC5355
 11-01-39                            4.000             1,996,842            2,025,027
Federal National Mortgage Association #AC5363
 11-01-39                            4.000            11,251,416           11,410,224
Federal National Mortgage Association #AC5390
 10-01-39                            4.000                80,112               81,243
Federal National Mortgage Association #AC5439
 11-01-39                            4.000             1,989,985            2,018,073
Federal National Mortgage Association #AC5831
 05-01-25                            4.000             7,999,995            8,324,838
Federal National Mortgage Association #AC6262
 12-01-39                            4.000               998,176            1,012,265
Federal National Mortgage Association #AC6931
 12-01-39                            4.000               997,860            1,011,944
Federal National Mortgage Association #AC7561
 02-01-40                            4.000               688,460              698,177
Federal National Mortgage Association #AC7752
 12-01-39                            4.000               299,513              303,740
Federal National Mortgage Association #AC8316
 02-01-40                            4.000               540,568              548,198
Federal National Mortgage Association #AC8352
 12-01-39                            4.000               433,281              439,396
Federal National Mortgage Association #AC8439
 01-01-40                            4.000             1,997,023            2,025,210
Federal National Mortgage Association #AC8486
 01-01-40                            4.000               276,225              280,124
Federal National Mortgage Association #AC8493
 02-01-40                            4.000               998,257            1,012,347
Federal National Mortgage Association #AC8508
 12-01-39                            4.000             1,995,630            2,023,798
Federal National Mortgage Association #AC8603
 11-01-39                            4.000               342,877              347,716
Federal National Mortgage Association #AC8898
 01-01-40                            4.000            56,451,428           57,248,213
Federal National Mortgage Association #AC9377
 02-01-40                            4.000             1,996,693            2,024,875
Federal National Mortgage Association #AC9592
 11-01-39                            4.000               411,899              417,713
Federal National Mortgage Association #AC9828
 01-01-40                            4.000            35,079,781           35,574,915
Federal National Mortgage Association #AC9835
 02-01-40                            4.000               998,194            1,012,283
Federal National Mortgage Association #AD1001
 02-01-40                            4.000             1,996,648            2,024,829
Federal National Mortgage Association #AD1031
 02-01-40                            4.000               466,157              472,737
Federal National Mortgage Association #AD1758
 02-01-40                            4.000               326,048              330,650
Federal National Mortgage Association #AD2781
 02-01-40                            4.000               998,466            1,012,558


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
138  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association #AD3626
 02-01-40                            4.000%           $1,116,646           $1,132,407
Federal National Mortgage Association #AD6040
 07-01-40                            4.000               499,560              506,611
Federal National Mortgage Association #AD6119
 06-01-25                            4.500               239,847              253,402
Federal National Mortgage Association #AD6956
 06-01-25                            4.000             3,050,000            3,173,847
Federal National Mortgage Association #AD7325
 06-01-25                            4.000             1,071,521            1,115,031
Federal National Mortgage Association #AD7327
 06-01-25                            4.000             1,000,000            1,040,605
Federal National Mortgage Association #AD7360
 07-01-25                            4.000             1,000,000            1,040,605
Federal National Mortgage Association #AD7551
 06-01-25                            4.000            41,878,480           43,578,975
Federal National Mortgage Association #AD7737
 07-01-25                            4.000             1,000,000            1,040,605
Federal National Mortgage Association #MA0147
 08-01-39                            4.000               410,776              416,574
Federal National Mortgage Association #MA0271
 11-01-39                            4.000             1,196,591            1,213,480
Federal National Mortgage Association #MA0328
 01-01-40                            4.000               946,479              959,838
Federal National Mortgage Association #MA0365
 03-01-40                            4.000             1,243,776            1,261,332
Federal National Mortgage Association #MA0390
 04-01-25                            4.000             1,000,000            1,040,606
Federal National Mortgage Association #MA0458
 07-01-25                            4.000             7,000,000            7,287,657
Federal National Mortgage Association #MA0478
 07-01-40                            4.000                29,999               30,423
Federal National Mortgage Association
 CMO I.O. Series 2010-2 Class SJ
 10-25-39                            6.103            35,209,262(g)         4,513,211
Federal National Mortgage Association
 CMO Series 2003-W8 Class 3F1
 05-25-42                            0.747             9,727,974(i)         9,645,083
Federal National Mortgage Association
 CMO Series 2010-38 Class JF
 04-25-40                            1.247            18,693,071(g)        18,675,982
Federal National Mortgage Association
 CMO Series 2010-54 Class DF
 05-25-37                            0.597            20,361,709(g)        20,228,225
Federal National Mortgage Association
 CMO Series 2010-54 Class TF
 04-25-37                            0.897            16,164,594(g)        16,225,309
Government National Mortgage Association
 07-01-40                            5.000            16,000,000(b)        17,042,496
 07-01-40                            6.000            24,000,000(b)        26,152,512
Government National Mortgage Association
 #487668
 02-15-39                            4.000               699,930              712,835
Government National Mortgage Association
 #617952
 05-15-40                            4.000                87,800               89,419
Government National Mortgage Association
 #678662
 04-15-40                            4.000             1,330,761            1,355,297
Government National Mortgage Association #696975
 06-15-40                            4.500               200,000              208,794
Government National Mortgage Association #698095
 04-15-39                            4.500            29,000,024           30,275,119
Government National Mortgage Association #699864
 06-15-40                            4.500             1,000,000            1,043,969
Government National Mortgage Association #701730
 03-15-39                            4.500                74,233               77,497
Government National Mortgage Association #704870
 02-15-40                            4.000               948,228              965,711
Government National Mortgage Association #704930
 03-15-40                            4.000               882,342              898,610
Government National Mortgage Association #706802
 06-15-40                            4.500             2,499,136            2,609,020
Government National Mortgage Association #706804
 06-15-40                            4.500             1,000,864            1,044,871
Government National Mortgage Association #711078
 01-15-40                            4.000             4,643,896            4,729,518
Government National Mortgage Association #711503
 04-15-40                            4.000             1,000,000            1,018,438
Government National Mortgage Association #717066
 05-15-39                            4.500               365,597              381,672
Government National Mortgage Association #718019
 11-15-39                            4.500               847,506              884,770
Government National Mortgage Association #720985
 12-15-39                            4.000               405,816              413,298
Government National Mortgage Association #721025
 12-15-39                            4.000             5,110,059            5,204,276
Government National Mortgage Association #721035
 12-15-39                            4.000               685,411              698,048
Government National Mortgage Association #722125
 02-15-40                            4.000             5,693,935            5,798,917
Government National Mortgage Association #722422
 12-15-39                            4.000               736,279              749,854
Government National Mortgage Association #725999
 04-15-40                            4.500               452,495              472,390
Government National Mortgage Association #726431
 10-15-39                            4.000             1,000,001            1,018,438
Government National Mortgage Association #726973
 06-15-40                            4.500             2,999,700            3,131,593
Government National Mortgage Association #727380
 05-15-40                            4.500             4,999,999            5,219,842
Government National Mortgage Association #727388
 02-15-40                            4.000             5,705,374            5,810,567
Government National Mortgage Association #727853
 04-15-40                            4.000               249,109              253,702
Government National Mortgage Association #729662
 01-15-40                            4.000               295,547              300,996
Government National Mortgage Association #733734
 06-15-40                            4.000             6,000,000            6,110,625
Government National Mortgage Association #735348
 02-15-40                            4.500               560,170              584,800
Government National Mortgage Association #736047
 06-15-40                            4.000             2,000,000            2,036,875
Government National Mortgage Association #736548
 02-15-40                            4.500             1,129,080            1,178,725
Government National Mortgage Association #739147
 06-15-40                            4.500             1,870,920            1,953,182
Government National Mortgage Association #741311
 06-15-40                            4.000               525,522              535,211
Government National Mortgage Association #745125
 06-15-40                            4.000             9,000,000            9,165,938
Government National Mortgage Association #745126
 06-15-40                            4.000             4,000,000            4,073,750
Government National Mortgage Association #745162
 06-15-40                            4.500               178,202              186,037
Government National Mortgage Association #745170
 06-15-40                            4.500             9,821,798           10,253,650
                                                                      ---------------
Total                                                                   1,286,897,912
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,282,409,785)                                                 $1,294,654,319
-------------------------------------------------------------------------------------



SHORT-TERM SECURITIES (3.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
U.S. Treasury Bills
 07-08-10                            0.070%             $260,000             $259,996
 07-29-10                            0.170               527,000              526,928
 08-26-10                            0.110               455,000              454,923
 12-02-10                            0.180            34,800,000           34,772,891
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $36,010,254)                                                       $36,014,738
-------------------------------------------------------------------------------------



REPURCHASE AGREEMENTS (10.8%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
Barclays Bank PLC dated 06-30-10, matures 7/01/10, repurchase price $100,200,028
 (collateralized by: U.S. Treasury Inflation-Indexed Bond
 total market value $100,200,000)
 07-01-10                            0.010%         $100,200,000         $100,200,000
-------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost: $100,200,000)                                                     $100,200,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (--%)(h)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               1,079(e)                $1,079
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,079)                                                                 $1,079
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,418,621,118)(j)                                              $1,430,870,136
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  139

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - PIMCO Mortgage-Backed Securities Fund

INVESTMENTS IN DERIVATIVES


OPEN OPTIONS CONTRACTS WRITTEN AT JUNE 30, 2010



                                                                   EXERCISE       PREMIUM      EXPIRATION
ISSUER                        PUTS/CALLS      NOTIONAL AMOUNT        PRICE       RECEIVED         DATE         VALUE(a)
-----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note, 10-
  year                           Call           $19,900,000           $122       $117,673       Aug. 2010      $329,594
U.S. Treasury Note, 10-
  year                            Put            19,900,000            114         64,782       Aug. 2010         9,328
-----------------------------------------------------------------------------------------------------------------------
Total                                                                                                          $338,922
-----------------------------------------------------------------------------------------------------------------------



INTEREST RATE SWAP CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                       FUND
                                 FLOATING          PAY/RECEIVE      FIXED       EXPIRATION                           UNREALIZED
COUNTERPARTY                    RATE INDEX        FLOATING RATE      RATE          DATE         NOTIONAL AMOUNT     APPRECIATION
--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse               3-month USD LIBOR          Pay           4.00%    Dec. 15, 2020        $19,100,000        $1,336,935
  International
--------------------------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     CMO   -- Collateralized Mortgage Obligation
     I.O.  -- Interest Only



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) At June 30, 2010, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $597,904,936. See Note 2 to the financial statements.

(c) Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at June 30, 2010:

                                                       PRINCIPAL    SETTLEMENT     PROCEEDS
     SECURITY                                           AMOUNT         DATE       RECEIVABLE        VALUE
     -------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corp.
      07-01-25 4.000%                                 $15,000,000    07-19-10     $15,442,969    $15,569,535
      07-01-40 4.000                                   41,000,000    07-14-10      40,756,562     41,493,271
     Federal National Mortgage Association
      07-01-18 4.000                                    5,000,000    07-19-10       5,157,617      5,193,750
      05-01-40 4.000                                  261,000,000    07-14-10     260,058,290    264,303,216
     Government National Mortgage Association
      07-01-40 4.000                                   26,000,000    07-21-10      26,041,366     26,422,500


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $7,756,407 or 0.84% of net assets.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(h) At June 30, 2010, cash or short-term securities were designated to cover open put and/or call options written. See Note 3 and Note 7 to the financial statements.

(i) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at June 30, 2010.


--------------------------------------------------------------------------------
140  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(j) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,418,621,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                    $12,499,000
     Unrealized depreciation                                                       (250,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                $12,249,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  141

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - PIMCO Mortgage-Backed Securities Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
142  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                             --------------------------------------------------------------------
                                                  LEVEL 1            LEVEL 2
                                               QUOTED PRICES          OTHER           LEVEL 3
                                                 IN ACTIVE         SIGNIFICANT      SIGNIFICANT
                                                MARKETS FOR        OBSERVABLE      UNOBSERVABLE
DESCRIPTION(a)                               IDENTICAL ASSETS        INPUTS           INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------
Bonds
  Commercial Mortgage-Backed Securities                 $--          $7,756,407         $--            $7,756,407
  Residential Mortgage-Backed Securities                 --       1,286,897,912          --         1,286,897,912
-----------------------------------------------------------------------------------------------------------------
Total Bonds                                              --       1,294,654,319          --         1,294,654,319
-----------------------------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government Agencies                       36,014,738                  --          --            36,014,738
-----------------------------------------------------------------------------------------------------------------
Total Short-Term Securities                      36,014,738                  --          --            36,014,738
-----------------------------------------------------------------------------------------------------------------
Other
  Repurchase Agreements                                  --         100,200,000          --           100,200,000
  Affiliated Money Market Fund(b)                     1,079                  --          --                 1,079
-----------------------------------------------------------------------------------------------------------------
Total Other                                           1,079         100,200,000          --           100,201,079
-----------------------------------------------------------------------------------------------------------------
Investments in Securities                        36,015,817       1,394,854,319          --         1,430,870,136
Other Financial Instruments(c)                           --           1,675,857          --             1,675,857
-----------------------------------------------------------------------------------------------------------------
Total                                           $36,015,817      $1,396,530,176         $--        $1,432,545,993
-----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(c) Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  143

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Pyramis(R) International Equity Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (95.2%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (7.2%)
AMP Ltd.                                                585,700            $2,540,309
Australia & New Zealand Banking Group Ltd.              416,800             7,481,414
BHP Billiton Ltd.                                       255,900             7,955,735
BlueScope Steel Ltd.                                    608,700(b)          1,057,513
Commonwealth Bank of Australia                          185,800             7,506,524
David Jones Ltd.                                        676,600             2,428,166
Foster's Group Ltd.                                     515,600             2,440,561
Harvey Norman Holdings Ltd.                             344,300               950,415
Macquarie Group Ltd.                                     83,700             2,570,965
Metcash Ltd.                                            628,100             2,206,155
Newcrest Mining Ltd.                                    181,077             5,279,746
Origin Energy Ltd.                                      201,700             2,514,709
Ramsay Health Care Ltd.                                 174,370             2,049,866
ResMed, Inc., CDI                                       124,297(b)            758,128
Rio Tinto Ltd.                                           40,100             2,203,834
Santos Ltd.                                             147,100             1,536,266
Telstra Corp., Ltd.                                     569,000             1,549,937
Wesfarmers Ltd.                                          92,300             2,204,658
Westfield Group                                         364,300             3,699,512
                                                                      ---------------
Total                                                                      58,934,413
-------------------------------------------------------------------------------------

AUSTRIA (0.1%)
Verbund AG                                               23,687               724,694
-------------------------------------------------------------------------------------

BELGIUM (2.1%)
Ageas                                                 1,022,900             2,276,000
Anheuser-Busch InBev NV                                 155,400             7,470,915
KBC Groep NV                                             38,800(b)          1,487,031
Solvay SA                                                20,900             1,784,489
Umicore                                                 133,000             3,836,741
                                                                      ---------------
Total                                                                      16,855,176
-------------------------------------------------------------------------------------

DENMARK (2.0%)
Carlsberg A/S, Series B                                  25,425             1,937,630
Danske Bank A/S                                          41,450(b)            797,605
Novo Nordisk A/S, Series B                              110,050             8,891,314
Vestas Wind Systems A/S                                  70,225(b)          2,922,515
William Demant Holding AS                                23,875(b)          1,746,286
                                                                      ---------------
Total                                                                      16,295,350
-------------------------------------------------------------------------------------

FINLAND (0.3%)
Fortum OYJ                                              102,400             2,247,476
-------------------------------------------------------------------------------------

FRANCE (8.0%)
Accor SA                                                 49,900             2,309,854
Air Liquide SA                                           41,306             4,170,839
AXA SA                                                  336,300             5,137,058
BNP Paribas                                             128,200             6,896,417
Carrefour SA                                             40,000             1,586,506
Christian Dior SA                                        14,200             1,362,779
Cie Generale de Geophysique-Veritas                      76,250(b)          1,356,313
Cie Generale d'Optique Essilor                           50,200             2,982,762
International SA Compagnie de
 St-Gobain                                               33,300             1,240,757
Danone                                                   71,600             3,838,020
Gemalto NV                                               46,300             1,742,231
Iliad SA                                                 24,600             1,910,051
LVMH Moet Hennessy Louis Vuitton SA                      37,920             4,126,816
Natixis                                                 248,500(b)          1,078,965
PPR                                                      40,800             5,067,680
Renault SA                                               30,600(b)          1,134,124
Safran SA                                                39,600             1,104,517
Sanofi-Aventis SA                                       135,800             8,177,866
Schneider Electric SA                                    50,300             5,079,676
Societe Generale                                        115,000             4,731,546
                                                                      ---------------
Total                                                                      65,034,777
-------------------------------------------------------------------------------------

GERMANY (8.8%)
BASF SE                                                  82,400             4,510,796
Bayer AG                                                 47,100             2,625,971
BMW AG                                                   70,300             3,421,332
Daimler AG                                               29,900(b)          1,512,862
Deutsche Bank AG                                         31,100             1,743,283
Deutsche Boerse AG                                       56,500             3,430,783
Deutsche Lufthansa AG                                   177,400(b)          2,457,551
Deutsche Post AG                                        233,400             3,411,085
Deutsche Postbank AG                                     88,400(b)          2,555,573
Deutsche Telekom AG                                     135,800             1,606,138
E.ON AG                                                  50,700             1,366,753
Fresenius Medical Care AG & Co. KGaA                     45,000             2,428,206
GEA Group AG                                            101,600             2,023,737
HeidelbergCement AG                                      38,700             1,834,833
Infineon Technologies AG                                375,800(b)          2,186,085
Lanxess AG                                               51,500             2,182,697
Linde AG                                                 61,600             6,475,684
MAN SE                                                   14,200             1,169,500
Metro AG                                                 72,300             3,693,243
Muenchener Rueckversicherungs AG                         32,000             4,015,576
SAP AG                                                  137,400             6,104,053
Siemens AG                                              111,400             9,983,899
United Internet AG                                       83,700               920,682
                                                                      ---------------
Total                                                                      71,660,322
-------------------------------------------------------------------------------------

GREECE (0.5%)
Alpha Bank AE                                           209,690(b)          1,024,720
National Bank of Greece SA                              155,710(b)          1,676,400
Public Power Corp. SA                                    89,000(b)          1,275,952
                                                                      ---------------
Total                                                                       3,977,072
-------------------------------------------------------------------------------------

HONG KONG (2.6%)
BOC Hong Kong Holdings Ltd.                           1,324,000             3,015,635
Cathay Pacific Airways Ltd.                             995,000             1,968,019
China Overseas Land & Investment Ltd.                 1,272,000             2,370,346
CLP Holdings Ltd.                                       367,000             2,656,619
Hang Lung Properties Ltd.                               668,000             2,555,294
Li & Fung Ltd.                                          362,000             1,619,725
Orient Overseas International Ltd.                      267,000(b)          1,908,780
Swire Pacific Ltd., Series A                            218,000             2,474,794
Wharf Holdings Ltd.                                     562,000             2,722,890
                                                                      ---------------
Total                                                                      21,292,102
-------------------------------------------------------------------------------------

IRELAND (1.7%)
CRH PLC                                                 152,200             3,156,730
James Hardie Industries SE, CDI                         725,000(b)          3,751,844
Shire PLC                                               282,000             5,782,695
United Business Media Ltd.                              130,500               963,419
                                                                      ---------------
Total                                                                      13,654,688
-------------------------------------------------------------------------------------

ISRAEL (0.7%)
Teva Pharmaceutical Industries Ltd.                     116,800             6,106,252
-------------------------------------------------------------------------------------

ITALY (3.8%)
ENI SpA                                                 643,300            11,807,012
Fiat SpA                                                181,100             1,859,960
Intesa Sanpaolo SpA                                   1,854,000(b)          4,882,276
Luxottica Group SpA                                      37,500               907,833
Mediaset SpA                                            422,000             2,399,463
Mediobanca SpA                                          192,900             1,436,722
Saipem SpA                                              172,500             5,253,400
Unione di Banche Italiane SCPA                          251,400             2,164,330
                                                                      ---------------
Total                                                                      30,710,996
-------------------------------------------------------------------------------------

JAPAN (22.0%)
ABC-MART, Inc.                                           37,000             1,452,030
Air Water, Inc.                                          78,000               851,961
Aisin Seiki Co., Ltd.                                    31,600               851,090
Asahi Glass Co., Ltd.                                   275,000             2,583,226


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
144  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
JAPAN (CONT.)
Astellas Pharma, Inc.                                    88,000            $2,949,670
Bridgestone Corp.                                       195,000             3,084,595
Canon, Inc.                                             116,100             4,328,697
Daicel Chemical Industries Ltd.                         160,000             1,079,884
Dainippon Sumitomo Pharma Co., Ltd.                     119,000               911,538
Denso Corp.                                              77,700             2,148,394
East Japan Railway Co.                                   86,600             5,768,593
Elpida Memory, Inc.                                      75,000(b)          1,152,716
Fanuc Ltd.                                               16,700             1,886,554
Fuji Heavy Industries Ltd.                              397,000(b)          2,127,603
Fuji Media Holdings, Inc.                                   621               891,910
FUJIFILM Holdings Corp.                                  70,200             2,029,546
Fujitsu Ltd.                                            532,000             3,326,755
Hino Motors Ltd.                                        137,000               675,755
Honda Motor Co., Ltd.                                   221,000             6,493,969
ITOCHU Corp.                                            329,000             2,572,964
Japan Tobacco, Inc.                                         767             2,387,156
JFE Holdings, Inc.                                       63,900             1,977,657
JSR Corp.                                               122,000             2,050,140
JX Holdings, Inc.                                       218,000(b)          1,077,914
Kamigumi Co., Ltd.                                      149,000             1,143,764
Kao Corp.                                                57,000             1,341,675
Keyence Corp.                                             9,200             2,128,273
Kobayashi Pharmaceutical Co., Ltd.                       29,500             1,254,439
Kubota Corp.                                            119,000               913,128
Lawson, Inc.                                             27,200             1,190,140
Makita Corp.                                             44,000             1,177,907
Marui Group Co., Ltd.                                   130,700               880,741
Matsumotokiyoshi Holdings Co., Ltd.                      64,000             1,369,879
Mitsubishi Estate Co., Ltd.                             140,000             1,949,806
Mitsubishi Materials Corp.                              455,000(b)          1,209,877
Mitsubishi Tanabe Pharma Corp.                          119,000             1,813,815
Mitsubishi UFJ Financial Group, Inc.                  1,424,000             6,468,528
Mitsubishi UFJ Lease & Finance Co., Ltd.                 31,000             1,046,116
Mitsui & Co., Ltd.                                      239,000             2,789,227
Mitsui Chemicals, Inc.                                  647,000             1,808,909
Mitsui OSK Lines Ltd.                                   204,000             1,349,314
Mizuho Financial Group, Inc.                            913,300             1,499,146
MS&AD Insurance Group Holdings, Inc.                    100,000             2,141,181
NHK Spring Co., Ltd.                                    102,000               933,364
Nintendo Co., Ltd.                                       11,900             3,495,333
Nippon Electric Glass Co., Ltd.                          88,000             1,008,399
Nippon Express Co., Ltd.                                723,000             3,259,182
Nitori Co., Ltd.                                         20,000             1,724,664
Nomura Holdings, Inc.                                   471,000             2,574,320
NTN Corp.                                               183,000               749,439
NTT DoCoMo, Inc.                                          2,162             3,275,191
Obayashi Corp.                                          204,000               809,078
Omron Corp.                                              89,000             1,940,916
ORIX Corp.                                               42,200             3,058,381
Panasonic Corp.                                         217,000             2,710,720
Panasonic Electric Works Co., Ltd.                      188,000             1,848,659
Promise Co., Ltd.                                       196,900             1,327,080
Rakuten, Inc.                                             2,989             2,160,512
Ricoh Co., Ltd.                                         212,000             2,704,393
Rohm Co., Ltd.                                           14,600               877,065
Sega Sammy Holdings, Inc.                               167,000             2,399,844
Shin-Etsu Chemical Co., Ltd.                             57,600             2,679,184
SMC Corp.                                                20,000             2,676,495
Softbank Corp.                                          135,800             3,603,286
Sony Financial Holdings, Inc.                               295               984,438
Sumitomo Corp.                                          315,000             3,147,154
Sumitomo Metal Industries Ltd.                          530,000             1,198,826
Sumitomo Mitsui Financial Group, Inc.                   173,300             4,906,742
Sumitomo Rubber Industries Ltd.                         105,000               926,462
T&D Holdings, Inc.                                       37,000               791,462
Taisho Pharmaceutical Co., Ltd.                          40,000               789,391
Terumo Corp.                                             27,100             1,298,323
The Tokyo Electric Power Co., Inc.                      179,200             4,876,788
THK Co., Ltd.                                            96,900             2,005,560
Tokio Marine Holdings, Inc.                             158,900             4,179,110
Tokyo Electron Ltd.                                      35,700             1,923,820
Tokyo Gas Co., Ltd.                                     725,000             3,311,038
Toshiba Corp.                                           702,000(b)          3,478,786
Toyo Seikan Kaisha Ltd.                                  61,000               890,476
Toyota Motor Corp.                                      252,000             8,661,810
UBE Industries Ltd.                                     485,000             1,147,209
Unicharm Corp.                                           10,300             1,161,953
                                                                      ---------------
Total                                                                     179,631,035
-------------------------------------------------------------------------------------

LUXEMBOURG (0.3%)
SES SA, FDR                                             132,200             2,748,963
-------------------------------------------------------------------------------------

NETHERLANDS (4.5%)
Aegon NV                                                211,200(b)          1,121,720
ASML Holding NV                                         102,400             2,817,689
Koninklijke Philips Electronics NV                      266,800             7,966,223
Royal Dutch Shell PLC, Series A                         431,300            10,879,944
Royal Dutch Shell PLC, Series B                         263,300             6,361,593
TNT NV                                                   51,900             1,307,051
Unilever NV                                             216,700             5,917,181
                                                                      ---------------
Total                                                                      36,371,401
-------------------------------------------------------------------------------------

NORWAY (0.7%)
DnB NOR ASA                                             304,100             2,925,682
Storebrand ASA                                           40,000(b)            205,712
Telenor ASA                                             200,300             2,523,920
                                                                      ---------------
Total                                                                       5,655,314
-------------------------------------------------------------------------------------

PAPUA NEW GUINEA (0.4%)
Lihir Gold Ltd.                                         400,000             1,438,099
Oil Search Ltd.                                         425,000             1,954,117
                                                                      ---------------
Total                                                                       3,392,216
-------------------------------------------------------------------------------------

PORTUGAL (0.6%)
EDP-Energias de Portugal SA                             853,300             2,539,145
Galp Energia SGPS SA, Series B                          171,700             2,564,382
                                                                      ---------------
Total                                                                       5,103,527
-------------------------------------------------------------------------------------

SINGAPORE (1.2%)
Ascendas Real Estate Investment Trust                 1,898,000             2,451,652
Keppel Corp., Ltd.                                      582,000             3,514,614
K-Green Trust Unit                                       84,600(b)             63,495
United Overseas Bank Ltd.                               278,000             3,868,329
                                                                      ---------------
Total                                                                       9,898,090
-------------------------------------------------------------------------------------

SPAIN (2.1%)
Banco Bilbao Vizcaya Argentaria SA                      449,500             4,630,599
Banco Santander SA                                      462,700             4,851,365
Gas Natural SDG SA                                      219,600             3,173,068
Inditex SA                                               33,100             1,887,176
Telefonica SA                                           137,500             2,546,833
                                                                      ---------------
Total                                                                      17,089,041
-------------------------------------------------------------------------------------

SWEDEN (1.5%)
Elekta AB, Series B                                      96,100             2,432,519
Modern Times Group AB, Series B                          49,500             2,710,512
Swedbank AB, Series A                                   417,800(b)          3,835,025
Telefonaktiebolaget LM Ericsson, Series B               271,600             3,013,440
                                                                      ---------------
Total                                                                      11,991,496
-------------------------------------------------------------------------------------

SWITZERLAND (7.2%)
Adecco SA                                                51,230             2,444,361
Baloise Holding AG                                       40,785             2,839,278
Cie Financiere Richemont SA, Series A                    99,692             3,480,960
Kuehne & Nagel International AG                          40,910             4,211,813
Nestle SA                                               365,925            17,646,933
Roche Holding AG                                         82,700            11,384,553
Sonova Holding AG                                        15,435             1,894,410


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  145

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Pyramis(R) International Equity Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SWITZERLAND (CONT.)
Swisscom AG                                              12,285            $4,165,435
UBS AG                                                  425,300(b)          5,635,080
Zurich Financial Services AG                             22,635             4,989,757
                                                                      ---------------
Total                                                                      58,692,580
-------------------------------------------------------------------------------------

UNITED KINGDOM (16.9%)
Anglo American PLC                                      148,500(b)          5,172,432
Associated British Foods PLC                            171,500             2,482,612
Aviva PLC                                               593,000             2,754,678
Barclays PLC                                          1,724,100             6,878,991
BG Group PLC                                            612,300             9,102,984
BHP Billiton PLC                                        132,100             3,423,786
BP PLC                                                1,069,100             5,115,906
British Airways PLC                                     257,900(b)            748,969
British Land Co. PLC                                    340,800             2,200,493
British Sky Broadcasting Group PLC                      105,700             1,103,254
Burberry Group PLC                                      136,900             1,545,475
Centrica PLC                                          1,194,800             5,270,562
Hays PLC                                                775,800             1,057,995
HSBC Holdings PLC                                     1,899,900            17,349,957
IG Group Holdings PLC                                   156,400               976,734
International Power PLC                                 879,600             3,927,578
ITV PLC                                               2,294,400(b)          1,713,932
Johnson Matthey PLC                                      83,400             1,852,152
Kingfisher PLC                                          592,600             1,855,613
Lloyds Banking Group PLC                              5,294,300(b)          4,178,000
Pearson PLC                                              95,500             1,255,491
Prudential PLC                                          226,800             1,709,977
QinetiQ Group PLC                                       389,600               679,843
Reckitt Benckiser Group PLC                             158,300             7,360,266
Rexam PLC                                               302,700             1,361,168
Rio Tinto PLC                                           167,900             7,370,265
SABMiller PLC                                           103,300             2,895,422
SSL International PLC                                   189,089             2,276,213
TalkTalk Telecom Group PLC                            1,498,400(b)          2,797,326
Tate & Lyle PLC                                         323,100             2,157,911
Tesco PLC                                             1,257,700             7,092,358
The Capita Group PLC                                     93,400             1,028,596
Tomkins PLC                                             363,500             1,220,391
Tullow Oil PLC                                          194,500             2,892,087
Unilever PLC                                             94,100             2,514,473
Vedanta Resources PLC                                    35,700             1,121,222
Vodafone Group PLC                                    5,359,800            11,039,394
Wolseley PLC                                             61,700(b)          1,224,246
WPP PLC                                                 108,200             1,018,888
                                                                      ---------------
Total                                                                     137,727,640
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $791,948,990)                                                     $775,794,621
-------------------------------------------------------------------------------------



MONEY MARKET FUND (5.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             40,384,544(d)        $40,384,544
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $40,384,544)                                                       $40,384,544
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $832,333,534)(e)                                                  $816,179,165
=====================================================================================




SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30, 2010:

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Aerospace & Defense                                                        0.2%         $1,784,360
Air Freight & Logistics                                                    0.6           4,718,136
Airlines                                                                   0.6           5,174,539
Auto Components                                                            1.0           7,943,905
Automobiles                                                                3.1          25,211,660
Beverages                                                                  1.8          14,744,528
Building Products                                                          0.5           3,823,983
Capital Markets                                                            1.7          13,960,370
Chemicals                                                                  4.2          34,430,685
Commercial Banks                                                          13.1         106,690,800
Communications Equipment                                                   0.4           3,013,440
Computers & Peripherals                                                    1.1           8,547,772
Construction & Engineering                                                 0.1             809,078
Construction Materials                                                     1.1           8,743,407
Consumer Finance                                                           0.5           4,385,461
Containers & Packaging                                                     0.3           2,251,644
Distributors                                                               0.2           1,619,725
Diversified Financial Services                                             0.7           5,453,633
Diversified Telecommunication Services                                     2.1          17,099,640
Electric Utilities                                                         1.9          15,687,427
Electrical Equipment                                                       1.2           9,850,850
Electronic Equipment, Instruments & Components                             0.9           7,107,134
Energy Equipment & Services                                                0.8           6,609,713
Food & Staples Retailing                                                   2.4          19,342,939
Food Products                                                              4.2          34,557,130
Gas Utilities                                                              0.8           6,484,106
Health Care Equipment & Supplies                                           1.6          13,388,641
Health Care Providers & Services                                           0.5           4,478,072


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
146  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                     PERCENTAGE OF
INDUSTRY                                                               NET ASSETS       VALUE(a)
--------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                              0.3%         $2,309,854
Household Durables                                                         0.3           2,710,720
Household Products                                                         1.0           8,522,219
Independent Power Producers & Energy Traders                               0.5           3,927,578
Industrial Conglomerates                                                   2.8          22,748,622
Insurance                                                                  4.4          35,686,256
Internet & Catalog Retail                                                  0.3           2,160,512
Internet Software & Services                                               0.1             920,682
Leisure Equipment & Products                                               0.3           2,399,844
Machinery                                                                  1.6          13,278,075
Marine                                                                     0.9           7,469,907
Media                                                                      1.8          14,805,832
Metals & Mining                                                            4.8          39,408,992
Multiline Retail                                                           1.1           9,327,002
Multi-Utilities                                                            0.6           5,270,562
Office Electronics                                                         0.9           7,033,090
Oil, Gas & Consumable Fuels                                                6.9          55,806,914
Personal Products                                                          0.3           2,596,114
Pharmaceuticals                                                            6.1          49,433,065
Professional Services                                                      0.6           4,530,952
Real Estate Investment Trusts (REITs)                                      1.0           8,351,657
Real Estate Management & Development                                       1.5          12,073,130
Road & Rail                                                                1.1           9,027,775
Semiconductors & Semiconductor Equipment                                   1.1           8,957,375
Software                                                                   1.2           9,599,386
Specialty Retail                                                           0.9           6,919,483
Textiles, Apparel & Luxury Goods                                           1.4          11,423,863
Tobacco                                                                    0.3           2,387,156
Trading Companies & Distributors                                           1.2           9,733,591
Transportation Infrastructure                                              0.1           1,143,764
Wireless Telecommunication Services                                        2.2          17,917,871
Other(1)                                                                   5.0          40,384,544
--------------------------------------------------------------------------------------------------
Total                                                                                 $816,179,165
--------------------------------------------------------------------------------------------------


(1) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

INVESTMENTS IN DERIVATIVES


At June 30, 2010, $3,200,000 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.

FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 2010



                                                 NUMBER OF                                           UNREALIZED
                                                 CONTRACTS         NOTIONAL        EXPIRATION       APPRECIATION
CONTRACT DESCRIPTION                           LONG (SHORT)      MARKET VALUE         DATE         (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
E-Mini MSCI EAFE Index                              50            $26,304,000       Oct. 2010         $(1,162,980)



FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010



                                                 CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 1, 2010                                         19,572            24,038            $107                 $--
                                                       (EUR)             (USD)
-----------------------------------------------------------------------------------------------------------------



                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  147

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Pyramis(R) International Equity Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2010 (CONTINUED)



                                                 CURRENCY TO      CURRENCY TO       UNREALIZED        UNREALIZED
EXCHANGE DATE                                   BE DELIVERED      BE RECEIVED      APPRECIATION      DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
July 1, 2010                                        759,669         1,147,556         $12,990                 $--
                                                       (GBP)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                     13,779,874           154,466              --              (1,451)
                                                       (JPY)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        583,165           634,565           5,649                  --
                                                       (USD)             (CHF)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        477,760           389,006              --              (2,122)
                                                       (USD)             (EUR)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        242,835           160,754              --              (2,749)
                                                       (USD)             (GBP)
-----------------------------------------------------------------------------------------------------------------

July 1, 2010                                        716,704        63,937,175           6,731                  --
                                                       (USD)             (JPY)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        164,642           200,954              --                (354)
                                                       (EUR)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        100,887           152,118           1,443                  --
                                                       (GBP)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                     57,056,830           643,910              --              (1,676)
                                                       (JPY)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                         39,369            32,255              69                  --
                                                       (USD)             (EUR)
-----------------------------------------------------------------------------------------------------------------

July 2, 2010                                        435,827        38,618,617           1,134                  --
                                                       (USD)             (JPY)
-----------------------------------------------------------------------------------------------------------------

July 6, 2010                                        950,125         1,163,228           1,511                  --
                                                       (EUR)             (USD)
-----------------------------------------------------------------------------------------------------------------

July 6, 2010                                        304,329           454,967             451                  --
                                                       (GBP)             (USD)
-----------------------------------------------------------------------------------------------------------------
Total                                                                                 $30,085             $(8,352)
-----------------------------------------------------------------------------------------------------------------



NOTES TO PORTFOLIO OF INVESTMENTS



     CDI  --   Clearing House Electronic Subregister System (CHESS)
               Depositary Interest
     CHF  --   Swiss Franc
     EUR  --   European Monetary Unit
     FDR  --   Fiduciary Depositary Receipt
     GBP  --   British Pound Sterling
     JPY  --   Japanese Yen



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(e) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $832,334,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $11,203,000
     Unrealized depreciation                                                     (27,358,000)
     ---------------------------------------------------------------------------------------
     Net unrealized depreciation                                                $(16,155,000)
     ---------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
148  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Aerospace & Defense                                   $--        $1,784,360         $--          $1,784,360
    Air Freight & Logistics                                --         4,718,136          --           4,718,136
    Airlines                                               --         5,174,539          --           5,174,539
    Auto Components                                        --         7,943,905          --           7,943,905
    Automobiles                                            --        25,211,660          --          25,211,660
    Beverages                                              --        14,744,528          --          14,744,528
    Building Products                                      --         3,823,983          --           3,823,983
    Capital Markets                                        --        13,960,370          --          13,960,370
    Chemicals                                              --        34,430,685          --          34,430,685
    Commercial Banks                                       --       106,690,800          --         106,690,800
    Communications Equipment                               --         3,013,440          --           3,013,440
    Computers & Peripherals                                --         8,547,772          --           8,547,772


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  149

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Pyramis(R) International Equity Fund

FAIR VALUE MEASUREMENTS (CONTINUED)



                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
    Construction & Engineering                            $--          $809,078         $--            $809,078
    Construction Materials                                 --         8,743,407          --           8,743,407
    Consumer Finance                                       --         4,385,461          --           4,385,461
    Containers & Packaging                                 --         2,251,644          --           2,251,644
    Distributors                                           --         1,619,725          --           1,619,725
    Diversified Financial Services                         --         5,453,633          --           5,453,633
    Diversified Telecommunication Services                 --        17,099,640          --          17,099,640
    Electric Utilities                                     --        15,687,427          --          15,687,427
    Electrical Equipment                                   --         9,850,850          --           9,850,850
    Electronic Equipment, Instruments &
     Components                                            --         7,107,134          --           7,107,134
    Energy Equipment & Services                            --         6,609,713          --           6,609,713
    Food & Staples Retailing                               --        19,342,939          --          19,342,939
    Food Products                                          --        34,557,130          --          34,557,130
    Gas Utilities                                          --         6,484,106          --           6,484,106
    Health Care Equipment & Supplies                       --        13,388,641          --          13,388,641
    Health Care Providers & Services                       --         4,478,072          --           4,478,072
    Hotels, Restaurants & Leisure                          --         2,309,854          --           2,309,854
    Household Durables                                     --         2,710,720          --           2,710,720
    Household Products                                     --         8,522,219          --           8,522,219
    Independent Power Producers & Energy
     Traders                                               --         3,927,578          --           3,927,578
    Industrial Conglomerates                               --        22,748,622          --          22,748,622
    Insurance                                              --        35,686,256          --          35,686,256
    Internet & Catalog Retail                              --         2,160,512          --           2,160,512
    Internet Software & Services                           --           920,682          --             920,682
    Leisure Equipment & Products                           --         2,399,844          --           2,399,844
    Machinery                                              --        13,278,075          --          13,278,075
    Marine                                                 --         7,469,907          --           7,469,907
    Media                                                  --        14,805,832          --          14,805,832
    Metals & Mining                                        --        39,408,992          --          39,408,992
    Multiline Retail                                       --         9,327,002          --           9,327,002
    Multi-Utilities                                        --         5,270,562          --           5,270,562
    Office Electronics                                     --         7,033,090          --           7,033,090
    Oil, Gas & Consumable Fuels                            --        55,806,914          --          55,806,914
    Personal Products                                      --         2,596,114          --           2,596,114
    Pharmaceuticals                                        --        49,433,065          --          49,433,065
    Professional Services                                  --         4,530,952          --           4,530,952
    Real Estate Investment Trusts (REITs)                  --         8,351,657          --           8,351,657
    Real Estate Management & Development                   --        12,073,130          --          12,073,130
    Road & Rail                                            --         9,027,775          --           9,027,775
    Semiconductors & Semiconductor
     Equipment                                             --         8,957,375          --           8,957,375
    Software                                               --         9,599,386          --           9,599,386
    Specialty Retail                                       --         6,919,483          --           6,919,483
    Textiles, Apparel & Luxury Goods                       --        11,423,863          --          11,423,863
    Tobacco                                                --         2,387,156          --           2,387,156
    Trading Companies & Distributors                       --         9,733,591          --           9,733,591
    Transportation Infrastructure                          --         1,143,764          --           1,143,764


--------------------------------------------------------------------------------
150  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                  FAIR VALUE AT JUNE 30, 2010
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                 IDENTICAL ASSETS      INPUTS(B)        INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
    Wireless Telecommunication Services                   $--       $17,917,871         $--         $17,917,871
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                                    --       775,794,621          --         775,794,621
---------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(c)                  40,384,544                --          --          40,384,544
---------------------------------------------------------------------------------------------------------------
Total Other                                        40,384,544                --          --          40,384,544
---------------------------------------------------------------------------------------------------------------
Investments in Securities                          40,384,544       775,794,621          --         816,179,165
Other Financial Instruments(d)                     (1,162,980)           21,733          --          (1,141,247)
---------------------------------------------------------------------------------------------------------------
Total                                             $39,221,564      $775,816,354         $--        $815,037,918
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.

(d) Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  151

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - UBS Large Cap Growth Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (96.0%)
                                                       SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.5%)
United Technologies Corp.                               340,400           $22,095,364
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (1.5%)
Amgen, Inc.                                             260,600(b)         13,707,560
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.8%)
BlackRock, Inc.                                          86,700            12,432,780
The Goldman Sachs Group, Inc.                            97,400            12,785,698
                                                                      ---------------
Total                                                                      25,218,478
-------------------------------------------------------------------------------------

CHEMICALS (2.1%)
Praxair, Inc.                                           246,700            18,746,733
The Sherwin-Williams Co.                                274,500            18,992,655
                                                                      ---------------
Total                                                                      37,739,388
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (7.5%)
Cisco Systems, Inc.                                   1,445,900(b)         30,812,129
Juniper Networks, Inc.                                  371,800(b)          8,484,476
QUALCOMM, Inc.                                          851,100            27,950,124
                                                                      ---------------
Total                                                                      67,246,729
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (9.8%)
Apple, Inc.                                             262,200(b)         65,951,166
EMC Corp.                                               756,000(b)         13,834,800
Teradata Corp.                                          291,500(b)          8,884,920
                                                                      ---------------
Total                                                                      88,670,886
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.8%)
Apollo Group, Inc., Class A                             161,900(b)          6,875,893
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
CME Group, Inc.                                          49,500            13,936,725
IntercontinentalExchange, Inc.                          131,000(b)         14,806,930
                                                                      ---------------
Total                                                                      28,743,655
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (1.7%)
Rockwell Automation, Inc.                               131,500             6,455,335
Roper Industries, Inc.                                  163,000             9,121,480
                                                                      ---------------
Total                                                                      15,576,815
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Baker Hughes, Inc.                                      198,200             8,239,174
-------------------------------------------------------------------------------------

FOOD PRODUCTS (3.8%)
General Mills, Inc.                                     366,900            13,032,288
Kellogg Co.                                             415,400            20,894,620
                                                                      ---------------
Total                                                                      33,926,908
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
Covidien PLC                                            619,400(c)         24,887,492
Zimmer Holdings, Inc.                                   260,000(b)         14,053,000
                                                                      ---------------
Total                                                                      38,940,492
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (4.8%)
Express Scripts, Inc.                                   504,200(b)         23,707,484
Medco Health Solutions, Inc.                            350,000(b)         19,278,000
                                                                      ---------------
Total                                                                      42,985,484
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.8%)
International Game Technology                         1,195,100            18,763,070
McDonald's Corp.                                        499,300            32,888,891
                                                                      ---------------
Total                                                                      51,651,961
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.6%)
Colgate-Palmolive Co.                                   179,300            14,121,668
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (5.3%)
Amazon.com, Inc.                                        293,300(b)         32,045,958
priceline.com, Inc.                                      85,700(b)         15,129,478
                                                                      ---------------
Total                                                                      47,175,436
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (4.2%)
Google, Inc., Class A                                    84,300(b)         37,509,285
-------------------------------------------------------------------------------------

IT SERVICES (5.6%)
Mastercard, Inc., Class A                               134,700            26,876,691
Visa, Inc., Class A                                     334,500            23,665,875
                                                                      ---------------
Total                                                                      50,542,566
-------------------------------------------------------------------------------------

MACHINERY (2.9%)
Illinois Tool Works, Inc.                               390,700            16,128,096
Parker Hannifin Corp.                                   180,700            10,021,622
                                                                      ---------------
Total                                                                      26,149,718
-------------------------------------------------------------------------------------

MEDIA (2.1%)
Comcast Corp., Class A                                  433,300             7,526,421
Discovery Communications, Inc., Class A                 320,100(b)         11,430,771
                                                                      ---------------
Total                                                                      18,957,192
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (5.1%)
Concho Resources, Inc.                                  115,000(b)          6,362,950
EOG Resources, Inc.                                      84,300             8,292,591
Occidental Petroleum Corp.                              117,500             9,065,125
Southwestern Energy Co.                                 437,800(b)         16,916,592
Suncor Energy, Inc.                                     162,000(c)          4,769,280
                                                                      ---------------
Total                                                                      45,406,538
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.6%)
Allergan, Inc.                                          553,300            32,235,258
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.4%)
Verisk Analytics, Inc., Class A                         415,400(b)         12,420,460
-------------------------------------------------------------------------------------

ROAD & RAIL (2.3%)
Union Pacific Corp.                                     300,700            20,901,657
-------------------------------------------------------------------------------------

SOFTWARE (3.3%)
Oracle Corp.                                          1,018,700            21,861,302
Red Hat, Inc.                                           256,600(b)          7,426,004
                                                                      ---------------
Total                                                                      29,287,306
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (3.5%)
CarMax, Inc.                                            236,400(b)          4,704,360
Lowe's Companies, Inc.                                  360,100             7,353,242
                                                                      ---------------
Total                                                                      12,057,602
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
Nike, Inc., Class B                                     130,400             8,808,520
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
Crown Castle International Corp.                        618,400(b)         23,041,584
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $926,250,504)                                                     $860,233,577
-------------------------------------------------------------------------------------



EXCHANGE-TRADED FUNDS (1.4%)
                                                       SHARES                VALUE(a)
iShares Russell 1000 Growth Index Fund                  267,000           $12,239,280
-------------------------------------------------------------------------------------
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $12,974,236)                                                       $12,239,280
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             26,422,694(d)        $26,422,694
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $26,422,694)                                                       $26,422,694
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $965,647,434)                                                     $898,895,551
=====================================================================================



The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
152  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 3.31% of net assets.

(d) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.



--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  153

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - UBS Large Cap Growth Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                                ---------------------------------------------------------------
                                                     LEVEL 1          LEVEL 2
                                                  QUOTED PRICES        OTHER          LEVEL 3
                                                    IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                   MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)                                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                                   $860,233,577          $--             $--        $860,233,577
---------------------------------------------------------------------------------------------------------------
Total Equity Securities                            860,233,577           --              --         860,233,577
---------------------------------------------------------------------------------------------------------------
Other
  Exchange-Traded Funds                             12,239,280           --              --          12,239,280
  Affiliated Money Market Fund(b)                   26,422,694           --              --          26,422,694
---------------------------------------------------------------------------------------------------------------
Total Other                                         38,661,974           --              --          38,661,974
---------------------------------------------------------------------------------------------------------------
Total                                             $898,895,551          $--             $--        $898,895,551
---------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



--------------------------------------------------------------------------------
154  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  155

PORTFOLIO OF INVESTMENTS -------------------------------------------------------
VP - Wells Fargo Short Duration Government Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)
INVESTMENTS IN SECURITIES


BONDS (95.8%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
U.S. GOVERNMENT OBLIGATIONS & AGENCIES (43.3%)
Federal Home Loan Banks
 05-18-12                            1.125%          $75,000,000          $75,551,550
U.S. Treasury
 04-30-12                            1.000           190,602,000          192,031,516
 05-31-12                            0.750           141,538,000          141,947,045
 06-30-12                            0.625            78,085,000           78,091,247
 02-15-13                            1.375             6,549,000            6,633,932
 05-15-13                            1.375            54,643,000           55,309,098
 06-15-13                            1.125            27,750,000           27,860,445
                                                                      ---------------
Total                                                                     577,424,833
-------------------------------------------------------------------------------------

ASSET-BACKED (5.9%)
Ally Master Owner Trust
 Series 2010-1 Class A
 01-15-15                            2.100             8,542,000(b,d)       8,658,633
Ally Master Owner Trust
 Series 2010-3 Class A
 04-15-15                            2.880            10,120,000(d)        10,233,805
Discover Card Master Trust
 Series 2009-A2 Class A
 02-17-15                            1.650            15,000,000(b)        15,284,010
MBNA Credit Card Master Note Trust
 Series 2006-A5 Class A5
 10-15-15                            0.410            10,988,000(b)        10,880,954
Nelnet Student Loan Trust
 Series 2008-1 Class A2
 11-25-15                            1.347            20,979,000(b)        21,193,257
SLC Student Loan Trust
 Series 2008-1 Class A4A
 12-15-32                            2.137            11,033,000(b)        11,456,196
                                                                      ---------------
Total                                                                      77,706,855
-------------------------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED (8.1%)(f)
Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR4 Class A2
 06-11-41                            5.286             8,042,684            8,424,567
Credit Suisse First Boston Mortgage Securities Corp.
 Series 2003-CPN1 Class A2
 03-15-35                            4.597             2,509,000            2,613,018
Developers Diversified Realty Corp.
 Series 2009-DDR1 Class A
 10-14-22                            3.807             9,878,943(d)        10,200,818
Federal Home Loan Mortgage Corp.
 CMO Series K007 Class A1
 12-25-19                            3.342            21,000,000           21,467,182
Federal National Mortgage Association #545420
 12-01-11                            5.622            10,346,496           10,842,860
Federal National Mortgage Association #545745
 07-01-12                            6.108             9,616,934           10,299,912
Greenwich Capital Commercial Funding Corp.
 Series 2004-GG1 Class A6
 06-10-36                            5.135             4,000,000            4,229,707
GS Mortgage Securities Corp. II
 Series 2001-GL3A Class A2
 08-05-18                            6.449            10,760,000(d)        11,028,985
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2003-CB7 Class A4
 01-12-38                            4.879             3,124,000            3,290,168
JP Morgan Chase Commercial Mortgage Securities Corp.
 Series 2009-IWST Class A1
 12-05-27                            4.314             6,850,536(d)         7,236,870
LB-UBS Commercial Mortgage Trust
 Series 2002-C4 Class A5
 09-15-31                            4.853             2,340,000            2,460,184
LB-UBS Commercial Mortgage Trust
 Series 2004-C1 Class A4
 01-15-31                            4.568             2,098,000            2,158,947
Morgan Stanley Capital I
 Series 2003-IQ6 Class A4
 12-15-41                            4.970            11,210,000           11,910,465
Morgan Stanley Capital I
 Series 2004-HQ3 Class A4
 01-13-41                            4.800             2,000,000            2,098,410
                                                                      ---------------
Total                                                                     108,262,093
-------------------------------------------------------------------------------------

RESIDENTIAL MORTGAGE-BACKED (35.6%)(f)
Federal Home Loan Mortgage Corp. #1G1708
 04-01-37                            6.077             2,926,537            3,166,259
Federal Home Loan Mortgage Corp. #1G2200
 09-01-37                            6.150             3,358,708            3,629,396
Federal Home Loan Mortgage Corp. #1H2601
 03-01-36                            5.665             9,894,172           10,622,504
Federal Home Loan Mortgage Corp. #1Q0974
 07-01-38                            5.766            31,119,893           33,464,345
Federal Home Loan Mortgage Corp. #G11713
 06-01-20                            5.500            23,000,325           24,982,307
Federal Home Loan Mortgage Corp.
 CMO Series 2420 Class XK
 02-15-32                            6.500             5,010,250            5,509,050
Federal Home Loan Mortgage Corp.
 CMO Series 2686 Class LH
 07-15-32                            5.500            15,141,363           15,981,520
Federal Home Loan Mortgage Corp.
 CMO Series 2772 Class GE
 08-15-29                            5.000             5,000,000            5,303,286
Federal Home Loan Mortgage Corp.
 CMO Series 2914 Class JQ
 05-15-19                            4.500             6,819,718            7,187,128
Federal Home Loan Mortgage Corp.
 CMO Series 3226 Class GA
 08-15-20                            4.500            24,328,155           25,389,315
Federal Home Loan Mortgage Corp.
 CMO Series 3253 Class A
 08-15-20                            5.000             7,540,036            7,968,662
Federal Home Loan Mortgage Corp.
 CMO Series 3469 Class A
 09-15-21                            5.000             6,643,718            6,953,798
Federal Home Loan Mortgage Corp.
 CMO Series 3531 Class JA
 05-15-39                            4.500            12,346,915           12,975,418
Federal Home Loan Mortgage Corp.
 CMO Series 3631 Class WA
 05-15-39                            4.000            29,177,064           30,209,626
Federal Home Loan Mortgage Corp.
 CMO Series T-41 Class 3A
 07-25-32                            7.500               201,637              230,338
Federal Home Loan Mortgage Corp.
 CMO Series T-51 Class 2A
 08-25-42                            7.500             1,816,465            2,075,027
Federal Home Loan Mortgage Corp.
 CMO Series T-57 Class 1A3
 07-25-43                            7.500               678,796              793,603
Federal Home Loan Mortgage Corp.
 CMO Series T-59 Class 1A3
 10-25-43                            7.500               268,507              307,982
Federal National Mortgage Association #310017
 06-01-35                            7.000             4,361,083            4,938,340
Federal National Mortgage Association #995182
 06-01-20                            5.500             1,155,329            1,254,706
Federal National Mortgage Association #995233
 10-01-21                            5.500            37,987,017           41,266,363
Federal National Mortgage Association #995691
 04-01-38                            7.000            60,631,813           68,678,374
Federal National Mortgage Association #AD0582
 08-01-36                            7.000             6,291,617            7,123,294
Federal National Mortgage Association #AE0090
 10-01-38                            6.500            65,051,556           72,541,972
Federal National Mortgage Association
 CMO Series 2000-T6 Class A1
 06-25-30                            7.500               938,529            1,070,620
Federal National Mortgage Association
 CMO Series 2001-81 Class HE
 01-25-32                            6.500            12,200,451           13,361,400
Federal National Mortgage Association
 CMO Series 2001-T1 Class A1
 10-25-40                            7.500             2,832,394            3,231,032
Federal National Mortgage Association
 CMO Series 2001-T10 Class A2
 12-25-41                            7.500                36,555               41,699
Federal National Mortgage Association
 CMO Series 2001-T12 Class A2
 08-25-41                            7.500                54,630               62,319
Federal National Mortgage Association
 CMO Series 2001-T3 Class A1
 11-25-40                            7.500               883,551            1,007,904


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
156  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


BONDS (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
RESIDENTIAL MORTGAGE-BACKED (CONT.)
Federal National Mortgage Association
 CMO Series 2001-T7 Class A1
 02-25-41                            7.500%             $959,557           $1,095,566
Federal National Mortgage Association
 CMO Series 2001-T8 Class A1
 07-25-41                            7.500             1,361,562            1,553,191
Federal National Mortgage Association
 CMO Series 2002-14 Class A2
 01-25-42                            7.500               167,328              193,806
Federal National Mortgage Association
 CMO Series 2002-33 Class A2
 06-25-32                            7.500                19,663               22,431
Federal National Mortgage Association
 CMO Series 2002-T16 Class A3
 07-25-42                            7.500               589,699              672,694
Federal National Mortgage Association
 CMO Series 2002-T18 Class A4
 08-25-42                            7.500             1,748,096            1,996,926
Federal National Mortgage Association
 CMO Series 2002-T19 Class A3
 07-25-42                            7.500               695,021              792,839
Federal National Mortgage Association
 CMO Series 2002-T4 Class A3
 12-25-41                            7.500                 5,373                6,130
Federal National Mortgage Association
 CMO Series 2002-T6 Class A2
 10-25-41                            7.500               485,040              553,305
Federal National Mortgage Association
 CMO Series 2002-W1 Class 2A
 02-25-42                            7.500               542,557              624,343
Federal National Mortgage Association
 CMO Series 2002-W3 Class A5
 11-25-41                            7.500               706,395              805,814
Federal National Mortgage Association
 CMO Series 2002-W4 Class A5
 05-25-42                            7.500               562,615              641,799
Federal National Mortgage Association
 CMO Series 2002-W6 Class 2A
 06-25-42                            7.500               493,248              570,622
Federal National Mortgage Association
 CMO Series 2002-W7 Class A5
 02-25-29                            7.500             1,282,206            1,462,667
Federal National Mortgage Association
 CMO Series 2002-W8 Class A3
 06-25-42                            7.500                81,675               93,170
Federal National Mortgage Association
 CMO Series 2003-32 Class BW
 03-25-32                            5.500            22,563,891           23,836,348
Federal National Mortgage Association
 CMO Series 2003-W3 Class 1A3
 08-25-42                            7.500               126,441              144,237
Federal National Mortgage Association
 CMO Series 2004-61 Class EX
 01-25-33                            4.500             2,239,480            2,259,047
Federal National Mortgage Association
 CMO Series 2004-T2 Class 1A4
 11-25-43                            7.500               784,207              894,578
Federal National Mortgage Association
 CMO Series 2004-T3 Class 1A4
 02-25-44                            7.500             2,283,809            2,605,237
Federal National Mortgage Association
 CMO Series 2004-W11 Class 1A4
 05-25-44                            7.500               331,674              378,354
Federal National Mortgage Association
 CMO Series 2004-W12 Class 1A4
 07-25-44                            7.500               117,814              134,395
Federal National Mortgage Association
 CMO Series 2004-W14 Class 2A
 07-25-44                            7.500                61,000               69,585
Federal National Mortgage Association
 CMO Series 2004-W2 Class 5A
 03-25-44                            7.500                88,921              101,436
Federal National Mortgage Association
 CMO Series 2004-W8 Class 3A
 06-25-44                            7.500               232,992              264,386
Federal National Mortgage Association
 CMO Series 2005-W1 Class 1A4
 10-25-44                            7.500               496,088              565,909
Federal National Mortgage Association
 CMO Series 2005-W3 Class 1A
 03-25-45                            7.500               642,946              733,436
Federal National Mortgage Association
 CMO Series 2006-30 Class AB
 06-25-33                            5.500             8,292,856            8,609,480
Federal National Mortgage Association
 CMO Series 2008-64 Class EA
 08-25-21                            5.000             6,161,001            6,414,800
Federal National Mortgage Association
 CMO Series 2009-2 Class MA
 02-25-39                            4.000             5,322,944            5,469,279
                                                                      ---------------
Total                                                                     474,893,397
-------------------------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (2.9%)
FIH Erhvervsbank A/S
 Government Liquid Guaranteed
 06-12-13                            2.000            38,000,000(c,d)      38,239,894
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $1,272,939,421)                                                 $1,276,527,072
-------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCIES (1.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
U.S. GOVERNMENT AGENCIES
U.S. Treasury Bills
 09-02-10                            0.160%          $20,000,000          $19,994,500
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $19,995,293)                                                       $19,994,500
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             29,143,519(e)        $29,143,519
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $29,143,519)                                                       $29,143,519
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,322,078,233)(g)                                              $1,325,665,091
=====================================================================================





NOTES TO PORTFOLIO OF INVESTMENTS



     CMO -- Collateralized Mortgage Obligation


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2010.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 2.87% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $85,599,005 or 6.42% of net assets.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  157

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Wells Fargo Short Duration Government Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $1,322,078,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                                     $4,656,000
     Unrealized depreciation                                                     (1,069,000)
     --------------------------------------------------------------------------------------
     Net unrealized appreciation                                                 $3,587,000
     --------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
158  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  159

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
VP - Wells Fargo Short Duration Government Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                                  FAIR VALUE AT JUNE 30, 2010
                                              ------------------------------------------------------------------
                                                   LEVEL 1           LEVEL 2
                                                QUOTED PRICES         OTHER          LEVEL 3
                                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION(a)                                IDENTICAL ASSETS       INPUTS          INPUTS            TOTAL
----------------------------------------------------------------------------------------------------------------
Bonds
  U.S. Government Obligations & Agencies        $501,873,283       $75,551,550         $--          $577,424,833
  Asset-Backed Securities                                 --        77,706,855          --            77,706,855
  Commercial Mortgage-Backed Securities                   --       108,262,093          --           108,262,093
  Residential Mortgage-Backed Securities                  --       474,893,397          --           474,893,397
  Corporate Debt Securities                               --        38,239,894          --            38,239,894
----------------------------------------------------------------------------------------------------------------
Total Bonds                                      501,873,283       774,653,789          --         1,276,527,072
----------------------------------------------------------------------------------------------------------------
Short-Term Securities
  U.S. Government Agencies                        19,994,500                --          --            19,994,500
----------------------------------------------------------------------------------------------------------------
Total Short-Term Securities                       19,994,500                --          --            19,994,500
----------------------------------------------------------------------------------------------------------------
Other
  Affiliated Money Market Fund(b)                 29,143,519                --          --            29,143,519
----------------------------------------------------------------------------------------------------------------
Total Other                                       29,143,519                --          --            29,143,519
----------------------------------------------------------------------------------------------------------------
Total                                           $551,011,302      $774,653,789         $--        $1,325,665,091
----------------------------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund's initial N-Q filing will be for the Fund's quarterly period ending Sept. 30, 2010;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
160  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                 RIVERSOURCE VP --      RIVERSOURCE VP --       VP -- ALLIANCEBERNSTEIN
                                                  LIMITED DURATION       STRATEGIC INCOME         INTERNATIONAL VALUE
JUNE 30, 2010 (UNAUDITED)                            BOND FUND                 FUND                       FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $1,556,662,091, $680,530,103
  and $1,001,430,244)                              $1,565,006,956          $687,021,426              $  964,416,382
Affiliated money market fund
  (identified cost $503,684,804, $70,245,550
    and $25,343,596)                                  503,684,804            70,245,550                  25,343,596
-----------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $2,060,346,895, $750,775,653
  and $1,026,773,840)                               2,068,691,760           757,266,976                 989,759,978
Cash                                                           --                    --                      86,232
Capital shares receivable                               1,015,757               225,724                     124,148
Foreign currency holdings
  (identified cost $-- , $141,131 and
  $3,876,686)                                                  --               140,557                   3,882,549
Dividends and accrued interest receivable              23,555,898            10,569,276                   2,084,159
Receivable for investment securities sold               2,158,406               220,916                     259,569
Unrealized appreciation on forward foreign
  currency contracts                                           --                    --                   3,413,119
Receivable from Investment Manager                        120,410                74,359                     105,481
Receivable from affiliate                                      --                    --                     371,014
Variation margin receivable on futures
  contracts                                                 5,009                    --                      56,012
Margin deposits on futures contracts                    1,055,350                    --                   1,373,536
-----------------------------------------------------------------------------------------------------------------------
Total assets                                        2,096,602,590           768,497,808               1,001,515,797
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                --             1,948,433                          --
Capital shares payable                                  1,887,412               784,672                   1,146,219
Payable for investment securities purchased            74,732,550            12,467,053                     997,371
Payable for securities purchased on a forward-
  commitment basis                                      9,012,550               560,588                          --
Variation margin payable on futures contracts                  --                   625                          --
Unrealized depreciation on forward foreign
  currency contracts                                           --                72,392                   2,771,321
Accrued investment management services fees               592,200               287,443                     729,465
Accrued distribution fees                                       1                     1                           1
Accrued transfer agency fees                               75,477                32,646                      51,848
Accrued administrative services fees                       81,876                37,349                      66,611
Other accrued expenses                                     39,160                42,486                      36,455
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      86,421,226            16,233,688                   5,799,291
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares        $2,010,181,364          $752,264,120              $  995,716,506
-----------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value    $    2,004,761          $    754,421              $    1,107,674
Additional paid in capital                          2,000,016,424           742,780,102               1,036,015,574
Undistributed net investment income                     3,245,107             2,281,634                     106,843
Accumulated net realized gain (loss)                   (1,702,453)               79,160                  (5,436,348)
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                 6,617,525             6,368,803                 (36,077,237)
-----------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                               $2,010,181,364          $752,264,120              $  995,716,506
-----------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                              Class 1      $2,010,176,354          $752,259,136               $995,712,002
                                       Class 2      $        5,010          $      4,984               $      4,504
Outstanding shares of beneficial
  interest:                            Class 1         200,475,557            75,441,619                110,766,938
                                       Class 2                 500                   500                        501
Net asset value per share:             Class 1      $        10.03          $       9.97               $       8.99
                                       Class 2      $        10.02          $       9.97               $       8.99
------------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  161

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                    VP -- AMERICAN        VP -- AMERICAN      VP -- COLUMBIA WANGER
                                                 CENTURY DIVERSIFIED      CENTURY GROWTH          INTERNATIONAL
JUNE 30, 2010 (UNAUDITED)                             BOND FUND                FUND               EQUITIES FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $1,642,900,351,
  $1,425,402,756 and $377,323,980)                  $1,657,883,139        $1,337,693,579           $367,984,867
Affiliated money market fund
  (identified cost $126,514,845, $6,490,319 and
  $32,366,034)                                         126,514,845             6,490,319             32,366,034
-------------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,769,415,196,
  $1,431,893,075 and $409,690,014)                   1,784,397,984         1,344,183,898            400,350,901
Capital shares receivable                                1,297,911               196,380                 33,859
Foreign currency holdings
  (identified cost $1, $--  and $270,775)                        1                    --                269,314
Dividends and accrued interest receivable               10,074,007               866,812                444,113
Receivable for investment securities sold               36,609,040            12,077,649                478,519
Receivable from Investment Manager                         100,344               101,332                 18,556
Receivable from affiliate                                       --                    --                293,262
Unrealized appreciation on forward foreign
  currency contracts                                       101,960                    --                  5,807
-------------------------------------------------------------------------------------------------------------------
Total assets                                         1,832,581,247         1,357,426,071            401,894,331
-------------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                            175,403                    --                590,113
Capital shares payable                                   1,471,618             1,601,355                441,948
Payable for investment securities purchased             18,327,440            10,265,731              1,694,511
Payable for securities purchased on a forward-
  commitment basis                                     106,616,532                    --                     --
Unrealized depreciation on forward foreign
  currency contracts                                            --                    --                  8,256
Accrued investment management services fees                526,590               773,175                338,758
Accrued distribution fees                                        1                     1                      1
Accrued transfer agency fees                                67,047                73,289                 21,994
Accrued administrative services fees                        73,361                67,444                 29,108
Other accrued expenses                                      37,479                16,583                 39,492
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                      127,295,471            12,797,578              3,164,181
-------------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares         $1,705,285,776        $1,344,628,493           $398,730,150
-------------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value     $    1,647,884        $           --           $    413,246
Additional paid-in capital                           1,683,657,369                    --            407,329,631
Undistributed (excess of distributions over)
  net investment income                                  2,423,963                    --               (330,164)
Accumulated net realized gain (loss)                     2,473,913                    --                658,453
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                 15,082,647                    --             (9,341,016)
Partners' capital                                               --         1,344,628,493                     --
-------------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                $1,705,285,776        $1,344,628,493           $398,730,150
-------------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                Class 1      $1,705,280,603        $1,344,624,017           $398,725,312
                                         Class 2      $        5,173        $        4,476           $      4,838
Outstanding shares of beneficial
  interest:                              Class 1         164,787,945           150,113,692             41,324,066
                                         Class 2                 500                   500                    501
Net asset value per share:               Class 1      $        10.35        $         8.96           $       9.65
                                         Class 2      $        10.35        $         8.95           $       9.66
---------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
162  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                    VP -- COLUMBIA      VP -- EATON VANCE       VP -- INVESCO
                                                      WANGER U.S.         FLOATING-RATE         INTERNATIONAL
JUNE 30, 2010 (UNAUDITED)                            EQUITIES FUND         INCOME FUND           GROWTH FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $511,806,733, $647,793,059
    and $1,264,747,783)                              $463,741,872          $638,688,507        $1,241,330,556
Affiliated money market fund
  (identified cost $4,977,733, $201,302,291
    and $79,165,434)                                    4,977,733           201,302,291            79,165,434
-------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $516,784,466, $849,095,350
    and $1,343,913,217)                               468,719,605           839,990,798         1,320,495,990
Cash                                                           --            13,372,470                48,391
Capital shares receivable                                  76,746               451,447               141,077
Foreign currency holdings
  (identified cost $-- , $-- and $2,512,563)                   --                    --             2,488,546
Dividends and accrued interest receivable                 176,854             1,075,972             1,345,881
Receivable for investment securities sold                 344,507             3,647,808             2,158,390
Receivable from Investment Manager                         46,524               140,980                60,821
Receivable from affiliate                                  12,524                    --             1,053,697
-------------------------------------------------------------------------------------------------------------
Total assets                                          469,376,760           858,679,475         1,327,792,793
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                    571,174               657,186             1,506,324
Payable for investment securities purchased             1,712,805             3,083,822               541,976
Payable for securities purchased on a forward-
  commitment basis                                             --           180,905,942                    --
Accrued investment management services fees               371,975               360,261               968,172
Accrued distribution fees                                       1                     1                     1
Accrued transfer agency fees                               25,668                34,529                61,581
Accrued administrative services fees                       33,945                39,430                87,541
Other accrued expenses                                     24,351                41,598                33,176
-------------------------------------------------------------------------------------------------------------
Total liabilities                                       2,739,919           185,122,769             3,198,771
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares          $466,636,841          $673,556,706        $1,324,594,022
-------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                              $         --          $    716,123        $    1,395,210
Additional paid-in capital                                     --           680,432,782         1,346,887,631
Undistributed (excess of distributions over)
  net investment income                                        --             1,456,317            (1,882,945)
Accumulated net realized gain (loss)                           --                56,036             1,608,195
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                        --            (9,104,552)          (23,414,069)
Partners' capital                                     466,636,841                    --                    --
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                 $466,636,841          $673,556,706        $1,324,594,022
-------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class 1      $466,632,364         $673,552,044          $1,324,589,266
                                            Class 2      $      4,477         $      4,662          $        4,756
Outstanding shares of beneficial interest:  Class 1        52,091,649           71,611,823             139,520,459
                                            Class 2               500                  500                     501
Net asset value per share:                  Class 1      $       8.96         $       9.41          $         9.49
                                            Class 2      $       8.95         $       9.32          $         9.49
-------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  163

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                    VP -- J.P. MORGAN      VP -- JENNISON         VP -- MFS
                                                        CORE BOND          MID CAP GROWTH           VALUE
JUNE 30, 2010 (UNAUDITED)                                  FUND                 FUND                FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $1,391,677,789,
    $671,105,896 and $1,276,823,715)                  $1,408,073,585        $635,829,842       $1,214,269,658
Affiliated money market fund
  (identified cost $247,763,365, $10,763,294
    and $16,853,934)                                     247,763,365          10,763,294           16,853,934
-------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,639,441,154,
    $681,869,190 and $1,293,677,649)                   1,655,836,950         646,593,136        1,231,123,592
Cash                                                       3,631,200                  --                   --
Capital shares receivable                                  1,213,265             130,920              180,579
Dividends and accrued interest receivable                  9,754,259             980,216            1,489,266
Receivable for investment securities sold                 92,874,668           1,739,020            3,632,458
Receivable from Investment Manager                            99,842              57,025              138,017
-------------------------------------------------------------------------------------------------------------
Total assets                                           1,763,410,184         649,500,317        1,236,563,912
-------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                    --                  --                  732
Capital shares payable                                     1,311,600             752,521            1,426,171
Payable for investment securities purchased               99,591,191           2,839,915            6,553,281
Payable for securities purchased on a forward-
  commitment basis                                       128,385,711                  --                   --
Accrued investment management services fees                  514,216             434,218              577,004
Accrued distribution fees                                          1                   1                    1
Accrued transfer agency fees                                  65,397              34,959               53,939
Accrued administrative services fees                          71,711              34,102               50,954
Other accrued expenses                                        37,466              23,090               23,875
-------------------------------------------------------------------------------------------------------------
Total liabilities                                        229,977,293           4,118,806            8,685,957
-------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $1,533,432,891        $645,381,511       $1,227,877,955
-------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                               $    1,497,069        $         --       $           --
Additional paid-in capital                             1,510,771,427                  --                   --
Undistributed net investment income                        1,748,324                  --                   --
Accumulated net realized gain (loss)                       3,020,275                  --                   --
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                   16,395,796                  --                   --
Partners' capital                                                 --         645,381,511        1,227,877,955
-------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $1,533,432,891        $645,381,511       $1,227,877,955
-------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class 1      $1,533,427,775         $645,376,885        $1,227,873,481
                                            Class 2      $        5,116         $      4,626        $        4,474
Outstanding shares of beneficial interest:  Class 1         149,706,370           69,670,652           137,154,610
                                            Class 2                 500                  500                   500
Net asset value per share:                  Class 1      $        10.24         $       9.26        $         8.95
                                            Class 2      $        10.23         $       9.25        $         8.95
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
164  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                          VP -- MONDRIAN       VP -- MORGAN
                                                       VP -- MARSICO       INTERNATIONAL      STANLEY GLOBAL
                                                          GROWTH             SMALL CAP          REAL ESTATE
JUNE 30, 2010 (UNAUDITED)                                  FUND                FUND                FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $1,185,937,382, $225,671,508
    and $294,834,560)                                 $1,099,310,093       $223,354,578        $284,850,199
Affiliated money market fund
  (identified cost $91,786,837, $12,046,267 and
    $10,094,324)                                          91,786,837         12,046,267          10,094,324
------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,277,724,219, $237,717,775
    and $304,928,884)                                  1,191,096,930        235,400,845         294,944,523
Foreign currency holdings
  (identified cost $-- , $84,503 and $1,702,143)                  --             83,899           1,714,379
Capital shares receivable                                    174,936             45,145              56,431
Dividends and accrued interest receivable                  1,245,405            648,658             671,388
Receivable for investment securities sold                  6,170,937            249,036             509,096
Unrealized appreciation on forward foreign
  currency contracts                                              --                155                  --
Receivable from Investment Manager                            95,686              1,192              87,556
Receivable from affiliate                                     19,621                 --             255,586
------------------------------------------------------------------------------------------------------------
Total assets                                           1,198,803,515        236,428,930         298,238,959
------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                   --                 --               2,925
Capital shares payables                                    1,422,836            257,338             321,891
Payable for investment securities purchased                8,055,519            570,481           3,283,939
Unrealized depreciation on forward foreign
  currency contracts                                              --                123                  --
Accrued investment management services fees                  703,789            193,537             217,908
Accrued distribution fees                                          1                  1                   1
Accrued administrative services fees                          61,662             16,298              20,509
Accrued transfer agency fees                                  66,326             12,299              15,494
Other accrued expenses                                        17,029             40,717              40,995
------------------------------------------------------------------------------------------------------------
Total liabilities                                         10,327,162          1,090,794           3,903,662
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares           $1,188,476,353       $235,338,136        $294,335,297
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value       $           --       $    245,186        $    316,613
Additional paid-in capital                                        --        237,036,224         303,004,890
Undistributed net investment income                               --            297,213             903,681
Accumulated net realized gain                                     --             84,908              87,909
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                           --         (2,325,395)         (9,977,796)
Partners' capital                                      1,188,476,353                 --                  --
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                  $1,188,476,353       $235,338,136        $294,335,297
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class 1      $1,188,471,688       $235,333,335        $294,330,652
                                             Class 2      $        4,665       $      4,801        $      4,645
Outstanding shares of beneficial interest:   Class 1         127,308,702         24,518,129          31,660,791
                                             Class 2                 500                500                 500
Net asset value per share:                   Class 1      $         9.34       $       9.60        $       9.30
                                             Class 2      $         9.33       $       9.60        $       9.29
----------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  165

STATEMENTS OF ASSETS AND LIABILITIES (continued)  ------------------------------

                                                                        VP -- PARTNERS        VP -- PIMCO
                                                       VP -- NFJ           SMALL CAP        MORTGAGE-BACKED
                                                    DIVIDEND VALUE          GROWTH             SECURITIES
JUNE 30, 2010 (UNAUDITED)                                FUND                FUND                 FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $1,263,334,653,
    $365,084,577 and $1,418,620,039)                $1,207,197,325       $346,591,012        $1,430,869,057
Affiliated money market fund
  (identified cost $22,798,974, $13,385,367
    and $1,079)                                         22,798,974         13,385,367                 1,079
-----------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $1,286,133,627,
    $378,469,944 and $1,418,621,118)                 1,229,996,299        359,976,379         1,430,870,136
Capital shares receivable                                  180,579             46,273               451,447
Cash                                                            --             42,474               995,591
Dividends and accrued interest receivable                4,659,972            187,239             2,789,828
Receivable for investment securities sold                       --            320,173         1,914,955,440
Unrealized appreciation on swap contracts                       --                 --             1,336,935
Receivable from Investment Manager                         138,261             17,505               100,083
Cash deposits and collateral held at broker                     --                 --                15,000
-----------------------------------------------------------------------------------------------------------
Total assets                                         1,234,975,111        360,590,043         3,351,514,460
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Forward sale commitments at value (proceeds
  receivable $-- , $-- and $347,456,804)                        --                 --           352,982,272
Options contracts written at value (premiums
  received $--, $-- and $182,455)                               --                 --               338,922
Capital shares payable                                   1,426,171            428,895               852,144
Payable for investment securities purchased                     --          2,158,002         1,470,673,708
Payable for securities purchased on a forward-
  commitment basis                                              --                 --           597,904,936
Collateral and deposits payable                                 --                 --             1,830,000
Accrued investment management services fees                578,694            189,293               373,574
Accrued distribution fees                                        1                  1                     1
Accrued transfer agency fees                                54,105             12,308                46,989
Accrued administrative services fees                        51,096             16,358                52,848
Other accrued expenses                                      23,857             27,712                39,039
-----------------------------------------------------------------------------------------------------------
Total liabilities                                        2,133,924          2,832,569         2,425,094,433
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares         $1,232,841,187       $357,757,474        $  926,420,027
-----------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par
  value                                             $           --       $         --        $      903,851
Additional paid in capital                                      --                 --           912,888,582
Undistributed net investment income                             --                 --               805,735
Accumulated net realized gain (loss)                            --                 --             3,917,841
Unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                             --                 --             7,904,018
Partners' capital                                    1,232,841,187        357,757,474                    --
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                $1,232,841,187       $357,757,474        $  926,420,027
-----------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                   Class 1      $1,232,836,610        $357,752,975           $926,414,907
                                            Class 2      $        4,577        $      4,499           $      5,120
Outstanding shares of beneficial interest:  Class 1         134,653,948          39,727,157             90,384,575
                                            Class 2                 500                 500                    500
Net asset value per share:                  Class 1      $         9.16        $       9.01           $      10.25
                                            Class 2      $         9.15        $       9.00           $      10.24
--------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
166  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                      VP -- PYRAMIS        VP -- UBS       VP -- WELLS FARGO
                                                      INTERNATIONAL        LARGE CAP         SHORT DURATION
                                                          EQUITY            GROWTH             GOVERNMENT
JUNE 30, 2010 (UNAUDITED)                                  FUND              FUND                 FUND
ASSETS
Investments in securities, at value
Unaffiliated issuers
  (identified cost $791,948,990, $939,224,740
    and $1,292,934,714)                                $775,794,621      $872,472,857        $1,296,521,572
Affiliated money market fund
  (identified cost $40,384,544, $26,422,694 and
    $29,143,519)                                         40,384,544        26,422,694            29,143,519
------------------------------------------------------------------------------------------------------------
Total investments in securities
  (identified cost $832,333,534, $965,647,434
    and $1,322,078,233)                                 816,179,165       898,895,551         1,325,665,091
Foreign currency holdings
  (identified cost $7,982, $-- and $--)                       7,932                --                    --
Capital shares receivable                                   124,148           130,920               620,740
Dividends and accrued interest receivable                   899,526           340,709             3,510,802
Receivable for investment securities sold                 4,872,786        14,348,828            58,002,675
Unrealized appreciation on forward foreign
  currency contracts                                         30,085                --                    --
Margin deposits on futures contracts                      3,200,000                --                    --
Receivable from Investment Manager                           75,738            85,284               102,280
------------------------------------------------------------------------------------------------------------
Total assets                                            825,389,380       913,801,292         1,387,901,588
------------------------------------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                             201,548                --               512,491
Capital shares payable                                      922,460         1,066,875             1,283,066
Payable for investment securities purchased               8,691,812        16,141,069            52,361,959
Unrealized depreciation on forward foreign
  currency contracts                                          8,352                --                    --
Variation margin payable on futures contracts               186,000                --                    --
Accrued investment management services fees                 598,725           532,510               533,820
Accrued distribution fees                                         1                 1                     1
Accrued transfer agency fees                                 42,494            49,514                67,985
Accrued administrative services fees                         55,089            47,318                74,339
Other accrued expenses                                       36,394            20,241                36,510
------------------------------------------------------------------------------------------------------------
Total liabilities                                        10,742,875        17,857,528            54,870,171
------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares            $814,646,505      $895,943,764        $1,333,031,417
------------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value        $    879,719      $         --        $    1,321,478
Additional paid-in capital                              831,263,477                --         1,325,417,321
Undistributed net investment income                         657,825                --             1,832,569
Accumulated net realized gain (loss)                       (844,329)               --               873,191
Unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities
  in foreign currencies                                 (17,310,187)               --             3,586,858
Partners' capital                                                --       895,943,764                    --
------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to
  outstanding shares                                   $814,646,505      $895,943,764        $1,333,031,417
------------------------------------------------------------------------------------------------------------



Net assets applicable to outstanding
  shares:                                    Class 1      $814,641,878        $895,939,301         $1,333,026,377
                                             Class 2      $      4,627        $      4,463         $        5,040
Outstanding shares of capital stock:         Class 1        87,971,368         100,237,264            132,147,277
                                             Class 2               500                 500                    500
Net asset value per share:                   Class 1      $       9.26        $       8.94         $        10.09
                                             Class 2      $       9.25        $       8.93         $        10.08
------------------------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  167

STATEMENTS OF OPERATIONS -------------------------------------------------------


                                                RIVERSOURCE VP --      RIVERSOURCE VP --      VP -- ALLIANCEBERNSTEIN
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE       LIMITED DURATION       STRATEGIC INCOME        INTERNATIONAL VALUE
30, 2010 (UNAUDITED)                                BOND FUND                 FUND                      FUND
INVESTMENT INCOME
Income:
Dividends                                          $        --             $       --               $  4,538,064
Interest                                             3,994,972             $2,654,648                         52
Income distributions from affiliated money
  market fund                                           96,015                 37,366                     28,869
Foreign taxes withheld                                 (73,682)               (75,339)                  (530,468)
---------------------------------------------------------------------------------------------------------------------
Total income                                         4,017,305              2,616,675                  4,036,517
---------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                    692,216                307,890                    904,886
Distribution fees
  Class 2                                                    2                      2                          2
Transfer agency fees
  Class 1                                               88,227                 34,929                     64,438
  Class 2                                                    1                      1                          1
Administrative services fees                            96,244                 39,962                     82,965
Compensation of board members                            1,934                    988                      1,836
Custodian fees                                          22,204                 22,204                     17,784
Printing and postage                                    16,692                 16,692                     16,692
Professional fees                                        6,656                  6,656                      7,800
Other                                                    4,213                  2,348                     24,870
---------------------------------------------------------------------------------------------------------------------
Total expenses                                         928,389                431,672                  1,121,274
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates             (156,193)               (96,636)                  (191,991)
---------------------------------------------------------------------------------------------------------------------
Total net expenses                                     772,196                335,036                    929,283
---------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      3,245,109              2,281,639                  3,107,234
---------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                             (1,702,453)                (4,245)                (4,166,883)
  Foreign currency transactions                             --                 83,405                    816,230
  Futures contracts                                         --                     --                 (2,456,709)
---------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments             (1,702,453)                79,160                 (5,807,362)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and
  liabilities in foreign currencies                  6,617,525              6,368,803                (36,077,237)
Increase from payments by affiliate (Note
  10)                                                       --                     --                    371,014
---------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         4,915,072              6,447,963                (41,513,585)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 8,160,181             $8,729,602               $(38,406,351)
---------------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
168  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   VP -- AMERICAN        VP -- AMERICAN      VP -- COLUMBIA WANGER
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE      CENTURY DIVERSIFIED      CENTURY GROWTH          INTERNATIONAL
30, 2010 (UNAUDITED)                                 BOND FUND                FUND               EQUITIES FUND
INVESTMENT INCOME
Income:
Dividends                                           $        --           $   2,180,849           $ 1,352,892
Interest                                              3,140,493                      --                    --
Income distributions from affiliated money
  market fund                                            55,512                  29,108                15,033
Foreign taxes withheld                                  (36,796)                     --              (164,612)
------------------------------------------------------------------------------------------------------------------
Total income                                          3,159,209               2,209,957             1,203,313
------------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                     664,469               1,008,286               453,302
Distribution fees
  Class 2                                                     2                       2                     2
Transfer agency fees
  Class 1                                                84,763                  93,637                29,424
  Class 2                                                     1                       1                     1
Administrative services fees                             93,046                  88,452                38,849
Compensation of board members                             2,434                   2,909                 1,029
Custodian fees                                           22,204                   5,356                17,784
Printing and postage                                     16,692                  16,692                16,692
Professional fees                                         6,656                   5,096                 7,800
Other                                                     5,274                   5,388               361,356
------------------------------------------------------------------------------------------------------------------
Total expenses                                          895,541               1,225,819               926,239
  Expenses waived/reimbursed by the
    Investment Manager and its affiliates              (160,284)               (176,989)             (393,073)
------------------------------------------------------------------------------------------------------------------
Total net expenses                                      735,257               1,048,830               533,166
------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,423,952               1,161,127               670,147
------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                               2,467,703             (14,589,036)             (110,239)
  Foreign currency transactions                           6,210                 (14,172)              475,430
------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments               2,473,913             (14,603,208)              365,191
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and
  liabilities in foreign currencies                  15,082,232             (87,709,177)           (9,341,016)
Increase from payments by affiliate (Note
  10)                                                        --                      --               293,262
------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                         17,556,145            (102,312,385)           (8,682,563)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $19,980,097           $(101,151,258)          $(8,012,416)
------------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  169

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                     VP -- COLUMBIA      VP -- EATON VANCE      VP -- INVESCO
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30,         WANGER U.S.         FLOATING-RATE        INTERNATIONAL
2010 (UNAUDITED)                                      EQUITIES FUND         INCOME FUND          GROWTH FUND
INVESTMENT INCOME
Income:
Dividends                                             $    362,182          $        --          $  3,901,917
Interest                                                        --            1,765,301                    --
Income distributions from affiliated money market
  fund                                                       8,201               95,086                37,333
Foreign taxes withheld                                          --                   --              (467,454)
-------------------------------------------------------------------------------------------------------------
Total income                                               370,383            1,860,387             3,471,796
-------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        501,008              461,861             1,249,458
Distribution fees
  Class 2                                                        2                    2                     2
Transfer agency fees
  Class 1                                                   34,519               44,370                81,779
  Class 2                                                        1                    1                     1
Administrative services fees                                45,544               50,709               113,508
Compensation of board members                                1,031                1,340                 2,626
Custodian fees                                               5,356               22,204                17,784
Printing and postage                                        16,692               16,692                16,692
Professional fees                                            5,096                6,656                 7,800
Other                                                        2,862                3,392                 5,304
-------------------------------------------------------------------------------------------------------------
Total expenses                                             612,111              607,227             1,494,954
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                             (86,727)            (203,239)             (139,373)
-------------------------------------------------------------------------------------------------------------
Total net expenses                                         525,384              403,988             1,355,581
-------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           (155,001)           1,456,399             2,116,215
-------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (176,710)              56,036              (254,795)
  Foreign currency transactions                                 --                   --               809,293
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (176,710)              56,036               554,498
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   (48,064,861)          (9,080,447)          (23,414,069)
Increase from payments by affiliate (Note 10)               12,524                   --             1,053,697
-------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (48,229,047)          (9,024,411)          (21,805,874)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(48,384,048)         $(7,568,012)         $(19,689,659)
-------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
170  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                     VP -- J.P. MORGAN      VP -- JENNISON
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30,           CORE BOND              MID CAP         VP -- MFS VALUE
2010 (UNAUDITED)                                            FUND              GROWTH FUND             FUND
INVESTMENT INCOME
Income:
Dividends                                               $        --          $  1,202,664         $  2,422,591
Interest                                                  2,373,998                    --                   --
Income distributions from affiliated money market
  fund                                                      108,686                14,912               35,741
Foreign taxes withheld                                      (14,325)               (4,565)             (45,696)
---------------------------------------------------------------------------------------------------------------
Total income                                              2,468,359             1,213,011            2,412,636
---------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                         653,512               557,018              646,270
Distribution fees
  Class 2                                                         2                     2                    2
Transfer agency fees
  Class 1                                                    83,106                44,950               60,442
  Class 2                                                         1                     1                    1
Administrative services fees                                 91,588                43,915               57,348
Compensation of board members                                 2,437                 1,366                1,157
Custodian fees                                               22,204                 5,356                5,356
Printing and postage                                         16,692                16,692               16,692
Professional fees                                             6,656                 5,096                5,096
Other                                                         5,278                 3,439                3,081
---------------------------------------------------------------------------------------------------------------
Total expenses                                              881,476               677,835              795,445
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                             (161,443)              (98,867)            (173,823)
---------------------------------------------------------------------------------------------------------------
Total net expenses                                          720,033               578,968              621,622
---------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           1,748,326               634,043            1,791,014
---------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   3,020,275              (153,870)            (432,128)
  Foreign currency transactions                                  --                   288              (18,092)
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   3,020,275              (153,582)            (450,220)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                     16,395,796           (35,276,054)         (62,548,905)
---------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                             19,416,071           (35,429,636)         (62,999,125)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       $21,164,397          $(34,795,593)        $(61,208,111)
---------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  171

STATEMENTS OF OPERATIONS (continued) -------------------------------------------

                                                                        VP -- MONDRIAN        VP -- MORGAN
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30,       VP -- MARSICO       INTERNATIONAL       STANLEY GLOBAL
2010 (UNAUDITED)                                      GROWTH FUND       SMALL CAP FUND      REAL ESTATE FUND
INVESTMENT INCOME
Income:
Dividends                                             $  2,331,794        $ 1,033,023          $ 1,235,354
Interest                                                        --                  1                   --
Income distributions from affiliated money market
  fund                                                      34,785             10,213                7,633
Foreign taxes withheld                                          --           (122,596)             (63,538)
------------------------------------------------------------------------------------------------------------
Total income                                             2,366,579            920,641            1,179,449
------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        927,437            246,609              287,148
Distribution fees
  Class 2                                                        2                  2                    2
Transfer agency fees
  Class 1                                                   87,369             15,707               20,466
  Class 2                                                        1                  1                    1
Administrative services fees                                81,639             20,767               27,026
Compensation of board members                                2,815                464                  577
Custodian fees                                               5,356             17,915               17,784
Printing and postage                                        16,692             16,110               16,692
Professional fees                                            5,096              7,635                7,800
Other                                                        5,319              1,604               27,199
------------------------------------------------------------------------------------------------------------
Total expenses                                           1,131,726            326,814              404,695
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                            (170,191)            (3,516)            (128,931)
------------------------------------------------------------------------------------------------------------
Total net expenses                                         961,535            323,298              275,764
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          1,405,044            597,343              903,685
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                 (3,085,032)             5,769               80,398
  Foreign currency transactions                                 --             79,139             (248,075)
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 (3,085,032)            84,908             (167,677)
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   (86,627,289)        (2,325,395)          (9,977,796)
Increase from payments by affiliate (Note 10)               19,621                 --              255,586
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (89,692,700)        (2,240,487)          (9,889,887)
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(88,287,656)       $(1,643,144)         $(8,986,202)
------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
172  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                        VP -- NFJ       VP -- PARTNERS        VP -- PIMCO
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30,          DIVIDEND           SMALL CAP        MORTGAGE-BACKED
2010 (UNAUDITED)                                       VALUE FUND         GROWTH FUND       SECURITIES FUND
INVESTMENT INCOME
Income:
Dividends                                             $  6,029,676       $    214,546         $        --
Interest                                                        --                 --           1,326,682
Income distributions from affiliated money market
  fund                                                      37,507             14,555                 802
Foreign taxes withheld                                     (39,651)                --                  --
-----------------------------------------------------------------------------------------------------------
Total income                                             6,027,532            229,101           1,327,484
-----------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                        648,208            215,353             477,413
Distribution fees
  Class 2                                                        1                  2                   2
Transfer agency fees
  Class 1                                                   60,632             13,984              60,190
  Class 2                                                        1                  1                   1
Administrative services fees                                57,513             18,552              67,830
Compensation of board members                                1,163                131               1,825
Custodian fees                                               5,356              5,356              21,674
Printing and postage                                        16,692             16,692              16,764
Professional fees                                            5,096              5,096               6,692
Other                                                        3,088              1,287               3,919
-----------------------------------------------------------------------------------------------------------
Total expenses                                             797,750            276,454             656,310
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                            (174,116)           (31,300)           (134,563)
-----------------------------------------------------------------------------------------------------------
Total net expenses                                         623,634            245,154             521,747
-----------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          5,403,898            (16,053)            805,737
-----------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                   (511,449)        (1,058,484)          4,449,458
  Futures contracts                                             --                 --             243,938
  Swap transactions                                             --                 --            (775,555)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                   (511,449)        (1,058,484)          3,917,841
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                   (56,137,328)       (18,493,565)          7,904,018
-----------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                           (56,648,777)       (19,552,049)         11,821,859
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     $(51,244,879)      $(19,568,102)        $12,627,596
-----------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  173

STATEMENTS OF OPERATIONS (continued) -------------------------------------------




                                                      VP -- PYRAMIS        VP -- UBS       VP -- WELLS FARGO
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30,        INTERNATIONAL        LARGE CAP         SHORT DURATION
2010 (UNAUDITED)                                       EQUITY FUND        GROWTH FUND       GOVERNMENT FUND
INVESTMENT INCOME
Income:
Dividends                                              $  2,216,605      $  1,229,968                  --
Interest                                                        109                --           2,547,313
Income distributions from affiliated money market
  fund                                                       23,940            21,959              39,292
Foreign taxes withheld                                     (281,300)               --                  --
------------------------------------------------------------------------------------------------------------
Total income                                              1,959,354         1,251,927           2,586,605
------------------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                         745,541           703,538             685,041
Distribution fees
  Class 2                                                         2                 2                   2
Transfer agency fees
  Class 1                                                    53,032            65,573              87,215
  Class 2                                                         1                 1                   1
Administrative services fees                                 68,834            62,873              95,871
Compensation of board members                                 1,559             2,043               2,638
Custodian fees                                               17,915             5,356              22,204
Printing and postage                                         16,110            16,692              16,692
Professional fees                                             7,635             5,096               6,656
Other                                                         3,282             4,302               5,425
------------------------------------------------------------------------------------------------------------
Total expenses                                              913,911           865,476             921,745
  Expenses waived/reimbursed by the Investment
    Manager and its affiliates                             (112,950)         (144,243)           (167,709)
------------------------------------------------------------------------------------------------------------
Total expenses                                              800,961           721,233             754,036
------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                           1,158,393           530,694           1,832,569
------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                  (1,536,884)       (2,860,752)            873,191
  Foreign currency transactions                            (351,350)           (1,993)                 --
  Futures contracts                                       1,043,905                --                  --
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                    (844,329)       (2,862,745)            873,191
Net change in unrealized appreciation
  (depreciation) on investments
  and on translation of assets and liabilities in
  foreign currencies                                    (17,310,187)      (66,751,918)          3,586,803
------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign
  currencies                                            (18,154,516)      (69,614,663)          4,459,994
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      $(16,996,123)     $(69,083,969)         $6,292,563
------------------------------------------------------------------------------------------------------------



(a) When shares became available.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
174  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010           RIVERSOURCE VP --            RIVERSOURCE VP --
(UNAUDITED)                                              LIMITED DURATION BOND FUND      STRATEGIC INCOME FUND
OPERATIONS
Investment income (loss) -- net                                $    3,245,109                 $  2,281,639
Net realized gain (loss) on investments                            (1,702,453)                      79,160
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                                 6,617,525                    6,368,803
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        8,160,181                    8,729,602
--------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                       2,004,204,733                  763,414,542
Payments for redemptions
  Class 1                                                          (2,195,085)                 (19,904,580)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                  2,002,009,648                  743,509,962
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                         2,010,169,829                  752,239,564
Net assets at beginning of period                                      11,535(b)                    24,556(c)
--------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $2,010,181,364                 $752,264,120
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                            $    3,245,107                 $  2,281,634
--------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of $67,789 and a decrease in net assets resulting from payments for redemptions of $50,728 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  175

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010        VP -- ALLIANCEBERNSTEIN      VP -- AMERICAN CENTURY
(UNAUDITED)                                               INTERNATIONAL VALUE FUND       DIVERSIFIED BOND FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                $    3,107,234               $    2,423,952
Net realized gain (loss) on investments                            (5,807,362)                   2,473,913
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                               (36,077,237)                  15,082,232
Increase from payments by affiliate (Note 10)                         371,014                           --
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (38,406,351)                  19,980,097
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                                        (3,000,376)                          --
    Class 2                                                               (11)                          --
--------------------------------------------------------------------------------------------------------------
Total distributions                                                (3,000,387)                          --
--------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                       1,035,464,814                1,721,069,350
Reinvestment of distributions at net asset value
  Class 1                                                           3,000,376                           --
  Class 2                                                                  11                           --
Payments for redemptions
  Class 1                                                          (1,353,490)                 (35,792,135)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                  1,037,111,711                1,685,277,215
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           995,704,973                1,705,257,312
Net assets at beginning of period                                      11,533(b)                    28,464(c)
--------------------------------------------------------------------------------------------------------------
Net assets at end of period                                    $  995,716,506               $1,705,285,776
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                            $      106,843               $    2,423,963
--------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $24,000 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $426, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
176  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010      VP -- AMERICAN CENTURY         VP -- COLUMBIA WANGER
(UNAUDITED)                                                    GROWTH FUND           INTERNATIONAL EQUITIES FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                              $    1,161,127                  $    670,147
Net realized gain (loss) on investments                         (14,603,208)                      365,191
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                             (87,709,177)                   (9,341,016)
Increase from payments by affiliate (Note 10)                            --                       293,262
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   (101,151,258)                   (8,012,416)
----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                                              --                    (1,000,300)
    Class 2                                                              --                           (10)
----------------------------------------------------------------------------------------------------------------
Total distributions                                                      --                    (1,000,310)
----------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                     1,447,655,434                   407,256,603
Reinvestment of distributions at net asset value
  Class 1                                                                --                     1,000,300
  Class 2                                                                --                            10
Payments for redemptions
  Class 1                                                        (1,887,217)                     (521,536)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                1,445,768,217                   407,735,377
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                       1,344,616,959                   398,722,651
Net assets at beginning of period                                    11,534(b)                      7,499(c)
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                  $1,344,628,493                  $398,730,150
----------------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net
  investment income                                          $           --                  $   (330,164)
----------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  177

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010      VP -- COLUMBIA WANGER          VP -- EATON VANCE
(UNAUDITED)                                                U.S. EQUITIES FUND       FLOATING-RATE INCOME FUND
OPERATIONS
Investment income (loss) -- net                               $   (155,001)                $  1,456,399
Net realized gain (loss) on investments                           (176,710)                      56,036
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                            (48,064,861)                  (9,080,447)
Increase from payments by affiliate (Note 10)                       12,524                           --
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   (48,384,048)                  (7,568,012)
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                      515,692,804                  681,932,399
Payments for redemptions
  Class 1                                                         (684,414)                  (1,312,531)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                 515,008,390                  680,619,868
-------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                        466,624,342                  673,051,856
Net assets at beginning of period                                   12,499(b)                   504,850(c)
-------------------------------------------------------------------------------------------------------------
Net assets at end of period                                   $466,636,841                 $673,556,706
-------------------------------------------------------------------------------------------------------------
Undistributed net investment income                           $         --                 $  1,456,317
-------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $525,000 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $24,187, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
178  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010                VP -- INVESCO            VP -- JP MORGAN
(UNAUDITED)                                                  INTERNATIONAL GROWTH FUND       CORE BOND FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $    2,116,215            $    1,748,326
Net realized gain (loss) on investments                                   554,498                 3,020,275
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                               (23,414,069)               16,395,796
Increase from payments by affiliate (Note 10)                           1,053,697                        --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                          (19,689,659)               21,164,397
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                                            (3,999,144)                       --
    Class 2                                                                   (12)                       --
-----------------------------------------------------------------------------------------------------------
Total distributions                                                    (3,999,156)                       --
-----------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                           1,346,034,595             1,625,854,326
Reinvestment of distributions at net asset value
  Class 1                                                               3,999,144                        --
  Class 2                                                                      12                        --
Payments for redemptions
  Class 1                                                              (1,762,447)             (113,597,367)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions           1,348,271,304             1,512,256,959
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             1,324,582,489             1,533,421,356
Net assets at beginning of period                                          11,533(b)                 11,535(c)
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                        $1,324,594,022            $1,533,432,891
-----------------------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                           $   (1,882,945)           $    1,748,324
-----------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  179

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010           VP -- JENNISON
(UNAUDITED)                                                 MID CAP GROWTH FUND      VP -- MFS VALUE FUND
OPERATIONS
Investment income (loss) -- net                                 $    634,043            $    1,791,014
Net realized gain (loss) on investments                             (153,582)                 (450,220)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                          (35,276,054)              (62,548,905)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                     (34,795,593)              (61,208,111)
---------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                        681,069,169             1,295,752,443
Payments for redemptions
  Class 1                                                           (903,599)               (6,677,912)
---------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions        680,165,570             1,289,074,531
---------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                          645,369,977             1,227,866,420
Net assets at beginning of period                                     11,534(b)                 11,535(c)
---------------------------------------------------------------------------------------------------------
Net assets at end of period                                     $645,381,511            $1,227,877,955
---------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
180  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010         VP -- MARSICO             VP -- MONDRIAN
(UNAUDITED)                                                  GROWTH FUND       INTERNATIONAL SMALL CAP FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                            $    1,405,044              $    597,343
Net realized gain (loss) on investments                        (3,085,032)                   84,908
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                           (86,627,289)               (2,325,395)
Increase from payments by affiliate (Note 10)                      19,621                        --
-----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  (88,287,656)               (1,643,144)
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                                            --                  (300,126)
-----------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                   1,278,428,525               237,278,243
Reinvestment of distributions at net asset value
  Class 1                                                              --                   300,126
Payments for redemptions
  Class 1                                                      (1,677,015)                 (308,496)
-----------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions   1,276,751,510               237,269,873
-----------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     1,188,463,854               235,326,603
Net assets at beginning of period                                  12,499(b)                 11,533(c)
-----------------------------------------------------------------------------------------------------------
Net assets at end of period                                $1,188,476,353              $235,338,136
-----------------------------------------------------------------------------------------------------------
Undistributed net investment income                        $           --              $    297,213
-----------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $12,500 was contributed on May 3, 2010. The Fund had a decrease in net assets resulting from operations of $1 during the period from May 3, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  181

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010           VP -- MORGAN STANLEY            VP -- NFJ
(UNAUDITED)                                                 GLOBAL REAL ESTATE FUND      DIVIDEND VALUE FUND
OPERATIONS
Investment income (loss) -- net                                   $    903,685              $    5,403,898
Net realized gain (loss) on investments                               (167,677)                   (511,449)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities
  in foreign currencies                                             (9,977,796)                (56,137,328)
Increase from payments by affiliate (Note 10)                          255,586                          --
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        (8,986,202)                (51,244,879)
------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                          303,679,951               1,291,752,443
Payments for redemptions
  Class 1                                                             (369,986)                 (7,677,912)
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions          303,309,965               1,284,074,531
------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            294,323,763               1,232,829,652
Net assets at beginning of period                                       11,534(b)                   11,535(c)
------------------------------------------------------------------------------------------------------------
Net assets at end of period                                       $294,335,297              $1,232,841,187
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                               $    903,681              $           --
------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
182  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010       VP -- PARTNERS                   VP -- PIMCO
(UNAUDITED)                                           SMALL CAP GROWTH FUND      MORTGAGE-BACKED SECURITIES FUND
OPERATIONS
Investment income (loss) -- net                            $    (16,053)                   $    805,737
Net realized gain (loss) on investments                      (1,058,484)                      3,917,841
Net change in unrealized appreciation (depreciation)
  on investments and on translation of assets and
  liabilities in foreign currencies                         (18,493,565)                      7,904,018
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                (19,568,102)                     12,627,596
----------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                   377,829,120                     914,764,147
Payments for redemptions
  Class 1                                                      (515,077)                       (983,251)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                              377,314,043                     913,780,896
----------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                     357,745,941                     926,408,492
Net assets at beginning of period                                11,533(b)                       11,535(c)
----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                $357,757,474                    $926,420,027
----------------------------------------------------------------------------------------------------------------
Undistributed net investment income                        $         --                    $    805,735
----------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $5, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $2, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  183

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010             VP -- PYRAMIS                  VP -- UBS
(UNAUDITED)                                               INTERNATIONAL EQUITY FUND      LARGE CAP GROWTH FUND
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                  $  1,158,393                 $    530,694
Net realized gain (loss) on investments                              (844,329)                  (2,862,745)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and
  liabilities in foreign currencies                               (17,310,187)                 (66,751,918)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      (16,996,123)                 (69,083,969)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class 1                                                          (500,564)                          --
--------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                         868,724,589                  966,273,649
Reinvestment of distributions at net asset value
  Class 1                                                             500,564                           --
Payments for redemptions
  Class 1                                                         (37,093,494)                  (1,257,451)
--------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
  transactions                                                    832,131,659                  965,016,198
--------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           814,634,972                  895,932,229
Net assets at beginning of period                                      11,533(b)                    11,535(c)
--------------------------------------------------------------------------------------------------------------
Net assets at end of period                                      $814,646,505                 $895,943,764
--------------------------------------------------------------------------------------------------------------
Undistributed net investment income                              $    657,825                 $         --
--------------------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $4, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).
(c) Initial capital of $7,500 was contributed on April 20, 2010. The Fund had a decrease in net assets resulting from operations of $3, and an increase in net assets resulting from proceeds from sales of $4,038 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
184  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




                                                                             VP -- WELLS FARGO
FOR THE PERIOD FROM MAY 7, 2010(a) TO JUNE 30, 2010 (UNAUDITED)       SHORT DURATION GOVERNMENT FUND
OPERATIONS
Investment income (loss) -- net                                               $    1,832,569
Net realized gain (loss) on investments                                              873,191
Net change in unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies               3,586,803
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    6,292,563
----------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class 1                                                                      1,328,235,102
Payments for redemptions
  Class 1                                                                         (1,523,840)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                      1,326,711,262
----------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                        1,333,003,825
Net assets at beginning of period                                                     27,592(b)
----------------------------------------------------------------------------------------------------
Net assets at end of period                                                   $1,333,031,417
----------------------------------------------------------------------------------------------------
Undistributed net investment income                                           $    1,832,569
----------------------------------------------------------------------------------------------------



(a) When shares became available.
(b) Initial capital of $23,500 was contributed on April 20, 2010. The Fund had an increase in net assets resulting from operations of $55, and an increase in net assets resulting from proceeds from sales of $4,037 during the period from April 20, 2010 to May 7, 2010 (when shares became available).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  185

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts of the Funds are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of the expenses that apply to the variable accounts or contract charges, if any, and are not annualized for periods of less than one year.

RiverSource VP - Limited Duration Bond Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                               .00(b)
-------------------------------------------------------------------
Total from investment operations                           .03
-------------------------------------------------------------------
Net asset value, end of period                          $10.03
-------------------------------------------------------------------
TOTAL RETURN                                              .30%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .65%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .54%(d)
-------------------------------------------------------------------
Net investment income (loss)                             2.27%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $2,010
-------------------------------------------------------------------
Portfolio turnover rate(f)                                  3%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                               .00(b)
-------------------------------------------------------------------
Total from investment operations                           .02
-------------------------------------------------------------------
Net asset value, end of period                          $10.02
-------------------------------------------------------------------
TOTAL RETURN                                              .20%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .79%(d)
-------------------------------------------------------------------
Net investment income (loss)                             1.56%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(g)
-------------------------------------------------------------------
Portfolio turnover rate(f)                                  3%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 1% for the period ended June 30, 2010.
(g) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
186  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource VP - Strategic Income Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .06
Net gains (losses) (both realized and
 unrealized)                                              (.09)(b)
-------------------------------------------------------------------
Total from investment operations                          (.03)
-------------------------------------------------------------------
Net asset value, end of period                           $9.97
-------------------------------------------------------------------
TOTAL RETURN                                             (.30%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     .75%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .58%(d)
-------------------------------------------------------------------
Net investment income (loss)                             3.95%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $752
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05
Net gains (losses) (both realized and
 unrealized)                                              (.08)(b)
-------------------------------------------------------------------
Total from investment operations                          (.03)
-------------------------------------------------------------------
Net asset value, end of period                           $9.97
-------------------------------------------------------------------
TOTAL RETURN                                             (.30%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .83%(d)
-------------------------------------------------------------------
Net investment income (loss)                             3.25%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statements of Operations due to the timing of sales and repurchases of Fund shares in relation to fluctuations in the market value of the Portfolio of Investments.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  187

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - AllianceBerstein International Value Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04
Net gains (losses) (both realized and
 unrealized)                                             (1.02)
Increase from payment by affiliate                         .00(b)
-------------------------------------------------------------------
Total from investment operations                          (.98)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)
-------------------------------------------------------------------
Net asset value, end of period                           $8.99
-------------------------------------------------------------------
TOTAL RETURN                                            (9.83%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.11%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .92%(e)
-------------------------------------------------------------------
Net investment income (loss)                             3.08%(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $996
-------------------------------------------------------------------
Portfolio turnover rate                                     5%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04
Net gains (losses) (both realized and
 unrealized)                                             (1.03)
Increase from payment by affiliate                         .00(b)
-------------------------------------------------------------------
Total from investment operations                          (.99)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
-------------------------------------------------------------------
Net asset value, end of period                           $8.99
-------------------------------------------------------------------
TOTAL RETURN                                            (9.88%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                    1.36%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.17%(e)
-------------------------------------------------------------------
Net investment income (loss)                             2.87%(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(g)
-------------------------------------------------------------------
Portfolio turnover rate                                     5%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
188  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - American Century Diversified Bond Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.15
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                               .17
-------------------------------------------------------------------
Total from investment operations                           .20
-------------------------------------------------------------------
Net asset value, end of period                          $10.35
-------------------------------------------------------------------
TOTAL RETURN                                             1.97%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .67%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .55%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.81%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,705
-------------------------------------------------------------------
Portfolio turnover rate                                    37%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.15
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                               .18
-------------------------------------------------------------------
Total from investment operations                           .20
-------------------------------------------------------------------
Net asset value, end of period                          $10.35
-------------------------------------------------------------------
TOTAL RETURN                                             1.97%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .92%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .80%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.24%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                    37%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  189

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - American Century Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.05)
-------------------------------------------------------------------
Total from investment operations                          (1.04)
-------------------------------------------------------------------
Net asset value, end of period                            $8.96
-------------------------------------------------------------------
TOTAL RETURN                                            (10.40%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .82%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .70%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .78%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,345
-------------------------------------------------------------------
Portfolio turnover rate                                     19%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.06)
-------------------------------------------------------------------
Total from investment operations                          (1.05)
-------------------------------------------------------------------
Net asset value, end of period                            $8.95
-------------------------------------------------------------------
TOTAL RETURN                                            (10.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .98%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .95%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .75%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                     19%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
190  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Columbia Wanger International Equities Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.36)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.33)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
-------------------------------------------------------------------
Net asset value, end of period                           $9.65
-------------------------------------------------------------------
TOTAL RETURN                                            (3.26%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.00%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.15%(d)
-------------------------------------------------------------------
Net investment income (loss)                             1.45%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $399
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.35)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.32)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
-------------------------------------------------------------------
Net asset value, end of period                           $9.66
-------------------------------------------------------------------
TOTAL RETURN                                            (3.20%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.71%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.40%(d)
-------------------------------------------------------------------
Net investment income (loss)                             1.08%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.07%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  191

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Columbia Wanger U.S. Equities Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .00(b)
Net gains (losses) (both realized and
 unrealized)                                              (1.04)
Increase from payment by affiliate                          .00(b)
-------------------------------------------------------------------
Total from investment operations                          (1.04)
-------------------------------------------------------------------
Net asset value, end of period                            $8.96
-------------------------------------------------------------------
TOTAL RETURN                                            (10.40%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                     1.13%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                   .97%(e)
-------------------------------------------------------------------
Net investment income (loss)                              (.29%)(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $467
-------------------------------------------------------------------
Portfolio turnover rate                                      1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                              (1.04)
Increase from payment by affiliate                          .00(b)
-------------------------------------------------------------------
Total from investment operations                          (1.05)
-------------------------------------------------------------------
Net asset value, end of period                            $8.95
-------------------------------------------------------------------
TOTAL RETURN                                            (10.50%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                     1.32%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  1.22%(e)
-------------------------------------------------------------------
Net investment income (loss)                              (.62%)(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--(g)
-------------------------------------------------------------------
Portfolio turnover rate                                      1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
192  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Eaton Vance Floating-Rate Income Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.54
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                              (.16)
-------------------------------------------------------------------
Total from investment operations                          (.13)
-------------------------------------------------------------------
Net asset value, end of period                           $9.41
-------------------------------------------------------------------
TOTAL RETURN                                             (2.18)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .87%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .58%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.09%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $674
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $9.54
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.24)
-------------------------------------------------------------------
Total from investment operations                          (.22)
-------------------------------------------------------------------
Net asset value, end of period                           $9.32
-------------------------------------------------------------------
TOTAL RETURN                                             (3.12)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.08%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .83%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.16%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  193

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Invesco International Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.51)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.48)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)
-------------------------------------------------------------------
Net asset value, end of period                           $9.49
-------------------------------------------------------------------
TOTAL RETURN                                            (4.81%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .96%(d)
-------------------------------------------------------------------
Net investment income (loss)                             1.50%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,325
-------------------------------------------------------------------
Portfolio turnover rate                                     3%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.52)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.49)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)
-------------------------------------------------------------------
Net asset value, end of period                           $9.49
-------------------------------------------------------------------
TOTAL RETURN                                            (4.87%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
-------------------------------------------------------------------
Total expenses                                           1.21%(d)
-------------------------------------------------------------------
Net investment income (loss)                             1.68%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     3%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
194  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - J.P. Morgan Core Bond Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                               .22
-------------------------------------------------------------------
Total from investment operations                           .24
-------------------------------------------------------------------
Net asset value, end of period                          $10.24
-------------------------------------------------------------------
TOTAL RETURN                                             2.40%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .67%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .55%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.34%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,533
-------------------------------------------------------------------
Portfolio turnover rate                                    34%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                               .22
-------------------------------------------------------------------
Total from investment operations                           .23
-------------------------------------------------------------------
Net asset value, end of period                          $10.23
-------------------------------------------------------------------
TOTAL RETURN                                             2.30%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .88%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .80%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .77%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                    34%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  195

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Jennison Mid Cap Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                              (.75)
-------------------------------------------------------------------
Total from investment operations                          (.74)
-------------------------------------------------------------------
Net asset value, end of period                           $9.26
-------------------------------------------------------------------
TOTAL RETURN                                            (7.40%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .96%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .82%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .90%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $645
-------------------------------------------------------------------
Portfolio turnover rate                                     4%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)
Net gains (losses) (both realized and
 unrealized)                                              (.75)
-------------------------------------------------------------------
Total from investment operations                          (.75)
-------------------------------------------------------------------
Net asset value, end of period                           $9.25
-------------------------------------------------------------------
TOTAL RETURN                                            (7.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.16%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.07%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .34%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     4%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $0.01 per share.
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
196  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - MFS Value Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.07)
-------------------------------------------------------------------
Total from investment operations                          (1.05)
-------------------------------------------------------------------
Net asset value, end of period                            $8.95
-------------------------------------------------------------------
TOTAL RETURN                                            (10.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .82%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .64%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.84%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,228
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .02
Net gains (losses) (both realized and
 unrealized)                                              (1.07)
-------------------------------------------------------------------
Total from investment operations                          (1.05)
-------------------------------------------------------------------
Net asset value, end of period                            $8.95
-------------------------------------------------------------------
TOTAL RETURN                                            (10.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.06%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .89%(c)
-------------------------------------------------------------------
Net investment income (loss)                              1.67%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                      2%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  197

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Marsico Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                              (.67)
Increase from payment by affiliate                         .00(b)
-------------------------------------------------------------------
Total from investment operations                          (.66)
-------------------------------------------------------------------
Net asset value, end of period                           $9.34
-------------------------------------------------------------------
TOTAL RETURN                                            (6.60%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                     .82%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .70%(e)
-------------------------------------------------------------------
Net investment income (loss)                             1.02%(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,188
-------------------------------------------------------------------
Portfolio turnover rate                                     6%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                              (.68)
Increase from payment by affiliate                         .00(b)
-------------------------------------------------------------------
Total from investment operations                          (.67)
-------------------------------------------------------------------
Net asset value, end of period                           $9.33
-------------------------------------------------------------------
TOTAL RETURN                                            (6.70%)(c)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(d)
Gross expenses prior to expense
 waiver/reimbursement                                     .98%(e)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                  .95%(e)
-------------------------------------------------------------------
Net investment income (loss)                              .49%(e)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(g)
-------------------------------------------------------------------
Portfolio turnover rate                                     6%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been the same as the total return presented in the table above.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(e) Annualized.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
198  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - Mondrian International Small Cap Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                              (.42)
-------------------------------------------------------------------
Total from investment operations                          (.39)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)
-------------------------------------------------------------------
Net asset value, end of period                           $9.60
-------------------------------------------------------------------
TOTAL RETURN                                            (3.88%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.32%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.31%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.42%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $235
-------------------------------------------------------------------
Portfolio turnover rate                                     0%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                              (.42)
-------------------------------------------------------------------
Total from investment operations                          (.39)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)
-------------------------------------------------------------------
Net asset value, end of period                           $9.60
-------------------------------------------------------------------
TOTAL RETURN                                            (3.93%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Total expenses                                           1.41%(c)
-------------------------------------------------------------------
Net investment income (loss)                             2.42%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                     0%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  199

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Morgan Stanley Global Real Estate Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04
Net gains (losses) (both realized and
 unrealized)                                              (.75)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.70)
-------------------------------------------------------------------
Net asset value, end of period                           $9.30
-------------------------------------------------------------------
TOTAL RETURN                                            (7.00%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.26%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  .86%(d)
-------------------------------------------------------------------
Net investment income (loss)                             2.82%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $294
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03
Net gains (losses) (both realized and
 unrealized)                                              (.75)
Increase from payment by affiliate                         .01
-------------------------------------------------------------------
Total from investment operations                          (.71)
-------------------------------------------------------------------
Net asset value, end of period                           $9.29
-------------------------------------------------------------------
TOTAL RETURN                                            (7.10%)(b)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.41%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.11%(d)
-------------------------------------------------------------------
Net investment income (loss)                             2.15%(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) During the period ended June 30, 2010, the Fund received a payment by an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.08%.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
200  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - NFJ Dividend Value Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .07
Net gains (losses) (both realized and
 unrealized)                                              (.91)
-------------------------------------------------------------------
Total from investment operations                          (.84)
-------------------------------------------------------------------
Net asset value, end of period                           $9.16
-------------------------------------------------------------------
TOTAL RETURN                                            (8.40%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .82%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .64%(c)
-------------------------------------------------------------------
Net investment income (loss)                             5.55%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,233
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .05
Net gains (losses) (both realized and
 unrealized)                                              (.90)
-------------------------------------------------------------------
Total from investment operations                          (.85)
-------------------------------------------------------------------
Net asset value, end of period                           $9.15
-------------------------------------------------------------------
TOTAL RETURN                                            (8.50%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.06%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .89%(c)
-------------------------------------------------------------------
Net investment income (loss)                             3.80%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                     1%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  201

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Partners Small Cap Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(b)
Net gains (losses) (both realized and
 unrealized)                                              (.99)
-------------------------------------------------------------------
Total from investment operations                          (.99)
-------------------------------------------------------------------
Net asset value, end of period                           $9.01
-------------------------------------------------------------------
TOTAL RETURN                                            (9.90%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.21%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                 1.07%(d)
-------------------------------------------------------------------
Net investment income (loss)                             (.07%)(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $358
-------------------------------------------------------------------
Portfolio turnover rate                                     6%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               (.01)
Net gains (losses) (both realized and
 unrealized)                                               (.99)
-------------------------------------------------------------------
Total from investment operations                          (1.00)
-------------------------------------------------------------------
Net asset value, end of period                            $9.00
-------------------------------------------------------------------
TOTAL RETURN                                            (10.00%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                     1.52%(d)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e)                                  1.32%(d)
-------------------------------------------------------------------
Net investment income (loss)                              (.54%)(d)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                      6%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) Rounds to less than $0.01 per share.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
202  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - PIMCO Mortgage-Backed Securities Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                               .24
-------------------------------------------------------------------
Total from investment operations                           .25
-------------------------------------------------------------------
Net asset value, end of period                          $10.25
-------------------------------------------------------------------
TOTAL RETURN                                             2.50%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .69%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .55%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .85%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $926
-------------------------------------------------------------------
Portfolio turnover rate                                   471%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(e)
Net gains (losses) (both realized and
 unrealized)                                               .24
-------------------------------------------------------------------
Total from investment operations                           .24
-------------------------------------------------------------------
Net asset value, end of period                          $10.24
-------------------------------------------------------------------
TOTAL RETURN                                             2.40%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .90%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .80%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .24%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                   471%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $0.01 per share.
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  203

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Pyramis International Equity Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.75)
-------------------------------------------------------------------
Total from investment operations                          (.73)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.01)
-------------------------------------------------------------------
Net asset value, end of period                           $9.26
-------------------------------------------------------------------
TOTAL RETURN                                            (7.34%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.10%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .96%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.39%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $815
-------------------------------------------------------------------
Portfolio turnover rate                                     6%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                              (.77)
-------------------------------------------------------------------
Total from investment operations                          (.75)
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.00)(e)
-------------------------------------------------------------------
Net asset value, end of period                           $9.25
-------------------------------------------------------------------
TOTAL RETURN                                            (7.49%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.24%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.21%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.59%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                     6%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $0.01 per share.
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
204  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


VP - UBS Large Cap Growth Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01
Net gains (losses) (both realized and
 unrealized)                                              (1.07)
-------------------------------------------------------------------
Total from investment operations                          (1.06)
-------------------------------------------------------------------
Net asset value, end of period                            $8.94
-------------------------------------------------------------------
TOTAL RETURN                                            (10.60%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                      .84%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .70%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .52%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $896
-------------------------------------------------------------------
Portfolio turnover rate                                      9%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                     $10.00
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .00(e)
Net gains (losses) (both realized and
 unrealized)                                              (1.07)
-------------------------------------------------------------------
Total from investment operations                          (1.07)
-------------------------------------------------------------------
Net asset value, end of period                            $8.93
-------------------------------------------------------------------
TOTAL RETURN                                            (10.70%)
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     1.00%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                   .95%(c)
-------------------------------------------------------------------
Net investment income (loss)                               .32%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--(f)
-------------------------------------------------------------------
Portfolio turnover rate                                      9%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $0.01 per share.
(f) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  205

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

VP - Wells Fargo Short Duration Government Fund


                                                     PERIOD ENDED
CLASS 1                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.02
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02
Net gains (losses) (both realized and
 unrealized)                                               .05
-------------------------------------------------------------------
Total from investment operations                           .07
-------------------------------------------------------------------
Net asset value, end of period                          $10.09
-------------------------------------------------------------------
TOTAL RETURN                                              .70%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .67%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .55%(c)
-------------------------------------------------------------------
Net investment income (loss)                             1.34%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                 $1,333
-------------------------------------------------------------------
Portfolio turnover rate                                   117%
-------------------------------------------------------------------



                                                     PERIOD ENDED
CLASS 2                                            JUNE 30, 2010(a)
PER SHARE DATA                                        (UNAUDITED)
Net asset value, beginning of period                    $10.02
-------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01
Net gains (losses) (both realized and
 unrealized)                                               .05
-------------------------------------------------------------------
Total from investment operations                           .06
-------------------------------------------------------------------
Net asset value, end of period                          $10.08
-------------------------------------------------------------------
TOTAL RETURN                                              .60%
-------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .85%(c)
-------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .80%(c)
-------------------------------------------------------------------
Net investment income (loss)                              .95%(c)
-------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--(e)
-------------------------------------------------------------------
Portfolio turnover rate                                   117%
-------------------------------------------------------------------


(a) For the period from May 7, 2010 (when shares became available) to June 30, 2010.
(b) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(e) Rounds to less than $1,000,000.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
206  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is a series of RiverSource Variable Series Trust, a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified (non-diversified for Variable Portfolio
(VP) - Morgan Stanley Global Real Estate Fund), open-end management investment company. Each Fund has unlimited authorized shares of beneficial interest.

The primary investment strategies of each Fund are as follows:

RiverSource VP - Limited Duration Bond Fund invests primarily in debt securities with short- and intermediate-term maturities and; corporate bonds, securities issued by the U.S. government, and mortgage and asset backed securities. On April 20, 2010, Columbia Management Investment Advisers, LLC (the Investment Manager) invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

RiverSource VP - Strategic Income Fund invests primarily in various fixed income investment categories including: high yield bonds, emerging markets bonds, floating rate loans, government and corporate bonds, mortgage- and asset-backed securities, Treasury inflation protected securities, international bonds and cash or cash equivalents. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - AllianceBernstein International Value Fund primarily invests in equity securities of foreign issuers that are believed to be undervalued and offer growth potential. The Fund may invest in both developed and emerging markets. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - American Century Diversified Bond Fund invests primarily in bonds and other debt securities including securities issued by the U.S. government, corporate bonds and mortgage- and asset-backed securities. On April 20, 2010, the Investment Manager invested $24,000 (1,900 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - American Century Growth Fund invests primarily in common stocks of larger-sized U.S. companies selected for their growth prospects. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Columbia Wanger International Equities Fund invests primarily in equity securities of foreign issuers of companies in both developed and in emerging markets and invests a majority of its assets in small- and mid-sized companies. On May 3, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Columbia Wanger U.S. Equities Fund invests a majority of its assets in equity securities of small and mid-sized U.S. companies. On May 3, 2010, the Investment Manager invested $12,500 (750 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Eaton Vance Floating-Rate Income Fund invests primarily in income producing floating rate loans and other floating rate debt securities. These debt obligations will generally be rated non-investment grade by recognized rating agencies (similar to "junk bonds") or, if unrated, be considered by the Investment Manager to be of comparable quality. On April 20, 2010, the Investment Manager invested $525,000 (52,000 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Invesco International Growth Fund primarily invests in equity securities of foreign issuers. The Fund will normally invest in securities of companies located in at least three countries outside the U.S., emphasizing investment in companies in the developed countries of Western Europe and the Pacific Basin. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - J.P. Morgan Core Bond Fund invests primarily in bonds and other debt securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.


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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VP - Jennison Mid Cap Growth Fund invests primarily in the equity securities of mid-capitalization companies with a market capitalization that falls within the range of the companies that comprise the Russell Midcap(R) Growth Index. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - MFS Value Fund invests primarily in the stocks of companies that are believed to be undervalued compared to their perceived worth (value companies). Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Marsico Growth Fund invests primarily in equity securities of large capitalization companies with a market capitalization greater than $5 billion at the time of purchase. On May 3, 2010, the Investment Manager invested $12,500 (750 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Mondrian International Small Cap Fund invests primarily in equity securities of non-U.S. small cap companies whose market capitalization falls within the range of companies in the Morgan Stanley Capital International World Ex-U.S. Small Cap Index. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Morgan Stanley Global Real Estate Fund invests primarily in equity and equity-related securities issued by companies in the real estate industry located throughout the world. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - NFJ Dividend Value Fund invests primarily in equity securities of companies that pay or are expected to pay dividends. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Partners Small Cap Growth Fund invests primarily in the equity securities of small-capitalization companies with a market capitalization of up to $2.5 billion, or that fall within the range of the Russell 2000((R) )Growth Index. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - PIMCO Mortgage-Backed Securities Fund invests primarily in mortgage-related fixed income instruments. These instruments have varying maturities and include but are not limited to mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities and mortgage dollar rolls, and may be represented by forwards or derivatives such as options, futures contracts or swap agreements. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Pyramis International Equity Fund invests primarily in equity securities of foreign issuers located or traded in countries other than the U.S. that are believed to offer strong growth potential whose market compilizations fall within the range of the companies that comprise the Morgan Stanley Capital International EAFE index. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - UBS Large Cap Growth Fund invests primarily in equity securities of large capitalization U.S. companies with a market capitalization greater than $3 billion at the time of purchase. On April 20, 2010, the Investment Manager invested $7,500 (250 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

VP - Wells Fargo Short Duration Government Fund invests primarily in U.S. Government obligations, including debt securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or government-sponsored entities. On April 20, 2010, the Investment Manager invested $23,500 (1,850 shares for Class 1 and 500 shares for Class 2) which represented the initial capital for each class at $10 per share.

At June 30, 2010, the Investment Manager owned 100% of Class 2 shares for each Fund.

Each Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the

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208  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

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Distributor). You may not buy (nor will you own) shares of the Funds directly.
You invest by participating in a qualified plan or buying a contract and making allocations to one or more Funds.

Each class of shares has identical voting, dividend and liquidation rights and has separate class specific expenses. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by each Fund's Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, the parent company of the Investment Manager, as administrator to the Funds, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available. Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2010, foreign currency holdings were as follows:

  RiverSource VP - Strategic Income Fund consisted of multiple denominations.
  VP - AllianceBernstein International Value Fund consisted of multiple denominations.
  VP - American Century Diversified Bond Fund was entirely comprised of European monetary units.
  VP - Columbia Wanger International Equities Fund consisted of multiple denominations, primarily Israeli new shekels.
  VP - Invesco International Growth Fund consisted of multiple denominations, primarily British pounds.


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             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  209

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

  VP - Mondrian International Small Cap Fund was comprised of European monetary units and British pounds.
  VP - Morgan Stanley Global Real Estate Fund consisted of multiple denominations, primarily European monetary units.
  VP - Pyramis International Equity Fund was comprised of Australian dollars and European monetary units.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

INVESTMENTS IN LOANS
The senior loans acquired by the Funds typically take the form of a direct lending relationship with the borrower acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership, or, if not FDIC insured, enters into bankruptcy, the Funds may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Loans are typically secured but may be unsecured. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. Each Fund designates cash or liquid securities at least equal to the amount of its forward-commitments. At June 30, 2010, the outstanding when-issued securities and other forward-commitments for the Funds are as follows:

                                                                  WHEN-ISSUED         OTHER
FUND                                                              SECURITIES   FORWARD-COMMITMENTS
--------------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                     $  9,012,550      $         --
RiverSource VP -- Strategic Income Fund                               560,588                --
VP -- American Century Diversified Bond Fund                       16,813,376        89,803,156
VP -- Eaton Vance Floating-Rate Income Fund                         2,744,000       178,161,942
VP -- J.P. Morgan Core Bond Fund                                  120,381,195         8,004,516
VP -- PIMCO Mortgage-Backed Securities Fund                       548,852,727        49,052,209


Certain Funds also may enter into transactions to sell purchase commitments to third parties at current market values and concurrently acquire other purchase commitments for similar securities at later dates. As an inducement for the Funds to "roll over" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. The Funds record the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Losses may arise due to changes in the value of the securities or if a counterparty does not perform under the terms of the agreement. If a counterparty files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. RiverSource VP - Limited Duration Bond Fund entered into mortgage dollar roll transactions during the period ended June 30, 2010.

FORWARD SALE COMMITMENTS
Certain Funds may enter into forward sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. During the time a forward sale commitment is outstanding, equivalent deliverable securities, or an offsetting forward purchase commitment deliverable on or before the sale commitment date, are used to satisfy the commitment.

Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation of securities" above. The forward sale commitment is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into. Forward sale commitments outstanding at period end are listed in the

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210  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

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Notes to Portfolio of Investments. At June 30, 2010, VP - PIMCO Mortgage-Backed
Securities Fund had outstanding forward sale commitments.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
For federal income tax purposes, each Fund is treated as a separate entity.

VP - American Century Growth Fund, VP - Columbia Wanger U.S. Equities Fund,
VP - Jennison Mid Cap Growth Fund, VP - MFS Value Fund, VP - Marsico Growth Fund, VP - NFJ Dividend Value Fund, VP - Partners Small Cap Growth Fund and
VP - UBS Large Cap Growth Fund are treated as partnerships for federal income tax purposes, and these Funds do not expect to make regular distributions. These Funds will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of these Funds are subject to tax on their distributive share of each Fund's income and loss. The components of each of these Funds' net assets are reported at the partner level for tax purposes, and therefore, are not presented in the Statements of Assets and Liabilities.

RiverSource VP - Limited Duration Bond Fund, RiverSource VP - Strategic Income Fund, VP - AllianceBernstein International Value Fund, VP - American Century Diversified Bond Fund, VP - Columbia Wanger International Equities Fund,
VP - Eaton Vance Floating-Rate Income Fund, VP - Invesco International Growth Fund, VP - J.P. Morgan Core Bond Fund, VP - Mondrian International Small Cap Fund, VP - Morgan Stanley Global Real Estate Fund, VP - PIMCO Mortgage-Backed Securities Fund, VP - Pyramis International Equity Fund and VP - Wells Fargo Short Duration Government Fund are each treated as a separate regulated investment company for federal income tax purposes. Each of these Funds' policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies (RICs) and to distribute substantially all of its taxable income (which includes net short-term capital gains) to the subaccounts. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. Each Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SUBACCOUNTS
Distributions to the subaccounts are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared and distributed quarterly, when available, for VP - AllianceBernstein International Value Fund,
VP - Columbia Wanger International Equities Fund, VP - Invesco International Growth Fund, VP - Mondrian International Small Cap Fund and VP - Pyramis International Equity Fund. Dividends from net investment income are declared and distributed annually, when available, for RiverSource VP - Limited Duration Bond Fund, RiverSource VP - Strategic Income Fund, VP - American Century Diversified Bond Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - J.P. Morgan Core Bond Fund, VP - Morgan Stanley Global Real Estate Fund, VP - PIMCO Mortgage-Backed Securities Fund and VP - Wells Fargo Short Duration Government Fund. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to RICs.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

VP - Morgan Stanley Global Real Estate Fund receives distributions from holdings in real estate investment trusts (REITs) which report information on the character components of their distributions annually. REIT distributions are allocated to

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NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

The Funds may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Funds may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Funds to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Funds' securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Funds will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS
The Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities, interest rates or foreign currencies. The Funds may also buy and write put and call options on these futures contracts. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Upon entering into futures contracts, the Funds bear the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

OPTION TRANSACTIONS
The Funds may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter (OTC) markets to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments. The Funds may also buy and sell put and call options and write covered call options on portfolio securities. Options are contracts which entitle the holder to purchase or sell securities or other financial instruments at a specified price, or in the case of index options, to receive or pay the difference between the index value and the strike price of the index option. Completion of transactions for options traded in the OTC market depends upon the performance of the other party. Cash collateral may be collected or posted by the Funds to secure certain OTC options trades. Cash collateral held or posted by the Funds for such option trades must be returned to the counterparty or the Funds upon closure, exercise or expiration of the contract.


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Option contracts purchased are recorded as investments and options contracts written are recorded as liabilities of the Funds. Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the NYSE. The Funds will realize a gain or loss when the option transaction expires or is exercised. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. A Fund's maximum payout in the case of written put option contracts represents the maximum potential amount of future payments (undiscounted) that the Fund could be required to make as a guarantor for written put options. The maximum payout amount may be offset by the subsequent sale, if any, of assets obtained upon the exercise of the put options by holders of the option contracts or proceeds received upon entering into the contracts. For OTC options contracts, the transaction is also subject to counterparty credit risk. The maximum payout amount for written put options on VP - PIMCO Mortgage-Backed Securities Fund was $46,964,000 for the period ended June 30, 2010.

INTEREST RATE SWAP TRANSACTIONS
Certain Funds may enter into interest rate swap transactions to produce incremental earnings, or to gain exposure to or protect itself from market rate changes, or to synthetically add or subtract principal exposure to a market. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into interest rate swaps include a lack of correlation between the swaps and the portfolio of bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swaps to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions taken. The Funds' maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life to the extent that such amount is positive, plus the cost of entering into a similar transaction with another counterparty.

The Funds attempt to mitigate counterparty credit risk by entering into interest rate swap transactions only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager. The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor (on a daily basis) the net market value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net market value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty is required to post cash and/or securities as collateral. Market values of derivatives transactions presented in the financial statements are not netted with the market values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  213

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of each Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; the impact of derivative transactions on each Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolios of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any. Tables are presented only for those funds which had derivatives outstanding at June 30, 2010, or which had derivatives transactions during the period ended June 30, 2010.

RiverSource VP - Limited Duration Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                        ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                             ---------------------------------------  ---------------------------------------------
                                 STATEMENT OF ASSETS                      STATEMENT OF ASSETS
                                   AND LIABILITIES                          AND LIABILITIES
RISK EXPOSURE CATEGORY                 LOCATION           FAIR VALUE            LOCATION           FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
                                                                      Net assets -- unrealized
Interest rate contracts      N/A                              N/A     depreciation on investments  $1,727,340*
-------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


             AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
--------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
--------------------------------------------------------------------------------------------
Interest rate contracts                                                          $--
--------------------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                                         FUTURES
----------------------------------------------------------------------------------------------
Interest rate contracts                                                      $(1,727,340)
----------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
The gross notional amount of long and short contracts outstanding was approximately $286.7 million and $199.5 million, respectively, at June 30, 2010. The monthly average gross notional amounts for long and short contracts was $143.4 million and $99.8 million, respectively, for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

RiverSource VP - Strategic Income Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Unrealized depreciation on
                                                                        forward foreign currency
Foreign exchange contracts    N/A                               N/A     contracts                      $ 72,392
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
Interest rate contracts       N/A                               N/A     depreciation on investments      47,544*
----------------------------------------------------------------------------------------------------------------------
Total                                                          $ --                                    $119,936
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.


--------------------------------------------------------------------------------
214  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
                                                                 FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                         CURRENCY CONTRACTS  FUTURES    TOTAL
----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                          $606,006         $--    $606,006
----------------------------------------------------------------------------------------------------------
Interest rate contracts                                                   --          --    $     --
----------------------------------------------------------------------------------------------------------
Total                                                               $606,006         $--    $606,006
----------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
                                                               FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                       CURRENCY CONTRACTS   FUTURES    TOTAL
----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                        $(72,392)      $     --  $ (72,392)
----------------------------------------------------------------------------------------------------------
Interest rate contracts                                                 --        (47,544) $ (47,544)
----------------------------------------------------------------------------------------------------------
Total                                                             $(72,392)      $(47,544) $(119,936)
----------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $6.2 million at June 30, 2010. The monthly average gross notional amount for these contracts was $5.3 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of short contracts outstanding was approximately $4.9 million at June 30, 2010. The monthly average gross notional amounts for short contracts was $2.5 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

VP - AllianceBernstein International Value Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                        ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                             ---------------------------------------  ---------------------------------------------
                                 STATEMENT OF ASSETS                      STATEMENT OF ASSETS
                                   AND LIABILITIES                          AND LIABILITIES
RISK EXPOSURE CATEGORY                 LOCATION           FAIR VALUE            LOCATION           FAIR VALUE
-------------------------------------------------------------------------------------------------------------------
                             Net assets -- unrealized
Equity contracts             appreciation on investments  $  230,887* N/A                                 N/A
-------------------------------------------------------------------------------------------------------------------
                             Unrealized appreciation on               Unrealized depreciation on
                             forward foreign currency                 forward foreign currency
Foreign exchange contracts   contracts                     3,413,119  contracts                     2,771,321
-------------------------------------------------------------------------------------------------------------------
Total                                                     $3,644,006                               $2,771,321
-------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------------
                                                             FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                     CURRENCY CONTRACTS    FUTURES       TOTAL
-------------------------------------------------------------------------------------------------------------
Equity contracts                                                $     --       $(2,456,709) $(2,456,709)
-------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                       319,048                --  $   319,048
-------------------------------------------------------------------------------------------------------------
Total                                                           $319,048       $(2,456,709) $(2,137,661)
-------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  215

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
                                                                FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                        CURRENCY CONTRACTS   FUTURES    TOTAL
----------------------------------------------------------------------------------------------------------
Equity contracts                                                   $     --       $230,887  $230,887
----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                          641,798             --  $641,798
----------------------------------------------------------------------------------------------------------
Total                                                              $641,798       $230,887  $872,685
----------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $372.7 million at June 30, 2010. The monthly average gross notional amount for these contracts was $288.6 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long contracts outstanding was approximately $16 million at June 30, 2010. The monthly average gross notional amounts for long contracts was $34.9 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

VP - American Century Diversified Bond Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation on
                              forward foreign currency
Foreign exchange contracts    contracts                      $101,960   N/A                               N/A
----------------------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $--
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                    $101,960
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
Transactions in forward foreign currency contracts for the period ended June 30, 2010 were limited to the opening of the contract outstanding at the end of the period, which had a gross notional amount of $9.6 million.

VP - Columbia Wanger International Equities Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation on                Unrealized depreciation on
                              forward foreign currency                  forward foreign currency
Foreign exchange contracts    contracts                       $5,807    contracts                       $8,256
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
216  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                   $(1,063,850)
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                     $(2,449)
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $1.4 million at June 30, 2010. The monthly average gross notional amount for these contracts was $2.1 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

VP - Invesco International Growth Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                   $(6,276,564)
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $--
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $13.4 million for the period ended June 30, 2010.

VP - MFS Value Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                    $254,472
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $--
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $2.5 million for the period ended June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  217

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VP - Mondrian International Small Cap Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation on                Unrealized depreciation on
                              forward foreign currency                  forward foreign currency
Foreign exchange contracts    contracts                        $155     contracts                        $123
----------------------------------------------------------------------------------------------------------------------


EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-----------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                             FORWARD FOREIGN CURRENCY CONTRACTS
-----------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                      $192,032
-----------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $32
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $192,000 at June 30, 2010. The monthly average gross notional amount for these contracts was $340,000 for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

VP - Morgan Stanley Global Real Estate Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                     $23,138
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                           FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                                       $--
---------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $157,000 for the period ended June 30, 2010.

VP - PIMCO Mortgage-Backed Securities Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation on                Options contracts written,
Interest rate contracts       swap transactions             $1,336,935  at value                       $338,922
----------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
218  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                    AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
---------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                       FUTURES  OPTIONS    SWAPS      TOTAL
---------------------------------------------------------------------------------------------------------
Interest rate contracts                                     $243,938    $--    $(775,555) $(531,617)
---------------------------------------------------------------------------------------------------------




           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
----------------------------------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                                    FUTURES   OPTIONS      SWAPS       TOTAL
----------------------------------------------------------------------------------------------------------
Interest rate contracts                                     $--    $(156,467) $1,336,935  $1,180,468
----------------------------------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FUTURES
At June 30, 2010, the Fund had no outstanding futures contracts. During the period ended June 30, 2010, the Fund entered into, and subsequently closed, two short futures contracts.

OPTIONS
The gross notional amount of contracts outstanding was approximately $47 million at June 30, 2010. The monthly average gross notional amount for these contracts was $47 million for the period ended June 30, 2010.

SWAPS
The gross notional amount of contracts outstanding was approximately $19.1 million at June 30, 2010. The monthly average gross notional amount for these contracts was $9.6 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

VP - Pyramis International Equity Fund

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010


                                          ASSET DERIVATIVES                          LIABILITY DERIVATIVES
                              ----------------------------------------  ----------------------------------------------
                                   STATEMENT OF ASSETS                       STATEMENT OF ASSETS
                                     AND LIABILITIES                           AND LIABILITIES
RISK EXPOSURE CATEGORY                  LOCATION            FAIR VALUE            LOCATION            FAIR VALUE
----------------------------------------------------------------------------------------------------------------------
                                                                        Net assets -- unrealized
Equity contracts              N/A                                 N/A   depreciation on investments   $1,162,980*
----------------------------------------------------------------------------------------------------------------------
                              Unrealized appreciation on                Unrealized depreciation on
                              forward foreign currency                  forward foreign currency
Foreign exchange contracts    contracts                        30,085   contracts                          8,352
----------------------------------------------------------------------------------------------------------------------
Total                                                         $30,085                                 $1,171,332
----------------------------------------------------------------------------------------------------------------------


* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Futures Contracts Outstanding table following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE PERIOD ENDED JUNE 30, 2010


                     AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------------------------------------
                                                              FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                      CURRENCY CONTRACTS    FUTURES      TOTAL
------------------------------------------------------------------------------------------------------------
Equity contracts                                                $       --      $1,043,905  $1,043,905
------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                       3,513,684              --  $3,513,684
------------------------------------------------------------------------------------------------------------
Total                                                           $3,513,684      $1,043,905  $4,557,589
------------------------------------------------------------------------------------------------------------




             CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------------------------------------------------
                                                             FORWARD FOREIGN
RISK EXPOSURE CATEGORY                                     CURRENCY CONTRACTS    FUTURES       TOTAL
-------------------------------------------------------------------------------------------------------------
Equity contracts                                                 $    --       $(1,162,980) $(1,162,980)
-------------------------------------------------------------------------------------------------------------
Foreign exchange contracts                                        21,733                --  $    21,733
-------------------------------------------------------------------------------------------------------------
Total                                                            $21,733       $(1,162,980) $(1,141,247)
-------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  219

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
The gross notional amount of contracts outstanding was approximately $6.4 million at June 30, 2010. The monthly average gross notional amount for these contracts was $6.1 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

FUTURES
The gross notional amount of long contracts outstanding was approximately $26.3 million at June 30, 2010. The monthly average gross notional amounts for long contracts was $16.6 million for the period ended June 30, 2010. The fair value of such contracts at June 30, 2010 is set forth in the table above.

4. EXPENSES

INVESTMENT MANAGEMENT SERVICES FEES
The Funds have an Investment Management Services Agreement with the Investment Manager for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is an annual fee that is equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                                                        PERCENTAGE RANGE
--------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                                 0.48% to 0.29%
RiverSource VP -- Strategic Income Fund                                      0.57% to 0.39%
VP -- AllianceBernstein International Value Fund                             0.85% to 0.70%
VP -- American Century Diversified Bond Fund                                 0.48% to 0.40%
VP -- American Century Growth Fund                                           0.65% to 0.50%
VP -- Columbia Wanger International Equities Fund                            0.95% to 0.85%
VP -- Columbia Wanger U.S. Equities Fund                                     0.90% to 0.80%
VP -- Eaton Vance Floating-Rate Income Fund                                  0.63% to 0.53%
VP -- Invesco International Growth Fund                                      0.85% to 0.70%
VP -- J.P. Morgan Core Bond Fund                                             0.48% to 0.40%
VP -- Jennison Mid Cap Growth Fund                                           0.75% to 0.65%
VP -- MFS Value Fund                                                         0.65% to 0.50%
VP -- Marsico Growth Fund                                                    0.65% to 0.50%
VP -- Mondrian International Small Cap Fund                                  0.95% to 0.85%
VP -- Morgan Stanley Global Real Estate Fund                                 0.85% to 0.75%
VP -- NFJ Dividend Value Fund                                                0.65% to 0.50%
VP -- Partners Small Cap Growth Fund                                         0.90% to 0.80%
VP -- PIMCO Mortgage-Backed Securities Fund                                  0.48% to 0.40%
VP -- Pyramis International Equity Fund                                      0.85% to 0.70%
VP -- UBS Large Cap Growth Fund                                              0.65% to 0.50%
VP -- Wells Fargo Short Duration Government Fund                             0.48% to 0.40%




--------------------------------------------------------------------------------
220  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The management fee for the period ended June 30, 2010, was the following percentage of each Fund's average daily net assets:

FUND                                                                           PERCENTAGE
-----------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                                      0.48%
RiverSource VP -- Strategic Income Fund                                           0.53%
VP -- AllianceBernstein International Value Fund                                  0.85%
VP -- American Century Diversified Bond Fund                                      0.48%
VP -- American Century Growth Fund                                                0.65%
VP -- Columbia Wanger International Equities Fund                                 0.90%
VP -- Columbia Wanger U.S. Equities Fund                                          0.85%
VP -- Eaton Vance Floating-Rate Income Fund                                       0.63%
VP -- Invesco International Growth Fund                                           0.85%
VP -- J.P. Morgan Core Bond Fund                                                  0.48%
VP -- Jennison Mid Cap Growth Fund                                                0.75%
VP -- MFS Value Fund                                                              0.65%
VP -- Marsico Growth Fund                                                         0.65%
VP -- Mondrian International Small Cap Fund                                       0.95%
VP -- Morgan Stanley Global Real Estate Fund                                      0.85%
VP -- NFJ Dividend Value Fund                                                     0.65%
VP -- Partners Small Cap Growth Fund                                              0.90%
VP -- PIMCO Mortgage-Backed Securities Fund                                       0.48%
VP -- Pyramis International Equity Fund                                           0.85%
VP -- UBS Large Cap Growth Fund                                                   0.65%
VP -- Wells Fargo Short Duration Government Fund                                  0.48%


SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements to subadvise the assets of each Fund with the following subadvisors:

FUND                                                       SUBADVISER
--------------------------------------------------------------------------------------------
VP -- AllianceBernstein International Value Fund           AllianceBernstein L.P.
                                                           American Century Investment
VP -- American Century Diversified Bond Fund               Management, Inc.
                                                           American Century Investment
VP -- American Century Growth Fund                         Management, Inc.
                                                           Columbia Wanger Asset Management
VP -- Columbia Wanger International Equities Fund          LLC*
                                                           Columbia Wanger Asset Management
VP -- Columbia Wanger U.S. Equities Fund                   LLC*
VP -- Eaton Vance Floating-Rate Income Fund                Eaton Vance Management
VP -- Invesco International Growth Fund                    Invesco Advisers, Inc.
                                                           J.P Morgan Investment Management
VP -- J.P. Morgan Core Bond Fund                           Inc.
VP -- Jennison Mid Cap Growth Fund                         Jennison Associates LLC
                                                           Massachusettes Financial Services
VP -- MFS Value Fund                                       Company
VP -- Marsico Growth Fund                                  Marsico Capital Management, LLC
                                                           Mondrian Investment Partners
VP -- Mondrian International Small Cap Fund                Limited
                                                           Morgan Stanley Investment
VP -- Morgan Stanley Global Real Estate Fund               Management Inc.
VP -- NFJ Dividend Value Fund                              NFJ Investment Group LLC
VP -- Partners Small Cap Growth Fund                       TCW Investment Management Company
                                                           The London Company**
                                                           Wells Capital Management Company
                                                           Pacific Investment Management
VP -- PIMCO Mortgage-Backed Securities Fund                Company LLC
VP -- Pyramis International Equity Fund                    Pyramis Global Advisors, LLC
                                                           UBS Global Asset Management
VP -- UBS Large Cap Growth Fund                            (Americas) Inc.
                                                           Wells Capital Management
VP -- Wells Fargo Short Duration Government Fund           Incorporated


 *A wholly-owned subsidiary of the Investment Manager.
**London Company of Virginia, doing business as The London Company.

New investments in VP - Partners Small Cap Growth Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the Fund's shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  221

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The Investment Manager contracts with and compensates each subadviser to manage the investment of the respective Funds' assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The percentage range for each Fund and the percentage of each Fund's average daily net assets for the period ended June 30, 2010, were as follows:

FUND                                                                PERCENTAGE RANGE  PERCENTAGE
------------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                        0.070% to 0.040%     0.07%
RiverSource VP -- Strategic Income Fund                             0.070% to 0.040%     0.07%
VP -- AllianceBernstein International Value Fund                    0.080% to 0.050%     0.08%
VP -- American Century Diversified Bond Fund                        0.070% to 0.040%     0.07%
VP -- American Century Growth Fund                                  0.060% to 0.030%     0.06%
VP -- Columbia Wanger International Equities Fund                   0.080% to 0.050%     0.08%
VP -- Columbia Wanger U.S. Equities Fund                            0.080% to 0.050%     0.08%
VP -- Eaton Vance Floating-Rate Income Fund                         0.070% to 0.040%     0.07%
VP -- Invesco International Growth Fund                             0.080% to 0.050%     0.08%
VP -- J.P. Morgan Core Bond Fund                                    0.070% to 0.040%     0.07%
VP -- Jennison Mid Cap Growth Fund                                  0.060% to 0.030%     0.06%
VP -- MFS Value Fund                                                0.060% to 0.030%     0.06%
VP -- Marsico Growth Fund                                           0.060% to 0.030%     0.06%
VP -- Mondrian International Small Cap Fund                         0.080% to 0.050%     0.08%
VP -- Morgan Stanley Global Real Estate Fund                        0.080% to 0.050%     0.08%
VP -- NFJ Dividend Value Fund                                       0.060% to 0.030%     0.06%
VP -- Partners Small Cap Growth Fund                                0.080% to 0.050%     0.08%
VP -- PIMCO Mortgage-Backed Securities Fund                         0.070% to 0.040%     0.07%
VP -- Pyramis International Equity Fund                             0.080% to 0.050%     0.08%
VP -- UBS Large Cap Growth Fund                                     0.060% to 0.030%     0.06%
VP -- Wells Fargo Short Duration Government Fund                    0.070% to 0.040%     0.07%


OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to each Fund and the Board. For the period ended June 30, 2010, there were no expenses incurred for these particular items.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of each Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource, Seligman and Threadneedle funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
The Funds have a Transfer Agency and Servicing Agreement with Columbia Management Investment Services Corp. (the Transfer Agent). The fee under this agreement is uniform for each of the Funds at an annual rate of 0.06% of each Fund's average daily net assets. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

DISTRIBUTION FEES
The Funds have an agreement with the Distributor for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.25% attributable to Class 2 shares of each Fund's average daily net assets.


--------------------------------------------------------------------------------
222  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the period ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), were as follows:

FUND                                                                       CLASS 1  CLASS 2
-------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                                 0.54%    0.79%
RiverSource VP -- Strategic Income Fund                                      0.58%    0.83%
VP -- AllianceBernstein International Value Fund                             0.92%    1.17%
VP -- American Century Diversified Bond Fund                                 0.55%    0.80%
VP -- American Century Growth Fund                                           0.70%    0.95%
VP -- Columbia Wanger International Equities Fund                            1.15%    1.40%
VP -- Columbia Wanger U.S. Equities Fund                                     0.97%    1.22%
VP -- Eaton Vance Floating-Rate Income Fund                                  0.58%    0.83%
VP -- Invesco International Growth Fund                                      0.96%      --%
VP -- J.P. Morgan Core Bond Fund                                             0.55%    0.80%
VP -- Jennison Mid Cap Growth Fund                                           0.82%    1.07%
VP -- MFS Value Fund                                                         0.64%    0.89%
VP -- Marsico Growth Fund                                                    0.70%    0.95%
VP -- Mondrian International Small Cap Fund                                  1.31%      --%
VP -- Morgan Stanley Global Real Estate Fund                                 0.86%    1.11%
VP -- NFJ Dividend Value Fund                                                0.64%    0.89%
VP -- Partners Small Cap Growth Fund                                         1.07%    1.32%
VP -- PIMCO Mortgage-Backed Securities Fund                                  0.55%    0.80%
VP -- Pyramis International Equity Fund                                      0.96%    1.21%
VP -- UBS Large Cap Growth Fund                                              0.70%    0.95%
VP -- Wells Fargo Short Duration Government Fund                             0.55%    0.80%


The transfer agency fees and other expenses waived/reimbursed at the class level were as follows:

FUND                                                                       CLASS 1  CLASS 2
-------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                              $ 88,227    $ 1
RiverSource VP -- Strategic Income Fund                                     34,928      1
VP -- AllianceBernstein International Value Fund                            64,438      1
VP -- American Century Diversified Bond Fund                                84,763      1
VP -- American Century Growth Fund                                          93,636      1
VP -- Columbia Wanger International Equities Fund                           29,423      1
VP -- Columbia Wanger U.S. Equities Fund                                    34,518      1
VP -- Eaton Vance Floating-Rate Income Fund                                 44,370      1
VP -- Invesco International Growth Fund                                    139,373     --
VP -- J.P. Morgan Core Bond Fund                                            83,106      1
VP -- Jennison Mid Cap Growth Fund                                          44,950      1
VP -- MFS Value Fund                                                        60,442      1
VP -- Marsico Growth Fund                                                   87,368      1
VP -- Mondrian International Small Cap Fund                                  3,516     --
VP -- Morgan Stanley Global Real Estate Fund                                20,465      1
VP -- NFJ Dividend Value Fund                                               60,631      1
VP -- Partners Small Cap Growth Fund                                        13,984      1
VP -- PIMCO Mortgage-Backed Securities Fund                                 60,189      1
VP -- Pyramis International Equity Fund                                     53,031      1
VP -- UBS Large Cap Growth Fund                                             65,573      1
VP -- Wells Fargo Short Duration Government Fund                            87,214      1




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  223

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The management fees waived/reimbursed at the Fund level were as follows:

FUND
----------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                                    $ 67,965
RiverSource VP -- Strategic Income Fund                                           61,707
VP -- AllianceBernstein International Value Fund                                 127,552
VP -- American Century Diversified Bond Fund                                      75,520
VP -- American Century Growth Fund                                                83,352
VP -- Columbia Wanger International Equities Fund                                363,649
VP -- Columbia Wanger U.S. Equities Fund                                          52,208
VP -- Eaton Vance Floating-Rate Income Fund                                      158,868
VP -- Invesco International Growth Fund                                               --
VP -- J.P. Morgan Core Bond Fund                                                  78,336
VP -- Jennison Mid Cap Growth Fund                                                53,916
VP -- MFS Value Fund                                                             113,380
VP -- Marsico Growth Fund                                                         82,822
VP -- Mondrian International Small Cap Fund                                           --
VP -- Morgan Stanley Global Real Estate Fund                                     108,465
VP -- NFJ Dividend Value Fund                                                    113,484
VP -- Partners Small Cap Growth Fund                                              17,315
VP -- PIMCO Mortgage-Backed Securities Fund                                       74,373
VP -- Pyramis International Equity Fund                                           59,918
VP -- UBS Large Cap Growth Fund                                                   78,669
VP -- Wells Fargo Short Duration Government Fund                                  80,494


The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until April 30, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), will not exceed the following percentage of each Fund's average daily net assets:

FUND                                                                       CLASS 1  CLASS 2
-------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                                 0.54%    0.79%
RiverSource VP -- Strategic Income Fund                                      0.58%    0.83%
VP -- AllianceBernstein International Value Fund                             0.92%    1.17%
VP -- American Century Diversified Bond Fund                                 0.55%    0.80%
VP -- American Century Growth Fund                                           0.70%    0.95%
VP -- Columbia Wanger International Equities Fund                            1.15%    1.40%
VP -- Columbia Wanger U.S. Equities Fund                                     0.97%    1.22%
VP -- Eaton Vance Floating-Rate Income Fund                                  0.58%    0.83%
VP -- Invesco International Growth Fund                                      0.96%    1.21%
VP -- J.P. Morgan Core Bond Fund                                             0.55%    0.80%
VP -- Jennison Mid Cap Growth Fund                                           0.82%    1.07%
VP -- MFS Value Fund                                                         0.64%    0.89%
VP -- Marsico Growth Fund                                                    0.70%    0.95%
VP -- Mondrian International Small Cap Fund                                  1.31%    1.56%
VP -- Morgan Stanley Global Real Estate Fund                                 0.86%    1.11%
VP -- NFJ Dividend Value Fund                                                0.64%    0.89%
VP -- Partners Small Cap Growth Fund                                         1.07%    1.32%
VP -- PIMCO Mortgage-Backed Securities Fund                                  0.55%    0.80%
VP -- Pyramis International Equity Fund                                      0.96%    1.21%
VP -- UBS Large Cap Growth Fund                                              0.70%    0.95%
VP -- Wells Fargo Short Duration Government Fund                             0.55%    0.80%


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.


--------------------------------------------------------------------------------
224  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

For the period from May 7, 2010 (when shares became available) to June 30, 2010, cost of purchases and proceeds from sales (other than short-term obligations but including any applicable mortgage dollar rolls) aggregated for each Fund were as follows:

FUND                                                                 PURCHASES       PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                      $1,594,119,163  $   33,687,293
RiverSource VP -- Strategic Income Fund                              684,095,719       3,424,018
VP -- AllianceBernstein International Value Fund                   1,044,351,936      38,754,809
VP -- American Century Diversified Bond Fund                       2,123,472,772     482,039,515
VP -- American Century Growth Fund                                 1,677,412,626     237,420,834
VP -- Columbia Wanger International Equities Fund                    382,327,914       4,893,695
VP -- Columbia Wanger U.S. Equities Fund                             516,180,958       4,197,515
VP -- Eaton Vance Floating-Rate Income Fund                          651,814,456       4,946,146
VP -- Invesco International Growth Fund                            1,292,538,446      27,535,868
VP -- J.P. Morgan Core Bond Fund                                   1,766,835,880     377,173,291
VP -- Jennison Mid Cap Growth Fund                                   692,842,506      21,582,740
VP -- MFS Value Fund                                               1,296,953,630      19,697,787
VP -- Marsico Growth Fund                                          1,248,053,561      59,031,147
VP -- Mondrian International Small Cap Fund                          225,916,452         250,713
VP -- Morgan Stanley Global Real Estate Fund                         296,307,576       1,553,414
VP -- NFJ Dividend Value Fund                                      1,270,879,711       7,033,609
VP -- Partners Small Cap Growth Fund                                 378,896,259      12,753,198
VP -- PIMCO Mortgage-Backed Securities Fund                        4,561,020,308   3,630,163,256
VP -- Pyramis International Equity Fund                              832,789,232      39,303,358
VP -- UBS Large Cap Growth Fund                                    1,016,602,633      74,517,141
VP -- Wells Fargo Short Duration Government Fund                   2,604,793,184   1,332,021,342


Realized gains and losses are determined on an identified cost basis.

6. SHARE TRANSACTIONS

Transactions in shares for the period from May 7, 2010 (when shares became available) to June 30, 2010, were as follows:

                                           RIVERSOURCE VP -            RIVERSOURCE VP -           VP - ALLIANCEBERNSTEIN
                                      LIMITED DURATION BOND FUND     STRATEGIC INCOME FUND       INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                          200,693,902                  77,463,316                  110,584,284
Reinvested distributions                               --                          --                      331,533
Redeemed                                         (218,999)                 (2,023,653)                    (149,533)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       200,474,903                  75,439,663                  110,766,284
--------------------------------------------------------------------------------------------------------------------------
CLASS 2
Reinvested distributions                               --                          --                            1
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                --                          --                            1
--------------------------------------------------------------------------------------------------------------------------


                                         VP - AMERICAN CENTURY       VP - AMERICAN CENTURY         VP - COLUMBIA WANGER
                                         DIVERSIFIED BOND FUND            GROWTH FUND          INTERNATIONAL EQUITIES FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                          168,270,031                 150,321,991                   41,274,121
Reinvested distributions                               --                          --                      103,551
Redeemed                                       (3,484,390)                   (208,953)                     (53,856)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       164,785,641                 150,113,038                   41,323,816
--------------------------------------------------------------------------------------------------------------------------
CLASS 2
Reinvested distributions                               --                          --                            1
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                --                          --                            1
--------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  225

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

                                         VP - COLUMBIA WANGER           VP - EATON VANCE        VP - INVESCO INTERNATIONAL
                                          U.S. EQUITIES FUND       FLOATING-RATE INCOME FUND           GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                           52,166,471                  71,698,724                  139,285,595
Reinvested distributions                               --                          --                      419,198
Redeemed                                          (75,572)                   (139,305)                    (184,988)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        52,090,899                  71,559,419                  139,519,805
--------------------------------------------------------------------------------------------------------------------------
CLASS 2
Reinvested distributions                               --                          --                            1
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                                --                          --                            1
--------------------------------------------------------------------------------------------------------------------------


                                           VP - J.P. MORGAN              VP - JENNISON                   VP - MFS
                                            CORE BOND FUND            MID CAP GROWTH FUND               VALUE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                          160,883,002                  69,766,838                  137,871,691
Redeemed                                      (11,177,286)                    (96,840)                    (717,735)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       149,705,716                  69,669,998                  137,153,956
--------------------------------------------------------------------------------------------------------------------------


                                             VP - MARSICO         VP - MONDRIAN INTERNATIONAL      VP - MORGAN STANLEY
                                              GROWTH FUND                SMALL CAP FUND          GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                          127,486,104                  24,518,433                   31,699,755
Reinvested distributions                               --                      31,069                           --
Redeemed                                         (178,152)                    (32,027)                     (39,618)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       127,307,952                  24,517,475                   31,660,137
--------------------------------------------------------------------------------------------------------------------------

                                           VP - NFJ DIVIDEND          VP - PARTNERS SMALL          VP - PIMCO MORTGAGE-
                                              VALUE FUND                CAP GROWTH FUND           BACKED SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                          135,458,943                  39,783,179                   90,479,983
Redeemed                                         (805,649)                    (56,676)                     (96,062)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                       134,653,294                  39,726,503                   90,383,921


--------------------------------------------------------------------------------------------------------------------------
                                      VP - PYRAMIS INTERNATIONAL         VP - UBS LARGE           VP - WELLS FARGO SHORT
                                              EQUITY FUND               CAP GROWTH FUND          DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS 1
Sold                                           91,973,229                 100,376,120                  132,296,150
Reinvested distributions                           53,709                          --                           --
Redeemed                                       (4,056,224)                   (139,510)                    (151,127)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)                        87,970,714                 100,236,610                  132,145,023
--------------------------------------------------------------------------------------------------------------------------


7. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written by VP -- PIMCO Mortgage-Backed Securities Fund during the period from May 7, 2010 (when shares became available) to June 30, 2010 were as follows:

                                                                    CALLS                 PUTS
                                                             -------------------  -------------------
                                                             CONTRACTS  PREMIUMS  CONTRACTS  PREMIUMS
-----------------------------------------------------------------------------------------------------
Balance May 7, 2010                                              --     $     --      --      $    --
Opened                                                          199      117,673     199       64,782
-----------------------------------------------------------------------------------------------------
Balance June 30, 2010                                           199     $117,673     199      $64,782
-----------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
226  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

8. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated for each Fund for the period from May 7, 2010 (when shares became available) to June 30, 2010, were as follows:

FUND                                                                 PURCHASES       PROCEEDS
------------------------------------------------------------------------------------------------
RiverSource VP -- Limited Duration Bond Fund                      $1,375,133,507  $  871,460,239
RiverSource VP -- Strategic Income Fund                              609,144,587     538,923,594
VP -- AllianceBernstein International Value Fund                   1,047,431,599   1,022,099,538
VP -- American Century Diversified Bond Fund                       1,699,689,123   1,575,182,336
VP -- American Century Growth Fund                                 1,439,066,054   1,432,587,271
VP -- Columbia Wanger International Equities Fund                    390,685,596     358,327,062
VP -- Columbia Wanger U.S. Equities Fund                             509,359,963     504,394,730
VP -- Eaton Vance Floating-Rate Income Fund                          631,176,607     430,403,308
VP -- Invesco International Growth Fund                            1,339,819,835   1,260,665,936
VP -- J.P. Morgan Core Bond Fund                                   1,471,421,550   1,223,669,721
VP -- Jennison Mid Cap Growth Fund                                   684,581,985     673,830,227
VP -- MFS Value Fund                                               1,046,233,957   1,029,391,559
VP -- Marsico Growth Fund                                          1,308,485,222   1,216,710,885
VP -- Mondrian International Small Cap Fund                          211,268,173     199,233,441
VP -- Morgan Stanley Global Real Estate Fund                         297,148,058     287,065,269
VP -- NFJ Dividend Value Fund                                      1,036,390,512   1,013,603,074
VP -- Partners Small Cap Growth Fund                                 363,812,778     350,438,945
VP -- PIMCO Mortgage-Backed Securities Fund                          111,754,549     111,765,006
VP -- Pyramis International Equity Fund                              763,728,720     723,355,711
VP -- UBS Large Cap Growth Fund                                      983,286,611     956,875,453
VP -- Wells Fargo Short Duration Government Fund                   1,563,464,401   1,534,329,411


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations and each Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010 can be found in the Portfolios of Investments.

9. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Each Fund had no borrowings during the period ended June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  227

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. PAYMENTS BY AFFILIATE

During the period ended June 30, 2010, the following funds received payments from an affiliated party as reimbursements for certain security transaction costs.

---------------------------------------------------------------------------------------
VP -- AllianceBernstein International Value Fund                             $  371,014
VP -- Columbia Wanger International Equities Fund                               293,262
VP -- Columbia Wanger U.S. Equities Fund                                         12,524
VP -- Invesco International Growth Fund                                       1,053,697
VP -- Marsico Growth Fund                                                        19,621
VP -- Morgan Stanley Global Real Estate Fund                                    255,586


11. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

12. RISKS RELATING TO CERTAIN INVESTMENTS

For RiverSource VP - Limited Duration Bond Fund, RiverSource VP - Strategic Income Fund, VP - AllianceBernstein International Value Fund, VP - Columbia Wanger International Equities Fund, VP - Eaton Vance Floating-Rate Income Fund, VP - Invesco International Growth Fund, VP - Jennison Mid Cap Growth Fund,
VP - Marisco Growth Fund, VP - Mondrian International Small Cap Fund,
VP - Morgan Stanley Global Real Estate Fund, VP - NFJ Dividend Value Fund,
VP - Partners Small Cap Growth Fund and VP - UBS Large Cap Growth Fund:

RISKS OF FOREIGN INVESTING
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

Investments in emerging markets present greater risk of loss than a typical foreign security investment. Because of the less developed markets and economics and less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers organized, domiciled or doing business in emerging markets.

For RiverSource VP - Strategic Income Fund, VP - Columbia Wanger International Equities Fund, VP - Columbia Wanger U.S. Equities Fund and VP - Mondrian International Small Cap Fund:

SMALL AND MID-CAP COMPANIES RISK
The Fund may invest in small and medium size companies. Such investments often involve greater risks than investments in larger, more established companies, including less predictable earnings and lack of experienced management, financial resources, product diversification and competitive strengths.

For RiverSource VP - Strategic Income Fund and VP - Morgan Stanley Global Real Estate Fund:

REAL ESTATE INDUSTRY RISK
The Fund is susceptible to the risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITS are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

For VP - Eaton Vance Floating-Rate Income Fund:


--------------------------------------------------------------------------------
228  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FLOATING RATE LOAN RISK
The Fund invests primarily in floating rate loans, the market value of which may fluctuate, sometimes rapidly and unpredictably. The principal risks of investing in the Fund include liquidity risk, interest rate risk, credit risk, counterparty risk, highly leveraged transactions risk, derivatives risk, confidential information access risk, and impairment of collateral risk. Generally, when interest rates rise, the prices of fixed income securities fall, however, securities or loans with floating interest rates can be less sensitive to interest rate changes, but they may decline in value if their interest rates do not rise as much as interest rates in general. Limited liquidity may affect the ability of the Fund to purchase or sell floating rate loans and may have a negative impact on fund performance. The floating rate loans and securities in which the fund invests generally are lower rated (non-investment grade) and are more likely to experience a default, which results in more volatile prices and more risk to principal and income than investment grade loans or securities.

For VP - MFS Value Fund and VP - Pyramis International Equity Fund:

RISKS OF FOREIGN INVESTING
Investments in foreign securities involve certain risks not associated with investments in U.S. companies. Securities markets in certain foreign countries are not as developed, efficient or liquid as securities markets in the United States. Foreign securities in the Fund's portfolio subject the Fund to the risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions of the country, as well as fluctuations in its currency and the risks associated with less developed custody and settlement practices.

For VP - Morgan Stanley Global Real Estate Fund:

FOREIGN CURRENCY RISK
Foreign currency risk results from constantly changing exchange rates between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

NON-DIVERSIFICATION RISK
The Fund is non-diversified. A non-diversified fund may invest a greater percentage of its assets in the securities of a single issuer than if it were a diversified fund. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

For VP - Partners Small Cap Growth Fund:

SECTOR RISK
The Fund may emphasize one or more economic sectors. Therefore, it may be more susceptible to the financial, market or economic events affecting the particular issuers and industries in which it invests than funds that do not emphasize particular sectors. The more a fund diversifies across sectors, the more it spreads risk and potentially reduces the risks of loss and volatility.

13. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements, other than as noted below.

The Board of Trustees of RiverSource VP - Strategic Income Fund has approved in principle the proposed merger of the Fund into Columbia Strategic Income Fund, Variable Series. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

14. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  229

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eight Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
230  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT AND SUBADVISORY AGREEMENTS  ------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to each of the below named RiverSource Variable Portfolio Funds (each, an "RVS VP Fund" and collectively, the "RVS VP Funds") and Variable Portfolio Funds (each, a "VP Fund" and collectively, the "VP Funds"), together the Funds.

RiverSource Variable Portfolio (RVS VP) - Limited Duration Bond Fund RiverSource Variable Portfolio (RVS VP) - Strategic Income Fund Variable Portfolio (VP) - AllianceBernstein International Value Fund Variable Portfolio (VP) - American Century Diversified Bond Fund Variable Portfolio (VP) - American Century Growth Fund
Variable Portfolio (VP) - Columbia Wanger International Equities Fund Variable Portfolio (VP) - Columbia Wanger U.S. Equities Fund
Variable Portfolio (VP) - Eaton Vance Floating-Rate Income Fund Variable Portfolio (VP) - Invesco International Growth Fund
Variable Portfolio (VP) - J.P. Morgan Core Bond Fund
Variable Portfolio (VP) - Jennison Mid Cap Growth Fund
Variable Portfolio (VP) - Marsico Growth Fund
Variable Portfolio (VP) - MFS Value Fund
Variable Portfolio (VP) - Mondrian International Small Cap Fund Variable Portfolio (VP) - Morgan Stanley Global Real Estate Fund Variable Portfolio (VP) - NFJ Dividend Value Fund
Variable Portfolio (VP) - Partners Small Cap Growth Fund
Variable Portfolio (VP) - PIMCO Mortgage-Backed Securities Fund Variable Portfolio (VP) - Pyramis(R) International Equity Fund Variable Portfolio (VP) - UBS Large Cap Growth Fund
Variable Portfolio (VP) - Wells Fargo Short Duration Government Fund

Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Funds and all RiverSource funds (collectively, the "RiverSource Funds"). In addition, for the VP Funds, under the subadvisory agreements (the "Subadvisory Agreements") between Columbia Management and each subadviser (collectively, the "Subadvisers"), the Subadvisers perform portfolio management and related services for their respective VP Fund.

Columbia Management prepared detailed reports for the Funds' Board of Trustees (the "Board") and its Contracts Committee in March and April 2010 to assist the Board in its determination of whether to approve the proposed IMS Agreement and the proposed Subadvisory Agreements (collectively, the "Advisory Agreements"). All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the independent Board members (the "Independent Directors"), i.e., independent legal counsel to the Independent Directors ("Independent Legal Counsel"), the Chair of the Board and Chair of the Contracts Committee, and the final materials were revised to reflect comments provided by these Board representatives.

At the April 6-8, 2010 in-person Board meeting, the Board, including the Independent Directors, considered approval of the Advisory Agreements. At this meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of each of the Advisory Agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadvisers: The Board analyzed various reports and presentations it had received detailing the services to be performed by Columbia Management and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning Columbia Management, including, in particular, the continued investment in, and resources dedicated to its mutual funds' operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities

--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  231

APPROVAL OF INVESTMENT MANAGEMENT SERVICES

AGREEMENT AND SUBADVISORY AGREEMENTS (continued)  ------------------------------


and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services to be provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services to be provided by Columbia Management's affiliates to the Funds. The Board also reviewed the financial condition of Columbia Management, its affiliates and each Subadviser, and each entity's ability to carry out its responsibilities under the proposed Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the proposed Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services to be performed under the proposed Advisory Agreements should be of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that Columbia Management, its affiliates and each of the Subadvisers, should be in a position to provide a high quality and level of services to the Funds.

Investment Performance: Although the consideration of a fund's investment performance is usually reviewed in connection with evaluating the nature, extent and quality of services provided under advisory agreements, the Board did not consider this factor because the Funds had no performance history. However, the Board did consider the investment process of each Fund's portfolio manager(s) and their investment performance track record with respect to managing a similar fund.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under each of the proposed Advisory Agreements. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board further observed that the proposed subadvisory fees to be paid under each of the proposed Subadvisory Agreements are borne by the investment manager and not the VP Funds. Based on its review, the Board concluded that the fees to be paid under each of the proposed Advisory Agreements were fair and reasonable in light of the extent and quality of services proposed to be provided under such agreements.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the RiverSource Funds. In addition, the Independent Directors noted that Columbia Wanger Asset Management LLC ("CWAM") is proposed to serve as Subadviser for the VP -- Columbia Wanger International Equities Fund and the VP -- Columbia Wanger U.S. Equities Fund and acknowledged that CWAM would be affiliated with the investment manager upon the close of the Columbia Transaction and, as a result, the Independent Directors considered the investment manager's economic benefit associated with the approval of the proposed Subadvisory Agreements with CWAM.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Funds. The Board noted that the fees to be paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which each Fund's shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.


--------------------------------------------------------------------------------
232  RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the Advisory Agreements for each of the Funds for an initial term of two years.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds(*); or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
             RIVERSOURCE VARIABLE PORTFOLIO FUNDS -- 2010 SEMIANNUAL REPORT  233

RiverSource Variable Portfolio Funds
734 Ameriprise Financial Center
Minneapolis, MN 55474


                    This report must be accompanied or preceded by the Fund's current prospectus. The Funds are distributed by Columbia Management
                    Investment Distributors, Inc., member FINRA, and managed by Columbia
(COLUMBIA           Management Investment Advisers, LLC. Insurance and Annuities are
MANAGEMENT LOGO)    issued by RiverSource Life Insurance Company, an affiliate of
                    Columbia Management.
                    (C)2010 Columbia Management Investment Advisers, LLC. All rights reserved.



S-6547 A (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Series Trust


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ----------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 7, 2010